Quarterly Holdings Report
for
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2026
SSC-NPRT1-0726
1.912894.115
Asset-Backed Securities - 4.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Panorama Auto Trust Series 2025-4 Class C, 1 month Australian Financial Market Rate + 1.5%, 5.8046% 4/20/2034 (e)(g)(r)	AUD	500,000	358,939
BAILIWICK OF JERSEY - 0.3%
AGL CLO 20 Ltd Series 2024-20A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (e)(g)(p)		16,000,000	16,035,360
AGL CLO Ltd Series 2025-24A Class CR, CME Term SOFR 3 month Index + 2.15%, 5.8161% 3/31/2038 (e)(g)(p)		250,000	250,805
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (e)(g)(p)		4,828,000	4,833,721
Ares LXIX CLO Ltd / Ares LXIX CLO LLC Series 2026-69A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.8878% 4/15/2036 (e)(g)(p)		500,000	500,703
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (e)(g)(p)		3,139,000	3,142,924
Atlas Senior Loan Fund XXIII Ltd Series 2024-23A Class AJ, CME Term SOFR 3 month Index + 1.74%, 5.4152% 7/20/2037 (e)(g)(p)		250,000	250,156
Atlas Senior Loan Fund XXIII Ltd Series 2024-23A Class B, CME Term SOFR 3 month Index + 2%, 5.6752% 7/20/2037 (e)(g)(p)		14,000,000	14,009,240
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (e)(g)(p)		3,748,000	3,754,690
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (e)(g)(p)		3,750,000	3,752,599
Benefit Street Partners CLO XXIX Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (e)(g)(p)		500,000	500,430
Benefit Street Partners CLO XXVII Ltd Series 2024-27A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (e)(g)(p)		720,000	721,971
Birch Grove CLO Ltd / Birch Grove CLO LLC Series 2026-8A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9652% 4/20/2039 (e)(g)(p)		250,000	250,770
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (e)(g)(p)		4,323,000	4,330,094
Brant Point CLO Ltd Series 2026-3A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8499% 1/20/2039 (e)(g)(p)		1,200,000	1,202,383
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (e)(g)(p)		8,569,000	8,581,357
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (e)(g)(p)		3,440,000	3,452,429
Golub Capital Partners CLO Ltd Series 2025-70A Class CR, CME Term SOFR 3 month Index + 1.75%, 5.4166% 10/25/2037 (e)(g)(p)		250,000	248,880
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (e)(g)(p)		3,484,000	3,490,937
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1852% 7/20/2037 (e)(g)(p)		4,204,000	4,204,000
Kennedy Lewis CLO LTD / Kennedy Lewis CLO LLC Series 2026-13A Class A1R, CME Term SOFR 3 month Index + 1.14%, 4.8152% 1/20/2038 (e)(g)(p)		500,000	500,688
Midocean Credit Clo Xii Ltd Series 2025-12A Class A1RR, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/18/2038 (e)(g)(p)		250,000	250,361
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (e)(g)(p)		4,023,000	4,015,899
OCP CLO Ltd Series 2024-36A Class B1, CME Term SOFR 3 month Index + 1.7%, 5.3795% 10/16/2037 (e)(g)(p)		1,238,000	1,241,714
OCP CLO Ltd Series 2026-31A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2039 (e)(g)(p)		250,000	249,750
OCP CLO Series 2024-37A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.0331% 10/15/2037 (e)(g)(p)		250,000	250,738
OCP CLO Series 2024-37A Class B1, CME Term SOFR 3 month Index + 1.68%, 5.3531% 10/15/2037 (e)(g)(p)		250,000	250,772
Park Blue CLO Ltd Series 2026-4A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (e)(g)(p)		24,500,000	24,588,984
Regata XXVII Funding Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.53%, 5.1966% 4/26/2037 (e)(g)(p)		500,000	500,000
Renew Series 2023-1A Class A, 5.9% 11/20/2058 (p)		2,306,423	2,320,204
Silver Point CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.26%, 5.0088% 1/18/2039 (e)(g)(p)		250,000	250,250
Unity-Peace Park CLO Ltd Series 2026-1A Class DR, CME Term SOFR 3 month Index + 2.85%, 6.5252% 4/20/2035 (e)(g)(p)		500,000	481,736
Vantage Data Centers Jersey Borrower Spv Ltd Series 2024-1X Class A2, 6.172% 5/28/2039 (r)	GBP	330,000	447,034
Vantage Data Centers Jersey Borrower Spv Ltd Series 2025-1X Class B, 6.338% 5/28/2039 (r)	GBP	135,000	179,144
Verdelite Static CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.13%, 4.8052% 7/20/2032 (e)(g)(p)		2,221,875	2,222,664
Wildwood Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (e)(g)(p)		250,000	250,556
TOTAL BAILIWICK OF JERSEY			111,513,943
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (e)(g)(p)		2,328,000	2,328,819
Symphony CLO 40 Ltd Series 2024-40A Class AR, CME Term SOFR 3 month Index + 1.31%, 4.979% 1/5/2038 (e)(g)(p)		420,000	420,921
Symphony CLO Series 2026-42A Class A1R, CME Term SOFR 3 month Index + 1.24%, 4.8685% 4/17/2037 (e)(g)(p)		500,000	500,003
TOTAL BERMUDA			3,249,743
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (p)		503,380	505,224
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (p)		1,240,366	1,251,001
TOTAL CANADA			1,756,225
GERMANY - 0.0%
BMO Mortgage Trust Series 2025-1X Class A2, 4.292% 6/28/2050 (r)	EUR	294,000	341,792
SC Germany Consumer Series 2024-2 Class C, 1 month EURIBOR + 1.4%, 3.372% 5/14/2038 (e)(g)(r)	EUR	100,000	116,890
SC Germany Consumer Series 2024-2 Class D, 1 month EURIBOR + 1.7%, 3.672% 5/14/2038 (e)(g)(r)	EUR	100,000	117,164
TOTAL GERMANY			575,846
GRAND CAYMAN (UK OVERSEAS TER) - 1.6%
1988 CLO 2 Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8731% 4/15/2038 (e)(g)(p)		250,000	250,175
1988 CLO Ltd / 1988 CLO LLC Series 2024-5A Class A1, CME Term SOFR 3 month Index + 1.54%, 5.2131% 7/15/2037 (e)(g)(p)		250,000	250,311
1988 CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9231% 10/15/2038 (e)(g)(p)		250,000	250,375
ACREC LLC Series 2026-FL4 Class A, CME Term SOFR 1 month Index + 1.45%, 5.0751% 1/18/2043 (e)(g)(p)		300,000	300,748
ACREC LLC Series 2026-FL4 Class B, CME Term SOFR 1 month Index + 1.8%, 5.4251% 1/18/2043 (e)(g)(p)		2,400,000	2,394,009
Agl Clo 10 Ltd Series 2026-10A Class A1R2, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2039 (e)(g)(p)		250,000	250,144
AGL CLO 35 Ltd Series 2024-35A Class A1, CME Term SOFR 3 month Index + 1.34%, 5.0121% 1/21/2038 (e)(g)(p)		250,000	250,732
AGL CLO 37 Ltd Series 2025-37A Class A1, CME Term SOFR 3 month Index + 1.24%, 4.9036% 4/22/2038 (e)(g)(p)		250,000	250,375
AGL CLO Ltd Series 2026-15A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8752% 1/20/2039 (e)(g)(p)		3,200,000	3,201,050
AGL Core CLO 2 Ltd / AGL Core 2 LLC Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.46%, 5.1352% 7/20/2037 (e)(g)(p)		250,000	250,049
AGL Core CLO 38 Ltd Series 2025-38A Class A1, CME Term SOFR 3 month Index + 1.24%, 4.9036% 1/22/2038 (e)(g)(p)		270,000	270,637
AIMCO CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0736% 7/22/2037 (e)(g)(p)		2,821,000	2,821,000
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (e)(g)(p)		4,867,000	4,875,206
Aimco Clo 15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8804% 4/17/2038 (e)(g)(p)		425,000	425,459
AIMCO CLO 23 Ltd Series 2025-23A Class A, CME Term SOFR 3 month Index + 1.13%, 4.8052% 4/20/2038 (e)(g)(p)		385,650	385,099
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (e)(g)(p)		4,673,000	4,682,337
AMMC CDO Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 1/20/2035 (e)(g)(p)		5,200,000	5,202,600
AMMC CLO 27 Ltd Series 2025-27A Class A2R, CME Term SOFR 3 month Index + 1.35%, 5.0252% 1/20/2037 (e)(g)(p)		4,820,000	4,815,768
Anchorage Capital CLO 15 Ltd Series 2025-15A Class A1R2, CME Term SOFR 3 month Index + 1.41%, 5.0852% 7/20/2038 (e)(g)(p)		470,000	471,551
Anchorage Capital CLO 8 Ltd Series 2025-8A Class A1R3, CME Term SOFR 3 month Index + 1.29%, 4.9566% 10/27/2038 (e)(g)(p)		250,000	250,354
Anchorage Capital CLO Ltd Series 2025-32A Class D, CME Term SOFR 3 month Index + 3.95%, 7.6231% 7/15/2037 (e)(g)(p)		250,000	250,110
Anchorage Capital CLO Ltd Series 2026-22A Class AR4, CME Term SOFR 3 month Index + 1.23%, 4.8092% 1/20/2039 (e)(g)(p)		1,550,000	1,551,547
Apidos CLO Series 2021-37A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0553% 10/22/2034 (e)(g)(p)		1,650,000	1,651,135
Apidos CLO Series 2021-37A Class D, CME Term SOFR 3 month Index + 3.3116%, 6.9753% 10/22/2034 (e)(g)(p)		250,000	250,242
Arbor Realty Collateralized Loan Obligation Ltd Series 2025-BTR1 Class A, CME Term SOFR 1 month Index + 1.925%, 5.5276% 1/20/2041 (e)(g)(p)		408,000	409,273
ARCLO Series 2022-FL1 Class A, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0929% 1/15/2037 (e)(g)(p)		79,374	79,415
AREIT Ltd Series 2025-CRE10 Class A, CME Term SOFR 1 month Index + 1.3879%, 5.013% 12/17/2029 (e)(g)(p)		133,000	132,918
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (e)(g)(p)		5,230,000	5,245,287
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (e)(g)(p)		4,228,000	4,238,211
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (e)(g)(p)		3,511,000	3,515,013
Ares LXII CLO Ltd Series 2025-62A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.1666% 1/25/2034 (e)(g)(p)		5,100,000	5,104,774
Ares XXVII CLO Ltd Series 2024-2A Class BR3, CME Term SOFR 3 month Index + 1.65%, 5.3201% 10/28/2034 (e)(g)(p)		3,900,000	3,906,330
Atlantic Ave Ltd / Atlantic Ave LLC Series 2025-4A Class A, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2038 (e)(g)(p)		3,500,000	3,506,066
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (e)(g)(p)		3,908,000	3,920,424
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2026-4A Class A1RR, CME Term SOFR 3 month Index + 1%, 4.6752% 10/20/2034 (e)(g)(p)		2,000,000	2,000,628
Bain Capital Credit CLO Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 7/15/2037 (e)(g)(p)		380,000	380,259
Bain Capital Credit CLO Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.7021% 10/21/2034 (e)(g)(p)		1,000,000	999,966
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (e)(g)(p)		1,560,000	1,563,900
Barings Loan Partners CLO Ltd 2 / Barings Loan Partners CLO 2 LLC Series 2025-2A Class CR, CME Term SOFR 3 month Index + 1.65%, 5.3252% 1/20/2034 (e)(g)(p)		4,500,000	4,484,759
Battalion CLO X Ltd / Battalion CLO X LLC Series 2025-10A Class A1R3, CME Term SOFR 3 month Index + 1.14%, 4.8071% 1/24/2035 (e)(g)(p)		678,436	679,093
Bbam US CLO I Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8731% 3/30/2038 (e)(g)(p)		250,000	249,875
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (e)(g)(p)		125,000	125,197
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (e)(g)(p)		2,131,773	2,133,427
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (e)(g)(p)		3,102,000	3,107,010
Benefit Str Partners CLO Xxxviii Ltd / Benefit Str Partners CLO Xxxviii LLC Series 2024-38A Class A, CME Term SOFR 3 month Index + 1.31%, 4.9766% 1/25/2038 (e)(g)(p)		250,000	250,687
Benefit Street Partners CLO 42 Ltd Series 2025-42A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9666% 10/25/2038 (e)(g)(p)		250,000	251,210
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (e)(g)(p)		3,210,000	3,217,171
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (e)(g)(p)		2,822,000	2,826,617
Benefit Street Partners CLO XXXVII Ltd Series 2024-37A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0166% 1/25/2038 (e)(g)(p)		560,000	561,776
BETHP Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.06%, 4.6956% 10/15/2036 (e)(g)(p)		1,250,000	1,250,250
Birch Grove CLO 4 Ltd Series 2024-4A Class A1R, CME Term SOFR 3 month Index + 1.48%, 5.1531% 7/15/2037 (e)(g)(p)		240,000	240,428
Birch Grove CLO Ltd / Birch Grove CLO LLC Series 2024-19A Class A1RR, CME Term SOFR 3 month Index + 1.59%, 5.2704% 7/17/2037 (e)(g)(p)		700,000	701,075
Birch Grove CLO Series 2025-6A Class A1R, CME Term SOFR 3 month Index + 1.38%, 5.0552% 7/20/2037 (e)(g)(p)		250,000	250,938
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (p)		5,802,528	5,511,593
Bluemountain CLO Ltd / Bluemountain CLO LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8566% 10/25/2030 (e)(g)(p)		36,382	36,459
Bluemountain CLO Ltd / Bluemountain CLO LLC Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.85%, 5.5166% 10/25/2030 (e)(g)(p)		780,000	781,794
Bluemountain CLO Ltd Series 2018-2A Class B, CME Term SOFR 3 month Index + 1.9616%, 5.6127% 8/15/2031 (e)(g)(p)		500,000	501,435
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.8511% 11/15/2030 (e)(g)(p)		57,119	57,137
Bluemountain CLO Ltd Series 2025-4A Class CR2, CME Term SOFR 3 month Index + 1.3%, 4.9752% 4/20/2030 (e)(g)(p)		1,000,000	999,286
Bluemountain CLO XXII Ltd Series 2018-22A Class B, CME Term SOFR 3 month Index + 1.7616%, 5.4347% 7/15/2031 (e)(g)(p)		250,000	250,372
Bridge Street CLO II Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.26%, 4.9352% 1/20/2039 (e)(g)(p)		250,000	250,081
Bridge Street CLO Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9338% 4/20/2039 (e)(g)(p)		1,250,000	1,250,938
Bridge Street CLO VI Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.28%, 4.9531% 1/15/2039 (e)(g)(p)		370,000	370,293
Bryant Park Funding Series 2026-23A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9311% 5/15/2037 (e)(g)(p)		500,000	500,464
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (e)(g)(p)		280,000	280,196
BXMT Ltd Series 2025-FL5 Class A, CME Term SOFR 1 month Index + 1.6388%, 5.2639% 10/18/2042 (e)(g)(p)		628,000	629,177
Canyon Capital CLO Ltd Series 2018-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.0047% 7/15/2031 (e)(g)(p)		36,542	36,568
Canyon Capital CLO Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.01%, 4.6831% 10/15/2034 (e)(g)(p)		710,000	708,849
Canyon Capital CLO Ltd Series 2025-2A Class CR2, CME Term SOFR 3 month Index + 1.9%, 5.5731% 10/15/2034 (e)(g)(p)		250,000	249,988
Canyon CLO Ltd Series 2025-3A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7631% 7/15/2034 (e)(g)(p)		1,000,000	1,000,842
Canyon CLO Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 10/15/2034 (e)(g)(p)		500,000	500,084
Carlyle US CLO Ltd / Carlyle US CLO LLC Series 2024-6A Class B, CME Term SOFR 3 month Index + 1.7%, 5.3666% 10/25/2037 (e)(g)(p)		1,890,000	1,895,451
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (e)(g)(p)		3,508,000	3,510,929
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (e)(g)(p)		5,360,000	5,366,336
Carlyle US CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.4%, 5.0721% 10/21/2037 (e)(g)(p)		340,000	341,016
Carlyle US CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.78%, 5.4521% 10/21/2037 (e)(g)(p)		250,000	250,924
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4166% 10/25/2037 (e)(g)(p)		150,000	149,990
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (e)(g)(p)		3,635,000	3,636,374
Carlyle US CLO Ltd Series 2026-3A Class CR3, CME Term SOFR 3 month Index + 1.75%, 5.4213% 4/20/2039 (e)(g)(p)		260,000	260,219
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (e)(g)(p)		4,327,000	4,334,057
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (e)(g)(p)		3,215,000	3,221,205
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (e)(g)(p)		4,739,000	4,748,469
CIFC Funding Ltd / CIFC Funding LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (e)(g)(p)		100,000	100,127
CIFC Funding Ltd / CIFC Funding LLC Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.3752% 1/18/2038 (e)(g)(p)		500,000	501,462
CIFC Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (e)(g)(p)		294,000	294,423
CIFC Funding Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.75%, 5.4166% 7/25/2037 (e)(g)(p)		250,000	250,561
CIFC Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (e)(g)(p)		28,750,000	28,835,876
CIFC Funding Ltd Series 2024-4A Class A1R, CME Term SOFR 3 month Index + 1.3%, 4.9731% 1/15/2040 (e)(g)(p)		680,000	681,108
CIFC Funding Ltd Series 2024-6A Class A1R, CME Term SOFR 3 month Index + 1.45%, 5.1295% 7/16/2037 (e)(g)(p)		310,000	310,297
CIFC Funding Ltd Series 2025-2A Class D1RR, CME Term SOFR 3 month Index + 2.6%, 6.2804% 10/17/2038 (e)(g)(p)		550,000	551,524
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8531% 3/31/2038 (e)(g)(p)		250,000	250,046
CIFC Funding Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.22%, 4.9004% 1/17/2038 (e)(g)(p)		2,500,000	2,506,505
CIFC Funding Ltd Series 2025-4RA Class A1A2, CME Term SOFR 3 month Index + 0.99%, 4.6704% 1/17/2035 (e)(g)(p)		4,300,000	4,296,173
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (e)(g)(p)		3,307,000	3,313,234
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (e)(g)(p)		2,185,000	2,195,103
CIFC Funding Ltd Series 2026-3A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8631% 1/20/2039 (e)(g)(p)		20,000,000	20,028,000
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (e)(g)(p)		500,000	500,003
CTM CLO Ltd Series 2026-3A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9312% 4/15/2039 (e)(g)(p)		250,000	249,523
D2 Multifamily Cr Issuer Ltd Series 2026-FL1 Class A, CME Term SOFR 1 month Index + 1.45%, 5.11% 11/19/2043 (e)(g)(p)		250,000	250,390
Diameter Capital CLO 10 Ltd / Diameter Capital CLO 10 LLC Series 2025-10A Class A, CME Term SOFR 3 month Index + 1.31%, 4.9852% 4/20/2038 (e)(g)(p)		574,000	575,393
Diameter Capital CLO 8 Ltd Series 2024-8A Class A1A, CME Term SOFR 3 month Index + 1.4%, 5.0752% 10/20/2037 (e)(g)(p)		1,100,000	1,102,515
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9319% 8/20/2034 (e)(g)(p)		250,000	250,128
Dryden 40 Senior Loan Fund Series 2024-40A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.8011% 8/15/2031 (e)(g)(p)		63,720	63,781
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.3231% 10/15/2030 (e)(g)(p)		4,000,000	4,009,064
Dryden 55 CLO Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 4.9547% 4/15/2031 (e)(g)(p)		26,549	26,580
Dryden CLO Ltd Series 2024-76A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (e)(g)(p)		1,000,000	1,001,934
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.2052% 4/18/2037 (e)(g)(p)		5,321,000	5,326,576
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (e)(g)(p)		5,727,000	5,736,163
E3 Series 2019-1 Class A, 3.1% 9/20/2055 (p)		107,177	93,500
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (e)(g)(p)		3,921,000	3,923,482
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (e)(g)(p)		6,200,000	6,202,585
Elevation CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.3%, 4.9666% 1/25/2035 (e)(g)(p)		12,500,000	12,504,150
Elevation CLO Ltd Series 2025-1A Class A1R3, CME Term SOFR 3 month Index + 1.4%, 5.068% 7/25/2038 (e)(g)(p)		500,000	501,165
Elevation CLO Ltd Series 2026-19A Class A1, CME Term SOFR 3 month Index + 1.28%, 4.9423% 3/31/2038 (e)(g)(p)		500,000	500,502
Elmwood CLO 25 Ltd Series 2026-1A Class DR, CME Term SOFR 3 month Index + 2.8%, 6.44% 4/17/2037 (e)(g)(p)		250,000	251,244
Elmwood CLO 36 Ltd / Elmwood CLO 36 LLC Series 2024-12RA Class AR, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (e)(g)(p)		500,000	500,977
Elmwood CLO 38 Ltd Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8136% 4/22/2038 (e)(g)(p)		250,000	250,059
Elmwood CLO II Ltd Series 2024-2A Class A1RR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (e)(g)(p)		22,500,000	22,562,798
Elmwood CLO III Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.38%, 5.0552% 7/18/2037 (e)(g)(p)		12,000,000	12,018,228
Elmwood CLO III Ltd Series 2024-3A Class ERR, CME Term SOFR 3 month Index + 5.95%, 9.6252% 7/18/2037 (e)(g)(p)		400,000	392,624
Elmwood CLO IX Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 1.14%, 4.8152% 4/20/2038 (e)(g)(p)		500,000	500,087
Elmwood CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 4.9752% 10/20/2038 (e)(g)(p)		250,000	250,548
Elmwood CLO VI Ltd Series 2024-3A Class ARR, CME Term SOFR 3 month Index + 1.38%, 5.0552% 7/18/2037 (e)(g)(p)		250,000	250,399
Elmwood CLO X Ltd Series 2025-3A Class CR2, CME Term SOFR 3 month Index + 1.95%, 5.6252% 7/20/2038 (e)(g)(p)		250,000	251,478
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (e)(g)(p)		3,505,000	3,512,255
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8819% 11/20/2038 (e)(g)(p)		8,080,000	8,095,271
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (e)(g)(p)		3,139,000	3,140,023
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (e)(g)(p)		3,345,000	3,362,615
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (e)(g)(p)		6,432,000	6,437,892
Flatiron CLO Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.58%, 5.2552% 10/19/2037 (e)(g)(p)		250,000	250,196
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (p)		2,390,000	2,394,302
Galaxy XXII CLO Ltd Series 2026-22A Class CR4, CME Term SOFR 3 month Index + 1.6%, 5.2795% 4/16/2034 (e)(g)(p)		500,000	499,497
Gcbsl Series 2025-48A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9904% 4/17/2038 (e)(g)(p)		250,000	250,242
Generate CLO 6 Ltd / Generate CLO 6 LLC Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0636% 10/22/2037 (e)(g)(p)		250,000	250,617
Generate CLO Ltd / Generate CLO LLC Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.43%, 5.1052% 7/20/2037 (e)(g)(p)		750,000	751,096
Generate CLO Ltd / Generate CLO LLC Series 2024-7A Class A1R, CME Term SOFR 3 month Index + 1.62%, 5.2836% 4/22/2037 (e)(g)(p)		250,000	250,330
Generate CLO Ltd Series 2025-12A Class CR, CME Term SOFR 3 month Index + 2%, 5.6752% 7/20/2038 (e)(g)(p)		250,000	250,731
Golub Capital CLO 88 B Ltd Series 2026-88A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9304% 4/17/2038 (e)(g)(p)		250,000	250,293
Golub Capital Partners CLO 53b Ltd Series 2025-53A Class AR, CME Term SOFR 3 month Index + 0.98%, 4.6552% 7/20/2034 (e)(g)(p)		5,200,000	5,189,761
Goodgreen Trust Series 2017-2A Class A, 3.26% 10/15/2053 (p)		101,936	91,627
Goodgreen Trust Series 2018-1A Class A, 3.93% 10/15/2053 (e)(p)		90,214	83,660
Greywolf Clo II Ltd Series 2021-1A Class A1SR, CME Term SOFR 3 month Index + 1.4%, 5.0731% 4/15/2034 (e)(g)(p)		35,000,000	35,021,245
Gsreft Series 2026-FL1 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1128% 4/19/2043 (e)(g)(p)		3,600,000	3,610,121
Gt Loan Financing I Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8901% 4/28/2039 (e)(g)(p)		310,000	310,286
Ha Cr Partners Xvi Ltd / Oha Cr Partners Xvi LLC Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/18/2037 (e)(g)(p)		280,000	280,596
Halseypoint CLO Ltd / Halseypoint CLO LLC Series 2025-6A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0252% 1/20/2038 (e)(g)(p)		250,000	250,785
Hero Funding Trust Series 2017-1A Class A, 3.5% 9/21/2043 (p)		45,204	39,643
Hero Funding Trust Series 2017-1A Class A2, 4.46% 9/20/2047 (p)		40,684	38,539
Hero Funding Trust Series 2017-3A Class A1, 3.19% 9/20/2048 (p)		43,974	40,123
Hero Funding Trust Series 2017-3A Class A2, 3.95% 9/20/2048 (p)		36,296	33,872
Honey Hill Park CLO Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8695% 4/24/2039 (e)(g)(p)		250,000	249,750
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (p)		1,533,702	1,526,945
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (p)		2,218,214	2,184,933
ICG US CLO Ltd Series 2025-1A Class A2R3, CME Term SOFR 3 month Index + 1.6%, 5.2689% 4/29/2034 (e)(g)(p)		5,150,000	5,151,262
Invesco CLO Ltd Series 2025-2A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.2731% 7/15/2034 (e)(g)(p)		2,500,000	2,503,895
Jamestown CLO Ltd / Jamestown CLO LLC Series 2024-18A Class A1R, CME Term SOFR 3 month Index + 1.27%, 4.9366% 7/25/2035 (e)(g)(p)		11,700,000	11,701,498
Jamestown CLO XVII Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2035 (e)(g)(p)		250,000	250,012
Kennedy Lewis CLO 16 Ltd Series 2024-16A Class B, CME Term SOFR 3 month Index + 1.85%, 5.5252% 7/20/2037 (e)(g)(p)		500,000	501,023
KKR CLO 21 Ltd Series 2018-21 Class B, CME Term SOFR 3 month Index + 1.6616%, 5.3347% 4/15/2031 (e)(g)(p)		250,000	250,185
KKR CLO 23 Ltd Series 2026-23 Class AR2, CME Term SOFR 3 month Index + 1.05%, 4.6809% 4/20/2036 (e)(g)(p)		500,000	500,003
KKR CLO 35 Ltd Series 2025-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 1/20/2038 (e)(g)(p)		250,000	249,765
KKR Financial CLO Ltd Series 2025-1A Class A1R3, CME Term SOFR 3 month Index + 1.25%, 4.9231% 10/15/2038 (e)(g)(p)		250,000	250,615
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (e)(g)(p)		2,529,000	2,527,720
Lcm 35 Ltd Series 2025-35A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.3231% 10/15/2034 (e)(g)(p)		4,000,000	4,000,584
Madison Park Funding Ltd Series 2024-57A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9466% 7/27/2034 (e)(g)(p)		250,000	249,992
Madison Park Funding Ltd Series 2026-69A Class A1R, CME Term SOFR 3 month Index + 1.2%, 0% 7/25/2037 (e)(g)(p)		250,000	250,001
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.1766% 4/25/2037 (e)(g)(p)		250,000	250,184
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class B, CME Term SOFR 3 month Index + 2.05%, 5.7166% 4/25/2037 (e)(g)(p)		270,000	270,351
Madison Park Funding LXXI Ltd Series 2025-71A Class A1, CME Term SOFR 3 month Index + 1.14%, 4.8061% 4/23/2038 (e)(g)(p)		2,880,000	2,872,797
Madison Park Funding XIV Ltd Series 2025-14A Class BR4, CME Term SOFR 3 month Index + 1.5%, 5.1636% 10/22/2030 (e)(g)(p)		250,000	250,040
Madison Park Funding XXX Ltd / Madison Park Funding XXX LLC Series 2024-30A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0395% 7/16/2037 (e)(g)(p)		950,000	951,056
Madison Park Funding XXXI Ltd Series 2024-31A Class B1R, CME Term SOFR 3 month Index + 1.8%, 5.4661% 7/23/2037 (e)(g)(p)		600,000	600,726
Madison Park Funding XXXIII Ltd Series 2026-33A Class AR2, CME Term SOFR 3 month Index + 1.03%, 4.6674% 10/15/2032 (e)(g)(p)		2,500,000	2,501,640
Madison Park Funding XXXIX Ltd Series 2024-39A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9136% 10/22/2034 (e)(g)(p)		5,300,000	5,300,000
Madison Park Funding XXXIX Ltd Series 2024-39A Class CR, CME Term SOFR 3 month Index + 2.05%, 5.7136% 10/22/2034 (e)(g)(p)		250,000	250,000
Madison Park Funding XXXIX Ltd Series 2026-39AR Class ARR, CME Term SOFR 3 month Index + 1.03%, 0% 10/22/2034 (e)(g)(p)		250,000	250,000
Madison Park Funding XXXVII LLC Series 2024-37A Class AR2, CME Term SOFR 3 month Index + 1.53%, 5.2031% 4/15/2037 (e)(g)(p)		5,600,000	5,603,360
Madison Park Funding XXXVII LLC Series 2024-37A Class BR2, CME Term SOFR 3 month Index + 1.95%, 5.6231% 4/15/2037 (e)(g)(p)		750,000	750,692
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (e)(g)(p)		3,400,000	3,405,012
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (e)(g)(p)		2,446,000	2,446,993
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (e)(g)(p)		2,869,000	2,878,098
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (e)(g)(p)		5,200,000	5,201,940
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (e)(g)(p)		3,261,000	3,259,043
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (e)(g)(p)		5,256,000	5,260,362
Marble Point CLO XVIII Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 4.8831% 3/15/2038 (e)(g)(p)		750,000	751,052
Midocean Cr Clo Xi Ltd / Midocean Cr Clo Xi LLC Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 4.8852% 1/18/2036 (e)(g)(p)		250,000	250,040
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (e)(g)(p)		4,173,000	4,176,543
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (e)(g)(p)		2,676,000	2,680,886
Neub Series 2025-34A Class A1R2, CME Term SOFR 3 month Index + 1.3%, 4.9752% 7/20/2039 (e)(g)(p)		250,000	250,466
Neuberger Berman CLO XVII Ltd / Neuberger Berman CLO XVII LLC Series 2024-17A Class AR3, CME Term SOFR 3 month Index + 1.4%, 5.0636% 7/22/2038 (e)(g)(p)		250,000	250,381
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (e)(g)(p)		4,828,000	4,834,552
Neuberger Berman Loan Advisers CLO 36R Ltd Series 2025-36RA Class A, CME Term SOFR 3 month Index + 1.27%, 4.9452% 7/20/2039 (e)(g)(p)		690,000	691,475
New Mountain CLO 7 Ltd / LLC Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8752% 3/31/2038 (e)(g)(p)		250,000	250,215
Northwoods Capital XII-B Ltd Series 2024-12BA Class AR, CME Term SOFR 3 month Index + 1.19%, 4.864% 6/15/2031 (e)(g)(p)		3,168,185	3,168,397
Oaktree CLO Ltd Series 2025-31A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9931% 7/15/2038 (e)(g)(p)		500,000	500,518
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (e)(g)(p)		2,909,000	2,899,857
OCP CLO Ltd / OCP CLO LLC Series 2024-13A Class AR2, CME Term SOFR 3 month Index + 1.34%, 5.0121% 11/26/2037 (e)(g)(p)		860,000	862,408
OCP CLO Ltd Series 2024-17A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/20/2037 (e)(g)(p)		250,000	250,445
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (e)(g)(p)		3,770,000	3,779,610
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (e)(g)(p)		2,260,000	2,259,842
OCP CLO Series 2024-12A Class BAR3, CME Term SOFR 3 month Index + 1.68%, 5.3552% 10/18/2037 (e)(g)(p)		250,000	250,194
OCP CLO Series 2024-12A Class XR3, CME Term SOFR 3 month Index + 1.2%, 4.8752% 10/18/2037 (e)(g)(p)		175,000	175,004
Octagon 75 Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8636% 1/22/2038 (e)(g)(p)		250,000	250,409
Octagon Investment Partners 40 Ltd Series 2025-1A Class A1RR, CME Term SOFR 3 month Index + 1.04%, 4.7152% 1/20/2035 (e)(g)(p)		6,300,000	6,300,277
Octagon Investment Partners 40 Ltd Series 2025-1A Class BRR, CME Term SOFR 3 month Index + 1.55%, 5.2252% 1/20/2035 (e)(g)(p)		5,850,000	5,854,288
Octagon Investment Partners 41 Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.09%, 4.7631% 10/15/2033 (e)(g)(p)		4,250,000	4,252,440
Octagon Investment Partners 45 Ltd Series 2025-1A Class A1RR, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2035 (e)(g)(p)		11,000,000	11,006,721
Octagon Investment Partnrs 51 Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.1752% 7/20/2034 (e)(g)(p)		4,200,000	4,202,146
OFSI BSL XIV CLO Ltd Series 2024-14A Class A, CME Term SOFR 3 month Index + 1.46%, 5.1276% 7/20/2037 (e)(g)(p)		10,000,000	10,004,720
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (e)(g)(p)		2,310,000	2,313,726
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (e)(g)(p)		440,000	440,261
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (e)(g)(p)		5,150,000	5,162,417
OHA Credit Funding 5 Ltd Series 2024-5A Class B1R, CME Term SOFR 3 month Index + 1.7%, 5.3752% 10/18/2037 (e)(g)(p)		250,000	250,510
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (e)(g)(p)		4,087,000	4,095,513
OHA Credit Funding 7 Ltd / OHA Credit Funding 7 LLC Series 2025-7A Class A1R2, CME Term SOFR 3 month Index + 1.28%, 4.9552% 7/19/2038 (e)(g)(p)		470,000	470,849
OHA Credit Funding 9 Ltd Series 2024-9A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/19/2037 (e)(g)(p)		270,000	270,538
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (e)(g)(p)		3,159,000	3,161,385
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (e)(g)(p)		9,030,000	9,048,259
OHA Loan Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 5.1352% 7/20/2037 (e)(g)(p)		250,000	250,454
OHA Loan Funding Ltd Series 2025-1A Class A1R4, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/19/2038 (e)(g)(p)		250,000	250,437
OHA Loan Funding Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/20/2038 (e)(g)(p)		1,180,000	1,183,477
Orchard Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (e)(g)(p)		730,000	731,472
Ozlm Funding II Ltd Series 2025-2A Class AR4, CME Term SOFR 3 month Index + 1.2%, 4.8634% 7/30/2037 (e)(g)(p)		250,000	250,169
Palmer Square CLO Ltd Series 2025-1A Class A1AR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2038 (e)(g)(p)		3,250,000	3,251,703
Palmer Square CLO Ltd Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.25%, 4.8963% 8/14/2038 (e)(g)(p)		1,100,000	1,104,530
Palmer Square CLO Ltd Series 2025-4A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9452% 10/20/2038 (e)(g)(p)		250,000	250,182
Palmer Square CLO Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9931% 7/15/2038 (e)(g)(p)		480,000	480,756
Palmer Square CLO Ltd Series 2025-4A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.3731% 7/15/2038 (e)(g)(p)		1,260,000	1,264,850
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (e)(g)(p)		2,730,000	2,732,730
Palmer Square LLC Series 2024-2A Class B, CME Term SOFR 3 month Index + 1.65%, 5.3252% 7/20/2037 (e)(g)(p)		250,000	250,335
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (e)(g)(p)		2,864,806	2,864,721
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (e)(g)(p)		2,947,372	2,945,524
Palmer Square Loan Funding Ltd Series 2026-3A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.7996% 8/8/2032 (e)(g)(p)		855,000	854,722
Park Avenue Institutional Advisers CLO Ltd Series 2025-1A Class A2R2, CME Term SOFR 3 month Index + 1.55%, 5.1963% 2/14/2034 (e)(g)(p)		2,000,000	2,000,250
Park Avenue Institutional Advisers CLO Ltd Series 2025-2A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.2731% 7/15/2034 (e)(g)(p)		4,950,000	4,951,480
Park Blue CLO Ltd Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8866% 4/25/2038 (e)(g)(p)		500,000	500,000
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (e)(g)(p)		5,651,000	5,653,323
PFP Ltd Series 2024-11 Class A, CME Term SOFR 1 month Index + 1.8324%, 5.4703% 9/17/2039 (e)(g)(p)		2,828,779	2,833,144
PFP Ltd Series 2026-13 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1128% 8/18/2043 (e)(g)(p)		134,000	134,588
PFP Ltd Series 2026-14 Class A, CME Term SOFR 1 month Index + 1.32%, 0% 12/18/2043 (e)(g)(p)		400,000	400,120
Pikes Peak CLO 10 Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0236% 1/22/2038 (e)(g)(p)		250,000	250,456
Pikes Peak CLO 2 Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/11/2034 (e)(g)(p)		5,000,000	5,003,820
Pikes Peak CLO 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 4.8831% 7/15/2034 (e)(g)(p)		11,300,000	11,309,492
Pikes Peak CLO 6 / Pikes Peak CLO 6 LLC Series 2025-6A Class DRR, CME Term SOFR 3 month Index + 2.5%, 6.1489% 5/18/2034 (e)(g)(p)		935,000	925,436
Post CLO Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.27%, 4.8753% 3/30/2039 (e)(g)(p)		500,000	501,276
RAD CLO Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.4%, 5.0731% 7/15/2037 (e)(g)(p)		250,000	250,171
RAD CLO Ltd Series 2025-21A Class A1R, CME Term SOFR 3 month Index + 1.07%, 4.7366% 1/25/2037 (e)(g)(p)		3,000,000	2,998,470
Regata XII Funding Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (e)(g)(p)		1,320,000	1,323,687
Regata XVI Funding Ltd Series 2026-2A Class A1R2, CME Term SOFR 3 month Index + 1.19%, 4.8631% 4/15/2039 (e)(g)(p)		1,500,000	1,500,150
Regata XVI Funding Ltd Series 2026-2A Class BR2, CME Term SOFR 3 month Index + 1.45%, 5.1231% 4/15/2039 (e)(g)(p)		470,000	469,660
Regata XVII Funding Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (e)(g)(p)		1,085,039	1,085,425
Regatta 30 Funding Ltd / Regatta 30 Funding LLC Series 2024-4A Class A1, CME Term SOFR 3 month Index + 1.32%, 4.9866% 1/25/2038 (e)(g)(p)		250,000	250,710
Regatta 32 Funding Ltd Series 2025-4A Class A1, CME Term SOFR 3 month Index + 1.34%, 5.0066% 7/25/2038 (e)(g)(p)		4,900,000	4,922,687
Regatta IX Funding Ltd Series 2026-1A Class B1R2, CME Term SOFR 3 month Index + 1.65%, 5.3304% 4/17/2037 (e)(g)(p)		250,000	250,326
Regatta XIX Funding Ltd / Regatta XIX Funding LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.24%, 4.9152% 10/20/2038 (e)(g)(p)		250,000	250,230
Regatta XXIX Funding Ltd / Regatta XXIX Funding LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.38%, 5.0531% 9/6/2037 (e)(g)(p)		26,000,000	26,043,993
Renew Series 2017-2A Class A, 3.22% 9/22/2053 (p)		229,304	205,861
Rockford Tower CLO Ltd Series 2018-1A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.0035% 5/20/2031 (e)(g)(p)		14,074	14,080
Rockford Tower CLO Ltd Series 2018-1A Class B, CME Term SOFR 3 month Index + 1.9816%, 5.6235% 5/20/2031 (e)(g)(p)		1,750,000	1,754,863
Rockford Tower CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2035 (e)(g)(p)		250,000	250,060
Rockford Tower CLO Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.3752% 7/20/2035 (e)(g)(p)		3,055,000	3,055,587
Rockford Tower CLO Ltd Series 2025-1A Class CR, CME Term SOFR 3 month Index + 1.95%, 5.6252% 7/20/2035 (e)(g)(p)		250,000	250,265
Rockford Tower CLO Ltd Series 2025-2A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.3752% 7/20/2034 (e)(g)(p)		5,080,000	5,081,976
RR 32 Ltd / RR 32 LLC Series 2024-32RA Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0331% 10/15/2039 (e)(g)(p)		250,000	250,383
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (e)(g)(p)		2,273,000	2,278,921
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (e)(g)(p)		7,731,000	7,736,296
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (e)(g)(p)		3,519,000	3,516,903
Sagard-Halseypoint CLO 8 Ltd Series 2024-8A Class A1, CME Term SOFR 3 month Index + 1.39%, 5.0534% 1/30/2038 (e)(g)(p)		250,000	250,820
Sandstone Peak II Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.75%, 5.4252% 7/20/2038 (e)(g)(p)		310,000	310,952
Sandstone Peak III Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 4.9473% 4/25/2037 (e)(g)(p)		1,000,000	1,001,973
Sculptor CLO XXXV Ltd Series 2025-35A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9166% 4/27/2038 (e)(g)(p)		330,000	330,139
Sculptor CLO XXXVI LTD Series 2026-36A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 1/30/2039 (e)(g)(p)		500,000	500,292
Signal Peak CLO 5 Ltd / Signal Peak CLO 5 LLC Series 2026-5A Class A1R2, CME Term SOFR 3 month Index + 1.23%, 4.8611% 4/25/2037 (e)(g)(p)		250,000	250,448
Silver Point CLO 8 Ltd Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.8831% 4/15/2038 (e)(g)(p)		250,000	250,046
Silver Point SCF CLO V Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2038 (e)(g)(p)		550,000	548,018
Sixth Str CLO IX Ltd/Llc Series 2024-9A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.0521% 7/21/2037 (e)(g)(p)		250,000	250,119
Sixth Str CLO XVI Ltd / Sixth Str CLO XVI LLC Series 2026-16A Class A1R2, CME Term SOFR 3 month Index + 1.17%, 4.8421% 1/21/2039 (e)(g)(p)		500,000	500,300
Sixth Street CLO XI Ltd Series 2026-11A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8741% 4/25/2037 (e)(g)(p)		500,000	500,950
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (e)(g)(p)		2,160,000	2,165,767
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (e)(g)(p)		3,304,000	3,313,615
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (e)(g)(p)		3,776,000	3,786,886
SLAM Ltd Series 2024-1A Class A, 5.335% 9/15/2049 (p)		3,303,129	3,274,345
Sound Point CLO VII-R Ltd Series 2021-3RA Class A1R, CME Term SOFR 3 month Index + 1.3316%, 4.9977% 10/23/2031 (e)(g)(p)		1,313,653	1,314,574
Sound Point CLO Xxxi Ltd Series 2026-3AR Class AR, CME Term SOFR 3 month Index + 1.07%, 0% 10/25/2034 (e)(g)(p)		250,000	250,000
Sycamore Tree CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.39%, 5.0652% 1/20/2038 (e)(g)(p)		480,000	480,851
Sycamore Tree CLO Ltd Series 2025-7A Class D1, CME Term SOFR 3 month Index + 3%, 6.6752% 8/28/2038 (e)(g)(p)		250,000	247,985
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (e)(g)(p)		4,315,000	4,315,000
Symphony CLO 43 Ltd Series 2026-43AR Class A1R, CME Term SOFR 3 month Index + 1.23%, 0% 4/15/2037 (e)(g)(p)		250,000	250,000
Symphony CLO Ltd Series 2024-22A Class A1AR, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/18/2033 (e)(g)(p)		2,219,610	2,220,247
Symphony CLO XXI Ltd Series 2025-21A Class AR2, CME Term SOFR 3 month Index + 0.9%, 4.5731% 7/15/2032 (e)(g)(p)		113,987	114,018
Symphony CLO XXV Ltd / Symphony CLO XXV LLC Series 2025-25A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/19/2034 (e)(g)(p)		5,125,000	5,124,785
TCW CLO Ltd / TCW CLO LLC Series 2024-2A Class C, CME Term SOFR 3 month Index + 2.15%, 5.8304% 7/17/2037 (e)(g)(p)		300,000	300,160
TCW CLO Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9452% 1/20/2038 (e)(g)(p)		250,000	250,697
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (e)(p)		127,474	127,528
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (p)		1,905,352	1,894,953
Trestles CLO III Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.39%, 5.0652% 10/20/2037 (e)(g)(p)		280,000	280,531
Trestles CLO IV Ltd / Trestles CLO IV LLC Series 2025-4A Class AR1, CME Term SOFR 3 month Index + 1.28%, 4.9434% 10/30/2038 (e)(g)(p)		250,000	250,746
Trestles CLO IX Ltd Series 2025-9A Class A1, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2039 (e)(g)(p)		360,000	360,336
TRESTLES CLO Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.46%, 5.1266% 7/25/2037 (e)(g)(p)		530,000	530,781
Trimaran CAVU Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.38%, 5.0466% 1/25/2038 (e)(g)(p)		350,000	351,069
Trimaran CAVU Ltd/ Trimaran CAVU LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (e)(g)(p)		16,000,000	15,990,432
Trinitas Clo Xii Ltd Series 2025-12A Class A1R2, CME Term SOFR 3 month Index + 1.05%, 4.7166% 4/25/2033 (e)(g)(p)		1,166,587	1,165,940
Trinitas CLO XVIII Ltd / Trinitas CLO XVIII LLC Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8952% 1/20/2035 (e)(g)(p)		500,000	500,500
Vibrant CLO Xii Ltd Series 2025-12A Class BRR, CME Term SOFR 3 month Index + 1.95%, 5.6252% 4/20/2034 (e)(g)(p)		250,000	250,070
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (e)(g)(p)		1,927,000	1,931,530
Voya CLO Ltd Series 2018-2A Class A2BR, CME Term SOFR 3 month Index + 1.6616%, 5.3282% 4/25/2031 (e)(g)(p)		200,101	200,205
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (e)(g)(p)		4,109,000	4,110,927
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2032 (e)(g)(p)		255,688	255,885
Voya CLO Ltd Series 2025-3A Class A3R4, CME Term SOFR 3 month Index + 1.45%, 5.1252% 10/20/2031 (e)(g)(p)		250,000	249,990
Wellfleet CLO Ltd Series 2024-1A Class A1RN, CME Term SOFR 3 month Index + 1.42%, 5.0931% 7/15/2037 (e)(g)(p)		7,750,000	7,753,821
Wellfleet CLO Ltd Series 2025-1A Class BRR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 4/15/2033 (e)(g)(p)		250,000	250,179
Wellington Management CLO 5 Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9652% 10/18/2038 (e)(g)(p)		250,000	250,598
Wind River CLO Ltd Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.33%, 4.981% 4/20/2037 (e)(g)(p)		250,000	250,609
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			707,306,038
IRELAND - 0.3%
AlbaCore Euro CLO IV DAC Series 2024-4A Class AR, 3 month EURIBOR + 0.99%, 3.194% 7/15/2035 (e)(g)(p)	EUR	980,003	1,143,330
Arbour CLO DAC Series 2024-11A Class AR, 3 month EURIBOR + 1.33%, 3.613% 5/15/2038 (e)(g)(p)	EUR	1,000,000	1,166,650
Arbour CLO VI DAC Series 2024-6A Class AR, 3 month EURIBOR + 1.15%, 3.433% 11/15/2037 (e)(g)(p)	EUR	9,400,000	10,979,784
Arbour CLO VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.2% 12/15/2038 (e)(g)(p)	EUR	5,450,000	6,380,203
Arbour CLO XII DAC Series 2025-12A Class AR, 3 month EURIBOR + 1.35%, 3.554% 7/15/2038 (e)(g)(p)	EUR	6,200,000	7,251,676
Aurium CLO II DAC Series 2021-2A Class A1RR, 3 month EURIBOR + 0.93%, 2.965% 6/22/2034 (e)(g)(p)	EUR	999,793	1,165,000
Avoca CLO XXV DAC Series 2021-25A Class A, 3 month EURIBOR + 0.96%, 3.164% 10/15/2034 (e)(g)(p)	EUR	5,000,000	5,839,354
BlueMountain Fuji Eur CLO V DAC Series 2019-5A Class A, 3 month EURIBOR + 0.91%, 3.114% 1/15/2033 (e)(g)(p)	EUR	478,451	558,101
CVC Cordatus Loan Fund DAC Series 2021-21A Class A1E, 3 month EURIBOR + 0.96%, 3.068% 9/22/2034 (e)(g)(p)	EUR	8,000,000	9,333,990
CVC Cordatus Loan Fund DAC Series 2025-29A Class BR, 3 month EURIBOR + 1.95%, 4.233% 8/15/2038 (e)(g)(p)	EUR	2,750,000	3,223,131
Fortuna Consumer Ln Abs Designated Activity CO Series 2026-1 Class E, 1 month EURIBOR + 3.5%, 5.432% 10/18/2037 (e)(g)(r)	EUR	100,000	116,837
Fortuna Consumer Loan Series 2024-2 Class E, 1 month EURIBOR + 4.1%, 6.088% 10/18/2034 (g)	EUR	65,144	77,270
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.444% 1/15/2039 (e)(g)(p)	EUR	10,000,000	11,668,526
Harvest CLO XXV DAC Series 2021-25A Class AR, 3 month EURIBOR + 0.95%, 3.154% 10/21/2034 (e)(g)(p)	EUR	3,500,000	4,082,396
Hayfin Emerald CLO V DAC Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.449% 11/17/2037 (e)(g)(p)	EUR	10,000,000	11,667,651
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR + 0.65%, 2.854% 7/15/2031 (e)(g)(p)	EUR	3,225,005	3,761,645
Invesco Euro CLO VII DAC Series 2022-7A Class A, 3 month EURIBOR + 0.99%, 3.194% 1/15/2035 (e)(g)(p)	EUR	1,934,000	2,254,502
Palmer Square European CLO DAC Series 2025-1A Class BR, 3 month EURIBOR + 1.95%, 4.154% 4/15/2039 (e)(g)(p)	EUR	3,450,000	4,038,196
Palmer Square European Loan Funding DAC Series 2024-2A Class A, 3 month EURIBOR + 0.99%, 3.273% 5/15/2034 (e)(g)(p)	EUR	3,136,487	3,661,332
Providus CLO II DAC Series 2024-2A Class ARR, 3 month EURIBOR + 1.16%, 3.364% 10/15/2038 (e)(g)(p)	EUR	9,500,000	11,095,814
Rockford Tower Europe CLO Series 2025-1A Class A1RR, 3 month EURIBOR + 1.26%, 3.271% 8/29/2036 (e)(g)(p)	EUR	1,000,000	1,165,194
Secucor Finance DAC Series 2025-1 Class D, 1 month EURIBOR + 3.4%, 5.368% 9/20/2036 (e)(g)(r)	EUR	200,000	235,931
Secucor Finance DAC Series 2025-1 Class E, 1 month EURIBOR + 4.5%, 6.468% 9/20/2036 (e)(g)(r)	EUR	100,000	118,270
Secucor Finance DAC Series 2025-1 Class F, 1 month EURIBOR + 6.2%, 8.168% 9/20/2036 (e)(g)(r)	EUR	200,000	234,541
SILK Finance Series 2025-6 Class C, 3 month EURIBOR + 1.7%, 3.829% 12/25/2039 (e)(g)(r)	EUR	100,000	116,819
Taurs Series 2025-UK2X Class C, SONIA Overnight Deposit Rates SWAP + 2.5%, 6.2468% 2/18/2035 (e)(g)(r)	GBP	136,810	182,802
Taurs Series 2025-UK2X Class D, SONIA Overnight Deposit Rates SWAP + 3.2%, 6.9468% 2/18/2035 (e)(g)(r)	GBP	302,317	399,587
Trinitas Euro CLO VI DAC Series 2025-6A Class AR, 3 month EURIBOR + 1.3%, 3.504% 1/15/2039 (e)(g)(p)	EUR	15,000,000	17,534,317
UK Logistics DAC Series 2025-1X Class D, SONIA Overnight Deposit Rates SWAP + 4%, 7.7466% 5/17/2035 (e)(g)(r)	GBP	357,802	475,438
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (p)		1,015,573	1,025,368
Voya Euro CLO II DC Series 2021-2A Class AR, 3 month EURIBOR + 0.96%, 3.164% 7/15/2035 (e)(g)(p)	EUR	8,100,000	9,453,244
Voya Euro CLO III DAC Series 2026-3A Class AR, 3 month EURIBOR + 1.25%, 3.188% 3/16/2038 (e)(g)(p)	EUR	16,750,000	19,557,617
TOTAL IRELAND			149,964,516
ITALY - 0.0%
Asset-Backed European Securitisation Transaction Twenty-Four Srl Series 2025-R Class D, 1 month EURIBOR + 1.6%, 3.572% 8/16/2040 (e)(g)(r)	EUR	100,000	117,123
Auto ABS Italian Stella Loans SRL Series 2025-1 Class C, 1 month EURIBOR + 1.25%, 3.171% 12/28/2040 (e)(g)(r)	EUR	89,671	104,690
Golden Bar Securitisation Srl Series 2024-1 Class B, 3 month EURIBOR + 1.5%, 3.535% 9/22/2043 (e)(g)(r)	EUR	54,439	63,872
Sunrise Spv Srl Series 2026-1 Class D, 1 month EURIBOR + 1.5%, 3.523% 4/27/2051 (e)(g)(r)	EUR	100,000	116,650
Sunrise Spv Srl Series 2026-1 Class E, 1 month EURIBOR + 2.85%, 4.873% 4/27/2051 (e)(g)(r)	EUR	100,000	117,017
TOTAL ITALY			519,352
LUXEMBOURG - 0.0%
SC Austria Sarl Series 2025-1 Class D, 3 month EURIBOR + 1.8%, 3.83% 7/25/2041 (e)(g)(r)	EUR	100,000	117,352
SC Germany SA Compartment Consumer Series 2025-2 Class D, 1 month EURIBOR + 1.5%, 3.472% 12/15/2038 (e)(g)(r)	EUR	100,000	116,940
TOTAL LUXEMBOURG			234,292
MULTI-NATIONAL - 0.0%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (e)(g)(p)		4,122,000	4,129,415
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (e)(g)(p)		4,331,000	4,334,240
Ares Loan Funding V Ltd / Ares Loan Funding V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1666% 7/27/2037 (e)(g)(p)		4,720,000	4,720,000
Audax Senior Debt CLO 4 LLC Series 2026-4A Class ARR, CME Term SOFR 3 month Index + 1.5%, 0% 4/20/2035 (e)(g)(p)		250,000	250,000
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (e)(g)(p)		2,189,000	2,194,908
TOTAL MULTI-NATIONAL			15,628,563
NETHERLANDS - 0.0%
BNPP AM Euro CLO 2019 BV Series 2021-1A Class AR, 3 month EURIBOR + 0.82%, 3.014% 7/22/2032 (e)(g)(p)	EUR	222,480	259,271
Dryden 73 Euro CLO 2019 BV Series 2019-73A Class A1, 3 month EURIBOR + 0.94%, 3.144% 1/15/2034 (e)(g)(p)	EUR	2,361,282	2,752,905
EdgeConneX Data Centers Europe BV Series 2026-1X Class A2, 4.5% 4/30/2056 (q)(r)	EUR	412,000	481,198
Hill FL BV Series 2025-1FL Class E, 1 month EURIBOR + 2.64%, 4.644% 10/18/2032 (e)(g)(r)	EUR	218,000	253,150
Hill FL Series 2026-1FL Class E, 1 month EURIBOR + 2.98%, 0% 6/18/2034 (d)(e)(g)(r)	EUR	100,000	116,640
Hill Series 2024-2FL Class D, 1 month EURIBOR + 1.95%, 3.938% 10/18/2032 (e)(g)(r)	EUR	73,902	85,105
Mila BV Series 2025-1 Class D, 1 month EURIBOR + 1.35%, 3.342% 10/12/2042 (e)(g)(r)	EUR	100,000	115,588
Mila BV Series 2025-1 Class E, 1 month EURIBOR + 2.72%, 4.712% 10/12/2042 (e)(g)(r)	EUR	100,000	116,344
TOTAL NETHERLANDS			4,180,201
SPAIN - 0.0%
AutoNoria Spain Series 2025-SP Class D, 1 month EURIBOR + 1.5%, 3.468% 4/30/2043 (e)(g)(r)	EUR	91,779	107,039
AutoNoria Spain Series 2025-SP Class E, 1 month EURIBOR + 3%, 4.968% 4/30/2043 (e)(g)(r)	EUR	91,779	107,049
Bbva Consumer Fondo de Titulizacion Series 2026-1 Class D, 3 month EURIBOR + 2.5%, 4.719% 5/20/2039 (e)(g)(r)	EUR	87,946	102,446
Bbva Consumer Fondo de Titulizacion Series 2026-1 Class E, 3 month EURIBOR + 3.5%, 5.719% 5/20/2039 (e)(g)(r)	EUR	87,946	102,470
Bbva Consumer Fondo de Titulizacion Series 2026-1 Class F, 3 month EURIBOR + 5.1%, 7.319% 5/20/2039 (e)(g)(r)	EUR	175,892	204,431
Fondo DE Titulizacion Santander Consumo 9 Series 2025-9 Class F, 3 month EURIBOR + 4.87%, 6.9% 10/25/2040 (e)(g)(r)	EUR	450,000	524,596
FTA Consumo Santander Series 2024-7 Class B, 3 month EURIBOR + 1.3%, 3.538% 7/20/2038 (e)(g)(r)	EUR	56,750	66,338
FTA Consumo Santander Series 2024-7 Class C, 3 month EURIBOR + 1.65%, 3.888% 7/20/2038 (e)(g)(r)	EUR	56,750	66,403
FTA Consumo Santander Series 2025-8 Class C, 3 month EURIBOR + 1.5%, 3.704% 1/21/2040 (e)(g)(r)	EUR	100,000	116,948
Santander Consumo FT Series 2026-10 Class C, 3 month EURIBOR + 1.5%, 3.744% 5/22/2041 (e)(g)(r)	EUR	100,000	116,676
Santander Consumo FT Series 2026-10 Class D, 3 month EURIBOR + 1.9%, 4.144% 5/22/2041 (e)(g)(r)	EUR	100,000	117,096
TOTAL SPAIN			1,631,492
UNITED KINGDOM - 0.0%
Asimi Funding PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.75%, 5.4849% 5/16/2032 (e)(g)(r)	GBP	54,666	73,875
Asimi Funding PLC Series 2025-2 Class E, SONIA Overnight Deposit Rates SWAP + 2.8%, 6.5349% 12/16/2032 (e)(g)(r)	GBP	79,285	106,697
Asimi Funding PLC Series 2025-2 Class F, SONIA Overnight Deposit Rates SWAP + 4.8%, 8.5349% 12/16/2032 (e)(g)(r)	GBP	79,285	106,845
Cardiff Auto Receivables Securitisation Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.9%, 5.6314% 8/20/2031 (e)(g)(r)	GBP	100,000	135,329
Cardiff Auto Receivables Securitisation Series 2024-1 Class D, SONIA Overnight Deposit Rates SWAP + 2.6%, 6.3347% 8/20/2031 (e)(g)(r)	GBP	100,000	136,148
Dowson Pl Series 2026-1 Class X1, SONIA Overnight Deposit Rates SWAP + 3.75%, 0% 5/20/2033 (e)(g)(r)	GBP	123,000	165,639
Dowson PLC Series 2024-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.95%, 7.6856% 8/20/2031 (e)(g)(r)	GBP	372,000	506,579
Dowson PLC Series 2024-1 Class F, SONIA Overnight Deposit Rates SWAP + 6.95%, 10.6856% 8/20/2031 (e)(g)(r)	GBP	544,000	743,033
Hermitage 2025 PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 1.7%, 5.432% 4/21/2033 (e)(g)(r)	GBP	92,595	124,758
London Cards No3 PLC Series 2025-3X Class C, SONIA Overnight Deposit Rates SWAP + 2%, 5.7352% 12/15/2035 (g)(r)	GBP	118,000	158,805
Newday Funding Master Issuer PLC Series 2024-2X Class D, SONIA Overnight Deposit Rates SWAP + 2.65%, 6.3852% 7/15/2032 (e)(g)(r)	GBP	100,000	135,626
NewDay Funding Series 2025-2X Class C, SONIA Overnight Deposit Rates SWAP + 0%, 5.235% 7/15/2033 (g)(r)	GBP	100,000	134,810
Pavillion Consumer PLC Series 2025-1X Class C, SONIA Overnight Deposit Rates SWAP + 1.6%, 5.3351% 1/25/2036 (e)(g)(r)	GBP	100,000	134,670
TOTAL UNITED KINGDOM			2,662,814
UNITED STATES - 2.7%
37 Capital CLO I Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.28%, 4.9531% 10/15/2034 (e)(g)(p)		11,500,000	11,508,177
A10 Issuer LLC Series 2025-FL6 Class A, CME Term SOFR 1 month Index + 1.465%, 5.0921% 5/15/2042 (e)(g)(p)		375,000	375,811
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (p)		1,961,747	1,972,298
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (p)		1,874,611	1,808,744
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (p)		2,918,847	2,974,265
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (p)		2,623,621	2,673,434
AB Issuer LLC Series 2026-1A Class A2, 6.405% 4/30/2056 (p)		514,000	514,551
ACC Trust Series 2022-1 Class C, 3.24% 10/20/2025 (p)		224,220	20,343
Accelarated LLC Series 2021-1H Class D, 3.58% 10/20/2040 (p)		54,318	49,072
Accredited Mortgage Loan Trust Series 2006-1 Class M1, CME Term SOFR 1 month Index + 0.4445%, 4.0988% 4/25/2036 (e)(g)		762,944	736,741
ACE Securities Corp Mortgage Loan Trust Series 2007-D1 Class A4, 6.93% 2/25/2038 (p)(q)		416,742	370,945
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (p)		240,012	241,297
ACREC LLC Series 2025-FL3 Class A, CME Term SOFR 1 month Index + 1.619%, 5.2441% 8/18/2040 (e)(g)(p)		478,000	479,195
Affirm Asset Securitization Trust Series 2024-B Class B, 4.88% 9/15/2029 (p)		1,000,000	1,000,675
Affirm Asset Securitization Trust Series 2024-B Class C, 5.06% 9/15/2029 (p)		1,000,000	1,000,512
Affirm Asset Securitization Trust Series 2025-X1 Class C, 5.34% 4/15/2030 (p)		100,000	100,116
Affirm Asset Securitization Trust Series 2025-X2 Class B, 4.56% 10/15/2030 (p)		100,000	100,083
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (p)		269,000	270,463
Affirm Master Trust Series 2025-1A Class B, 5.13% 2/15/2033 (p)		156,000	156,650
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (p)		3,300,000	3,313,161
Affirm Master Trust Series 2025-2A Class C, 5.26% 7/15/2033 (p)		9,400,000	9,430,615
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (p)		11,000,000	10,932,601
Affirm Master Trust Series 2025-3A Class B, 4.75% 10/16/2034 (p)		5,700,000	5,669,006
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (p)		5,093,000	5,064,731
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (p)		3,530,000	3,524,257
ALLO Issuer LLC Series 2025-1A Class B, 6.163% 4/20/2055 (p)		2,086,743	2,103,248
ALLO Issuer LLC Series 2026-1A Class A2, 5.607% 6/20/2056 (p)		1,011,000	1,019,288
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028		1,542,242	1,548,854
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (p)		2,616,585	2,621,964
American Credit Acceptance Receivables Trust Series 2023-2 Class D, 6.47% 8/13/2029 (p)		717,832	723,788
American Credit Acceptance Receivables Trust Series 2023-3 Class D, 6.82% 10/12/2029 (p)		2,180,000	2,215,187
American Credit Acceptance Receivables Trust Series 2025-1 Class D, 5.54% 8/12/2031 (p)		2,850,000	2,881,074
American Credit Acceptance Receivables Trust Series 2026-1 Class D, 5.1% 1/12/2033 (p)		3,700,000	3,674,031
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, CME Term SOFR 1 month Index + 1.3145%, 4.8988% 11/25/2034 (e)(g)		3,108,480	2,959,575
AMSR Trust Series 2021-SFR1 Class B, 2.153% 6/17/2038 (p)		4,000,000	3,762,598
AMSR Trust Series 2022-SFR1 Class F, 6.021% 3/17/2039 (p)		373,005	372,342
AMSR Trust Series 2022-SFR3 Class D, 4% 10/17/2039 (p)		2,115,000	2,066,070
AMSR Trust Series 2022-SFR3 Class F, 4% 10/17/2039 (p)		2,400,000	2,308,243
AMSR Trust Series 2023-SFR1 Class F, 4% 4/17/2040 (p)		4,644,946	4,411,200
AMSR Trust Series 2023-SFR2 Class E1, 3.95% 6/17/2040 (p)		2,650,000	2,544,964
AMSR Trust Series 2023-SFR2 Class E2, 3.95% 6/17/2040 (p)		3,100,000	2,970,982
AMSR Trust Series 2024-SFR2G Class G1, 4.5% 8/19/2028		2,500,000	2,189,000
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (p)		442,553	439,560
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (p)		98,894	97,731
Aqua Finance Trust Series 2019-A Class B, 3.47% 7/16/2040 (p)		196,100	190,812
Aqua Finance Trust Series 2020-AA Class B, 2.79% 7/17/2046 (p)		1,027,547	979,404
Aqua Finance Trust Series 2020-AA Class C, 3.97% 7/17/2046 (p)		75,394	72,551
Aqua Finance Trust Series 2020-AA Class D, 7.15% 7/17/2046 (p)		912,024	922,603
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.354%, 4.9566% 1/20/2043 (e)(g)(p)		405,000	405,102
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1026% 9/20/2043 (e)(g)(p)		500,000	501,406
AREIT Series 2025-CRE11 Class A, CME Term SOFR 1 month Index + 1.55%, 5.1751% 7/25/2043 (e)(g)(p)		870,000	873,775
Argent Securities Inc Series 2005-W1 Class A2, CME Term SOFR 1 month Index + 0.5945%, 4.1788% 5/25/2035 (g)		397,731	338,511
Argent Securities Inc Series 2005-W5 Class A2D, CME Term SOFR 1 month Index + 0.7545%, 4.3388% 1/25/2036 (e)(g)		2,003,784	1,885,450
Argent Securities, Inc. Series 2006-M1 Class A2C, CME Term SOFR 1 month Index + 0.4145%, 3.9988% 7/25/2036 (g)		144,487	38,204
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (p)		173,935	174,737
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (p)		231,610	231,822
Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE9 Class M1, CME Term SOFR 1 month Index + 1.0895%, 4.6738% 12/25/2034 (g)		803,143	764,556
Audax Senior Debt CLO 7 LLC Series 2026-7A Class AR2, CME Term SOFR 3 month Index + 1.6%, 5.2462% 4/20/2035 (e)(g)(p)		750,000	750,750
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (p)		489,305	489,658
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (p)		860,000	855,891
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A Class C, 2.35% 2/20/2028 (p)		2,435,000	2,403,000
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class A, 5.13% 10/20/2028 (p)		500,000	504,295
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class D, 7.2% 6/20/2030 (p)		2,500,000	2,531,341
Bank of America Auto Trust Series 2023-1A Class A3, 5.53% 2/15/2028 (p)		678,987	682,161
BARC Series 2026-CES1 Class A1A, 4.845% 1/25/2056 (p)(q)		449,463	443,952
Bastion Funding I LLC Series 2023-1A Class A2, 7.119% 4/25/2038 (p)		985,907	991,230
Battalion CLO 17 Ltd Series 2026-17A Class CRR, CME Term SOFR 3 month Index + 2.05%, 5.6904% 3/9/2034 (e)(g)(p)		250,000	250,013
Bear Stearns Asset Backed Securities I Trust Series 2006-EC1 Class M4, CME Term SOFR 1 month Index + 1.0595%, 4.6438% 12/25/2035 (g)		592,778	579,765
Bear Stearns Asset Backed Securities I Trust Series 2006-HE5 Class M2, CME Term SOFR 1 month Index + 0.5945%, 4.1788% 6/25/2036 (g)		205,135	203,186
Bear Stearns Asset Backed Securities Trust Series 2003-SD2 Class 2A, 5.9666% 6/25/2043 (e)		2,506	2,483
Bear Stearns Asset Backed Securities Trust Series 2005-2 Class M5, CME Term SOFR 1 month Index + 5.3645%, 6.9226% 6/25/2035 (g)		600,000	606,327
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M1, CME Term SOFR 1 month Index + 2.1145%, 5.6988% 3/25/2037 (g)(p)		26,485	26,470
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M3, CME Term SOFR 1 month Index + 2.1145%, 5.6988% 3/25/2037 (g)(p)		1,615,045	1,437,145
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2036 (p)		800,000	796,301
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (p)		1,239,944	1,235,810
Blackrock Dlf CLO LLC Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.55%, 5.2529% 7/25/2034 (e)(g)(p)		1,100,000	1,100,018
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028		4,600,000	4,612,473
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (p)		634,540	638,510
Bonds LLC Series 2024-FL13 Class A, CME Term SOFR 1 month Index + 1.5762%, 5.189% 9/19/2039 (e)(g)(p)		248,269	248,734
Bonds LLC Series 2025-FL14 Class AS, CME Term SOFR 1 month Index + 1.5714%, 5.1842% 10/17/2042 (e)(g)(p)		3,150,000	3,150,006
BRAVO Residential Funding Trust Series 2024-CES2 Class A1A, 5.549% 9/25/2054 (p)		330,307	331,101
BRAVO Residential Funding Trust Series 2026-CES1 Class A1A, 5.254% 4/25/2056 (p)		1,072,380	1,070,365
Bridge Trust Series 2025-SFR1 Class E, 4.35% 9/17/2042 (p)		1,590,670	1,462,432
Bridgecrest Lending Auto Securitization Trust Series 2024-1 Class E, 8.43% 10/15/2030 (p)		1,995,000	2,060,972
Bridgecrest Lending Auto Securitization Trust Series 2024-3 Class E, 7.7% 4/15/2031 (p)		5,000,000	5,126,870
Bridgecrest Lending Auto Securitization Trust Series 2024-4 Class E, 7.47% 8/15/2031 (p)		1,500,000	1,533,355
Bridgecrest Lending Auto Securitization Trust Series 2025-1 Class E, 7.46% 2/17/2032 (p)		1,900,000	1,932,565
Bridgecrest Lending Auto Securitization Trust Series 2026-1 Class E, 6.63% 2/15/2033 (p)		2,138,000	2,114,736
BSPDF Issuer LLC Series 2025-FL2 Class A, CME Term SOFR 1 month Index + 1.524%, 5.483% 12/15/2042 (e)(g)(p)		105,000	105,458
BSPDF Issuer LLC Series 2026-FL3 Class A, CME Term SOFR 1 month Index + 1.45%, 5.0751% 9/18/2043 (e)(g)(p)		300,000	300,375
Business Jet Securities LLC Series 2022-1A Class C, 6.413% 6/15/2037 (p)		148,084	147,143
Business Jet Securities LLC Series 2024-1A Class C, 9.132% 5/15/2039 (p)		863,910	877,353
BXG Receivables Note Trust Series 2020-A Class B, 2.49% 2/28/2036 (p)		547,871	537,271
BXG Receivables Note Trust Series 2022-A Class A, 4.12% 9/28/2037 (p)		1,656,005	1,640,833
BXG Receivables Note Trust Series 2023-A Class C, 7.38% 11/15/2038 (p)		291,416	295,654
C-Bass Trust Series 2006-MH1 Class B2, 6.75% 10/25/2036 (p)(q)		1,068,895	906,711
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028		1,428,323	1,440,186
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029		1,647,665	1,661,790
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029		600,000	602,345
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030		1,500,000	1,490,340
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031		400,000	397,545
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028		613,065	616,547
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029		1,160,000	1,157,832
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032		395,000	391,575
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031		2,000,000	1,985,501
CarNow Auto Receivables Trust Series 2022-1A Class E, 8.29% 8/15/2028 (p)		351,000	35
Carrington Mortgage Loan Trust Series 2005-FRE1 Class M2, CME Term SOFR 1 month Index + 0.8495%, 4.4338% 12/25/2035 (g)		6,383,430	6,150,221
CARS MTI-1 LP / CARS MTI-2 LLC / CARS MTI-3 LLC / CARS MTI-4 LP / CARS MTI-5 LP / CARS MTI-7 LLC Series 2020-1A Class A3, 3.1% 12/15/2050 (p)		165,084	158,047
CARS-DB4 LP Series 2020-1A Class A6, 3.81% 2/15/2050 (p)		135,517	128,011
CARS-DB4 LP Series 2020-1A Class B2, 4.52% 2/15/2050 (p)		262,127	259,302
CARS-DB4 LP Series 2020-1A Class B3, 4.95% 2/15/2050 (p)		292,260	274,164
Carvana Auto Receivables Trust Series 2022-P1 Class A4, 3.52% 2/10/2028		710,536	709,921
Carvana Auto Receivables Trust Series 2023-P3 Class A4, 5.71% 7/10/2029 (p)		1,418,000	1,439,466
Carvana Auto Receivables Trust Series 2024-N3 Class D, 5.38% 12/10/2030 (p)		3,000,000	3,004,074
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031		900,000	903,547
Cascade MH Asset Trust Series 2019-MH1 Class B, 5% 11/25/2044 (l)(p)		497,340	467,142
Cascade MH Asset Trust Series 2024-MH1 Class B1, 7.504% 11/25/2056 (e)(p)		2,123,000	2,196,908
Cascade MH Asset Trust Series 2024-MH1 Class B2, 8.3422% 11/25/2056 (e)(p)		1,450,000	1,441,069
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (p)		820,502	812,302
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (p)		1,126,268	1,108,029
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (p)		2,927,377	2,876,191
Castlelake Aircraft Structured Trust Series 2025-2A Class A, 5.465% 8/15/2050 (p)		1,873,724	1,864,044
Castlelake Aircraft Structured Trust Series 2026-1A Class A, 5.073% 3/15/2051 (p)		1,479,214	1,449,814
Centex Home Equity Loan Trust Series 2001-B Class A6, 6.36% 7/25/2032		234	225
Cfin 2022-Rtl1 Issuer LLC Series 2022-RTL1 Class AA, 4.75% 2/16/2026 (e)(p)		49,740	49,387
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (p)		1,329,274	1,337,383
CIT Mortgage Loan Trust Series 2007-1 Class 1M2, CME Term SOFR 1 month Index + 2.7395%, 5.4488% 10/25/2037 (g)(p)		700,000	691,027
CIT Mortgage Loan Trust Series 2007-1 Class 2M2, CME Term SOFR 1 month Index + 2.7395%, 5.4488% 10/25/2037 (g)(p)		1,938,000	1,879,042
Citizens Auto Receivables Trust Series 2023-1 Class A3, 5.84% 1/18/2028 (p)		2,219,662	2,225,298
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (p)		1,269,693	1,275,356
CLDCD Series 2024-1A Class A2, 5.781% 11/22/2049 (p)		5,270,000	5,277,645
CNSL Series 2025-4A Class A2, 5.522% 12/20/2055 (p)		1,100,000	1,106,892
CNSL Series 2025-4A Class B, 5.766% 12/20/2055 (p)		1,506,000	1,503,726
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (p)		2,345,000	2,310,314
CNSL Series 2026-1A Class B, 5.422% 3/20/2056 (p)		180,000	176,783
College Avenue Student Loans LLC Series 2021-C Class B, 2.72% 7/26/2055 (p)		263,502	240,689
College Avenue Student Loans LLC Series 2023-B Class A1A, 6.5% 6/25/2054 (p)		226,841	233,742
College Avenue Student Loans LLC Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.75%, 5.3621% 6/25/2054 (e)(g)(p)		277,483	281,325
Compass Datacenters Issuer II LLC Series 2025-2A Class A1, 4.926% 11/25/2050 (p)		457,000	448,103
Compass Datacenters Issuer III LLC / Ltd (Partnership) Series 2025-3A Class A2, 5.286% 7/25/2050 (p)		757,000	744,505
Compass Datacenters Issuer III LLC / Ltd (Partnership) Series 2026-1A Class A21, 4.897% 2/25/2056 (p)		599,000	592,336
Compass Datacenters Issuer III LLC / Ltd (Partnership) Series 2026-1A Class A22, 5.289% 2/25/2056 (p)		620,000	614,366
Compass Datacenters Issuer III LLC / Ltd (Partnership) Series 2026-1A Class A23, 5.436% 2/25/2056 (p)		355,000	350,120
Concord Music Royalties LLC Series 2024-1A Class A, 5.644% 10/20/2074 (p)		163,000	163,927
Conseco Finance Corp Series 1998-4 Class M1, 6.83% 4/1/2030		157,566	159,674
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (p)		1,600,000	1,623,157
COOF Securitization Trust Series 2014-1 Class A, 3.1345% 6/25/2040 (e)(p)(t)		24,203	1,510
COOPR Residential Mortgage Trust Series 2025-CES2 Class A1A, 5.502% 6/25/2060 (e)(p)		5,175,564	5,190,330
COOPR Residential Mortgage Trust Series 2026-CES1 Class A1A, 4.874% 2/25/2061 (p)		4,613,810	4,568,135
COOPR Residential Mortgage Trust Series 2026-CES1 Class A2, 5.158% 2/25/2061 (p)		1,759,000	1,738,280
Corevest American Finance Trust Series 2018-1 Class E, 6.1591% 6/15/2051 (e)(p)		3,034,000	2,985,185
Corevest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/2052 (p)		1,340,929	1,333,863
Countrywide Asset-Backed Certificates Trust Series 2006-11 Class 1AF4, 6.3% 12/25/2035 (Ambac Assurance Corp Insured) (e)		752,544	734,642
CPS Auto Receivables Trust Series 2023-D Class C, 7.17% 1/15/2030 (p)		1,603,762	1,615,375
Credit Acceptance Auto Loan Trust Series 2022-3A Class D, 9% 4/18/2033 (p)		166,005	166,233
Credit Acceptance Auto Loan Trust Series 2023-1A Class C, 7.71% 7/15/2033 (p)		1,008,000	1,017,819
Credit Acceptance Auto Loan Trust Series 2023-2A Class C, 7.15% 9/15/2033 (p)		658,000	664,312
Credit Acceptance Auto Loan Trust Series 2023-3A Class C, 7.62% 12/15/2033 (p)		4,000,000	4,080,484
Credit Acceptance Auto Loan Trust Series 2023-5A Class C, 7.3% 4/17/2034 (p)		2,550,000	2,610,579
Credit Acceptance Auto Loan Trust Series 2024-3A Class C, 5.39% 1/16/2035 (p)		3,000,000	3,012,263
Credit Acceptance Auto Loan Trust Series 2026-1A Class C, 5.28% 8/15/2036 (p)		2,329,000	2,313,044
Cross Mortgage Trust Series 2025-CES1 Class A1A, 5.296% 11/25/2060 (p)		85,587	85,491
CWABS Asset Backed Certificates Trust Series 2006-14 Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.1338% 2/25/2037 (g)		370,658	397,801
CWABS Asset Backed Notes Trust Series 2007-SEA2 Class 2A1, CME Term SOFR 1 month Index + 1.6145%, 5.1988% 6/25/2047 (e)(g)(p)		70,898	59,538
CWABS Inc Asset-Backed Certificates Series 2004-1 Class 3A, CME Term SOFR 1 month Index + 0.6745%, 4.2588% 4/25/2034 (e)(g)		8,675	8,350
CWABS Inc Asset-Backed Certificates Series 2004-6 Class M1, CME Term SOFR 1 month Index + 1.0145%, 4.5988% 10/25/2034 (e)(g)		926	923
CWABS Inc Asset-Backed Certificates Series 2005-3 Class MF3, 5.682% 8/25/2035 (e)		1,179,789	910,677
DataBank Issuer II LLC Series 2025-1A Class A2, 5.18% 9/27/2055 (p)		2,575,000	2,528,425
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (p)		6,708,760	6,645,032
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (p)		1,375,200	1,360,031
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (p)		3,308,375	3,271,302
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (p)		2,189,000	2,162,651
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (p)		1,854,000	1,854,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (p)		2,150,000	2,150,000
Deephaven Residential Mortgage Trust Series 2025-CES1 Class A1A, 5.224% 10/25/2055 (p)		297,696	296,690
Deephaven Residential Mtg Trust Series 2026-CES1 Class A1A, 5.312% 3/25/2061 (p)		5,488,666	5,474,006
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (p)		795,433	796,943
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (p)		4,200,000	4,200,275
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (p)		1,700,000	1,695,352
Dewolf Park CLO Ltd Series 2026-1A Class AR2, CME Term SOFR 3 month Index + 1.21%, 4.8736% 1/22/2039 (e)(g)(p)		15,000,000	15,004,951
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (p)		1,242,911	1,242,745
Diamond Infrastructure Funding LLC Series 2021-1A Class A, 1.76% 4/15/2049 (p)		1,200,000	1,179,195
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2026-1A Class A2, 6.326% 6/25/2056 (p)		324,000	322,794
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (p)		1,037,270	1,044,975
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (p)		572,512	573,793
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (p)		979,000	990,775
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (p)		955,000	954,082
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (p)		485,000	482,583
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (p)		1,196,160	1,147,875
Drive Auto Receivables Trust Series 2024-2 Class D, 4.94% 5/17/2032		2,200,000	2,213,205
DT Auto Owner Trust Series 2023-2A Class E, 11.06% 4/15/2030 (p)		800,000	839,024
DT Auto Owner Trust Series 2023-3A Class D, 7.12% 5/15/2029 (p)		3,936,000	4,027,834
DT Auto Owner Trust Series 2023-3A Class E, 10.21% 5/15/2030 (p)		950,000	1,001,019
Dwight Issuer LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.662%, 5.2871% 6/18/2042 (e)(g)(p)		419,000	420,440
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1831% 7/15/2037 (e)(g)(p)		4,460,000	4,460,000
ECMC Group Student Loan Trust Series 2021-1A Class A1B, U.S. 30-Day Avg. SOFR Index + 0.6845%, 4.2966% 11/25/2070 (e)(g)(p)		437,314	432,836
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (p)		1,700,000	1,688,384
Elara HGV Timeshare Issuer LLC Series 2021-A Class D, 3.32% 8/27/2035 (p)		161,861	154,903
ELFI Graduate Loan Program LLC Series 2023-A Class A, 6.37% 2/4/2048 (p)		432,661	441,702
ELFI Graduate Loan Program LLC Series 2024-A Class A, 5.56% 8/25/2049 (p)		842,622	842,437
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (p)		1,323,183	1,333,586
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (p)		3,400,000	3,412,225
Enterprise Fleet Financing LLC Series 2025-2 Class A4, 4.58% 12/22/2031 (p)		960,000	963,005
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (p)		1,887,434	1,904,221
Equity One Mortgage Pass-Through Trust Series 2003-3 Class M2, 5.459% 12/25/2033 (e)		836,576	758,487
Exeter Automobile Receivables Trust Series 2023-4A Class D, 6.95% 12/17/2029		1,205,000	1,227,560
Exeter Automobile Receivables Trust Series 2023-4A Class E, 9.57% 2/18/2031 (p)		1,015,000	1,086,760
Exeter Automobile Receivables Trust Series 2023-5A Class D, 7.13% 2/15/2030		1,467,000	1,508,866
Exeter Automobile Receivables Trust Series 2024-5A Class E, 7.22% 5/17/2032 (p)		2,000,000	2,041,146
Exeter Automobile Receivables Trust Series 2025-1A Class E, 7.48% 9/15/2032 (p)		2,000,000	2,066,218
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029		1,500,000	1,502,407
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030		1,380,000	1,375,066
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028		131,058	131,203
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030		475,000	476,627
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030		370,000	370,548
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030		615,000	613,097
FHF Issuer Trust Series 2023-2A Class C, 7.97% 12/17/2029 (p)		3,000,000	3,055,984
FIGRE Trust Series 2024-HE6 Class A, 5.724% 12/25/2054 (p)		5,657,763	5,686,329
FIGRE Trust Series 2024-SL1 Class A1, 5.748% 7/25/2053 (p)		961,665	966,900
FIGRE Trust Series 2025-HE6 Class A, 5.044% 9/25/2055 (p)		5,184,458	5,131,458
FIGRE Trust Series 2025-HE7 Class A, 5.15% 11/25/2055 (p)		3,501,634	3,475,960
FIGRE Trust Series 2025-HE8 Class A, 5.206% 11/25/2055 (p)		2,992,375	2,972,214
FIGRE Trust Series 2026-HE1 Class A, 4.982% 1/25/2056 (p)		450,207	444,241
FIGRE Trust Series 2026-HE1 Class B, 5.183% 1/25/2056 (e)(p)		4,676,637	4,628,343
Finance of America Structured Securities Trust Series 2025-S2 Class A1, 3.5% 7/25/2075 (p)		16,160,101	15,857,137
First Frankin Mortgage Loan Trust Series 2006-FF13 Class A1, CME Term SOFR 1 month Index + 0.3545%, 3.9388% 10/25/2036 (g)		31,977	19,310
FirstKey Homes Trust Series 2021-SFR1 Class C, 1.888% 8/17/2038 (p)		1,100,000	1,092,344
FirstKey Homes Trust Series 2021-SFR1 Class E2, 2.489% 8/17/2038 (p)		292,000	289,960
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/2038 (p)		300,000	298,225
FirstKey Homes Trust Series 2021-SFR1 Class F2, 3.452% 8/17/2038 (p)		1,500,000	1,491,358
FirstKey Homes Trust Series 2021-SFR2 Class E2, 2.358% 9/17/2038 (p)		1,763,000	1,746,433
FirstKey Homes Trust Series 2021-SFR2 Class F2, 3.157% 9/17/2038 (p)		2,400,000	2,375,573
FirstKey Homes Trust Series 2021-SFR3 Class F2, 3.832% 12/17/2038 (p)		3,000,000	2,956,240
Firstkey Homes Trust Series 2022-SFR1 Class E1, 5% 5/19/2039 (p)		1,826,000	1,806,592
Firstkey Homes Trust Series 2022-SFR1 Class F1, 0% 5/19/2039 (p)(u)		2,000,000	1,881,561
Firstkey Homes Trust Series 2022-SFR1 Class F2, 0% 5/19/2039 (p)(u)		900,000	846,308
Firstkey Homes Trust Series 2022-SFR3 Class E1, 3.5% 7/17/2038 (p)		3,500,000	3,486,553
Firstkey Homes Trust Series 2022-SFR3 Class E2, 3.5% 7/17/2038 (p)		229,000	228,060
Firstkey Homes Trust Series 2022-SFR3 Class F1, 0% 7/17/2038 (p)(u)		2,000,000	1,985,848
Flatiron CLO Ltd Series 2026-2A Class D1R, CME Term SOFR 3 month Index + 2.35%, 5.9432% 1/15/2039 (e)(g)(p)		250,000	249,435
Fmc Gmsr Issuer Tr Series 2020-GT1 Class A, 4.45% 1/25/2026 (p)		438,000	432,040
FMC GMSR Issuer Trust Series 2021-GT1 Class B, 4.36% 7/25/2026 (p)		234,042	226,951
FMC GMSR Issuer Trust Series 2021-GT2 Class A, 3.85% 10/25/2026 (p)		4,000,000	3,849,638
FMC GMSR Issuer Trust Series 2021-GT2 Class B, 4.44% 10/25/2026 (p)		661,257	640,493
FMC GMSR Issuer Trust Series 2022-GT1 Class A, 6.19% 4/25/2027 (p)		4,292,553	4,293,890
FMC GMSR Issuer Trust Series 2022-GT1 Class B, 7.17% 4/25/2027 (p)		675,797	676,722
FNA 8 LLC Series 2025-1 Class A, 5.623% 3/15/2045 (e)(p)		430,549	429,108
Ford Auto Securitization Trust II Series 2024-AA Class A2, 5.053% 7/15/2028 (p)	CAD	1,496,512	1,094,403
Ford Credit Auto Owner Trust Series 2026-1 Class A, 4.32% 8/15/2038 (e)(p)		4,900,000	4,845,406
Foundation Finance Trust Series 2023-2A Class A, 6.53% 6/15/2049 (p)		166,261	171,291
Foundation Finance Trust Series 2023-2A Class B, 6.97% 6/15/2049 (p)		1,529,557	1,579,190
Foundation Finance Trust Series 2024-2A Class B, 4.93% 3/15/2050 (p)		75,634	75,235
Foundation Finance Trust Series 2025-1A Class A, 4.95% 4/15/2050 (p)		179,651	179,443
Foundation Finance Trust Series 2025-2A Class D, 5.68% 4/15/2052 (p)		92,195	91,542
FRTKL Series 2021-SFR1 Class F, 3.171% 9/17/2038 (p)		128,000	126,593
FS Rialto Issuer LLC Series 2024-FL9 Class A, CME Term SOFR 1 month Index + 1.6306%, 5.2434% 10/19/2039 (e)(g)(p)		245,000	245,306
FS Rialto Issuer LLC Series 2025-FL10 Class A, CME Term SOFR 1 month Index + 1.3851%, 4.9979% 8/19/2042 (e)(g)(p)		110,000	110,000
GE Mortgage Services LLC Series 1999-HE1 Class A6, 6.7% 4/25/2029		1,460	1,458
Genesis Sales Finance Master Trust Series 2024-B Class A, 5.87% 12/20/2032 (p)		7,400,000	7,451,366
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (p)		6,925,432	6,865,871
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (p)		4,654,497	4,650,231
GLS Auto Receivables Issuer Trust Series 2022-1A Class D, 3.97% 1/18/2028 (p)		967,582	967,292
GLS Auto Receivables Issuer Trust Series 2023-2A Class C, 5.69% 3/15/2029 (p)		137,698	138,007
GLS Auto Receivables Issuer Trust Series 2023-3A Class D, 6.44% 5/15/2029 (p)		1,407,000	1,432,148
GLS Auto Receivables Issuer Trust Series 2023-3A Class E, 9.27% 8/15/2030 (p)		1,000,000	1,052,657
GLS Auto Select Receivables Trust Series 2023-1A Class B, 6.09% 3/15/2029 (p)		175,000	177,269
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (p)		3,610,000	3,633,785
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (e)(g)(p)		1,947,000	1,946,907
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN1 Class A, 4.5% 6/25/2052 (p)		115,323	115,085
Goodgreen Trust Series 2023-1A Class A, 5.9% 1/17/2061 (p)		520,051	514,338
GoodLeap Home Improvement Solutions Trust Series 2024-1A Class A, 5.35% 10/20/2046 (p)		866,818	868,389
GoodLeap Home Improvement Solutions Trust Series 2025-1A Class A, 5.38% 2/20/2049 (p)		1,939,345	1,938,132
GoodLeap Home Improvement Solutions Trust Series 2025-1A Class B, 6.27% 2/20/2049 (p)		25,445	25,722
GoodLeap Home Improvement Solutions Trust Series 2025-2A Class A, 5.32% 6/20/2049 (p)		1,064,518	1,063,818
GoodLeap Home Improvement Solutions Trust Series 2025-2A Class B, 5.98% 6/20/2049 (p)		906,560	909,630
GoodLeap Home Improvement Solutions Trust Series 2025-3A Class A, 5% 10/20/2049 (p)		948,826	938,580
GoodLeap Home Improvement Solutions Trust Series 2026-1A Class A, 5.31% 12/20/2049 (p)		3,832,708	3,816,058
GoodLeap Sustainable Home Solution Trust Series 2023-4C Class A, 6.48% 3/20/2057 (p)		1,399,000	1,368,840
GoodLeap Sustainable Home Solution Trust Series 2024-1GS Class A, 6.25% 6/20/2057 (p)		2,415,994	2,338,148
Granite Park Equipment Leasing LLC Series 2023-1A Class E, 7% 6/20/2035 (p)		1,587,000	1,585,206
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (p)		3,302,929	3,308,305
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (p)		610,000	611,955
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (e)(g)(p)		4,445,000	4,443,564
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A3, 5.32% 3/25/2060 (p)		3,900,000	3,948,720
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A4, 5.22% 3/25/2060 (p)		5,152,178	5,178,017
GreenSky Home Improvement Issuer Trust Series 2025-2A Class C, 5.26% 6/25/2060 (p)		133,000	132,284
GreenSky Home Improvement Issuer Trust Series 2025-2A Class D, 5.56% 6/25/2060 (p)		106,000	105,256
GreenSky Home Improvement Issuer Trust Series 2026-REV1 Class A, 4.93% 5/15/2041 (p)		7,631,000	7,648,289
GreenSky Home Improvement Issuer Trust Series 2026-REV1 Class B, 5.2% 5/15/2041 (p)		100,000	100,118
GreenSky Home Improvement Issuer Trust Series 2026-REV1 Class C, 5.45% 5/15/2041 (p)		137,000	137,168
GreenSky Home Improvement Trust Series 2024-1 Class A3, 5.55% 6/25/2059 (p)		500,000	507,720
GreenSky Home Improvement Trust Series 2024-1 Class A4, 5.67% 6/25/2059 (p)		597,899	604,670
GreenSky Home Improvement Trust Series 2024-1 Class B, 5.87% 6/25/2059 (p)		69,486	70,180
GreenSky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (p)		111,202	111,326
GreenSky Home Improvement Trust Series 2024-2 Class A3, 5.15% 10/27/2059 (p)		3,500,000	3,534,304
GreenSky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (p)		99,688	99,997
GreenSky Home Improvement Trust Series 2024-2 Class B, 5.26% 10/27/2059 (p)		606,022	606,029
GreenSky Home Improvement Trust Series 2024-2 Class C, 5.55% 10/27/2059 (p)		799,501	801,246
GreenSky Home Improvement Trust Series 2024-2 Class D, 6.43% 10/27/2059 (p)		530,869	535,152
GreenSky Home Improvement Trust Series 2025-3A Class A3, 4.52% 12/27/2060 (p)		3,196,104	3,178,386
Greystone CRE Notes Series 2025-FL4 Class A, CME Term SOFR 1 month Index + 1.4811%, 5.1082% 1/15/2043 (e)(g)(p)		250,000	250,547
Gs Mortgage-Backed Securities Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 1/25/2055 (e)(g)(p)		2,224,252	2,226,729
GS Mortgage-Backed Securities Trust Series 2026-CES1 Class A1, 4.899% 5/25/2056 (p)		1,998,015	1,980,391
GS Mortgage-Backed Securities Trust Series 2026-CES1 Class A2, 5.272% 5/25/2056 (p)		104,000	103,258
GSAA Home Equity Trust Series 2006-18 Class AF3A, 5.7723% 11/25/2036		42,508	11,506
Hero Funding Trust Series 2015-3A Class A, 4.28% 9/20/2041 (p)		23,801	23,102
Hero Funding Trust Series 2016-3A Class A1, 3.08% 9/20/2042 (p)		10,851	10,125
Hero Funding Trust Series 2017-2A Class A2, 4.07% 9/20/2048 (p)		41,013	38,534
Hertz Vehicle Financing LLC Series 2023-3A Class A, 5.94% 2/25/2028 (p)		1,197,000	1,206,501
Hilton Grand Vacations Trust Series 2020-AA Class C, 6.42% 2/25/2039 (p)		36,604	36,796
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (p)		1,241,167	1,273,052
Hilton Grand Vacations Trust Series 2024-1B Class D, 8.85% 9/15/2039 (p)		816,558	839,031
Hilton Grand Vacations Trust Series 2025-3EXT Class D, 7.38% 10/25/2044 (p)		1,387,332	1,391,269
Hilton Grand Vacations Trust Series 2026-1A Class D, 7.21% 2/25/2043 (p)		671,977	671,244
HINNT LLC Series 2024-A Class E, 8% 3/15/2043 (p)		656,269	641,532
Home Partners of America Trust Series 2019-2 Class E, 3.32% 10/19/2039 (p)		269,944	262,423
Home Partners of America Trust Series 2021-3 Class E2, 3.347% 1/17/2041 (p)		386,171	357,838
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (p)		741,408	743,647
HSI Asset Securitization Corp Trust Series 2007-HE1 Class 1A1, CME Term SOFR 1 month Index + 0.2545%, 3.9788% 1/25/2037 (e)(g)		2,105,991	1,609,565
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B2, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0251% 5/20/2032 (e)(g)(p)		117,236	117,547
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9751% 10/20/2032 (e)(g)(p)		153,318	153,856
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8251% 9/20/2033 (e)(g)(p)		258,189	258,864
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (p)		1,840,412	1,843,636
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (p)		2,330,684	2,334,917
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028		413,977	415,743
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029		2,335,834	2,347,664
Incref LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.7284%, 5.3412% 10/19/2042 (e)(g)(p)		201,000	201,502
INCREF LLC Series 2026-FL2 Class A, CME Term SOFR 1 month Index + 1.45%, 0% 12/19/2043 (e)(g)(p)		195,000	195,000
Iskandar Enterprise LLC Series 2026-1A Class A22, 5.343% 4/17/2056 (p)		395,000	394,111
Iskandar Enterprise LLC Series 2026-1A Class A23, 5.538% 4/17/2056 (p)		567,000	563,190
J P Morgan Mortgage Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8251% 10/20/2054 (e)(g)(p)		378,053	378,176
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (p)		3,787,063	3,824,425
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (p)		2,074,325	2,095,005
Jersey Mike's Funding Series 2026-1A Class A2II, 5.481% 2/15/2056 (p)		1,364,580	1,342,991
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028		881,436	882,302
Jonah Energy Abs I LLC Series 2022-1 Class A1, 7.2% 12/10/2037 (p)		228,382	231,325
JP Morgan Mortgage Trust Series 2026-CES1 Class A1B, 4.959% 6/25/2056 (p)		463,870	459,161
KGS-Alpha SBA COOF Trust Series 2012-2 Class A, 0.8996% 8/25/2038 (e)(p)(t)		31,001	423
KGS-Alpha SBA COOF Trust Series 2012-4 Class A, 0.8892% 9/25/2037 (e)(p)(t)		34,892	600
KGS-Alpha SBA COOF Trust Series 2013-2 Class A, 1.7669% 3/25/2039 (e)(p)(t)		25,569	567
Kubota Credit Owner Trust Series 2026-1A Class A3, 3.87% 5/15/2030 (p)		700,000	691,157
Lending Funding Trust Series 2020-2A Class A, 2.32% 4/21/2031 (p)		1,605,810	1,591,368
Lending Funding Trust Series 2020-2A Class D, 6.77% 4/21/2031 (p)		3,455,000	3,455,698
Lendmark Fdg Trust Series 2026-1A Class A, 4.8% 11/20/2035 (p)		323,000	321,165
Lendmark Fdg Trust Series 2026-1A Class C, 5.4% 11/20/2035 (p)		100,000	99,368
Lendmark Funding Trust Series 2021-1A Class A, 1.9% 11/20/2031 (p)		4,061,605	3,987,893
Lendmark Funding Trust Series 2021-1A Class D, 5.05% 11/20/2031 (p)		3,000,000	2,874,861
Lendmark Funding Trust Series 2021-2A Class C, 3.09% 4/20/2032 (p)		3,500,000	3,310,601
Lendmark Funding Trust Series 2021-2A Class D, 4.46% 4/20/2032 (p)		3,000,000	2,810,225
Lendmark Funding Trust Series 2024-1A Class B, 5.88% 6/21/2032 (p)		520,000	523,684
Lendmark Funding Trust Series 2024-1A Class D, 7.21% 6/21/2032 (p)		100,000	101,106
Lendmark Funding Trust Series 2024-2A Class B, 4.86% 2/21/2034 (p)		100,000	99,827
Lendmark Funding Trust Series 2025-1A Class A, 4.94% 9/20/2034 (p)		509,000	510,867
Lendmark Funding Trust Series 2025-1A Class B, 5.33% 9/20/2034 (p)		558,000	560,376
Lendmark Funding Trust Series 2025-1A Class E, 8.91% 9/20/2034 (p)		4,065,000	4,200,082
Lendmark Funding Trust Series 2025-3A Class A, 4.51% 5/21/2035 (p)		696,000	686,085
Lendmark Funding Trust Series 2025-3A Class B, 4.83% 5/21/2035 (p)		115,000	112,884
Lendmark Funding Trust Series 2025-3A Class D, 5.64% 5/21/2035 (p)		2,620,000	2,573,044
Lightpath Fiber Issuer LLC Series 2026-1A Class A2, 5.597% 3/25/2056 (p)		3,770,000	3,765,278
LMRE Trust Series 2025-SFR1 Class A, 4.5% 12/17/2042 (p)		258,000	248,802
Loancore Issuer LLC Series 2025-CRE8 Class A, CME Term SOFR 1 month Index + 1.385%, 5.0101% 8/17/2042 (e)(g)(p)		143,000	143,000
LoanCore Issuer LLC Series 2025-CRE9 Class A, CME Term SOFR 1 month Index + 1.45%, 5.0751% 8/18/2042 (e)(g)(p)		300,000	300,562
LoanCore Issuer LLC Series 2025-CRE9 Class AS, CME Term SOFR 1 month Index + 1.7%, 5.3251% 8/18/2042 (e)(g)(p)		2,100,000	2,103,938
Lyra Music Assets Delaware LP Series 2024-2A Class A2, 5.76% 12/22/2064 (p)		351,438	353,203
Lyra Music Assets Delaware LP Series 2025-1A Class A2, 5.604% 9/20/2065 (p)		239,876	240,533
M&T Bank RV Trust Series 2026-1A Class A, 4.35% 1/15/2046 (p)		278,979	275,466
Madison Park Funding LXXIII Ltd Series 2025-73A Class B, CME Term SOFR 3 month Index + 1.7%, 5.3804% 10/17/2038 (e)(g)(p)		250,000	250,740
Mariner Finance Issuance Trust Series 2021-AA Class E, 5.4% 3/20/2036 (p)		4,500,000	4,335,892
Mariner Finance Issuance Trust Series 2021-BA Class E, 4.68% 11/20/2036 (p)		3,000,000	2,812,919
Mariner Finance Issuance Trust Series 2024-AA Class A, 5.13% 9/22/2036 (p)		279,000	280,601
Mariner Finance Issuance Trust Series 2024-BA Class A, 4.91% 11/20/2038 (p)		577,000	575,601
Mariner Finance Issuance Trust Series 2024-BA Class D, 6.36% 11/20/2038 (p)		100,000	100,912
Mariner Finance Issuance Trust Series 2024-BA Class E, 8.8% 11/20/2038 (p)		4,000,000	4,139,727
Mariner Finance Issuance Trust Series 2025-AA Class A, 4.98% 5/20/2038 (p)		9,763,000	9,801,307
Mariner Finance Issuance Trust Series 2025-AA Class B, 5.33% 5/20/2038 (p)		104,000	104,439
Mariner Finance Issuance Trust Series 2025-AA Class C, 5.69% 5/20/2038 (p)		107,000	107,528
Mariner Finance Issuance Trust Series 2025-BA Class A, 4.59% 11/22/2038 (p)		595,000	590,181
Mariner Finance Issuance Trust Series 2026-AA Class A, 5.01% 5/20/2039 (p)		455,000	455,570
Mariner Finance Issuance Trust Series 2026-AA Class D, 6.16% 5/20/2039 (p)		575,000	575,960
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (p)		180,485	180,611
Marlette Funding Trust Series 2025-1A Class C, 5.26% 7/16/2035 (p)		4,065,000	4,065,788
Mast USA LLC Series 2026-1A Class A, 5.134% 2/15/2051 (p)		1,964,286	1,923,539
MASTR Asset Backed Securities Trust Series 2005-WF1 Class M7, CME Term SOFR 1 month Index + 1.8395%, 5.4238% 6/25/2035 (e)(g)		1,816,559	1,816,540
MASTR Asset Backed Securities Trust Series 2007-NCW Class A1, CME Term SOFR 1 month Index + 0.4145%, 4.2988% 5/25/2037 (Assured Guaranty Inc Insured) (e)(g)(p)		951,273	862,793
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028		1,138,882	1,144,076
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028		4,636,373	4,639,894
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027		529,815	530,263
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (p)		959,750	964,868
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (p)		1,803,704	1,814,147
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (p)		3,130,000	3,131,965
Merchants Fleet Funding LLC Series 2025-1A Class B, 4.91% 1/20/2039 (p)		200,000	198,940
Mercury Financial Credit Card Master Trust Series 2026-2A Class A, 5.07% 6/21/2032 (p)		582,000	582,979
Mercury Financial Credit Card Master Trust Series 2026-2A Class D, 6.39% 6/21/2032 (p)		1,093,000	1,094,735
MetroNet Infrastructure Issuer LLC Series 2025-4A Class A2, 5.163% 12/20/2055 (p)		4,000,000	3,982,874
MetroNet Infrastructure Issuer LLC Series 2026-1A Class A2, 5.273% 4/20/2056 (p)		478,000	478,765
MF1 LLC Series 2025-FL19 Class A, CME Term SOFR 1 month Index + 1.4881%, 5.1132% 5/18/2042 (e)(g)(p)		289,000	289,633
MF1 LLC Series 2025-FL19 Class AS, CME Term SOFR 1 month Index + 1.9917%, 5.6167% 5/18/2042 (e)(g)(p)		2,800,000	2,807,002
MF1 LLC Series 2026-FL21 Class A, CME Term SOFR 1 month Index + 1.35%, 4.9751% 2/18/2041 (e)(g)(p)		359,000	359,111
MFA Trust Series 2024-NPL1 Class A1, 6.33% 9/25/2054 (p)		456,949	457,081
Mid-State Capital Corp Trust Series 2005-1 Class M1, 6.106% 1/15/2040		1,990	1,987
Mid-State Capital Corp Trust Series 2006-1 Class A, 5.787% 10/15/2040 (p)		11,174	11,220
Mid-State Capital Corp Trust Series 2006-1 Class M1, 6.083% 10/15/2040 (p)		13,558	13,620
Mission Lane Credit Card Master Trust Series 2025-B Class A, 5.06% 9/15/2031 (p)		2,620,000	2,618,377
Morgan Stanley ABS Capital I Inc Trust Series 2006-HE4 Class A4, CME Term SOFR 1 month Index + 0.5945%, 4.1788% 6/25/2036 (g)		3,076,207	1,499,095
Morgan Stanley ABS Capital I Inc Trust Series 2006-HE8 Class A2FP, CME Term SOFR 1 month Index + 0.07%, 3.7688% 10/25/2036 (e)(g)		118,340	49,664
Morgan Stanley ABS Capital I Inc Trust Series 2007-NC3 Class A2D, CME Term SOFR 1 month Index + 0.3745%, 3.9588% 5/25/2037 (e)(g)		1,663,201	1,266,762
Morgan Stanley Mortgage Loan Trust Series 2006-12XS Class A4, 6.5119% 10/25/2036 (q)		74,049	15,896
Morgan Stanley Mortgage Loan Trust Series 2006-16AX Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 11/25/2036 (g)		39,931	10,372
Morgan Stanley Mortgage Loan Trust Series 2007-3XS Class 2A4S, 6.4631% 1/25/2047 (q)		773,948	262,826
Mosaic Solar Loans Trust Series 2023-4A Class A, 6.4% 5/20/2053 (p)		159,473	158,027
MVW LLC Series 2022-2A Class D, 9% 10/21/2041 (p)		152,224	154,878
Navient Education Loan Trust Series 2026-A Class A, 4.86% 9/15/2056 (p)		179,000	178,445
Navient Education Loan Trust Series 2026-A Class B, 5.06% 9/15/2056 (p)		100,000	99,115
Navient Private Education Loan Trust Series 2020-CA Class A2A, 2.15% 11/15/2068 (p)		482,529	465,621
Navient Private Education Refi Loan Trust Series 2019-FA Class A2, 2.6% 8/15/2068 (p)		1,173,468	1,134,577
Navient Private Education Refi Loan Trust Series 2024-A Class A, 5.66% 10/15/2072 (p)		194,853	196,949
Navient Refinance Loan Trust Series 2025-B Class A, 4.72% 9/15/2055 (p)		495,102	489,411
Navient Refinance Loan Trust Series 2025-C Class A, 4.8% 10/15/2055 (p)		336,968	333,928
Navient Student Loan Trust Series 2015-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.3266% 4/25/2040 (e)(g)		1,446,553	1,402,695
Navient Student Loan Trust Series 2023-BA Class A1A, 6.48% 3/15/2072 (p)		66,234	67,482
Navient Student Loan Trust Series 2023-BA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.3429% 3/15/2072 (e)(g)(p)		92,137	92,611
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (p)		4,865,696	4,749,091
Nelnet Student Loan Trust Series 2021-A Class A1, CME Term SOFR 1 month Index + 0.9145%, 4.5171% 4/20/2062 (e)(g)(p)		591,494	590,551
Nelnet Student Loan Trust Series 2021-A Class A2, CME Term SOFR 1 month Index + 1.1445%, 4.7471% 4/20/2062 (e)(g)(p)		410,000	410,129
Nelnet Student Loan Trust Series 2021-A Class B1, 2.85% 4/20/2062 (p)		142,000	127,911
Nelnet Student Loan Trust Series 2023-PL1A Class A1A, U.S. 30-Day Avg. SOFR Index + 2.25%, 5.8621% 11/25/2053 (e)(g)(p)		65,267	66,075
Nelnet Student Loan Trust Series 2025-AA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7429% 3/15/2057 (e)(g)(p)		805,035	798,465
Nelnet Student Loan Trust Series 2025-BA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9929% 5/17/2055 (e)(g)(p)		1,394,805	1,395,369
Nelnet Student Loan Trust Series 2025-BA Class B, 4.98% 5/17/2055 (p)		630,000	624,164
Nelnet Student Loan Trust Series 2025-BA Class C, 5.38% 5/17/2055 (p)		260,000	254,090
Nelnet Student Loan Trust Series 2025-BA Class D, 6.04% 5/17/2055 (p)		100,000	97,735
Nelnet Student Loan Trust Series 2025-CA Class A1A, 4.67% 6/22/2065 (p)		6,315,039	6,211,067
Nelnet Student Loan Trust Series 2025-CA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9751% 6/22/2065 (e)(g)(p)		5,662,201	5,665,027
Nelnet Student Loan Trust Series 2025-CA Class D, 5.82% 6/22/2065 (p)		370,000	358,552
New Century Home Equity Loan Trust Series 2003-5 Class AI6, 4.8367% 11/25/2033 (q)		4,343	4,240
New Residential Mortgage Loan Trust Series 2022-SFR1 Class F, 4.443% 2/17/2039 (p)		2,100,000	2,067,464
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, CME Term SOFR 1 month Index + 0.3445%, 3.9288% 4/25/2037 (g)		352,629	351,091
Newrez LLC / Newres Gmsr Excess Owner LLC Series 2021-GNT1 Class A, 3.474% 11/25/2026 (p)		1,317,095	1,304,023
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029		1,200,000	1,190,856
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028		1,389,773	1,396,869
Nissan Auto Receivables Owner Trust Series 2024-B Class A3, 4.34% 3/15/2029		983,357	984,904
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (p)		700,000	703,598
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (e)(g)(p)		4,223,000	4,228,870
OCP CLO Ltd Series 2025-8RA Class B1R2, CME Term SOFR 3 month Index + 1.55%, 5.2304% 10/17/2038 (e)(g)(p)		250,000	250,385
Octane Receivables Trust Series 2023-2A Class C, 6.24% 6/20/2031 (p)		2,589,000	2,611,134
OHS Issuer LLC Series 2026-1A Class A2, 5.98% 2/25/2061 (p)		715,805	702,422
OnDeck Asset Securitization Trust IV LLC Series 2025-2A Class A, 4.84% 11/17/2032 (p)		1,500,000	1,490,297
Onemain Direct Auto Receivables Trust Series 2026-1A Class D, 5.3% 10/14/2036 (p)		3,000,000	2,964,349
OneMain Financial Issuance Trust Series 2020-2A Class B, 2.21% 9/14/2035 (p)		1,050,000	1,021,061
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (p)		4,000,000	3,925,188
OneMain Financial Issuance Trust Series 2023-2A Class B, 6.17% 9/15/2036 (p)		5,714,000	5,788,716
OneMain Financial Issuance Trust Series 2023-2A Class C, 6.74% 9/15/2036 (p)		1,300,000	1,327,001
OneMain Financial Issuance Trust Series 2023-2A Class D, 7.52% 9/15/2036 (p)		2,400,000	2,455,719
OneMain Financial Issuance Trust Series 2024-1A Class A, 5.79% 5/14/2041 (p)		777,000	804,868
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (p)		100,000	100,233
OneMain Financial Issuance Trust Series 2025-1A Class C, 5.2% 7/14/2038 (p)		3,500,000	3,493,394
OneMain Financial Issuance Trust Series 2025-1A Class D, 5.79% 7/14/2038 (p)		156,000	155,387
Oportun Issuance Trust Series 2021-B Class B, 1.96% 5/8/2031 (p)		19,860	19,581
Oportun Issuance Trust Series 2021-B Class C, 3.65% 5/8/2031 (p)		318,085	315,524
Oportun Issuance Trust Series 2021-C Class A, 2.18% 10/8/2031 (p)		1,042,088	1,028,550
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (p)		1,200,000	1,201,035
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (p)		3,900,000	3,882,514
Option One Mortgage Loan Trust Series 2007-FXD1 Class 3A4, 5.86% 1/25/2037 (Ambac Assurance Corp Insured) (q)		68,494	67,203
Optn Series 2026-A Class A, 4.32% 1/9/2034 (p)		1,460,000	1,448,758
Owl Rock CLO LLC Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.7%, 5.3671% 7/24/2036 (e)(g)(p)		250,000	249,989
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (p)		1,866,658	1,886,035
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (p)		991,758	995,675
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (p)		1,975,000	1,970,038
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (p)		920,000	914,267
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (p)		2,223,761	2,163,926
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (p)		721,654	730,108
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (p)		5,826,563	5,580,992
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (p)		4,020,480	3,782,480
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (p)		2,165,000	2,148,621
Planet Fitness Master Issuer LLC Series 2025-1A Class A2II, 5.649% 12/6/2055 (p)		518,000	512,699
PMT Credit Risk Transfer Trust Series 2024-3R Class A, U.S. 30-Day Avg. SOFR Index + 3.1%, 6.6944% 9/27/2028 (e)(g)(p)		3,984,082	4,035,519
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (p)		4,043,737	4,065,714
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (p)		500,000	499,706
PowerPay Issuance Trust Series 2025-1A Class A, 5.23% 11/18/2041 (p)		2,549,036	2,538,196
PRET LLC Series 2025-NPL6 Class A1, 5.7437% 6/25/2055 (p)		2,636,051	2,638,392
PRET LLC Series 2025-NPL7 Class A1, 5.6571% 7/25/2055 (e)(p)		1,764,689	1,766,894
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0992% 7/25/2054 (e)(g)(p)		1,296,421	1,293,928
Progress Residential Trust Series 2021-SFR10 Class E1, 3.567% 12/17/2040 (p)		5,461,243	5,204,808
Progress Residential Trust Series 2021-SFR11 Class E1, 3.378% 1/17/2039 (p)		4,000,000	3,788,601
Progress Residential Trust Series 2021-SFR8 Class E1, 2.382% 10/17/2038 (p)		722,000	714,323
Progress Residential Trust Series 2021-SFR8 Class F, 3.181% 10/17/2038 (p)		4,000,000	3,963,868
Progress Residential Trust Series 2022-SFR1 Class E1, 3.93% 2/17/2041 (p)		479,000	460,327
Progress Residential Trust Series 2022-SFR1 Class F, 4.88% 2/17/2041 (p)		4,000,000	3,857,951
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (p)		643,616	633,713
Progress Residential Trust Series 2022-SFR3 Class D, 4.45% 4/17/2039 (p)		4,705,000	4,662,432
Progress Residential Trust Series 2022-SFR3 Class E2, 5.6% 4/17/2039 (p)		588,000	586,050
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (p)		2,169,037	2,166,573
Progress Residential Trust Series 2023-SFR1 Class E1, 6.15% 3/17/2040 (p)		1,822,000	1,803,960
Progress Residential Trust Series 2023-SFR2 Class D, 4.5% 10/17/2040 (p)		2,550,000	2,481,537
Progress Residential Trust Series 2023-SFR2 Class E1, 4.75% 10/17/2040 (p)		3,231,000	3,148,006
Progress Residential Trust Series 2024-SFR2 Class E1, 3.4% 4/17/2041 (e)(p)		100,000	93,777
Progress Residential Trust Series 2025-SFR2 Class E1, 3.725% 4/17/2042 (e)(p)		3,378,846	3,132,215
Progress Residential Trust Series 2025-SFR3 Class C, 3.39% 7/17/2042 (p)		694,000	644,030
Progress Residential Trust Series 2026-SFR1 Class D, 4% 2/17/2043 (p)		6,270,000	5,807,062
Progress Residential Trust Series 2026-SFR2, 4.32% 5/17/2043 (p)		2,500,000	2,345,966
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (e)(p)		973,157	960,614
QTS Issuer ABS II LLC Series 2025-1A Class A2, 5.044% 10/5/2055 (p)		662,000	647,222
QTS Issuer ABS II LLC Series 2026-1A Class B, 6.729% 1/5/2056 (p)		107,000	104,859
QTS Issuer ABS II LLC Series 2026-2A Class A2, 5.848% 1/5/2056 (p)		236,000	232,587
QTS Issuer ABS II LLC Series 2026-5A Class A2, 6.178% 3/6/2056 (p)		406,000	407,157
RCKT Mortgage Trust Series 2024-CES1 Class A1A, 6.025% 2/25/2044 (p)		801,764	804,507
RCKT Mortgage Trust Series 2024-CES2 Class B1, 8.005% 4/25/2044 (e)(p)		914,000	929,145
RCKT Mortgage Trust Series 2024-CES2 Class B2, 9.5779% 4/25/2044 (e)(p)		100,000	102,620
RCKT Mortgage Trust Series 2024-CES3 Class A1A, 6.591% 5/25/2044 (e)(p)		501,744	505,999
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (p)		266,096	266,575
RCKT Mortgage Trust Series 2025-CES7 Class A1A, 5.377% 7/25/2055 (p)		3,083,947	3,089,833
RCKT Mortgage Trust Series 2025-CES9 Class A1A, 4.795% 9/25/2055 (p)		5,186,501	5,137,381
RCKT Mortgage Trust Series 2026-CES2 Class A1A, 4.762% 2/25/2056 (p)		3,174,953	3,140,411
RCKT Mortgage Trust Series 2026-CES4 Class A1A, 5.124% 4/25/2056 (e)(p)		2,474,535	2,466,445
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (p)		660,948	661,749
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (p)		1,756,848	1,762,772
Reach ABS Trust Series 2026-1A Class B, 4.37% 2/15/2033 (p)		1,100,000	1,094,655
Regional Management Issuance Trust Series 2021-2 Class A, 1.9% 8/15/2033 (p)		520,000	507,523
Regional Management Issuance Trust Series 2024-1 Class D, 7.46% 7/15/2036 (p)		100,000	101,703
Regional Management Issuance Trust Series 2024-2 Class A, 5.11% 12/15/2033 (p)		125,000	125,333
Regional Management Issuance Trust Series 2025-2 Class A, 4.59% 11/16/2037 (p)		833,000	825,618
Renew Series 2017-1A Class A, 3.67% 9/20/2052 (p)		20,724	19,068
Republic Finance Issuance Trust Series 2024-A Class B, 6.47% 8/20/2032 (p)		280,000	281,117
Republic Finance Issuance Trust Series 2024-B Class A, 5.42% 11/20/2037 (p)		2,996,000	3,013,514
Republic Finance Issuance Trust Series 2024-B Class B, 5.86% 11/20/2037 (p)		210,000	211,401
Republic Finance Issuance Trust Series 2025-A Class A, 4.59% 11/20/2034 (p)		743,000	737,858
Republic Finance Issuance Trust Series 2026-A Class A, 4.82% 6/20/2039 (p)		114,000	113,593
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2025-1A Class A2A, 5.091% 8/15/2050 (p)		546,000	529,725
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (p)		1,565,000	1,565,132
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 Class A1A, 5.3621% 6/25/2055 (e)(p)		4,691,085	4,717,690
Santander Drive Auto Receivables Trust Series 2022-6 Class D, 5.69% 2/18/2031		3,300,000	3,321,257
Santander Drive Auto Receivables Trust Series 2023-2 Class C, 5.47% 12/16/2030		695,565	701,882
Santander Drive Auto Receivables Trust Series 2024-2 Class D, 6.28% 8/15/2031		1,000,000	1,024,502
Santander Drive Auto Receivables Trust Series 2025-2 Class D, 5.47% 5/15/2031		8,100,000	8,183,021
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030		1,045,000	1,037,669
Santander Drive Auto Receivables Trust Series 2026-1 Class D, 4.75% 4/15/2032		3,331,000	3,281,448
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (p)		2,105,000	2,026,985
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (p)		1,162,086	1,164,037
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (p)		1,283,012	1,284,648
SCCU Auto Receivables Trust Series 2023-1A Class A4, 5.7% 8/15/2029 (p)		500,000	505,830
Scf Equipment Leasing Series 2023-1A Class B, 6.37% 5/20/2032 (p)		2,500,000	2,541,149
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (p)		1,670,147	1,674,588
Scooters Coffee Issuer LLC / Harvest Roasting Issuer LLC Series 2026-1A Class A2, 6.38% 5/20/2056 (p)		1,001,000	1,001,701
Securitized Asset Backed LLC Trust Series 2006-CB5 Class A3, CME Term SOFR 1 month Index + 0.3945%, 3.9788% 6/25/2036 (e)(g)		1,824,712	1,240,156
Service Experts Issuer LLC Series 2024-1A Class A, 6.39% 11/20/2035 (p)		128,355	130,766
Sesac Finance LLC Series 2024-1 Class A2, 6.421% 1/25/2054 (p)		51,808	51,893
Sesac Finance LLC Series 2025-1 Class A2, 5.5% 7/25/2055 (p)		557,000	542,333
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (p)		1,185,582	1,194,124
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (p)		700,000	698,343
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (p)		800,000	791,164
Sierra Timeshare Receivables Funding LLC Series 2022-1A Class D, 6% 10/20/2038 (p)		64,936	64,939
Sierra Timeshare Receivables Funding LLC Series 2023-1A Class D, 9.8% 1/20/2040 (p)		470,721	491,262
Sierra Timeshare Receivables Funding LLC Series 2023-2A Class D, 9.72% 4/20/2040 (p)		299,645	312,729
Sierra Timeshare Receivables Funding LLC Series 2023-3A Class D, 9.44% 9/20/2040 (p)		232,035	241,669
Sierra Timeshare Receivables Funding LLC Series 2025-2A Class D, 6.79% 4/20/2044 (p)		980,278	976,001
Sierra Timeshare Receivables Funding LLC Series 2025-3A Class D, 6.54% 8/22/2044 (p)		1,528,415	1,508,864
Sierra Timeshare Receivables Funding LLC Series 2026-1A Class D, 7.1% 12/22/2042 (p)		2,584,670	2,565,959
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (p)		2,228,525	2,236,955
SMB Private Education Loan Trust Series 2017-B Class B, 3.5% 12/16/2041 (p)		459,198	453,999
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 4.4616% 1/15/2037 (e)(g)(p)		114,068	114,001
SMB Private Education Loan Trust Series 2018-C Class A2B, CME Term SOFR 1 month Index + 0.8645%, 4.4916% 11/15/2035 (e)(g)(p)		201,779	201,673
SMB Private Education Loan Trust Series 2021-A Class B, 2.31% 1/15/2053 (p)		216,815	211,078
SMB Private Education Loan Trust Series 2023-B Class A1B, U.S. 30-Day Avg. SOFR Index + 1.8%, 5.4429% 10/16/2056 (e)(g)(p)		773,742	786,982
SMB Private Education Loan Trust Series 2024-A Class A1A, 5.24% 3/15/2056 (p)		8,566,869	8,621,240
SMB Private Education Loan Trust Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0929% 3/15/2056 (e)(g)(p)		9,808,744	9,870,125
SMB Private Education Loan Trust Series 2024-A Class B, 5.88% 3/15/2056 (p)		156,000	156,721
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7415% 6/17/2052 (e)(g)(p)		124,306	124,102
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (p)		1,488,087	1,490,500
SMB Private Education Loan Trust Series 2025-C Class A1A, 4.96% 3/15/2055 (p)		20,145,621	20,041,435
SMB Private Education Loan Trust Series 2025-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8429% 3/15/2055 (e)(g)(p)		2,268,651	2,268,636
SMB Private Education Loan Trust Series 2025-C Class B, 5.1% 3/15/2055 (p)		1,100,000	1,093,356
SMB Private Education Loan Trust Series 2025-C Class C, 4.78% 3/15/2055 (p)		1,100,000	1,074,591
SMB Private Education Loan Trust Series 2025-C Class D, 5.26% 3/15/2055 (p)		2,100,000	1,997,878
SMB Private Education Loan Trust Series 2025-C Class R, 0% 3/15/2055 (p)		1,370	14,767
SoFi Consumer Loan Program Trust Series 2025-1 Class B, 5.12% 2/27/2034 (p)		239,000	240,760
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (p)		823,979	825,271
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (p)		4,296,577	4,291,347
SoFi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (p)		650,000	645,063
Sofi Consumer Loan Program Trust Series 2026-2 Class B, 4.8% 3/25/2036 (p)		582,000	580,396
Sofi Consumer Loan Program Trust Series 2026-B Class A, 4.4% 2/25/2036 (p)		1,331,597	1,330,932
Sofi Consumer Loan Program Trust Series 2026-B Class B, 4.9% 2/25/2036 (p)		154,000	153,690
Sofi Consumer Loan Program Trust Series 2026-B Class C, 5.2% 2/25/2036 (p)		154,000	154,153
Sofi Consumer Loan Program Trust Series 2026-B Class D, 5.56% 2/25/2036 (p)		154,000	153,243
SoFi Professional Loan Program Trust Series 2024-1A Class A, 6.06% 2/12/2031 (p)		59,859	60,074
SoFi Professional Loan Program Trust Series 2024-1A, 0% 2/12/2031 (p)		10,000	282,218
Sotheby's ArtFi Master Trust Series 2026-1A Class A1, 4.8% 6/20/2033 (p)		3,900,000	3,883,274
Soundview Home Loan Trust Series 2005-OPT3 Class M4, CME Term SOFR 1 month Index + 1.1345%, 4.7188% 11/25/2035 (e)(g)(l)		45,000	37,963
Soundview Home Loan Trust Series 2007-NS1 Class M1, CME Term SOFR 1 month Index + 0.6395%, 4.2238% 1/25/2037 (g)		31,425	32,836
Soundview Home Loan Trust Series 2007-OPT1 Class 2A1, CME Term SOFR 1 month Index + 0.1945%, 3.7788% 6/25/2037 (e)(g)		18,598	12,852
Star Trust Series 2025-SFR5 Class D, CME Term SOFR 1 month Index + 2.45%, 6.105% 2/17/2042 (e)(g)(p)		1,083,333	1,083,591
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (p)		1,463,125	1,376,863
Stream Innovations Issuer Trust Series 2024-2A Class A, 5.21% 2/15/2045 (p)		3,174,092	3,174,307
Stream Innovations Issuer Trust Series 2024-2A Class C, 9.05% 2/15/2045 (p)		966,857	1,014,599
Stream Innovations Issuer Trust Series 2025-1A Class A, 5.05% 9/15/2045 (p)		3,385,057	3,378,837
Structured Asset Securities Corp Mortgage Loan Trust Series 2007-GEL2 Class M1, CME Term SOFR 1 month Index + 1.1645%, 4.7488% 5/25/2037 (g)(p)		84,677	70,846
STWD LLC Series 2025-FL4 Class AS, CME Term SOFR 1 month Index + 1.7%, 5.3128% 11/19/2042 (e)(g)(p)		1,195,000	1,196,493
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (p)		4,338,925	4,286,733
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (p)		8,322,265	8,372,634
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (p)		5,214,590	5,239,434
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (p)		5,220,500	5,006,524
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (p)		5,220,500	5,117,399
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (p)		2,610,250	2,536,560
Summit Issuer LLC Series 2025-1A Class A2, 5.208% 11/20/2055 (p)		488,000	485,862
Sunrun Artemis Issuer LLC Series 2024-2A Class A1, 6.25% 7/30/2059 (p)		4,835,119	4,840,475
Sunrun Prometheus Issuer LLC Series 2026-1A Class A1, 6.3% 8/1/2061 (p)		500,000	497,753
SVC ABS LLC Series 2026-1A Class B, 5.795% 3/20/2056 (p)		2,698,875	2,621,256
Switch ABS Issuer LLC Series 2024-2A Class A2, 5.436% 6/25/2054 (p)		2,665,000	2,649,001
Switch ABS Issuer LLC Series 2025-1A Class A2, 5.036% 3/25/2055 (p)		3,470,000	3,391,089
Systima Capital Management LLC Series 2026-RVM1 Class B1, 4.959% 12/25/2046 (p)		928,691	915,791
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (p)		5,434,000	5,356,649
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (e)(g)		2,798	3,046
Terwin Mortgage Trust Series 2005-10HE Class M5, CME Term SOFR 1 month Index + 1.1345%, 4.7188% 6/25/2036 (g)		172,992	163,451
Tesla Sustainable Energy Trust Series 2024-1A Class A2, 5.08% 6/21/2050 (p)		2,694,613	2,685,851
Towd Point Mortgage Trust Series 2024-CES1 Class A1A, 5.848% 1/25/2064 (p)		476,741	477,473
Towd Point Mortgage Trust Series 2024-CES2 Class A1A, 6.125% 2/25/2064 (p)		355,081	356,292
Towd Point Mortgage Trust Series 2024-CES3 Class A1, 6.29% 5/25/2064 (p)		1,073,166	1,080,014
Towd Point Mortgage Trust Series 2024-CES5 Class A1, 5.167% 9/25/2064 (p)		3,001,323	2,997,151
Towd Point Mortgage Trust Series 2024-CES5 Class A2, 5.202% 9/25/2064 (p)		3,000,000	2,989,709
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (p)		7,221,123	7,250,792
Towd Point Mortgage Trust Series 2025-CES1 Class A1, 5.705% 2/25/2055 (p)		2,710,620	2,723,353
Towd Point Mortgage Trust Series 2025-CES2 Class A1, 5.348% 7/25/2065 (p)		3,079,206	3,080,891
Towd Point Mortgage Trust Series 2025-CRM1 Class A1, 5.799% 1/25/2065 (p)		2,784,499	2,796,679
Towd Point Mortgage Trust Series 2025-FIX2 Class A1, 5.249% 10/25/2065 (p)		5,017,938	5,006,392
Towd Point Mortgage Trust Series 2025-HE2 Class A1A, 4.9621% 9/25/2065 (e)(p)		3,842,434	3,847,663
Towd Point Mortgage Trust Series 2026-CES1 Class A1, 4.961% 1/25/2066 (p)		2,750,951	2,728,487
Towd Point Mortgage Trust Series 2026-CES2 Class A1A, 4.72% 2/25/2066 (p)		3,614,799	3,566,503
Towr Series 2026-1A Class A2, 5.198% 4/25/2056 (p)		578,000	575,545
Towr Series 2026-1A Class B, 5.882% 4/25/2056 (p)		224,000	223,714
Toyota Auto Loan Extended Note Trust Series 2026-1A Class A, 4.58% 4/25/2039 (p)		4,800,000	4,789,476
Toyota Auto Receivables Owner Trust Series 2022-D Class A3, 5.3% 9/15/2027		680,758	682,417
Tricon American Homes Series 2020-SFR1 Class E, 3.544% 7/17/2038 (p)		800,000	797,217
Truist Bank Series 2025-1 Class B, 4.728% 9/26/2033 (p)		325,879	325,404
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (p)		394,802	393,723
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (p)		634,000	632,319
Upgrade Master Pass-Thru Trust Series 2025-ST4 Class A, 5.495% 8/16/2032 (p)		181,446	181,571
Upgrade Master Pass-Thru Trust Series 2025-ST5 Class B, 5.254% 9/15/2032 (p)		145,000	144,645
Upgrade Master Pass-Thru Trust Series 2025-ST7 Class A, 4.546% 11/15/2032 (p)		304,697	304,687
Upgrade Master Pass-Thru Trust Series 2025-ST7 Class B, 4.979% 11/15/2032 (p)		194,000	193,832
Upgrade Master Pass-Thru Trust Series 2025-ST8 Class C, 5.25% 12/15/2033 (p)		216,000	214,514
Upgrade Master Pass-Thru Trust Series 2026-ST2 Class A, 4.413% 6/15/2034 (p)		406,000	405,979
Upgrade Master Pass-Thru Trust Series 2026-ST2 Class B, 5.428% 6/15/2034 (p)		1,400,000	1,401,733
UPX HIL Issuer Trust Series 2025-1 Class A, 5.16% 1/25/2047 (p)		565,266	562,080
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (p)		1,795,286	1,803,790
Vantage Data Centers Issuer LLC Series 2021-1A Class A2, 2.165% 10/15/2046 (p)		3,175,000	3,146,833
VB-S1 Issuer LLC Series 2026-1A Class C2, 4.693% 3/15/2056 (p)		3,728,000	3,627,643
VB-S1 Issuer LLC Series 2026-1A Class D, 5.193% 3/15/2056 (p)		226,000	220,999
VCAT Asset Securitization LLC Series 2026-NPL1 Class A1, 5.101% 1/25/2056 (e)(p)		804,459	800,033
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (p)(q)		1,184,352	1,184,349
Verdant Receivables LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (p)		889,008	899,793
Vericrest Opportunity Loan Transferee Series 2021-NP11 Class A1, 5.8678% 8/25/2051 (p)(q)		278,970	279,019
Versus Securitization Trust Series 2026-R1 Class A1, 4.832% 10/25/2067 (e)(p)		226,762	224,684
Vista Point Securitization Trust Series 2024-CES3 Class A1, 5.679% 1/25/2055 (p)(q)		4,002,477	4,012,178
Vista Point Securitization Trust Series 2025-CES3 Class A1, 5.297% 11/25/2055 (p)		131,860	131,453
VMC Finance LLC Series 2026-FL6 Class A, CME Term SOFR 1 month Index + 1.6%, 5.25% 11/19/2043 (e)(g)(p)		315,000	315,099
Volt C LLC Series 2021-NPL9 Class A1, 5.9918% 5/25/2051 (e)(p)		115,556	115,574
VOLT XCV LLC Series 2021-NPL4 Class A1, 6.2396% 3/27/2051 (p)(q)		4,453	4,454
WaMu Asset Backed Cetficiates WMABS Trust Series 2007-HE1 Class 2A1, CME Term SOFR 1 month Index + 0.2345%, 3.8188% 11/25/2036 (g)		16,445	5,121
WaMu Asset Backed Cetficiates WMABS Trust Series 2007-HE1 Class 2A2, CME Term SOFR 1 month Index + 0.4545%, 4.0388% 11/25/2036 (e)(g)		146,186	45,698
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1 Class 2A3, CME Term SOFR 1 month Index + 0.2645%, 3.9988% 1/25/2037 (e)(g)		1,515,559	678,041
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A2, CME Term SOFR 1 month Index + 0.4945%, 4.0788% 4/25/2037 (g)		2,251,064	797,339
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A3, CME Term SOFR 1 month Index + 0.25%, 4.1988% 4/25/2037 (e)(g)		2,551,524	873,158
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A4, CME Term SOFR 1 month Index + 0.36%, 4.4188% 4/25/2037 (e)(g)		1,167,501	399,488
Western Funding Auto Loan Trust Series 2025-1 Class C, 5.34% 11/15/2035 (p)		1,855,000	1,863,855
Westlake Automobile Receivables Trust Series 2023-3A Class C, 6.02% 9/15/2028 (p)		1,573,139	1,580,229
Westlake Automobile Receivables Trust Series 2023-3A Class D, 6.47% 3/15/2029 (p)		2,169,000	2,200,732
Westlake Automobile Receivables Trust Series 2023-4A Class D, 7.19% 7/16/2029 (p)		2,100,000	2,154,234
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (p)		2,000,000	1,995,024
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (p)		3,166,850	3,193,443
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (p)		1,585,918	1,599,726
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (p)		2,865,251	2,882,569
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (p)		4,410,000	4,384,807
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (p)		3,533,078	3,547,864
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (p)		114,585	116,240
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (p)		3,544,401	3,505,850
Wingstop Funding LLC Series 2020-1A Class A2, 2.841% 12/5/2050 (p)		3,694,735	3,587,450
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031		800,000	808,646
World Omni Auto Receivables Trust Series 2022-D Class A3, 5.61% 2/15/2028		272,838	273,224
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028		718,211	719,239
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028		597,925	600,088
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031		645,000	639,260
TOTAL UNITED STATES			1,097,516,319
TOTAL ASSET-BACKED SECURITIES (Cost $2,083,163,674)			2,097,098,283

Bank Loan Obligations - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/20/2030 (e)(g)(j)		219,029	219,370
Great Canadian Gaming Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4374% 11/1/2029 (e)(g)(j)		291,459	283,152
TOTAL CONSUMER DISCRETIONARY			502,522
Materials - 0.0%
Containers & Packaging - 0.0%
Balcan Innovations Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.4133% 10/20/2031 (e)(g)(j)		133,600	103,624
TOTAL CANADA			606,146
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9158% 1/9/2032 (e)(g)(j)		150,983	150,364
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 11/30/2030 (e)(g)(j)		281,112	278,535
Financials - 0.0%
Financial Services - 0.0%
Avolon TLB Borrower 1 US LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3526% 6/22/2030 (e)(g)(j)		780,166	782,039
TOTAL IRELAND			1,060,574
NETHERLANDS - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Peer Holding III BV Tranche B5B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 7/1/2031 (e)(g)(j)		446,550	447,443
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Verisure Holding AB Tranche B 1LN, term loan 3 month EURIBOR + 2.25%, 4.449% 11/3/2032 (e)(g)(j)	EUR	875,000	1,024,917
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (e)(g)(j)		105,000	101,325
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (e)(g)(j)		331,616	321,999

TOTAL SWITZERLAND			423,324
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.425% 7/18/2030 (e)(g)(j)		359,242	358,455
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 10/31/2029 (e)(g)(j)		120,954	121,088
TOTAL CONSUMER DISCRETIONARY			479,543
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (e)(g)(j)		100,000	100,175
Information Technology - 0.0%
Software - 0.0%
Sophos Intermediate II Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/5/2027 (e)(g)(j)(k)		99,009	95,557
TOTAL UNITED KINGDOM			675,275
UNITED STATES - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8583% 4/3/2031 (e)(g)(j)		1,442,000	1,371,905
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 10/6/2032 (e)(g)(j)		194,425	194,304
Zayo Group Holdings Inc Tranche EXCH TL 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/11/2030 (e)(g)(j)(k)		33,931	33,895
			1,600,104
Entertainment - 0.0%
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (e)(g)(j)(k)		162,613	163,108
Showtime Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.3911% 8/16/2031 (e)(g)(j)		180,495	178,690
			341,798
Interactive Media & Services - 0.0%
Delivery Hero Finco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6433% 12/12/2029 (e)(g)(j)		536,448	537,285
Main Street Sports Group LLC Tranche EXIT 1LN, term loan 12% 1/2/2028 (j)		220,417	40,620
			577,905
Media - 0.1%
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9303% 4/18/2030 (e)(g)(j)		200,335	166,993
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9418% 12/15/2031 (e)(g)(j)		383,704	379,829
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/27/2033 (e)(g)(j)(k)		289,377	289,875
Endeavor Operating Co LLC Tranche A 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 5.579% 3/24/2028 (e)(g)(j)		101,600	101,441
Radiate Holdco LLC Tranche FIFO 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2348% 9/25/2029 (e)(g)(j)		8,109,406	7,325,065
			8,263,203
Wireless Telecommunication Services - 0.0%
Gogo Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 4/30/2028 (e)(g)(j)		180,676	167,150
TOTAL COMMUNICATION SERVICES			10,950,160
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.0982% 1/28/2032 (e)(g)(j)		34,775	34,792
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4919% 11/17/2028 (e)(g)(j)		1,852,029	1,846,825
			1,881,617
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/23/2032 (e)(g)(j)		116,273	116,791
Red Ventures LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/4/2030 (e)(g)(j)(k)		234,590	214,211
StubHub Holdco Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.3703% 3/15/2030 (e)(g)(j)		121,713	121,957
			452,959
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 12/29/2032 (e)(g)(j)		683,417	679,576
Diversified Consumer Services - 0.0%
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 6/12/2030 (e)(g)(j)		114,009	108,214
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1251% 8/19/2030 (e)(g)(j)		135,000	134,156
			242,370
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8964% 1/31/2028 (e)(g)(j)		91,402	89,726
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (e)(g)(j)		227,892	193,453
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/29/2029 (e)(g)(j)		426,056	424,343
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3343% 11/8/2030 (e)(g)(j)		934,016	937,874
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4895% 3/15/2028 (e)(g)(j)		400,175	401,007
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (e)(g)(j)		217,038	207,024
Pioneer Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8785% 5/15/2033 (e)(g)(j)		139,718	140,562
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6464% 11/3/2032 (e)(g)(j)		248,204	246,963
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 7/2/2032 (e)(g)(j)		175,199	151,766
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (e)(g)(j)		7,488	6,487
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 3/14/2031 (e)(g)(j)		92,639	92,883
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 11/21/2031 (e)(g)(j)(k)		256,755	256,767
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (e)(g)(j)		126,617	111,423
Voyager Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 7/1/2032 (e)(g)(j)(k)		379,598	379,462
			3,639,740
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4343% 6/6/2031 (e)(g)(j)		88,589	71,171
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 6/6/2031 (e)(g)(j)		64,507	57,121
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (e)(g)(j)		569,409	563,825
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 10/14/2032 (e)(g)(j)		367,348	367,546
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/30/2031 (e)(g)(j)		63,090	62,919
			1,122,582
TOTAL CONSUMER DISCRETIONARY			8,018,844
Consumer Staples - 0.0%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9853% 4/1/2032 (e)(g)(j)		139,371	140,126
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0496% 1/24/2029 (e)(g)(j)		384,310	255,044
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7996% 1/24/2030 (e)(g)(j)		84,218	26,465
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 1/24/2029 (e)(g)(j)		1,175,629	1,186,657
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 3/31/2031 (e)(g)(j)		69,766	70,167
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 0% 3/31/2028 (e)(g)(j)(k)		46,440	46,706
			1,725,165
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (e)(g)(j)		602,354	577,507
United Natural Foods Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.3703% 5/1/2031 (e)(g)(j)		173,413	173,955
			751,462
Food Products - 0.0%
BCPE North Star US Holdco 2 Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7348% 6/9/2028 (e)(g)(j)		229,512	229,583
Household Products - 0.0%
Lavender US HoldCo 1 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 12/30/2032 (e)(g)(j)(k)		276,679	274,950
Personal Care Products - 0.0%
Opal LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3%, 6.6996% 4/23/2032 (e)(g)(j)		172,338	172,368
TOTAL CONSUMER STAPLES			3,153,528
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (e)(g)(j)(m)		343,350	223,023
Financials - 0.0%
Capital Markets - 0.0%
GC Ferry Acquisition I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 8/16/2032 (e)(g)(j)		292,885	292,607
GC Ferry Acquisition I Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 3.5% 8/16/2032 (e)(g)(j)		50,130	50,083
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (e)(g)(j)		59,400	59,343
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6658% 12/15/2031 (e)(g)(j)		260,631	259,025
Pegasus Merger Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7996% 11/17/2028 (e)(g)(j)		3,025,000	3,019,495
			3,680,553
Consumer Finance - 0.0%
Blackhawk Network Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 3/12/2029 (e)(g)(j)(k)		222,849	221,934
Financial Services - 0.0%
HDI Aerospace Intermediate Holding III Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 2/11/2032 (e)(g)(j)(k)		143,008	143,247
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 7/31/2031 (e)(g)(j)		122,817	120,606
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6416% 7/31/2031 (e)(g)(j)		94,450	92,932
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 8/2/2032 (e)(g)(j)		337,097	332,780
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (j)(l)		85,000	86,133
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (e)(g)(j)		258,050	258,158
			1,033,856
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 11/6/2030 (e)(g)(j)		4,938	4,678
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (e)(g)(j)		226,640	220,927
			225,605
TOTAL FINANCIALS			5,161,948
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 1/15/2031 (e)(g)(j)		142,800	143,264
CPI Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 5/27/2032 (e)(g)(j)(k)		83,418	83,064
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9239% 4/7/2033 (e)(g)(j)		207,447	205,267
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1203% 8/21/2030 (e)(g)(j)		242,652	227,790
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 8/23/2032 (e)(g)(j)		314,235	299,441
			958,826
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6996% 6/28/2029 (e)(g)(j)(l)		64,424	45,097
Dermatology Intermediate Holdings III Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9134% 3/30/2029 (e)(g)(j)		485,112	471,369
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 8/25/2032 (e)(g)(j)		347,669	347,380
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7007% 12/29/2030 (e)(g)(j)		510,030	428,425
Pediatric Associates Holding Co LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 12/29/2028 (e)(g)(j)(k)		102,491	102,058
Star Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6996% 9/27/2030 (e)(g)(j)		81,057	81,172
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 6 month Index + 3.75%, 7.3761% 7/18/2031 (e)(g)(j)		409,894	261,103
			1,736,604
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (e)(g)(j)		318,074	306,808
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 5/5/2028 (e)(g)(j)		222,189	222,885
			529,693
TOTAL HEALTH CARE			3,225,123
Industrials - 0.0%
Aerospace & Defense - 0.0%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 8/19/2032 (e)(g)(j)		347,771	348,609
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1203% 2/28/2031 (e)(g)(j)		251,561	252,200
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/13/2033 (e)(g)(j)		35,000	35,081
			635,890
Commercial Services & Supplies - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 12/21/2028 (e)(g)(j)		172,522	172,639
Action Environmental Group Inc/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 10/24/2030 (e)(g)(j)(k)		142,636	142,013
Amspec Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 12/22/2031 (e)(g)(j)		282,269	282,834
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6918% 4/1/2033 (e)(g)(j)		148,961	149,519
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (e)(g)(j)		350,936	257,236
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (e)(g)(j)		60,208	61,654
Kelso Industries LLC 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4022% 12/30/2029 (e)(g)(j)(l)		209,190	203,960
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (e)(g)(j)		80,000	79,025
			1,348,880
Construction & Engineering - 0.0%
ITG Communications LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 7/9/2031 (e)(g)(j)(k)		244,067	241,626
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (e)(g)(j)		176,325	176,073
Kenan Advantage Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8894% 1/25/2029 (e)(g)(j)		185,674	185,163
			361,236
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3823% 9/12/2032 (e)(g)(j)		19,950	20,030
Cleanova US Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 6/14/2032 (e)(g)(j)(k)		239,948	236,948
			256,978
Marine Transportation - 0.0%
Pelican Products Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2112% 12/29/2028 (e)(g)(j)		592,555	565,896
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (e)(g)(j)(k)		195,000	193,050
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 0% 10/20/2028 (e)(g)(j)(k)		371,706	371,398
			564,448
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 12/29/2028 (e)(g)(j)		83,822	49,176
DTI Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/26/2029 (e)(g)(j)		102,827	91,531
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 3/6/2028 (e)(g)(j)(k)		110,795	36,285
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 3/6/2028 (e)(g)(j)(k)		180,221	60,374
Secretariat Advisors LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.6996% 2/28/2032 (e)(g)(j)		127,908	125,271
Secretariat Advisors LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 4% 2/28/2032 (e)(g)(j)		15,566	15,245
			377,882
TOTAL INDUSTRIALS			4,352,836
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Lsf12 Crown US Commercial Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/2/2031 (e)(g)(j)(k)		96,352	96,906
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9158% 10/24/2031 (e)(g)(j)		360,416	359,815
			456,721
IT Services - 0.0%
Arches Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 12/6/2027 (e)(g)(j)		106,732	106,354
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (e)(g)(j)		151,998	141,216
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (e)(g)(j)		227,352	201,936
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1996% 10/2/2031 (e)(g)(j)		74,250	59,400
			508,906
Software - 0.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 12/11/2028 (e)(g)(j)		172,538	170,098
Barracuda Networks Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1634% 8/15/2029 (e)(g)(j)		110,296	74,450
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 3/21/2031 (e)(g)(j)		171,910	161,333
Cloudera Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4703% 10/8/2028 (e)(g)(j)		368,189	312,777
Coreweave Compute Acquisition Co VIII LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.0956% 3/31/2032 (e)(g)(j)		4,586,842	4,586,842
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.1992% 11/15/2031 (e)(g)(j)(n)		365,000	372,457
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9271% 10/9/2031 (e)(g)(j)		234,513	223,692
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/30/2032 (e)(g)(j)		56,668	54,514
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 3/1/2029 (e)(g)(j)		191,510	173,591
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 5/3/2028 (e)(g)(j)		487,377	471,157
Planview Parent Inc 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1996% 12/17/2027 (e)(g)(j)		625,415	547,239
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 10/26/2030 (e)(g)(j)		672,824	485,557
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (e)(g)(j)		401,322	391,525
Quartz Acquireco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 6/28/2030 (e)(g)(j)		282,324	234,752
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6634% 4/5/2030 (e)(g)(j)		558,479	436,077
			8,696,061
Technology Hardware, Storage & Peripherals - 0.0%
Xerox Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 5.579% 11/19/2029 (e)(g)(j)		651,078	437,616
TOTAL INFORMATION TECHNOLOGY			10,099,304
Materials - 0.0%
Chemicals - 0.0%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/15/2032 (e)(g)(j)		199,500	198,951
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (e)(g)(j)		227,105	216,381
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (e)(g)(j)		195,049	188,710
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (e)(g)(j)		253,270	250,738
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (e)(g)(j)		205,000	204,744
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (e)(g)(j)		218,967	183,759
			1,243,283
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.7953% 4/13/2029 (e)(g)(j)		599,608	583,868
TOTAL MATERIALS			1,827,151
Real Estate - 0.0%
Health Care REITs - 0.0%
Healthpeak OP LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0.85%, 5.579% 2/22/2027 (e)(g)(j)(l)		225,641	222,256
Healthpeak OP LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0.85%, 5.579% 8/20/2027 (e)(g)(j)(l)		225,641	222,257
TOTAL REAL ESTATE			444,513
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4188% 4/16/2031 (e)(g)(j)		19,848	19,865
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 1/27/2031 (e)(g)(j)(k)		182,588	182,650
			202,515
Independent Power and Renewable Electricity Producers - 0.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 9/30/2031 (e)(g)(j)(k)		424,587	423,721
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 3/29/2030 (e)(g)(j)		66,277	66,829
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3751% 12/15/2031 (e)(g)(j)		209,194	207,991
			698,541
TOTAL UTILITIES			901,056
TOTAL UNITED STATES			48,357,486
TOTAL BANK LOAN OBLIGATIONS (Cost $53,924,206)			52,745,529

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA 4.65% 9/13/2028	750,000	752,420
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (e)(g)	3,503,000	3,573,445
Keybank National Association 3.9% 4/13/2029	250,000	244,211
Morgan Stanley Bank NA 4.788% 5/10/2030 (e)	1,552,000	1,556,400
Morgan Stanley Bank NA 5.016% 1/12/2029 (e)	1,000,000	1,007,933
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (e)	16,235,000	16,056,432
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,533,000	2,675,938

TOTAL UNITED STATES		25,866,779
TOTAL BANK NOTES (Cost $25,613,942)		25,866,779

Collateralized Mortgage Obligations - 2.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Household Capital 2025-1 RMBS Series 2025-1 Class A, 3 month Australia Bank Bill Rate + 1.9%, 6.2314% 7/21/2087 (e)(g)(r)	AUD	258,189	184,901
IRELAND - 0.0%
Kinbane DAC Series 2025-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.05% 8/24/2075 (e)(g)(p)	EUR	2,127,295	2,488,866
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.05% 1/24/2063 (g)(p)	EUR	1,848,333	2,160,010
TOTAL IRELAND			4,648,876
ITALY - 0.0%
Miltonia Mortgage Finance Srl Series 2024-1 Class B, 3 month EURIBOR + 1.3%, 3.463% 4/28/2062 (g)(r)	EUR	100,000	116,427
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.195% 5/26/2066 (e)(g)(p)	EUR	2,574,716	3,003,145
UNITED KINGDOM - 0.0%
Atlas Funding PLC Series 2025-2 Class E, SONIA Overnight Deposit Rates SWAP + 3.07%, 6.8053% 7/20/2067 (g)(r)	GBP	100,000	135,007
Atlas Funding PLC Series 2025-2 Class X1, SONIA Overnight Deposit Rates SWAP + 2.97%, 6.7056% 7/20/2067 (e)(g)(r)	GBP	95,639	128,781
Bletchley Park Funding PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 1.88%, 5.6113% 1/27/2070 (e)(g)(r)	GBP	100,000	135,517
Bletchley Park Funding PLC Series 2025-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.38%, 7.1113% 1/27/2070 (e)(g)(r)	GBP	100,000	136,042
Braccan Mortgage Funding Series 2024-1 Class X, SONIA Overnight Deposit Rates SWAP + 4.34%, 8.0724% 2/15/2067 (e)(g)(r)	GBP	164,253	222,326
Castell PLC Series 2025-1 Class X1, SONIA Overnight Deposit Rates SWAP + 4.15%, 7.8856% 1/27/2062 (e)(g)(r)	GBP	29,936	40,441
Cheshire PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.35%, 5.0817% 6/28/2048 (g)(r)	GBP	100,000	134,526
East One PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.9%, 5.6347% 2/25/2058 (g)(r)	GBP	100,000	135,450
Edenbrook Mortgage Funding PLC Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.95%, 5.683% 3/22/2057 (g)(r)	GBP	99,231	135,061
Elstree 2026-1 Mix PLC Series 2026-MIX Class C, SONIA Overnight Deposit Rates SWAP + 1.5%, 5.2309% 9/21/2066 (e)(g)(r)	GBP	99,998	135,035
Elstree PLC Series 2025-1ST Class E, SONIA Overnight Deposit Rates SWAP + 2.88%, 6.6151% 10/21/2065 (g)(r)	GBP	100,000	134,182
Meridian Funding PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 2.05%, 5.7821% 2/20/2068 (e)(g)(r)	GBP	100,000	134,818
Meridian Funding PLC Series 2025-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.25%, 6.9821% 2/20/2068 (e)(g)(r)	GBP	100,000	133,935
Towd Point Mortgage Trust Series 2024-GR6A Class A1, SONIA Overnight Deposit Rates SWAP + 0.925%, 4.6628% 7/20/2053 (e)(g)(p)	GBP	291,719	393,092
TOTAL UNITED KINGDOM			2,134,213
UNITED STATES - 2.3%
A&D Mortgage Trust Series 2023-NQM5 Class A1, 7.049% 11/25/2068 (p)		234,815	235,988
A&D Mortgage Trust Series 2024-NQM5 Class A1, 5.699% 11/25/2069 (p)		524,560	527,233
A&D Mortgage Trust Series 2024-NQM5 Class M1, 6.516% 11/25/2069 (p)		638,000	641,417
A&D Mortgage Trust Series 2026-NQM1 Class A1, 4.912% 2/25/2071 (e)(p)		902,432	894,334
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (p)		2,976,223	2,989,865
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (p)		1,171,772	1,035,179
Alternative Loan Trust Series 2004-22CB Class 1A1, 6% 10/25/2034		4,492	4,548
Alternative Loan Trust Series 2004-J13 Class B, CME Term SOFR 1 month Index + 2.7395%, 6.3238% 2/25/2035 (g)		829,477	759,720
Alternative Loan Trust Series 2005-23CB Class A2, 5.5% 7/25/2035		3,067	2,420
Alternative Loan Trust Series 2005-29CB Class A6, 5.5% 7/25/2035		76,125	40,635
Alternative Loan Trust Series 2005-31 Class 1A1, CME Term SOFR 1 month Index + 0.6745%, 4.2588% 8/25/2035 (g)		1,016,367	969,083
Alternative Loan Trust Series 2005-42CB Class A1, CME Term SOFR 1 month Index + 0.7945%, 4.3788% 10/25/2035 (e)(g)		1,067,073	576,374
Alternative Loan Trust Series 2005-42CB Class A2, CME Term SOFR 1 month Index + 0.7645%, 4.3488% 10/25/2035 (e)(g)		807,981	435,025
Alternative Loan Trust Series 2005-54CB Class 1A11, 5.5% 11/25/2035		12,583	9,223
Alternative Loan Trust Series 2005-55CW Class 2A3, CME Term SOFR 1 month Index + 0.4645%, 4.1188% 11/25/2035 (e)(g)		133,363	98,976
Alternative Loan Trust Series 2005-59 Class 1A1, CME Term SOFR 1 month Index + 0.66%, 4.3771% 11/20/2035 (e)(g)		22,717	21,281
Alternative Loan Trust Series 2005-86CB Class A11, 5.5% 2/25/2036		8,061	4,362
Alternative Loan Trust Series 2006-28CB Class A14, 6.25% 10/25/2036		45,205	19,782
Alternative Loan Trust Series 2006-J4 Class 2A1, 6% 7/25/2036		221,565	116,899
Alternative Loan Trust Series 2006-OC1 Class 1A1, CME Term SOFR 1 month Index + 0.5745%, 4.1588% 3/25/2036 (g)		37,561	37,598
Alternative Loan Trust Series 2007-OA10 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 9/25/2047 (e)(g)		4,197,889	554,791
Alternative Loan Trust Series 2007-OH3 Class A1B, CME Term SOFR 1 month Index + 0.5545%, 4.1388% 9/25/2047 (g)		1,419,942	1,294,573
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (e)(p)		582,988	575,063
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (e)(p)		1,154,634	1,144,930
Angel Oak Mortgage Trust Series 2021-2 Class A1, 0.985% 4/25/2066 (p)		331,529	287,031
Angel Oak Mortgage Trust Series 2021-6 Class A1, 1.458% 9/25/2066 (p)		2,585,114	2,180,530
Angel Oak Mortgage Trust Series 2023-1 Class A1, 4.75% 9/26/2067 (p)		856,136	853,600
Angel Oak Mortgage Trust Series 2023-7 Class A1, 4.8% 11/25/2067 (p)		393,523	391,748
Angel Oak Mortgage Trust Series 2024-1 Class A1, 5.21% 8/25/2068 (p)		58,872	58,826
Angel Oak Mortgage Trust Series 2024-10 Class A1, 5.348% 10/25/2069 (p)		439,473	440,404
Angel Oak Mortgage Trust Series 2024-11 Class A1, 5.7% 8/25/2069 (p)		884,218	889,398
Angel Oak Mortgage Trust Series 2024-4 Class A1, 6.197% 1/25/2069 (p)		278,734	280,692
Angel Oak Mortgage Trust Series 2024-8 Class A1, 5.338% 5/27/2069 (p)		1,608,118	1,610,944
Angel Oak Mortgage Trust Series 2025-1 Class A1, 5.691% 1/25/2070 (p)		478,089	481,483
Angel Oak Mortgage Trust Series 2025-2 Class A1, 5.637% 2/25/2070 (p)		1,190,795	1,198,507
Angel Oak Mortgage Trust Series 2025-8 Class A1, 5.41% 7/25/2070 (p)(q)		551,774	553,793
Aspire Mortgage Trust Series 2026-1 Class A1, 4.855% 1/25/2066 (e)(p)		3,001,771	2,967,408
Aspire Mortgage Trust Series 2026-1 Class A2, 5.057% 1/25/2066 (p)		1,858,825	1,839,403
Asset Based Lending Series 2025-RTL1 Class A1, 6.04% 6/25/2030 (p)(q)		675,000	679,499
ATLX Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (p)		10,163,583	9,870,903
ATXL Trust Series 2024-RPL1 Class A1, 3.85% 4/25/2064 (p)		2,556,452	2,487,087
Banc of America Alternative Loan Trust Series 2004-6 Class 4A1, 5% 5/25/2048		261	227
Banc of America Alternative Loan Trust Series 2006-7 Class A4, 6.4983% 10/25/2036 (q)		64,827	16,155
Banc of America Funding Trust Series 2005-5 Class 3A5, 5.5% 8/25/2035		12,602	12,247
Banc of America Funding Trust Series 2005-7 Class 30PO, 0% 11/25/2035 (l)(u)		480	442
Banc of America Funding Trust Series 2007-1 Class 1A6, 5.75% 1/25/2037		869	742
Banc of America Funding Trust Series 2007-3 Class TA8, CME Term SOFR 1 month Index + 0.2945%, 3.8788% 4/25/2037 (e)(g)		1,114,498	893,431
Banc of America Funding Trust Series 2015-R3 Class 1A2, 4.9288% 3/27/2036 (e)(p)		271,548	230,539
Bank of America Mortgage Trust Series 2003-8 Class 1CB1, 5.5% 10/25/2033		121,796	121,394
Bank of America Mortgage Trust Series 2004-F Class 1A1, 5.7854% 7/25/2034 (e)		969	930
Barclays Mortgage Loan Trust 2026-NQM2 Series 2026-NQM2 Class A1, 4.696% 12/25/2065 (e)(p)		2,224,688	2,199,048
Barclays Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.664% 1/25/2065 (p)		2,313,300	2,322,134
Barclays Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.64% 5/25/2065 (e)(p)		528,387	530,646
Barclays Mortgage Loan Trust Series 2025-NQM3 Class B1, 7.5765% 5/25/2065 (e)(p)		111,000	111,888
Barclays Mortgage Loan Trust Series 2026-NQM5 Class A1, 5.523% 5/25/2066 (e)(p)		400,000	400,480
BCAP LLC Trust Series 2010-RR4 Class 31A6, 6.0111% 1/26/2037 (e)(p)		2,389,787	1,784,735
Bear Stearns Alt-A Trust Series 2007-1 Class 21A1, 4.5892% 1/25/2047 (e)		175,021	80,977
Bear Stearns ARM Trust Series 2003-7 Class 3A, 6.8326% 10/25/2033 (e)		227	227
Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 Class 1A1, CME Term SOFR 1 month Index + 0.4645%, 4.0488% 3/25/2036 (e)(g)		122,103	30,830
Bear Stearns Asset Backed Securities I Trust Series 2006-IM1 Class A3, CME Term SOFR 1 month Index + 0.6745%, 4.2588% 4/25/2036 (g)		573,605	561,714
Bear Stearns Trust Series 2004-8 Class M2, CME Term SOFR 1 month Index + 1.8395%, 5.4238% 9/25/2034 (g)		794,092	775,795
BINOM Securitization Trust Series 2022-INV1 Class A1, 4.441% 8/25/2057 (p)		653,148	634,956
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (e)(p)		3,119,986	2,909,465
BRAVO Residential Funding Trust Series 2021-NQM1 Class B1, 3.172% 2/25/2049 (p)		491,388	431,955
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (p)		5,475,516	5,010,700
BRAVO Residential Funding Trust Series 2023-NQM6 Class A2, 6.956% 9/25/2063 (p)		550,296	550,376
BRAVO Residential Funding Trust Series 2023-NQM6 Class B1, 7.9591% 9/25/2063 (e)(p)		231,000	231,199
BRAVO Residential Funding Trust Series 2024-NQM1 Class B1, 8.042% 12/1/2063 (p)		100,000	101,266
BRAVO Residential Funding Trust Series 2024-NQM3 Class B1, 8.1% 3/25/2064 (p)		150,000	152,414
BRAVO Residential Funding Trust Series 2025-NQM2 Class A1, 5.678% 11/25/2064 (e)(p)		3,857,407	3,882,517
BRAVO Residential Funding Trust Series 2025-NQM2 Class A1, 5.79% 6/25/2070 (e)(p)		420,768	423,709
BRAVO Residential Funding Trust Series 2025-NQM4 Class A2, 5.816% 2/25/2065 (e)(p)		5,437,236	5,462,811
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (e)(p)		1,256,312	1,262,269
BRAVO Residential Funding Trust Series 2025-NQM6 Class A1, 5.333% 6/25/2065 (p)		2,827,722	2,835,243
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (p)(q)		1,825,679	1,820,574
Brean Asset Backed Securities Trust Series 2026-RM16 Class A1, 4.25% 5/25/2066 (p)		4,000,000	3,827,200
CAFL Issuer LLC Series 2024-RTL1 Class A1, 6.749% 11/28/2031 (p)(q)		1,307,000	1,316,968
Cascade MH Asset Trust Series 2022-MH1 Class M, 4.25% 8/25/2054 (p)(q)		390,478	313,397
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (e)(p)		1,173,453	1,173,453
CFMT LLC Series 2024-HB14 Class M3, 3% 6/25/2034 (e)(p)		104,000	100,833
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (e)(p)		593,369	591,431
CFMT LLC Series 2024-HB15 Class M2, 4% 8/25/2034 (p)		121,000	118,601
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (p)		247,148	242,877
CFMT LLC Series 2024-R1 Class A2, 4% 10/25/2054 (p)		150,000	143,986
Chase Home Lending Mortgage Trust Series 2024-7 Class A11, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9121% 6/25/2055 (e)(g)(p)		2,732,149	2,734,250
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A, 3.25% 8/25/2064 (e)(p)		3,326,509	2,930,200
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A, 3.25% 9/25/2064 (p)		1,804,783	1,590,956
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (p)		9,858,113	8,756,715
Chase Home Lending Mortgage Trust Series 2026-5 Class A4A, 5% 3/25/2057 (p)		5,250,000	5,197,321
Chase Mortgage Finance Trust Series Series 2007-A1 Class 3A1, 5.4794% 2/25/2037 (e)		271,630	261,170
Chase Mortgage Finance Trust Series Series 2007-A2 Class 2A1, 6.1494% 6/25/2035 (e)		5,052	4,961
Chase Mortgage Finance Trust Series Series 2007-S5 Class 1A10, 6% 7/25/2037		2,468,364	988,172
CHL Mortgage Pass-Through Trust Series 2006-17 Class A6, 6% 12/25/2036		14,022	5,758
CHL Mortgage Pass-Through Trust Series 2007-16 Class A1, 6.5% 10/25/2037		214,906	80,769
CHL Mortgage Pass-Through Trust Series 2007-3 Class A17, 6% 4/25/2037		960,132	408,968
CHL Mortgage Pass-Through Trust Series 2007-4 Class 1A47, 6% 5/25/2037		726,399	295,796
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A12, 5.875% 1/25/2038		844,310	335,625
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A24, 6% 1/25/2038		261,187	106,034
CHL Mortgage Pass-Through Trust Series 2007-9 Class A1, 5.75% 7/25/2037		51,808	22,132
CHL Mortgage Pass-Through Trust Series 2007-9 Class A11, 5.75% 7/25/2037		28,339	12,105
CHL Mortgage Pass-Through Trust Series 2007-J1 Class 2A1, 6% 2/25/2037		279,080	93,730
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/2051 (p)		4,001,439	3,556,022
CIM Trust Series 2021-R1 Class A2, 2.4% 8/25/2056 (p)		3,025,432	2,817,702
CIM Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (p)		785,255	734,455
CIM Trust Series 2021-R4 Class A1A, 2% 5/1/2061 (p)		4,299,166	3,966,644
CIM Trust Series 2021-R5 Class A1A, 2% 8/25/2061 (e)(p)		4,643,739	4,091,692
CIM Trust Series 2024-R1 Class A1, 4.75% 6/25/2064 (p)		6,192,757	6,105,562
CIM Trust Series 2025-I1 Class A1, 5.655% 10/25/2069 (p)		3,579,673	3,605,850
CIM Trust Series 2025-I1 Class M1, 6.441% 10/25/2069 (e)(p)		690,000	697,941
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (p)		4,677,178	4,625,662
CIM Trust Series 2026-R1 Class A1, 4.75% 12/25/2065 (p)		4,350,000	4,347,825
Citigroup Mortgage Loan Trust Series 2004-HYB4 Class AA, CME Term SOFR 1 month Index + 0.4445%, 4.0288% 12/25/2034 (e)(g)		406	386
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 6.4093% 8/25/2034 (e)		653	620
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/2035		723,004	690,231
Citigroup Mortgage Loan Trust Series 2007-6 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 5/25/2037 (e)(g)		63,924	62,466
Citigroup Mortgage Loan Trust Series 2009-12 Class 5A2, 4.1341% 7/25/2037 (e)(p)		353,306	148,522
Citigroup Mortgage Loan Trust Series 2024-1 Class A11, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 7/25/2054 (e)(g)(p)		3,217,756	3,223,437
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A1, 4.1% 2/25/2063 (p)		6,436,787	6,075,855
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A2, 4.2307% 2/25/2063 (e)(p)		593,449	510,399
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B1, 4.2307% 2/25/2063 (e)(p)		179,547	153,066
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B2, 0% 2/25/2063 (e)(p)		64,822	52,317
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B3, 0% 2/25/2063 (e)(p)(u)		164,547	27,188
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B4, 0% 2/25/2063 (e)(l)(p)(u)		298,036	32,044
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M1, 4.2307% 2/25/2063 (e)(p)		398,943	335,219
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M2, 4.2307% 2/25/2063 (e)(p)		304,204	253,033
Citigroup Mortgage Loan Trust Series 2024-RP2 Class SA, 0% 2/25/2063 (e)(l)(p)		8,157	7,920
Citigroup Mortgage Loan Trust Series 2024-RP2 Class X, 0% 2/25/2063 (e)(l)(p)(t)		8,440,928	5,065
Citigroup Mortgage Loan Trust Series 2025-RP1 Class A1, 4.014% 1/25/2064 (e)(p)		8,289,942	7,675,497
Citigroup Mortgage Loan Trust Series 2025-RP1 Class A2, 4.014% 1/25/2064 (e)(p)		404,415	304,023
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B1, 0% 1/25/2064 (e)(p)		161,766	100,213
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B2, 0% 1/25/2064 (e)(p)		102,463	55,750
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B3, 0% 1/25/2064 (e)(p)		129,413	58,595
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B4, 0% 1/25/2064 (e)(l)(p)		120,322	42,354
Citigroup Mortgage Loan Trust Series 2025-RP1 Class M1, 4.014% 1/25/2064 (e)(p)		345,112	248,372
Citigroup Mortgage Loan Trust Series 2025-RP1 Class M2, 2.9391% 1/25/2064 (e)(p)		215,665	148,551
Citigroup Mortgage Loan Trust Series 2025-RP1 Class SA, 0% 1/25/2064 (e)(p)		11,076	9,871
Citigroup Mortgage Loan Trust Series 2025-RP1 Class X, 0% 1/25/2064 (e)(l)(p)		9,769,290	976
CitiMortgage Alternative Loan Trust Series 2007-A6 Class 1A21, 5.5% 6/25/2037		122,587	101,698
COLT Mortgage Loan Trust Series 2021-5 Class A1, 1.726% 11/26/2066 (p)		300,491	272,308
COLT Mortgage Loan Trust Series 2022-1 Class B2, 4.1669% 12/27/2066 (e)(p)		152,000	131,372
COLT Mortgage Loan Trust Series 2023-2 Class B1, 7.9378% 7/25/2068 (e)(p)		1,738,000	1,734,919
COLT Mortgage Loan Trust Series 2023-3 Class B1, 7.7782% 9/25/2068 (e)(p)		1,283,000	1,285,057
COLT Mortgage Loan Trust Series 2024-3 Class A1, 6.393% 6/25/2069 (p)		1,254,535	1,266,516
COLT Mortgage Loan Trust Series 2024-6 Class A1, 5.39% 11/25/2069 (p)		630,024	632,038
COLT Mortgage Loan Trust Series 2024-INV2 Class A1, 6.421% 5/25/2069 (p)(q)		660,832	666,890
COLT Mortgage Loan Trust Series 2025-11 Class A1, 5.053% 11/25/2070 (e)(p)		480,696	479,385
COLT Mortgage Loan Trust Series 2025-12 Class B1, 6.861% 1/26/2071 (p)		100,000	100,126
COLT Mortgage Loan Trust Series 2025-7 Class A1, 5.47% 6/25/2070 (p)(q)		565,295	567,860
COLT Mortgage Loan Trust Series 2025-8 Class A1, 5.48% 8/25/2070 (p)		317,935	319,424
Connecticut Avenue Securities Trust Series 2019-R07 Class 1B1, U.S. 30-Day Avg. SOFR Index + 3.5145%, 7.1266% 10/25/2039 (e)(g)(p)		2,613,281	2,635,101
Connecticut Avenue Securities Trust Series 2022-R03 Class 1B1, U.S. 30-Day Avg. SOFR Index + 6.25%, 9.8621% 3/25/2042 (e)(g)(p)		130,000	135,277
Connecticut Avenue Securities Trust Series 2022-R08 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.6%, 9.2121% 7/25/2042 (e)(g)(p)		1,500,000	1,574,026
Connecticut Avenue Securities Trust Series 2023-R06 Class 1M2, U.S. 30-Day Avg. SOFR Index + 2.7%, 6.3121% 7/25/2043 (e)(g)(p)		2,500,000	2,565,567
Connecticut Avenue Securities Trust Series 2024-R05 Class 2M2, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.3121% 7/25/2044 (e)(g)(p)		193,207	193,716
Countrywide Home Loans Inc Series 2003-J3 Class 2A1, 6.25% 12/25/2033		273	272
Countrywide Home Loans Inc Series 2004-3 Class A25, 5.75% 4/25/2034		1,430	1,377
Countrywide Home Loans Inc Series 2004-5 Class 2A9, 5.25% 5/25/2034		1,575	1,524
Countrywide Home Loans Inc Series 2005-22 Class 2A1, 4.7822% 11/25/2035 (e)		3,367	2,830
Countrywide Home Loans Inc Series 2005-R1 Class 1AF2, CME Term SOFR 1 month Index + 0.4745%, 4.0588% 3/25/2035 (e)(g)(p)		739,795	722,911
Countrywide Home Loans Inc Series 2005-R2 Class 1AF1, CME Term SOFR 1 month Index + 0.34%, 4.0388% 6/25/2035 (e)(g)(p)		24,731	23,988
Countrywide Home Loans Inc Series 2006-OA2 Class A5, CME Term SOFR 1 month Index + 0.5745%, 4.1771% 5/20/2046 (e)(g)		510,354	453,264
Countrywide Home Loans Inc Series 2007-11 Class A1, 6% 8/25/2037		1,419,940	552,792
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.7134% 10/25/2061 (e)(p)		6,500,407	5,359,007
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (e)(p)		1,065,791	1,057,528
Cross Mortgage Trust Series 2024-H2 Class A1, 6.093% 4/25/2069 (p)		502,652	505,621
Cross Mortgage Trust Series 2024-H3 Class A1, 6.272% 6/25/2069 (p)		645,140	650,303
Cross Mortgage Trust Series 2024-H4 Class A1, 6.147% 7/25/2069 (e)(p)		1,397,423	1,408,495
Cross Mortgage Trust Series 2024-H7 Class A1, 5.585% 11/25/2069 (e)(p)		1,129,765	1,134,836
Cross Mortgage Trust Series 2025-H1 Class A1, 5.735% 2/25/2070 (e)(p)		1,137,138	1,145,655
Cross Mortgage Trust Series 2025-H1 Class M1, 6.48% 2/25/2070 (p)		162,000	163,061
Cross Mortgage Trust Series 2025-H10 Class A1, 4.968% 1/25/2071 (e)(p)		4,229,854	4,210,989
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (e)(p)		2,386,867	2,401,357
Cross Mortgage Trust Series 2025-H8 Class A1A, 5.003% 11/25/2070 (p)		354,369	353,256
CSMC Mortgage-Backed Trust Series 2006-4 Class 4A1, 7% 5/25/2036		345,738	82,569
CSMC Mortgage-Backed Trust Series 2006-6 Class 1A8, 6% 7/25/2036		1,911,990	808,040
CSMC Trust Series 2005-10 Class 10A4, 6% 11/25/2035		5,851	1,288
CSMC Trust Series 2005-10 Class 6A13, 5.5% 11/25/2035		5,007	1,670
CSMC Trust Series 2005-12 Class 2A1, 6.5% 1/25/2036		1,738,099	836,006
CSMC Trust Series 2014-10R Class 5A2, 3.1741% 5/27/2036 (e)(l)(p)		195,997	61,267
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.4781% 5/27/2037 (e)(g)(p)		14,439	14,415
CSMC Trust Series 2015-6R Class 5A2, CME Term SOFR 1 month Index + 0.2945%, 3.4752% 3/27/2036 (e)(g)(p)		53,737	45,574
CSMC Trust Series 2021-NQM8 Class A1, 2.841% 10/25/2066 (e)(p)		7,027,656	6,429,314
CSMC Trust Series 2021-RP11 Class CERT, 3.7778% 10/27/2061 (p)		274,963	212,711
CSMC Trust Series 2021-RPL2 Class A1, 2% 1/25/2060 (p)		5,259,376	4,613,872
CSMC Trust Series 2021-RPL4 Class A1, 4.1548% 12/27/2060 (e)(p)		3,246,023	3,243,008
CSMC Trust Series 2022-NQM3 Class A1B, 5.265% 3/25/2067 (e)(p)		146,000	145,546
CSMC Trust Series 2022-NQM6 Class PT, 9.21% 12/25/2067 (e)(p)		445,671	447,325
CSMC Trust Series 2022-RPL1 Class A1, 4.15% 4/25/2061 (e)(p)		5,432,499	5,116,265
CSMC Trust Series 2022-RPL1 Class PT, 4.5488% 4/25/2061 (e)(p)		7,008,158	6,231,077
CSMCM Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/2061 (p)		294,576	243,492
CWALT, Inc. Alternative Loan Trust Series 2006-OA17 Class 1A1D, CME Term SOFR 1 month Index + 0.4045%, 4.0071% 12/20/2046 (g)		801,974	724,825
CWALT, Inc. Alternative Loan Trust Series 2006-OC10 Class 2A3, CME Term SOFR 1 month Index + 0.46%, 4.1588% 11/25/2036 (e)(g)		2,196,180	1,958,754
CWALT, Inc. Alternative Loan Trust Series 2006-OC7 Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 7/25/2046 (g)		544,989	504,118
Deephaven Residential Mortgage Trust Series 2022-2 Class M1, 4.3055% 3/25/2067 (e)(p)		100,000	88,868
Deephaven Residential Mortgage Trust Series 2022-3 Class M1, 5.2759% 7/25/2067 (e)(p)		200,000	199,291
Deephaven Residential Mortgage Trust Series 2024-1 Class A1, 5.735% 7/25/2069 (p)		488,543	491,891
Deephaven Residential Mortgage Trust Series 2025-INV1 Class A1, 5.087% 11/25/2060 (e)(p)		434,490	433,547
Deephaven Residential Mortgage Trust Series 2025-INV1 Class B1, 6.68% 11/25/2060 (p)		100,000	98,152
Deephaven Residential Mortgage Trust Series 2026-INV1 Class A1, 4.797% 12/25/2070 (e)(p)		1,088,853	1,077,796
Deephaven Residential Mortgage Trust Series 2026-INV1 Class B1, 6.57% 12/25/2070 (p)		100,000	98,425
Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1 Class CWA1, 6% 6/25/2035 (e)(p)		60,153	28,579
Easy Street Mortgage Loan Trust Series 2025-RTL2 Class A1, 5.606% 10/25/2040 (e)(p)		173,000	172,697
EFMT 2026-INV2 Series 2026-INV2 Class A1, 4.682% 2/25/2071 (e)(p)		1,807,945	1,785,356
EFMT Series 2024-NQM1 Class A1A, 5.708% 11/25/2069 (p)		916,705	921,772
EFMT Series 2025-INV1 Class A1, 5.626% 3/25/2070 (e)(p)		338,149	339,861
EFMT Series 2025-INV2 Class A1, 5.387% 5/26/2070 (p)		1,051,164	1,053,417
EFMT Series 2025-INV3 Class A1, 5.444% 7/25/2070 (p)		4,079,460	4,096,872
EFMT Series 2025-NQM2 Class A1, 5.596% 6/25/2070 (p)		4,649,278	4,672,369
EFMT Series 2025-NQM5 Class A1, 5.033% 11/25/2070 (e)(p)		333,852	332,813
EFMT Series 2025-NQM6 Class A1A, 5.001% 12/25/2070 (p)		365,048	363,879
EFMT Series 2026-NQM1 Class A1, 4.771% 2/25/2071 (e)(p)		1,846,855	1,827,097
EFMT Series 2026-NQM1 Class A1LC, 4.959% 2/25/2071 (p)		266,101	262,063
EFMT Series 2026-NQM1 Class B1, 6.535% 2/25/2071 (p)		100,000	97,789
Ellington Financial Mortgage Trust Series 2022-4 Class B2, 5.8443% 9/25/2067 (e)(p)		111,000	110,556
Fannie Mae Guaranteed REMIC Series 1999-47 Class JZ, 8% 9/18/2029		357	363
Fannie Mae Guaranteed REMIC Series 2000-8 Class Z, 7.5% 2/20/2030		558	577
Fannie Mae Guaranteed REMIC Series 2001-14 Class Z, 6% 5/25/2031		325	330
Fannie Mae Guaranteed REMIC Series 2001-16 Class Z, 6% 5/25/2031		372	378
Fannie Mae Guaranteed REMIC Series 2001-36 Class ST, 8.3855% - U.S. 30-Day Avg. SOFR Index 4.7734% 11/25/2030 (e)(t)		875	62
Fannie Mae Guaranteed REMIC Series 2001-72 Class SB, 7.3855% - U.S. 30-Day Avg. SOFR Index 3.7734% 12/25/2031 (e)(t)		2,221	141
Fannie Mae Guaranteed REMIC Series 2001-81 Class HE, 6.5% 1/25/2032		4,099	4,231
Fannie Mae Guaranteed REMIC Series 2001-T12 Class IO, 0.4973% 8/25/2041 (e)(t)		133,994	590
Fannie Mae Guaranteed REMIC Series 2001-W3 Class A, 7% 9/25/2041 (e)		2,141	2,114
Fannie Mae Guaranteed REMIC Series 2002-19 Class SC, U.S. 30-Day Avg. SOFR Index x 13.9747%, 7.6056% 3/17/2032 (e)(g)		4	3
Fannie Mae Guaranteed REMIC Series 2002-56 Class PE, 6% 9/25/2032		5,563	5,724
Fannie Mae Guaranteed REMIC Series 2002-86 Class PG, 6% 12/25/2032		3,966	4,075
Fannie Mae Guaranteed REMIC Series 2002-T16 Class A2, 7% 7/25/2042		7,703	7,937
Fannie Mae Guaranteed REMIC Series 2002-T4 Class A2, 7% 12/25/2041		4,054	4,115
Fannie Mae Guaranteed REMIC Series 2002-T4 Class A4, 9.5% 12/25/2041		7,038	7,589
Fannie Mae Guaranteed REMIC Series 2002-T4 Class IO, 0.3977% 12/25/2041 (e)(t)		344,615	1,598
Fannie Mae Guaranteed REMIC Series 2002-W10 Class IO, 0.9038% 8/25/2042 (e)(t)		28,111	370
Fannie Mae Guaranteed REMIC Series 2002-W7 Class IO1, 0.8533% 6/25/2029 (e)(t)		50,488	827
Fannie Mae Guaranteed REMIC Series 2003-130 Class HZ, 6% 1/25/2034		97,612	100,449
Fannie Mae Guaranteed REMIC Series 2003-47 Class PE, 5.75% 6/25/2033		3,373	3,459
Fannie Mae Guaranteed REMIC Series 2003-64 Class SX, U.S. 30-Day Avg. SOFR Index x 13.4638%, 4.3409% 7/25/2033 (e)(g)		210	201
Fannie Mae Guaranteed REMIC Series 2003-W3 Class 2A5, 5.356% 6/25/2042		146	147
Fannie Mae Guaranteed REMIC Series 2003-W6 Class 1A41, 5.398% 10/25/2042		1,603	1,592
Fannie Mae Guaranteed REMIC Series 2004-72 Class F, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.2266% 9/25/2034 (e)(g)		388	389
Fannie Mae Guaranteed REMIC Series 2004-T1 Class 1A1, 6% 1/25/2044		2,664	2,688
Fannie Mae Guaranteed REMIC Series 2004-T2 Class 1A3, 7% 11/25/2043		2,000	2,029
Fannie Mae Guaranteed REMIC Series 2004-T2 Class 1A4, 7.5% 11/25/2043		2,102	2,117
Fannie Mae Guaranteed REMIC Series 2004-T3 Class 1IO4, 0.6158% 2/25/2044 (e)(t)		50,803	194
Fannie Mae Guaranteed REMIC Series 2004-W11 Class 1IO1, 0.3444% 5/25/2044 (e)(t)		172,630	1,342
Fannie Mae Guaranteed REMIC Series 2004-W2 Class 1A, 6% 2/25/2044		1,532	1,545
Fannie Mae Guaranteed REMIC Series 2004-W2 Class 2A2, 7% 2/25/2044		351	363
Fannie Mae Guaranteed REMIC Series 2004-W8 Class 3A, 7.5% 6/25/2044		684	701
Fannie Mae Guaranteed REMIC Series 2004-W9 Class 1A3, 6.05% 2/25/2044		3,467	3,525
Fannie Mae Guaranteed REMIC Series 2005-19 Class PB, 5.5% 3/25/2035		18,019	18,379
Fannie Mae Guaranteed REMIC Series 2005-51 Class MO, 0% 6/25/2035 (u)		469	350
Fannie Mae Guaranteed REMIC Series 2005-53 Class CS, 6.5855% - U.S. 30-Day Avg. SOFR Index 2.9734% 6/25/2035 (e)(t)		2,394	128
Fannie Mae Guaranteed REMIC Series 2005-72 Class WS, 6.6355% - U.S. 30-Day Avg. SOFR Index 3.0234% 8/25/2035 (e)(t)		863	48
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035		107,240	107,279
Fannie Mae Guaranteed REMIC Series 2005-84 Class XM, 5.75% 10/25/2035		526	539
Fannie Mae Guaranteed REMIC Series 2005-W4 Class 1A1, 6% 8/25/2045		1,412	1,432
Fannie Mae Guaranteed REMIC Series 2006-20 Class IB, 6.4755% - U.S. 30-Day Avg. SOFR Index 2.8634% 4/25/2036 (e)(t)		2,341	182
Fannie Mae Guaranteed REMIC Series 2006-27 Class OB, 0% 4/25/2036 (u)		10,296	8,602
Fannie Mae Guaranteed REMIC Series 2006-77 Class PC, 6.5% 8/25/2036		973	1,006
Fannie Mae Guaranteed REMIC Series 2006-9 Class KZ, 6% 3/25/2036		2,387	2,459
Fannie Mae Guaranteed REMIC Series 2007-54 Class IB, 6.2955% - U.S. 30-Day Avg. SOFR Index 2.6834% 6/25/2037 (e)(t)		40,321	3,095
Fannie Mae Guaranteed REMIC Series 2007-71 Class GZ, 6% 7/25/2047		1,544	1,597
Fannie Mae Guaranteed REMIC Series 2008-62 Class SM, 6.0855% - U.S. 30-Day Avg. SOFR Index 2.4734% 7/25/2038 (e)(t)		8,104	652
Fannie Mae Guaranteed REMIC Series 2008-91 Class SI, 5.8855% - U.S. 30-Day Avg. SOFR Index 2.2734% 3/25/2038 (e)(t)		3,543	97
Fannie Mae Guaranteed REMIC Series 2009-112 Class ST, 6.1355% - U.S. 30-Day Avg. SOFR Index 2.5234% 1/25/2040 (e)(t)		4,422	350
Fannie Mae Guaranteed REMIC Series 2009-112 Class SW, 6.1355% - U.S. 30-Day Avg. SOFR Index 2.5234% 1/25/2040 (e)(t)		2,907	230
Fannie Mae Guaranteed REMIC Series 2009-52 Class PI, 5% 7/25/2039 (t)		2,423	314
Fannie Mae Guaranteed REMIC Series 2010-10 Class NT, 5% 2/25/2040		10,802	10,898
Fannie Mae Guaranteed REMIC Series 2010-129 Class PZ, 4.5% 11/25/2040		37,558	34,283
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040		393,950	379,557
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041		448,456	432,645
Fannie Mae Guaranteed REMIC Series 2010-70 Class SA, U.S. 30-Day Avg. SOFR Index x 91.2217%, 6% 4/25/2038 (e)(g)(t)		8,713	1,550
Fannie Mae Guaranteed REMIC Series 2011-126 Class KB, 4% 12/25/2041		127,374	124,172
Fannie Mae Guaranteed REMIC Series 2011-19 Class ZY, 6.5% 7/25/2036		2,100	2,192
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041		209,216	207,581
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (t)		32,573	377
Fannie Mae Guaranteed REMIC Series 2012-148 Class IE, 3% 1/25/2033 (t)		42,271	2,686
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043		239,211	221,615
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042		349,798	328,862
Fannie Mae Guaranteed REMIC Series 2012-46 Class KI, 3.5% 5/25/2027 (t)		1,149	8
Fannie Mae Guaranteed REMIC Series 2013-13 Class IK, 2.5% 3/25/2028 (t)		13,997	175
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.3234% 1/25/2044 (e)(t)		59,228	5,561
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033		3,098,782	2,904,153
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (t)		265,939	35,514
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045		239,839	229,721
Fannie Mae Guaranteed REMIC Series 2016-33 Class JA, 3% 7/25/2045		154,819	145,768
Fannie Mae Guaranteed REMIC Series 2016-38, 3% 1/25/2046		127,786	119,100
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (t)		170,346	21,549
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047		9,587,082	8,785,746
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046		1,850,467	1,681,752
Fannie Mae Guaranteed REMIC Series 2019-20 Class H, 3.5% 5/25/2049		153,361	139,963
Fannie Mae Guaranteed REMIC Series 2019-51 Class AF, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.183% 9/25/2049 (e)(g)		539,568	538,082
Fannie Mae Guaranteed REMIC Series 2020-46 Class KB, 1.25% 6/25/2050		5,622,066	4,314,032
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051		317,663	282,441
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048		189,098	160,567
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048		200,957	170,636
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050		232,207	192,948
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048		166,455	148,276
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049		2,642,789	2,354,398
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048		1,764,608	1,578,725
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050		260,880	231,581
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048		855,853	798,079
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049		747,732	690,362
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046		538,626	511,053
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046		1,502,681	1,419,835
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048		2,476,981	2,233,738
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047		6,781,584	6,044,933
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049		189,280	168,833
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048		706,205	692,373
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047		2,585,522	2,333,846
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 8/25/2052 (e)(g)		2,492,361	2,473,637
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (e)(g)		2,769,011	2,741,351
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 9/25/2052 (e)(g)		5,274,307	5,234,684
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (e)(g)		1,733,172	1,722,258
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (e)(g)		6,134,183	6,087,586
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048		1,208,696	1,127,953
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047		2,504,114	2,287,725
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049		860,272	802,139
Fannie Mae Guaranteed REMIC Series 2023-35 Class FC, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 8/25/2053 (e)(g)		667,265	670,949
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (e)(g)		3,028,065	3,072,005
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (e)(g)		340,938	345,901
Fannie Mae Guaranteed REMIC Series 2023-68 Class FB, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 1/25/2054 (e)(g)		664,049	668,688
Fannie Mae Guaranteed REMIC Series 2024-38 Class AF, U.S. 30-Day Avg. SOFR Index + 0.78%, 4.4486% 12/25/2047 (e)(g)		1,539,405	1,548,783
Fannie Mae Guaranteed REMIC Series 2024-38 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4686% 1/25/2051 (e)(g)		637,959	642,687
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1421% 7/25/2054 (e)(g)		1,313,309	1,328,651
Fannie Mae Guaranteed REMIC Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 4.5821% 8/25/2054 (e)(g)		1,794,951	1,804,556
Fannie Mae Guaranteed REMIC Series 2024-63 Class FH, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 9/25/2054 (e)(g)		461,459	464,020
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2053 (e)(g)		3,586,753	3,615,341
Fannie Mae Guaranteed REMIC Series 2024-76 Class QF, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (e)(g)		32,928,903	33,025,585
Fannie Mae Guaranteed REMIC Series 2024-88 Class FC, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 12/25/2054 (e)(g)		380,038	383,599
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (e)(g)		5,226,521	5,261,331
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 12/25/2054 (e)(g)		1,186,184	1,195,627
Fannie Mae Guaranteed REMIC Series 2024-95 Class FC, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 12/25/2054 (e)(g)		135,800	137,301
Fannie Mae Guaranteed REMIC Series 2024-96 Class FA, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 12/25/2054 (e)(g)		600,974	606,266
Fannie Mae Guaranteed REMIC Series 2025-4 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2053 (e)(g)		5,606,825	5,642,505
Fannie Mae Guaranteed REMIC Series 2025-42 Class FA, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 6/25/2055 (e)(g)		315,256	319,604
Fannie Mae Guaranteed REMIC Series 2025-42 Class FE, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1621% 6/25/2055 (e)(g)		592,152	601,137
Fannie Mae Guaranteed REMIC Series 2025-63 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 8/25/2055 (e)(g)		329,009	332,865
Fannie Mae Guaranteed REMIC Series 2025-66 Class FK, U.S. 30-Day Avg. SOFR Index + 1.18%, 4.7921% 8/25/2055 (e)(g)		5,738,596	5,793,716
Fannie Mae Mortgage pass-thru certificates Series 1997-11 Class E, 7% 3/18/2027		8	7
Fannie Mae Mortgage pass-thru certificates Series 1997-42 Class EG, 8% 7/18/2027		52	52
Fannie Mae Mortgage pass-thru certificates Series 2002-T19 Class A1, 6.5% 7/25/2042		6,099	6,210
Fannie Mae Mortgage pass-thru certificates Series 2003-22 Class Z, 6% 4/25/2033		2,967	3,035
Fannie Mae Mortgage pass-thru certificates Series 2003-25 Class KP, 5% 4/25/2033		10,269	10,351
Fannie Mae Mortgage pass-thru certificates Series 2003-W4 Class 2A, 4.9672% 10/25/2042 (e)		1,127	1,127
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (t)		135,612	3,620
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045		949,088	897,373
Fannie Mae Mortgage pass-thru certificates Series 2022-R04 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.25%, 8.8621% 3/25/2042 (e)(g)(p)		240,000	247,747
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (e)(g)		2,051,362	2,064,053
Fannie Mae Mortgage pass-thru certificates Series 2025-1 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (e)(g)		5,641,667	5,687,806
Fannie Mae Mortgage pass-thru certificates Series 2025-1 Class FX, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 2/25/2055 (e)(g)		452,593	456,206
Fannie Mae Mortgage pass-thru certificates Series 2025-13 Class FB, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9121% 3/25/2055 (e)(g)		477,536	481,822
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class FH, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 8/25/2054 (e)(g)		227,344	229,861
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class FM, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5121% 9/25/2054 (e)(g)		6,808,650	6,843,188
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class MA, 0.5% 9/25/2054		4,733,633	3,974,027
Fannie Mae Mortgage pass-thru certificates Series 2025-2 Class FG, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 2/25/2055 (e)(g)		871,226	882,180
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2121% 8/25/2054 (e)(g)		1,867,924	1,898,159
Fannie Mae Mortgage pass-thru certificates Series 2025-35 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2121% 5/25/2055 (e)(g)		524,177	530,957
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (e)(g)		1,133,388	1,140,326
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (e)(g)		1,399,959	1,412,132
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (e)(g)		1,688,739	1,702,795
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (e)(g)		2,586,475	2,605,885
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (e)(g)		1,257,523	1,266,468
Fannie Mae Mortgage pass-thru certificates Series 2025-9 Class FG, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 3/25/2055 (e)(g)		259,487	261,537
Fannie Mae Series 2007-10 Class Z, 6% 2/25/2037		436	449
Fannie Mae Series 2007-109 Class YI, 6.3355% - U.S. 30-Day Avg. SOFR Index 2.7234% 12/25/2037 (e)(t)		20,078	1,588
Fannie Mae Series 2010-35 Class SB, 6.3055% - U.S. 30-Day Avg. SOFR Index 2.6934% 4/25/2040 (e)(t)		4,072	335
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040		943,033	940,015
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048		2,343,684	2,305,444
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048		440,151	410,619
Fannie Mae Stripped Mortgage-Backed Securities Series 2001-313 Class 1, 0% 6/25/2031 (u)		4,257	3,830
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-380 Class S36, 7.7855% - U.S. 30-Day Avg. SOFR Index 4.1734% 7/25/2037 (e)(t)		1,525	202
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 68, 6.5% 9/25/2037 (t)		924	190
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 69, 6.5% 10/25/2037 (e)(t)		1,272	250
First Frankin Mortgage Loan Trust Series 2004-8F Class 2A3, 6% 9/25/2034		374	376
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A1, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 6/25/2035 (e)(g)		190	185
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A3, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 6/25/2035 (e)(g)		110	107
First Frankin Mortgage Loan Trust Series 2005-RP3 Class 2A1, 4.3739% 9/25/2035 (e)(p)		326,178	284,958
First Frankin Mortgage Loan Trust Series 2006-2F Class 3A6, 6% 2/25/2036		1,511,928	613,477
First Horizon Asset Securities Inc Series 2004-AA3 Class A1, 4.7853% 9/25/2034 (e)		661	652
First Horizon Asset Securities Inc Series 2004-AR6 Class 2A1, 4.3308% 12/25/2034 (e)		1,024	1,011
First Horizon Asset Securities Inc Series 2005-AA12 Class 2A1, 4.7182% 2/25/2036 (e)		832	491
Freddie Mac Gold Pool Series 1997-186 Class PO, 0% 8/1/2027 (u)		193	188
Freddie Mac Gold Pool Series 2012-262 Class 35, 3.5% 7/15/2042		37,672	35,407
Freddie Mac Gold Pool Series 2012-279 Class 35, 3.5% 9/15/2042		9,914	9,337
Freddie Mac Gold Pool Series 2014-323 Class 300, 3% 1/15/2044		37,671	34,203
Freddie Mac Gold Pool Series 2014-334 Class 300, 3% 8/15/2044		36,360	33,124
Freddie Mac Manufactured Housing participation certificates Series 1998-2036 Class PG, 6.5% 1/15/2028		220	222
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040		316,591	311,601
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048		671,093	598,708
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047		148,464	132,133
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048		684,906	611,697
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2148 Class ZA, 6% 4/15/2029		63	64
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2201 Class C, 8% 11/15/2029		85	87
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2293 Class ZA, 6% 3/15/2031		316	321
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2310 Class Z, 6% 4/15/2031		60	61
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2325 Class JO, 0% 6/15/2031 (u)		461	413
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2330 Class PE, 6.5% 6/15/2031		808	834
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2410 Class QB, 6.25% 2/15/2032		2,049	2,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2427 Class GE, 6% 3/15/2032		5,139	5,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2430 Class WF, 6.5% 3/15/2032		3,430	3,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2466 Class DH, 6.5% 6/15/2032		365	378
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3427% 6/15/2029 (e)(t)		1,423	65
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2534 Class SI, U.S. 30-Day Avg. SOFR Index x 20.7624%, 11.2909% 2/15/2032 (e)(g)		227	251
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2543 Class YX, 6% 12/15/2032		2,243	2,311
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2557 Class HL, 5.3% 1/15/2033		1,165	1,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2586 Class IO, 6.5% 3/15/2033 (t)		2,008	276
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2594 Class IV, 7% 3/15/2032 (t)		540	69
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2610 Class UI, 6.5% 5/15/2033 (t)		1,800	238
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2643 Class SA, U.S. 30-Day Avg. SOFR Index x 44.7559%, 21.0774% 3/15/2032 (e)(g)		64	74
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2656 Class AC, 6% 8/15/2033		855	875
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2699 Class W, 5.5% 11/15/2033		2,071	2,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2733 Class SB, 7.907% - U.S. 30-Day Avg. SOFR Index 4.6284% 10/15/2033 (e)		2,323	2,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2764 Class S, U.S. 30-Day Avg. SOFR Index x 13.4638%, 4.3567% 7/15/2033 (e)(g)		278	261
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2845 Class QH, 5% 8/15/2034		1,576	1,594
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2912 Class EH, 5.5% 1/15/2035		8,677	8,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035		218,048	218,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2980 Class QB, 6.5% 5/15/2035		266	277
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2995 Class FT, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0073% 5/15/2029 (e)(g)		407	406
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035		126,605	126,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3184 Class YO, 0% 3/15/2036 (u)		4,989	4,207
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3187 Class Z, 5% 7/15/2036		10,069	10,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3201 Class IN, 6.1355% - U.S. 30-Day Avg. SOFR Index 2.4927% 8/15/2036 (e)(t)		2,016	125
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3202 Class HI, 6.5355% - U.S. 30-Day Avg. SOFR Index 2.8927% 8/15/2036 (e)(t)		7,328	496
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036		156,851	159,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3274 Class B, 6% 2/15/2037		1,280	1,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3305 Class IW, 6.3355% - U.S. 30-Day Avg. SOFR Index 2.6927% 4/15/2037 (e)(t)		2,738	211
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-76 Class 2A, 2.1163% 10/25/2037 (e)		4,849	4,434
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3409 Class DB, 6% 1/15/2038		3,947	4,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3546 Class A, 5.8702% 2/15/2039 (e)		765	783
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3592 Class BZ, 5% 10/15/2039		24,047	24,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3605 Class NC, 5.5% 6/15/2037		6,254	6,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3609 Class SA, 6.2255% - U.S. 30-Day Avg. SOFR Index 2.5827% 12/15/2039 (e)(t)		3,638	169
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3610 Class CA, 4.5% 12/15/2039		2,036	2,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3648 Class CY, 4.5% 3/15/2030		2,335	2,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3653 Class HJ, 5% 4/15/2040		981	991
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3677 Class PB, 4.5% 5/15/2040		13,624	13,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3855 Class AM, 6.5% 11/15/2036		855	873
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-3980 Class EP, 5% 1/15/2042		1,077,748	1,088,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4030 Class IL, 3.5% 4/15/2027 (t)		113	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4060 Class TB, 2.5% 6/15/2027		20,299	20,112
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042		271,701	256,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4146 Class KI, 3% 12/15/2032 (t)		40,933	2,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (t)		96,984	5,672
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (t)		59,936	1,240
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040		56,138	55,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047		325,663	314,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class PZ, 3% 1/15/2048		1,920,636	1,581,918
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4796 Class CZ, 4% 5/15/2048		269,265	257,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4830 Class WZ, 4% 9/15/2048		274,031	261,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4960 Class PB, 1.5% 10/25/2049		1,539,442	1,270,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045		592,636	560,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050		1,401,502	1,170,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049		680,963	604,530
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050		940,810	825,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047		185,195	168,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048		1,272,023	1,138,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049		686,169	610,823
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049		593,257	528,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047		647,519	589,145
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049		498,013	443,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050		220,023	193,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052		2,721,497	2,425,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049		498,016	443,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047		490,924	447,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047		2,385,759	2,181,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049		330,928	307,598
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047		526,375	479,918
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050		1,238,941	1,133,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050		1,238,941	1,133,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1621% 7/25/2052 (e)(g)		377,309	373,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (e)(g)		1,189,938	1,179,426
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3621% 9/25/2052 (e)(g)		2,030,855	2,012,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (e)(g)		1,299,619	1,283,153
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2621% 9/25/2052 (e)(g)		612,527	608,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 8/25/2053 (e)(g)		2,348,274	2,357,445
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 10/25/2053 (e)(g)		1,102,000	1,118,440
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (e)(g)		1,579,694	1,591,255
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5539% 3/15/2050 (e)(g)		1,773,718	1,769,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class CF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5539% 12/15/2050 (e)(g)		1,493,253	1,493,225
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 4.5821% 8/25/2054 (e)(g)		4,113,094	4,138,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 10/25/2054 (e)(g)		925,426	930,852
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5468 Class WF, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (e)(g)		524,184	526,747
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class BF, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9121% 11/25/2054 (e)(g)		718,694	723,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (e)(g)		7,093,575	7,145,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5478 Class FD, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2054 (e)(g)		302,349	305,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5479 Class FB, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 12/25/2054 (e)(g)		248,168	250,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5482 Class FB, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 12/25/2054 (e)(g)		588,007	596,171
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5495 Class AF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 1/25/2055 (e)(g)		2,303,764	2,315,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5498 Class FC, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 1/25/2055 (e)(g)		3,602,508	3,619,969
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (e)(g)		1,751,832	1,763,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class FW, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (e)(g)		1,203,795	1,214,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (e)(g)		2,772,366	2,786,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (e)(g)		949,640	952,126
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class DF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 10/25/2054 (e)(g)		403,709	406,409
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FA, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (e)(g)		7,102,034	7,146,839
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (e)(g)		1,732,984	1,745,757
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5502 Class EF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (e)(g)		317,062	319,592
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5503 Class FB, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 2/25/2055 (e)(g)		323,936	326,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5508 Class FE, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2121% 2/25/2055 (e)(g)		428,400	433,996
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5508 Class FG, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (e)(g)		676,413	682,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (e)(g)		1,231,755	1,240,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5510 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 2/25/2055 (e)(g)		3,345,461	3,376,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5510 Class FM, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (e)(g)		5,077,584	5,103,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class FD, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 1/25/2055 (e)(g)		2,791,041	2,813,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 4.5521% 11/25/2054 (e)(g)		13,675,987	13,760,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5515 Class FB, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 3/25/2055 (e)(g)		340,124	343,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5516 Class FC, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 3/25/2055 (e)(g)		6,383,552	6,465,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 4/25/2055 (e)(g)		2,154,472	2,161,864
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5539 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 5/25/2055 (e)(g)		435,945	441,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 6/25/2055 (e)(g)		331,248	335,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FG, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 6/25/2055 (e)(g)		338,379	343,067
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FH, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 6/25/2055 (e)(g)		447,897	454,175
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FM, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 6/25/2055 (e)(g)		446,510	452,695
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5560 Class FB, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 6/25/2055 (e)(g)		8,725,541	8,794,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5563 Class FA, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 8/25/2055 (e)(g)		814,158	821,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5564 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 8/25/2055 (e)(g)		7,749,768	7,855,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5564 Class PF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 8/25/2055 (e)(g)		5,055,916	5,128,644
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5570 Class FA, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 5/25/2055 (e)(g)		490,580	496,118
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5574 Class FB, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 9/25/2055 (e)(g)		405,386	410,783
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5584 Class DF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5121% 10/25/2055 (e)(g)		5,583,808	5,604,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5607 Class FA, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5121% 12/25/2055 (e)(g)		8,456,962	8,490,821
Freddie Mac Non Gold Pool Series 1998-2022 Class PE, 6.5% 1/15/2028		27	28
Freddie Mac Non Gold Pool Series 1998-2091 Class PG, 6% 11/15/2028		895	908
Freddie Mac Non Gold Pool Series 1999-2116 Class ZA, 6% 1/15/2029		227	229
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-4 Class MT, 3.5% 6/25/2057		221,919	199,402
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class HT, 3% 3/25/2058		1,829,284	1,564,352
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3 Class M55D, 4% 10/25/2058		268,967	252,307
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4 Class MB, 3% 2/25/2059		1,256,223	941,127
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1 Class BXS, 12.4702% 9/25/2060 (e)(p)		302,218	226,581
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-2 Class BXS, 13.1277% 11/25/2060 (e)(l)(p)		142,051	98,209
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1 Class MTU, 3.25% 11/25/2061		738,485	634,134
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1 Class MT, 3% 10/25/2062		4,793,494	3,995,760
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2 Class MT, 3.5% 5/25/2064		3,072,530	2,649,141
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M2, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 10/25/2041 (e)(g)(p)		1,280,774	1,282,910
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.9%, 6.5121% 4/25/2042 (e)(g)(p)		12,945,000	13,149,628
GAEA Mortgage Loan Trust Series 2025-A Class A, 6.75% 2/25/2030 (e)(p)		19,900	19,829
GCAT 2021-NQM4 Trust Series 2021-NQM4 Class A1, 1.093% 8/25/2066 (p)		495,335	408,652
GCAT Trust Series 2021-NQM3 Class B1, 3.471% 5/25/2066 (p)		100,000	76,033
GCAT Trust Series 2023-NQM4 Class A1, 4.25% 5/25/2067 (p)		219,755	209,065
GCAT Trust Series 2024-NQM2 Class A1, 6.085% 6/25/2059 (p)		674,391	679,105
GCAT Trust Series 2025-INV2 Class A1, 6% 5/25/2055 (p)		5,952,076	6,039,961
GCAT Trust Series 2025-NQM4 Class A1, 5.529% 6/25/2070 (p)		395,358	396,980
Ginnie Mae HECM MBS REMICS Series 2021-140 Class JI, 3% 8/20/2051 (t)		44,779	7,766
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1552% 12/20/2060 (e)(g)(h)		128,109	127,150
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3252% 9/20/2061 (e)(g)(h)		338,258	338,200
Ginnie Mae Mortgage pass-thru certificates Series 2012-H11 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 2/20/2062 (e)(g)		14,467	14,495
Ginnie Mae Mortgage pass-thru certificates Series 2012-H18, CME Term SOFR 1 month Index + 0.6345%, 4.2952% 8/20/2062 (e)(g)(h)		58,996	58,969
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 5/20/2061 (e)(g)(h)		218	219
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (h)		165	158
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.3752% 8/20/2063 (e)(g)(h)		58,581	58,610
Ginnie Mae Mortgage pass-thru certificates Series 2013-H20 Class FB, CME Term SOFR 1 month Index + 1.1145%, 4.7752% 8/20/2063 (e)(g)		3,802	3,833
Ginnie Mae Mortgage pass-thru certificates Series 2013-H23 Class FA, CME Term SOFR 1 month Index + 1.4145%, 5.0752% 9/20/2063 (e)(g)		5,280	5,315
Ginnie Mae Mortgage pass-thru certificates Series 2015-H02 Class HA, 2.5% 1/20/2065		2,017	1,924
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (h)		1,251	1,178
Ginnie Mae Mortgage pass-thru certificates Series 2015-H23 Class FB, CME Term SOFR 1 month Index + 0.6345%, 4.2952% 9/20/2065 (e)(g)		23,300	23,286
Ginnie Mae Mortgage pass-thru certificates Series 2016-H16 Class FD, CME Term SOFR 12 month Index + 1.0951%, 5.1607% 6/20/2066 (e)(g)		36,328	36,620
Ginnie Mae Mortgage pass-thru certificates Series 2016-H16 Class FE, CME Term SOFR 12 month Index + 1.0951%, 5.1607% 6/20/2066 (e)(g)		285,640	287,582
Ginnie Mae Mortgage pass-thru certificates Series 2016-H17 Class FC, CME Term SOFR 1 month Index + 0.9445%, 4.6052% 8/20/2066 (e)(g)		29,131	29,279
Ginnie Mae Mortgage pass-thru certificates Series 2016-H24 Class KF, CME Term SOFR 12 month Index + 0.9651%, 4.5442% 11/20/2066 (e)(g)		141,287	142,010
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046		453,484	416,465
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.14% 8/20/2066 (e)(g)(h)		99,563	99,440
Ginnie Mae Mortgage pass-thru certificates Series 2017-H08 Class XI, 2.1912% 3/20/2067 (e)(t)		117,176	4,914
Ginnie Mae Mortgage pass-thru certificates Series 2017-H11 Class XI, 2.1978% 5/20/2067 (e)(t)		380,707	13,202
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class AI, 2.3177% 6/20/2067 (e)(t)		129,548	5,316
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class XI, 1.8631% 6/20/2067 (e)(t)		166,641	4,170
Ginnie Mae Mortgage pass-thru certificates Series 2017-H23 Class FA, CME Term SOFR 1 month Index + 0.5945%, 4.2552% 10/20/2067 (e)(g)		137,513	137,338
Ginnie Mae Mortgage pass-thru certificates Series 2017-H24 Class FQ, CME Term SOFR 12 month Index + 0.9151%, 4.5271% 11/20/2067 (e)(g)		323,895	325,040
Ginnie Mae Mortgage pass-thru certificates Series 2019-H09 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2069 (e)(g)		118,389	118,257
Ginnie Mae Mortgage pass-thru certificates Series 2019-H16 Class EF, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 10/20/2069 (e)(g)		7,290,927	7,319,693
Ginnie Mae Mortgage pass-thru certificates Series 2019-H20 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 11/20/2069 (e)(g)		437,080	436,661
Ginnie Mae Mortgage pass-thru certificates Series 2020-H08 Class FC, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 2/20/2070 (e)(g)		227,998	228,314
Ginnie Mae Mortgage pass-thru certificates Series 2024-H04 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3251% 2/20/2074 (e)(g)		266,149	267,047
Ginnie Mae Multifamily REMICS Series 2007-16 Class KU, 6.5355% - CME Term SOFR 1 month Index 2.9329% 4/20/2037 (e)(t)		5,963	383
Ginnie Mae REMIC pass-thru certificates Series 2003-52 Class SB, CME Term SOFR 1 month Index + 11.3497%, 5.0058% 6/16/2033 (e)(g)		549	530
Ginnie Mae REMIC pass-thru certificates Series 2004-105 Class SN, 5.9855% - CME Term SOFR 1 month Index 2.3829% 12/20/2034 (e)(t)		8,151	453
Ginnie Mae REMIC pass-thru certificates Series 2004-19 Class KE, 5% 3/16/2034		19,006	19,156
Ginnie Mae REMIC pass-thru certificates Series 2004-90 Class SI, 5.9855% - CME Term SOFR 1 month Index 2.3829% 10/20/2034 (e)(t)		3,525	204
Ginnie Mae REMIC pass-thru certificates Series 2006-26 Class S, 6.3855% - CME Term SOFR 1 month Index 2.7829% 6/20/2036 (e)(t)		6,604	507
Ginnie Mae REMIC pass-thru certificates Series 2006-33 Class PK, 6% 7/20/2036		1,984	2,037
Ginnie Mae REMIC pass-thru certificates Series 2007-22 Class PK, 5.5% 4/20/2037		9,946	10,167
Ginnie Mae REMIC pass-thru certificates Series 2007-24 Class SA, 6.3955% - CME Term SOFR 1 month Index 2.7929% 5/20/2037 (e)(t)		9,151	696
Ginnie Mae REMIC pass-thru certificates Series 2007-7 Class EI, 6.0855% - CME Term SOFR 1 month Index 2.4829% 2/20/2037 (e)(t)		9,560	672
Ginnie Mae REMIC pass-thru certificates Series 2007-9 Class CI, 6.0855% - CME Term SOFR 1 month Index 2.4829% 3/20/2037 (e)(t)		6,380	466
Ginnie Mae REMIC pass-thru certificates Series 2008-40 Class SA, 6.2855% - CME Term SOFR 1 month Index 2.6605% 5/16/2038 (e)(t)		5,282	268
Ginnie Mae REMIC pass-thru certificates Series 2008-49 Class PH, 5.25% 6/20/2038		10,673	10,884
Ginnie Mae REMIC pass-thru certificates Series 2008-50 Class SA, 6.1155% - CME Term SOFR 1 month Index 2.5129% 6/20/2038 (e)(t)		15,075	1,379
Ginnie Mae REMIC pass-thru certificates Series 2008-55 Class PL, 5.5% 6/20/2038		10,080	10,402
Ginnie Mae REMIC pass-thru certificates Series 2009-106 Class XL, 6.6355% - CME Term SOFR 1 month Index 3.0329% 6/20/2037 (e)(t)		2,798	186
Ginnie Mae REMIC pass-thru certificates Series 2009-16 Class SJ, 6.6855% - CME Term SOFR 1 month Index 3.0829% 5/20/2037 (e)(t)		9,776	881
Ginnie Mae REMIC pass-thru certificates Series 2009-72 Class SM, 6.1355% - CME Term SOFR 1 month Index 2.5105% 8/16/2039 (e)(t)		3,329	207
Ginnie Mae REMIC pass-thru certificates Series 2009-81 Class A, 5.75% 9/20/2036		988	1,007
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040		1,143,668	1,117,915
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040		689,046	673,659
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040		153,006	149,562
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3829% 7/20/2041 (e)(t)		50,658	4,310
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040		128,972	128,002
Ginnie Mae REMIC pass-thru certificates Series 2014-60 Class W, 4.069% 2/20/2029 (e)		1,340	1,338
Ginnie Mae REMIC pass-thru certificates Series 2015-157 Class GA, 3% 1/20/2045		5,010	4,872
Ginnie Mae REMIC pass-thru certificates Series 2015-H04 Class FL, CME Term SOFR 1 month Index + 0.5845%, 4.2486% 2/20/2065 (e)(g)		20,689	20,685
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046		200,343	187,363
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047		2,098,346	1,915,982
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2171% 10/20/2049 (e)(g)		178,934	177,136
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.1671% 2/20/2049 (e)(g)		778,684	772,218
Ginnie Mae REMIC pass-thru certificates Series 2021-125 Class HA, 1.5% 4/20/2051		611,890	531,115
Ginnie Mae REMIC pass-thru certificates Series 2021-155 Class PD, 1.25% 9/20/2051		620,245	538,928
Ginnie Mae REMIC pass-thru certificates Series 2021-175 Class PB, 1% 3/20/2050		268,972	213,462
Ginnie Mae REMIC pass-thru certificates Series 2021-215 Class LG, 1.75% 12/20/2051		967,418	799,577
Ginnie Mae REMIC pass-thru certificates Series 2021-H10 Class AF, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1251% 6/20/2071 (e)(g)		665,233	677,329
Ginnie Mae REMIC pass-thru certificates Series 2022-22 Class UH, 3% 12/20/2050		547,913	497,301
Ginnie Mae REMIC pass-thru certificates Series 2025-9 Class FE, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8751% 1/20/2055 (e)(g)		355,879	358,767
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class PT, 3.6073% 1/25/2064 (e)(p)		8,923,496	7,453,741
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class SA, 0% 1/25/2064 (l)(p)(t)		7,520	7,439
GMACM Home Equity Loan Trust Series 2005-AR6 Class 2A1, 3.8494% 11/19/2035 (e)		1,506,246	555,835
GS Mortgage-Backed Securities Corp Trust Series 2025-NQM6 Class A1, 5.021% 2/25/2066 (p)(q)		533,989	530,693
GS Mortgage-Backed Securities Trust 2026-DSC1 Series 2026-DSC1 Class A1, 4.725% 5/25/2066 (e)(p)		2,221,327	2,188,221
GS Mortgage-Backed Securities Trust Series 2022-NQM1 Class A4, 4% 5/25/2062 (e)(p)		61,620	56,988
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (p)(q)		5,967,457	5,895,124
GS Mortgage-Backed Securities Trust Series 2025-DSC2 Class A1, 5.038% 1/25/2066 (p)		143,318	142,574
GS Mortgage-Backed Securities Trust Series 2025-NQM2 Class A1, 5.648% 6/25/2065 (e)(p)		2,768,895	2,786,306
GS Mortgage-Backed Securities Trust Series 2025-NQM5 Class A1, 5.013% 7/25/2065 (p)		243,755	242,688
GS Mortgage-Backed Securities Trust Series 2025-PJ6 Class A5, 5.5% 11/25/2055 (e)(p)		2,099,683	2,100,451
GS Mortgage-Backed Securities Trust Series 2025-RPL3 Class A1, 4.1% 7/25/2065 (p)		1,757,945	1,709,388
GSAMP Trust Series 2004-6F Class 2A4, 5.5% 5/25/2034		808	795
GSAMP Trust Series 2004-6F Class 3A4, 6.5% 5/25/2034		1,133	1,143
HarborView Mortgage Loan Trust Series 2005-1 Class 1A, CME Term SOFR 1 month Index + 0.7545%, 4.3673% 3/19/2035 (e)(g)		74,219	35,617
Home Equity Asset Trust Series 2005-11 Class 1A1, 6.5% 12/25/2035		186,071	72,577
Home Re Ltd Series 2022-1 Class M1C, U.S. 30-Day Avg. SOFR Index + 5.5%, 9.1121% 10/25/2034 (e)(g)(p)		321,134	328,919
Homes Series 2025-NQM1 Class M1, 6.52% 1/25/2070 (e)(p)		600,000	603,643
HOMES Trust Series 2024-NQM2 Class A1, 5.717% 10/25/2069 (p)		3,807,039	3,830,087
HOMES Trust Series 2025-NQM2 Class A1, 5.425% 2/25/2070 (p)		1,826,743	1,832,173
HOMES Trust Series 2025-NQM5 Class A1, 5.027% 9/25/2070 (e)(p)		404,123	402,826
Impac CMB Trust Series 2004-10 Class 3A1, CME Term SOFR 1 month Index + 0.8145%, 4.3988% 3/25/2035 (e)(g)		1,720	1,687
Impac CMB Trust Series 2004-10 Class 3A2, CME Term SOFR 1 month Index + 0.9145%, 4.4988% 3/25/2035 (g)		1,124	1,104
Impac CMB Trust Series 2007-A Class A, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 5/25/2037 (Assured Guaranty Inc Insured) (e)(g)(p)		119,834	115,431
Impac Secd Assets Corp Series 2006-3 Class A1, CME Term SOFR 1 month Index + 0.4545%, 4.0388% 11/25/2036 (g)		244,461	220,192
Indymac Index Mortgage Loan Trust Series 2003-A8 Class A1, 3.75% 10/25/18		232	210
IndyMac INDX Mortgage Loan Trust Series 2006-AR35 Class 2A1A, CME Term SOFR 1 month Index + 0.4545%, 4.0388% 1/25/2037 (e)(g)		19,766	18,323
IndyMac INDX Mortgage Loan Trust Series 2006-AR41 Class A3, CME Term SOFR 1 month Index + 0.4745%, 4.0588% 2/25/2037 (e)(g)		25,764	24,361
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (e)(p)		1,044,163	1,045,919
JP Morgan Mortgage Trust Series 2004-S1 Class 3A1, 5.5% 9/25/2034		420	410
JP Morgan Mortgage Trust Series 2004-S2 Class 4A5, 6% 11/25/2034		4,332	4,043
JP Morgan Mortgage Trust Series 2006-A2 Class 4A1, 6.4451% 8/25/2034 (e)		1,202	1,209
JP Morgan Mortgage Trust Series 2006-A2 Class 5A3, 6.3072% 11/25/2033 (e)		478	465
JP Morgan Mortgage Trust Series 2023-HE3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2251% 5/20/2054 (e)(g)(p)		158,269	158,642
JP Morgan Mortgage Trust Series 2024-VIS1 Class A1, 5.99% 7/25/2064 (p)		670,796	674,347
JP Morgan Mortgage Trust Series 2024-VIS1 Class B2, 8.0422% 7/25/2064 (e)(p)		163,000	163,433
JP Morgan Mortgage Trust Series 2024-VIS2 Class B1, 7.6912% 11/25/2064 (e)(p)		201,000	203,077
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (e)(p)		1,300,370	1,306,154
JP Morgan Mortgage Trust Series 2025-VIS1 Class M1, 6.412% 8/25/2055 (p)		220,000	221,399
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1LC, 4.925% 6/25/2066 (p)		341,000	336,878
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A3, 4.354% 1/25/2063 (e)(p)		2,981,153	2,836,885
JPMorgan Mortgage Trust Series 2004-S2 Class 5A1, 5.5% 12/25/19		443	434
Legacy Mortgage Asset Trust Series 2025-PR1 Class A1, 6% 1/25/2061 (p)		7,562,197	7,492,437
LHOME Mortgage Trust Series 2024-RTL4 Class A1, 5.921% 7/25/2039 (p)(q)		1,650,000	1,652,684
loanDepot GMSR Master Trust Series 2025-GT2 Class A, CME Term SOFR 1 month Index + 3.15%, 6.7751% 7/16/2030 (e)(g)(p)		1,900,000	1,920,758
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1, 6.045% 4/21/2034 (e)		293	289
MASTR Alternative Loan Trust Series 2004-6 Class 6A1, 6.5% 7/25/2034		3,990	4,018
MASTR Alternative Loan Trust Series 2004-6 Class 7A1, 6% 7/25/2034		3,773	3,727
MASTR Resecuritization Trust Series 2005-PO Class 3PO, 0% 5/28/2035 (l)(p)(u)		190	148
MASTR Specialized Loan Trust Series 2005-1 Class 1A3, 7% 8/25/2034 (p)		907,495	596,075
Merrill Lynch Mortgage Investors Trust Series 2004-C Class A2, CME Term SOFR 6 month Index + 1.0283%, 4.6326% 7/25/2029 (e)(g)		413	404
Merrill Lynch Mortgage Investors Trust Series 2004-D Class A3, 5.6925% 9/25/2029 (e)		158	152
Merrill Lynch Mortgage Investors Trust Series 2006-A2 Class 1A, CME Term SOFR 1 month Index + 0.4745%, 4.0588% 2/25/2036 (g)		4,964,354	2,542,948
Merrill Lynch Mortgage Investors Trust Series 2006-AF2 Class AV1, CME Term SOFR 1 month Index + 0.4345%, 4.0188% 9/25/2037 (e)(g)		25,310	12,819
MFA Trust Series 2024-NQM3 Class M1, 6.671% 12/25/2069 (e)(p)		1,470,588	1,492,746
MFA Trust Series 2026-INVR1 Class A1, 5.387% 12/25/2059 (e)(p)		396,787	395,591
MFRA Trust Series 2022-NQM1 Class M1, 4.2989% 12/25/2066 (e)(p)		171,000	163,187
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (e)(p)		3,244,046	3,099,068
MOO Securitization Trust Series 2026-RM2 Class A1B, 4.75% 6/25/2066 (p)		950,000	902,215
MOO Securitization Trust Series 2026-RM2 Class M1, 4.75% 6/25/2066 (p)		1,500,000	1,389,600
Morgan Stanley Capital I Trust Series 2004-3 Class 4A, 5.6463% 4/25/2034 (e)		2,131	2,081
Morgan Stanley Mortgage Loan Trust Series 2004-7AR Class 2A6, 5.2382% 9/25/2034 (e)		524	512
Morgan Stanley Resecuritization Trust Series 2015-R2 Class 1B, 12 month Average U.S. Treasury Maturity + 0.71%, 3.9698% 12/27/2046 (e)(g)(p)		875,876	792,763
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM2 Series 2026-NQM2 Class A1, 4.734% 1/26/2071 (e)(p)		406,808	402,397
Morgan Stanley Residential Mortgage Loan Trust Series 2014-1A Class B3, 5.8843% 6/25/2044 (e)(p)		585,474	582,187
Morgan Stanley Residential Mortgage Loan Trust Series 2023-NQM1 Class B1, 7.3237% 9/25/2068 (e)(p)		100,000	99,817
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064 (p)		4,832,052	4,703,313
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1, 5.443% 7/25/2070 (e)(p)		1,158,480	1,163,445
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.738% 11/25/2069 (e)(p)		435,231	438,084
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.496% 11/25/2069 (e)(p)		128,000	128,928
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM10 Class A1, 5.119% 11/25/2070 (e)(p)		4,197,173	4,190,780
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.261% 8/25/2070 (p)		854,976	855,799
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (e)(p)		1,096,947	1,101,262
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1, 5.439% 7/25/2070 (p)		2,885,508	2,897,312
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (e)(p)		859,599	857,589
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1LC, 5.275% 3/25/2071 (p)		1,500,000	1,488,163
NACC Reperforming Loan REMIC Trust Series 2004-R2 Class A1, 6.5% 10/25/2034 (e)(l)(p)		1,530	1,217
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (p)		1,195,877	1,114,057
New Residential Mortgage Loan Trust Series 2024-NQM3 Class B1, 7.1505% 11/25/2064 (e)(p)		259,000	261,405
New Residential Mortgage Loan Trust Series 2024-RTL2 Class A1, 5.443% 9/25/2039 (p)		2,000,000	2,005,429
New Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.643% 1/25/2065 (e)(p)		1,110,844	1,118,211
New Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.472% 1/25/2065 (e)(p)		322,972	328,058
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.35% 7/25/2065 (p)		370,129	371,128
New Residential Mortgage Loan Trust Series 2025-NQM4 Class B1, 7.006% 7/25/2065 (e)(p)		125,000	125,642
New Residential Mortgage Loan Trust Series 2025-NQM5 Class A1, 5.109% 8/25/2065 (e)(p)		233,210	232,799
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (e)(p)		2,489,374	2,482,155
New Residential Mortgage Loan Trust Series 2026-NQM2 Class A2, 5.048% 12/25/2065 (e)(p)		3,360,138	3,330,632
NLT Trust Series 2025-INV1 Class A1, 5.506% 2/25/2070 (e)(p)		5,733,949	5,755,988
NLT Trust Series 2025-INV1 Class A2, 5.708% 2/25/2070 (p)		642,979	644,970
NLT Trust Series 2025-INV1 Class A3, 5.86% 2/25/2070 (p)		1,103,273	1,107,407
NLT Trust Series 2025-INV1 Class AIOS, 0.3988% 2/25/2070 (e)(p)		8,828,250	49,946
NLT Trust Series 2025-INV1 Class B1, 6.5885% 2/25/2070 (e)(p)		364,000	358,419
NLT Trust Series 2025-INV1 Class B2, 6.5885% 2/25/2070 (e)(p)		286,000	277,293
NLT Trust Series 2025-INV1 Class B3, 6.5885% 2/25/2070 (e)(p)		178,987	165,770
NLT Trust Series 2025-INV1 Class M1, 6.314% 2/25/2070 (e)(p)		519,000	521,196
NLT Trust Series 2025-INV1 Class XS, 0.9008% 2/25/2070 (e)(p)		8,828,249	156,260
NMLT Trust Series 2021-INV3 Class PT, 2.2769% 11/25/2056 (p)		4,418,580	4,078,151
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 Class 1A3, 6.408% 5/25/2036		2,720,381	489,916
NRM FHT1 Excess Owner LLC Series 2025-FHT1 Class A, 6.545% 3/25/2032 (p)(q)		3,693,941	3,729,094
NRZT Series 2025-NQM6 Class A1, 5.085% 10/25/2065 (e)(p)		564,465	563,248
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (p)		2,254,116	2,114,502
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (p)		1,174,682	1,089,125
NYMT Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (p)		2,750,765	2,760,167
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (p)		6,052,530	5,871,356
NYMT Loan Trust Series 2025-INV2 Class A1, 5% 10/25/2060 (e)(p)		6,638,610	6,613,065
NYMT Loan Trust Series 2026-INV1 Class A1, 4.766% 2/25/2061 (e)(p)		415,776	410,719
NYMT Loan Trust Series 2026-INV1 Class A1LC, 4.945% 2/25/2061 (p)		167,000	164,390
NYMT Loan Trust Series 2026-INV1 Class B1, 6.472% 2/25/2061 (p)		320,000	313,973
NYMT Trust Series 2024-RR1 Class A, 7.375% 5/25/2064 (p)		303,585	304,610
OBX Trust Series 2021-NQM3 Class A1, 1.054% 7/25/2061 (p)		9,166,189	7,619,707
OBX Trust Series 2022-NQM7 Class A1, 5.11% 8/25/2062 (p)(q)		3,410,844	3,402,887
OBX Trust Series 2023-NQM8 Class A2, 7.248% 9/25/2063 (p)		526,391	527,617
OBX Trust Series 2024-HYB2 Class A1, 3.7084% 4/25/2053 (e)(p)		326,469	324,170
OBX Trust Series 2024-NQM2 Class A1, 5.878% 12/25/2063 (p)		644,634	646,479
OBX Trust Series 2024-NQM8 Class A1, 6.233% 5/25/2064 (p)		1,199,478	1,209,259
OBX Trust Series 2024-NQM9 Class A1, 6.03% 1/25/2064 (e)(p)		2,370,137	2,387,457
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (p)(q)		3,094,702	3,107,115
OBX Trust Series 2025-NQM13 Class A1, 5.441% 5/25/2065 (p)		4,578,523	4,596,727
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (p)(q)		2,849,603	2,849,891
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (e)(p)		1,570,895	1,561,083
OBX Trust Series 2025-NQM3 Class A1, 5.648% 12/1/2064 (e)(p)		255,000	256,546
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (e)(p)		2,010,134	2,018,706
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (p)		153,014	151,236
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (e)(p)		1,335,185	1,310,493
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (e)(p)		941,201	919,834
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (p)		348,836	348,851
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (e)(p)		1,266,679	1,264,099
Onslow Bay Mortgage Loan Trust Series 2021-NQM4 Class A2, 2.162% 10/25/2061 (e)(p)		6,342,553	5,402,837
OSS Mortgage Trust Series 2024-H6 Class A1, 5.129% 9/25/2069 (p)		5,083,095	5,081,691
PHH Mortgage Trust Series 2008-CIM2 Class 5A1, 6% 7/25/2038 (l)		1,130	1,131
PMT Credit Risk Transfer Trust Series 2024-1R Class A, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.1121% 5/25/2033 (e)(g)(p)		6,508,181	6,559,203
PMT Credit Risk Transfer Trust Series 2024-2R Class A, U.S. 30-Day Avg. SOFR Index + 3.35%, 6.9444% 3/29/2027 (e)(g)(p)		4,473,732	4,506,615
PMT Loan Trust Series 2024-INV1 Class A3, 5.5% 10/25/2059 (p)		3,842,461	3,836,157
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (e)(p)		2,480,661	2,452,687
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (p)(q)		1,991,633	1,935,461
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (p)		1,552,441	1,472,863
PRET Trust Series 2024-RPL2 Class A1, 4.075% 6/25/2064 (e)(p)		4,967,225	4,713,061
PRET Trust Series 2025-RPL1 Class A1, 4% 7/25/2069 (p)		1,945,160	1,888,283
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (p)		2,667,834	2,586,078
Prime Mortgage Trust Series 2004-CL1 Class 1A1, 6% 2/25/2034		595	589
PRKCM Trust Series 2023-AFC1 Class B1, 7.3068% 2/25/2058 (e)(p)		757,000	753,904
PRKCM Trust Series 2023-AFC3 Class A2, 6.987% 9/25/2058 (p)		459,893	459,858
PRMP Trust Series 2024-NQM3 Class A1, 5.228% 8/25/2069 (p)		5,940,352	5,950,984
PRPM Trust Series 2025-NQM5 Class A1A, 5.176% 10/25/2070 (p)		362,749	362,794
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (e)(p)		369,335	369,373
PRPM Trust Series 2025-RPL2 Class A1, 3.75% 4/25/2055 (p)		4,553,226	4,433,970
PRPM LLC Series 2024-HOME1 Class A1, 6.431% 5/25/2059 (e)(p)		1,688,506	1,705,560
PRPM LLC Series 2024-NQM1 Class A1, 6.265% 12/25/2068 (p)		271,132	273,010
PRPM LLC Series 2024-NQM1 Class B1, 7.3658% 12/25/2068 (e)(p)		224,000	224,688
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (p)		887,598	877,431
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (p)		3,215,444	3,179,880
PRPM LLC Series 2024-RCF5 Class A1, 4% 8/25/2054 (p)		1,107,138	1,094,773
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (e)(p)		226,890	223,069
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (e)(p)		306,105	300,096
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (e)(p)		2,722,090	2,649,548
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (p)		7,406,115	7,218,322
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (p)		1,870,300	1,862,208
PRPM LLC Series 2025-RPL1 Class A1, 4% 3/25/2055 (p)		2,926,419	2,852,139
PRPM LLC Series 2025-RPL1 Class A2, 4% 3/25/2055 (p)		621,000	596,061
PRPM LLC Series 2025-RPL1 Class A3, 4% 3/25/2055 (p)		366,000	349,306
PRPM LLC Series 2025-RPL1 Class M1A, 4% 3/25/2055 (p)		357,000	336,983
PRPM LLC Series 2025-RPL1 Class M1B, 4% 3/25/2055 (p)		126,000	117,714
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (e)(p)		1,352,987	1,355,469
PRPM Trust Series 2022-INV1 Class A2, 4.4052% 4/25/2067 (e)(p)		552,488	538,285
PRPM Trust Series 2024-NQM2 Class A1, 6.327% 6/25/2069 (e)(p)		1,809,169	1,828,790
PRPM Trust Series 2025-NQM1 Class A1, 5.802% 11/25/2069 (e)(p)		1,182,898	1,190,576
PRPM Trust Series 2025-NQM1 Class M1A, 6.645% 11/25/2069 (p)(q)		662,810	668,897
PRPM Trust Series 2025-NQM2 Class A1, 5.688% 4/25/2070 (p)		1,332,524	1,340,271
PRPM Trust Series 2025-NQM3 Class A1, 0% 5/25/2070 (e)(p)		846,111	850,390
PRPM Trust Series 2025-RCF1 Class A1, 4.5% 2/25/2055 (e)(p)		713,296	705,534
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (p)		497,000	495,713
Radnor Re Ltd Series 2022-1 Class M1B, U.S. 30-Day Avg. SOFR Index + 6.75%, 10.3621% 9/25/2032 (e)(g)(p)		216,609	222,563
Rain City Mortgage Trust Series 2024-RTL1 Class A1, 6.53% 9/25/2029 (p)		338,000	339,488
RCKT Mortgage Trust Series 2024-CES7 Class A1A, 5.158% 10/25/2044 (e)(p)		2,058,715	2,057,089
RCKT Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (p)(q)		2,184,133	2,192,439
RCKT Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (p)		2,435,458	2,447,021
RCKT Mortgage Trust Series 2025-CES6 Class A1A, 5.472% 6/25/2055 (p)		5,179,325	5,195,437
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (e)(p)		2,876,734	2,862,935
Residential Accredit Loans, Inc. Trust Series 2005-QS5 Class A4, 5.75% 4/25/2035		14,362	12,891
Residential Accredit Loans, Inc. Trust Series 2006-QA10 Class A2, CME Term SOFR 1 month Index + 0.4745%, 4.0588% 12/25/2036 (g)		82,576	70,487
Residential Accredit Loans, Inc. Trust Series 2006-QS4 Class A4, 6% 4/25/2036		1,083,063	873,544
Residential Accredit Loans, Inc. Trust Series 2007-QS3 Class A5, 6.25% 2/25/2037		1,748,745	1,412,276
Residential Accredit Loans, Inc. Trust Series 2007-QS8 Class A5, 6% 6/25/2037		653,141	523,722
Residential Asset Securitization Trust Series 2006-A14C Class 1A2, 6.25% 12/25/2036		920,344	601,912
Residential Asset Securitization Trust Series 2007-A9 Class A1, CME Term SOFR 1 month Index + 0.6645%, 4.2488% 9/25/2037 (e)(g)		2,959,153	736,429
Residential Asset Securitization Trust Series 2007-A9 Class A2, 6.3355% - CME Term SOFR 1 month Index 2.7512% 9/25/2037 (e)(t)		2,959,153	338,234
Residential Mortgage Loan Trust Series 2019-2 Class B2, 6.037% 5/25/2059 (p)		540,000	535,845
Residential Mortgage Loan Trust Series 2019-3 Class B2, 5.664% 9/25/2059 (e)(p)		136,000	135,244
RFMSI Trust Series 2006-SA4 Class 2A1, 5.407% 11/25/2036 (e)		58,270	48,075
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (p)		446,057	420,112
Rocket Mortgage Trust Series 2024-CES5 Class A1A, 5.846% 8/25/2044 (p)(q)		814,104	818,138
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (p)(q)		2,311,020	2,316,849
Rocket Mortgage Trust Series 2025-RTL1 Class A1, 5.625% 2/25/2040 (p)(q)		1,700,000	1,706,506
Saco I, Inc. Series 1997-2 Class 1A5, 7% 8/25/2036 (l)(p)		205	185
Saluda Grade Alternative Mortgage Trust Series 2024-RTL5 Class A1, 7.762% 4/25/2030 (p)(q)		174,888	174,907
Santander Mortgage Asset Receivable Trust Series 2025-NQM1 Class A1, 4.947% 11/25/2065 (e)(p)		201,033	200,083
Santander Mortgage Asset Receivable Trust Series 2025-NQM1 Class A1, 5.545% 1/25/2065 (e)(p)		1,520,217	1,526,120
Santander Mortgage Asset Receivable Trust Series 2025-NQM2 Class A1, 5.732% 2/25/2065 (e)(p)		233,860	235,395
Santander Mortgage Asset Receivable Trust Series 2025-NQM3 Class B1, 7.2109% 5/25/2065 (e)(p)		1,000,000	1,002,358
Santander Mortgage Asset Receivable Trust Series 2025-NQM5 Class A1, 5.067% 8/25/2065 (e)(p)		5,648,639	5,635,093
Santander Mortgage Asset Receivable Trust Series 2025-NQM6 Class A1, 5.138% 11/25/2065 (e)(p)		292,883	292,541
Seasoned Loans Structured Transaction Series 2025-1 Class A1, 3% 5/25/2035		4,024,074	3,662,979
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (e)(g)		432	404
Sequoia Mortgage Trust Series 2004-8 Class A2, CME Term SOFR 6 month Index + 1.1683%, 4.7627% 9/20/2034 (e)(g)		2,463	2,317
Sequoia Mortgage Trust Series 2007-3 Class 2AA1, 4.0945% 7/20/2037 (e)		334,026	254,065
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.4315% 11/25/2063 (e)(p)		5,801,062	5,803,818
Sequoia Mortgage Trust Series 2025-2 Class A5, 5.5% 3/25/2055 (e)(p)		1,016,314	1,015,939
Sequoia Mortgage Trust Series 2026-HYB1 Class A1A, 4.6737% 4/25/2056 (e)(p)		1,909,795	1,864,472
Sg Residential Mortgage Trust 2021-1 Series 2021-1 Class A1, 1.16% 7/25/2061 (p)		445,961	371,135
SG Residential Mortgage Trust 2026-1 Series 2026-1 Class A1, 4.782% 1/25/2066 (e)(p)		805,439	795,682
SG Residential Mortgage Trust Series 2026-2 Class A1, 5.251% 4/25/2066 (e)(p)		2,099,349	2,093,613
SGR Residential Mortgage Trust Series 2025-1 Class A1, 5.098% 12/25/2065 (e)(p)		482,239	480,278
SGR Residential Mortgage Trust Series 2025-1 Class ALCF, 5.231% 12/25/2065 (p)		433,000	431,011
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14 Class 1A, 4.8359% 10/25/2034 (e)		340	333
Structured Adjustable Rate Mortgage Loan Trust Series 2007-6 Class 3A1, 4.2403% 7/25/2037 (e)		1,190,461	704,547
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-26A Class 3A5, 5.087% 9/25/2033 (e)		4,842	4,644
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 1A, 5.4643% 12/25/2033 (e)		9,779	9,322
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 2A, 5.3169% 12/25/2033 (e)		734	690
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.3388% 9/25/2043 (e)(g)		640,751	625,413
Toorak Mortgage Corp Ltd Series 2021-INV1 Class B1, 3.287% 7/25/2056 (p)		100,000	85,246
Toorak Mortgage Trust Series 2024-2 Class A1, 6.329% 10/25/2031 (p)		252,000	252,510
Toorak Mortgage Trust Series 2025-RRTL1 Class A1, 5.524% 2/25/2040 (p)		3,000,000	3,009,298
Towd Point Mortgage Trust Series 2016-1 Class B2, 4.3102% 2/25/2055 (e)(p)		500,000	483,227
Towd Point Mortgage Trust Series 2017-FRE2 Class M6, 4% 11/25/2047 (p)(q)		23,103	23,002
Towd Point Mortgage Trust Series 2021-R1 Class A1, 2.9181% 11/30/2060 (e)(p)		971,330	874,533
Towd Point Mortgage Trust Series 2021-R1 Class A2C, 3.3072% 11/30/2060 (e)(p)		877,659	772,544
Towd Point Mortgage Trust Series 2021-SJ2 Class A2, 2.5% 12/25/2061 (p)		1,500,000	1,396,381
Towd Point Mortgage Trust Series 2024-3 Class A1A, 4.981% 7/25/2065 (e)(p)		2,653,516	2,652,675
Towd Point Mortgage Trust Series 2024-4 Class A1A, 4.5305% 10/27/2064 (e)(p)		10,481,894	10,466,267
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.6147% 10/25/2064 (e)(p)		11,992,318	11,999,710
TRK Trust Series 2021-INV2 Class B1, 4.104% 11/25/2056 (p)		148,000	126,211
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (e)(p)		1,750,000	1,749,977
Vendee Mortgage Trust Series 1996-2 Class 1Z, 6.75% 6/15/2026		260	260
Vendee Mortgage Trust Series 1998-1 Class 2E, 7% 3/15/2028		2,565	2,575
Vendee Mortgage Trust Series 1999-1 Class 2Z, 6.5% 1/15/2029		483	483
Versus Securitization Trust Series 2021-8 Class A1, 2.824% 11/25/2066 (p)		279,654	253,218
Versus Securitization Trust Series 2026-1 Class A1FC, 4.743% 1/25/2071 (p)(q)		381,285	379,888
Versus Securitization Trust Series 2026-1 Class A1LC, 5.02% 1/25/2071 (p)		136,477	135,249
Versus Securitization Trust Series 2026-R1 Class A1FC, 4.675% 10/25/2067 (e)(p)		4,991,506	4,959,041
Versus Securitization Trust Series 2026-R1 Class A1LC, 4.943% 10/25/2067 (p)		362,000	358,070
Verus Securitization Trust Series 2021-3 Class B1, 3.203% 6/25/2066 (p)		100,000	77,216
Verus Securitization Trust Series 2022-3 Class B1, 4.0396% 2/25/2067 (e)(p)		158,000	132,229
Verus Securitization Trust Series 2024-4 Class A1, 6.218% 6/25/2069 (p)(q)		827,015	833,789
Verus Securitization Trust Series 2024-5 Class A1, 6.192% 6/25/2069 (p)		2,013,099	2,030,776
Verus Securitization Trust Series 2024-7 Class B1, 6.496% 9/25/2069 (p)		299,000	298,952
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (e)(p)		6,825,226	6,836,958
Verus Securitization Trust Series 2025-12 Class A1LC, 5.11% 12/25/2070 (p)		248,422	247,193
Verus Securitization Trust Series 2025-2 Class A1, 5.307% 3/25/2070 (p)		3,082,118	3,089,318
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (p)		750,882	754,122
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (e)(p)		2,239,366	2,247,814
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (p)(q)		3,363,805	3,376,440
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (p)(q)		3,387,462	3,356,498
Verus Securitization Trust Series 2026-2 Class A1LC, 4.751% 2/25/2071 (p)		564,684	553,317
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (p)(q)		3,210,350	3,216,558
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (e)(p)		388,803	388,610
Visio Trust Series 2022-1 Class B1, 5.7969% 8/25/2057 (e)(p)		200,000	199,421
Vista Point Securitization Trust Series 2020-2 Class B2, 5.16% 4/25/2065 (p)		357,200	349,152
Wachovia Mortgage Loan Trust Series 2006-AMN1 Class A2, CME Term SOFR 1 month Index + 0.4145%, 1.6258% 8/25/2036 (g)		2,571,272	827,032
WaMu Mortgage MSC Pass Through Certificates Series 2004-RA1 Class 2A, 7% 3/25/2034		1,911	1,910
WaMu Mortgage MSC Pass Through Certificates Series 2005-4 Class CB7, 5.5% 6/25/2035		5,482	5,066
WaMu Mortgage MSC Pass Through Certificates Series 2005-AR1 Class A1A, 4.2188% 12/25/2035 (e)		390,384	335,431
WaMu Mortgage MSC Pass Through Certificates Series 2006-2 Class 3CB, 6% 3/25/2036		969,240	762,423
WaMu Mortgage Pass Through Certificates Series 2003-AR8 Class A, 5.1852% 8/25/2033 (e)		1,166	1,108
WaMu Mortgage Pass Through Certificates Series 2003-AR9 Class 1A6, 5.297% 9/25/2033 (e)		911	855
WaMu Mortgage Pass Through Certificates Series 2004-AR11 Class A, 5.8881% 10/25/2034 (e)		2,228	2,060
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A1, 5.1685% 6/25/2034 (e)		352	327
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A2, 5.1685% 6/25/2034 (e)		3,249	2,988
WaMu Mortgage Pass Through Certificates Series 2004-S2 Class 2A4, 5.5% 6/25/2034		2,640	2,463
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A1B, CME Term SOFR 1 month Index + 0.8545%, 4.4388% 1/25/2045 (g)		575,344	563,078
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A21, CME Term SOFR 1 month Index + 0.7745%, 4.3588% 1/25/2045 (e)(g)		273	266
WaMu Mortgage Pass Through Certificates Series 2006-4 Class 3A1, 7% 5/25/2036 (q)		142,724	128,558
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1A, 3.8401% 9/25/2036 (q)		610,504	155,966
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1B, CME Term SOFR 1 month Index + 0.2745%, 3.8401% 9/25/2036 (g)		1,892,461	492,099
WaMu Mortgage Pass Through Certificates Series 2006-8 Class A4, 4.0622% 10/25/2036 (q)		229,375	79,546
WaMu Mortgage Pass Through Certificates Series 2007-HY3 Class 4A1, 4.8229% 3/25/2037 (e)		1,047	958
WaMu Mortgage Pass Through Certificates Series 2007-HY4 Class 1A1, 3.5038% 4/25/2037 (e)		941,475	849,045
WaMu Mortgage Pass Through Certificates Series 2007-OA1 Class 2A, 12 month Average U.S. Treasury Maturity + 0.72%, 4.4858% 12/25/2046 (e)(g)		11,893	10,469
WaMu Mortgage Pass Through Certificates Series 2007-OA2 Class 2A, 12 month Average U.S. Treasury Maturity + 0.7%, 4.4658% 1/25/2047 (e)(g)		490,179	417,203
WaMu Mortgage Pass Through Certificates Series 2007-OA5 Class 1A, 12 month Average U.S. Treasury Maturity + 0.75%, 4.5158% 6/25/2047 (e)(g)		228,843	186,061
WaMu Mortgage Pass Through Certificates Series 2007-OC2 Class A3, CME Term SOFR 1 month Index + 0.7345%, 4.3188% 6/25/2037 (g)		31,685	29,851
Wells Fargo Mortgage Backed Securities Trust Series 2004-K Class 1A2, 6.49% 7/25/2034 (e)		564	565
Wells Fargo Mortgage Backed Securities Trust Series 2004-U Class A1, 6.499% 10/25/2034 (e)		1,351	1,334
TOTAL UNITED STATES			991,896,985
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,005,860,343)			1,001,984,547

Commercial Mortgage Securities - 3.1%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
BX Commercial Mortgage Trust Series 2024-PURE Class A, Canadian Overnight Repo Rate + 1.9%, 4.1766% 11/15/2041 (e)(g)(p)	CAD	68,106	49,784
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
AREIT Trust Series 2024-CRE9 Class A, CME Term SOFR 1 month Index + 1.6865%, 5.3135% 5/17/2041 (e)(g)(p)		108,060	108,093
IRELAND - 0.0%
Caister Finance Dac Series 2025-1A Class C, SONIA Overnight Deposit Rates SWAP + 2.84%, 6.5868% 8/17/2035 (e)(g)(p)	GBP	1,500,000	2,001,156
DBMS DAC Series 2025-1X Class C, SONIA Overnight Deposit Rates SWAP + 1.8%, 5.5468% 2/18/2036 (e)(g)(r)	GBP	100,000	134,122
Sirius Logistics Series 2026-1A Class C, SONIA Overnight Deposit Rates SWAP + 1.75%, 5.4966% 11/17/2035 (e)(g)(p)	GBP	1,500,000	2,012,207
Taurs Series 2025-UK2X Class B, SONIA Overnight Deposit Rates SWAP + 2%, 5.7326% 2/18/2035 (e)(g)(r)	GBP	110,600	148,005
Taurus UK DAC Series 2025-UK4 Class B, SONIA Overnight Deposit Rates SWAP + 1.6%, 5.3468% 8/18/2035 (e)(g)(r)	GBP	100,000	134,171
Taurus UK DAC Series 2025-UK4 Class C, SONIA Overnight Deposit Rates SWAP + 1.95%, 5.6968% 8/18/2035 (e)(g)(r)	GBP	100,000	134,175
Thunder Logistics Series 2024-1X Class B, 3 month EURIBOR + 2.05%, 4.302% 11/17/2036 (e)(g)(r)	EUR	52,264	60,764
UK Logistics DAC Series 2025-2X Class B, SONIA Overnight Deposit Rates SWAP + 1.65%, 5.3966% 8/17/2035 (e)(g)(r)	GBP	123,608	165,847
UK Logistics Series 2024-1X Class A, SONIA Overnight Deposit Rates SWAP + 1.65%, 5.3966% 5/17/2034 (e)(g)(r)	GBP	56,782	76,543
TOTAL IRELAND			4,866,990
LUXEMBOURG - 0.0%
SV Vanir Logistics Finance Sarl Series 2025-1X Class C, 3 month EURIBOR + 1.9%, 4.068% 7/23/2037 (e)(g)(r)	EUR	100,000	115,975
UNITED KINGDOM - 0.0%
Sage AR Funding No 1 PLC Series 2025-1X Class C, SONIA Overnight Deposit Rates SWAP + 2.4%, 6.1466% 5/17/2037 (e)(g)(r)	GBP	114,361	153,213
Sage AR Funding No 1 PLC Series 2025-1X Class D, SONIA Overnight Deposit Rates SWAP + 3.9%, 7.6466% 5/17/2037 (e)(g)(r)	GBP	99,239	132,526
Sage AR Funding Series 2026-1X Class C, SONIA Overnight Deposit Rates SWAP + 1.75%, 5.487% 5/18/2038 (g)(r)	GBP	417,000	558,370
Sage AR Funding Series 2026-1X, SONIA Overnight Deposit Rates SWAP + 2.5%, 6.237% 5/18/2038 (e)(g)(r)	GBP	178,000	237,711
Together Asset Backed Securitisation PLC Series 2025-CRE1 Class B, SONIA Overnight Deposit Rates SWAP + 1.5%, 5.2352% 1/15/2057 (e)(g)(r)	GBP	100,000	135,741
UK Logistics DAC Series 2024-2A Class C, SONIA Overnight Deposit Rates SWAP + 2.1%, 5.8466% 2/17/2035 (e)(g)(p)	GBP	1,477,125	1,996,511
TOTAL UNITED KINGDOM			3,214,072
UNITED STATES - 3.1%
1345 Trust Series 2025-AOA Class A, CME Term SOFR 1 month Index + 1.6%, 5.2271% 6/15/2042 (e)(g)(p)		397,000	396,998
1345 Trust Series 2025-AOA Class E, CME Term SOFR 1 month Index + 4.5%, 8.1271% 6/15/2042 (e)(g)(p)		346,000	347,069
20 Times Square Trust Series 2018-20TS Class F, 3.2032% 5/15/2035 (e)(l)(p)		3,016,196	2,563,736
2023-MIC Trust Series 2023-MIC Class A, 8.4366% 12/5/2038 (e)(p)		82,000	86,736
245 Park Avenue Trust Series 2017-245P Class E, 3.6574% 6/5/2037 (e)(p)		708,000	689,637
280 Park Avenue Mortgage Trust Series 2017-280P Class A, CME Term SOFR 1 month Index + 0.88%, 4.818% 9/15/2034 (e)(g)(p)		104,000	103,870
280 Park Avenue Mortgage Trust Series 2017-280P Class E, CME Term SOFR 1 month Index + 2.4189%, 6.0569% 9/15/2034 (g)(p)		154,796	153,780
3650R Commercial Mortgage Trust Series 2021-PF1 Class A4, 2.253% 11/15/2054		4,200,000	3,751,219
3650R Commercial Mortgage Trust Series 2021-PF1 Class A5, 2.522% 11/15/2054		1,000,000	886,197
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (e)(g)(p)		5,703,000	5,726,168
ALA Trust Series 2025-OANA Class D, CME Term SOFR 1 month Index + 3.0907%, 6.7187% 6/15/2040 (e)(g)(p)		254,000	254,635
AOA Mortgage Trust Series 2025-1301 Class A, 5.2273% 8/11/2042 (e)(p)		155,000	155,088
AOA Mortgage Trust Series 2025-1301 Class E, 7.4782% 8/11/2042 (e)(p)		108,000	110,643
AOA Mortgage Trust Series 2025-1301 Class F, 8.3734% 8/11/2042 (e)(p)		937,000	965,723
Arbor Multifamily Mortgage Securities Trust Series 2021-MF3 Class A5, 2.5747% 10/15/2054 (p)		440,000	394,503
Ares Commercial Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.6916%, 5.3187% 7/15/2041 (e)(g)(p)		430,000	431,075
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 2/15/2043 (e)(g)(p)		540,000	540,169
Ares Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.443%, 5.0701% 10/15/2034 (e)(g)(p)		680,000	681,700
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A, CME Term SOFR 1 month Index + 1.227%, 4.855% 12/15/2036 (e)(g)(p)		2,287,360	2,270,205
Atrium Hotel Portfolio Trust Series 2024-ATRM Class A, 5.5895% 11/10/2029 (e)(p)		410,000	412,273
Atrium Hotel Portfolio Trust Series 2024-ATRM Class E, 9.5201% 11/10/2029 (e)(p)		84,000	86,734
Atrium Hotel Portfolio Trust Series 2025-ATRM Class A, CME Term SOFR 1 month Index + 1.65%, 5.2771% 8/15/2042 (e)(g)(p)		209,000	210,276
Atrium Hotel Portfolio Trust Series 2025-ATRM Class F, CME Term SOFR 1 month Index + 5.5%, 9.1271% 8/15/2042 (e)(g)(p)		447,000	449,358
Atrium Hotel Portfolio Trust Series 2025-ATRM Class G, CME Term SOFR 1 month Index + 6.75%, 10.3771% 8/15/2042 (e)(g)(p)		83,000	83,284
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (p)		3,494,774	3,416,809
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (p)		752,000	725,304
BAMLL Commercial Mortgage Securities Trust Series 2024-BHP Class A, CME Term SOFR 1 month Index + 2.35%, 5.9771% 8/15/2039 (e)(g)(p)		280,000	281,032
BAMLL Commercial Mortgage Securities Trust Series 2025-ASHF Class A, CME Term SOFR 1 month Index + 1.85%, 5.478% 2/15/2042 (e)(g)(p)		746,000	747,642
BAMLL Commercial Mortgage Securities Trust Series 2025-ASHF Class E, CME Term SOFR 1 month Index + 5.25%, 8.878% 2/15/2042 (e)(g)(p)		300,000	301,615
BAMLL Re-REMIC Trust Series 2024-FRR2 Class C, 1.2085% 7/27/2050 (e)(p)		6,500,000	6,178,825
BAMLL Re-REMIC Trust Series 2024-FRR2 Class D, 1.211% 7/27/2050 (e)(p)		4,000,000	3,751,522
BAMLL Re-REMIC Trust Series 2024-FRR3 Class D, 0.5512% 1/27/2050 (e)(p)		3,000,000	2,858,081
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060		21,891	21,845
BANK Series 2019-BN19 Class A3, 3.183% 8/15/2061		292,553	277,189
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052		3,698,123	3,482,227
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052		838,000	788,609
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052		284,743	276,976
BANK Series 2020-BN25 Class XB, 0.5286% 1/15/2063 (e)(t)		5,200,000	82,958
BANK Series 2020-BN28 Class A3, 1.584% 3/15/2063		8,715,000	7,751,164
BANK Series 2021-BN31 Class XB, 0.9737% 2/15/2054 (e)(t)		7,000,000	224,273
BANK Series 2021-BN32 Class A4, 2.349% 4/15/2054		20,000,000	18,154,330
BANK Series 2021-BN33 Class A4, 2.27% 5/15/2064		9,000,000	8,146,779
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (e)(t)		12,193,358	439,949
BANK Series 2021-BN34 Class XB, 0.6183% 6/15/2063 (e)(t)		171,794,000	3,749,902
BANK Series 2021-BN35 Class C, 2.902% 6/15/2064		123,000	103,157
BANK Series 2022-BNK44 Class A5, 5.743% 11/15/2055 (e)		1,700,000	1,764,041
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056		2,500,000	2,592,406
BANK5 Series 2025-5YR19 Class XB, 0.8097% 12/15/2058 (e)(t)		8,800,000	234,356
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059		1,500,000	1,540,414
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (p)		4,764,579	4,709,349
Bay Mortgage Trust Series 2025-LIVN Class A, CME Term SOFR 1 month Index + 1.8%, 5.427% 5/15/2035 (e)(g)(p)		1,123,000	1,123,000
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.3688% 11/25/2035 (e)(g)(p)		9,189	9,074
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.3538% 1/25/2036 (e)(g)(p)		21,772	20,877
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.4438% 1/25/2036 (e)(g)(p)		7,126	6,847
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1038% 12/25/2036 (e)(g)(p)		45,235	43,360
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1038% 3/25/2037 (e)(g)(p)		11,151	10,707
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.1038% 7/25/2037 (e)(g)(p)		38,983	36,611
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.1788% 7/25/2037 (e)(g)(p)		35,985	33,595
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.2538% 7/25/2037 (e)(g)(p)		12,248	11,387
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.1338% 7/25/2037 (e)(g)(p)		12,813	12,211
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.1638% 7/25/2037 (e)(g)(p)		6,790	6,321
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.2088% 7/25/2037 (e)(g)(p)		7,263	6,696
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.2538% 7/25/2037 (e)(g)(p)		11,632	10,895
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.4488% 7/25/2037 (e)(g)(p)		18,363	17,177
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.5988% 7/25/2037 (e)(g)(p)		16,199	16,126
BBCCRE Trust Series 2015-GTP Class A, 3.966% 8/10/2033 (p)		269,397	251,495
BBCMS Mortgage Trust Series 2018-TALL Class A, CME Term SOFR 1 month Index + 0.872%, 4.547% 3/15/2037 (e)(g)(p)		525,000	497,743
BBCMS Mortgage Trust Series 2019-C4 Class A4, 2.661% 8/15/2052		3,151,227	3,000,160
BBCMS Mortgage Trust Series 2021-C9 Class A4, 2.021% 2/15/2054		9,673,213	8,658,756
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055		18,000	17,408
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5061% 9/15/2056 (e)		1,600,000	1,660,401
BBCMS Mortgage Trust Series 2024-5C29 Class XB, 1.2357% 9/15/2057 (e)(t)		147,436,000	4,535,470
BBCMS Mortgage Trust Series 2025-C35 Class AS, 5.843% 7/15/2058		101,000	103,411
BBCMS Mortgage Trust Series 2025-C35 Class D, 4.5% 7/15/2058 (p)		111,000	85,990
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058		11,000	11,150
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069		2,700,000	2,766,749
Benchmark Mortgage Trust Series 2018-B2 Class A4, 3.6147% 2/15/2051		3,500,000	3,456,992
Benchmark Mortgage Trust Series 2018-B4 Class A2, 3.976% 7/15/2051		1,329,750	1,325,794
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051		949,000	937,235
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062		2,373,000	2,307,704
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.1466% 8/15/2052 (e)(t)		33,162,730	739,413
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057		7,629,000	7,198,476
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8792% 12/15/2062 (e)(t)		19,533,685	342,998
Benchmark Mortgage Trust Series 2020-B16 Class A4, 2.483% 2/15/2053		3,200,000	2,972,596
Benchmark Mortgage Trust Series 2020-B18 Class A4, 1.672% 7/15/2053		10,000,000	8,907,034
Benchmark Mortgage Trust Series 2020-B19 Class A3, 1.787% 9/15/2053		5,800,000	5,724,478
Benchmark Mortgage Trust Series 2020-B19 Class A4, 1.546% 9/15/2053		12,500,000	11,411,789
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053		1,900,000	1,692,994
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053		69,000	60,980
Benchmark Mortgage Trust Series 2020-B22 Class A4, 1.685% 1/15/2054		3,175,000	2,840,817
Benchmark Mortgage Trust Series 2021-B23 Class A4A1, 1.823% 2/15/2054		2,000,000	1,757,205
Benchmark Mortgage Trust Series 2021-B24 Class A4, 2.2638% 3/15/2054		5,800,000	5,251,334
Benchmark Mortgage Trust Series 2021-B26 Class A4, 2.295% 6/15/2054		8,800,000	7,964,985
Benchmark Mortgage Trust Series 2023-V2 Class A3, 5.8118% 5/15/2055		13,000,000	13,224,445
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057		4,400,000	4,497,234
Benchmark Mortgage Trust Series 2025-V14 Class A4, 5.6599% 4/15/2057		10,700,000	10,997,897
Benchmark Mortgage Trust Series 2025-V18 Class XB, 0.6346% 10/15/2058 (e)(p)(t)		28,892,000	517,167
Benchmark Mortgage Trust Series 2025-V19 Class A3, 5.249% 1/15/2058 (e)		10,600,000	10,766,262
Benchmark Mortgage Trust Series 2026-V21 Class A3, 5.1269% 3/15/2059		10,300,000	10,417,735
Benchmark Mortgage Trust Series 2026-V21 Class XB, 0.856% 3/15/2059 (e)(t)		11,700,000	362,163
Benchmark Mortgage Trust Series 2026-V22 Class A3, 5.468% 5/15/2059		8,000,000	8,195,440
BFLD Commercial Mortgage Trust Series 2024-UNIV Class A, CME Term SOFR 1 month Index + 1.4925%, 5.1196% 11/15/2041 (e)(g)(p)		210,000	210,197
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2666% 11/15/2041 (e)(g)(p)		134,000	134,126
BFLD Commercial Mortgage Trust Series 2025-5MW Class A, 4.83% 10/10/2042 (e)(p)		161,000	159,627
BFLD Commercial Mortgage Trust Series 2025-5MW Class E, 8.1764% 10/10/2042 (e)(p)		15,000	15,290
BFLD Commercial Mortgage Trust Series 2025-660F Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 11/15/2042 (e)(g)(p)		614,000	615,534
BFLD Commercial Mortgage Trust Series 2025-660F Class D, CME Term SOFR 1 month Index + 2.75%, 6.3771% 11/15/2042 (e)(g)(p)		68,000	68,298
BFLD Trust Series 2024-WRHS Class A, CME Term SOFR 1 month Index + 1.4921%, 5.1192% 7/15/2039 (e)(g)(l)(p)		834,297	834,297
BFLD Trust Series 2025-EWEST Class A, CME Term SOFR 1 month Index + 1.55%, 5.1771% 6/15/2042 (e)(g)(p)		734,000	734,458
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A, CME Term SOFR 1 month Index + 1.85%, 5.4771% 8/15/2042 (e)(g)(p)		625,000	625,784
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (e)(g)(p)		8,921,000	8,891,119
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (e)(g)(p)		2,283,051	2,285,905
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5B13, 2.156% 5/25/2052 (e)(p)		4,000,000	3,589,324
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5D1, 0% 5/25/2052 (p)(u)		4,000,000	3,116,788
BMD2 Re-Remic Trust Series 2019-FRR1 Class 6C, 0% 5/25/2052 (p)(u)		4,200,000	3,349,967
BMO Mortgage Trust Series 2022-C1 Class A4, 3.119% 2/17/2055		6,200,000	5,662,323
BMO Mortgage Trust Series 2023-5C1 Class A3, 6.534% 8/15/2056		10,000,000	10,294,477
BMO Mortgage Trust Series 2023-C5 Class A2, 6.5176% 6/15/2056		8,097,425	8,230,909
BMO Mortgage Trust Series 2025-5C12 Class A3, 5.18% 10/15/2058		17,950,000	18,149,651
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9679% 10/15/2058 (e)(t)		5,700,000	178,389
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058		3,200,000	3,186,059
BMO Mortgage Trust Series 2026-5C14 Class XB, 0.6493% 3/15/2059 (e)(t)		52,600,000	1,607,140
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (e)(g)(p)		4,040,000	4,042,525
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2687% 6/15/2041 (e)(g)(p)		1,590,000	1,591,491
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4684% 6/15/2041 (e)(g)(p)		1,060,000	1,061,988
BMP Commercial Mortgage Trust Series 2024-MF23 Class D, CME Term SOFR 1 month Index + 2.3905%, 6.0176% 6/15/2041 (e)(g)(p)		1,463,000	1,467,572
BMP Commercial Mortgage Trust Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0161% 6/15/2041 (e)(g)(p)		124,000	124,009
BOCA Commercial Mortgage Trust Series 2025-BOCA Class A, CME Term SOFR 1 month Index + 1.6%, 5.2271% 12/15/2042 (e)(g)(p)		6,570,000	6,578,213
Bos Trust Series 2026-LYRK Class A, 5.2214% 5/11/2041 (e)(p)		226,000	224,548
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (e)(p)		100,000	100,949
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (e)(p)		500,000	508,536
BPR Commercial Mortgage Trust Series 2025-STAR Class A, 5.112% 11/5/2042 (e)(p)		190,000	188,792
BPR Trust Series 2023-STON Class A, 7.497% 12/5/2039 (p)		304,000	311,944
BPR Trust Series 2024-PMDW Class A, 5.358% 11/5/2041 (e)(p)		40,000	40,429
BRCK Trust Series 2025-830B Class A, 4.9556% 12/10/2042 (e)(p)		242,000	239,769
BRCK Trust Series 2025-830B Class E, 7.5058% 12/10/2042 (e)(p)		388,000	394,774
BRCK Trust Series 2025-830B Class F, 8.4001% 12/10/2042 (e)(p)		194,000	197,569
BRES Commercial Mortgage Trust Series 2025-ATCAP Class A, CME Term SOFR 1 month Index + 1.4938%, 5.1209% 11/15/2042 (e)(g)(p)		393,000	392,663
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (e)(g)(p)		9,150,000	9,150,000
BSTN Commercial Mortgage Trust Series 2025-1C Class C, 6.4441% 6/15/2044 (e)(p)		344,000	352,354
BSTN Commercial Mortgage Trust Series 2025-1C Class D, 6.9407% 6/15/2044 (e)(p)		335,000	342,119
BWAY Mortgage Trust Series 2013-1515 Class A2, 3.4543% 3/10/2033 (p)		79,476	76,486
BWAY Mortgage Trust Series 2013-1515 Class F, 4.0578% 3/10/2033 (e)(p)		146,276	127,606
BWAY Mortgage Trust Series 2025-1535 Class A, 6.5193% 5/5/2042 (e)(p)		62,000	62,764
BX 2019 Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (e)(p)		4,140,000	3,829,994
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5165% 6/15/2041 (e)(g)(p)		211,090	208,980
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.565% 6/15/2041 (e)(g)(p)		374,205	370,557
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (e)(g)(p)		4,905,000	4,880,475
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (e)(g)(p)		14,214,475	14,192,278
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (e)(g)(p)		1,408,338	1,403,060
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1704% 3/15/2030 (e)(g)(p)		1,984,783	1,977,344
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.5684% 3/15/2030 (e)(g)(p)		698,867	698,867
BX 2025-VLT6 Trust Series 2025-VLT6 Class A, CME Term SOFR 1 month Index + 1.4432%, 5.0703% 3/15/2042 (e)(g)(p)		275,000	274,570
BX 2025-VLT6 Trust Series 2025-VLT6 Class B, CME Term SOFR 1 month Index + 1.8926%, 5.5197% 3/15/2042 (e)(g)(p)		3,300,000	3,283,500
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (e)(g)(p)		7,448,065	7,452,720
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6733% 4/15/2034 (e)(g)(p)		2,920,073	2,914,975
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9733% 4/15/2034 (e)(g)(p)		4,464,000	4,452,286
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2733% 4/15/2034 (e)(g)(p)		2,952,000	2,942,948
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5733% 4/15/2034 (e)(g)(p)		3,099,000	3,088,133
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (e)(g)(p)		8,126,000	8,123,461
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6403% 10/15/2036 (e)(g)(p)		1,201,000	1,198,422
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8401% 10/15/2036 (e)(g)(p)		1,607,000	1,603,441
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0398% 10/15/2036 (e)(g)(p)		1,560,000	1,554,765
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.689% 10/15/2036 (e)(g)(p)		5,425,000	5,406,783
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (e)(g)(p)		2,843,338	2,844,227
BX Commercial Mortgage Trust Series 2024-AIR2 Class A, CME Term SOFR 1 month Index + 1.4923%, 5.1203% 10/15/2041 (e)(g)(p)		6,109,978	6,129,071
BX Commercial Mortgage Trust Series 2024-AIRC Class A, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 8/15/2041 (e)(g)(p)		4,708,307	4,728,905
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (e)(g)(p)		1,345,559	1,348,082
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 5.2694% 12/15/2039 (e)(g)(p)		113,698	113,982
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (e)(p)		5,420,489	5,425,571
BX Commercial Mortgage Trust Series 2024-MF Class A, CME Term SOFR 1 month Index + 1.4416%, 5.0687% 2/15/2039 (e)(g)(p)		115,109	115,253
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.3654% 2/15/2039 (e)(g)(p)		154,069	153,625
BX Commercial Mortgage Trust Series 2024-PALM Class A, CME Term SOFR 1 month Index + 1.541%, 5.1681% 6/15/2037 (e)(g)(p)		574,751	574,930
BX Commercial Mortgage Trust Series 2024-PALM Class D, CME Term SOFR 1 month Index + 2.64%, 6.2671% 6/15/2037 (e)(g)(p)		2,008,065	2,004,693
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (e)(g)(p)		12,230,627	12,249,737
BX Commercial Mortgage Trust Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.3169% 3/15/2041 (e)(g)(p)		681,100	682,164
BX Commercial Mortgage Trust Series 2025-BCAT Class A, CME Term SOFR 1 month Index + 1.38%, 5.0071% 8/15/2042 (e)(g)(p)		311,145	311,437
BX Commercial Mortgage Trust Series 2025-BCAT Class B, CME Term SOFR 1 month Index + 1.55%, 5.1771% 8/15/2042 (e)(g)(p)		94,286	94,344
BX Commercial Mortgage Trust Series 2025-BCAT Class C, CME Term SOFR 1 month Index + 1.9%, 5.5271% 8/15/2042 (e)(g)(p)		94,286	94,581
BX Commercial Mortgage Trust Series 2025-BCAT Class E, CME Term SOFR 1 month Index + 3.5%, 7.1271% 8/15/2042 (e)(g)(p)		255,516	256,474
BX Commercial Mortgage Trust Series 2025-COPT Class A, CME Term SOFR 1 month Index + 1.75%, 5.3771% 8/15/2042 (e)(g)(p)		1,595,000	1,597,991
Bx Commercial Mortgage Trust Series 2025-JDI Class A, CME Term SOFR 1 month Index + 1.4%, 5.4% 11/15/2042 (e)(g)(p)		841,186	842,763
Bx Commercial Mortgage Trust Series 2025-JDI Class E, CME Term SOFR 1 month Index + 3.4%, 7.0271% 11/15/2042 (e)(g)(p)		152,943	153,516
BX Commercial Mortgage Trust Series 2026-AHP Class A, CME Term SOFR 1 month Index + 1.25%, 0% 6/15/2043 (e)(g)(p)		400,000	400,250
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (e)(g)(p)		6,912,635	6,903,995
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (e)(g)(p)		810,624	808,597
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6271% 3/15/2043 (e)(g)(p)		237,580	236,393
BX Trust Series 2020-VIV3 Class B, 3.662% 3/9/2044 (e)(p)		2,763,000	2,596,458
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 4.9915% 11/15/2038 (e)(g)(p)		514,675	514,995
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.3774% 10/15/2026 (e)(g)(p)		1,575,697	1,575,204
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5671% 4/15/2037 (e)(g)(p)		2,788,100	2,789,843
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9171% 4/15/2037 (e)(g)(p)		629,300	629,890
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4661% 4/15/2037 (e)(g)(p)		526,399	527,221
BX Trust Series 2022-LBA6 Class A, CME Term SOFR 1 month Index + 1%, 4.6271% 1/15/2039 (e)(g)(p)		6,750,000	6,747,891
BX Trust Series 2024-BRBK Class A, CME Term SOFR 1 month Index + 2.8796%, 6.5047% 10/15/2041 (e)(g)(p)		460,000	462,297
BX Trust Series 2024-BRBK Class B, CME Term SOFR 1 month Index + 3.9266%, 7.5517% 10/15/2041 (e)(g)(p)		559,000	561,094
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (e)(g)(p)		7,255,929	7,264,999
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3186% 4/15/2041 (e)(g)(p)		1,138,200	1,139,623
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5683% 4/15/2041 (e)(g)(p)		945,000	946,181
BX Trust Series 2024-CNYN Class D, CME Term SOFR 1 month Index + 2.6901%, 6.3172% 4/15/2041 (e)(g)(p)		1,052,100	1,053,415
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3157% 4/15/2041 (e)(g)(p)		102,900	102,490
BX Trust Series 2024-VLT4 Class A, CME Term SOFR 1 month Index + 1.4914%, 5.1185% 6/15/2041 (e)(g)(p)		862,591	862,591
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (e)(g)(p)		5,850,020	5,864,408
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4186% 2/15/2039 (e)(g)(p)		684,900	686,184
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7667% 2/15/2039 (e)(g)(p)		311,681	312,753
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8152% 2/15/2039 (e)(g)(p)		167,828	167,793
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (e)(g)(p)		1,907,500	1,910,480
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.568% 3/15/2041 (e)(g)(p)		2,532,600	2,536,557
BX Trust Series 2025-ARIA Class A, 5.0311% 12/13/2042 (e)(p)		6,720,000	6,746,233
BX Trust Series 2025-LIFE Class A, 6.0797% 6/13/2047 (e)(p)		689,000	684,942
BX Trust Series 2025-LUNR Class A, 5.1271% 6/15/2040 (e)(p)		66,152	66,276
BX Trust Series 2025-OMG Class A, CME Term SOFR 1 month Index + 1.35%, 4.978% 10/15/2042 (e)(g)(p)		250,000	250,156
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (e)(g)(p)		1,915,000	1,916,793
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9271% 6/15/2035 (e)(g)(p)		897,000	891,399
BX Trust Series 2025-VLT7 Class B, CME Term SOFR 1 month Index + 2%, 5.6271% 7/15/2044 (e)(g)(p)		1,175,000	1,175,367
BX Trust Series 2025-VOLT Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 12/15/2044 (e)(g)(p)		1,133,000	1,133,708
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (e)(p)		4,138,000	4,138,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (e)(g)(p)		3,509,000	3,517,773
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.75% 5/15/2038 (e)(g)(p)		250,000	251,562
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (p)		6,883,753	6,903,113
BX Trust Series 2026-PNDA Class A, CME Term SOFR 1 month Index + 1.3%, 4.95% 5/15/2043 (e)(g)(p)		1,340,000	1,343,350
CALI Mortgage Trust Series 2024-SUN Class A, CME Term SOFR 1 month Index + 1.8911%, 5.529% 7/15/2041 (e)(g)(p)		320,000	320,800
CAMB Commercial Mortgage Trust Series 2021-CX2 Class A, 2.7% 11/10/2046 (p)		4,000,000	3,453,695
CCUBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.283% 11/15/2050		3,909,496	3,842,631
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050		2,612,512	2,577,849
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050		1,000,000	987,416
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (e)(p)		4,049,000	4,052,109
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (p)		16,181,334	13,518,031
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (p)		6,302,916	5,200,366
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (p)		8,232,734	6,551,566
CF Series 2019-CF2 Class A4, 2.6236% 11/15/2052		705,725	667,090
CFCRE Commercial Mortgage Trust Series 2011-C2 Class D, 5.2492% 12/15/2047 (e)(p)		27,089	26,660
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2, 2.95% 11/10/2049		62,308	62,239
CFMT Trust Series 2021-FRR1 Class AK99, 0% 9/29/2029 (p)		5,353,696	4,291,602
CFMT Trust Series 2021-FRR1 Class BK58, 2.3693% 9/29/2029 (e)(p)		327,366	319,892
CFMT Trust Series 2021-FRR1 Class BK98, 0% 8/29/2029 (p)		2,368,616	1,860,374
CFMT Trust Series 2021-FRR1 Class BK99, 0% 9/29/2029 (p)		447,606	329,821
CFSP Mortgage Trust Series 2024-AHP1 Class A, 6.5% 4/15/2037		557,979	534,176
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050		838,078	827,970
CHI Commercial Mortgage Trust Series 2025-110W Class A, 5.1022% 12/13/2040 (e)(p)		332,000	329,830
CHI Commercial Mortgage Trust Series 2025-110W Class D, 6.6286% 12/13/2040 (e)(p)		214,000	208,485
CIP Commercial Mortgage Trust Series 2025-SBAY Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 10/15/2037 (e)(g)(p)		926,000	927,158
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3771% 10/15/2037 (e)(g)(p)		527,000	528,883
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6772% 12/10/2049 (e)(t)		11,005,654	7,920
COMM Mortgage Trust Series 2016-COR1 Class A3, 2.826% 10/10/2049		5,653,471	5,626,364
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050		4,000,000	3,963,362
COMM Mortgage Trust Series 2017-COR2 Class A3, 3.51% 9/10/2050		11,380,000	11,252,593
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050		254,433	252,971
COMM Mortgage Trust Series 2018-HOME Class A, 3.9422% 4/10/2033 (e)(p)		699,201	683,995
COMM Mortgage Trust Series 2024-277P Class A, 6.338% 8/10/2044 (p)		1,800,000	1,868,290
COMM Mortgage Trust Series 2024-277P Class X, 0.8943% 8/10/2044 (e)(p)(t)		5,900,000	123,542
COMM Mortgage Trust Series 2024-CBM Class A2, 5.867% 12/10/2041 (e)(p)		110,000	110,007
COMM Mortgage Trust Series 2024-WCL1 Class A, CME Term SOFR 1 month Index + 1.841%, 5.4681% 6/15/2041 (e)(g)(p)		400,000	401,248
COMM Mortgage Trust Series 2024-WCL1 Class B, CME Term SOFR 1 month Index + 2.59%, 6.2171% 6/15/2041 (e)(g)(p)		237,000	236,926
COMM Mortgage Trust Series 2025-167G Class A, 5.5027% 8/10/2040 (p)		160,000	157,357
COMM Mortgage Trust Series 2025-167G Class E, 8.4745% 8/10/2040 (e)(p)		125,000	123,482
COMM Mortgage Trust Series 2025-167G Class F, 9.4639% 8/10/2040 (e)(p)		108,000	106,715
COMM Mortgage Trust Series 2025-SBX Class B, 5.5488% 8/10/2041 (e)(p)		74,000	73,283
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052		3,181,000	3,150,224
Cone Trust Series 2024-DFW1 Class A, CME Term SOFR 1 month Index + 1.6417%, 5.2688% 8/15/2041 (e)(g)(p)		320,000	318,700
Cone Trust Series 2024-DFW1 Class D, CME Term SOFR 1 month Index + 3.0397%, 6.6668% 8/15/2041 (e)(g)(p)		43,000	42,767
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5156% 8/15/2041 (e)(g)(p)		315,000	312,856
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class A, CME Term SOFR 1 month Index + 1.1814%, 4.8084% 6/15/2034 (g)(p)		97,725	97,279
CRSNT Trust Series 2026-MOON Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (e)(g)(p)		700,000	699,563
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A2, 2.4862% 3/15/2054		14,682,258	13,539,472
CSMC Series 2022-LION Class A, CME Term SOFR 1 month Index + 3.4395%, 7.0665% 2/15/2027 (e)(g)(p)		146,000	145,162
CSMC Trust Series 2014-USA Class A2, 3.953% 9/15/2037 (p)		5,001,000	4,624,746
CSMC Trust Series 2014-USA Class D, 4.3733% 9/15/2037 (p)		3,944,000	3,312,905
CSMC Trust Series 2021-ADV Class A, CME Term SOFR 1 month Index + 1.5145%, 5.1425% 7/15/2038 (e)(g)(p)		500,000	431,026
CSMC Trust Series 2021-BHAR Class A, CME Term SOFR 1 month Index + 1.2645%, 4.8925% 11/15/2038 (e)(g)(l)(p)		228,000	225,934
CSTL Commercial Mortgage Trust Series 2024-GATE Class A, 4.7644% 11/10/2041 (e)(p)		156,000	155,452
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class A, 4.7125% 11/10/2042 (e)(p)		110,000	107,728
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class D, 5.8165% 11/10/2042 (e)(p)		200,000	195,984
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class E, 6.5666% 11/10/2042 (e)(p)		5,495,000	5,396,801
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.851% 2/10/2043 (e)(p)		1,100,000	1,086,911
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.5542% 2/10/2043 (e)(p)		1,011,000	991,311
DBC Mortgage Trust Series 2025-DBC Class A, CME Term SOFR 1 month Index + 1.35%, 4.978% 11/15/2042 (e)(g)(p)		1,170,000	1,170,366
DBC Mortgage Trust Series 2025-DBC Class C, CME Term SOFR 1 month Index + 2.05%, 5.678% 11/15/2042 (e)(g)(p)		251,000	251,392
DBGS Mortgage Trust Series 2024-SBL Class A, CME Term SOFR 1 month Index + 1.8821%, 5.5101% 8/15/2034 (e)(g)(l)(p)		623,973	623,583
DBSG Mortgage Trust Series 2024-ALTA Class A, 6.1438% 6/10/2037 (e)(p)		121,211	122,050
DBWF Mortgage Trust Series 2016-85T Class A, 3.791% 12/10/2036 (p)		1,390,000	1,378,462
DC Commercial Mortgage Trust Series 2024-HLTN Class A, 5.9335% 4/13/2040 (e)(p)		30,000	30,085
DC Commercial Mortgage Trust Series 2024-HLTN Class F, 10.6641% 4/13/2040 (e)(p)		88,000	86,985
DGWD Trust Series 2025-INFL Class A, CME Term SOFR 1 month Index + 1.6%, 5.2271% 8/15/2035 (e)(g)(p)		100,000	100,209
DK Trust Series 2024-SPBX Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 3/15/2034 (e)(g)(p)		197,000	197,123
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6271% 3/15/2034 (e)(g)(p)		559,000	560,155
DK Trust Series 2025-LXP Class A, CME Term SOFR 1 month Index + 1.593%, 5.2181% 8/15/2037 (e)(g)(p)		394,000	394,493
DK Trust Series 2025-LXP Class D, CME Term SOFR 1 month Index + 2.891%, 6.5161% 8/15/2037 (e)(g)(p)		84,000	84,131
DOLP Trust Series 2021-NYC Class A, 2.956% 5/10/2041 (p)		4,240,000	3,773,338
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (e)(p)		1,752,000	1,761,812
Durst Commercial Mortgage Trust Series 2025-151 Class A, 5.1454% 8/10/2042 (e)(p)		137,000	137,906
Durst Commercial Mortgage Trust Series 2025-151 Class D, 7.0175% 8/10/2042 (e)(p)		52,000	53,648
Elm Trust Series 2024-ELM Class A10, 5.9942% 6/10/2039 (e)(p)		460,000	459,565
Elm Trust Series 2024-ELM Class A15, 5.9942% 6/10/2039 (e)(p)		460,000	459,565
Elm Trust Series 2024-ELM Class E10, 8.0455% 6/10/2039 (e)(p)		514,000	513,109
Elm Trust Series 2024-ELM Class XP10, 0.2423% 6/10/2039 (e)(p)(t)		2,414,000	31
Elm Trust Series 2024-ELM Class XP15, 1.6132% 6/10/2039 (e)(p)(t)		2,185,000	191
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (e)(p)		2,195,000	2,170,408
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (p)		450,232	454,898
Estn Series 2026-TOWN Class A, 5.5376% 5/12/2046 (e)(p)		881,000	886,080
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (e)(g)(p)		4,949,542	4,955,729
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (e)(g)(p)		1,497,672	1,500,949
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4771% 10/15/2042 (e)(g)(p)		558,617	560,537
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (e)(g)(p)		8,101,550	8,109,146
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (e)(g)(p)		866,651	869,901
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2271% 2/15/2043 (e)(g)(p)		378,516	380,645
Fannie Mae Guaranteed REMIC Series 2015-M10 Class A2, 3.092% 4/25/2027		109,456	108,666
Fannie Mae Guaranteed REMIC Series 2016-M7 Class A2, 2.4994% 9/25/2026		88,218	87,979
Fannie Mae Guaranteed REMIC Series 2017-M1 Class A2, 2.4191% 10/25/2026 (e)		185,030	183,759
Fannie Mae Guaranteed REMIC Series 2017-M3 Class A2, 2.5524% 12/25/2026 (e)		256,661	254,429
Fannie Mae Guaranteed REMIC Series 2017-M5 Class A2, 3.1199% 4/25/2029 (e)		389,074	376,892
Fannie Mae Guaranteed REMIC Series 2017-M8 Class A2, 3.061% 5/25/2027		180,135	178,354
Fannie Mae Guaranteed REMIC Series 2017-T1 Class A, 2.898% 6/25/2027		2,877,338	2,838,269
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.473% 7/25/2028 (e)		559,056	549,772
Fannie Mae Guaranteed REMIC Series 2018-M14 Class A2, 3.6966% 8/25/2028 (e)		954,357	939,544
Fannie Mae Guaranteed REMIC Series 2018-M2 Class A2, 3.0257% 1/25/2028 (e)		668,860	655,236
Fannie Mae Guaranteed REMIC Series 2018-M3 Class A2, 3.1766% 2/25/2030 (e)		694,137	666,492
Fannie Mae Guaranteed REMIC Series 2018-M4 Class A2, 3.1691% 3/25/2028 (e)		199,174	195,571
Fannie Mae Guaranteed REMIC Series 2018-M7 Class A2, 3.0337% 3/25/2028 (e)		739,488	725,669
Fannie Mae Guaranteed REMIC Series 2019-M12 Class A2, 2.885% 6/25/2029 (e)		754,381	724,755
Fannie Mae Guaranteed REMIC Series 2019-M7 Class A2, 3.143% 4/25/2029		452,187	437,835
Fannie Mae Guaranteed REMIC Series 2020-M50 Class A2, 1.2% 10/25/2030		136,809	132,870
Fannie Mae Guaranteed REMIC Series 2020-M50 Class X1, 1.9268% 10/25/2030 (e)(t)		2,261,428	63,592
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8073% 10/25/2031 (e)		200,000	176,272
Fannie Mae Guaranteed REMIC Series 2022-M2S Class A2, 3.8816% 8/25/2032 (e)		404,346	388,571
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (e)		600,000	597,917
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4758% 3/25/2033 (e)		800,000	797,539
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035		3,300,000	3,228,308
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (e)		524,410	512,196
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class X2, 2.093% 11/25/2028 (e)(t)		866,384	27,103
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030		9,400,000	9,448,201
Fannie Mae Mortgage pass-thru certificates Series 2026-M10 Class A1, 1.8528% 6/25/2031 (e)		911,287	840,801
Fannie Mae Mortgage pass-thru certificates Series 2026-M10 Class A2, 1.8526% 7/25/2035 (e)		5,204,000	4,404,212
Fannie Mae Mortgage pass-thru certificates Series 2026-M10 Class PS, 1.8526% 7/25/2035 (e)		1,066,000	928,404
Fannie Mae Mortgage pass-thru certificates Series 2026-M10 Class X1, 0.0001% 7/25/2035 (t)		7,181,285	1,072
Fannie Mae Mortgage pass-thru certificates Series 2026-M9 Class A, 1.5704% 1/25/2033 (e)		1,038,339	917,893
Fannie Mae Mortgage pass-thru certificates Series 2026-M9 Class A1, 1.5704% 10/25/2031 (e)		1,033,059	929,822
Fannie Mae Mortgage pass-thru certificates Series 2026-M9 Class A2, 1.5704% 1/25/2033 (e)		4,851,643	4,086,072
Fannie Mae Series 2022-M10 Class A2, 1.9269% 1/25/2032 (e)		8,609,016	7,565,610
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class A, CME Term SOFR 1 month Index + 1.45%, 5.0771% 12/15/2039 (e)(g)(p)		1,930,000	1,933,016
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.2771% 12/15/2039 (e)(g)(p)		137,000	138,676
Freddie Mac MSCR Trust Series 2023-MN7 Class M2, U.S. 30-Day Avg. SOFR Index + 5.7%, 9.3121% 9/25/2043 (e)(g)(p)		1,030,000	1,100,072
Freddie Mac MSCR Trust Series 2025-MN11 Class M2, U.S. 30-Day Avg. SOFR Index + 2.65%, 6.2621% 7/25/2045 (e)(g)(p)		1,875,000	1,862,437
Freddie Mac MSCR Trust Series 2025-MN12 Class M2, U.S. 30-Day Avg. SOFR Index + 2.75%, 6.3621% 11/25/2045 (e)(g)(p)		4,000,000	3,999,990
Freddie Mac MSCR Trust Series 2026-MN13 Class M2, U.S. 30-Day Avg. SOFR Index + 2.95%, 6.5621% 3/25/2046 (e)(g)(p)		4,000,000	4,009,119
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1 Class B1, U.S. 30-Day Avg. SOFR Index + 7.75%, 11.3621% 1/25/2051 (e)(g)(p)		4,000,000	4,385,400
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1 Class M2, U.S. 30-Day Avg. SOFR Index + 3.75%, 7.3621% 1/25/2051 (e)(g)(p)		5,843,281	6,049,996
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K152 Class A2, 3.08% 1/25/2031		258,704	244,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-KS06 Class A2, 2.72% 7/25/2026		79,943	79,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027		194,050	192,481
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027		300,000	296,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027		1,154,754	1,139,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027		5,976,848	5,902,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027		2,100,000	2,071,708
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028		3,600,000	3,550,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028		8,213,404	8,125,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028		1,600,000	1,588,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028		1,200,000	1,188,414
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028		1,500,000	1,489,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-W5FX Class AFX, 3.214% 4/25/2028 (e)		289,920	284,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K095 Class X1, 1.0709% 6/25/2029 (e)(t)		13,210,549	320,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KJ26 Class A2, 2.606% 7/25/2027		140,257	139,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KL05 Class X1P, 1.0243% 6/25/2029 (e)(t)		5,143,082	126,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KS11 Class AFX2, 2.654% 6/25/2029		1,462,765	1,389,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-1515 Class A2, 1.94% 2/25/2035		1,053,190	851,673
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K106 Class X1, 1.4356% 1/25/2030 (e)(t)		56,151,996	2,329,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027		3,100,000	2,996,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KX04 Class XFX, 1.4171% 1/25/2034 (e)(t)		3,273,839	101,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-Q014 Class X, 2.7346% 10/25/2055 (e)(t)		593,710	82,474
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-1520 Class X3, 3.0923% 4/25/2039 (e)(t)		130,186	28,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class X3, 2.8764% 4/25/2031 (e)(t)		375,930	41,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031		1,200,000	1,069,876
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K741 Class X1, 0.6224% 12/25/2027 (e)(t)		130,676,560	934,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028		1,200,000	1,140,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032		9,000,000	8,014,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K142 Class AM, 2.4% 3/25/2032		643,616	573,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032		546,050	491,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class A2, 2.92% 6/25/2032		394,946	362,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class AM, 2.92% 7/25/2032		380,318	347,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-153 Class A2, 3.82% 12/25/2032		731,382	701,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030		2,200,000	2,196,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 3/25/2029 (e)(g)		4,876,772	4,864,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-P015 Class A1, 4.4391% 11/25/2032 (e)		61,745	60,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-Q029 Class A, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1992% 8/25/2027 (e)(g)		866,894	866,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (e)		2,600,000	2,590,914
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (e)		1,700,000	1,689,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (e)		2,200,000	2,195,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 3/25/2030 (e)(g)		3,693,367	3,688,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030		7,200,000	7,200,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (e)		4,800,000	4,779,584
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (e)		700,000	697,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (e)		1,700,000	1,681,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1992% 10/25/2030 (e)		15,292,896	15,266,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (e)(g)		8,994,269	8,981,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032		2,900,000	2,881,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032		6,300,000	6,240,961
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (e)(g)		5,037,709	5,030,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (e)(g)		6,597,133	6,588,151
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (e)(g)		7,799,178	7,794,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (e)(g)		7,699,782	7,691,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (e)		7,199,624	7,199,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1492% 11/25/2030 (e)		6,499,199	6,496,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 1/25/2031 (e)(g)		10,298,307	10,301,411
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (e)		8,099,913	8,099,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (e)(g)		11,200,000	11,199,940
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (e)(g)		5,100,000	5,101,600
FREMF Mortgage Trust Series 2016-K56 Class B, 4.0462% 6/25/2049 (e)(p)		103,827	103,521
FREMF Mortgage Trust Series 2016-K58 Class C, 3.8651% 9/25/2049 (e)(p)		3,090,000	3,075,044
FREMF Mortgage Trust Series 2016-K59 Class B, 3.6777% 11/25/2049 (e)(p)		137,909	137,147
FREMF Mortgage Trust Series 2017-K61 Class C, 3.8221% 12/25/2049 (e)(p)		156,369	154,861
FREMF Mortgage Trust Series 2017-K63 Class B, 3.8796% 2/25/2050 (e)(p)		347,991	345,877
FREMF Mortgage Trust Series 2017-K63 Class C, 4.0123% 2/25/2050 (e)(p)		146,276	145,064
FREMF Mortgage Trust Series 2017-K68 Class B, 3.8397% 10/25/2049 (e)(p)		275,672	271,917
FREMF Mortgage Trust Series 2018-K74 Class B, 4.0939% 2/25/2051 (e)(p)		292,553	287,383
FREMF Mortgage Trust Series 2018-K85 Class C, 4.3202% 12/25/2050 (e)(p)		1,000,000	978,012
FREMF Mortgage Trust Series 2018-KHG1 Class C, 4.0299% 12/25/2027 (e)(p)		971,831	932,386
FREMF Mortgage Trust Series 2018-KSW4 Class B, U.S. 30-Day Avg. SOFR Index + 2.45%, 6.2137% 10/25/2028 (e)(g)(p)		3,949,698	3,873,777
FREMF Mortgage Trust Series 2018-KW06 Class C, 0% 6/25/2028 (p)		365,011	314,107
FREMF Mortgage Trust Series 2018-KW06 Class X2A, 0.1% 6/25/2028 (p)(t)		2,928,072	4,266
FREMF Mortgage Trust Series 2018-KW06 Class X2B, 0.1% 6/25/2028 (p)(t)		486,684	808
FREMF Mortgage Trust Series 2018-KW07 Class C, 0% 10/25/2031 (p)(u)		380,318	311,398
FREMF Mortgage Trust Series 2018-KW07 Class X2A, 0.1% 10/25/2031 (p)(t)		2,900,529	4,883
FREMF Mortgage Trust Series 2018-KW07 Class X2B, 0.1% 10/25/2031 (p)(t)		495,949	951
FREMF Mortgage Trust Series 2019-K736 Class B, 3.8512% 7/25/2026 (e)(p)		905,000	901,828
FREMF Mortgage Trust Series 2019-K98 Class B, 3.8631% 10/25/2052 (e)(p)		321,808	309,756
FREMF Mortgage Trust Series 2019-KBF3 Class C, U.S. 30-Day Avg. SOFR Index + 4.75%, 8.5137% 1/25/2029 (e)(g)(p)		251,399	243,645
FREMF Mortgage Trust Series 2019-KL05 Class BHG, 4.3706% 2/25/2029 (e)(p)		105,465	98,443
FREMF Mortgage Trust Series 2019-KL05 Class CHG, 4.37% 2/25/2029 (p)		339,771	308,002
FREMF Mortgage Trust Series 2019-KW10 Class B, 3.7563% 10/25/2032 (e)(p)		268,271	248,474
FS Series 2026-ORL Class A, CME Term SOFR 1 month Index + 1.35%, 4.9771% 2/15/2041 (e)(g)(p)		500,000	500,313
FS Series 2026-ORL Class E, CME Term SOFR 1 month Index + 3.25%, 6.8771% 2/15/2041 (e)(g)(p)		265,000	265,324
GAM Re-Remic Trust Series 2021-FRR1 Class 1B, 0% 11/29/2050 (p)(u)		5,000,000	4,677,729
GAM Re-Remic Trust Series 2021-FRR1 Class 1D, 0% 11/29/2050 (p)(u)		5,000,000	4,639,949
GAM Re-Remic Trust Series 2021-FRR1 Class 2B, 0% 11/29/2050 (p)(u)		3,400,000	3,105,999
GAM Re-Remic Trust Series 2021-FRR1 Class 2C, 0% 11/29/2050 (p)(u)		4,500,000	4,069,559
GAM Re-Remic Trust Series 2022-FRR3 Class BK89, 0% 1/27/2052 (p)(u)		6,000,000	5,022,016
GGP Trust Series 2026-TY Class A, 4.8255% 3/5/2043 (e)(p)		144,000	142,036
Ginnie Mae Multifamily REMICS Series 2021-2 Class AH, 1.5% 6/16/2063		3,782,257	2,832,361
Ginnie Mae Multifamily REMICS Series 2021-21 Class AH, 1.4% 6/16/2063		2,616,591	1,946,147
Ginnie Mae Multifamily REMICS Series 2021-31 Class B, 1.25% 1/16/2061		2,843,433	2,040,007
Ginnie Mae Multifamily REMICS Series 2021-36 Class IO, 1.2794% 3/16/2063 (e)(t)		12,743,351	1,026,541
Ginnie Mae REMIC pass-thru certificates Series 2023-118 Class BA, 3.7509% 5/16/2065 (e)		1,360,495	1,207,358
Ginnie Mae REMIC pass-thru certificates Series 2023-119 Class AD, 2.25% 4/16/2065		92,328	72,814
Ginnie Mae REMIC pass-thru certificates Series 2023-50 Class AC, 3.25% 9/16/2063 (e)		52,923	46,898
Ginnie Mae Series 2025-126 Class AD, 5% 5/16/2065		151,847	148,077
Ginnie Mae Series 2025-129 Class AB, 4.75% 9/16/2054		110,762	109,101
Ginnie Mae Series 2025-130 Class AL, 4.75% 8/16/2056		110,820	109,150
Ginnie Mae Series 2025-88 Class AT, 5% 6/16/2058		168,407	167,323
GS Mortgage Securities Corp II Series 2019-GC40 Class A3, 2.904% 7/10/2052		4,169,518	3,986,069
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.7892% 10/10/2048 (e)(l)(t)		255,071	145
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050		461,935	458,055
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051		700,000	692,432
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052		909,839	892,958
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052		1,300,000	1,231,719
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053		647,371	629,396
GS Mortgage Securities Trust Series 2020-GSA2 Class A4, 1.721% 12/12/2053		4,940,000	4,413,268
GS Mortgage Securities Trust Series 2023-FUN Class A, CME Term SOFR 1 month Index + 2.0913%, 5.7183% 3/15/2028 (e)(g)(l)(p)		100,000	99,968
GS Mortgage Securities Trust Series 2023-FUN Class B, CME Term SOFR 1 month Index + 2.7903%, 6.4174% 3/15/2028 (e)(g)(l)(p)		1,400,000	1,399,563
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (e)(p)		7,700,000	7,704,077
GS Mortgage Securities Trust Series 2024-RVR Class E, 7.7194% 8/10/2041 (e)(p)		438,000	444,485
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.2751% 11/25/2041 (e)(g)(p)		467,000	467,005
GSAT Trust Series 2025-BMF Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 7/15/2040 (e)(g)(p)		169,000	169,105
GWT Commercial Mortgage Trust Series 2024-WLF2 Class A, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 5/15/2041 (e)(g)(p)		561,000	562,403
Harvest Commercial Capital Loan Trust Series 2024-1 Class A, 6.1635% 10/25/2056		1,444,948	1,462,376
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (e)(g)(l)(p)		920,000	917,125
HIH Trust Series 2024-61P Class A, CME Term SOFR 1 month Index + 1.842%, 5.4691% 10/15/2041 (e)(g)(p)		160,879	161,382
HIH Trust Series 2024-61P Class C, CME Term SOFR 1 month Index + 2.841%, 6.4681% 10/15/2041 (e)(g)(p)		178,755	179,425
HIH Trust Series 2024-61P Class D, CME Term SOFR 1 month Index + 3.64%, 7.2671% 10/15/2041 (e)(g)(p)		62,564	62,896
Hilt Commercial Mortgage Trust Series 2024-ORL Class A, CME Term SOFR 1 month Index + 1.5412%, 5.1683% 5/15/2037 (e)(g)(p)		492,000	492,154
Hilt Commercial Mortgage Trust Series 2024-ORL Class D, CME Term SOFR 1 month Index + 3.1889%, 6.816% 5/15/2037 (e)(g)(p)		255,000	255,079
HLTN Commercial Mortgage Trust Series 2026-DPLO Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 4/15/2041 (e)(g)(p)		100,000	100,313
HONO Mortgage Trust Series 2021-LULU Class A, CME Term SOFR 1 month Index + 1.2645%, 4.8925% 10/15/2036 (e)(g)(p)		651,409	644,488
Htl Commercial Mortgage Trust Series 2024-T53 Class A, 6.0715% 5/10/2039 (e)(p)		100,000	100,680
Htl Commercial Mortgage Trust Series 2024-T53 Class D, 8.4709% 5/10/2039 (e)(p)		1,503,605	1,523,981
Htl Commercial Mortgage Trust Series 2024-T53 Class E, 10.6022% 5/10/2039 (e)(p)		2,073,000	2,101,675
ILPT Commercial Mortgage Trust Series 2025-LPF2 Class A, 5.292% 7/13/2042 (e)(p)		753,000	757,369
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (p)		2,700,000	2,639,029
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (e)(p)		2,199,000	2,198,656
Investment Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.7419%, 5.369% 11/15/2041 (e)(g)(l)(p)		1,500,000	1,486,875
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class A, CME Term SOFR 1 month Index + 1.693%, 5.321% 3/15/2040 (e)(g)(p)		173,552	173,714
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-NINE Class B, 2.9492% 9/6/2038 (e)(p)		300,000	298,274
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class A, 4.1283% 7/5/2031 (p)		1,700,000	1,419,500
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A, CME Term SOFR 1 month Index + 1.257%, 4.884% 6/15/2035 (e)(g)(p)		484,543	314,963
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (p)		2,700,000	2,558,196
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (p)		919,000	620,307
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (l)(p)		1,414,000	842,616
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (e)(p)(t)		10,000,000	218,705
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2425% 9/15/2029 (e)(g)(p)		2,433,272	2,385,548
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (p)		5,725,000	5,344,458
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.8465%, 4.4736% 4/15/2037 (e)(g)(l)(p)		4,649,411	4,604,370
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class A, 5.1741% 11/9/2039 (e)(p)		2,410,000	2,414,905
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class D, 6.6984% 11/9/2039 (e)(p)		670,000	670,148
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class E, 7.496% 11/9/2039 (e)(p)		1,227,000	1,226,904
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class F, 8.4898% 11/9/2039 (e)(p)		1,051,000	1,050,980
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class A, 5.9904% 10/5/2039 (e)(p)		1,110,000	1,119,269
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050		27,091	26,976
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class A3, 3.7629% 3/10/2052		5,400,000	5,332,624
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049		3,957	3,950
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4, 3.414% 3/15/2050		2,888,587	2,871,718
JPMF1 Multifamily Mortgage Trust 2026-FX1 Series 2026-FX1 Class A3, 5.3085% 5/15/2059		2,750,000	2,786,832
KRE COML Mortgage Trust Series 2025-AIP4 Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 3/15/2042 (e)(g)(p)		54,194	54,109
KSL Commercial Mortgage Trust Series 2024-HT2 Class A, CME Term SOFR 1 month Index + 1.5424%, 5.1695% 12/15/2039 (e)(g)(p)		405,779	405,779
KSL Commercial Mortgage Trust Series 2025-MAK, CME Term SOFR 1 month Index + 4.0895%, 5.5197% 6/15/2042 (e)(g)(p)		97,000	97,272
KSL Commercial Mortgage Trust Series 2025-MAK, CME Term SOFR 1 month Index + 4.0895%, 7.7166% 6/15/2042 (e)(g)(p)		1,035,000	1,031,896
LBA Trust Series 2024-7IND Class A, CME Term SOFR 1 month Index + 1.443%, 5.0701% 10/15/2041 (e)(g)(p)		553,950	554,470
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.2681% 10/15/2041 (e)(g)(p)		141,328	141,637
LEXT Series 2026-450 Class A, CME Term SOFR 1 month Index + 1.35%, 4.9771% 3/15/2043 (e)(g)(p)		263,000	263,657
LEXT Series 2026-450 Class E, CME Term SOFR 1 month Index + 3.7%, 7.3271% 3/15/2043 (e)(g)(p)		650,000	649,994
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (e)(g)(p)		12,656,000	12,165,580
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.421% 5/15/2039 (e)(g)(p)		6,596,000	5,936,400
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7202% 5/15/2039 (e)(g)(p)		3,893,000	3,347,980
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.169% 5/15/2039 (e)(g)(p)		3,460,000	2,716,100
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8415% 3/15/2038 (e)(g)(p)		112,353	111,377
LQR Trust Series 2025-CALI Class E, CME Term SOFR 1 month Index + 3.95%, 7.5771% 1/15/2043 (e)(g)(p)		451,000	450,597
LV Trust Series 2024-SHOW Class A, 5.1043% 10/10/2041 (e)(p)		22,005	22,103
MAC Trust Series 2025-801B Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2040 (e)(g)(p)		191,000	190,914
MAD Commercial Mortgage Trust Series 2025-11MD Class C, 5.6306% 10/15/2042 (e)(p)		2,065,000	2,076,881
Manhattan West Mortgage Trust Series 2026-2MW Class A, 5.4985% 6/10/2048 (e)(p)		1,000,000	1,006,795
Manhattan West Mortgage Trust Series 2026-2MW Class C, 5.9181% 6/10/2048 (e)(p)		500,000	503,207
MCR Mortgage Trust Series 2024-HF1 Class A, CME Term SOFR 1 month Index + 1.793%, 5.4201% 12/15/2041 (e)(g)(p)		1,030,545	1,031,833
MCR Mortgage Trust Series 2024-HTL Class B, CME Term SOFR 1 month Index + 2.4075%, 6.0355% 2/15/2037 (e)(g)(p)		396,401	396,720
MCR Mortgage Trust Series 2024-HTL Class E, CME Term SOFR 1 month Index + 4.6543%, 8.2823% 2/15/2037 (e)(g)(p)		98,294	97,733
MCR Mortgage Trust Series 2024-TWA Class A, 5.924% 6/12/2039 (p)		170,000	171,060
MCR Mortgage Trust Series 2024-TWA Class D, 7.402% 6/12/2039 (p)		240,000	241,031
MCR Mortgage Trust Series 2024-TWA Class E, 8.725% 6/12/2039 (p)		78,000	78,198
MCR Mortgage Trust Series 2024-TWA Class XA, 0.92% 6/12/2039 (p)(t)		783,000	3,542
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (e)(g)(l)(p)		200,000	199,875
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 9/15/2040 (e)(g)(p)		1,200,000	1,197,750
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3, 3.459% 12/15/2049		8,078,104	8,043,826
Morgan Stanley Capital I Inc Series 2021-230P Class B, CME Term SOFR 1 month Index + 1.5634%, 5.1905% 12/15/2038 (e)(g)(p)		30,000	28,200
Morgan Stanley Capital I Trust Series 2014-150E Class A, 3.912% 9/9/2032 (p)		520,000	489,547
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049		13,840,000	13,781,477
Morgan Stanley Capital I Trust Series 2016-UB12 Class A3, 3.337% 12/15/2049		1,812,074	1,802,302
Morgan Stanley Capital I Trust Series 2017-ASHF Class G, CME Term SOFR 1 month Index + 7.197%, 10.825% 11/15/2034 (g)(p)		14,000	14,009
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.525% 8/15/2033 (e)(g)(p)		4,512,912	3,670,803
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051		3,837,000	3,788,805
Morgan Stanley Capital I Trust Series 2019-H6 Class D, 3% 6/15/2052 (p)		17,000	14,092
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.6925% 12/15/2036 (e)(g)(p)		5,200,000	3,946,748
Morgan Stanley Capital I Trust Series 2019-PLND Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 5/15/2036 (e)(g)(p)		400,000	58,324
Morgan Stanley Capital I Trust Series 2021-L6 Class A3, 2.196% 6/15/2054 (e)		7,000,000	6,330,582
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2559% 6/15/2054 (e)(t)		11,181,779	387,560
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (e)(p)		11,505,689	11,289,286
MRCD Mortgage Trust Series 2019-PARK Class E, 2.7175% 12/15/2036 (p)		600,000	406,200
MRCD Mortgage Trust Series 2019-PARK Class F, 2.7175% 12/15/2036 (p)		1,228,000	791,200
MSCR Series 2021-MN3 Class M1, U.S. 30-Day Avg. SOFR Index + 2.3%, 5.9121% 11/25/2051 (e)(g)(p)		37,030	37,049
MSCR Series 2021-MN3 Class M2, U.S. 30-Day Avg. SOFR Index + 4%, 7.6121% 11/25/2051 (e)(g)(p)		6,605,728	6,823,785
MSCR Series 2022-MN4 Class M2, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.1121% 5/25/2052 (e)(g)(p)		182,845	200,416
MSSG Trust Series 2017-237P Class A, 3.397% 9/13/2039 (p)		1,750,000	1,679,943
MSWF Commercial Mortgage Trust Series 2023-2 Class XA, 0.9169% 12/15/2056 (e)(t)		2,166,100	113,617
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0109% 12/15/2056 (e)(p)(t)		1,400,000	241,912
Multi-family1 Series 2021-W10 Class A, CME Term SOFR 1 month Index + 1.0703%, 4.6973% 12/15/2034 (e)(g)(p)		480,000	477,608
Multi-family1 Series 2021-W10 Class B, CME Term SOFR 1 month Index + 1.3703%, 4.9973% 12/15/2034 (e)(g)(p)		400,000	397,508
Multifamily Conn Ave Securities Trust Series 2019-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.3645%, 6.9766% 10/25/2049 (e)(g)(p)		3,406,036	3,439,224
Multifamily Conn Ave Securities Trust Series 2020-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.8645%, 7.4766% 3/25/2050 (e)(g)(p)		3,746,595	3,802,015
Multifamily Conn Ave Securities Trust Series 2023-01 Class M10, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.1121% 11/25/2053 (e)(g)(p)		3,525,000	4,026,582
National Commercial Mortgage Trust 2026-IND Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.35%, 5% 6/15/2043 (e)(g)(p)		272,000	272,425
NCMF Trust Series 2025-MFS Class A, 5.0458% 6/10/2033 (e)(p)		1,466,000	1,456,961
NCMF Trust Series 2025-MFS Class E, 7.529% 6/10/2033 (e)(p)		980,000	982,606
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (e)(p)		842,000	844,805
NJ Trust Series 2023-GSP Class A, 6.6968% 1/6/2029 (e)(p)		143,000	147,087
NRTH Commercial Mortgage Trust Series 2025-PARK Class A, CME Term SOFR 1 month Index + 1.3933%, 5.0204% 10/15/2040 (e)(g)(p)		135,000	135,169
NW Re-Remic Trust Series 2021-FRR1 Class BK88, 2.593% 12/18/2051 (e)(p)		267,686	232,504
NY Commercial Mortgage Trust Series 2025-299P Class B, 6.1254% 2/10/2047 (e)(p)		61,000	62,791
NYC Commercial Mortgage Trust Series 2025-1155 Class A, 5.8329% 6/10/2042 (p)		3,162,000	3,184,899
NYC Commercial Mortgage Trust Series 2025-11X Class A, CME Term SOFR 1 month Index + 1.743%, 5.3701% 10/15/2040 (e)(g)(p)		773,000	775,896
NYC Commercial Mortgage Trust Series 2025-28L Class A, 4.8238% 11/5/2038 (e)(p)		164,000	163,125
NYC Commercial Mortgage Trust Series 2025-300P Class E, 7.388% 7/13/2042 (e)(p)		450,000	448,300
NYC Commercial Mortgage Trust Series 2025-77C Class A, CME Term SOFR 1 month Index + 0%, 4.9493% 1/10/2036 (e)(g)(p)		900,000	892,356
NYC Commercial Mortgage Trust Series 2026-1325 Class A, 5.3314% 5/9/2041 (e)(p)		700,000	696,842
NYC Trust Series 2024-3ELV Class A, CME Term SOFR 1 month Index + 1.9909%, 5.618% 8/15/2029 (e)(g)(p)		100,000	100,000
NYC Trust Series 2024-3ELV Class C, CME Term SOFR 1 month Index + 2.8397%, 6.4668% 8/15/2029 (e)(g)(p)		562,937	560,829
NYC Trust Series 2024-3ELV Class D, CME Term SOFR 1 month Index + 3.8383%, 7.4654% 8/15/2029 (e)(g)(p)		526,000	523,373
NYC Trust Series 2026-9W57 Class A, 5.0529% 6/6/2040 (e)(p)		250,000	249,085
One Bryant Park Trust Series 2019-OBP Class A, 2.5164% 9/15/2054 (p)		4,690,000	4,333,351
One Market Plaza Trust Series 2017-1MKT Class A, 3.6139% 2/10/2032 (p)		3,652,239	3,528,480
One Market Plaza Trust Series 2017-1MKT Class D, 4.1455% 2/10/2032 (p)		100,000	93,635
One New York Plaza Trust Series 2020-1NYP Class A, CME Term SOFR 1 month Index + 1.0645%, 4.6925% 1/15/2036 (e)(g)(p)		293,556	285,116
One New York Plaza Trust Series 2020-1NYP Class AJ, CME Term SOFR 1 month Index + 1.3645%, 4.9925% 1/15/2036 (e)(g)(p)		17,000	16,479
One New York Plaza Trust Series 2020-1NYP Class B, CME Term SOFR 1 month Index + 1.6145%, 5.2425% 1/15/2036 (e)(g)(p)		100,000	95,625
ONNI Commerical Mortgage Trust Series 2024-APT Class A, 5.5674% 7/15/2039 (e)(p)		100,000	100,749
ORL Mortgage Trust Series 2024-GLKS Class A, CME Term SOFR 1 month Index + 1.4925%, 5.1196% 12/15/2039 (e)(g)(p)		280,000	280,525
PCY Series 2026-FCMT Class B, 5.3466% 4/5/2041 (e)(p)		2,075,000	2,068,816
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.5221% 8/10/2042 (e)(p)		94,000	95,087
Penn Commercial Mortgage Trust Series 2025-P11 Class C, 6.7249% 8/10/2042 (e)(p)		142,000	146,567
PGA Trust Series 2024-RSR2 Class A, CME Term SOFR 1 month Index + 1.8909%, 5.518% 6/15/2039 (e)(g)(p)		120,000	119,963
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (e)(g)(p)		8,599,000	8,604,374
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (e)(g)(p)		907,000	907,000
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2771% 3/15/2043 (e)(g)(p)		1,006,000	1,004,743
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7771% 3/15/2043 (e)(g)(p)		192,000	191,520
PRM5 Trust Series 2025-PRM5 Class D, 5.6245% 3/10/2033 (e)(p)		35,000	34,698
Prm7 Trust Series 2025-PRM7 Class E, 6.8391% 11/10/2042 (e)(p)		1,110,000	1,105,562
Prm8 Trust Series 2026-PRM8 Class E, 6.532% 5/10/2041 (e)(p)		200,000	197,037
RFM Re-REMIC Trust Series 2022-FRR1 Class BK55, 0% 3/28/2049 (p)(u)		4,000,000	3,976,618
RFM Re-REMIC Trust Series 2022-FRR1 Class BK64, 1.6442% 3/1/2050 (e)(p)		4,000,000	3,845,180
RFM Re-REMIC Trust Series 2022-FRR1 Class CK64, 0% 3/1/2050 (p)(u)		5,000,000	4,711,728
Rocket Mortgage Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (p)		8,141,372	8,252,579
Rocket Mortgage Trust Series 2024-CNTR Class D, 7.1091% 11/13/2041 (p)		4,500,000	4,676,064
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3, 2.825% 2/13/2053 (p)		921,894	802,153
SBALR Commercial Mortgage Trust Series 2020-RR1 Class XA, 1.2037% 2/13/2053 (e)(p)(t)		1,518,967	51,159
SCG Commercial Mortgage Trust Series 2025-DLFN Class E, CME Term SOFR 1 month Index + 2.95%, 6.5771% 3/15/2035 (e)(g)(p)		199,000	199,498
SCG Mortgage Trust Series 2024-MSP Class A, CME Term SOFR 1 month Index + 1.741%, 5.3681% 4/15/2041 (e)(g)(p)		229,000	228,999
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (e)(g)(p)		2,604,000	2,605,628
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 6.3771% 8/15/2042 (e)(g)(p)		23,000	22,834
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (p)		3,608,779	3,588,084
SDAL Trust Series 2025-DAL Class A, CME Term SOFR 1 month Index + 2.4413%, 6.0684% 4/15/2042 (e)(g)(p)		122,000	122,152
Seasoned Loans Structured Transaction Series 2024-2 Class VF, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2034 (e)(g)(p)		2,631,534	2,678,529
SELF Commercial Mortgage Trust Series 2024-STRG Class A, CME Term SOFR 1 month Index + 1.5423%, 5.1694% 11/15/2034 (e)(g)(p)		17,040	17,048
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8156% 11/15/2034 (e)(g)(p)		135,100	134,667
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8141% 11/15/2034 (e)(g)(p)		108,500	107,825
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2A, 3.659% 1/5/2043 (e)(p)		8,132,000	7,099,936
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2B, 4.144% 1/5/2043 (e)(p)		4,000,000	3,488,889
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (e)(p)		72,000	53,656
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (e)(p)		4,349,000	4,324,775
SHR Trust Series 2024-LXRY Class A, CME Term SOFR 1 month Index + 1.95%, 5.5771% 10/15/2041 (e)(g)(p)		498,000	498,310
SHR Trust Series 2024-LXRY Class B, CME Term SOFR 1 month Index + 2.45%, 6.0771% 10/15/2041 (e)(g)(p)		847,000	847,529
SLG Commercial Mortgage Trust Series 2026-PAT Class A, 4.9279% 2/15/2039 (e)(p)		533,000	526,864
SLG Office Trust Series 2026-OMA Class C, 5.4523% 4/15/2041 (e)(p)		4,650,000	4,653,827
SLG Office Trust Series 2026-OMA Class D, 5.7926% 4/15/2041 (e)(p)		3,500,000	3,510,095
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 5.578% 1/15/2039 (e)(g)(p)		1,820,000	1,817,725
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.978% 1/15/2039 (e)(g)(p)		2,500,000	2,450,000
SREIT Trust Series 2021-MFP2 Class C, CME Term SOFR 1 month Index + 1.4852%, 5.1122% 11/15/2036 (e)(g)(l)(p)		235,000	234,927
SUMIT Mortgage Trust Series 2022-BVUE Class A, 2.789% 2/12/2041 (p)		340,000	310,747
SWCH Commercial Mortgage Trust Series 2025-DATA Class A, CME Term SOFR 1 month Index + 1.4429%, 5.07% 2/15/2042 (e)(g)(p)		4,650,000	4,620,938
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (e)(g)(p)		5,942,000	5,945,719
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (e)(g)(p)		1,606,000	1,605,998
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.619% 12/15/2039 (e)(g)(p)		962,000	963,202
Texas Coml Mortgage Trust Series 2025-TWR Class B, CME Term SOFR 1 month Index + 1.5927%, 5.2198% 4/15/2042 (e)(g)(p)		3,300,000	3,295,875
The Baha Trust Series 2024-MAR Class A, 5.9717% 12/10/2041 (e)(p)		4,302,000	4,399,996
The Baha Trust Series 2024-MAR Class B, 6.8414% 12/10/2041 (e)(p)		337,000	347,486
The Baha Trust Series 2024-MAR Class C, 7.7663% 12/10/2041 (e)(p)		827,000	852,337
The Baha Trust Series 2024-MAR Class D, 8.9073% 12/10/2041 (e)(p)		127,000	132,901
THPT Mortgage Trust Series 2023-THL Class A, 7.2271% 12/10/2034 (e)(p)		83,365	83,778
TYSN Mortgage Trust Series 2023-CRNR Class A, 6.7991% 12/10/2033 (e)(p)		100,000	103,475
UBS Commercial Mortgage Trust Series 2017-C4 Class AS, 3.836% 10/15/2050		1,690,000	1,644,700
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1149% 12/15/2050 (e)(t)		12,795,986	150,547
UBS Commercial Mortgage Trust Series 2018-C13 Class A3, 4.0694% 10/15/2051		3,925,650	3,891,173
UBS Commercial Mortgage Trust Series 2019-C17 Class A3, 2.6686% 10/15/2052		1,064,953	1,003,973
UNIV Trust Series 2025-APTS Class A, CME Term SOFR 1 month Index + 1.65%, 5.2771% 11/15/2042 (e)(g)(p)		757,000	755,109
UNIV Trust Series 2025-APTS Class B, CME Term SOFR 1 month Index + 2.25%, 5.8771% 11/15/2042 (e)(g)(p)		100,000	99,625
VEGAS Trust Series 2024-GCS Class C, 6.4237% 7/10/2036 (e)(p)		490,000	496,339
VEGAS Trust Series 2024-GCS Class D, 6.4237% 7/10/2036 (e)(p)		471,000	470,561
Velocity Commercial Capital Loan Trust Series 2020-1 Class AFX, 2.61% 2/25/2050 (p)		118,638	111,410
Velocity Commercial Capital Loan Trust Series 2022-1 Class M4, 5.2% 2/25/2052 (e)(p)		68,459	56,973
Velocity Commercial Capital Loan Trust Series 2022-1 Class M5, 9.6387% 1/25/2053 (e)(p)		107,030	102,727
Velocity Commercial Capital Loan Trust Series 2022-4 Class M4, 7.5147% 8/25/2052 (e)(p)		62,416	59,223
Velocity Commercial Capital Loan Trust Series 2023-1 Class A, 6.55% 1/25/2054 (p)		201,919	204,877
Velocity Commercial Capital Loan Trust Series 2024-5 Class A, 5.49% 10/25/2054 (e)(p)		151,087	150,754
Velocity Commercial Capital Loan Trust Series 2024-5 Class M2, 5.96% 10/25/2054 (e)(p)		91,710	91,205
Velocity Commercial Capital Loan Trust Series 2024-5 Class M3, 6.76% 10/25/2054 (e)(p)		74,794	74,404
Velocity Commercial Capital Loan Trust Series 2024-6 Class M2, 6.55% 12/25/2054 (e)(p)		171,584	172,165
Velocity Commercial Capital Loan Trust Series 2024-6 Class M3, 6.92% 12/25/2054 (e)(p)		430,606	431,893
Velocity Commercial Capital Loan Trust Series 2024-6 Class M4, 9.67% 12/25/2054 (e)(p)		194,396	196,153
Velocity Commercial Capital Loan Trust Series 2025-1 Class A, 6.03% 2/25/2055 (p)		1,128,903	1,138,463
Velocity Commercial Capital Loan Trust Series 2025-1 Class M3, 7.33% 2/25/2055 (e)(p)		160,794	162,362
Velocity Commercial Capital Loan Trust Series 2025-1 Class M4, 10.15% 2/25/2055 (e)(p)		160,794	162,241
Velocity Commercial Capital Loan Trust Series 2025-3 Class A, 5.87% 6/25/2055 (p)		1,572,053	1,579,230
Velocity Commercial Capital Loan Trust Series 2025-3 Class M3, 7.38% 6/25/2055 (e)(p)		186,848	188,315
Velocity Commercial Capital Loan Trust Series 2025-5 Class M3, 6.7% 12/25/2055 (p)		187,969	185,077
Velocity Commercial Capital Loan Trust Series 2025-MC1 Class A1, 8.163% 5/25/2055 (p)		173,610	172,753
Velocity Commercial Capital Loan Trust Series 2026-1 Class A, 5.1% 2/25/2056 (e)(p)		726,956	719,234
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (p)		3,760,000	3,207,523
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (p)		300,000	246,498
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (e)(p)		8,700,000	137,410
WBHT Commercial Mortgage Trust Series 2025-WBM Class A, CME Term SOFR 1 month Index + 1.7423%, 5.3694% 6/15/2042 (e)(g)(p)		2,945,000	2,944,991
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048		750,101	749,078
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.7916% 7/15/2048 (e)(g)(p)		950,128	950,087
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class AS, 3.665% 7/15/2050		1,110,000	1,086,339
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9597% 12/15/2050 (e)(t)		28,457,257	293,559
Wells Fargo Commercial Mortgage Trust Series 2018-1745 Class A, 3.8737% 6/15/2036 (e)(p)		5,400,000	5,081,860
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0658% 8/15/2051 (e)(t)		10,843,939	138,350
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class D, 3% 3/15/2052 (p)		21,000	17,049
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class XA, 1.4042% 5/15/2052 (e)(t)		8,784,112	262,980
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052		1,822,178	1,786,076
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A4, 2.343% 4/15/2054		5,000,000	4,555,151
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A3, 2.406% 11/15/2054		7,300,000	6,568,275
Wells Fargo Commercial Mortgage Trust Series 2022-ONL Class A, 3.862% 12/15/2039 (p)		880,039	844,934
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A, 5.4844% 7/15/2035 (e)(p)		137,000	137,361
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057		1,900,000	1,955,884
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class B, 6.2153% 7/15/2043 (p)		415,000	416,505
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class C, 6.4319% 7/15/2043 (p)		264,000	264,501
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class D, 7.0816% 7/15/2043 (p)		110,000	110,812
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class X, 0.091% 7/15/2043 (e)(p)(t)		3,278,000	25,303
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (e)(g)(p)		6,587,000	6,559,596
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9177% 10/15/2041 (e)(g)(p)		4,700,000	4,684,117
West Trust Series 2025-ROSE Class A, 5.4541% 4/10/2035 (e)(p)		156,000	156,290
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.3557% 3/15/2045 (e)(p)		177,415	161,909
WHARF Series 2025-DC Class A, 5.5278% 7/15/2040 (e)(p)		352,000	356,603
WHARF Series 2025-DC Class E, 7.7241% 7/15/2040 (e)(p)		198,000	202,522
TOTAL UNITED STATES			1,339,640,125
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,373,435,027)			1,347,995,039

Common Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (l)(o)	104,255	1,810,909
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Ardagh Holdings SA (l)(p)	61,576	400,244
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (l)(o)	34,138	7,101
Main Street Sports Group warrants 6/30/2026 (l)(o)	63,385	0
TOTAL COMMUNICATION SERVICES		7,101
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (l)(o)	9,092	11,638
Cano Health LLC warrants 6/28/2029 (l)(o)	279	3
ModivCare Inc (l)	74,160	417,150
TOTAL HEALTH CARE		428,791
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (l)(o)	3,391	23,398
TOTAL UNITED STATES		459,290
TOTAL COMMON STOCKS (Cost $2,462,333)		2,670,443

Convertible Corporate Bonds - 0.0%
		Principal Amount (a)	Value ($)
GERMANY - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vonovia SE 0.875% 5/20/2032 (r)	EUR	100,000	111,578
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV 2.375% 1/17/2029 (r)	EUR	800,000	907,986
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,001,589)			1,019,564

Fixed-Income Funds - 42.7%
	Shares	Value ($)
American Funds The Bond Fund of America Class F-2	125,240,521	1,412,713,079
Baird Aggregate Bond Fund Class Institutional	115,384,730	1,133,078,049
Baird Core Plus Bond Fund Class Institutional	112,166,418	1,142,975,803
Columbia Mortgage Opportunities Fund Institutional 2 Class	56,609,926	477,787,771
DoubleLine Total Return Bond Fund Class N	147,021,176	1,287,905,503
Eaton Vance Total Return Bond ETF (x)	2,950,661	149,834,566
Fidelity SAI Long-Term Treasury Bond Index Fund (y)	141,567	934,340
Fidelity SAI Total Bond Fund (y)	302,502,933	2,740,676,570
Fidelity SAI U.S. Treasury Bond Index Fund (y)	115,544	1,012,164
Fidelity U.S. Bond Index Fund (y)	16,702,591	174,542,075
iShares 1-5 Year Investment Grade Corporate Bond ETF (x)	998,984	52,486,619
iShares 7-10 Year Treasury Bond ETF (x)	9,332,072	883,280,615
iShares Broad USD High Yield Corporate Bond ETF	2,054,236	76,355,952
iShares Core US Aggregate Bond ETF	516,899	51,204,015
iShares iBoxx $ Investment Grade Corporate Bond ETF (x)	692,817	75,766,467
John Hancock Bond Fund Class R6	55,990,234	758,667,665
JPMorgan Core Bond Fund Class R6	66,395,587	684,538,497
NYLI MacKay U.S. Infrastructure Bond Class A	48,826,028	368,148,253
PIMCO Income Fund Institutional Class	116,567,159	1,264,753,680
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	223,430,322	2,082,370,602
SPDR DoubleLine Total Return Tactical ETF (x)	13,187,969	521,979,813
State Street SPDR Portfolio Long Term Treasury ETF	20,354,105	530,020,894
T. Rowe Price Emerging Markets Bond Fund I Class	31,491,803	311,453,931
TCW Emerging Markets Income Fund Class N	37,420,279	339,776,137
The Hartford Total Return Bond Fund Class I	41,350,746	374,224,247
Voya Intermediate Bond Fund Class I	163,636,057	1,430,179,135
TOTAL FIXED-INCOME FUNDS (Cost $19,628,406,674)		18,326,666,442

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 9.875% 10/15/2035 (p)		400,000	426,700
Angola Republic 9.875% 3/31/2037 (p)		200,000	209,625
TOTAL ANGOLA			636,325
ARGENTINA - 0.0%
Argentine Republic 0.125% 7/9/2030	EUR	1,995,650	1,969,256
Argentine Republic 0.75% 7/9/2030 (q)		4,947,114	4,308,937
Argentine Republic 1% 7/9/2029		5,944,309	5,364,739
Argentine Republic 3.5% 7/9/2041 (q)		700,000	502,523
Argentine Republic 3.875% 7/9/2035 (q)	EUR	605,000	520,080
Argentine Republic 4.125% 7/9/2035 (q)		2,310,000	1,779,855
Argentine Republic 5% 1/9/2038 (q)		1,945,000	1,565,389
TOTAL ARGENTINA			16,010,779
AUSTRALIA - 0.2%
Australian Commonwealth 1.75% 11/21/2032 (r)	AUD	205,000	123,823
Australian Commonwealth 2.75% 6/21/2035 (r)	AUD	22,200,000	13,561,377
New South Wales Treasury Corp 1.75% 3/20/2034 (r)	AUD	10,500,000	5,879,770
New South Wales Treasury Corp 2% 3/8/2033	AUD	1,200,000	711,217
New South Wales Treasury Corp 4.75% 2/20/2037 (r)	AUD	7,055,000	4,751,474
New South Wales Treasury Corp 5.25% 2/24/2038 (r)	AUD	2,825,000	1,964,417
Queensland Treasury Corp 1.5% 8/20/2032 (p)(r)	AUD	9,100,000	5,314,912
Queensland Treasury Corp 4.5% 8/22/2035 (p)(r)	AUD	2,200,000	1,477,140
Queensland Treasury Corp 5% 7/21/2037 (p)(r)	AUD	5,255,000	3,587,991
Queensland Treasury Corp 5.25% 8/13/2038 (p)(r)	AUD	4,185,000	2,886,417
Treasury Corp of Victoria 2% 11/20/2037	AUD	12,530,000	6,221,842
Treasury Corp of Victoria 2.25% 9/15/2033 (r)	AUD	4,300,000	2,540,771
TOTAL AUSTRALIA			49,021,151
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (p)		391,000	437,040
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (p)		400,000	421,948
BOLIVIA - 0.0%
Plurinational State of Bolivia 9.45% 5/14/2031 (p)		436,000	425,100
BOSNIA AND HERZEGOVINA - 0.0%
Republic of Srpska 6.375% 5/8/2033 (p)	EUR	180,000	208,525
BRAZIL - 0.2%
Brazil Minas SPE via State of Minas Gerais 5.333% 2/15/2028 (r)		796,000	799,622
Brazilian Federative Republic Treasury Bills 0% 10/1/2026 (s)	BRL	68,518,000	12,987,832
Brazilian Federative Republic Treasury Bills 0% 4/1/2027 (s)	BRL	58,415,000	10,401,866
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (s)	BRL	57,900,000	11,348,896
Federative Republic of Brazil 6% 10/20/2033		700,000	705,338
Federative Republic of Brazil 6.25% 5/22/2036		2,282,000	2,264,029
Federative Republic of Brazil 6.625% 3/15/2035		985,000	1,016,643
Federative Republic of Brazil 7.125% 5/13/2054		488,000	488,532
TOTAL BRAZIL			40,012,758
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	220,000	146,635
Canadian Government 3% 6/1/2034	CAD	220,000	156,079
Canadian Government 3.25% 12/1/2035	CAD	140,000	100,182
Province of Quebec 4.45% 9/1/2034	CAD	4,000,000	3,057,223
Province of Quebec 7.5% 9/15/2029		365,000	400,409
TOTAL CANADA			3,860,528
COLOMBIA - 0.0%
Colombian Republic 11.75% 1/24/2035	COP	18,565,400,000	4,499,091
Colombian Republic 12.75% 11/28/2040	COP	3,982,900,000	1,022,598
Colombian Republic 3.75% 9/19/2028	EUR	5,310,000	6,118,766
Colombian Republic 4.5% 3/15/2029		1,700,000	1,648,150
Colombian Republic 5.375% 1/21/2029		1,700,000	1,690,225
Colombian Republic 6.125% 1/21/2031		211,000	210,103
Colombian Republic 7.375% 4/25/2030		4,145,000	4,317,018
Colombian Republic 7.75% 11/7/2036		980,000	1,026,060
TOTAL COLOMBIA			20,532,011
CONGO - 0.0%
Republic of Congo 9.5% 5/26/2036 (r)		510,000	508,929
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Democratic Republic of Congo 8.75% 4/16/2032 (p)		560,000	566,132
Democratic Republic of Congo 9.5% 4/16/2037 (p)		300,000	305,958
TOTAL CONGO DEMOCRATIC REPUBLIC OF			872,090
COSTA RICA - 0.0%
Republic of Costa Rica 5.95% 4/27/2033 (p)	EUR	1,200,000	1,483,661
Republic of Costa Rica 7.3% 11/13/2054 (p)		285,000	318,224
TOTAL COSTA RICA			1,801,885
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 4.875% 1/30/2032 (r)	EUR	1,930,000	2,205,138
Cote d'Ivoire 5.25% 3/22/2030 (r)	EUR	2,973,000	3,508,383
Cote d'Ivoire 5.875% 10/17/2031 (r)	EUR	4,472,000	5,337,677
Cote d'Ivoire 6.125% 6/15/2033 (r)		950,000	945,108
Cote d'Ivoire 6.75% 2/25/2041 (p)		3,081,000	2,944,281
Cote d'Ivoire 8.075% 4/1/2036 (p)		480,000	522,300
TOTAL COTE D'IVOIRE			15,462,887
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 5.5% 2/22/2029 (p)		2,662,000	2,675,337
Dominican Republic 5.5% 2/22/2029 (r)		161,000	161,807
Dominican Republic 5.95% 1/25/2027 (p)		1,100,000	1,108,250
Dominican Republic 6% 2/22/2033 (r)		157,000	157,942
Dominican Republic 6% 7/19/2028 (p)		1,429,000	1,453,307
Dominican Republic 6.4% 6/5/2049 (r)		450,000	433,659
Dominican Republic 7.45% 4/30/2044 (r)		100,000	107,519
TOTAL DOMINICAN REPUBLIC			6,097,821
ECUADOR - 0.0%
Ecuador Government International Bond 5% 7/31/2040 (p)(q)		481,734	402,508
Ecuador Government International Bond 6.9% 7/31/2030 (q)(r)		1,062,900	1,064,462
Ecuador Government International Bond 6.9% 7/31/2035 (p)(q)		1,249,573	1,146,911
Ecuador Government International Bond 8.75% 1/29/2034 (p)		7,339,000	7,445,343
Ecuador Government International Bond 9.25% 1/29/2039 (p)		908,000	933,397
TOTAL ECUADOR			10,992,621
EGYPT - 0.0%
Arab Republic of Egypt 7.3% 9/30/2033 (r)		200,000	199,339
Arab Republic of Egypt 7.6003% 3/1/2029 (r)		300,000	309,900
Arab Republic of Egypt 7.625% 5/20/2034 (p)		709,000	712,552
Arab Republic of Egypt 7.625% 5/29/2032 (r)		350,000	358,866
Arab Republic of Egypt 8.5% 1/31/2047 (r)		300,000	285,186
Arab Republic of Egypt 8.7002% 3/1/2049 (r)		500,000	478,819
Arab Republic of Egypt 8.875% 5/29/2050 (r)		300,000	293,790
Arab Republic of Egypt 9.45% 2/4/2033 (p)		200,000	221,664
TOTAL EGYPT			2,860,116
EL SALVADOR - 0.0%
El Salvador Republic 9.65% 11/21/2054 (p)		823,000	924,147
GUATEMALA - 0.0%
Republic of Guatemala 3.7% 10/7/2033 (r)		947,000	843,408
Republic of Guatemala 6.25% 8/15/2036 (r)		979,000	1,018,483
Republic of Guatemala 6.25% 8/15/2036 (p)		369,000	383,882
TOTAL GUATEMALA			2,245,773
HONDURAS - 0.0%
Honduras Government 8.625% 11/27/2034 (p)		400,000	455,800
HUNGARY - 0.0%
Hungary Government 1.75% 6/5/2035 (r)	EUR	1,370,000	1,335,726
Hungary Government 2.125% 9/22/2031 (p)		780,000	674,700
Hungary Government 7.625% 3/29/2041		170,000	199,680
TOTAL HUNGARY			2,210,106
INDONESIA - 0.0%
Indonesia Government 2.85% 2/14/2030		1,430,000	1,338,337
Indonesia Government 3.05% 3/12/2051		1,180,000	757,088
Indonesia Government 3.4% 9/18/2029		420,000	408,223
Indonesia Government 3.5% 1/11/2028		6,300,000	6,218,352
TOTAL INDONESIA			8,722,000
ISRAEL - 0.0%
Israel Government 5.375% 2/19/2030		4,461,000	4,542,518
Israel Government 5.5% 3/12/2034		200,000	203,579
Israel Government 5.5% 9/18/2033		2,685,000	2,860,775
TOTAL ISRAEL			7,606,872
ITALY - 0.0%
Cassa Depositi e Prestiti SpA 4.375% 10/1/2030 (p)		1,200,000	1,184,398
Cassa Depositi e Prestiti SpA 5.875% 4/30/2029 (p)		2,200,000	2,277,652
Italian Republic 2.85% 2/1/2031 (r)	EUR	2,245,000	2,600,770
Italian Republic 3.45% 2/1/2036 (r)	EUR	640,000	736,851
TOTAL ITALY			6,799,671
JAPAN - 0.0%
Japan Government 0.005% 6/20/2026	JPY	178,500,000	1,120,402
Japan Government 0.1% 9/20/2028	JPY	114,850,000	699,814
Japan Government 0.4% 8/1/2026	JPY	79,600,000	499,479
Japan Government 1.3% 12/20/2043	JPY	550,000,000	2,498,254
Japan Government 1.3% 3/1/2028	JPY	82,500,000	517,822
Japan Government 1.6% 12/20/2053	JPY	440,000,000	1,693,189
Japan Government Treasury Bills 0% 10/13/2026 (s)	JPY	162,350,000	1,015,950
Japan Government Treasury Bills 0% 8/10/2026 (s)	JPY	160,050,000	1,003,296
TOTAL JAPAN			9,048,206
JORDAN - 0.0%
Jordan Government 5.75% 11/12/2032 (p)		918,000	901,935
Jordan Government 5.85% 7/7/2030 (r)		200,000	201,250
Jordan Government 7.375% 10/10/2047 (r)		400,000	391,812
TOTAL JORDAN			1,494,997
KENYA - 0.0%
Republic of Kenya 7.875% 10/9/2033 (p)		320,000	315,279
Republic of Kenya 8.8% 10/9/2038 (p)		452,000	451,015
Republic of Kenya 9.5% 3/5/2036 (p)		532,000	555,206
TOTAL KENYA			1,321,500
KUWAIT - 0.0%
State of Kuwait 4.016% 10/9/2028 (p)		3,100,000	3,056,414
State of Kuwait 4.136% 10/9/2030 (p)		3,100,000	3,049,625
State of Kuwait 4.652% 10/9/2035 (p)		2,400,000	2,340,744
State of Kuwait 4.804% 4/20/2033 (r)		5,700,000	5,674,464
TOTAL KUWAIT			14,121,247
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		3,470,000	3,076,814
United Mexican States 4.28% 8/14/2041		400,000	315,244
United Mexican States 4.5% 1/31/2050		2,340,000	1,736,654
United Mexican States 4.5% 4/22/2029		2,920,000	2,890,800
United Mexican States 4.75% 3/22/2031		4,100,000	4,006,520
United Mexican States 4.75% 3/8/2044		206,000	166,376
United Mexican States 5.375% 3/22/2033		4,085,000	3,998,766
United Mexican States 5.625% 9/22/2035		2,211,000	2,144,670
United Mexican States 5.85% 7/2/2032		4,875,000	4,930,088
United Mexican States 6% 5/13/2030		4,310,000	4,445,765
United Mexican States 6.05% 1/11/2040		1,600,000	1,563,200
United Mexican States 6.35% 2/9/2035		1,200,000	1,226,400
United Mexican States 6.875% 5/13/2037		11,400,000	11,931,525
TOTAL MEXICO			42,432,822
MULTI-NATIONAL - 0.1%
European Union 0.125% 6/10/2035 (r)	EUR	115,000	101,645
European Union 2.875% 10/5/2029 (r)	EUR	19,500,000	22,846,618
European Union 3.25% 12/12/2036 (r)	EUR	435,000	502,370
European Union 3.375% 10/4/2039 (r)	EUR	1,370,000	1,557,768
European Union 3.375% 12/12/2035 (r)	EUR	850,000	1,001,689
European Union 3.75% 10/12/2045 (r)	EUR	765,000	875,114
European Union 4% 4/4/2044 (r)	EUR	815,000	970,467
TOTAL MULTI-NATIONAL			27,855,671
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (p)		300,000	302,721
Republic of Nigeria 6.5% 11/28/2027 (r)		300,000	303,237
Republic of Nigeria 9.1297% 1/13/2046 (p)		560,000	625,800
TOTAL NIGERIA			1,231,758
PAKISTAN - 0.0%
Islamic Republic of Pakistan 7.375% 4/8/2031 (p)		700,000	687,645
Islamic Republic of Pakistan 8.875% 4/8/2051 (p)		600,000	579,750
TOTAL PAKISTAN			1,267,395
PANAMA - 0.0%
Panamanian Republic 3.16% 1/23/2030		650,000	615,596
Panamanian Republic 3.875% 3/17/2028		5,034,000	4,967,199
Panamanian Republic 4.3% 4/29/2053		615,000	472,855
Panamanian Republic 4.5% 4/16/2050		400,000	319,650
Panamanian Republic 8.875% 9/30/2027		416,000	439,200
TOTAL PANAMA			6,814,500
PARAGUAY - 0.0%
Republic of Paraguay 5.4% 3/30/2050 (r)		600,000	546,120
Republic of Paraguay 5.6% 3/13/2048 (r)		400,000	375,244
TOTAL PARAGUAY			921,364
PERU - 0.0%
Peruvian Republic 1.862% 12/1/2032		2,350,000	1,943,403
Peruvian Republic 2.783% 1/23/2031		772,000	712,170
Peruvian Republic 2.844% 6/20/2030		800,000	752,200
Peruvian Republic 3.55% 3/10/2051		1,000,000	696,380
Peruvian Republic 5.375% 2/8/2035		800,000	808,416
Peruvian Republic 5.875% 8/8/2054		2,600,000	2,542,800
TOTAL PERU			7,455,369
PHILIPPINES - 0.0%
Philippine Republic 3% 2/1/2028		1,130,000	1,107,524
Philippine Republic 3.2% 7/6/2046		1,180,000	814,200
Philippine Republic 5.5% 2/4/2035		2,790,000	2,831,850
TOTAL PHILIPPINES			4,753,574
POLAND - 0.0%
Republic of Poland 5.125% 9/18/2034		200,000	201,254
Republic of Poland 5.375% 2/12/2035		285,000	289,437
Republic of Poland 5.375% 4/14/2036		5,285,000	5,308,836
Republic of Poland 5.5% 3/18/2054		370,000	342,764
TOTAL POLAND			6,142,291
QATAR - 0.0%
State of Qatar 4.8% 4/8/2033 (r)		11,500,000	11,615,115
ROMANIA - 0.1%
Romanian Republic 4.625% 3/4/2033 (p)	EUR	3,345,000	3,783,116
Romanian Republic 5.375% 6/7/2033 (p)	EUR	11,400,000	13,421,685
Romanian Republic 5.625% 5/30/2037 (p)	EUR	1,800,000	2,056,228
Romanian Republic 5.75% 3/24/2035 (r)		502,000	485,058
Romanian Republic 5.75% 9/16/2030 (p)		3,270,000	3,301,981
Romanian Republic 5.875% 7/11/2032 (r)	EUR	650,000	792,944
Romanian Republic 6% 9/24/2044 (p)	EUR	646,000	725,984
Romanian Republic 6.625% 5/16/2036 (r)		2,010,000	2,052,110
TOTAL ROMANIA			26,619,106
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 3.625% 3/4/2028 (r)		8,800,000	8,668,000
Kingdom of Saudi Arabia 4.125% 1/12/2029 (p)		6,500,000	6,418,750
Kingdom of Saudi Arabia 5.125% 1/13/2028 (p)		18,400,000	18,561,000
TOTAL SAUDI ARABIA			33,647,750
SERBIA - 0.0%
Republic of Serbia 1.5% 6/26/2029 (r)	EUR	3,203,000	3,467,064
Republic of Serbia 1.5% 6/26/2029 (p)	EUR	1,790,000	1,937,572
Republic of Serbia 1.65% 3/3/2033 (p)	EUR	671,000	656,451
Republic of Serbia 1.65% 3/3/2033 (r)	EUR	183,000	179,032
Republic of Serbia 6.25% 5/26/2028 (r)		1,308,000	1,340,291
Republic of Serbia 6.25% 5/26/2028 (p)		995,000	1,019,564
TOTAL SERBIA			8,599,974
SOUTH AFRICA - 0.0%
South African Republic 5.875% 4/20/2032		690,000	709,406
South African Republic 7.1% 11/19/2036 (p)		10,537,000	11,248,248
South African Republic 7.25% 12/11/2055 (p)		389,000	383,262
South African Republic 7.3% 4/20/2052		500,000	499,375
South African Republic 7.95% 11/19/2054 (p)		483,000	514,395
TOTAL SOUTH AFRICA			13,354,686
SPAIN - 0.0%
Spanish Kingdom 2.6% 5/31/2031	EUR	3,106,000	3,583,660
Spanish Kingdom 3.3% 4/30/2036 (p)(r)	EUR	5,995,000	6,968,598
TOTAL SPAIN			10,552,258
SURINAME - 0.0%
Republic of Suriname 7.7% 11/6/2030 (p)		479,000	494,500
Republic of Suriname 8.5% 11/6/2035 (p)		663,000	710,259
TOTAL SURINAME			1,204,759
TURKEY - 0.0%
Istanbul Metropolitan Municipality 10.5% 12/6/2028 (p)		600,000	643,884
Turkish Republic 36% 8/12/2026	TRY	189,963,800	4,110,391
TOTAL TURKEY			4,754,275
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 4.625% 4/20/2033 (r)		5,700,000	5,699,060
Emirate of Abu Dhabi 4.875% 4/30/2029 (p)		2,900,000	2,932,799
Emirate of Abu Dhabi 5% 4/30/2034 (p)		2,900,000	2,957,275
TOTAL UNITED ARAB EMIRATES			11,589,134
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 0.5% 10/22/2061 (r)	GBP	1,900,000	614,265
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (r)	GBP	2,700,000	2,723,784
United Kingdom of Great Britain and Northern Ireland 4.375% 7/31/2054 (r)	GBP	12,865,000	14,465,420
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (r)	GBP	32,500,000	42,964,053
TOTAL UNITED KINGDOM			60,767,522
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027		100,000	100,050
Uruguay Republic 5.1% 6/18/2050		990,000	915,275
TOTAL URUGUAY			1,015,325
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $499,617,266)			507,707,481

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Electric Utilities - 0.0%
Salt River Proj AZ Agric & Pwr 4.839% 1/1/2041	750,000	716,171
Other - 0.0%
Maricopa Cnty AZ Ind Dev Au Ed Series 2024, 7.375% 10/1/2029 (p)	4,950,000	5,176,233
TOTAL ARIZONA		5,892,404
California - 0.0%
Education - 0.0%
University CA Revs 4.858% 5/15/2112	499,000	410,690
University CA Revs Series 2015 AQ, 4.767% 5/15/2115	1,565,000	1,263,780
TOTAL EDUCATION		1,674,470
General Obligations - 0.0%
State of California 7.5% 4/1/2034	205,000	234,173
State of California 7.55% 4/1/2039	290,000	345,175
State of California Gen. Oblig. 4.6% 4/1/2038 (Pre-refunded to 4/1/2028 at 100)	1,180,000	1,191,482
TOTAL GENERAL OBLIGATIONS		1,770,830
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev Series 2022 Q, 4.563% 5/15/2053	875,000	740,744
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	3,565,000	3,700,808
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	404,142	457,116
TOTAL TRANSPORTATION		4,157,924
TOTAL CALIFORNIA		8,343,968
Colorado - 0.0%
Special Tax - 0.0%
Regional Transn Dist CO Sales 5.844% 11/1/2050	45,000	44,901
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	1,000,000	1,042,338
Georgia - 0.0%
Electric Utilities - 0.0%
Georgia Mun Elec Auth Pwr Rev Series 2010 A, 6.637% 4/1/2057	204,000	217,509
Illinois - 0.0%
General Obligations - 0.0%
Illinois St Gen. Oblig. 5.1% 6/1/2033	2,159,559	2,186,338
Louisiana - 0.0%
Other - 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Series ELL Class A2, 4.145% 2/1/2033	720,000	715,498
Massachusetts - 0.0%
Special Tax - 0.0%
Massachusetts St Transn Fd Rev 5.731% 6/1/2040	150,000	154,266
Michigan - 0.0%
Education - 0.0%
Michigan St Univ Revs Series 2022A, 4.165% 8/15/2122	3,660,000	2,582,633
University MI Univ Revs 2.437% 4/1/2040	570,000	430,036
University MI Univ Revs 3.504% 4/1/2052	1,080,000	784,891
University MI Univ Revs 4.454% 4/1/2122	4,790,000	3,720,623
TOTAL EDUCATION		7,518,183
Health Care - 0.0%
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 T, 3.384% 12/1/2040	545,000	451,239
TOTAL MICHIGAN		7,969,422
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	1,060,000	845,687
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	855,000	972,658
New Jersey Turnpike Authority 7.414% 1/1/2040	2,220,000	2,594,840
TOTAL NEW JERSEY		3,567,498
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.926% 10/1/2051	70,000	64,236
Port Auth NY & NJ 4.96% 8/1/2046	280,000	264,836
Port Auth NY & NJ 5.647% 11/1/2040	240,000	250,857
Port Auth NY & NJ Series 174, 4.458% 10/1/2062	515,000	426,001
TOTAL NEW JERSEY,NEW YORK		1,005,930
New York - 0.1%
Education - 0.0%
NY St Dorm Auth Revs Non St Supported Debt Series 2025B, 5.228% 7/1/2035	5,630,000	5,763,889
Special Tax - 0.1%
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 2, 4.375% 5/1/2037	6,565,000	6,246,594
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5.628% 3/15/2039	905,000	925,109
TOTAL SPECIAL TAX		7,171,703
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	380,000	410,088
Metropolitan Transn Auth NY Rv Series 2010E, 6.814% 11/15/2040	15,000	16,495
TOTAL TRANSPORTATION		426,583
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.882% 6/15/2044	320,000	318,451
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	70,000	71,352
TOTAL WATER & SEWER		389,803
TOTAL NEW YORK		13,751,978
Ohio - 0.0%
Education - 0.0%
Ohio St Univ Gen Rcpts 4.8% 6/1/2111	1,503,000	1,222,510
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	435,000	540,842
Escrowed/Pre-Refunded - 0.0%
JobsOhio Beverage System 2.833% 1/1/2038 (Escrowed to Maturity)	320,000	266,957
Special Tax - 0.0%
JobsOhio Beverage System 2.833% 1/1/2038	5,000	4,146
TOTAL OHIO		2,034,455
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 5.808% 2/1/2041	230,000	236,912
General Obligations - 0.0%
Texas State Gen. Oblig. 5.517% 4/1/2039	318,685	323,315
Industrial Development - 0.0%
Port of Beaumont Navigation District Series 2024 B, 10% 7/1/2026 (p)	325,000	325,023
Transportation - 0.0%
Dallas Fort Worth International Airport 4.087% 11/1/2051	1,010,000	831,020
Texas Private Activity Bd Surface Transn Corp Rev 3.922% 12/31/2049	390,000	307,017
TOTAL TRANSPORTATION		1,138,037
TOTAL TEXAS		2,023,287
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	1,520,000	911,031
Other - 0.0%
Williamsburg Economic Development Authority Series 2025, 4.957% 11/1/2035	885,000	880,445
TOTAL VIRGINIA		1,791,476
TOTAL MUNICIPAL SECURITIES (Cost $57,072,704)		51,586,955

Non-Convertible Corporate Bonds - 15.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Sonangol Finance Ltd 10% 1/29/2031 (p)		310,000	319,353
AUSTRALIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4% 10/1/2027 (p)		7,200,000	7,160,958
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coronado Finance Pty Ltd 9.25% 10/1/2029 (p)		1,940,000	1,767,844
Santos Finance Ltd 3.649% 4/29/2031 (p)		4,800,000	4,493,959
Santos Finance Ltd 4.125% 9/14/2027 (r)		6,300,000	6,245,071
Woodside Finance Ltd 5.4% 5/19/2030		500,000	509,603
TOTAL ENERGY			13,016,477
Financials - 0.0%
Banks - 0.0%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (e)(r)	GBP	400,000	530,978
Commonwealth Bank of Australia 3.61% 9/12/2034 (e)(p)		3,419,000	3,281,296
Commonwealth Bank of Australia 3.788% 8/26/2037 (e)(r)	EUR	500,000	578,215
Commonwealth Bank of Australia 4.454% 5/21/2037 (e)(r)	EUR	275,000	326,190
National Australia Bank Ltd 2.332% 8/21/2030 (p)		450,000	405,671
National Australia Bank Ltd 3.612% 1/22/2036 (e)(r)	EUR	300,000	346,211
Westpac Banking Corp 2.963% 11/16/2040		42,000	31,082
Westpac Banking Corp 3.02% 11/18/2036 (e)		100,000	89,554
Westpac Banking Corp 3.133% 11/18/2041		40,000	29,558
Westpac Banking Corp 4.11% 7/24/2034 (e)		4,937,000	4,821,595
Westpac Banking Corp 5.618% 11/20/2035 (e)		31,000	31,375
Westpac Banking Corp 6.085% 2/12/2041 (e)	AUD	330,000	232,411
			10,704,136
Capital Markets - 0.0%
Macquarie Bank Ltd 3 month Australia Bank Bill Rate + 1.32%, 5.7727% 8/20/2036 (e)(g)	AUD	400,000	286,511
Macquarie Group Ltd 2.691% 6/23/2032 (e)(p)		166,000	149,194
			435,705
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (r)	EUR	465,000	509,289
Cimic Finance Ltd 6% 4/22/2036 (p)		100,000	99,031
			608,320
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (e)(r)	GBP	325,000	414,372
TOTAL FINANCIALS			12,162,533
Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 5.106% 4/3/2034 (p)		640,000	642,545
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aurizon Network Pty Ltd 2.9% 9/2/2030 (r)	AUD	1,080,000	691,359
Ground Transportation - 0.0%
Pacific National Finance Pty Ltd 3.7% 9/24/2029	AUD	570,000	377,953
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 5.9% 4/19/2034 (r)	AUD	620,000	443,709
WestConnex Finance Co Pty Ltd 6.413% 4/30/2036	AUD	320,000	231,626
			675,335
TOTAL INDUSTRIALS			1,744,647
Materials - 0.1%
Chemicals - 0.0%
Dyno Nobel Ltd 5.4% 11/8/2032	AUD	620,000	430,652
Containers & Packaging - 0.0%
Amcor UK Finance PLC 3.75% 2/20/2033	EUR	1,105,000	1,274,829
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.9% 2/28/2033		103,000	103,563
BHP Billiton Finance USA Ltd 5% 2/21/2030		1,330,000	1,351,463
BHP Billiton Finance USA Ltd 5.125% 2/21/2032		3,269,000	3,341,801
BHP Billiton Finance USA Ltd 5.25% 9/8/2033		3,170,000	3,247,249
BHP Billiton Finance USA Ltd 5.3% 2/21/2035		355,000	363,325
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (p)		56,000	53,462
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (p)		35,000	36,239
Glencore Funding LLC 2.625% 9/23/2031 (p)		260,000	233,030
Glencore Funding LLC 2.85% 4/27/2031 (p)		269,000	245,404
Glencore Funding LLC 3.875% 10/27/2027 (p)		137,000	135,909
Glencore Funding LLC 5.186% 4/1/2030 (p)		390,000	395,506
Glencore Funding LLC 5.508% 4/1/2036 (p)		1,140,000	1,151,623
Glencore Funding LLC 5.634% 4/4/2034 (p)		2,325,000	2,395,323
Glencore Funding LLC 6.125% 10/6/2028 (p)		1,250,000	1,290,585
Mineral Resources Ltd 6% 5/1/2032 (p)		370,000	368,382
Mineral Resources Ltd 6.25% 5/1/2034 (p)		260,000	258,395
Mineral Resources Ltd 7% 4/1/2031 (p)		580,000	602,948
Mineral Resources Ltd 9.25% 10/1/2028 (p)		1,189,000	1,233,270
PLS Group Ltd 6.875% 5/1/2031 (p)		180,000	184,706
Rio Tinto Finance USA PLC 5% 3/9/2033		40,000	40,508
Rio Tinto Finance USA PLC 5.125% 3/9/2053		46,000	42,671
Rio Tinto Finance USA PLC 5.25% 3/14/2035		540,000	550,506
			17,625,868
TOTAL MATERIALS			19,331,349
Utilities - 0.0%
Electric Utilities - 0.0%
Ausgrid Finance Pty Ltd 5.946% 12/10/2035 (r)	AUD	930,000	659,240
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	800,000	585,286
			1,244,526
Gas Utilities - 0.0%
APA Infrastructure Ltd 3 month Australia Bank Bill Rate + 2%, 6.3677% 4/28/2056 (e)(g)	AUD	200,000	144,214
TOTAL UTILITIES			1,388,740
TOTAL AUSTRALIA			55,447,249
AUSTRIA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG 12.25% 3/30/2029 (p)		3,300,000	3,502,125
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (r)	EUR	135,000	154,990
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (r)	EUR	150,000	177,628
TOTAL AUSTRIA			3,834,743
BAILIWICK OF JERSEY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Deepocean Ltd 6% 4/8/2031 (r)	EUR	100,000	119,730
Financials - 0.0%
Financial Services - 0.0%
TER Finance Jersey Ltd 4.5% 3/31/2032 (d)	EUR	100,000	116,640
TOTAL BAILIWICK OF JERSEY			236,370
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036		10,817,000	10,531,817
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046		3,125,000	2,858,059
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046		112,000	101,807
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042		173,000	163,401
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		100,000	102,062
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		159,000	156,735
			13,913,881
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (r)	EUR	400,000	476,004
TOTAL CONSUMER STAPLES			14,389,885
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (r)	EUR	400,000	472,703
Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.932% 10/16/2030 (e)(p)		8,910,000	8,953,011
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA 4.25% 3/20/2030 (r)	EUR	2,100,000	2,501,756
Materials - 0.0%
Chemicals - 0.0%
Syensqo Finance America LLC 5.65% 6/4/2029 (p)		2,000,000	2,045,263
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (r)	EUR	300,000	342,699
TOTAL BELGIUM			28,705,317
BERMUDA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Triton Container International Ltd / TAL International Container Corp 5.15% 2/15/2033		235,000	229,621
BRAZIL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MV24 Capital BV 6.748% 6/1/2034 (p)		138,806	139,805
Petrobras Global Finance BV 6.625% 1/16/2034	GBP	400,000	542,653
TOTAL ENERGY			682,458
Industrials - 0.0%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (p)		603,860	646,131
Materials - 0.0%
Chemicals - 0.0%
Braskem Netherlands Finance BV 4.5% 1/10/2028 (p)		245,000	162,618
Braskem Netherlands Finance BV 4.5% 1/31/2030 (p)		650,000	399,750
Braskem Netherlands Finance BV 8.5% 1/12/2031 (p)		4,823,000	3,023,539
			3,585,907
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (p)		225,000	225,423
Samarco Mineracao SA 9.0494% 6/30/2031 pay-in-kind (q)(r)		369,562	372,149
			597,572
TOTAL MATERIALS			4,183,479
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
FS Luxembourg Sarl 8.625% 6/25/2033 (p)		200,000	198,500
FS Luxembourg Sarl 8.875% 2/12/2031 (p)		335,000	345,050
TOTAL UTILITIES			543,550
TOTAL BRAZIL			6,055,618
CANADA - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bell Canada 5.55% 2/15/2054		76,000	72,069
TELUS Corp 6.375% 6/9/2056 (e)		115,000	114,895
TELUS Corp 6.625% 10/15/2055 (e)		70,000	70,937
TELUS Corp 6.625% 6/9/2056 (e)		175,000	174,457
TELUS Corp 7% 10/15/2055 (e)		110,000	113,223
			545,581
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 4.5% 3/15/2042		16,000	13,646
Rogers Communications Inc 5.3% 2/15/2034		2,785,000	2,770,210
Rogers Communications Inc 5.45% 10/1/2043		22,000	20,618
Rogers Communications Inc 6.875% 7/31/2056 (e)		335,000	340,548
Rogers Communications Inc 7% 4/15/2055 (e)		100,000	102,307
Rogers Communications Inc 7.5% 8/15/2038		80,000	91,196
			3,338,525
TOTAL COMMUNICATION SERVICES			3,884,106
Consumer Discretionary - 0.0%
Distributors - 0.0%
RB Global Holdings Inc 7.75% 3/15/2031 (p)		579,000	602,023
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (p)		5,385,000	5,103,239
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (p)		200,000	197,949
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (p)		200,000	203,627
Great Canadian Gaming Corp/Raptor LLC 8.75% 11/15/2029 (p)		188,000	185,412
			5,690,227
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (p)		500,000	462,220
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (p)		409,000	404,394
TOTAL CONSUMER DISCRETIONARY			7,158,864
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 5.267% 2/12/2034 (p)		2,645,000	2,670,208
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027		3,200,000	3,186,601
Canadian Natural Resources Ltd 5% 12/15/2029		10,920,000	11,082,495
Canadian Natural Resources Ltd 5.4% 12/15/2034		4,100,000	4,159,686
Canadian Natural Resources Ltd 6.25% 3/15/2038		95,000	100,968
Cenovus Energy Inc 2.65% 1/15/2032		1,050,000	938,727
Cenovus Energy Inc 3.75% 2/15/2052		3,710,000	2,674,155
Cenovus Energy Inc 4.65% 3/20/2031		1,083,000	1,074,327
Cenovus Energy Inc 5.25% 6/15/2037		1,199,000	1,166,936
Cenovus Energy Inc 5.4% 3/20/2036		757,000	755,762
Enbridge Inc 3.7% 7/15/2027		53,000	52,633
Enbridge Inc 4.6% 6/20/2028		4,400,000	4,414,901
Enbridge Inc 4.85% 3/27/2031		2,925,000	2,934,795
Enbridge Inc 4.9% 6/20/2030		3,500,000	3,527,036
Enbridge Inc 5.3% 4/5/2029		800,000	815,725
Enbridge Inc 8.5% 1/15/2084 (e)		3,910,000	4,471,778
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (e)		48,000	51,228
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027		535,000	536,988
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029		4,320,000	4,348,593
Suncor Energy Inc 6.8% 5/15/2038		191,000	209,598
Suncor Energy Inc 6.85% 6/1/2039		100,000	111,265
TransCanada PipeLines Ltd 4.25% 5/15/2028		131,000	130,463
TransCanada PipeLines Ltd 4.625% 3/1/2034		835,000	809,321
TransCanada PipeLines Ltd 6.125% 10/17/2056 (e)		241,000	242,775
TransCanada PipeLines Ltd 6.375% 10/17/2056 (e)		106,000	107,043
Transcanada Trust 5.5% 9/15/2079 (e)		1,695,000	1,686,514
TOTAL ENERGY			49,590,313
Financials - 0.3%
Banks - 0.2%
Bank of Montreal 4.309% 6/1/2027	CAD	5,800,000	4,256,448
Bank of Montreal 4.35% 9/22/2031 (e)		100,000	98,557
Bank of Montreal 5.37% 6/4/2027		100,000	101,197
Bank of Montreal 5.511% 6/4/2031		250,000	258,929
Bank of Nova Scotia/The 3.375% 3/5/2033 (e)(r)	EUR	760,000	881,623
Bank of Nova Scotia/The 4.338% 9/15/2031 (e)		100,000	98,360
Bank of Nova Scotia/The 4.588% 5/4/2037 (e)		92,000	88,398
Bank of Nova Scotia/The 4.74% 11/10/2032 (e)		475,000	473,800
Bank of Nova Scotia/The 4.813% 2/2/2034 (e)		50,000	49,354
Bank of Nova Scotia/The 4.904% 6/5/2032 (e)		25,000	25,058
Canadian Imperial Bank of Commerce 4.58% 9/8/2031 (e)		4,500,000	4,463,400
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (e)		275,000	274,951
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (e)		100,000	101,893
Royal Bank of Canada 3.125% 9/27/2031 (e)(r)	EUR	435,000	503,716
Royal Bank of Canada 3.411% 6/12/2029 (e)	CAD	1,400,000	1,015,880
Royal Bank of Canada 4.4% 4/17/2030 (e)		6,300,000	6,265,036
Royal Bank of Canada 4.498% 8/6/2029 (e)		11,500,000	11,493,505
Royal Bank of Canada 4.522% 10/18/2028 (e)		146,000	146,391
Royal Bank of Canada 4.65% 10/18/2030 (e)		3,805,000	3,809,736
Royal Bank of Canada 5% 2/1/2033		19,000	19,188
Royal Bank of Canada U.S. SOFR Index + 1.01%, 4.612% 5/3/2032 (e)(g)		47,000	46,603
Toronto Dominion Bank 2% 9/10/2031		180,000	159,435
Toronto Dominion Bank 3.357% 9/22/2032 (r)	EUR	435,000	500,006
Toronto Dominion Bank 4.108% 6/8/2027		142,000	141,922
Toronto Dominion Bank 4.361% 4/23/2029		4,100,000	4,083,304
Toronto Dominion Bank 4.456% 6/8/2032		305,000	300,452
Toronto Dominion Bank 4.568% 12/17/2026		11,000,000	11,029,314
Toronto Dominion Bank 4.861% 1/31/2028		322,000	324,272
Toronto Dominion Bank 4.866% 4/22/2033		1,305,000	1,296,280
Toronto Dominion Bank 6.35% 10/31/2085 (e)		1,885,000	1,902,489
			54,209,497
Capital Markets - 0.0%
Brookfield Finance Inc 2.724% 4/15/2031		100,000	90,857
Brookfield Finance Inc 6.35% 1/5/2034		141,000	150,435
CI Financial Corp 7.5% 5/30/2029 (p)		2,000,000	2,098,094
			2,339,386
Insurance - 0.1%
Fairfax Financial Holdings Ltd 2.75% 3/29/2028 (r)	EUR	2,100,000	2,422,208
Fairfax Financial Holdings Ltd 3.375% 3/3/2031		8,261,000	7,725,513
Fairfax Financial Holdings Ltd 4.85% 4/17/2028		1,850,000	1,857,399
Fairfax Financial Holdings Ltd 5.625% 8/16/2032		6,657,000	6,864,881
Fairfax Financial Holdings Ltd 5.75% 5/20/2035		5,560,000	5,701,591
Fairfax Financial Holdings Ltd 6% 12/7/2033		3,200,000	3,355,522
			27,927,114
TOTAL FINANCIALS			84,475,997
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 4.875% 6/1/2028 (p)		366,000	338,433
Bausch Health Cos Inc 5% 1/30/2028 (p)		25,000	21,063
Bausch Health Cos Inc 5% 2/15/2029 (p)		25,000	17,307
Bausch Health Cos Inc 5.25% 1/30/2030 (p)		825,000	506,583
Bausch Health Cos Inc 5.25% 2/15/2031 (p)		4,796,000	2,714,246
Bausch Health Cos Inc 6.25% 2/15/2029 (p)		100,000	71,500
Bausch Health Cos Inc 7% 1/15/2028 (p)		375,000	323,756
TOTAL HEALTH CARE			3,992,888
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (p)		355,000	369,751
Bombardier Inc 8.75% 11/15/2030 (p)		530,000	561,910
			931,661
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (p)		100,000	102,552
Northriver Midstream Finance LP 6.75% 7/15/2032 (p)		270,000	274,632
Wrangler Holdco Corp 6.625% 4/1/2032 (p)		810,000	831,714
			1,208,898
Ground Transportation - 0.0%
Canadian National Railway Co 6.25% 8/1/2034		100,000	109,217
Canadian Pacific Railway Co 2.875% 11/15/2029		265,000	251,658
Canadian Pacific Railway Co 3.1% 12/2/2051		248,000	162,005
Canadian Pacific Railway Co 4.3% 5/15/2043		17,000	14,705
Canadian Pacific Railway Co 4.8% 9/15/2035		100,000	98,956
Canadian Pacific Railway Co 7.125% 10/15/2031		145,000	160,842
			797,383
Passenger Airlines - 0.0%
Air Canada 2017-1 Class AA Pass Through Trust Series 1AA, 3.3% 7/15/2031 (p)		360,360	342,890
TOTAL INDUSTRIALS			3,280,832
Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 1.45% 9/14/2026		109,000	108,074
Software - 0.0%
Open Text Corp 6.9% 12/1/2027 (p)		970,000	994,143
Open Text Holdings Inc 4.125% 12/1/2031 (p)		475,000	414,590
Open Text Holdings Inc 4.125% 2/15/2030 (p)		100,000	91,882
			1,500,615
TOTAL INFORMATION TECHNOLOGY			1,608,689
Materials - 0.1%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		155,000	155,008
Methanex Corp 5.25% 12/15/2029		35,000	34,956
NOVA Chemicals Corp 4.25% 5/15/2029 (p)		27,000	26,358
NOVA Chemicals Corp 5.25% 6/1/2027 (p)		134,000	134,402
NOVA Chemicals Corp 9% 2/15/2030 (p)		315,000	331,747
Nutrien Ltd 2.95% 5/13/2030		20,000	18,808
Nutrien Ltd 4.125% 3/15/2035		105,000	96,579
Nutrien Ltd 4.9% 3/27/2028		3,135,000	3,160,588
Nutrien Ltd 4.9% 6/1/2043		1,325,000	1,193,499
Nutrien Ltd 5.2% 6/21/2027		5,986,000	6,038,412
			11,190,357
Metals & Mining - 0.1%
Barrick North America Finance LLC 5.7% 5/30/2041		2,830,000	2,883,112
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039		1,539,000	1,610,251
Capstone Copper Corp 6.75% 3/31/2033 (p)		465,000	474,105
Champion Iron Canada Inc 7.875% 7/15/2032 (p)		1,260,000	1,318,977
Kinross Gold Corp 6.25% 7/15/2033		5,585,000	5,961,620
Rio Tinto Alcan Inc 5.75% 6/1/2035		51,000	53,482
Skeena Resources Ltd 8.5% 4/1/2031 (p)		1,650,000	1,733,447
			14,034,994
TOTAL MATERIALS			25,225,351
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mattamy Group Corp 4.625% 3/1/2030 (p)		1,500,000	1,438,682
Utilities - 0.0%
Electric Utilities - 0.0%
Emera Inc 6.75% 6/15/2076 (e)		193,000	193,044
Fortis Inc/Canada 3.055% 10/4/2026		301,000	299,842
Hydro One Inc 4.75% 5/30/2031		6,300,000	6,323,618
			6,816,504
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (p)		216,000	209,259
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		1,335,000	1,198,624
TransAlta Corp 5.875% 2/1/2034		95,000	93,931
TransAlta Corp 6.5% 3/15/2040		115,000	113,154
			1,405,709
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp 5.365% 6/15/2026 (q)		3,670,000	3,670,162
TOTAL UTILITIES			12,101,634
TOTAL CANADA			195,427,564
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (r)		350,000	347,375
COLOMBIA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Grupo Nutresa SA 9% 5/12/2035 (p)		350,000	383,880
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ecopetrol SA 6.875% 4/29/2030		1,534,000	1,540,366
Ecopetrol SA 8.375% 1/19/2036		140,000	143,553
Ecopetrol SA 8.625% 1/19/2029		3,555,000	3,737,549
Ecopetrol SA 8.875% 1/13/2033		647,000	683,556
TOTAL ENERGY			6,105,024
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (p)		207,974	192,616
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (p)		60,000	61,695
TOTAL UTILITIES			254,311
TOTAL COLOMBIA			6,743,215
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (p)		95,000	95,575
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (r)	EUR	175,000	163,857
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EPH Financing International AS 6.651% 11/13/2028 (r)	EUR	200,000	246,750
TOTAL CZECH REPUBLIC			410,607
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (r)	EUR	215,000	248,009
Carlsberg Breweries A/S 4.875% 5/18/3026 (e)(r)	EUR	270,000	317,894
			565,903
Food Products - 0.0%
Arla Foods amba 3.875% 5/22/2033 (r)	EUR	100,000	117,624
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (r)	EUR	150,000	180,016
TOTAL CONSUMER STAPLES			863,543
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (e)(r)	EUR	405,000	481,045
Danske Bank A/S 4.613% 10/2/2030 (e)(p)		412,000	409,872
Danske Bank A/S 4.999% 3/27/2032 (e)(p)		5,700,000	5,713,991
Danske Bank A/S 5.705% 3/1/2030 (e)(p)		2,000,000	2,051,045
Jyske Bank A/S 5.125% 5/1/2035 (e)(r)	EUR	159,000	193,203
TOTAL FINANCIALS			8,849,156
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (p)		45,000	45,839
TOTAL DENMARK			9,758,538
EL SALVADOR - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65% 1/24/2033 (p)		150,000	159,000
FINLAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 5.375% 9/22/2027 (p)		400,000	405,621
Nordea Bank Abp U.S. SOFR Index + 0.74%, 4.3705% 3/19/2027 (e)(g)(p)		200,000	200,636
TOTAL FINANCIALS			606,257
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mehilainen Yhtiot Oy 5.125% 6/30/2032 (r)	EUR	100,000	116,746
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (r)	EUR	200,000	225,645
Citycon Treasury BV 5.375% 7/8/2031 (r)	EUR	300,000	334,841
TOTAL REAL ESTATE			560,486
TOTAL FINLAND			1,283,489
FRANCE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.5% 4/15/2032 (p)		58,179	56,619
Altice France SA 6.875% 7/15/2032 (p)		212,000	206,984
Altice France SA 9.5% 11/1/2029 (p)		43,391	44,113
Orange SA 4.75% 1/13/2033 (p)		250,000	247,115
Orange SA 5% 1/13/2036 (p)		250,000	245,413
Orange SA 9% 3/1/2031 (e)		100,000	117,497
			917,741
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (r)	EUR	300,000	345,759
TOTAL COMMUNICATION SERVICES			1,263,500
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Kapla Holding SAS 5.125% 4/30/2032 (r)	EUR	100,000	116,916
Valeo SE 4.625% 3/23/2032 (r)	EUR	100,000	115,940
			232,856
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (e)(r)	EUR	100,000	117,176
RCI Banque SA 5.5% 10/9/2034 (e)(r)	EUR	400,000	483,963
			601,139
Hotels, Restaurants & Leisure - 0.0%
Banijay Gaming SAS 5.125% 12/10/2031 (r)	EUR	100,000	118,073
Specialty Retail - 0.0%
Goldstory SAS 6.75% 2/1/2030 (r)	EUR	127,000	149,745
TOTAL CONSUMER DISCRETIONARY			1,101,813
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (r)	EUR	300,000	340,270
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (p)		140,000	146,872
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.127% 5/29/2050		347,000	233,767
TotalEnergies Capital International SA 3.386% 6/29/2060		100,000	65,380
TotalEnergies Capital International SA 3.461% 7/12/2049		500,000	359,304
TotalEnergies Capital SA 3.883% 10/11/2028		100,000	99,334
TotalEnergies Capital SA 5.275% 9/10/2054		330,000	311,077
TotalEnergies Capital SA 5.425% 9/10/2064		45,000	42,414
TotalEnergies Capital SA 5.488% 4/5/2054		450,000	437,154
TotalEnergies Capital SA 5.638% 4/5/2064		1,020,000	992,516
TotalEnergies Capital USA LLC 4.248% 1/13/2031		100,000	98,780
TotalEnergies Capital USA LLC 4.569% 1/13/2033		63,000	62,218
			2,701,944
TOTAL ENERGY			2,848,816
Financials - 0.3%
Banks - 0.3%
Banque Federative du Credit Mutuel SA 5.79% 7/13/2028 (p)		1,800,000	1,842,765
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 4.6235% 2/16/2028 (e)(g)(p)		2,000,000	2,011,522
BNP Paribas SA 2.159% 9/15/2029 (e)(p)		6,450,000	6,098,767
BNP Paribas SA 2.871% 4/19/2032 (e)(p)		1,500,000	1,363,571
BNP Paribas SA 3.052% 1/13/2031 (e)(p)		6,950,000	6,531,566
BNP Paribas SA 3.132% 1/20/2033 (e)(p)		3,670,000	3,315,574
BNP Paribas SA 3.739% 4/20/2034 (e)(r)	EUR	1,500,000	1,740,415
BNP Paribas SA 3.945% 2/18/2037 (e)(r)	EUR	400,000	465,028
BNP Paribas SA 5.176% 1/9/2030 (e)(p)		1,920,000	1,945,192
BNP Paribas SA 5.738% 2/20/2035 (e)(p)		900,000	924,982
BNP Paribas SA 5.786% 1/13/2033 (e)(p)		17,320,000	17,913,721
BNP Paribas SA 5.906% 11/19/2035 (e)(p)		1,130,000	1,152,765
BPCE SA 2.045% 10/19/2027 (e)(p)		2,670,000	2,645,776
BPCE SA 3.116% 10/19/2032 (e)(p)		500,000	444,377
BPCE SA 3.875% 1/11/2029 (r)	EUR	6,500,000	7,708,270
BPCE SA 5.125% 1/18/2028 (p)		541,000	546,848
BPCE SA 5.281% 5/30/2029 (p)		2,000,000	2,039,494
BPCE SA 5.417% 1/13/2037 (e)(p)		8,530,000	8,354,299
BPCE SA 5.876% 1/14/2031 (e)(p)		9,300,000	9,570,687
BPCE SA 5.936% 5/30/2035 (e)(p)		900,000	924,022
BPCE SA 6.293% 1/14/2036 (e)(p)		450,000	470,717
BPCE SA 6.612% 10/19/2027 (e)(p)		1,055,000	1,063,377
BPCE SA 6.714% 10/19/2029 (e)(p)		1,540,000	1,608,526
BPCE SA 7.003% 10/19/2034 (e)(p)		1,731,000	1,891,231
Credit Agricole SA 4% 1/10/2033 (e)(p)		261,000	256,880
Credit Agricole SA 4.631% 9/11/2028 (e)(p)		290,000	290,221
Credit Agricole SA 5.862% 1/9/2036 (e)(p)		945,000	973,916
Credit Agricole SA 6.316% 10/3/2029 (e)(p)		3,655,000	3,787,128
Credit Agricole SA U.S. SOFR Index + 0.87%, 4.5056% 3/11/2027 (e)(g)(p)		250,000	251,025
Credit Agricole SA U.S. SOFR Index + 1.21%, 4.8456% 9/11/2028 (e)(g)(p)		8,400,000	8,443,247
Societe Generale SA 1.792% 6/9/2027 (e)(p)		1,500,000	1,499,218
Societe Generale SA 2.797% 1/19/2028 (e)(p)		3,156,000	3,121,450
Societe Generale SA 2.889% 6/9/2032 (e)(p)		210,000	189,055
Societe Generale SA 3.337% 1/21/2033 (e)(p)		1,105,000	1,003,007
Societe Generale SA 5.4% 4/10/2037 (e)(p)		3,360,000	3,290,760
Societe Generale SA 5.5% 4/13/2029 (e)(p)		4,316,000	4,375,422
Societe Generale SA 5.512% 5/22/2031 (e)(p)		1,050,000	1,069,466
Societe Generale SA 6.066% 1/19/2035 (e)(p)		1,052,000	1,090,874
Societe Generale SA 6.1% 4/13/2033 (e)(p)		1,520,000	1,580,881
			113,796,042
Financial Services - 0.0%
Iliad Holding SAS 7% 10/15/2028 (p)		450,000	453,355
Iliad Holding SAS 7% 4/15/2032 (p)		85,000	86,462
Worldline SA/France 0.875% 6/30/2027 (r)	EUR	100,000	111,943
Worldline SA/France 4.125% 9/12/2028 (r)	EUR	200,000	218,609
Worldline SA/France 5.25% 11/27/2029 (r)	EUR	100,000	106,647
Worldline SA/France 5.5% 6/10/2030 (r)	EUR	100,000	106,211
			1,083,227
TOTAL FINANCIALS			114,879,269
Industrials - 0.0%
Aerospace & Defense - 0.0%
Airbus SE 3.375% 5/13/2033 (r)	EUR	220,000	256,462
Commercial Services & Supplies - 0.0%
Seche Environnement SACA 4.5% 3/25/2030 (r)	EUR	365,000	428,758
TOTAL INDUSTRIALS			685,220
Information Technology - 0.0%
IT Services - 0.0%
Atos SE 10.53% 12/18/2029 (q)(r)	EUR	100,000	134,217
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (r)	EUR	100,000	117,052
Real Estate Management & Development - 0.0%
New Immo Holding SA 4.95% 11/14/2030 (r)	EUR	100,000	115,809
New Immo Holding SA 5.5% 4/23/2031 (r)	EUR	100,000	116,595
			232,404
TOTAL REAL ESTATE			349,456
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 2% 12/9/2049 (r)	EUR	1,600,000	1,123,466
Electricite de France SA 4.75% 6/17/2044 (r)	EUR	1,200,000	1,404,763
Electricite de France SA 5.5% 1/25/2035 (r)	GBP	300,000	394,335
Electricite de France SA 5.636% 8/28/2035 (r)	AUD	510,000	354,132
Electricite de France SA 6% 4/22/2064 (p)		8,200,000	7,837,326
Electricite de France SA 6.125% 6/2/2034 (r)	GBP	200,000	275,863
Electricite de France SA 6.9% 5/23/2053 (p)		390,000	421,860
			11,811,745
Multi-Utilities - 0.0%
Engie SA 4.25% 9/6/2034 (r)	EUR	400,000	483,081
Veolia Environnement SA 3.324% 6/17/2032 (r)	EUR	300,000	346,683
			829,764
Water Utilities - 0.0%
Suez SACA 2.875% 5/24/2034 (r)	EUR	1,500,000	1,628,203
TOTAL UTILITIES			14,269,712
TOTAL FRANCE			135,872,273
GERMANY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (e)		2,300,000	2,603,101
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (r)	EUR	1,000,000	1,149,154
Schaeffler AG 5% 5/13/2033 (r)	EUR	100,000	116,916
Schaeffler AG 5.375% 4/1/2031 (r)	EUR	200,000	241,508
ZF Europe Finance BV 4.75% 1/31/2029 (r)	EUR	100,000	117,211
ZF Europe Finance BV 5.5% 2/17/2032 (r)	EUR	200,000	230,651
ZF Europe Finance BV 7% 6/12/2030 (r)	EUR	300,000	372,152
ZF North America Capital Inc 6.75% 4/23/2030 (p)		125,000	124,454
ZF North America Capital Inc 6.875% 4/14/2028 (p)		400,000	409,622
ZF North America Capital Inc 6.875% 4/23/2032 (p)		95,000	93,438
			2,855,106
Automobiles - 0.2%
BMW US Capital LLC 5.05% 3/21/2030 (p)		8,300,000	8,391,045
BMW US Capital LLC U.S. SOFR Averages Index + 0.92%, 4.5497% 3/21/2028 (e)(g)(p)		3,000,000	3,014,263
Mercedes-Benz Finance North America LLC 4.75% 3/31/2028 (p)		10,000,000	10,044,754
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (p)		4,000,000	4,019,397
Mercedes-Benz Finance North America LLC 4.9% 11/15/2027 (p)		2,100,000	2,116,088
Volkswagen Financial Services NV 2.125% 1/18/2028 (r)	GBP	300,000	386,455
Volkswagen Group of America Finance LLC 4.450% 9/11/2027 (p)		4,200,000	4,194,825
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (p)		3,941,000	3,938,477
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (p)		6,778,000	6,818,790
Volkswagen Group of America Finance LLC 5.35% 3/27/2030 (p)		11,923,000	12,093,381
Volkswagen Group of America Finance LLC 5.65% 3/25/2032 (p)		2,855,000	2,904,750
Volkswagen Group of America Finance LLC 5.65% 9/12/2028 (p)		4,113,000	4,187,550
			62,109,775
TOTAL CONSUMER DISCRETIONARY			64,964,881
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (r)	EUR	205,000	248,614
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (r)	EUR	400,000	461,716
Financials - 0.1%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (e)(r)	EUR	200,000	234,207
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (e)(r)	EUR	200,000	231,343
Volkswagen Bank GmbH 3.5% 6/19/2031 (r)	EUR	300,000	347,648
Volkswagen Bank GmbH 4% 11/26/2030 (r)	EUR	200,000	236,323
			1,049,521
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 3.742% 1/7/2033 (e)		5,088,000	4,659,779
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (e)		4,345,000	4,275,227
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (e)		385,000	379,050
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (e)		1,950,000	1,944,993
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (e)		3,292,000	3,286,752
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (e)		151,000	152,415
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (e)		945,000	955,575
Deutsche Bank AG/New York NY 5.414% 5/10/2029		375,000	384,573
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (e)		267,000	275,690
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (e)		835,000	875,417
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (e)		2,110,000	2,263,290
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (e)		3,400,000	3,410,071
			22,862,832
Financial Services - 0.0%
KfW 0% 11/9/2028 (r)	EUR	745,000	814,983
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (e)(p)		800,000	792,724
TOTAL FINANCIALS			25,520,060
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Sartorius Finance BV 4.875% 9/14/2035 (r)	EUR	1,000,000	1,228,918
Health Care Providers & Services - 0.0%
Fresenius Medical Care US Finance III Inc 1.875% 12/1/2026 (p)		660,000	650,474
Nidda Healthcare Holding GmbH 3 month EURIBOR + 3.25%, 5.533% 10/15/2032 (e)(g)(r)	EUR	100,000	117,173
			767,647
Pharmaceuticals - 0.1%
Bayer AG 5.375% 3/25/2082 (e)(r)	EUR	100,000	119,455
Bayer US Finance II LLC 4.375% 12/15/2028 (p)		19,800,000	19,629,891
Bayer US Finance II LLC 4.4% 7/15/2044 (p)		3,031,000	2,436,475
Bayer US Finance II LLC 4.625% 6/25/2038 (p)		570,000	516,351
Bayer US Finance II LLC 4.875% 6/25/2048 (p)		1,400,000	1,171,920
Bayer US Finance LLC 6.125% 11/21/2026 (p)		5,400,000	5,434,947
Bayer US Finance LLC 6.375% 11/21/2030 (p)		1,740,000	1,833,091
Bayer US Finance LLC 6.5% 11/21/2033 (p)		1,106,000	1,180,306
EMD Finance LLC 4.375% 10/15/2030 (p)		5,200,000	5,135,713
			37,458,149
TOTAL HEALTH CARE			39,454,714
Industrials - 0.0%
Electrical Equipment - 0.0%
Dynamo Newco II GmbH 6.25% 10/15/2031 (r)	EUR	150,000	153,883
Machinery - 0.0%
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (p)		7,852,000	7,923,846
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 4.5926% 9/25/2027 (e)(g)(p)		3,000,000	3,007,323
KION Group AG 4.125% 3/24/2031 (r)	EUR	332,000	390,858
			11,322,027
TOTAL INDUSTRIALS			11,475,910
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (r)	EUR	300,000	346,093
Materials - 0.0%
Containers & Packaging - 0.0%
Progroup AG 5.375% 4/15/2031 (r)	EUR	111,000	130,982
Real Estate - 0.0%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (r)	EUR	300,000	346,591
Office REITs - 0.0%
alstria Sarl 5.5% 3/20/2031 (r)	EUR	100,000	115,833
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (l)	EUR	100,000	124,086
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	203,315	255,374
Accentro Real Estate AG 7% 12/30/2034 pay-in-kind (e)(r)	EUR	808,524	216,904
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH 4.875% 8/21/2030 (r)	EUR	200,000	237,572
Vonovia SE 5.717% 9/3/2035 (r)	AUD	1,580,000	1,075,528
			1,909,464
TOTAL REAL ESTATE			2,371,888
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (r)	EUR	400,000	462,491
Amprion GmbH 3.625% 5/21/2031 (r)	EUR	200,000	235,054
Amprion GmbH 3.875% 6/5/2036 (r)	EUR	100,000	116,080
Amprion GmbH 4.58% 1/15/2046 (r)	EUR	900,000	1,044,786
EnBW International Finance BV 3.75% 11/20/2035 (r)	EUR	470,000	547,023
EnBW International Finance BV 5.7923% 2/26/2036 (r)	AUD	1,390,000	967,752
			3,373,186
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (p)		185,000	180,415
RWE Finance US LLC 5.875% 4/16/2034 (p)		881,000	912,486
			1,092,901
TOTAL UTILITIES			4,466,087
TOTAL GERMANY			152,044,046
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (p)		100,000	97,412
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (p)		360,000	367,944
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (p)		70,000	65,393
Millicom International Cellular SA 5.125% 1/15/2028 (p)		184,500	182,655

TOTAL GUATEMALA			248,048
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts Finance Ltd 5.75% 7/21/2028 (r)		1,150,000	1,144,487
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (e)(r)		375,000	359,368
TOTAL HONG KONG			1,503,855
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Muthoot Finance Ltd 5.75% 8/4/2030 (r)		200,000	197,250
Financial Services - 0.0%
Indian Railway Finance Corp Ltd 3.57% 1/21/2032 (p)		1,010,000	943,875
Power Finance Corp Ltd 1.841% 9/21/2028 (r)	EUR	2,400,000	2,698,779
Power Finance Corp Ltd 6.15% 12/6/2028 (p)		3,050,000	3,144,062
Sammaan Capital Ltd 9.7% 7/3/2027 (r)		200,000	206,012
Vedanta Resources Finance II PLC 10.875% 9/17/2029 (r)		400,000	426,165
			7,418,893
TOTAL FINANCIALS			7,616,143
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (r)		600,000	604,650
Industrials - 0.0%
Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd 7.11% 3/11/2032 (r)		700,000	713,125
Utilities - 0.0%
Electric Utilities - 0.0%
Continuum Energy Aura Pte Ltd 9.5% 2/24/2027 (r)		900,000	908,550
Greenko Wind Projects Mauritius Ltd 7.25% 9/27/2028 (r)		197,000	199,143
India Clean Energy Holdings 4.5% 4/18/2027 (r)		1,350,000	1,326,938
India Cleantech Energy 4.7% 8/10/2026 (r)		461,300	461,069
			2,895,700
Independent Power and Renewable Electricity Producers - 0.0%
Clean Renewable Power Mauritius Pte Ltd 4.25% 3/25/2027 (r)		661,500	652,917
Continuum Green Energy India Pvt / Co-Issuers 7.5% 6/26/2033 (r)		376,300	386,517
ReNew Pvt Ltd 5.875% 3/5/2027 (r)		900,000	897,291
			1,936,725
TOTAL UTILITIES			4,832,425
TOTAL INDIA			13,766,343
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (r)		1,150,000	1,149,506
Industrials - 0.0%
Passenger Airlines - 0.0%
Garuda Indonesia Persero Tbk PT 6.5% 12/28/2031 pay-in-kind (e)(r)		230,908	194,380
Materials - 0.0%
Metals & Mining - 0.0%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 6.53% 11/15/2028 (p)		1,750,000	1,817,813
Nickel Industries Ltd 9% 9/30/2030 (r)		285,000	295,033
TOTAL MATERIALS			2,112,846
Utilities - 0.0%
Electric Utilities - 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 1.875% 11/5/2031 (p)	EUR	1,500,000	1,548,886
TOTAL INDONESIA			5,005,618
IRELAND - 0.1%
Communication Services - 0.0%
Media - 0.0%
Virgin Media O2 Vendor Financing Notes V DAC 7.875% 3/15/2032 (r)	GBP	100,000	116,984
Virgin Media O2 Vendor Financing Notes VI DAC 8.5% 3/15/2033 (p)		673,000	580,709
TOTAL COMMUNICATION SERVICES			697,693
Financials - 0.1%
Banks - 0.0%
AIB Group PLC 6.608% 9/13/2029 (e)(p)		400,000	416,953
Bank of Ireland Group PLC 5.601% 3/20/2030 (e)(p)		665,000	679,106
			1,096,059
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		11,600,000	11,518,987
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		11,894,000	11,459,824
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		4,790,000	4,383,002
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033		150,000	133,541
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027		4,098,000	4,059,522
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.875% 4/1/2028		216,000	217,147
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035		286,000	277,659
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (e)		522,000	531,986
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (e)		150,000	155,480
			32,737,148
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (p)		185,000	186,772
GGAM Finance Ltd 6.875% 4/15/2029 (p)		105,000	107,799
GGAM Finance Ltd 8% 2/15/2027 (p)		120,000	120,941
			415,512
TOTAL FINANCIALS			34,248,719
Industrials - 0.0%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 5.1% 4/1/2030 (p)		2,000,000	2,017,264
SMBC Aviation Capital Finance DAC 5.7% 7/25/2033 (p)		2,365,000	2,427,999
			4,445,263
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (p)		7,750,000	7,516,361
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (p)		145,000	140,386
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (p)		210,000	204,860
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (p)		2,033,000	2,042,681
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (p)		1,953,000	1,977,262
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (p)		2,325,000	2,384,186
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (p)		848,000	866,790
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (p)		6,970,000	7,167,518
			22,300,044
TOTAL INDUSTRIALS			26,745,307
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	100,000	116,062
TOTAL IRELAND			61,807,781
ISRAEL - 0.0%
Financials - 0.0%
Banks - 0.0%
Mizrahi Tefahot Bank Ltd 5.049% 1/28/2031 (p)(r)		5,800,000	5,763,068
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		687,000	702,615
TOTAL ISRAEL			6,465,683
ITALY - 0.1%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Cesar Spa 6.5% 9/30/2031 (r)	EUR	100,000	119,236
Diversified Consumer Services - 0.0%
Multiversity SpA 7.125% 5/17/2031 (r)	EUR	182,000	221,522
TOTAL CONSUMER DISCRETIONARY			340,758
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (r)	EUR	270,000	321,781
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 5.95% 5/15/2054 (p)		1,560,000	1,555,707
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.95% 6/1/2042 (e)(p)		468,000	403,460
Intesa Sanpaolo SpA 6.5% 3/14/2029 (e)(r)	GBP	300,000	415,315
UniCredit SpA 3.127% 6/3/2032 (e)(p)		2,515,000	2,314,974
			3,133,749
Financial Services - 0.0%
Cerved Group SpA 3 month EURIBOR + 5.25%, 7.4% 2/15/2029 (e)(g)(r)	EUR	100,000	85,569
TOTAL FINANCIALS			3,219,318
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Kedrion SpA 6.5% 9/1/2029 (p)		414,000	407,123
Pharmaceuticals - 0.0%
Dolcetto Holdco SpA 5.625% 7/14/2032 (r)	EUR	152,000	178,064
TOTAL HEALTH CARE			585,187
Information Technology - 0.0%
Communications Equipment - 0.0%
Fibercop SpA 6.375% 11/15/2033 (p)		275,000	275,025
Software - 0.0%
TeamSystem SpA 5% 7/1/2031 (r)	EUR	200,000	222,611
TOTAL INFORMATION TECHNOLOGY			497,636
Utilities - 0.1%
Electric Utilities - 0.1%
ENEL Finance International NV 2.5% 7/12/2031 (p)(q)		5,974,000	5,320,550
ENEL Finance International NV 4.375% 9/30/2030 (p)		283,000	278,140
ENEL Finance International NV 5% 9/30/2035 (p)		1,600,000	1,560,539
ENEL Finance International NV 5.125% 6/26/2029 (p)		7,130,000	7,214,559
ENEL Finance International NV 5.5% 6/26/2034 (p)		660,000	669,982
ENEL Finance International NV 5.75% 9/30/2055 (p)		590,000	559,468
ENEL Finance International NV 7.5% 10/14/2032 (p)		217,000	243,994
Enel SpA 3.375% (e)(r)(w)	EUR	335,000	391,051
			16,238,283
Gas Utilities - 0.0%
Snam SpA 5% 5/28/2030 (p)		3,930,000	3,953,584
Snam SpA 5.75% 5/28/2035 (p)		5,491,000	5,649,497
			9,603,081
TOTAL UTILITIES			25,841,364
TOTAL ITALY			32,361,751
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (l)(p)(u)		151,934	6,229
Digicel International Finance Ltd / Difl US LLC 8.625% 8/1/2032 (p)		3,680,000	3,817,632

TOTAL JAMAICA			3,823,861
JAPAN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 2.906% 3/16/2029 (p)	EUR	1,400,000	1,622,670
NTT Finance Corp 3.678% 7/16/2033 (r)	EUR	170,000	198,358
NTT Finance Corp 4.091% 7/16/2037 (p)	EUR	5,500,000	6,471,118
NTT Finance Corp 4.567% 7/16/2027 (p)		1,162,000	1,164,330
NTT Finance Corp 4.62% 7/16/2028 (p)		1,170,000	1,170,888
NTT Finance Corp 4.876% 7/16/2030 (p)		2,480,000	2,488,464
NTT Finance Corp 5.136% 7/2/2031 (p)		250,000	253,074
NTT Finance Corp 5.502% 7/16/2035 (p)		700,000	709,438
NTT Finance Corp U.S. SOFR Index + 1.31%, 4.931% 7/16/2030 (e)(g)(p)		1,200,000	1,225,092
			15,303,432
Wireless Telecommunication Services - 0.0%
SoftBank Corp 4.699% 7/9/2030 (p)		600,000	594,169
SoftBank Group Corp 5.25% 10/10/2029 (r)	EUR	100,000	116,695
SoftBank Group Corp 5.75% 7/8/2032 (r)	EUR	200,000	230,889
SoftBank Group Corp 5.875% 7/10/2031 (r)	EUR	1,800,000	2,096,044
SoftBank Group Corp 6.375% 4/22/2030 (r)	EUR	100,000	120,239
			3,158,036
TOTAL COMMUNICATION SERVICES			18,461,468
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Nissan Motor Co Ltd 6.375% 7/17/2033 (r)	EUR	100,000	119,271
Broadline Retail - 0.0%
Rakuten Group Inc 9.75% 4/15/2029 (r)		900,000	983,415
TOTAL CONSUMER DISCRETIONARY			1,102,686
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.21% 6/15/2030 (p)		705,000	721,147
Japan Tobacco Inc 5.856% 6/15/2035 (p)		415,000	435,079
TOTAL CONSUMER STAPLES			1,156,226
Financials - 0.2%
Banks - 0.2%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (e)		465,000	463,192
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (e)(r)	EUR	345,000	405,162
Mitsubishi UFJ Financial Group Inc 4.05% 9/11/2028		235,000	233,240
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (e)		400,000	399,028
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (e)		740,000	738,665
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (e)		2,914,000	2,909,659
Mitsubishi UFJ Financial Group Inc 5.188% 9/12/2036 (e)		303,000	302,521
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (e)		11,700,000	11,858,963
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (e)		2,350,000	2,385,698
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (e)		400,000	409,721
Mizuho Financial Group Inc 2.201% 7/10/2031 (e)		200,000	180,680
Mizuho Financial Group Inc 5.382% 7/10/2030 (e)		3,000,000	3,062,153
Mizuho Financial Group Inc 5.748% 7/6/2034 (e)		425,000	441,765
Mizuho Financial Group Inc 5.778% 7/6/2029 (e)		1,765,000	1,810,058
Norinchukin Bank/The 5.094% 10/16/2029 (p)		10,000,000	10,088,755
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029		200,000	190,676
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (e)(r)	EUR	340,000	401,391
Sumitomo Mitsui Financial Group Inc 4.954% 7/8/2033 (e)		9,060,000	9,044,422
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (e)		1,000,000	986,313
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030		10,000,000	10,189,674
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029		6,100,000	6,222,536
Sumitomo Mitsui Financial Group Inc 5.424% 7/9/2031		1,720,000	1,764,261
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028		200,000	203,541
Sumitomo Mitsui Financial Group Inc 5.716% 9/14/2028		405,000	415,299
Sumitomo Mitsui Financial Group Inc 5.766% 1/13/2033		400,000	418,091
Sumitomo Mitsui Financial Group Inc 5.796% 7/8/2046 (e)		87,000	85,790
			65,611,254
Capital Markets - 0.0%
Nomura Holdings Inc 2.608% 7/14/2031		1,155,000	1,035,794
Nomura Holdings Inc 4.904% 7/1/2030		5,700,000	5,701,881
Nomura Holdings Inc 5.043% 6/10/2036 (e)		200,000	195,980
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 4.8808% 7/2/2027 (e)(g)		3,000,000	3,019,894
			9,953,549
Insurance - 0.0%
Nippon Life Insurance Co 4.748% 4/2/2031 (p)		1,600,000	1,601,562
TOTAL FINANCIALS			77,166,365
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030		1,600,000	1,456,105
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040		1,610,000	1,221,603
Takeda Pharmaceutical Co Ltd 3.175% 7/9/2050		308,000	204,268
Takeda Pharmaceutical Co Ltd 5.65% 7/5/2044		292,000	289,644
TOTAL HEALTH CARE			3,171,620
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kioxia Holdings Corp 6.25% 7/24/2030 (p)		600,000	617,754
TOTAL JAPAN			101,676,119
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (p)		870,000	791,178
KazMunayGas National Co JSC 5.375% 4/24/2030 (r)		200,000	202,750

TOTAL KAZAKHSTAN			993,928
KOREA (SOUTH) - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Korea National Oil Corp 4.875% 4/3/2029 (p)		300,000	303,482
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 5.125% 1/11/2033		515,000	532,820
Capital Markets - 0.0%
Hana Securities Co Ltd 4.875% 6/2/2031 (r)		200,000	199,656
TOTAL FINANCIALS			732,476
Materials - 0.0%
Chemicals - 0.0%
Kraton Corp 5% 7/15/2027 (p)		3,000,000	3,017,417
TOTAL KOREA (SOUTH)			4,053,375
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 9.625% 7/15/2027 (p)		832,000	643,103
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Essendi SA 5.625% 5/15/2032 (r)	EUR	102,000	120,365
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (p)		55,000	58,460
Financials - 0.0%
Financial Services - 0.0%
Garfunkelux Holdco 3 SA 9% 9/1/2028 (r)	EUR	132,512	155,081
ION Platform Finance SARL 6.5% 9/30/2030 (r)	EUR	104,000	100,455
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	3,716,100	627,927
Vivion Investments Sarl 8.25% 8/31/2028 pay-in-kind (e)(r)	EUR	39,112	45,856
TOTAL FINANCIALS			929,319
Materials - 0.0%
Chemicals - 0.0%
INEOS Finance PLC 7.5% 4/15/2029 (p)		450,000	447,781
Maxam Prill Sarl 6% 7/15/2030 (r)	EUR	182,000	215,651
TOTAL MATERIALS			663,432
Real Estate - 0.0%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (r)	EUR	525,000	602,386
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (r)	EUR	200,000	238,821
Real Estate Management & Development - 0.0%
Adler Financing Sarl 8.25% 12/31/2028 pay-in-kind (e)	EUR	69,695	91,146
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (r)	EUR	100,000	115,178
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (r)	EUR	680,000	757,780
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (r)	EUR	370,000	420,033
Logicor Financing Sarl 0.875% 1/14/2031 (r)	EUR	400,000	408,712
Logicor Financing Sarl 3.75% 7/14/2032 (r)	EUR	230,000	263,167
Logicor Financing Sarl 4.25% 7/18/2029 (r)	EUR	280,000	333,295
P3 Group Sarl 3.75% 4/2/2033 (r)	EUR	300,000	341,418
P3 Group Sarl 4% 4/19/2032 (r)	EUR	165,000	192,512
			2,923,241
TOTAL REAL ESTATE			3,764,448
TOTAL LUXEMBOURG			6,179,127
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd 5.4% 8/8/2028 (q)		1,379,000	1,393,024
Studio City Finance Ltd 5% 1/15/2029 (r)		900,000	862,592
Studio City Finance Ltd 6.5% 1/15/2028 (r)		200,000	199,750
Wynn Macau Ltd 5.625% 8/26/2028 (r)		500,000	498,125

TOTAL MACAU			2,953,491
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Flourishing Trade & Investment Ltd 11.035% 4/2/2028 (l)(p)		1,304,547	1,346,945
Resurgent Trade And Investments Ltd 9.51% 12/5/2027 (l)(p)		1,115,000	1,116,449

TOTAL MAURITIUS			2,463,394
MEXICO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (p)		200,000	198,100
Petroleos Mexicanos 10% 2/7/2033		1,628,000	1,912,086
Petroleos Mexicanos 2.75% 4/21/2027 (r)	EUR	339,000	391,950
Petroleos Mexicanos 5.35% 2/12/2028		31,000	31,058
Petroleos Mexicanos 5.95% 1/28/2031		4,216,000	4,161,867
Petroleos Mexicanos 6.49% 1/23/2027		63,000	63,441
Petroleos Mexicanos 6.5% 1/23/2029		1,301,000	1,336,778
Petroleos Mexicanos 6.625% 6/15/2038		147,000	136,269
Petroleos Mexicanos 6.7% 2/16/2032		12,681,000	12,769,767
Petroleos Mexicanos 6.75% 9/21/2047		13,734,000	11,562,380
Petroleos Mexicanos 6.84% 1/23/2030		1,050,000	1,079,400
Petroleos Mexicanos 7.69% 1/23/2050		25,840,000	23,657,295
Petroleos Mexicanos 8.75% 6/2/2029		3,542,387	3,808,952
TOTAL ENERGY			61,109,343
Financials - 0.0%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 5.875% 5/7/2030 (p)		200,000	203,192
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (e)(p)		252,000	250,110
			453,302
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (p)		13,300,000	13,366,500
TOTAL FINANCIALS			13,819,802
Industrials - 0.0%
Passenger Airlines - 0.0%
Mexico City Airport Trust 4.25% 10/31/2026 (p)		4,270,000	4,263,595
Mexico City Airport Trust 5.5% 10/31/2046 (p)		1,092,000	936,772
Mexico City Airport Trust 5.5% 7/31/2047 (p)		3,767,000	3,239,620
TOTAL INDUSTRIALS			8,439,987
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.875% 4/23/2045		455,000	458,558
Utilities - 0.0%
Electric Utilities - 0.0%
Comision Federal de Electricidad 4.688% 5/15/2029 (p)		2,277,000	2,236,697
Comision Federal de Electricidad 6.5% 1/28/2051 (p)		200,000	194,270
			2,430,967
Independent Power and Renewable Electricity Producers - 0.0%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (p)		354,602	360,736
Saavi Energia Sarl 8.875% 2/10/2035 (p)		470,000	509,189
			869,925
TOTAL UTILITIES			3,300,892
TOTAL MEXICO			87,128,582
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (p)		269,000	247,648
OCP SA 6.75% 5/2/2034 (p)		2,395,000	2,514,056
OCP SA 7.5% 5/2/2054 (p)		290,000	310,671

TOTAL MOROCCO			3,072,375
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Corp Andina de Fomento 5% 1/24/2029		440,000	447,935
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (r)	EUR	200,000	233,528
Media - 0.0%
VZ Secured Financing BV 5% 1/15/2032 (p)		2,201,000	1,910,928
VZ Secured Financing BV 5.25% 1/15/2033 (r)	EUR	100,000	109,407
			2,020,335
TOTAL COMMUNICATION SERVICES			2,253,863
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (r)	EUR	200,000	245,543
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (r)	EUR	5,000,000	5,403,979
TOTAL CONSUMER STAPLES			5,649,522
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 4.625% 11/8/2030 (r)	GBP	300,000	397,365
ABN AMRO Bank NV 4.988% 12/3/2028 (e)(p)		1,100,000	1,106,489
ABN AMRO Bank NV 6.339% 9/18/2027 (e)(p)		3,400,000	3,417,653
Cooperatieve Rabobank UA 3.649% 4/6/2028 (e)(p)		665,000	660,593
Cooperatieve Rabobank UA 5.71% 1/21/2033 (e)(p)		628,000	651,581
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.2502% 8/28/2026 (e)(g)		6,350,000	6,355,906
ING Groep NV 3% 8/17/2031 (e)(r)	EUR	400,000	459,320
ING Groep NV 4.55% 10/2/2028		355,000	355,834
ING Groep NV 4.803% 3/23/2032 (e)		4,100,000	4,081,467
ING Groep NV 5.335% 3/19/2030 (e)		200,000	203,828
ING Groep NV 5.42% 3/23/2037 (e)		7,723,000	7,740,741
TOTAL FINANCIALS			25,430,777
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
IMCD NV 2.125% 3/31/2027 (r)	EUR	4,400,000	5,096,590
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		100,000	89,900
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		1,492,000	1,481,712
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		4,212,000	4,226,198
NXP BV / NXP Funding LLC 5.55% 12/1/2028		100,000	102,254
TOTAL INFORMATION TECHNOLOGY			5,900,064
TOTAL NETHERLANDS			44,330,816
NORWAY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Athomstart Invest 1083 AS 3 month EURIBOR + 6%, 8.276% 6/4/2030 (e)(g)(p)(r)	EUR	100,000	118,821
Energy - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (p)		155,000	162,003
TGS ASA 8.5% 1/15/2030 (p)		210,000	220,813
			382,816
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA 3.1% 7/15/2031 (p)		7,295,000	6,677,721
Aker BP ASA 5.8% 10/1/2054 (p)		180,000	169,338
Equinor ASA 3.7% 4/6/2050		920,000	693,687
Equinor ASA 3.95% 5/15/2043		300,000	249,197
Var Energi ASA 5% 5/18/2027 (p)		5,410,000	5,433,309
Var Energi ASA 5.875% 5/22/2030 (p)		2,700,000	2,789,314
Var Energi ASA 6.5% 5/22/2035 (p)		8,640,000	9,172,639
			25,185,205
TOTAL ENERGY			25,568,021
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 3 month EURIBOR + 0.7%, 3.625% 5/28/2032 (e)(g)(r)	EUR	300,000	353,146
DNB Bank ASA 4.832% 3/30/2032 (e)(p)		6,100,000	6,078,442
DNB Bank ASA 4.853% 11/5/2030 (e)(p)		900,000	906,612
TOTAL FINANCIALS			7,338,200
TOTAL NORWAY			33,025,042
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (p)		245,000	242,854
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (p)		215,000	218,763
TOTAL COMMUNICATION SERVICES			461,617
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (p)		372,000	379,336
TOTAL PANAMA			840,953
PARAGUAY - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Bioceanico Sovereign Certificate Ltd 0% 6/5/2034 (p)(u)		103,364	86,332
PERU - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Peru LNG Srl 5.375% 3/22/2030 (p)		133,360	129,358
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Finance DAC 6.5% 10/15/2030 (r)	EUR	485,000	486,505
PORTUGAL - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA 1.5% 3/14/2082 (e)(r)	EUR	300,000	344,886
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (p)		468,411	473,681
SAUDI ARABIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saudi Arabian Oil Co 4.375% 2/2/2031 (p)		5,600,000	5,488,000
Saudi Arabian Oil Co 5.25% 7/17/2034 (p)		3,000,000	3,019,380
TOTAL ENERGY			8,507,380
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (p)		3,525,000	3,595,500
TOTAL SAUDI ARABIA			12,102,880
SINGAPORE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Puma International Financing SA 7.75% 4/25/2029 (r)		700,000	721,031
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Project Infinity 12.85% 9/13/2027 (l)		497,787	495,945
TOTAL SINGAPORE			1,216,976
SOUTH AFRICA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		810,000	806,573
Metals & Mining - 0.0%
Anglo American Capital PLC 2.625% 9/10/2030 (p)		1,035,000	949,913
Anglo American Capital PLC 5.25% 3/19/2036 (p)		200,000	198,282
Anglo American Capital PLC 5.75% 4/5/2034 (p)		2,000,000	2,065,620
			3,213,815
TOTAL MATERIALS			4,020,388
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (p)		1,298,000	1,321,740
Eskom Holdings 6.35% 8/10/2028 (r)		213,000	216,896
Eskom Holdings 8.45% 8/10/2028 (r)		3,699,000	3,895,602
Eskom Holdings 8.45% 8/10/2028 (p)		671,000	706,664
TOTAL UTILITIES			6,140,902
TOTAL SOUTH AFRICA			10,161,290
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA 1.75% 10/23/2030 (r)	EUR	5,500,000	5,981,603
Telefonica Emisiones SA 4.665% 3/6/2038		150,000	137,046
TOTAL COMMUNICATION SERVICES			6,118,649
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029		1,800,000	1,841,769
Banco Santander SA 3.225% 11/22/2032 (e)		200,000	180,893
Banco Santander SA 3.306% 6/27/2029		200,000	192,767
Banco Santander SA 4.175% 3/24/2028 (e)		8,000,000	7,977,563
Banco Santander SA 4.551% 11/6/2030		400,000	393,861
Banco Santander SA 4.6% 4/15/2029		3,600,000	3,587,631
Banco Santander SA 4.625% 11/17/2030 (r)	GBP	300,000	398,669
Banco Santander SA 4.867% 4/15/2031		4,600,000	4,573,730
Banco Santander SA 5.127% 11/6/2035		800,000	785,250
Banco Santander SA 5.365% 7/15/2028 (e)		4,000,000	4,041,160
Banco Santander SA 5.439% 7/15/2031		3,800,000	3,906,125
Banco Santander SA 5.538% 3/14/2030 (e)		2,000,000	2,038,799
Banco Santander SA 5.552% 3/14/2028 (e)		8,400,000	8,470,139
Banco Santander SA 5.588% 8/8/2028		1,400,000	1,430,483
CaixaBank SA 4.818% 4/22/2032 (e)(p)		505,000	501,972
CaixaBank SA 5.402% 4/22/2037 (e)(p)		585,000	579,788
CaixaBank SA 5.581% 7/3/2036 (e)(p)		3,755,000	3,797,600
CaixaBank SA 5.673% 3/15/2030 (e)(p)		400,000	409,647
CaixaBank SA 6.037% 6/15/2035 (e)(p)		3,330,000	3,476,452
CaixaBank SA 6.684% 9/13/2027 (e)(p)		265,000	266,619
TOTAL FINANCIALS			48,850,917
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 7.5% 5/1/2030 (r)	EUR	72,615	88,190
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 3.375% 11/27/2026 (r)	GBP	500,000	669,486
Information Technology - 0.0%
Communications Equipment - 0.0%
Cellnex Finance Co SA 3.875% 1/19/2036 (r)	EUR	100,000	114,434
Utilities - 0.0%
Gas Utilities - 0.0%
Nortegas Energia Grupo SL 4.125% 1/21/2033 (r)	EUR	400,000	462,546
Redexis SA 4.375% 5/30/2031 (r)	EUR	800,000	950,420
TOTAL UTILITIES			1,412,966
TOTAL SPAIN			57,254,642
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Asmodee Group AB 5.75% 12/15/2029 (p)	EUR	1,120,000	1,357,943
Financials - 0.0%
Banks - 0.0%
Svenska Handelsbanken AB 5.5% 6/15/2028 (p)		943,000	963,243
Financial Services - 0.0%
Intrum Investments And Financing AB 8% 9/11/2027 (r)	EUR	100,000	116,848
TOTAL FINANCIALS			1,080,091
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Ab 3.95% 3/25/2031 (r)	EUR	200,000	232,243
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (r)	EUR	400,000	450,463
TOTAL REAL ESTATE			682,706
TOTAL SWEDEN			3,120,740
SWITZERLAND - 0.2%
Financials - 0.2%
Banks - 0.0%
UBS AG/London 5.65% 9/11/2028		200,000	205,611
Capital Markets - 0.2%
UBS AG/Stamford CT 4.302% 3/16/2029 (e)		5,350,000	5,340,175
UBS AG/Stamford CT 4.678% 11/29/2030 (e)		3,500,000	3,507,847
UBS Group AG 3.091% 5/14/2032 (e)(p)		9,800,000	8,996,009
UBS Group AG 3.126% 8/13/2030 (e)(p)		2,640,000	2,511,570
UBS Group AG 3.869% 1/12/2029 (e)(p)		6,800,000	6,722,611
UBS Group AG 4.194% 4/1/2031 (e)(p)		21,240,000	20,743,290
UBS Group AG 4.588% 8/10/2032 (e)(p)		14,300,000	14,061,408
UBS Group AG 4.75% 3/17/2032 (e)(r)	EUR	950,000	1,170,456
UBS Group AG 4.751% 5/12/2028 (e)(p)		937,000	940,057
UBS Group AG 5.01% 3/23/2037 (e)(p)		620,000	604,363
UBS Group AG 5.617% 9/13/2030 (e)(p)		330,000	338,799
UBS Group AG 6.246% 9/22/2029 (e)(p)		10,600,000	10,966,332
			75,902,917
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (e)(r)		495,000	497,944
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (e)(p)		1,200,000	1,198,045
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (e)(r)		545,000	489,072
			2,185,061
TOTAL FINANCIALS			78,293,589
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (p)		315,000	305,399
Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (r)	EUR	100,000	116,965
TOTAL SWITZERLAND			78,715,953
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
TSMC Arizona Corp 2.5% 10/25/2031		702,000	636,156
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (p)		95,000	96,456
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (p)		50,000	51,250

TOTAL TANZANIA			147,706
THAILAND - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Muangthai Capital PCL 6.875% 9/30/2028 (r)		200,000	200,650
Muangthai Capital PCL 7.55% 7/21/2030 (r)		250,000	252,578

TOTAL THAILAND			453,228
TRINIDAD & TOBAGO - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
Trinidad Generation UnLtd 7.75% 6/16/2033 (p)		277,000	292,928
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
TC Ziraat Bankasi AS 7.25% 2/4/2030 (p)		207,000	208,682
UNITED ARAB EMIRATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 4.25% 9/11/2029 (p)		3,800,000	3,761,430
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (r)		237,553	212,187
TOTAL ENERGY			3,973,617
Financials - 0.0%
Banks - 0.0%
First Abu Dhabi Bank PJSC 4.782% 6/3/2031 (e)(g)(p)		5,100,000	5,049,000
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Ltd/United Arab Emirates 2.375% 9/25/2026 (p)	EUR	1,430,000	1,662,856
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4.375% 10/9/2031 (p)		11,000,000	10,703,551
TOTAL UNITED ARAB EMIRATES			21,389,024
UNITED KINGDOM - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 8.375% 12/20/2083 (e)(r)	GBP	400,000	568,880
BT Finance PLC 3.375% 11/17/2032 (r)	EUR	275,000	315,886
Virgin Media Finance PLC 5% 7/15/2030 (p)		20,000	16,420
			901,186
Media - 0.0%
Pearson Funding PLC 6.375% 4/28/2036 (r)	GBP	100,000	136,606
RELX Capital Inc 5.25% 3/27/2035		3,400,000	3,444,142
Virgin Media Secured Finance PLC 4.25% 1/15/2030 (r)	GBP	3,295,000	3,972,992
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (p)		200,000	192,250
			7,745,990
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4% 1/31/2029 (r)	GBP	975,000	1,254,750
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (p)		155,000	129,611
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (p)		145,000	127,581
Vodafone Group PLC 4.25% 9/17/2050		100,000	77,758
Vodafone Group PLC 5.75% 2/10/2063		371,000	348,147
Vodafone Group PLC 7% 4/4/2079 (e)		100,000	103,595
Zegona Finance PLC 8.625% 7/15/2029 (p)		200,000	209,342
			2,250,784
TOTAL COMMUNICATION SERVICES			10,897,960
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
BCP V Modular Services Finance II PLC 6.5% 7/10/2031 (r)	EUR	100,000	98,287
EC Finance PLC 3.25% 10/15/2026 (r)	EUR	145,000	167,921
			266,208
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (r)	GBP	498,000	565,463
Marks & Spencer PLC 5.125% 8/18/2032 (r)	GBP	200,000	264,966
			830,429
Diversified Consumer Services - 0.0%
WPP Finance 2013 3.625% 6/9/2031 (r)	EUR	1,300,000	1,481,208
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (p)		200,000	202,741
Flutter Treasury DAC 6.125% 6/4/2031 (r)	GBP	540,000	713,710
IHG Finance LLC 3.375% 9/10/2030 (r)	EUR	250,000	289,740
Whitbread Group PLC 2.375% 5/31/2027 (r)	GBP	195,000	255,535
			1,461,726
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (r)	GBP	660,000	756,767
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (p)		145,000	146,231
TOTAL CONSUMER DISCRETIONARY			4,942,569
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Bellis Acquisition Co PLC 8% 7/1/2031 (p)	EUR	2,250,000	2,523,478
Bellis Acquisition Co PLC 8.125% 5/14/2030 (r)	GBP	2,359,000	2,933,410
Boots Group Finco LP 5.375% 8/31/2032 (p)	EUR	475,000	569,508
Boots Group Finco LP 7.375% 8/31/2032 (p)	GBP	550,000	761,859
Boots Group Finco LP 7.375% 8/31/2032 (r)	GBP	100,000	138,519
			6,926,774
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028		1,008,000	969,789
BAT Capital Corp 3.557% 8/15/2027		2,939,000	2,912,011
BAT Capital Corp 4.39% 8/15/2037		9,056,000	8,284,757
BAT Capital Corp 4.625% 3/22/2033		600,000	589,304
BAT Capital Corp 4.7% 4/2/2027		425,000	426,253
BAT Capital Corp 5.65% 3/16/2052		595,000	560,820
BAT Capital Corp 5.834% 2/20/2031		1,290,000	1,346,840
BAT Capital Corp 6.343% 8/2/2030		1,270,000	1,347,263
BAT Capital Corp 7.079% 8/2/2043		44,000	49,058
BAT International Finance PLC 4.125% 4/12/2032 (r)	EUR	825,000	982,291
BAT International Finance PLC 4.448% 3/16/2028		8,700,000	8,703,230
BAT International Finance PLC 5.931% 2/2/2029		395,000	408,635
Imperial Brands Finance PLC 3.875% 2/12/2034 (r)	EUR	850,000	972,319
Imperial Brands Finance PLC 5.875% 7/1/2034 (p)		2,400,000	2,475,564
Reynolds American Inc 5.7% 8/15/2035		1,189,000	1,226,589
Reynolds American Inc 8.125% 5/1/2040		24,000	27,961
			31,282,684
TOTAL CONSUMER STAPLES			38,209,458
Energy - 0.0%
Energy Equipment & Services - 0.0%
CD&R Firefly Bidco PLC 8.625% 4/30/2029 (r)	GBP	130,000	180,087
OEG Finance PLC 7.25% 9/27/2029 (r)	EUR	100,000	121,120
			301,207
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 11% 11/30/2028 (p)	EUR	3,800,000	4,697,441
EG Global Finance PLC 12% 11/30/2028 (p)		1,464,000	1,562,095
			6,259,536
TOTAL ENERGY			6,560,743
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.667% 3/10/2032 (e)		8,625,000	7,773,550
Barclays PLC 2.894% 11/24/2032 (e)		4,600,000	4,118,847
Barclays PLC 4.219% 5/24/2030 (e)		3,915,000	3,853,664
Barclays PLC 4.476% 11/11/2029 (e)		5,200,000	5,169,031
Barclays PLC 4.521% 2/24/2032 (e)		1,290,000	1,262,955
Barclays PLC 4.942% 9/10/2030 (e)		2,650,000	2,659,686
Barclays PLC 5.088% 6/20/2030 (e)		13,438,000	13,480,406
Barclays PLC 5.207% 2/24/2037 (e)		425,000	413,768
Barclays PLC 5.501% 8/9/2028 (e)		445,000	449,452
Barclays PLC 5.69% 3/12/2030 (e)		1,900,000	1,946,488
Barclays PLC 5.86% 8/11/2046 (e)		1,390,000	1,387,590
Barclays PLC 6.174% 7/29/2036 (e)(r)	GBP	100,000	136,086
Barclays PLC 6.496% 9/13/2027 (e)		600,000	603,369
Barclays PLC 6.692% 9/13/2034 (e)		2,900,000	3,139,729
Barclays PLC 7.437% 11/2/2033 (e)		500,000	559,334
HSBC Holdings PLC 2.013% 9/22/2028 (e)		2,943,000	2,848,958
HSBC Holdings PLC 2.206% 8/17/2029 (e)		3,380,000	3,212,293
HSBC Holdings PLC 2.804% 5/24/2032 (e)		5,536,000	5,007,492
HSBC Holdings PLC 2.848% 6/4/2031 (e)		486,000	450,342
HSBC Holdings PLC 3 month Australia Bank Bill Rate + 1.25%, 5.6959% 5/26/2032 (e)(g)(r)	AUD	370,000	266,312
HSBC Holdings PLC 3.973% 5/22/2030 (e)		2,011,000	1,970,268
HSBC Holdings PLC 4.583% 6/19/2029 (e)		200,000	199,786
HSBC Holdings PLC 4.619% 11/6/2031 (e)		950,000	938,445
HSBC Holdings PLC 4.755% 6/9/2028 (e)		728,000	729,897
HSBC Holdings PLC 4.856% 5/23/2033 (e)(r)	EUR	430,000	532,998
HSBC Holdings PLC 5.13% 3/3/2031 (e)		610,000	615,656
HSBC Holdings PLC 5.21% 8/11/2028 (e)		358,000	360,920
HSBC Holdings PLC 5.24% 5/13/2031 (e)		4,000,000	4,050,861
HSBC Holdings PLC 5.279% 3/10/2037 (e)		2,870,000	2,839,553
HSBC Holdings PLC 5.286% 11/19/2030 (e)		2,320,000	2,353,457
HSBC Holdings PLC 5.597% 5/17/2028 (e)		5,600,000	5,660,532
HSBC Holdings PLC 5.733% 5/17/2032 (e)		645,000	665,361
HSBC Holdings PLC 5.887% 8/14/2027 (e)		1,285,000	1,288,623
HSBC Holdings PLC 6.161% 3/9/2029 (e)		24,300,000	24,937,162
HSBC Holdings PLC 6.5% 5/2/2036		171,000	182,067
HSBC Holdings PLC 7.39% 11/3/2028 (e)		800,000	830,659
HSBC Holdings PLC 7.399% 11/13/2034 (e)		292,000	325,328
HSBC Holdings PLC 8.201% 11/16/2034 (e)(r)	GBP	550,000	800,644
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 4.6817% 3/3/2029 (e)(g)		5,000,000	5,025,961
Lloyds Banking Group PLC 4.55% 8/16/2028		550,000	551,088
Lloyds Banking Group PLC 4.75% 9/21/2031 (e)(r)	EUR	605,000	743,141
Lloyds Banking Group PLC 5.087% 11/26/2028 (e)		10,050,000	10,141,041
Lloyds Banking Group PLC 5.462% 1/5/2028 (e)		200,000	201,239
Lloyds Banking Group PLC 5.871% 3/6/2029 (e)		1,365,000	1,396,044
Lloyds Banking Group PLC 5.985% 8/7/2027 (e)		1,000,000	1,002,917
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 4.573% 11/26/2028 (e)(g)		10,050,000	10,099,303
NatWest Group PLC 3.073% 5/22/2028 (e)		6,199,000	6,119,052
NatWest Group PLC 3.632% 9/3/2034 (e)(r)	EUR	510,000	591,558
NatWest Group PLC 5.076% 1/27/2030 (e)		400,000	403,608
NatWest Group PLC 5.115% 5/23/2031 (e)		340,000	343,167
NatWest Group PLC 5.808% 9/13/2029 (e)		200,000	205,071
NatWest Group PLC 6.475% 6/1/2034 (e)		200,000	207,318
NatWest Markets PLC 4.654% 3/27/2029 (p)		11,800,000	11,822,816
NatWest Markets PLC 5.022% 3/21/2030 (p)		940,000	949,249
NatWest Markets PLC 5.41% 5/17/2029 (p)		1,750,000	1,788,044
Santander UK Group Holdings PLC 1.673% 6/14/2027 (e)		1,065,000	1,063,849
Santander UK Group Holdings PLC 2.896% 3/15/2032 (e)		204,000	185,325
Santander UK Group Holdings PLC 4.32% 9/22/2029 (e)		470,000	465,938
Santander UK Group Holdings PLC 4.858% 9/11/2030 (e)		9,595,000	9,601,631
Santander UK Group Holdings PLC 5.694% 4/15/2031 (e)		255,000	261,542
Santander UK Group Holdings PLC 6.534% 1/10/2029 (e)		200,000	205,847
Standard Chartered Bank/New York 4.853% 12/3/2027		13,800,000	13,915,482
Standard Chartered PLC 3.864% 3/17/2033 (e)(r)	EUR	245,000	287,969
Standard Chartered PLC 3.934% 5/28/2032 (e)(r)	EUR	270,000	318,653
Standard Chartered PLC 5.005% 10/15/2030 (e)(p)		5,900,000	5,942,057
Standard Chartered PLC 5.243% 1/13/2037 (e)(p)		390,000	382,663
Standard Chartered PLC 5.688% 5/14/2028 (e)(p)		340,000	343,693
Standard Chartered PLC 5.905% 5/14/2035 (e)(p)		665,000	685,869
Standard Chartered PLC 6.187% 7/6/2027 (e)(p)		700,000	701,010
Standard Chartered PLC 7.767% 11/16/2028 (e)(p)		641,000	670,209
Virgin Money UK PLC 7.625% 8/23/2029 (e)(r)	GBP	245,000	348,334
			194,992,257
Capital Markets - 0.0%
Marex Group PLC 6.404% 11/4/2029		5,900,000	6,088,077
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (r)	EUR	375,000	433,691
Financial Services - 0.0%
LSEG US Finance Corp 4.875% 3/28/2027 (p)		300,000	301,604
Nationwide Building Society 5.127% 7/29/2029 (p)		297,000	301,636
Nationwide Building Society 6.557% 10/18/2027 (e)(p)		955,000	962,606
Thssn Unfunded 1 9.75% 10/10/2027 (d)(l)	GBP	19,656	25,412
			1,591,258
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (r)	GBP	400,000	609,914
TOTAL FINANCIALS			203,715,197
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC 5.15% 3/20/2027		250,000	251,208
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 4.875% 3/3/2028		194,000	196,311
Astrazeneca Finance LLC 4.9% 2/26/2031		62,000	63,002
Astrazeneca PLC 6.45% 9/15/2037		198,000	221,076
			480,389
TOTAL HEALTH CARE			731,597
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (p)		2,985,000	2,860,313
Rolls-Royce PLC 5.75% 10/15/2027 (p)		800,000	810,522
			3,670,835
Commercial Services & Supplies - 0.0%
AA Bond Co Ltd 5.5% 7/31/2050 (r)	GBP	460,000	608,497
Biffa Group Holdings Ltd 5.25% 6/15/2031 (r)	EUR	100,000	115,210
			723,707
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (r)	EUR	560,000	493,486
Industrial Conglomerates - 0.0%
Smiths Group PLC 3.625% 11/13/2033 (r)	EUR	810,000	928,489
Machinery - 0.0%
Weir Group Inc 5.35% 5/6/2030 (p)		5,300,000	5,365,391
Transportation Infrastructure - 0.0%
Edge Finco PLC 8.125% 8/15/2031 (r)	GBP	100,000	138,867
Heathrow Funding Ltd 6% 3/5/2032 (r)	GBP	465,000	630,989
			769,856
TOTAL INDUSTRIALS			11,951,764
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (p)		225,000	214,762
Real Estate - 0.0%
Office REITs - 0.0%
Alexandrite Monnet UK Holdco PLC 6.875% 5/31/2031 (r)	EUR	100,000	117,180
Great Portland Estates PLC 5.375% 9/25/2031 (r)	GBP	300,000	402,853
			520,033
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (r)	EUR	780,000	909,792
TOTAL REAL ESTATE			1,429,825
Utilities - 0.0%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (r)	EUR	300,000	345,677
NGG Finance PLC 2.125% 9/5/2082 (e)(r)	EUR	440,000	505,404
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (r)	EUR	430,000	497,207
Yorkshire Power Finance Ltd 7.25% 8/4/2028	GBP	4,419,000	6,199,987
			7,548,275
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 5.625% 2/15/2032 (r)	EUR	100,000	117,599
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (p)		380,000	377,797
ContourGlobal Power Holdings SA 4.375% 7/31/2031 (r)	EUR	100,000	113,657
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (p)		145,000	148,308
			757,361
Multi-Utilities - 0.0%
National Grid PLC 5.602% 6/12/2028		1,409,000	1,438,068
Water Utilities - 0.0%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (r)	GBP	200,000	261,065
Anglian Water Services Financing PLC 5.875% 6/20/2031 (r)	GBP	565,000	771,541
Anglian Water Services Financing PLC 6.293% 7/30/2030 (r)	GBP	150,000	208,214
DWR Cymru Financing UK PLC 2.375% 3/31/2034 (r)	GBP	1,145,000	1,172,535
DWR Cymru Financing UK PLC 6.25% 9/8/2037 (r)	GBP	460,000	618,338
Northumbrian Water Finance PLC 5.375% 7/22/2032 (r)	GBP	375,000	498,418
Northumbrian Water Finance PLC 5.625% 4/29/2033 (r)	GBP	190,000	253,703
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (r)	EUR	425,000	491,878
Severn Trent Utilities Finance PLC 4.25% 1/29/2040 (r)	EUR	1,725,000	1,984,215
South West Water Finance PLC 5.25% 9/15/2031 (r)	GBP	340,000	453,307
South West Water Finance PLC 5.75% 12/11/2032 (r)	GBP	125,000	169,903
SW Finance I PLC 6.875% 8/7/2032 (r)	GBP	650,000	892,671
Thames Water Super Senior Issuer PLC 9.75% 10/10/2027 (p)	GBP	84,761	121,622
Wessex Water Services Finance PLC 6.125% 9/19/2034 (r)	GBP	320,000	432,423
Yorkshire Water Finance PLC 2.75% 4/18/2041 (r)	GBP	700,000	596,961
Yorkshire Water Finance PLC 5.5% 4/28/2035 (r)	GBP	134,000	171,545
Yorkshire Water Finance PLC 6% 7/22/2033 (r)	GBP	330,000	444,330
Yorkshire Water Finance PLC 6.375% 11/18/2034 (r)	GBP	1,530,000	2,102,949
			11,645,618
TOTAL UTILITIES			21,389,322
TOTAL UNITED KINGDOM			300,043,197
UNITED STATES - 11.7%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.4%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (p)		520,000	524,125
APLD ComputeCo LLC 9.25% 12/15/2030 (p)		635,000	685,443
AT&T Inc 1.65% 2/1/2028		4,120,000	3,941,839
AT&T Inc 2.25% 2/1/2032		2,515,000	2,197,551
AT&T Inc 2.55% 12/1/2033		2,128,000	1,803,107
AT&T Inc 3.5% 6/1/2041		5,306,000	4,126,445
AT&T Inc 3.5% 9/15/2053		3,113,000	2,058,595
AT&T Inc 3.55% 9/15/2055		2,735,000	1,788,159
AT&T Inc 3.65% 6/1/2051		50,000	34,580
AT&T Inc 3.65% 9/15/2059		6,685,000	4,363,345
AT&T Inc 3.8% 12/1/2057		213,000	144,732
AT&T Inc 3.85% 6/1/2060		244,000	165,388
AT&T Inc 4.3% 2/15/2030		1,870,000	1,853,131
AT&T Inc 4.35% 3/1/2029		150,000	149,675
AT&T Inc 4.4% 4/30/2031		8,939,000	8,832,709
AT&T Inc 4.5% 3/9/2048		129,000	104,264
AT&T Inc 4.5% 5/15/2035		2,208,000	2,095,187
AT&T Inc 4.75% 4/30/2033		1,986,000	1,961,766
AT&T Inc 4.75% 5/15/2046		5,291,000	4,496,583
AT&T Inc 4.9% 11/1/2035		2,105,000	2,054,011
AT&T Inc 5.125% 4/30/2036		650,000	640,950
AT&T Inc 5.25% 10/30/2036		2,480,000	2,455,168
AT&T Inc 5.7% 11/1/2054		1,455,000	1,372,440
AT&T Inc 5.85% 4/30/2046		15,000	14,648
AT&T Inc 6% 4/30/2056		725,000	710,816
AT&T Inc 6.05% 8/15/2056		600,000	592,927
AT&T Inc 6.2% 10/30/2056		276,000	277,806
AT&T Inc 6.3% 10/30/2066		100,000	100,419
Black Pearl Compute LLC 6.125% 2/15/2031 (p)		1,311,000	1,333,825
Cipher Compute LLC 7.125% 11/15/2030 (p)		414,998	432,615
Comcast Corp 1.95% 1/15/2031		119,000	105,574
Comcast Corp 2.65% 8/15/2062		100,000	49,609
Comcast Corp 2.937% 11/1/2056		1,350,000	757,121
Comcast Corp 2.987% 11/1/2063		86,000	46,102
Comcast Corp 3.45% 2/1/2050		123,000	81,511
Comcast Corp 3.75% 4/1/2040		4,161,000	3,383,982
Comcast Corp 3.9% 3/1/2038		621,000	534,270
Comcast Corp 3.969% 11/1/2047		32,000	23,711
Comcast Corp 3.999% 11/1/2049		3,000	2,194
Comcast Corp 4% 3/1/2048		234,000	173,707
Comcast Corp 4.049% 11/1/2052		461,000	332,219
Comcast Corp 4.25% 10/15/2030		435,000	429,760
Comcast Corp 5.3% 6/1/2034		340,000	345,516
Comcast Corp 5.35% 5/15/2053		2,467,000	2,184,494
Connect Holding II LLC 10.5% 4/3/2031 (p)		5,950,000	6,058,599
Core Scientific Finance I LLC 7.75% 5/15/2031 (p)		605,000	618,710
Edged Compute LLC 7.5% 4/30/2031 (p)		520,000	521,343
Flash Compute LLC 7.25% 12/31/2030 (p)		490,000	505,157
HUT 8 DC LLC 6.192% 11/15/2042 (p)		5,287,000	5,350,066
Level 3 Financing Inc 6.875% 6/30/2033 (p)		1,790,000	1,843,757
Level 3 Financing Inc 7% 3/31/2034 (p)		2,731,000	2,830,645
Level 3 Financing Inc 7.5% 2/15/2037 (p)		8,000	8,246
Level 3 Financing Inc 8.5% 1/15/2036 (p)		1,480,000	1,600,118
Meridian Arc Holdco LLC 6.25% 4/30/2031 (p)		4,320,000	4,342,214
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (p)		3,475,000	3,479,761
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (p)		42,648,000	42,733,587
Sprint Capital Corp 6.875% 11/15/2028		304,000	320,322
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC 5.152% 9/20/2029 (p)		5,062,000	5,082,670
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (p)		3,815,000	3,767,108
Uniti Services LLC 7.5% 10/15/2033 (p)		10,000	10,524
Verizon Communications Inc 2.1% 3/22/2028		3,600,000	3,464,145
Verizon Communications Inc 2.55% 3/21/2031		100,000	91,188
Verizon Communications Inc 2.65% 11/20/2040		1,035,000	738,943
Verizon Communications Inc 3.875% 3/1/2052		121,000	89,819
Verizon Communications Inc 4.272% 1/15/2036		307,000	285,184
Verizon Communications Inc 4.5% 8/10/2033		100,000	97,257
Verizon Communications Inc 4.522% 9/15/2048		279,000	232,471
Verizon Communications Inc 4.75% 11/1/2041		356,000	321,683
Verizon Communications Inc 4.812% 3/15/2039		1,435,000	1,347,433
Verizon Communications Inc 5.401% 7/2/2037		2,232,000	2,242,543
Verizon Communications Inc 6% 11/30/2065		21,000	20,677
Verizon Communications Inc 6.05% 5/14/2058 (e)		832,000	842,730
Verizon Communications Inc 6.2% 5/14/2056 (e)		555,000	563,362
Verizon Communications Inc 7.75% 12/1/2030		300,000	336,740
WULF Compute LLC 7.75% 10/15/2030 (p)		1,390,000	1,460,556
Zayo Group Holdings Inc 9.25% 3/9/2030 pay-in-kind (e)(p)		337,888	338,310
			151,307,887
Entertainment - 0.0%
Cinemark USA Inc 5.25% 7/15/2028 (p)		214,000	212,879
Cinemark USA Inc 7% 8/1/2032 (p)		50,000	51,753
Live Nation Entertainment Inc 4.75% 10/15/2027 (p)		587,000	584,768
Live Nation Entertainment Inc 6.5% 5/15/2027 (p)		433,000	433,475
NBCUniversal Media LLC 4.45% 1/15/2043		103,000	86,057
NBCUniversal Media LLC 5.95% 4/1/2041		100,000	101,963
Netflix Inc 5.375% 11/15/2029 (p)		518,000	533,209
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (p)		844,000	880,163
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (p)		145,000	153,243
ROBLOX Corp 3.875% 5/1/2030 (p)		200,000	188,792
Take-Two Interactive Software Inc 3.7% 4/14/2027		180,000	179,116
Take-Two Interactive Software Inc 5.4% 6/12/2029		209,000	213,367
Take-Two Interactive Software Inc 5.6% 6/12/2034		836,000	856,946
Walt Disney Co/The 7.75% 12/1/2045		274,000	341,607
			4,817,338
Interactive Media & Services - 0.1%
Alphabet Inc 4% 5/15/2030		200,000	197,680
Alphabet Inc 4.1% 11/15/2030		1,955,000	1,934,930
Alphabet Inc 4.375% 11/6/2064	EUR	290,000	317,392
Alphabet Inc 4.4% 2/15/2033		675,000	664,034
Alphabet Inc 4.5% 5/11/2045	EUR	1,505,000	1,786,576
Alphabet Inc 4.7% 11/15/2035		1,440,000	1,415,873
Alphabet Inc 4.8% 2/15/2036		1,311,000	1,296,325
Alphabet Inc 4.8% 5/11/2063	EUR	560,000	656,363
Alphabet Inc 5.45% 11/15/2055		158,000	152,585
Alphabet Inc 5.5% 2/15/2046		100,000	99,051
Alphabet Inc 5.65% 2/15/2056		2,955,000	2,937,566
Alphabet Inc 5.7% 11/15/2075		1,936,000	1,892,353
Alphabet Inc 5.75% 2/15/2066		2,600,000	2,579,925
Meta Platforms Inc 4.6% 11/15/2032		2,315,000	2,286,391
Meta Platforms Inc 4.65% 8/15/2062		41,000	31,593
Meta Platforms Inc 4.875% 11/15/2035		2,043,000	1,996,137
Meta Platforms Inc 4.875% 5/15/2033		3,647,000	3,636,528
Meta Platforms Inc 4.95% 5/15/2033		100,000	100,546
Meta Platforms Inc 5.25% 5/15/2036		11,820,000	11,810,004
Meta Platforms Inc 5.4% 8/15/2054		1,260,000	1,127,977
Meta Platforms Inc 5.5% 11/15/2045		1,355,000	1,271,905
Meta Platforms Inc 5.6% 5/15/2053		2,633,000	2,438,280
Meta Platforms Inc 5.625% 11/15/2055		6,975,000	6,431,582
Meta Platforms Inc 5.75% 11/15/2065		100,000	91,637
Meta Platforms Inc 5.75% 5/15/2063		100,000	91,758
Meta Platforms Inc 6.2% 5/15/2046		3,995,000	4,039,161
Meta Platforms Inc 6.3% 5/15/2056		4,703,000	4,745,378
Meta Platforms Inc 6.45% 5/15/2066		3,560,000	3,588,003
Snap Inc 6.875% 3/1/2033 (p)		530,000	525,339
Snap Inc 6.875% 3/15/2034 (p)		215,000	211,647
			60,354,519
Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (p)		100,000	83,527
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (p)		1,720,000	1,557,290
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,281,000	2,001,426
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (p)		1,024,000	952,995
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (p)		1,100,000	980,646
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (p)		2,560,000	2,419,426
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (p)		185,000	183,175
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (p)		505,000	493,635
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (p)		1,546,000	1,508,576
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/1/2031 (p)		100,000	101,415
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		5,888,000	5,499,072
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		788,000	671,324
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		1,640,000	1,465,323
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042		408,000	281,087
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041		8,610,000	6,012,336
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		580,000	368,476
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061		122,000	78,118
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		95,000	70,490
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		2,860,000	2,858,752
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049		53,000	40,776
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		220,000	171,698
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038		97,000	86,443
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		25,769,000	20,788,793
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		19,000	15,984
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035		455,000	442,976
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		4,171,000	4,291,498
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		3,015,000	2,786,903
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		6,266,000	6,428,930
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		3,550,000	3,665,369
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (p)		660,000	682,234
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (p)		70,000	73,446
Cox Communications Inc 1.8% 10/1/2030 (p)		1,840,000	1,600,916
Cox Communications Inc 5.45% 9/15/2028 (p)		2,525,000	2,563,774
Cox Enterprises Inc 7.375% 7/15/2027 (p)		1,945,000	1,990,575
CSC Holdings LLC 11.75% 1/31/2029 (p)		3,079,000	1,944,797
CSC Holdings LLC 5.375% 2/1/2028 (p)		399,000	253,229
CSC Holdings LLC 5.5% 4/15/2027 (p)		1,117,000	804,330
CSC Holdings LLC 5.75% 1/15/2030 (p)		286,000	73,193
CSC Holdings LLC 6.5% 2/1/2029 (p)		2,413,000	1,417,946
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (p)		100,000	104,630
Directv Financing LLC / Directv Financing Co-Obligor Inc 9.25% 6/1/2032 (p)		39,000	40,038
Discovery Communications LLC 3.95% 3/20/2028		3,108,000	3,088,047
Discovery Communications LLC 5% 9/20/2037		100,000	78,500
Discovery Global Holdings Inc 3.755% 3/15/2027		8,213,000	8,154,852
Discovery Global Holdings Inc 4.279% 3/15/2032		155,000	139,887
Discovery Global Holdings Inc 5.05% 3/15/2042		580,000	424,125
DISH DBS Corp 5.125% 6/1/2029		975,000	882,430
DISH DBS Corp 5.25% 12/1/2026 (p)		526,000	524,029
DISH DBS Corp 5.75% 12/1/2028 (p)		138,000	135,426
DISH DBS Corp 7.375% 7/1/2028		225,000	218,132
DISH DBS Corp 7.75% 7/1/2026		2,500,000	2,487,517
DISH Network Corp 11.75% 11/15/2027 (p)		5,358,000	5,520,776
EchoStar Corp 10.75% 11/30/2029		5,089,600	5,531,072
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)		465,000	474,967
Getty Images Inc 10.5% 11/15/2030 (p)		415,000	366,757
Gray Media Inc 10.5% 7/15/2029 (p)		257,000	272,067
Gray Media Inc 4.75% 10/15/2030 (p)		61,000	46,210
Gray Media Inc 5.375% 11/15/2031 (p)		63,000	45,207
Gray Media Inc 7.25% 8/15/2033 (p)		320,000	317,193
Gray Media Inc 9.625% 7/15/2032 (p)		100,000	98,632
iHeartCommunications Inc 10.875% 5/1/2030 (p)		138,088	117,346
iHeartCommunications Inc 7.75% 8/15/2030 (p)		218,030	200,210
iHeartCommunications Inc 9.125% 5/1/2029 (p)		385,193	373,369
Lamar Media Corp 3.75% 2/15/2028		27,000	26,478
Lamar Media Corp 4% 2/15/2030		182,000	174,765
Lamar Media Corp 4.875% 1/15/2029		265,000	262,909
Lamar Media Corp 5.375% 11/1/2033 (p)		205,000	201,916
McGraw-Hill Education Inc 7.375% 9/1/2031 (p)		100,000	102,116
Midcontinent Communications 8% 8/15/2032 (p)		958,000	904,742
News Corp 3.875% 5/15/2029 (p)		1,475,000	1,430,173
Nexstar Media Inc 4.75% 11/1/2028 (p)		331,000	325,831
Nexstar Media Inc 6.5% 9/15/2033 (p)		1,101,000	1,109,773
Nexstar Media Inc 7.25% 4/15/2034 (p)		481,000	484,027
Omnicom Group Inc 2.4% 3/1/2031		334,000	299,216
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (p)		435,000	453,670
Paramount Global 6.25% 2/28/2057 (e)		100,000	81,750
Paramount Global 6.875% 4/30/2036		115,000	106,376
Scripps Escrow II Inc 3.875% 1/15/2029 (p)		247,000	228,874
Sinclair Television Group Inc 4.375% 12/31/2032 (p)		118,000	94,547
Sinclair Television Group Inc 8.125% 2/15/2033 (p)		405,000	416,138
Sirius XM Radio LLC 4% 7/15/2028 (p)		753,000	733,537
Sirius XM Radio LLC 4.125% 7/1/2030 (p)		910,000	857,851
Sirius XM Radio LLC 5% 8/1/2027 (p)		315,000	314,527
Sirius XM Radio LLC 5.5% 7/1/2029 (p)		823,000	819,781
Stagwell Global LLC 5.625% 8/15/2029 (p)		500,000	486,647
Time Warner Cable LLC 5.5% 9/1/2041		5,200,000	4,486,806
Time Warner Cable LLC 5.875% 11/15/2040		930,000	836,179
Time Warner Cable LLC 6.55% 5/1/2037		8,522,000	8,512,418
Time Warner Cable LLC 7.3% 7/1/2038		6,393,000	6,662,614
Univision Communications Inc 7.375% 6/30/2030 (p)		320,000	318,643
Univision Communications Inc 8.5% 7/31/2031 (p)		280,000	281,884
Univision Communications Inc 8.875% 4/15/2033 (p)		103,000	102,607
Versant Media Group Inc 7.25% 1/30/2031 (p)		12,000	12,468
			138,481,581
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 2.875% 2/15/2031		100,000	92,232
T-Mobile USA Inc 3% 2/15/2041		3,650,000	2,712,189
T-Mobile USA Inc 3.375% 4/15/2029		2,445,000	2,372,890
T-Mobile USA Inc 3.4% 10/15/2052		520,000	346,114
T-Mobile USA Inc 3.5% 4/15/2031		1,200,000	1,137,022
T-Mobile USA Inc 3.6% 11/15/2060		547,000	361,606
T-Mobile USA Inc 3.875% 4/15/2030		25,068,000	24,393,500
T-Mobile USA Inc 4.8% 7/15/2028		870,000	876,674
T-Mobile USA Inc 4.85% 1/15/2029		1,700,000	1,715,716
T-Mobile USA Inc 4.95% 3/15/2028		800,000	807,747
T-Mobile USA Inc 5.05% 7/15/2033		315,000	317,059
T-Mobile USA Inc 5.75% 1/15/2034		16,000	16,697
T-Mobile USA Inc 5.8% 9/15/2062		106,000	103,231
T-Mobile USA Inc 6.7% 12/15/2033		202,000	222,159
			35,474,836
TOTAL COMMUNICATION SERVICES			390,436,161
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7% 4/15/2028 (p)		578,000	587,748
Adient Global Holdings Ltd 7.5% 2/15/2033 (p)		325,000	337,077
American Axle & Manufacturing Inc 5% 10/1/2029		180,000	176,126
American Axle & Manufacturing Inc 6.375% 10/15/2032 (p)		70,000	70,261
American Axle & Manufacturing Inc 6.875% 7/1/2028		108,000	108,437
American Axle & Manufacturing Inc 7.75% 10/15/2033 (p)		235,000	235,649
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (p)		95,000	97,312
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (p)		450,000	465,188
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (p)		175,000	178,218
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (p)		580,000	586,525
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (p)		275,000	275,095
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (p)		145,000	144,703
Dana Inc 4.5% 2/15/2032		70,000	65,617
Goodyear Tire & Rubber Co/The 5% 7/15/2029		380,000	362,935
Goodyear Tire & Rubber Co/The 5.25% 4/30/2031		517,000	461,710
Goodyear Tire & Rubber Co/The 5.25% 7/15/2031		127,000	112,736
Goodyear Tire & Rubber Co/The 5.625% 4/30/2033		100,000	87,135
Hertz Corp/The 4.625% 12/1/2026 (p)		149,000	140,746
Lear Corp 4.25% 5/15/2029		100,000	98,768
Patrick Industries Inc 6.375% 11/1/2032 (p)		180,000	179,784
Phinia Inc 6.75% 4/15/2029 (p)		540,000	555,055
Tenneco Inc 8% 11/17/2028 (p)		3,475,000	3,482,153
			8,808,978
Automobiles - 0.2%
American Honda Finance Corp 3.5% 2/15/2028		307,000	302,131
American Honda Finance Corp 4.25% 9/1/2028		155,000	154,078
American Honda Finance Corp 4.8% 3/5/2030		181,000	181,017
American Honda Finance Corp 5.15% 7/9/2032		59,000	59,419
American Honda Finance Corp U.S. SOFR Index + 0.73%, 4.292% 8/13/2027 (e)(g)		10,100,000	10,112,191
Ford Motor Co 3.25% 2/12/2032		1,675,000	1,486,311
Ford Motor Co 4.75% 1/15/2043		340,000	271,003
Ford Motor Co 9.625% 4/22/2030		481,000	550,513
General Motors Co 5.35% 4/15/2028		3,301,000	3,345,185
General Motors Co 5.4% 4/1/2048		44,000	39,586
General Motors Co 5.95% 4/1/2049		10,000	9,620
General Motors Co 6.25% 10/2/2043		612,000	616,578
General Motors Co 6.25% 4/15/2035		138,000	145,120
General Motors Co 6.6% 4/1/2036		775,000	833,639
General Motors Co 6.75% 4/1/2046		465,000	491,418
General Motors Financial Co Inc 2.4% 10/15/2028		2,200,000	2,092,099
General Motors Financial Co Inc 2.4% 4/10/2028		1,895,000	1,823,549
General Motors Financial Co Inc 5.05% 4/4/2028		4,804,000	4,844,465
General Motors Financial Co Inc 5.4% 5/8/2027		1,194,000	1,205,985
General Motors Financial Co Inc 5.6% 6/18/2031		167,000	171,804
General Motors Financial Co Inc 5.65% 1/17/2029		118,000	120,669
General Motors Financial Co Inc 5.85% 4/6/2030		2,471,000	2,562,353
General Motors Financial Co Inc 5.95% 4/4/2034		275,000	285,560
General Motors Financial Co Inc 6.4% 1/9/2033		91,000	97,142
Hyundai Capital America 1.5% 6/15/2026 (p)		367,000	366,608
Hyundai Capital America 2.1% 9/15/2028 (p)		1,595,000	1,507,538
Hyundai Capital America 3% 2/10/2027 (p)		252,000	249,577
Hyundai Capital America 4.55% 9/26/2029 (p)		2,700,000	2,690,026
Hyundai Capital America 4.6% 4/6/2028 (p)		11,500,000	11,492,763
Hyundai Capital America 4.8% 1/10/2033 (p)		2,720,000	2,669,486
Hyundai Capital America 4.875% 11/1/2027 (p)		4,000,000	4,016,351
Hyundai Capital America 5.4% 6/23/2032 (p)		620,000	632,335
Hyundai Capital America U.S. SOFR Index + 1.04%, 4.6695% 6/24/2027 (e)(g)(p)		3,300,000	3,311,335
Hyundai Capital America U.S. SOFR Index + 1.04%, 4.6705% 3/19/2027 (e)(g)(p)		250,000	250,879
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (p)		20,000	18,625
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (p)		30,000	29,389
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (p)		240,000	237,031
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (p)		100,000	102,736
Nissan Motor Acceptance Co LLC U.S. SOFR Averages Index + 2.05%, 5.6846% 9/13/2027 (e)(g)(p)		8,800,000	8,765,126
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (p)		130,000	128,169
Stellantis Finance US Inc 5.75% 3/18/2030 (p)		340,000	341,538
Thor Industries Inc 4% 10/15/2029 (p)		145,000	137,120
			68,748,067
Broadline Retail - 0.1%
Amazon.com Inc 3.7% 3/16/2035	EUR	375,000	439,364
Amazon.com Inc 3.9% 11/20/2028		51,000	50,633
Amazon.com Inc 3.95% 4/13/2052		1,279,000	985,627
Amazon.com Inc 4.25% 3/13/2031		4,100,000	4,054,087
Amazon.com Inc 4.45% 3/16/2045	EUR	840,000	987,987
Amazon.com Inc 4.55% 3/13/2033		4,250,000	4,204,950
Amazon.com Inc 4.85% 3/16/2064	EUR	1,560,000	1,842,350
Amazon.com Inc 4.875% 3/13/2036		5,555,000	5,488,191
Amazon.com Inc 5.45% 11/20/2055		184,000	175,582
Amazon.com Inc 5.65% 3/13/2046		655,000	654,123
Amazon.com Inc 5.8% 3/13/2056		5,163,000	5,167,927
Amazon.com Inc 5.95% 3/13/2066		2,205,000	2,221,553
Amazon.com Inc 6.05% 3/13/2076		189,000	190,632
eBay Inc 2.6% 5/10/2031		100,000	90,386
eBay Inc 3.6% 6/5/2027		108,000	107,225
Macy's Retail Holdings LLC 7.375% 8/1/2033 (p)		90,000	93,963
Match Group Holdings II LLC 3.625% 10/1/2031 (p)		145,000	129,854
Match Group Holdings II LLC 4.125% 8/1/2030 (p)		80,000	75,297
Match Group Holdings II LLC 4.625% 6/1/2028 (p)		100,000	98,637
Nordstrom Inc 4.375% 4/1/2030		438,000	418,745
Shutterfly Finance LLC 8.5% 10/1/2027 pay-in-kind (e)(p)		41,774	41,500
Shutterfly Finance LLC 9.75% 10/1/2027 (p)		4,660	4,660
Wayfair LLC 6.75% 11/15/2032 (p)		110,000	111,740
Wayfair LLC 7.125% 5/31/2034 (p)		35,000	35,663
Wayfair LLC 7.25% 10/31/2029 (p)		530,000	545,319
Wayfair LLC 7.75% 9/15/2030 (p)		395,000	411,198
			28,627,193
Distributors - 0.0%
American Builders & Contractors Supply Co Inc 3.875% 11/15/2029 (p)		120,000	114,169
American Builders & Contractors Supply Co Inc 4% 1/15/2028 (p)		297,000	291,210
Genuine Parts Co 4.95% 8/15/2029		765,000	762,428
			1,167,807
Diversified Consumer Services - 0.0%
California Institute of Technology 3.65% 9/1/2119		535,000	336,272
Grand Canyon University 5.125% 10/1/2028		280,000	277,393
Massachusetts Institute of Technology 2.989% 7/1/2050		865,000	576,385
Massachusetts Institute of Technology 3.959% 7/1/2038		2,125,000	1,938,382
Massachusetts Institute of Technology 5.6% 7/1/2111		400,000	391,499
President and Fellows of Harvard College 3.15% 7/15/2046		315,000	228,958
President and Fellows of Harvard College 3.3% 7/15/2056		190,000	129,345
Service Corp International/US 4% 5/15/2031		285,000	267,948
Service Corp International/US 5.125% 6/1/2029		545,000	544,352
Service Corp International/US 5.75% 10/15/2032		1,055,000	1,063,566
TKC Holdings Inc 12% 2/15/2031 (p)		45,000	46,847
TKC Holdings Inc 8.5% 8/15/2030 (p)		155,000	158,494
Trustees of the University of Pennsylvania/The 2.396% 10/1/2050		495,000	287,895
Trustees of the University of Pennsylvania/The 3.61% 2/15/2119		285,000	173,608
University of Southern California 3.841% 10/1/2047		815,000	643,379
University of Southern California 4.976% 10/1/2053		572,000	522,684
Washington University/The 3.524% 4/15/2054		2,930,000	2,116,405
Washington University/The 4.349% 4/15/2122		2,340,000	1,749,859
Yale University 2.402% 4/15/2050		2,140,000	1,273,772
			12,727,043
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (p)		125,000	124,022
Airbnb Inc 4.4% 3/16/2029		3,540,000	3,533,772
Aramark Services Inc 5% 2/1/2028 (p)		1,440,000	1,437,728
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (p)		305,000	277,553
Booking Holdings Inc 3.875% 3/21/2045	EUR	545,000	565,606
Booking Holdings Inc 4% 3/1/2044	EUR	200,000	213,481
Booking Holdings Inc 4.5% 5/11/2039	EUR	560,000	657,522
Boyd Gaming Corp 4.75% 12/1/2027		120,000	119,639
Boyne USA Inc 4.75% 5/15/2029 (p)		325,000	320,129
Brinker International Inc 8.25% 7/15/2030 (p)		1,475,000	1,540,750
Caesars Entertainment Inc 4.625% 10/15/2029 (p)		2,500,000	2,408,523
Caesars Entertainment Inc 6% 10/15/2032 (p)		352,000	315,167
Caesars Entertainment Inc 6.5% 2/15/2032 (p)		1,564,000	1,524,850
Caesars Entertainment Inc 7% 2/15/2030 (p)		2,625,000	2,656,117
Carnival Corp Ltd 4% 8/1/2028 (p)		610,000	599,054
Carnival Corp Ltd 5.125% 5/1/2029 (p)		1,040,000	1,038,742
Carnival Corp Ltd 5.75% 3/15/2030 (p)		815,000	823,200
Carnival Corp Ltd 5.75% 8/1/2032 (p)		1,360,000	1,373,848
Carnival Corp Ltd 5.875% 6/15/2031 (p)		625,000	634,668
Carnival Corp Ltd 6.125% 2/15/2033 (p)		675,000	683,632
Churchill Downs Inc 4.75% 1/15/2028 (p)		125,000	123,749
Churchill Downs Inc 5.5% 4/1/2027 (p)		340,000	339,855
Churchill Downs Inc 6.75% 5/1/2031 (p)		305,000	311,382
Expedia Group Inc 2.95% 3/15/2031		165,000	151,841
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (p)		575,000	560,642
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (p)		300,000	292,695
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (p)		427,000	391,973
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (p)		285,000	275,202
Hilton Domestic Operating Co Inc 4% 5/1/2031 (p)		726,000	688,320
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		78,000	77,152
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (p)		80,000	79,635
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (p)		200,000	201,159
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (p)		405,000	408,587
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (p)		1,470,000	1,486,658
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (p)		250,000	253,827
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (p)		100,000	93,265
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (p)		95,000	92,422
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (p)		200,000	203,381
Hyatt Hotels Corp 5.05% 3/30/2028		5,900,000	5,947,359
Hyatt Hotels Corp 5.25% 6/30/2029		1,900,000	1,929,704
Hyatt Hotels Corp 5.75% 1/30/2027		1,245,000	1,255,485
Hyatt Hotels Corp 5.75% 4/23/2030		3,300,000	3,396,241
Jacobs Entertainment Inc 6.75% 2/15/2029 (p)		775,000	761,500
Las Vegas Sands Corp 5.3% 5/15/2031		8,500,000	8,505,863
Las Vegas Sands Corp 5.625% 6/15/2028		1,760,000	1,785,266
Las Vegas Sands Corp 5.9% 6/1/2027		1,000,000	1,012,125
Las Vegas Sands Corp 6% 8/15/2029		2,860,000	2,941,243
Life Time Inc 6% 11/15/2031 (p)		205,000	207,970
Marriott International Inc/MD 3.125% 6/15/2026		1,390,000	1,389,402
Marriott International Inc/MD 4.8% 3/15/2030		3,400,000	3,426,201
Marriott International Inc/MD 4.9% 4/15/2029		925,000	934,787
Marriott International Inc/MD 5.3% 5/15/2034		120,000	121,610
Marriott International Inc/MD 5.5% 4/15/2037		2,350,000	2,375,102
McDonald's Corp 3.5% 5/21/2032 (r)	EUR	210,000	244,672
McDonald's Corp 4.8% 8/14/2028		299,000	301,946
McDonald's Corp 4.875% 7/15/2040		108,000	102,165
McDonald's Corp 5.15% 9/9/2052		489,000	447,878
McDonald's Corp 6.3% 10/15/2037		74,000	80,503
MGM Resorts International 4.625% 9/1/2026		630,000	629,818
MGM Resorts International 5.5% 4/15/2027		2,225,000	2,227,205
MGM Resorts International 6.125% 9/15/2029		445,000	451,590
MGM Resorts International 6.5% 4/15/2032		1,860,000	1,895,439
NCL Corp Ltd 5.875% 1/15/2031 (p)		130,000	125,631
NCL Corp Ltd 6.25% 9/15/2033 (p)		100,000	95,876
Papa John's International Inc 3.875% 9/15/2029 (p)		430,000	411,367
Resorts World Las Vegas LLC / RWLV Capital Inc 4.625% 4/16/2029 (r)		400,000	364,113
Rivers Enterprise Borrower LLC 6.25% 10/15/2030 (p)		200,000	201,580
Royal Caribbean Cruises Ltd 3.7% 3/15/2028		189,000	186,107
Royal Caribbean Cruises Ltd 4.75% 5/15/2033		760,000	740,054
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (p)		3,845,000	3,888,576
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (p)		990,000	998,687
Royal Caribbean Cruises Ltd 6% 2/1/2033 (p)		630,000	638,679
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (p)		9,929,000	10,141,627
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 5.25% 7/15/2029		296,000	286,745
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 6.5% 10/1/2028		160,000	160,538
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co 6.625% 5/1/2032 (p)		445,000	454,732
Six Flags Entertainment Corp 7.25% 5/15/2031 (p)		185,000	184,448
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC 8.625% 1/15/2032 (p)		105,000	107,824
Station Casinos LLC 4.5% 2/15/2028 (p)		502,000	494,812
Vail Resorts Inc 6.5% 5/15/2032 (p)		575,000	585,797
Viking Cruises Ltd 5.875% 10/15/2033 (p)		945,000	946,892
VOC Escrow Ltd 5% 2/15/2028 (p)		1,400,000	1,397,695
Voyager Parent LLC 9.25% 7/1/2032 (p)		1,294,000	1,372,236
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (p)		165,000	162,694
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (p)		1,005,000	997,491
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (p)		170,000	170,603
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (p)		1,175,000	1,241,131
Yum! Brands Inc 3.625% 3/15/2031		355,000	330,174
Yum! Brands Inc 4.625% 1/31/2032		375,000	360,117
Yum! Brands Inc 5.375% 4/1/2032		100,000	99,865
			96,396,913
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (p)		95,000	89,701
Century Communities Inc 6.625% 9/15/2033 (p)		55,000	54,540
Leggett & Platt Inc 4.4% 3/15/2029		100,000	97,569
LGI Homes Inc 4% 7/15/2029 (p)		30,000	27,432
LGI Homes Inc 7% 11/15/2032 (p)		385,000	371,405
Newell Brands Inc 6.375% 5/15/2030		720,000	710,397
Newell Brands Inc 6.625% 5/15/2032		370,000	359,952
Newell Brands Inc 6.625% 9/15/2029		401,000	401,182
Newell Brands Inc 7.375% 4/1/2036 (q)		661,000	635,441
Newell Brands Inc 8.5% 6/1/2028 (p)		465,000	485,528
Somnigroup International Inc 3.875% 10/15/2031 (p)		95,000	86,965
Somnigroup International Inc 4% 4/15/2029 (p)		871,000	837,204
SWF Holdings I Corp 6.5% 10/6/2029 (l)(p)		712,640	109,910
Toll Brothers Finance Corp 4.875% 3/15/2027		6,350,000	6,363,576
TopBuild Corp 4.125% 2/15/2032 (p)		230,000	231,620
TopBuild Corp 5.625% 1/31/2034 (p)		3,257,000	3,288,600
Whirlpool Corp 6.125% 6/15/2030		295,000	277,477
Whirlpool Corp 6.5% 6/15/2033		295,000	267,738
			14,696,237
Specialty Retail - 0.1%
Advance Auto Parts Inc 7% 8/1/2030 (p)		100,000	102,748
Asbury Automotive Group Inc 4.5% 3/1/2028		123,000	122,144
Asbury Automotive Group Inc 4.625% 11/15/2029 (p)		305,000	296,228
Asbury Automotive Group Inc 4.75% 3/1/2030		71,000	69,084
Asbury Automotive Group Inc 5% 2/15/2032 (p)		155,000	147,971
AutoNation Inc 3.8% 11/15/2027		1,075,000	1,063,527
AutoNation Inc 4.75% 6/1/2030		953,000	949,084
AutoZone Inc 1.65% 1/15/2031		505,000	440,350
AutoZone Inc 3.75% 4/18/2029		1,400,000	1,372,173
AutoZone Inc 4% 4/15/2030		6,924,000	6,766,448
AutoZone Inc 6.25% 11/1/2028		440,000	457,064
AutoZone Inc 6.55% 11/1/2033		38,000	41,278
Bath & Body Works Inc 6.625% 10/1/2030 (p)		265,000	269,679
Bath & Body Works Inc 6.75% 7/1/2036		200,000	197,355
Bath & Body Works Inc 6.875% 11/1/2035		147,000	147,072
Bath & Body Works Inc 7.5% 6/15/2029		652,000	661,796
Carvana Co 9% 6/1/2030 pay-in-kind (e)(p)		2,875,000	2,981,812
Carvana Co 9% 6/1/2031 pay-in-kind (e)(p)		3,091,000	3,416,294
Gap Inc/The 3.625% 10/1/2029 (p)		433,000	405,349
Gap Inc/The 3.875% 10/1/2031 (p)		1,225,000	1,113,130
Group 1 Automotive Inc 4% 8/15/2028 (p)		160,000	155,657
Group 1 Automotive Inc 6.375% 1/15/2030 (p)		265,000	269,422
Home Depot Inc/The 3.625% 4/15/2052		400,000	287,971
Home Depot Inc/The 4.95% 6/25/2034		750,000	753,554
LBM Acquisition LLC 9.5% 6/15/2031 (p)		85,000	71,170
LCM Investments Holdings II LLC 8.25% 8/1/2031 (p)		100,000	104,354
Lithia Motors Inc 3.875% 6/1/2029 (p)		1,810,000	1,734,835
Lithia Motors Inc 4.375% 1/15/2031 (p)		58,000	54,967
Lithia Motors Inc 4.625% 12/15/2027 (p)		11,000	10,945
Lithia Motors Inc 5.5% 10/1/2030 (p)		350,000	347,018
Lowe's Cos Inc 3.7% 4/15/2046		65,000	48,691
Lowe's Cos Inc 3.75% 4/1/2032		1,904,000	1,805,007
Lowe's Cos Inc 5% 4/15/2040		24,000	22,829
Lowe's Cos Inc 5.125% 4/15/2050		274,000	245,442
Lowe's Cos Inc 5.8% 9/15/2062		63,000	61,259
Michaels Cos Inc/The 11% 3/15/2034 (p)		143,000	135,204
Michaels Cos Inc/The 8.5% 3/15/2033 (p)		670,000	654,117
O'Reilly Automotive Inc 1.75% 3/15/2031		770,000	673,688
O'Reilly Automotive Inc 5.1% 3/12/2036		1,458,000	1,442,989
Penske Automotive Group Inc 3.75% 6/15/2029		312,000	299,027
Petco Health & Wellness Co Inc 8.25% 2/1/2031 (p)		135,000	135,228
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (p)		250,000	251,907
Sally Holdings LLC / Sally Capital Inc 6.75% 4/1/2032		645,000	662,889
Sonic Automotive Inc 4.625% 11/15/2029 (p)		313,000	306,808
Sonic Automotive Inc 4.875% 11/15/2031 (p)		150,000	143,565
Upbound Group Inc 6.375% 2/15/2029 (p)		300,000	296,906
Wand NewCo 3 Inc 7.625% 1/30/2032 (p)		580,000	599,911
			32,595,946
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co 3.5% 3/1/2031 (p)		90,000	82,854
NIKE Inc 3.625% 5/1/2043		107,000	84,245
Tapestry Inc 3.05% 3/15/2032		14,311,000	12,951,166
			13,118,265
TOTAL CONSUMER DISCRETIONARY			276,886,449
Consumer Staples - 0.3%
Beverages - 0.0%
Coca-Cola Co/The 2% 3/5/2031		320,000	287,800
Constellation Brands Inc 2.25% 8/1/2031		3,460,000	3,056,690
Constellation Brands Inc 3.5% 5/9/2027		279,000	277,272
Constellation Brands Inc 4.65% 11/15/2028		392,000	392,833
Keurig Dr Pepper Inc 3.2% 5/1/2030		25,000	23,542
Keurig Dr Pepper Inc 5.3% 3/15/2034		106,000	106,135
Maple Parent Holdings Corp 3.495% 3/26/2028 (p)	EUR	2,500,000	2,928,994
Maple Parent Holdings Corp 4.728% 3/26/2035 (p)	EUR	1,285,000	1,520,987
Maple Parent Holdings Corp 5.7% 3/26/2036 (p)		252,000	254,673
Maple Parent Holdings Corp 6.625% 3/26/2056 (p)		323,000	336,573
PepsiCo Inc 3.6% 8/13/2042		580,000	464,727
PepsiCo Inc 4% 3/5/2042		184,000	156,774
PepsiCo Inc 4.05% 7/28/2055	EUR	200,000	218,428
PepsiCo Inc 4.45% 2/7/2028		100,000	100,463
PepsiCo Inc 4.6% 2/7/2030		191,000	193,021
Pepsico Singapore Financing I Pte Ltd 4.55% 2/16/2029		184,000	185,091
Pepsico Singapore Financing I Pte Ltd 4.7% 2/16/2034		42,000	41,919
			10,545,922
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (p)		534,000	509,469
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (p)		494,000	481,120
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (p)		349,000	343,643
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (p)		410,000	394,975
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (p)		1,050,000	1,061,311
Albertsons Cos Inc 5.625% 3/31/2032 (p)		1,991,000	1,943,854
Dollar General Corp 5.45% 7/5/2033		52,000	52,903
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (p)		15,000	15,200
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (p)		125,000	130,550
Kroger Co/The 2.65% 10/15/2026		430,000	427,758
Mars Inc 4.8% 3/1/2030 (p)		5,860,000	5,901,985
Mars Inc 5% 3/1/2032 (p)		18,060,000	18,249,290
Mars Inc 5.2% 3/1/2035 (p)		9,843,000	9,909,264
Mars Inc 5.65% 5/1/2045 (p)		305,000	302,430
Performance Food Group Inc 4.25% 8/1/2029 (p)		525,000	508,652
Performance Food Group Inc 5.625% 3/1/2034 (p)		160,000	156,351
Performance Food Group Inc 6.125% 9/15/2032 (p)		265,000	267,916
Sysco Corp 5.75% 1/17/2029		107,000	110,069
Sysco Corp 5.95% 4/1/2030		939,000	975,587
Target Corp 3.625% 4/15/2046		124,000	93,734
Target Corp 4.5% 9/15/2034		14,000	13,622
US Foods Inc 4.625% 6/1/2030 (p)		40,000	38,882
US Foods Inc 5.75% 4/15/2033 (p)		430,000	429,386
US Foods Inc 7.25% 1/15/2032 (p)		80,000	83,138
Walmart Inc 3.625% 12/15/2047		92,000	71,689
Walmart Inc 5.25% 9/1/2035		224,000	232,683
			42,705,461
Food Products - 0.1%
Archer-Daniels-Midland Co 2.9% 3/1/2032		171,000	156,245
B&G Foods Inc 5.25% 9/15/2027		2,125,000	2,066,116
Bunge Ltd Finance Corp 2.75% 5/14/2031		310,000	283,338
Bunge Ltd Finance Corp 3.2% 4/21/2031		200,000	186,850
Bunge Ltd Finance Corp 4.55% 8/4/2030		100,000	99,493
Campbell's Company/The 4.55% 3/21/2031		99,000	95,963
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (p)		100,000	103,102
Conagra Brands Inc 4.85% 11/1/2028		100,000	100,181
Conagra Brands Inc 5% 8/1/2030		95,000	94,894
Darling Ingredients Inc 5.25% 4/15/2027 (p)		247,000	247,041
Darling Ingredients Inc 6% 6/15/2030 (p)		405,000	408,930
Fiesta Purchaser Inc 7.875% 3/1/2031 (p)		75,000	75,416
Fiesta Purchaser Inc 9.625% 9/15/2032 (p)		175,000	175,757
Flowers Foods Inc 6.2% 3/15/2055		107,000	88,408
General Mills Inc 4.95% 3/29/2033		40,000	39,821
General Mills Inc 5.25% 7/16/2056 (e)	EUR	925,000	1,067,790
General Mills Inc 5.5% 10/17/2028		100,000	102,258
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032		390,000	346,808
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3.625% 1/15/2032		1,030,000	950,977
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 4.375% 2/2/2052		1,080,000	816,617
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.5% 1/15/2036		2,040,000	2,035,370
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.625% 3/10/2037 (p)		7,575,000	7,552,276
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.95% 4/20/2035		1,275,000	1,314,452
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.25% 3/1/2056		994,000	972,088
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.375% 4/15/2066		210,000	205,237
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.4% 5/10/2057 (p)		926,000	920,148
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.5% 12/1/2052		1,680,000	1,698,107
JM Smucker Co 3.375% 12/15/2027		293,000	288,597
JM Smucker Co 6.2% 11/15/2033		69,000	73,573
Kraft Heinz Foods Co 3.875% 5/15/2027		100,000	99,663
Kraft Heinz Foods Co 5.2% 7/15/2045		192,000	170,496
Lamb Weston Holdings Inc 4.125% 1/31/2030 (p)		575,000	549,293
Lamb Weston Holdings Inc 4.375% 1/31/2032 (p)		1,193,000	1,116,229
Lamb Weston Holdings Inc 4.875% 5/15/2028 (p)		90,000	89,376
Mondelez International Inc 2.75% 4/13/2030		100,000	93,567
Mondelez International Inc 4.625% 7/3/2031	CAD	4,100,000	3,080,652
Pilgrim's Pride Corp 3.5% 3/1/2032		3,255,000	2,959,054
Pilgrim's Pride Corp 4.25% 4/15/2031		3,030,000	2,906,033
Pilgrim's Pride Corp 6.875% 5/15/2034		123,000	132,906
Post Holdings Inc 4.625% 4/15/2030 (p)		381,000	370,641
Post Holdings Inc 6.25% 2/15/2032 (p)		170,000	172,701
Tyson Foods Inc 3.55% 6/2/2027		744,000	738,945
Tyson Foods Inc 5.7% 3/15/2034		46,000	47,660
			35,093,069
Household Products - 0.0%
Central Garden & Pet Co 4.125% 10/15/2030		281,000	265,824
Central Garden & Pet Co 4.125% 4/30/2031 (p)		56,000	52,536
Central Garden & Pet Co 5.125% 2/1/2028		15,000	14,965
Clorox Co/The 4.7% 5/15/2031		3,900,000	3,876,858
Colgate-Palmolive Co 3.7% 8/1/2047		203,000	157,358
Energizer Holdings Inc 4.375% 3/31/2029 (p)		248,000	238,716
Energizer Holdings Inc 4.75% 6/15/2028 (p)		175,000	172,915
Procter & Gamble Co/The 1.2% 10/29/2030		160,000	140,177
Procter & Gamble Co/The 4.35% 11/3/2035		69,000	66,988
Resideo Funding Inc 6.5% 7/15/2032 (p)		355,000	356,904
Spectrum Brands Inc 3.875% 3/15/2031 (p)		174,000	151,423
			5,494,664
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (p)		175,000	173,675
Edgewell Personal Care Co 4.125% 4/1/2029 (p)		150,000	143,358
Edgewell Personal Care Co 5.5% 6/1/2028 (p)		368,000	366,696
Estee Lauder Cos Inc/The 2.375% 12/1/2029		130,000	121,048
Estee Lauder Cos Inc/The 4.375% 5/15/2028		100,000	99,934
Kenvue Inc 5.05% 3/22/2028		107,000	108,299
			1,013,010
Tobacco - 0.1%
Altria Group Inc 2.45% 2/4/2032		157,000	138,306
Altria Group Inc 3.4% 2/4/2041		924,000	704,545
Altria Group Inc 4.25% 8/9/2042		590,000	485,457
Altria Group Inc 4.5% 8/6/2030		390,000	388,123
Altria Group Inc 5.625% 2/6/2035		600,000	616,465
Altria Group Inc 6.2% 2/14/2059		86,000	84,967
Philip Morris International Inc 1.75% 11/1/2030		64,000	56,816
Philip Morris International Inc 2.1% 5/1/2030		2,500,000	2,282,422
Philip Morris International Inc 2.75% 6/6/2029	EUR	2,600,000	2,997,410
Philip Morris International Inc 3.25% 6/6/2032	EUR	860,000	988,732
Philip Morris International Inc 3.75% 1/15/2031	EUR	2,400,000	2,842,690
Philip Morris International Inc 3.875% 8/21/2042		974,000	794,964
Philip Morris International Inc 4% 10/29/2030		1,675,000	1,639,734
Philip Morris International Inc 4.375% 11/1/2027		181,000	181,395
Philip Morris International Inc 4.375% 11/15/2041		442,000	387,934
Philip Morris International Inc 4.75% 11/1/2031		3,000,000	3,013,697
Philip Morris International Inc 4.875% 2/15/2028		245,000	247,144
Philip Morris International Inc 4.875% 4/30/2035		125,000	123,469
Philip Morris International Inc 5.125% 2/13/2031		1,240,000	1,267,192
Philip Morris International Inc 5.125% 2/15/2030		7,455,000	7,596,283
Philip Morris International Inc 5.25% 2/13/2034		962,000	979,818
Philip Morris International Inc 5.25% 9/7/2028		485,000	494,148
Philip Morris International Inc 5.375% 2/15/2033		1,352,000	1,392,098
Philip Morris International Inc 5.625% 11/17/2029		6,384,000	6,604,657
			36,308,466
TOTAL CONSUMER STAPLES			131,160,592
Energy - 1.1%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (p)		905,000	926,485
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (p)		280,000	280,108
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.812% 3/11/2034	EUR	360,000	421,562
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047		56,000	44,822
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.35% 6/15/2031		110,000	108,215
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.737% 3/11/2046	EUR	910,000	1,076,912
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 5% 6/15/2036		2,080,000	2,048,680
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 5.85% 6/15/2056		395,000	393,775
Baker Hughes Holdings LLC 5.125% 9/15/2040		93,000	89,821
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (p)		225,000	236,686
Halliburton Co 4.75% 8/1/2043		7,000	6,235
Halliburton Co 6.7% 9/15/2038		100,000	110,978
Kodiak Gas Services LLC 5.875% 4/1/2031 (p)		85,000	85,517
Kodiak Gas Services LLC 6.5% 10/1/2033 (p)		200,000	203,538
Kodiak Gas Services LLC 6.75% 10/1/2035 (p)		110,000	113,052
Noble Finance II LLC 8% 4/15/2030 (p)		290,000	301,554
Nustar Logistics LP 5.625% 4/28/2027		68,000	68,207
Nustar Logistics LP 6.375% 10/1/2030		239,000	248,154
Schlumberger Holdings Corp 3.9% 5/17/2028 (p)		172,000	170,540
SESI LLC 7.875% 9/30/2030 (p)		100,000	103,225
Transocean International Ltd 7.875% 10/15/2032 (p)		120,000	128,031
Transocean International Ltd 8.25% 5/15/2029 (p)		770,000	799,678
Transocean International Ltd 8.5% 5/15/2031 (p)		830,000	876,725
Transocean International Ltd 8.75% 2/15/2030 (p)		122,500	128,348
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (p)		116,000	116,441
Valaris Ltd 8.375% 4/30/2030 (p)		430,000	447,845
WBI Operating LLC 6.25% 10/15/2030 (p)		125,000	126,066
WBI Operating LLC 6.5% 10/15/2033 (p)		125,000	126,595
			9,787,795
Oil, Gas & Consumable Fuels - 1.1%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (p)		100,000	104,310
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (p)		220,000	219,848
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (p)		490,000	490,142
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (p)		410,000	405,693
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (p)		1,040,000	1,027,511
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (p)		615,000	627,336
Antero Resources Corp 5.375% 3/1/2030 (p)		3,238,000	3,266,491
Antero Resources Corp 5.4% 2/1/2036		864,000	853,785
APA Corp 5.1% 9/1/2040		893,000	823,391
APA Corp 5.25% 2/1/2042		73,000	63,491
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (p)		1,125,000	1,154,537
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (p)		255,000	262,240
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (p)		35,000	36,384
Buckeye Partners LP 4.125% 12/1/2027		399,000	393,318
Buckeye Partners LP 4.5% 3/1/2028 (p)		160,000	158,312
Buckeye Partners LP 6.875% 7/1/2029 (p)		280,000	288,667
Burlington Resources LLC 7.2% 8/15/2031		515,000	572,840
California Resources Corp 7% 1/15/2034 (p)		95,000	95,767
California Resources Corp 8.25% 6/15/2029 (p)		83,000	86,595
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039		1,499,000	1,271,700
Cheniere Energy Inc 4.625% 10/15/2028		895,000	894,544
Cheniere Energy Inc 5.2% 7/30/2036 (p)		195,000	192,102
Cheniere Energy Inc 5.65% 4/15/2034		279,000	287,339
Cheniere Energy Partners LP 3.25% 1/31/2032		2,080,000	1,909,677
Cheniere Energy Partners LP 4% 3/1/2031		940,000	906,786
Cheniere Energy Partners LP 4.5% 10/1/2029		1,713,000	1,705,100
Cheniere Energy Partners LP 5.35% 11/30/2036 (d)(p)		2,232,000	2,232,179
Cheniere Energy Partners LP 5.75% 8/15/2034		3,160,000	3,278,330
Cheniere Energy Partners LP 6.05% 11/30/2056 (d)(p)		285,000	287,982
Chevron USA Inc 4.05% 8/13/2028		100,000	99,664
Chevron USA Inc 4.819% 4/15/2032		24,000	24,375
Chord Energy Corp 6% 10/1/2030 (p)		165,000	167,054
Chord Energy Corp 6.75% 3/15/2033 (p)		230,000	236,142
CNX Midstream Partners LP 4.75% 4/15/2030 (p)		165,000	159,298
CNX Resources Corp 5.875% 3/1/2034 (p)		295,000	290,395
CNX Resources Corp 7.25% 3/1/2032 (p)		771,000	796,860
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (p)		236,000	237,349
Columbia Pipelines Holding Co LLC 5.681% 1/15/2034 (p)		380,000	390,354
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (p)		957,000	997,024
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (p)		6,190,000	6,538,775
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (p)		971,000	1,034,931
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (p)		1,389,000	1,478,554
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (p)		831,000	905,808
Comstock Resources Inc 6.75% 3/1/2029 (p)		551,000	541,379
ConocoPhillips 4.875% 10/1/2047		64,000	56,831
ConocoPhillips 5.9% 5/15/2038		143,000	151,496
ConocoPhillips Co 3.8% 3/15/2052		390,000	288,085
ConocoPhillips Co 5.05% 9/15/2033		940,000	955,953
ConocoPhillips Co 5.55% 3/15/2054		1,170,000	1,136,841
ConocoPhillips Co 5.7% 9/15/2063		58,000	56,515
Coterra Energy Inc 3.9% 5/15/2027		100,000	99,645
Coterra Energy Inc 5.4% 2/15/2035		7,700,000	7,803,753
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (p)		120,000	118,149
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (p)		265,000	280,884
Crescent Energy Finance LLC 7.375% 1/15/2033 (p)		100,000	101,617
Crescent Energy Finance LLC 7.625% 4/1/2032 (p)		1,065,000	1,092,964
Crescent Energy Finance LLC 7.875% 4/15/2032 (p)		405,000	415,104
Crescent Energy Finance LLC 8.375% 1/15/2034 (p)		175,000	183,568
Crescent Energy Finance LLC 9.75% 10/15/2030 (p)		925,000	985,662
CVR Energy Inc 7.5% 2/15/2031 (p)		300,000	303,371
DBR Land Holdings LLC 6.25% 12/1/2030 (p)		95,000	96,477
DCP Midstream Operating LP 5.6% 4/1/2044		3,773,000	3,605,831
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (p)		75,000	77,440
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (p)		192,000	199,883
Devon Energy Corp 4.75% 5/15/2042		100,000	89,473
Devon Energy Corp 5.25% 10/15/2027		10,000	10,002
Diamondback Energy Inc 3.125% 3/24/2031		4,844,000	4,537,555
Diamondback Energy Inc 3.25% 12/1/2026		4,003,000	3,987,738
Diamondback Energy Inc 3.5% 12/1/2029		4,296,000	4,166,446
Diamondback Energy Inc 5.4% 4/18/2034		1,825,000	1,867,612
Diamondback Energy Inc 5.55% 4/1/2035		5,275,000	5,440,587
Diamondback Energy Inc 5.75% 4/18/2054		2,993,000	2,940,505
Diamondback Energy Inc 5.9% 4/18/2064		388,000	384,092
Diamondback Energy Inc 6.25% 3/15/2033		3,900,000	4,187,681
Diamondback Energy Inc 6.25% 3/15/2053		100,000	104,026
DT Midstream Inc 4.125% 6/15/2029 (p)		192,000	188,303
DT Midstream Inc 4.375% 6/15/2031 (p)		148,000	143,248
DT Midstream Inc 5.8% 12/15/2034 (p)		7,125,000	7,340,810
Enbridge Energy Partners LP 7.5% 4/15/2038		203,000	236,218
Energy Transfer LP 3.75% 5/15/2030		800,000	772,907
Energy Transfer LP 3.9% 7/15/2026		955,000	954,564
Energy Transfer LP 4% 10/1/2027		835,000	831,426
Energy Transfer LP 4.15% 9/15/2029		100,000	98,645
Energy Transfer LP 4.55% 1/15/2031		2,670,000	2,645,461
Energy Transfer LP 4.95% 5/15/2028		400,000	403,121
Energy Transfer LP 4.95% 6/15/2028		2,250,000	2,268,025
Energy Transfer LP 5% 5/15/2050		1,498,000	1,275,670
Energy Transfer LP 5.2% 4/1/2030		5,700,000	5,809,791
Energy Transfer LP 5.25% 4/15/2029		170,000	172,974
Energy Transfer LP 5.25% 7/1/2029		4,850,000	4,941,058
Energy Transfer LP 5.3% 4/15/2047		225,000	202,339
Energy Transfer LP 5.35% 5/15/2045		3,295,000	3,005,078
Energy Transfer LP 5.4% 10/1/2047		5,190,000	4,721,313
Energy Transfer LP 5.55% 2/15/2028		1,350,000	1,372,920
Energy Transfer LP 5.6% 9/1/2034		15,000	15,358
Energy Transfer LP 5.8% 6/15/2038		2,762,000	2,819,525
Energy Transfer LP 6% 6/15/2048		256,000	249,471
Energy Transfer LP 6.1% 12/1/2028		3,000,000	3,107,725
Energy Transfer LP 6.125% 12/15/2045		2,764,000	2,745,853
Energy Transfer LP 6.3% 1/15/2056		1,395,000	1,408,656
Energy Transfer LP 6.4% 12/1/2030		170,000	181,119
Energy Transfer LP 6.5% 2/15/2056 (e)		1,535,000	1,547,664
Energy Transfer LP 6.55% 12/1/2033		965,000	1,048,997
Energy Transfer LP 6.625% 10/15/2036		900,000	977,016
Energy Transfer LP 6.75% 2/15/2056 (e)		145,000	147,726
Energy Transfer LP 7.5% 7/1/2038		100,000	116,233
Enterprise Products Operating LLC 4.3% 6/20/2028		500,000	499,690
Enterprise Products Operating LLC 4.85% 3/15/2044		147,000	134,602
Enterprise Products Operating LLC 4.9% 5/15/2046		100,000	90,546
Enterprise Products Operating LLC 5.2% 1/15/2036		374,000	376,647
Enterprise Products Operating LLC 5.25% 8/16/2077 (e)		145,000	144,803
Enterprise Products Operating LLC 5.55% 2/16/2055		1,385,000	1,342,157
Enterprise Products Operating LLC 7.55% 4/15/2038		209,000	248,623
EOG Resources Inc 3.9% 4/1/2035		100,000	92,292
EOG Resources Inc 4.4% 7/15/2028		5,200,000	5,205,550
EQT Corp 3.625% 5/15/2031 (p)		2,534,000	2,383,724
EQT Corp 3.9% 10/1/2027		1,230,000	1,222,177
EQT Corp 4.5% 1/15/2029		1,340,000	1,332,151
EQT Corp 4.75% 1/15/2031		9,387,000	9,333,028
EQT Corp 5% 1/15/2029		1,746,000	1,760,171
EQT Corp 5.5% 7/15/2028		101,000	101,821
EQT Corp 5.7% 4/1/2028		1,687,000	1,721,757
EQT Corp 7% 2/1/2030 (q)		2,388,000	2,548,967
EQT Corp 7.5% 6/1/2030		4,787,000	5,184,904
Expand Energy Corp 4.75% 2/1/2032		6,389,000	6,270,270
Expand Energy Corp 5.375% 2/1/2029		1,939,000	1,934,834
Expand Energy Corp 5.375% 3/15/2030		1,139,000	1,149,111
Expand Energy Corp 5.7% 1/15/2035		8,611,000	8,792,900
Exxon Mobil Corp 3.567% 3/6/2045		110,000	85,718
Exxon Mobil Corp 4.114% 3/1/2046		93,000	77,538
Exxon Mobil Corp 4.227% 3/19/2040		490,000	443,993
Flex Intermediate Holdco LLC 3.363% 6/30/2031 (p)		4,800,000	4,430,086
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		100,000	104,887
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (p)		45,000	45,753
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (p)		85,000	89,204
Gulfport Energy Operating Corp 6.75% 9/1/2029 (p)		345,000	353,978
Harvest Midstream I LP 6.75% 5/15/2034 (p)		160,000	164,267
Harvest Midstream I LP 7.5% 5/15/2032 (p)		580,000	602,640
Hess Corp 4.3% 4/1/2027		840,000	840,699
Hess Corp 5.6% 2/15/2041		460,000	469,558
Hess Corp 5.8% 4/1/2047		4,517,000	4,617,473
Hess Corp 6% 1/15/2040		261,000	276,483
Hess Corp 7.125% 3/15/2033		1,335,000	1,514,287
Hess Corp 7.3% 8/15/2031		1,849,000	2,075,023
Hess Corp 7.875% 10/1/2029		5,583,000	6,176,088
Hess Midstream Operations LP 5.125% 6/15/2028 (p)		270,000	269,511
Hess Midstream Operations LP 5.5% 10/15/2030 (p)		380,000	379,505
Hess Midstream Operations LP 5.875% 3/1/2028 (p)		300,000	303,007
Hess Midstream Operations LP 6.5% 6/1/2029 (p)		170,000	174,355
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (p)		655,000	653,546
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (p)		35,000	34,488
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (p)		935,000	929,577
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (p)		2,075,000	2,043,341
Hilcorp Energy I LP / Hilcorp Finance Co 7.25% 2/15/2035 (p)		100,000	101,452
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (p)		90,000	95,725
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (p)		240,000	242,823
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (p)		415,000	428,971
Kinder Morgan Energy Partners LP 5% 8/15/2042		113,000	103,064
Kinder Morgan Energy Partners LP 5.8% 3/15/2035		181,000	188,816
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		173,000	186,223
Kinder Morgan Inc 3.25% 8/1/2050		351,000	233,753
Kinder Morgan Inc 5.05% 2/15/2046		200,000	181,188
Kinder Morgan Inc 5.15% 6/1/2030		390,000	398,284
Kinetik Holdings LP 5.875% 6/15/2030 (p)		1,420,000	1,427,111
Kinetik Holdings LP 6.625% 12/15/2028 (p)		715,000	730,129
Marathon Petroleum Corp 3.8% 4/1/2028		5,590,000	5,522,447
Marathon Petroleum Corp 4.75% 9/15/2044		126,000	110,139
Matador Resources Co 6% 4/15/2034 (p)		45,000	44,463
Matador Resources Co 6.25% 4/15/2033 (p)		175,000	175,966
Matador Resources Co 6.5% 4/15/2032 (p)		935,000	947,475
MPLX LP 2.65% 8/15/2030		2,470,000	2,281,183
MPLX LP 4.125% 3/1/2027		2,371,000	2,368,024
MPLX LP 4.25% 12/1/2027		4,250,000	4,240,307
MPLX LP 4.5% 4/15/2038		1,125,000	1,021,975
MPLX LP 4.7% 4/15/2048		2,335,000	1,941,920
MPLX LP 4.8% 2/15/2029		1,505,000	1,513,897
MPLX LP 4.8% 2/15/2031		3,800,000	3,797,623
MPLX LP 4.95% 3/14/2052		606,000	515,071
MPLX LP 5% 1/15/2033		4,020,000	4,004,690
MPLX LP 5.2% 12/1/2047		1,795,000	1,614,223
MPLX LP 5.2% 3/1/2047		1,770,000	1,594,511
MPLX LP 5.4% 4/1/2035		21,000	21,101
MPLX LP 5.5% 6/1/2034		6,600,000	6,704,692
Murphy Oil USA Inc 3.75% 2/15/2031 (p)		245,000	228,289
Murphy Oil USA Inc 5.875% 6/1/2034 (p)		145,000	145,524
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (p)		310,000	322,106
NGL Energy Operating LLC / NGL Energy Finance Corp 8.375% 2/15/2032 (p)		35,000	36,774
NGPL PipeCo LLC 3.25% 7/15/2031 (p)		914,000	840,770
Northern Oil & Gas Inc 7.875% 10/15/2033 (p)		183,000	185,751
Northern Oil & Gas Inc 8.75% 6/15/2031 (p)		135,000	140,007
Northwest Pipeline LLC 4% 4/1/2027		3,175,000	3,168,269
Occidental Petroleum Corp 6.45% 9/15/2036		4,200,000	4,561,015
Occidental Petroleum Corp 6.6% 3/15/2046		6,475,000	6,942,204
Occidental Petroleum Corp 7.5% 5/1/2031		9,126,000	10,174,404
Occidental Petroleum Corp 7.95% 6/15/2039		216,000	259,075
Occidental Petroleum Corp 8.875% 7/15/2030		100,000	113,684
ONEOK Inc 3.1% 3/15/2030		3,705,000	3,502,499
ONEOK Inc 3.4% 9/1/2029		2,600,000	2,499,544
ONEOK Inc 3.95% 3/1/2050		305,000	221,028
ONEOK Inc 4.2% 10/3/2047		795,000	613,443
ONEOK Inc 4.25% 9/15/2046		190,000	148,656
ONEOK Inc 4.25% 9/24/2027		1,667,000	1,663,344
ONEOK Inc 4.4% 10/15/2029		1,743,000	1,731,239
ONEOK Inc 4.75% 10/15/2031		3,880,000	3,856,851
ONEOK Inc 4.95% 10/15/2032		1,075,000	1,071,388
ONEOK Inc 5.375% 6/1/2029		4,115,000	4,186,377
ONEOK Inc 5.45% 6/1/2047		168,000	154,015
ONEOK Inc 5.6% 4/1/2044		630,000	593,023
ONEOK Inc 5.7% 11/1/2054		2,330,000	2,172,370
ONEOK Inc 6.05% 9/1/2033		4,345,000	4,573,563
ONEOK Inc 6.25% 10/15/2055		3,645,000	3,654,662
ONEOK Inc 6.5% 9/1/2030 (p)		5,241,000	5,537,648
ONEOK Partners LP 6.65% 10/1/2036		542,000	590,089
Ovintiv Inc 5.15% 11/15/2041		3,000,000	2,589,248
Ovintiv Inc 6.25% 7/15/2033		685,000	726,506
Par Petroleum LLC 7.375% 6/1/2034 (p)		110,000	112,586
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (p)		155,000	154,307
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (p)		240,000	245,782
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (p)		240,000	256,590
Permian Resources Operating LLC 5.875% 7/1/2029 (p)		445,000	445,556
Permian Resources Operating LLC 6.25% 2/1/2033 (p)		1,603,000	1,646,898
Permian Resources Operating LLC 7% 1/15/2032 (p)		1,934,000	2,011,360
Permian Resources Operating LLC 9.875% 7/15/2031 (p)		68,000	71,756
Phillips 66 2.15% 12/15/2030		385,000	345,844
Phillips 66 Co 3.75% 3/1/2028		695,000	686,561
Phillips 66 Co 4.9% 10/1/2046		212,000	187,034
Phillips 66 Co 5.875% 3/15/2056 (e)		100,000	99,377
Pioneer Natural Resources Co 1.9% 8/15/2030		2,470,000	2,230,130
Pioneer Natural Resources Co 2.15% 1/15/2031		285,000	256,607
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,597,248
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037		108,000	117,634
Range Resources Corp 4.75% 2/15/2030 (p)		59,000	57,738
Rockies Express Pipeline LLC 4.8% 5/15/2030 (p)		150,000	146,974
Rockies Express Pipeline LLC 4.95% 7/15/2029 (p)		285,000	282,397
Rockies Express Pipeline LLC 6.75% 3/15/2033 (p)		620,000	644,680
Rockies Express Pipeline LLC 7.5% 7/15/2038 (p)		105,000	111,768
Sabine Pass Liquefaction LLC 4.2% 3/15/2028		300,000	298,859
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		9,948,000	9,885,066
Sabine Pass Liquefaction LLC 5% 3/15/2027		1,250,000	1,252,036
Sabine Pass Liquefaction LLC 5.9% 9/15/2037		1,153,531	1,201,713
Shell Finance US Inc 3.75% 9/12/2046		65,000	50,402
Shell Finance US Inc 4% 5/10/2046		87,000	69,793
Shell International Finance BV 2.875% 11/26/2041		165,000	120,659
Shell International Finance BV 3.625% 8/21/2042		343,000	272,904
SM Energy Co 6.625% 1/15/2027		107,000	107,136
SM Energy Co 6.625% 4/15/2034 (p)		70,000	70,379
SM Energy Co 6.75% 8/1/2029 (p)		305,000	312,712
SM Energy Co 8.625% 11/1/2030 (p)		980,000	1,036,062
SM Energy Co 8.75% 7/1/2031 (p)		923,000	966,225
SM Energy Co 9.625% 6/15/2033 (p)		100,000	111,306
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		120,000	116,581
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		485,000	475,300
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		225,000	225,538
Sunoco LP 5.375% 7/15/2031 (p)		155,000	154,245
Sunoco LP 5.625% 3/15/2031 (p)		694,000	694,874
Sunoco LP 5.625% 7/15/2034 (p)		445,000	438,291
Sunoco LP 5.875% 3/15/2034 (p)		370,000	367,790
Sunoco LP 6.25% 7/1/2033 (p)		90,000	91,524
Sunoco LP 6.625% 8/15/2032 (p)		825,000	842,329
Sunoco LP 7.25% 5/1/2032 (p)		520,000	543,341
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (p)		290,000	289,973
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (p)		2,652,000	2,668,398
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (p)		175,000	175,033
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (p)		75,000	76,633
Targa Resources Corp 4.2% 2/1/2033		3,990,000	3,796,066
Targa Resources Corp 4.35% 1/15/2029		7,466,000	7,436,597
Targa Resources Corp 4.35% 4/15/2031		2,273,000	2,226,581
Targa Resources Corp 4.9% 9/15/2030		3,093,000	3,113,535
Targa Resources Corp 4.95% 4/15/2052		610,000	525,202
Targa Resources Corp 5.5% 2/15/2035		580,000	589,556
Targa Resources Corp 5.65% 2/15/2036		4,258,000	4,348,003
Targa Resources Corp 6.125% 3/15/2033		945,000	999,806
Targa Resources Corp 6.125% 5/15/2055		100,000	100,221
Targa Resources Corp 6.15% 3/1/2029		2,500,000	2,601,137
Targa Resources Corp 6.5% 3/30/2034		3,350,000	3,638,152
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,285,000	3,119,083
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048		350,000	296,902
TransMontaigne Partners LLC 8.5% 6/15/2030 (p)		137,000	141,346
Valero Energy Corp 7.5% 4/15/2032		62,000	70,543
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (p)		921,000	820,996
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (p)		4,480,000	4,292,291
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (p)		150,000	140,760
Venture Global Calcasieu Pass LLC 6% 5/1/2036 (p)		325,000	328,655
Venture Global Calcasieu Pass LLC 6.25% 1/15/2030 (p)		2,175,000	2,237,403
Venture Global LNG Inc 7% 1/15/2030 (p)		1,860,000	1,907,915
Venture Global LNG Inc 8.125% 6/1/2028 (p)		900,000	920,006
Venture Global LNG Inc 8.375% 6/1/2031 (p)		316,000	328,826
Venture Global LNG Inc 9.5% 2/1/2029 (p)		30,000	32,662
Venture Global LNG Inc 9.875% 2/1/2032 (p)		625,000	668,260
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (p)		7,179,000	7,373,970
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (p)		1,190,000	1,244,152
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (p)		858,000	895,424
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (p)		1,036,000	1,098,809
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (p)		954,000	1,052,828
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (p)		868,000	974,216
Viper Energy Partners LLC 4.9% 8/1/2030		1,070,000	1,066,689
Viper Energy Partners LLC 5.7% 8/1/2035		2,928,000	2,993,382
Western Gas Partners LP 4.05% 2/1/2030 (q)		62,000	60,291
Western Gas Partners LP 4.75% 8/15/2028		1,465,000	1,466,502
Western Gas Partners LP 5.3% 3/1/2048		74,000	64,687
Williams Cos Inc/The 2.6% 3/15/2031		206,000	186,823
Williams Cos Inc/The 3.5% 11/15/2030		11,542,000	10,984,319
Williams Cos Inc/The 3.75% 6/15/2027		2,835,000	2,820,956
Williams Cos Inc/The 4.65% 8/15/2032		7,545,000	7,461,350
Williams Cos Inc/The 4.8% 11/15/2029		7,785,000	7,846,891
Williams Cos Inc/The 4.9% 1/15/2045		1,643,000	1,459,496
Williams Cos Inc/The 5.1% 9/15/2045		105,000	96,471
Williams Cos Inc/The 5.3% 8/15/2052		1,511,000	1,384,067
Williams Cos Inc/The 5.3% 9/30/2035		17,000	17,031
Williams Cos Inc/The 5.8% 11/15/2043		400,000	396,639
Williams Cos Inc/The 5.8% 11/15/2054		700,000	684,332
Williams Cos Inc/The 6.3% 4/15/2040		3,550,000	3,772,743
Williams Cos Inc/The 8.75% 3/15/2032		83,000	98,780
			460,040,981
TOTAL ENERGY			469,828,776
Financials - 4.1%
Banks - 1.9%
Bank of America Corp 1.734% 7/22/2027 (e)		2,285,000	2,276,494
Bank of America Corp 1.898% 7/23/2031 (e)		718,000	641,580
Bank of America Corp 1.922% 10/24/2031 (e)		2,095,000	1,859,311
Bank of America Corp 2.087% 6/14/2029 (e)		8,877,000	8,454,829
Bank of America Corp 2.299% 7/21/2032 (e)		3,978,000	3,520,015
Bank of America Corp 2.482% 9/21/2036 (e)		196,000	171,043
Bank of America Corp 2.496% 2/13/2031 (e)		16,911,000	15,652,232
Bank of America Corp 2.572% 10/20/2032 (e)		520,000	463,543
Bank of America Corp 2.651% 3/11/2032 (e)		22,966,000	20,856,913
Bank of America Corp 2.676% 6/19/2041 (e)		8,213,000	5,957,532
Bank of America Corp 2.687% 4/22/2032 (e)		5,740,000	5,210,826
Bank of America Corp 2.972% 2/4/2033 (e)		5,590,000	5,054,560
Bank of America Corp 3.194% 7/23/2030 (e)		100,000	95,814
Bank of America Corp 3.419% 12/20/2028 (e)		7,721,000	7,600,696
Bank of America Corp 3.483% 3/13/2052 (e)		117,000	83,107
Bank of America Corp 3.593% 7/21/2028 (e)		720,000	713,769
Bank of America Corp 3.824% 1/20/2028 (e)		525,000	523,316
Bank of America Corp 3.846% 3/8/2037 (e)		1,240,000	1,155,077
Bank of America Corp 4.078% 4/23/2040 (e)		1,020,000	894,110
Bank of America Corp 4.25% 10/22/2026		10,727,000	10,732,347
Bank of America Corp 4.376% 4/27/2028 (e)		1,000,000	999,670
Bank of America Corp 4.456% 2/6/2032 (e)		28,570,000	28,134,511
Bank of America Corp 4.571% 4/27/2033 (e)		795,000	780,986
Bank of America Corp 4.623% 5/9/2029 (e)		9,788,000	9,811,199
Bank of America Corp 4.695% 4/23/2032 (e)		10,820,000	10,754,537
Bank of America Corp 5.045% 2/6/2037 (e)		742,000	731,459
Bank of America Corp 5.162% 1/24/2031 (e)		100,000	101,688
Bank of America Corp 5.202% 4/25/2029 (e)		136,000	137,706
Bank of America Corp 5.425% 8/15/2035 (e)		700,000	703,184
Bank of America Corp 5.468% 1/23/2035 (e)		1,116,000	1,141,204
Bank of America Corp 5.489% 4/23/2037 (e)		391,000	389,205
Bank of America Corp 5.518% 10/25/2035 (e)		1,490,000	1,501,394
Bank of America Corp 5.819% 9/15/2029 (e)		48,699,000	50,008,328
Bank of America Corp 5.875% 2/7/2042		100,000	103,602
Bank of America Corp 6.204% 11/10/2028 (e)		8,241,000	8,445,161
Citibank NA 5.803% 9/29/2028		500,000	516,893
Citigroup Inc 1.462% 6/9/2027 (e)		360,000	359,774
Citigroup Inc 2.52% 11/3/2032 (e)		195,000	173,171
Citigroup Inc 2.561% 5/1/2032 (e)		2,516,000	2,263,850
Citigroup Inc 2.572% 6/3/2031 (e)		5,801,000	5,336,332
Citigroup Inc 2.666% 1/29/2031 (e)		13,788,000	12,833,478
Citigroup Inc 2.904% 11/3/2042 (e)		399,000	289,484
Citigroup Inc 2.976% 11/5/2030 (e)		425,000	402,159
Citigroup Inc 3.057% 1/25/2033 (e)		1,249,000	1,132,970
Citigroup Inc 3.07% 2/24/2028 (e)		400,000	396,265
Citigroup Inc 3.52% 10/27/2028 (e)		3,031,000	2,994,934
Citigroup Inc 3.668% 7/24/2028 (e)		163,000	161,687
Citigroup Inc 3.887% 1/10/2028 (e)		2,750,000	2,741,561
Citigroup Inc 3.98% 3/20/2030 (e)		14,193,000	13,943,858
Citigroup Inc 4.075% 4/23/2029 (e)		30,785,000	30,559,206
Citigroup Inc 4.296% 7/23/2036 (e)	EUR	235,000	275,105
Citigroup Inc 4.412% 3/31/2031 (e)		15,729,000	15,554,873
Citigroup Inc 4.45% 9/29/2027		4,630,000	4,629,936
Citigroup Inc 4.503% 9/11/2031 (e)		4,397,000	4,350,252
Citigroup Inc 4.542% 9/19/2030 (e)		13,829,000	13,773,214
Citigroup Inc 4.75% 5/18/2046		41,000	34,933
Citigroup Inc 4.952% 5/7/2031 (e)		4,000,000	4,026,418
Citigroup Inc 5.174% 2/13/2030 (e)		665,000	674,604
Citigroup Inc 5.174% 9/11/2036 (e)		2,626,000	2,613,133
Citigroup Inc 5.316% 3/26/2041 (e)		344,000	337,857
Citigroup Inc 5.333% 3/27/2036 (e)		338,000	340,574
Citigroup Inc 5.411% 9/19/2039 (e)		167,000	165,049
Citigroup Inc 5.592% 11/19/2034 (e)		183,000	185,937
Citigroup Inc 5.827% 2/13/2035 (e)		1,226,000	1,251,840
Citigroup Inc 5.92% 12/11/2030 (e)(l)		1,732,000	1,649,543
Citigroup Inc 6.02% 1/24/2036 (e)		1,200,000	1,236,037
Citigroup Inc 6.27% 11/17/2033 (e)		935,000	999,994
Citigroup Inc 6.625% 1/15/2028		112,000	116,332
Citizens Financial Group Inc 2.638% 9/30/2032		9,574,000	8,273,749
Citizens Financial Group Inc 5.299% 1/29/2036 (e)		43,000	42,596
Citizens Financial Group Inc 5.718% 7/23/2032 (e)		23,000	23,628
Fifth Third Bancorp 4.337% 4/25/2033 (e)		2,272,000	2,193,637
Fifth Third Bancorp 4.566% 4/29/2032 (e)		565,000	555,644
Fifth Third Bancorp 6.339% 7/27/2029 (e)		2,815,000	2,914,770
Fifth Third Financial Corp 5.982% 1/30/2030 (e)		5,095,000	5,250,493
First Citizens BancShares Inc/NC 5.6% 9/5/2035 (e)		100,000	97,977
First Horizon Corp 5.514% 3/7/2031 (e)		1,365,000	1,383,656
FNB Corp/PA 5.722% 12/11/2030 (e)		100,000	100,747
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (e)		106,000	91,379
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (e)		1,570,000	1,548,401
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (e)		3,769,000	3,862,938
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (e)		1,030,000	1,063,951
JPMorgan Chase & Co 1.47% 9/22/2027 (e)		2,595,000	2,572,502
JPMorgan Chase & Co 1.764% 11/19/2031 (e)		1,110,000	978,178
JPMorgan Chase & Co 1.953% 2/4/2032 (e)		3,520,000	3,104,266
JPMorgan Chase & Co 2.069% 6/1/2029 (e)		2,035,000	1,941,074
JPMorgan Chase & Co 2.522% 4/22/2031 (e)		3,080,000	2,843,583
JPMorgan Chase & Co 2.525% 11/19/2041 (e)		10,730,000	7,616,099
JPMorgan Chase & Co 2.545% 11/8/2032 (e)		340,000	303,252
JPMorgan Chase & Co 2.58% 4/22/2032 (e)		6,675,000	6,028,636
JPMorgan Chase & Co 2.739% 10/15/2030 (e)		8,065,000	7,591,086
JPMorgan Chase & Co 2.956% 5/13/2031 (e)		5,486,000	5,132,145
JPMorgan Chase & Co 3.509% 1/23/2029 (e)		9,550,000	9,404,571
JPMorgan Chase & Co 3.702% 5/6/2030 (e)		400,000	390,285
JPMorgan Chase & Co 3.882% 7/24/2038 (e)		4,300,000	3,799,328
JPMorgan Chase & Co 4.26% 2/22/2048 (e)		55,000	45,656
JPMorgan Chase & Co 4.347% 1/22/2032 (e)		15,190,000	14,930,418
JPMorgan Chase & Co 4.505% 10/22/2028 (e)		821,000	822,283
JPMorgan Chase & Co 4.586% 4/26/2033 (e)		252,000	248,496
JPMorgan Chase & Co 4.603% 10/22/2030 (e)		39,347,000	39,288,656
JPMorgan Chase & Co 4.851% 7/25/2028 (e)		1,000,000	1,004,961
JPMorgan Chase & Co 4.898% 1/22/2037 (e)		895,000	872,156
JPMorgan Chase & Co 4.915% 1/24/2029 (e)		9,500,000	9,571,041
JPMorgan Chase & Co 5.103% 4/22/2031 (e)		3,632,000	3,692,363
JPMorgan Chase & Co 5.14% 1/24/2031 (e)		400,000	406,264
JPMorgan Chase & Co 5.193% 2/5/2037 (e)		1,882,000	1,851,210
JPMorgan Chase & Co 5.502% 1/24/2036 (e)		560,000	572,984
JPMorgan Chase & Co 5.571% 4/22/2028 (e)		500,000	505,395
JPMorgan Chase & Co 5.572% 4/22/2036 (e)		5,557,000	5,718,587
JPMorgan Chase & Co 5.576% 7/23/2036 (e)		197,000	200,206
JPMorgan Chase & Co 5.581% 4/22/2030 (e)		300,000	307,657
JPMorgan Chase & Co 5.6% 7/15/2041		191,000	194,481
JPMorgan Chase & Co 5.766% 4/22/2035 (e)		4,735,000	4,929,804
JPMorgan Chase & Co 6.087% 10/23/2029 (e)		29,400,000	30,400,654
JPMorgan Chase & Co 6.254% 10/23/2034 (e)		407,000	436,418
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 4.5268% 4/22/2028 (e)(g)		500,000	501,855
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 4.5368% 7/22/2028 (e)(g)		4,000,000	4,016,704
KeyCorp 5.121% 4/4/2031 (e)		1,025,000	1,034,414
KeyCorp 6.401% 3/6/2035 (e)		3,238,000	3,448,449
M&T Bank Corp 5 year U.S. Treasury Index + 1.43%, 5.4% 7/30/2035 (e)(g)		127,000	126,728
M&T Bank Corp 5.385% 1/16/2036 (e)		876,000	874,069
Morgan Stanley Bank NA U.S. SOFR Index + 0.9%, 4.5175% 1/12/2029 (e)(g)		6,000,000	6,024,060
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (e)		9,675,000	9,646,712
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (e)		7,387,000	7,274,675
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (e)		1,430,000	1,426,227
PNC Bank NA 4.429% 7/21/2028 (e)		740,000	740,195
PNC Financial Services Group Inc/The 2.55% 1/22/2030		427,000	398,385
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (e)		99,000	96,112
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (e)		385,000	384,109
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (e)		340,000	343,328
PNC Financial Services Group Inc/The 5.423% 1/25/2041 (e)		695,000	683,056
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (e)		467,000	482,244
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (e)		300,000	315,754
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (e)		815,000	860,335
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (e)		2,340,000	2,360,988
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (e)		865,000	955,956
Santander Holdings USA Inc 5.353% 9/6/2030 (e)		1,398,000	1,412,706
Santander Holdings USA Inc 5.473% 3/20/2029 (e)		7,900,000	7,999,278
Truist Financial Corp 1.125% 8/3/2027		100,000	96,574
Truist Financial Corp 4.123% 6/6/2028 (e)		100,000	99,779
Truist Financial Corp 4.916% 7/28/2033 (e)		72,000	70,522
Truist Financial Corp 4.964% 10/23/2036 (e)		270,000	261,772
Truist Financial Corp 5.122% 1/26/2034 (e)		1,035,000	1,035,473
Truist Financial Corp 5.435% 1/24/2030 (e)		2,380,000	2,428,244
Truist Financial Corp 5.711% 1/24/2035 (e)		775,000	798,677
Truist Financial Corp 5.867% 6/8/2034 (e)		978,000	1,019,688
Truist Financial Corp 6.047% 6/8/2027 (e)		194,000	194,073
Truist Financial Corp 7.161% 10/30/2029 (e)		2,519,000	2,664,636
US Bancorp 2.491% 11/3/2036 (e)		39,000	33,901
US Bancorp 4.481% 1/26/2032 (e)		85,000	83,870
US Bancorp 4.548% 7/22/2028 (e)		200,000	200,329
US Bancorp 4.839% 2/1/2034 (e)		113,000	111,620
US Bancorp 4.967% 7/22/2033 (e)		27,000	26,766
US Bancorp 5.083% 5/15/2031 (e)		520,000	527,257
US Bancorp 5.1% 7/23/2030 (e)		425,000	431,375
US Bancorp 5.384% 1/23/2030 (e)		905,000	923,257
US Bancorp 5.678% 1/23/2035 (e)		1,690,000	1,745,627
US Bancorp 5.836% 6/12/2034 (e)		915,000	954,894
Wells Fargo & Co 2.393% 6/2/2028 (e)		169,000	165,733
Wells Fargo & Co 2.572% 2/11/2031 (e)		20,169,000	18,704,767
Wells Fargo & Co 2.879% 10/30/2030 (e)		4,015,000	3,790,084
Wells Fargo & Co 3.068% 4/30/2041 (e)		410,000	311,892
Wells Fargo & Co 3.35% 3/2/2033 (e)		6,100,000	5,616,808
Wells Fargo & Co 3.584% 5/22/2028 (e)		905,000	898,018
Wells Fargo & Co 4.15% 1/24/2029		317,000	314,829
Wells Fargo & Co 4.3% 7/22/2027		22,132,000	22,123,447
Wells Fargo & Co 4.4% 6/14/2046		167,000	136,159
Wells Fargo & Co 4.478% 4/4/2031 (e)		15,834,000	15,702,397
Wells Fargo & Co 4.65% 11/4/2044		1,335,000	1,136,138
Wells Fargo & Co 4.892% 9/15/2036 (e)		106,000	103,558
Wells Fargo & Co 4.96% 1/23/2037 (e)		2,549,000	2,489,374
Wells Fargo & Co 5.15% 4/23/2031 (e)		8,587,000	8,714,596
Wells Fargo & Co 5.198% 1/23/2030 (e)		900,000	913,473
Wells Fargo & Co 5.211% 12/3/2035 (e)		8,647,000	8,656,264
Wells Fargo & Co 5.244% 1/24/2031 (e)		750,000	762,785
Wells Fargo & Co 5.375% 11/2/2043		153,000	144,137
Wells Fargo & Co 5.375% 2/7/2035		102,000	104,558
Wells Fargo & Co 5.389% 4/24/2034 (e)		879,000	894,944
Wells Fargo & Co 5.433% 1/23/2047 (e)		51,000	48,991
Wells Fargo & Co 5.499% 1/23/2035 (e)		1,955,000	1,996,663
Wells Fargo & Co 5.557% 7/25/2034 (e)		3,510,000	3,610,841
Wells Fargo & Co 5.574% 7/25/2029 (e)		10,556,000	10,763,729
Wells Fargo & Co 5.605% 4/23/2036 (e)		6,233,000	6,394,487
Wells Fargo & Co 5.707% 4/22/2028 (e)		6,255,000	6,326,287
Wells Fargo & Co 6.303% 10/23/2029 (e)		45,125,000	46,858,781
Wells Fargo & Co 6.491% 10/23/2034 (e)		699,000	756,859
Wells Fargo & Co U.S. SOFR Index + 1.07%, 4.6768% 4/22/2028 (e)(g)		800,000	803,324
			761,449,058
Capital Markets - 1.0%
Athene Global Funding 5.339% 1/15/2027 (p)		7,937,000	7,971,489
Athene Global Funding 5.583% 1/9/2029 (p)		5,920,000	6,004,636
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (e)(g)(p)		5,010,000	5,019,347
Bank of New York Mellon Corp/The 3.3% 8/23/2029		100,000	96,295
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (e)		101,000	101,171
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (e)		300,000	303,701
Bank of New York Mellon Corp/The 5.06% 7/22/2032 (e)		50,000	50,851
Bank of New York Mellon Corp/The 5.606% 7/21/2039 (e)		20,000	20,518
Bank of New York Mellon Corp/The 5.802% 10/25/2028 (e)		100,000	102,038
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (e)		175,000	182,224
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (e)		610,000	665,945
BGC Group Inc 6.15% 4/2/2030		10,600,000	10,854,815
BGC Group Inc 6.6% 6/10/2029		3,000,000	3,094,363
Blue Owl Finance LLC 3.125% 6/10/2031		100,000	88,253
Cantor Fitzgerald LP 7.2% 12/12/2028 (p)		5,689,000	5,935,241
Charles Schwab Corp/The 1.65% 3/11/2031		42,000	36,740
Charles Schwab Corp/The 4.914% 11/14/2036 (e)		1,260,000	1,225,959
Charles Schwab Corp/The 5.853% 5/19/2034 (e)		169,000	177,085
Citadel Finance LLC 4.75% 2/14/2029 (p)		455,000	447,335
Citadel Finance LLC 5.15% 2/14/2031 (p)		285,000	278,764
Citadel Finance LLC 5.9% 2/10/2030 (p)		1,750,000	1,766,886
Citadel Securities Global Holdings LLC 5.125% 1/27/2032 (p)		7,800,000	7,695,097
CME Group Inc 3.75% 6/15/2028		100,000	99,146
DTE Electric Securitization Funding II LLC 6.09% 9/1/2038		300,000	322,538
First Eagle Holdings Inc 7.25% 8/15/2032 (p)		628,000	636,628
Goldman Sachs Capital I 6.345% 2/15/2034		128,000	133,934
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (e)		900,000	891,671
Goldman Sachs Group Inc/The 1.992% 1/27/2032 (e)		8,175,000	7,196,431
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (e)		10,590,000	9,363,994
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (e)		1,832,000	1,649,962
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (e)		1,165,000	1,150,257
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (e)		557,000	505,055
Goldman Sachs Group Inc/The 3.21% 4/22/2042 (e)		141,000	106,432
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (e)		42,000	32,206
Goldman Sachs Group Inc/The 3.5094% 8/17/2033 (e)(r)	EUR	1,180,000	1,360,579
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (e)		269,000	267,295
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (e)		867,000	860,984
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (e)		7,810,000	7,698,565
Goldman Sachs Group Inc/The 3.984% 12/18/2036 (e)(r)	EUR	700,000	812,217
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (e)		3,702,000	3,251,010
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (e)		450,000	444,599
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (e)		1,050,000	1,042,388
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (e)		3,721,000	3,647,152
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (e)		2,250,000	2,030,940
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (e)		4,370,000	4,302,552
Goldman Sachs Group Inc/The 4.594% 4/20/2030 (e)		17,500,000	17,441,087
Goldman Sachs Group Inc/The 4.692% 10/23/2030 (e)		5,430,000	5,421,419
Goldman Sachs Group Inc/The 4.75% 10/21/2045		176,000	155,463
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (e)		100,000	100,423
Goldman Sachs Group Inc/The 4.939% 10/21/2036 (e)		2,242,000	2,177,576
Goldman Sachs Group Inc/The 4.972% 6/3/2032 (e)		73,000	73,171
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (e)		4,065,000	4,004,900
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (e)		1,566,000	1,531,961
Goldman Sachs Group Inc/The 5.094% 4/20/2034 (e)		1,200,000	1,197,489
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (e)		1,078,000	1,092,288
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (e)		1,060,000	1,075,522
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (e)		2,380,000	2,395,297
Goldman Sachs Group Inc/The 5.425% 6/3/2037 (e)		50,000	50,263
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (e)		1,645,000	1,690,171
Goldman Sachs Group Inc/The 6.25% 2/1/2041		122,000	129,809
Goldman Sachs Group Inc/The 6.45% 5/1/2036		280,000	299,057
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (e)		38,948,000	40,555,587
Goldman Sachs Group Inc/The 6.75% 10/1/2037		16,454,000	17,993,251
GS Finance Corp 0% 1/15/2031 (e)(l)		3,670,000	3,482,562
GS Finance Corp 0% 5/14/2031 (e)(l)(p)(r)	EUR	1,184,000	1,381,018
GS Finance Corp 6.11% 2/17/2031 (e)(l)		990,000	947,810
GS Finance Corp 7.35% 2/17/2031 (e)(l)		2,057,000	1,971,618
Hightower Holding LLC 6.75% 4/15/2029 (p)		250,000	249,396
HORSESHOE FUNDING TRUST I 6.062% 2/15/2036 (p)		2,650,000	2,685,415
Intercontinental Exchange Inc 3% 9/15/2060		84,000	49,573
Intercontinental Exchange Inc 3.625% 9/1/2028		100,000	98,402
Intercontinental Exchange Inc 3.95% 12/1/2028		4,100,000	4,057,152
Intercontinental Exchange Inc 4% 9/15/2027		121,000	120,624
Intercontinental Exchange Inc 4.35% 6/15/2029		100,000	99,557
Intercontinental Exchange Inc 5.25% 6/15/2031		100,000	102,693
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (p)		45,000	43,937
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (p)		1,035,000	1,037,596
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (p)		95,000	97,697
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (p)		100,000	103,650
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (p)		170,000	164,314
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (p)		45,000	44,371
Jefferies Financial Group Inc 2.625% 10/15/2031		5,530,000	4,831,878
Jefferies Financial Group Inc 2.75% 10/15/2032		1,355,000	1,159,513
Jefferies Financial Group Inc 5.5% 2/15/2036		1,055,000	1,027,263
Jefferies Financial Group Inc 5.875% 7/21/2028		2,330,000	2,384,717
Jefferies Financial Group Inc 6.25% 1/15/2036		100,000	103,082
LPL Holdings Inc 5.2% 3/15/2030		10,200,000	10,280,956
LPL Holdings Inc 5.7% 5/20/2027		100,000	101,113
LPL Holdings Inc 6.75% 11/17/2028		129,000	134,798
Moody's Corp 5.25% 7/15/2044		104,000	98,427
Morgan Stanley 1.794% 2/13/2032 (e)		7,747,000	6,743,518
Morgan Stanley 1.928% 4/28/2032 (e)		5,398,000	4,699,240
Morgan Stanley 2.239% 7/21/2032 (e)		905,000	795,807
Morgan Stanley 2.475% 1/21/2028 (e)		400,000	395,345
Morgan Stanley 2.484% 9/16/2036 (e)		448,000	389,530
Morgan Stanley 2.511% 10/20/2032 (e)		3,820,000	3,385,849
Morgan Stanley 2.699% 1/22/2031 (e)		32,362,000	30,126,789
Morgan Stanley 2.943% 1/21/2033 (e)		3,858,000	3,478,374
Morgan Stanley 3.217% 4/22/2042 (e)		350,000	267,593
Morgan Stanley 3.622% 4/1/2031 (e)		13,084,000	12,561,401
Morgan Stanley 3.79% 3/21/2030 (e)	EUR	100,000	118,154
Morgan Stanley 3.95% 4/23/2027		100,000	99,751
Morgan Stanley 3.955% 3/21/2035 (e)	EUR	300,000	353,273
Morgan Stanley 3.981% 1/23/2037 (e)	EUR	873,000	1,015,296
Morgan Stanley 4.133% 10/18/2029 (e)		90,000	88,968
Morgan Stanley 4.21% 4/20/2028 (e)		100,000	99,875
Morgan Stanley 4.238% 1/9/2030 (e)		545,000	539,008
Morgan Stanley 4.35% 9/8/2026		2,070,000	2,070,885
Morgan Stanley 4.356% 10/22/2031 (e)		100,000	98,136
Morgan Stanley 4.431% 1/23/2030 (e)		2,166,000	2,153,788
Morgan Stanley 4.457% 4/22/2039 (e)		158,000	146,246
Morgan Stanley 4.493% 1/16/2032 (e)		1,150,000	1,131,601
Morgan Stanley 4.654% 10/18/2030 (e)		40,360,000	40,217,693
Morgan Stanley 4.708% 3/12/2032 (e)		1,795,000	1,778,578
Morgan Stanley 4.809% 4/16/2032 (e)		5,072,000	5,050,437
Morgan Stanley 4.892% 10/22/2036 (e)		100,000	97,036
Morgan Stanley 5.042% 7/19/2030 (e)		5,470,000	5,520,073
Morgan Stanley 5.073% 1/30/2037 (e)		4,801,000	4,701,297
Morgan Stanley 5.123% 2/1/2029 (e)		5,851,000	5,902,929
Morgan Stanley 5.164% 4/20/2029 (e)		1,213,000	1,225,492
Morgan Stanley 5.173% 1/16/2030 (e)		2,000,000	2,024,463
Morgan Stanley 5.192% 4/17/2031 (e)		6,644,000	6,742,182
Morgan Stanley 5.23% 1/15/2031 (e)		868,000	880,993
Morgan Stanley 5.296% 4/10/2037 (e)		625,000	623,310
Morgan Stanley 5.314% 1/18/2041 (e)		344,000	336,013
Morgan Stanley 5.32% 7/19/2035 (e)		550,000	555,509
Morgan Stanley 5.424% 7/21/2034 (e)		470,000	479,030
Morgan Stanley 5.449% 7/20/2029 (e)		1,518,000	1,544,741
Morgan Stanley 5.516% 11/19/2055 (e)		91,000	88,205
Morgan Stanley 5.587% 1/18/2036 (e)		840,000	861,255
Morgan Stanley 5.652% 4/13/2028 (e)		400,000	404,232
Morgan Stanley 5.656% 4/18/2030 (e)		100,000	102,530
Morgan Stanley 5.664% 4/17/2036 (e)		2,935,000	3,020,595
Morgan Stanley 5.831% 4/19/2035 (e)		1,383,000	1,438,836
Morgan Stanley 5.9% 3/13/2047 (e)		81,000	82,204
Morgan Stanley 5.948% 1/19/2038 (e)		1,061,000	1,097,848
Morgan Stanley 6.296% 10/18/2028 (e)		152,000	155,915
Morgan Stanley 6.375% 7/24/2042		100,000	108,957
Morgan Stanley 6.407% 11/1/2029 (e)		22,800,000	23,707,554
Morgan Stanley 6.627% 11/1/2034 (e)		358,000	390,913
Morgan Stanley Finance LLC 0% 5/8/2031 (e)(l)(p)	EUR	1,933,000	2,254,651
MSCI Inc 3.625% 9/1/2030 (p)		671,000	636,103
MSCI Inc 3.875% 2/15/2031 (p)		3,534,000	3,350,569
MSCI Inc 4% 11/15/2029 (p)		200,000	194,025
MSCI Inc 5.15% 3/15/2036		1,306,000	1,269,677
MSCI Inc 5.25% 9/1/2035		3,924,000	3,866,069
Nasdaq Inc 5.35% 6/28/2028		100,000	101,718
Nuveen LLC 5.55% 1/15/2030 (p)		200,000	203,987
Raymond James Financial Inc 4.9% 9/11/2035		78,000	75,990
S&P Global Inc 2.9% 3/1/2032		415,000	378,602
S&P Global Inc 3.25% 12/1/2049		315,000	217,775
S&P Global Inc 4.25% 1/15/2031 (p)		159,000	156,528
Sammons Financial Group Global Funding 5.05% 1/10/2028 (p)		4,200,000	4,218,807
Sammons Financial Group Global Funding 5.1% 12/10/2029 (p)		12,900,000	12,947,711
State Street Bank & Trust Co 4.782% 11/23/2029		4,550,000	4,616,625
State Street Corp 3.031% 11/1/2034 (e)		148,000	138,947
State Street Corp 5.159% 5/18/2034 (e)		125,000	126,614
State Street Corp 5.82% 11/4/2028 (e)		147,000	149,982
State Street Corp 6.123% 11/21/2034 (e)		15,000	15,830
TPG Operating Group II LP 5.875% 3/5/2034		106,000	108,492
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (p)		135,000	141,215
			449,236,318
Consumer Finance - 0.3%
Ally Financial Inc 5.543% 1/17/2031 (e)		8,200,000	8,266,829
Ally Financial Inc 5.548% 7/31/2033 (e)		5,500,000	5,456,795
Ally Financial Inc 6.7% 2/14/2033		300,000	309,834
Ally Financial Inc 6.992% 6/13/2029 (e)		47,000	48,843
Ally Financial Inc 8% 11/1/2031		259,000	287,536
American Express Co 3.3% 5/3/2027		200,000	198,593
American Express Co 4.05% 5/3/2029		163,000	162,218
American Express Co 4.804% 10/24/2036 (e)		27,000	26,128
American Express Co 4.918% 7/20/2033 (e)		425,000	425,511
American Express Co 4.989% 5/26/2033 (e)		74,000	73,850
American Express Co 5.016% 4/25/2031 (e)		1,148,000	1,162,678
American Express Co 5.043% 5/1/2034 (e)		158,000	158,633
American Express Co 5.085% 1/30/2031 (e)		11,600,000	11,777,557
American Express Co 5.667% 4/25/2036 (e)		2,085,000	2,162,397
American Express Co U.S. SOFR Index + 0.93%, 4.5334% 7/26/2028 (e)(g)		3,700,000	3,713,966
Capital One Financial Corp 3.8% 1/31/2028		267,000	264,191
Capital One Financial Corp 4.722% 1/30/2032 (e)		2,900,000	2,865,784
Capital One Financial Corp 5.247% 7/26/2030 (e)		6,880,000	6,980,657
Capital One Financial Corp 5.7% 2/1/2030 (e)		26,000	26,631
Capital One Financial Corp 6.183% 1/30/2036 (e)		83,000	84,962
Capital One Financial Corp 7.624% 10/30/2031 (e)		4,095,000	4,511,771
Capital One Financial Corp 7.964% 11/2/2034 (e)		150,000	172,964
Credit Acceptance Corp 6.625% 3/15/2030 (p)		100,000	100,745
FirstCash Inc 5.625% 1/1/2030 (p)		100,000	99,852
FirstCash Inc 6.125% 5/1/2034 (p)		210,000	210,159
Ford Motor Credit Co LLC 2.7% 8/10/2026		1,100,000	1,096,497
Ford Motor Credit Co LLC 2.9% 2/10/2029		2,625,000	2,476,914
Ford Motor Credit Co LLC 2.9% 2/16/2028		275,000	265,808
Ford Motor Credit Co LLC 3.625% 6/17/2031		8,245,000	7,580,801
Ford Motor Credit Co LLC 4% 11/13/2030		765,000	722,763
Ford Motor Credit Co LLC 4.125% 8/17/2027		135,000	133,954
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	565,000	673,360
Ford Motor Credit Co LLC 4.542% 8/1/2026		200,000	199,886
Ford Motor Credit Co LLC 4.97% 4/6/2029		960,000	953,869
Ford Motor Credit Co LLC 5.113% 5/3/2029		145,000	144,564
Ford Motor Credit Co LLC 5.125% 11/5/2026		7,500,000	7,519,311
Ford Motor Credit Co LLC 5.303% 9/6/2029		5,099,000	5,105,844
Ford Motor Credit Co LLC 5.42% 4/9/2031		1,475,000	1,470,352
Ford Motor Credit Co LLC 5.753% 4/6/2033		1,758,000	1,753,855
Ford Motor Credit Co LLC 5.8% 3/8/2029		1,285,000	1,303,995
Ford Motor Credit Co LLC 5.85% 5/17/2027		1,700,000	1,715,913
Ford Motor Credit Co LLC 5.875% 11/7/2029		12,575,000	12,771,066
Ford Motor Credit Co LLC 5.918% 3/20/2028		800,000	811,891
Ford Motor Credit Co LLC 6.05% 3/5/2031		200,000	204,596
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	100,000	136,833
Ford Motor Credit Co LLC 6.467% 5/22/2036		2,070,000	2,123,385
Ford Motor Credit Co LLC 6.798% 11/7/2028		3,215,000	3,332,682
Ford Motor Credit Co LLC 7.122% 11/7/2033		242,000	259,465
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.0355% 11/5/2026 (e)(g)		4,800,000	4,808,830
John Deere Capital Corp 2.8% 9/8/2027		100,000	98,466
John Deere Capital Corp 3.9% 3/9/2029		99,000	97,967
John Deere Capital Corp 4.375% 4/15/2031		100,000	99,235
John Deere Capital Corp 4.9% 3/7/2031		63,000	63,982
John Deere Capital Corp 5.1% 4/11/2034		128,000	130,087
Navient Corp 6.75% 6/15/2026		40,000	39,989
OneMain Finance Corp 3.875% 9/15/2028		850,000	822,363
OneMain Finance Corp 4% 9/15/2030		425,000	392,281
OneMain Finance Corp 5.375% 11/15/2029		109,000	106,348
OneMain Finance Corp 6.125% 5/15/2030		30,000	29,878
OneMain Finance Corp 6.625% 5/15/2029		1,635,000	1,660,486
OneMain Finance Corp 6.75% 3/15/2032		45,000	44,748
OneMain Finance Corp 6.75% 9/15/2033		115,000	112,679
OneMain Finance Corp 7.125% 11/15/2031		45,000	45,565
OneMain Finance Corp 7.5% 5/15/2031		250,000	257,727
OneMain Finance Corp 7.875% 3/15/2030		155,000	161,319
Stellantis Financial Services US Corp 4.95% 9/15/2028 (p)		5,900,000	5,876,824
Stellantis Financial Services US Corp 5.4% 6/15/2029 (p)		705,000	706,782
Stellantis Financial Services US Corp 5.4% 9/15/2030 (p)		6,498,000	6,421,918
Stellantis Financial Services US Corp 5.8% 6/15/2031 (p)		470,000	470,903
Synchrony Financial 4.947% 2/25/2032 (e)		1,585,000	1,548,242
Synchrony Financial 5.15% 3/19/2029		523,000	523,802
Toyota Motor Credit Corp 1.65% 1/10/2031		117,000	102,841
Toyota Motor Credit Corp 4.5% 5/14/2027		10,800,000	10,848,763
Toyota Motor Credit Corp 4.55% 5/14/2031		32,000	31,898
Toyota Motor Credit Corp 4.8% 1/5/2034		100,000	99,563
Toyota Motor Credit Corp 5% 3/19/2027		121,000	121,926
Toyota Motor Credit Corp 5.1% 3/21/2031		93,000	94,981
			138,127,081
Financial Services - 0.4%
Aircastle Ltd / Aircastle Ireland DAC 5.75% 10/1/2031 (p)		1,700,000	1,742,973
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027		363,000	358,195
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		101,000	103,221
Apollo Global Management Inc 5.7% 3/30/2036		31,000	31,292
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust 6.088% 12/15/2044 (p)		1,364,230	1,340,919
Aviation Capital Group LLC 5.125% 4/10/2030 (p)		10,600,000	10,645,000
Aviation Capital Group LLC 5.375% 7/15/2029 (p)		3,800,000	3,852,423
Block Inc 2.75% 6/1/2026		150,000	150,000
Block Inc 3.5% 6/1/2031		110,000	100,225
Block Inc 5.625% 8/15/2030 (p)		85,000	85,350
Block Inc 6% 8/15/2033 (p)		70,000	70,017
Block Inc 6.5% 5/15/2032		1,270,000	1,294,110
BP Capital Markets America Inc 2.772% 11/10/2050		250,000	154,721
BP Capital Markets America Inc 2.939% 6/4/2051		186,000	118,411
BP Capital Markets America Inc 3% 2/24/2050		278,000	181,969
BP Capital Markets America Inc 3.001% 3/17/2052		373,000	238,981
BP Capital Markets America Inc 4.812% 2/13/2033		2,409,000	2,407,132
BP Capital Markets America Inc 4.868% 11/25/2029		31,000	31,438
BP Capital Markets America Inc 4.893% 9/11/2033		583,000	583,241
BP Capital Markets America Inc 4.97% 10/17/2029		275,000	279,558
BP Capital Markets America Inc 5.227% 11/17/2034		445,000	453,065
Clue Opco LLC 9.5% 10/15/2031 (p)		6,252,000	5,798,730
Consumers 2023 Securitization Funding LLC 5.21% 9/1/2031		473,000	481,716
Corebridge Financial Inc 3.9% 4/5/2032		6,908,000	6,501,202
Corebridge Financial Inc 4.35% 4/5/2042		701,000	590,674
Corebridge Financial Inc 6.05% 9/15/2033		2,074,000	2,175,186
Corebridge Financial Inc 6.375% 9/15/2054 (e)		100,000	99,751
Corebridge Financial Inc 6.875% 12/15/2052 (e)		200,000	202,925
CRH SMW Finance DAC 5.125% 1/9/2030		2,175,000	2,209,365
CRH SMW Finance DAC 5.2% 5/21/2029		1,165,000	1,188,334
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (p)		195,000	191,956
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (p)		95,000	91,344
DH Europe Finance II Sarl 3.25% 11/15/2039		100,000	80,510
Equitable Holdings Inc 5.594% 1/11/2033		106,000	108,388
Essent Group Ltd 6.25% 7/1/2029		3,000,000	3,097,324
Fidelity National Information Services Inc 3 month EURIBOR + 0.85%, 2.899% 3/10/2028 (e)(g)	EUR	3,100,000	3,620,801
Fidelity National Information Services Inc 3.75% 5/21/2029		100,000	97,204
Fidelity National Information Services Inc 4.45% 3/10/2028		7,445,000	7,426,401
Fidelity National Information Services Inc 4.5% 8/15/2046		58,000	47,044
Fidelity National Information Services Inc 4.55% 3/10/2029		15,903,000	15,815,801
Fiserv Inc 2.65% 6/1/2030		114,000	104,480
Fiserv Inc 3.5% 7/1/2029		7,480,000	7,195,808
Fiserv Inc 4.2% 10/1/2028		700,000	692,630
Fiserv Inc 4.55% 2/15/2031		1,865,000	1,827,491
Fiserv Inc 5.25% 8/11/2035		2,600,000	2,545,723
Fiserv Inc 5.45% 3/15/2034		1,333,000	1,329,259
Fiserv Inc 5.45% 3/2/2028		1,412,000	1,429,620
Fiserv Inc 5.625% 8/21/2033		970,000	983,618
Freedom Mortgage Holdings LLC 6.875% 5/1/2031 (p)		580,000	562,176
Freedom Mortgage Holdings LLC 7.875% 4/1/2033 (p)		100,000	97,643
Global Payments Inc 2.9% 5/15/2030		366,000	336,054
Global Payments Inc 4.5% 11/15/2028		3,335,000	3,307,843
Global Payments Inc 4.55% 3/15/2028		8,800,000	8,775,983
Global Payments Inc 4.875% 11/15/2030		6,088,000	5,991,571
Global Payments Inc 5.55% 11/15/2035		545,000	531,686
Global Payments Inc 5.95% 8/15/2052		16,000	15,167
Greystone Commercial Capital Trust Series 2021-2 1 month U.S. LIBOR London Interbank Offered Rate + 2.27%, 7.2302% 8/31/2026 (e)(g)(l)(p)		7,691,819	6,845,719
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (e)		100,000	101,058
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (p)		95,000	95,101
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		358,000	354,120
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,270,000	1,208,278
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		190,000	188,567
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.38% 12/21/2065 (e)(g)(p)		156,000	133,973
Jackson Financial Inc 3.125% 11/23/2031		750,000	674,497
Jackson Financial Inc 5.17% 6/8/2027		2,958,000	2,972,926
Jackson Financial Inc 5.67% 6/8/2032		3,183,000	3,219,546
Mastercard Inc 2.95% 6/1/2029		148,000	142,712
Mastercard Inc 4.875% 5/9/2034		145,000	145,918
Mobility Global Inc 5.05% 6/15/2029 (p)		1,070,000	1,075,082
Mobility Global Inc 5.45% 6/15/2031 (p)		1,662,000	1,680,940
National Rural Utilities Cooperative Finance Corp 5.15% 6/15/2029		4,000,000	4,085,214
National Rural Utilities Cooperative Finance Corp 7.125% 9/15/2053 (e)		118,000	122,445
National Rural Utilities Cooperative Finance Corp 8% 3/1/2032		198,000	229,071
NCR Atleos Corp 9.5% 4/1/2029 (p)		1,482,000	1,584,454
PayPal Holdings Inc 2.85% 10/1/2029		100,000	94,509
PayPal Holdings Inc 4.45% 3/6/2028		327,000	327,412
PennyMac Financial Services Inc 4.25% 2/15/2029 (p)		2,325,000	2,220,500
PennyMac Financial Services Inc 5.75% 9/15/2031 (p)		1,250,000	1,179,039
PennyMac Financial Services Inc 6.75% 2/15/2034 (p)		185,000	177,367
PennyMac Financial Services Inc 6.875% 2/15/2033 (p)		100,000	97,144
PennyMac Financial Services Inc 6.875% 5/15/2032 (p)		135,000	132,176
Penske Truck Leasing Co Lp / PTL Finance Corp 5.25% 7/1/2029 (p)		350,000	355,169
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 3/30/2029 (p)		300,000	304,673
Penske Truck Leasing Co Lp / PTL Finance Corp 5.55% 5/1/2028 (p)		3,375,000	3,427,642
Penske Truck Leasing Co Lp / PTL Finance Corp 6.05% 8/1/2028 (p)		2,105,000	2,163,524
Pine Street Trust II 5.568% 2/15/2049 (p)		7,800,000	7,248,497
PRA Group Europe Holding II Sarl 6.25% 9/30/2032 (r)	EUR	100,000	112,609
Private Export Funding Corp 1.4% 7/15/2028		2,010,000	1,894,642
Private Export Funding Corp 4.3% 12/15/2028		1,580,000	1,584,170
Radian Group Inc 6.2% 5/15/2029		250,000	258,638
Raven Acquisition Holdings LLC 6.875% 11/15/2031 (p)		210,000	205,911
Rocket Cos Inc 6.125% 8/1/2030 (p)		375,000	380,744
Rocket Cos Inc 6.375% 8/1/2033 (p)		760,000	771,781
Rocket Cos Inc 6.5% 8/1/2029 (p)		225,000	230,066
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (p)		328,000	325,352
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (p)		300,000	288,464
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (p)		86,000	79,914
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (p)		17,000	15,259
Sammons Financial Group Inc 6.875% 4/15/2034 (p)		5,700,000	6,088,444
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (p)		600,000	599,459
United Wholesale Mortgage LLC 5.5% 4/15/2029 (p)		100,000	95,512
UWM Holdings LLC 6.25% 3/15/2031 (p)		126,000	115,704
UWM Holdings LLC 6.625% 2/1/2030 (p)		220,000	208,636
Visa Inc 2.7% 4/15/2040		78,000	59,279
Visa Inc 4.7% 2/12/2036		51,000	50,575
Walker & Dunlop Inc 6.625% 4/1/2033 (p)		85,000	85,927
WEX Inc 6.5% 3/15/2033 (p)		95,000	94,601
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (p)		405,000	427,281
			166,333,890
Insurance - 0.5%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (p)		100,000	94,593
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (p)		10,000	9,656
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (p)		210,000	207,199
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (p)		135,000	133,141
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (p)		245,000	242,177
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (p)		90,000	90,210
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (p)		77,000	78,162
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (p)		311,000	309,411
Allstate Corp/The 5.25% 3/30/2033		129,000	131,443
American International Group Inc 4.85% 5/7/2030		242,000	244,159
American National Group Inc 6% 7/15/2035		49,000	48,611
AmWINS Group Inc 4.875% 6/30/2029 (p)		100,000	96,497
Aon Global Ltd 4.6% 6/14/2044		29,000	25,196
Aon North America Inc 5.3% 3/1/2031		134,000	136,873
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (p)		190,000	190,713
Arch Capital Finance LLC 4.011% 12/15/2026		8,495,000	8,486,799
Arch Capital Group Ltd 7.35% 5/1/2034		129,000	146,695
Arthur J Gallagher & Co 3.5% 5/20/2051		104,000	71,814
Arthur J Gallagher & Co 4.6% 12/15/2027		8,800,000	8,818,533
Arthur J Gallagher & Co 4.85% 12/15/2029		4,455,000	4,492,342
Arthur J Gallagher & Co 5% 2/15/2032		242,000	242,258
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (p)		1,505,000	1,569,396
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (p)		1,185,000	1,158,156
Athene Holding Ltd 6.875% 6/28/2055 (e)		265,000	256,537
AXIS Specialty Finance LLC 4.9% 1/15/2040 (e)		100,000	97,513
Baylor Scott & White Holdings 1.777% 11/15/2030		870,000	772,058
Baylor Scott & White Holdings 2.839% 11/15/2050		120,000	75,222
Berkshire Hathaway Fin Corp 2.5% 1/15/2051		355,000	210,279
Berkshire Hathaway Fin Corp 3.85% 3/15/2052		374,000	284,812
Berkshire Hathaway Fin Corp 4.2% 8/15/2048		95,000	78,209
Berkshire Hathaway Fin Corp 4.3% 5/15/2043		100,000	88,167
Brown & Brown Inc 2.375% 3/15/2031		130,000	115,358
Brown & Brown Inc 4.6% 12/23/2026		2,100,000	2,103,323
Brown & Brown Inc 5.25% 6/23/2032		325,000	325,914
Brown & Brown Inc 5.55% 6/23/2035		405,000	406,017
Brown & Brown Inc 5.65% 6/11/2034		32,000	32,420
Chubb INA Holdings LLC 6% 5/11/2037		238,000	254,036
CNA Financial Corp 3.9% 5/1/2029		1,400,000	1,371,632
CNA Financial Corp 5.125% 2/15/2034		115,000	113,910
CNO Global Funding 4.875% 12/10/2027 (p)		3,500,000	3,503,634
CNO Global Funding 4.95% 9/9/2029 (p)		3,915,000	3,925,676
CNO Global Funding 5.875% 6/4/2027 (p)		450,000	455,897
Corebridge Global Funding 4.65% 8/20/2027 (p)		1,100,000	1,101,164
Corebridge Global Funding 4.9% 8/21/2032 (p)		380,000	376,456
CRC Insurance Group LLC 7.125% 6/1/2031 (p)		320,000	320,901
Equitable Financial Life Global Funding 4.875% 11/19/2027 (p)		8,400,000	8,426,992
Everest Reinsurance Holdings Inc 3.5% 10/15/2050		2,100,000	1,428,548
F&G Annuities & Life Inc 6.5% 6/4/2029		100,000	101,646
F&G Global Funding 5.875% 6/10/2027 (p)		3,000,000	3,034,989
Farmers Exchange Capital II 6.151% 11/1/2053 (e)(p)		1,000,000	971,615
Farmers Exchange Capital III 5.454% 10/15/2054 (e)(p)		3,335,000	3,068,546
Five Corners Funding Trust II 2.85% 5/15/2030 (p)		12,846,000	11,964,017
Grand River Funding Trust I 6.311% 2/15/2036 (p)		3,786,000	3,790,777
Guardian Life Global Funding 4.179% 9/26/2029 (p)		190,000	188,077
Guardian Life Global Funding 5.737% 10/2/2028 (p)		200,000	205,724
Hartford Insurance Group Inc/The 2.8% 8/19/2029		147,000	139,254
HUB International Ltd 7.25% 6/15/2030 (p)		450,000	461,902
Jackson National Life Global Funding 5.35% 1/13/2030 (p)		6,100,000	6,162,848
Liberty Mutual Group Inc 4.125% 12/15/2051 (e)(p)		100,000	98,908
Liberty Mutual Group Inc 4.569% 2/1/2029 (p)		9,380,000	9,360,418
Liberty Mutual Group Inc 5.25% 5/1/2036 (p)		8,228,000	8,129,307
Lincoln National Corp 3.05% 1/15/2030		313,000	293,508
Lincoln National Corp 3.4% 1/15/2031		2,550,000	2,390,506
Lincoln National Corp 5.852% 3/15/2034		30,000	30,852
Lincoln National Corp 6.3% 10/9/2037		110,000	116,720
Markel Group Inc 3.5% 11/1/2027		169,000	166,751
Marsh & McLennan Cos Inc 4.85% 11/15/2031		99,000	99,736
Marsh & McLennan Cos Inc 4.9% 3/15/2049		24,000	21,335
Marsh & McLennan Cos Inc 4.95% 3/15/2036		2,547,000	2,508,130
Marsh & McLennan Cos Inc 5.15% 3/15/2034		111,000	112,218
MassMutual Global Funding II 4.3% 10/22/2027 (p)		11,000,000	11,006,424
MassMutual Global Funding II 4.45% 3/27/2028 (p)		3,500,000	3,507,787
MetLife Inc 4.721% 12/15/2044 (e)		96,000	84,611
MetLife Inc 5% 7/15/2052		270,000	244,191
MetLife Inc 5.85% 3/15/2056 (e)		268,000	264,984
MetLife Inc 6.35% 3/15/2055 (e)		100,000	102,725
Metropolitan Life Global Funding I 2.4% 1/11/2032 (p)		1,960,000	1,729,884
Metropolitan Life Global Funding I 4.3% 8/25/2029 (p)		2,000,000	1,986,992
Metropolitan Life Global Funding I 5.15% 3/28/2033 (p)		920,000	931,168
Mutual of Omaha Cos Global Funding 4.75% 10/15/2029 (p)		1,600,000	1,604,037
Mutual of Omaha Cos Global Funding 5% 4/1/2030 (p)		2,100,000	2,119,864
Mutual of Omaha Cos Global Funding 5.35% 4/9/2027 (p)		3,250,000	3,281,013
New York Life Global Funding 3% 1/10/2028 (p)		107,000	104,759
New York Life Global Funding 4.2% 4/20/2029 (p)		7,400,000	7,350,555
New York Life Global Funding 5% 6/6/2029 (p)		3,500,000	3,552,517
New York Life Insurance Co 5.875% 5/15/2033 (p)		1,004,000	1,048,645
NLG Global Funding 4.35% 9/15/2030 (p)		5,400,000	5,285,347
Northwestern Mutual Global Funding 4.4% 3/30/2029 (p)		5,500,000	5,489,872
Northwestern Mutual Global Funding 4.49% 3/21/2028 (p)		4,800,000	4,814,522
Northwestern Mutual Global Funding 5.16% 5/28/2031 (p)		280,000	286,661
Northwestern Mutual Life Insurance Co/The 6.05% 6/30/2056 (p)		700,000	714,989
Pacific Life Global Funding II 4.5% 8/28/2029 (p)		5,100,000	5,082,345
Pricoa Global Funding I 4.4% 8/27/2027 (p)		6,200,000	6,210,986
Principal Financial Group Inc 4.111% 2/15/2028 (p)		388,000	384,801
Principal Life Global Funding II 4.8% 1/9/2028 (p)		11,500,000	11,557,215
Principal Life Global Funding II 4.95% 11/27/2029 (p)		7,500,000	7,555,709
Progressive Corp/The 3.7% 1/26/2045		167,000	128,391
Protective Life Global Funding 4.772% 12/9/2029 (p)		12,700,000	12,704,433
Protective Life Global Funding 5.215% 6/12/2029 (p)		3,000,000	3,040,231
Protective Life Global Funding 5.467% 12/8/2028 (p)		333,000	339,655
Prudential Financial Inc 4.5% 9/15/2047 (e)		200,000	196,302
Prudential Financial Inc 6.5% 3/15/2054 (e)		100,000	102,982
Prudential Financial Inc 6.625% 12/1/2037		100,000	111,327
Prudential Financial Inc 6.75% 3/1/2053 (e)		100,000	105,615
RGA Global Funding 5.448% 5/24/2029 (p)		2,000,000	2,040,373
Ryan Specialty LLC 4.375% 2/1/2030 (p)		120,000	116,277
Ryan Specialty LLC 5.875% 8/1/2032 (p)		200,000	198,663
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (p)		1,220,000	819,565
Teachers Insurance & Annuity Association of America 4.27% 5/15/2047 (p)		43,000	34,675
Travelers Companies Inc/The 5.05% 7/24/2035		49,000	49,041
Travelers Companies Inc/The 5.35% 11/1/2040		107,000	106,445
Unum Group 4% 6/15/2029		1,000,000	982,319
Unum Group 4.046% 8/15/2041 (p)		165,000	133,941
Unum Group 4.125% 6/15/2051		1,500,000	1,127,966
Unum Group 5.75% 8/15/2042		2,123,000	2,099,769
Western-Southern Global Funding 4.5% 7/16/2028 (p)		9,600,000	9,575,174
Willis North America Inc 4.65% 6/15/2027		495,000	496,074
			227,378,314
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty SR Inc 9% 10/15/2027 (p)		3,000,000	2,970,313
Arbor Realty Trust Inc 4.5% 3/15/2027 (p)		877,000	846,014
Arbor Realty Trust Inc 4.5% 9/1/2026 (p)		570,000	567,020
Great Ajax Operating Partnership LP 9.875% 9/1/2027 (p)		672,000	675,646
Starwood Property Trust Inc 5.25% 10/15/2028 (p)		1,810,000	1,805,291
Starwood Property Trust Inc 6.125% 6/1/2031 (p)		30,000	30,332
Starwood Property Trust Inc 6.5% 7/1/2030 (p)		175,000	179,130
Starwood Property Trust Inc 7.25% 4/1/2029 (p)		455,000	471,854
			7,545,600
TOTAL FINANCIALS			1,750,070,261
Health Care - 0.9%
Biotechnology - 0.1%
AbbVie Inc 3.2% 11/21/2029		1,675,000	1,608,485
AbbVie Inc 4.05% 11/21/2039		10,073,000	8,883,244
AbbVie Inc 4.125% 3/15/2031		100,000	98,179
AbbVie Inc 4.25% 11/14/2028		118,000	117,975
AbbVie Inc 4.25% 11/21/2049		515,000	421,578
AbbVie Inc 4.4% 3/15/2033		100,000	98,136
AbbVie Inc 4.65% 3/15/2028		100,000	100,681
AbbVie Inc 4.7% 5/14/2045		5,053,000	4,520,649
AbbVie Inc 4.75% 3/15/2036		465,000	455,731
AbbVie Inc 4.875% 11/14/2048		128,000	115,288
AbbVie Inc 5.2% 3/15/2035		220,000	223,970
AbbVie Inc 5.35% 3/15/2044		113,000	110,625
AbbVie Inc 5.4% 3/15/2054		35,000	33,724
AbbVie Inc 5.5% 3/15/2064		31,000	29,856
AbbVie Inc 5.55% 3/15/2056		885,000	868,015
Amgen Inc 2.3% 2/25/2031		100,000	90,228
Amgen Inc 2.45% 2/21/2030		2,000,000	1,856,877
Amgen Inc 3.15% 2/21/2040		155,000	120,727
Amgen Inc 3.2% 11/2/2027		1,000,000	985,571
Amgen Inc 4.4% 2/22/2062		179,000	140,111
Amgen Inc 4.663% 6/15/2051		475,000	403,070
Amgen Inc 4.875% 3/1/2053		1,689,000	1,471,364
Amgen Inc 5.15% 3/2/2028		3,970,000	4,019,563
Amgen Inc 5.25% 3/2/2030		4,901,000	5,009,305
Amgen Inc 5.25% 3/2/2033		125,000	127,683
Amgen Inc 5.5% 2/19/2046		91,000	88,168
Amgen Inc 5.6% 3/2/2043		3,307,000	3,282,346
Amgen Inc 5.65% 3/2/2053		1,480,000	1,438,825
Amgen Inc 6.4% 2/1/2039		175,000	188,972
Baxalta Inc 5.25% 6/23/2045		163,000	152,820
Biogen Inc 2.25% 5/1/2030		790,000	721,490
Biogen Inc 3.15% 5/1/2050		47,000	30,449
Biogen Inc 3.25% 2/15/2051		397,000	259,627
Biogen Inc 5.75% 5/15/2035		44,000	45,831
Biogen Inc 6.45% 5/15/2055		510,000	542,376
Gilead Sciences Inc 1.65% 10/1/2030		172,000	152,718
Gilead Sciences Inc 4.5% 2/1/2045		190,000	165,804
Gilead Sciences Inc 4.8% 11/15/2029		121,000	122,487
Gilead Sciences Inc 5.65% 12/1/2041		260,000	265,630
			39,368,178
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 4% 3/15/2031		1,000	978
Abbott Laboratories 4.3% 3/15/2033		222,000	215,959
Abbott Laboratories 4.65% 3/15/2036		2,688,000	2,612,496
Abbott Laboratories 4.75% 3/15/2038		129,000	124,425
Abbott Laboratories 4.75% 4/15/2043		119,000	109,399
Adapthealth LLC 4.625% 8/1/2029 (p)		153,000	147,663
Augusta SpinCo Corp 4.656% 3/23/2031		4,110,000	4,086,606
Avantor Funding Inc 3.875% 11/1/2029 (p)		95,000	90,226
Avantor Funding Inc 4.625% 7/15/2028 (p)		1,018,000	1,006,398
Bausch + Lomb Corp 8.375% 10/1/2028 (p)		69,000	71,243
Baxter International Inc 1.73% 4/1/2031		138,000	117,164
Baxter International Inc 2.539% 2/1/2032		46,000	39,340
Baxter International Inc 5.65% 12/15/2035		895,000	886,645
Becton Dickinson & Co 2.823% 5/20/2030		75,000	70,095
Becton Dickinson & Co 4.874% 2/8/2029		1,250,000	1,260,498
Boston Scientific Corp 2.65% 6/1/2030		100,000	93,046
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (e)		100,000	100,800
GE HealthCare Technologies Inc 4.8% 1/15/2031		100,000	100,255
GE HealthCare Technologies Inc 5.65% 11/15/2027		100,000	101,764
Insulet Corp 6.5% 4/1/2033 (p)		105,000	106,840
Medline Borrower LP 3.875% 4/1/2029 (p)		10,406,000	10,127,141
Medline Borrower LP 5.25% 10/1/2029 (p)		258,000	257,558
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (p)		167,000	171,399
Medtronic Inc 4.375% 3/15/2035		29,000	27,946
Solventum Corp 5.45% 3/13/2031		100,000	102,695
Solventum Corp 5.6% 3/23/2034		423,000	433,873
Stryker Corp 3.375% 9/11/2032	EUR	2,300,000	2,670,718
Stryker Corp 4.25% 9/11/2029		2,200,000	2,185,550
Stryker Corp 4.625% 9/11/2034		19,000	18,582
Stryker Corp 4.85% 2/10/2030		2,596,000	2,624,550
Stryker Corp 5.2% 2/10/2035		1,750,000	1,771,918
Teleflex Inc 4.25% 6/1/2028 (p)		135,000	133,240
VSP Optical Group Inc 5.4% 6/1/2033 (p)		1,311,000	1,312,158
VSP Optical Group Inc 5.65% 6/1/2036 (p)		1,341,000	1,338,824
			34,517,992
Health Care Providers & Services - 0.6%
Accendra Health Inc 4.5% 3/31/2029 (p)		268,000	211,229
Accendra Health Inc 6.625% 4/1/2030 (p)		138,000	83,276
Aetna Inc 4.5% 5/15/2042		6,000	5,091
Aetna Inc 4.75% 3/15/2044		95,000	81,200
AHS Hospital Corp 2.78% 7/1/2051		315,000	193,787
Ascension Health 2.532% 11/15/2029		295,000	276,506
Ascension Health 3.106% 11/15/2039		610,000	478,272
BayCare Health System Inc 3.831% 11/15/2050		2,320,000	1,759,495
Cardinal Health Inc 3.41% 6/15/2027		100,000	99,065
Cardinal Health Inc 4.5% 11/15/2044		100,000	84,479
Cardinal Health Inc 4.5% 9/15/2030		2,900,000	2,876,631
Cencora Inc 2.7% 3/15/2031		5,980,000	5,461,555
Cencora Inc 4.6% 2/13/2033		714,000	700,768
Cencora Inc 4.85% 12/15/2029		142,000	143,187
Cencora Inc 4.9% 2/13/2036		3,701,000	3,612,192
Cencora Inc 5.125% 2/15/2034		250,000	251,275
Centene Corp 2.45% 7/15/2028		9,865,000	9,352,009
Centene Corp 2.5% 3/1/2031		1,330,000	1,158,629
Centene Corp 2.625% 8/1/2031		11,006,000	9,557,052
Centene Corp 3.375% 2/15/2030		6,960,000	6,467,672
Centene Corp 4.25% 12/15/2027		2,947,000	2,937,980
Centene Corp 4.625% 12/15/2029		11,352,000	11,056,481
Children's Health System of Texas 2.511% 8/15/2050		360,000	209,616
Children's Hospital Corp/The 4.115% 1/1/2047		265,000	217,313
CHS/Community Health Systems Inc 10.875% 1/15/2032 (p)		44,000	47,410
CHS/Community Health Systems Inc 9.75% 1/15/2034 (p)		100,000	104,892
Cigna Group/The 2.375% 3/15/2031		1,938,000	1,746,312
Cigna Group/The 2.4% 3/15/2030		1,600,000	1,480,035
Cigna Group/The 3.2% 3/15/2040		2,430,000	1,899,589
Cigna Group/The 3.4% 3/15/2051		100,000	68,564
Cigna Group/The 4.375% 10/15/2028		3,850,000	3,845,935
Cigna Group/The 4.8% 8/15/2038		81,000	76,791
Cigna Group/The 5.4% 3/15/2033		128,000	131,510
Cigna Group/The 6.125% 11/15/2041		100,000	104,510
CommonSpirit Health 5.205% 12/1/2031		9,840,000	9,975,253
CVS Health Corp 1.3% 8/21/2027		400,000	385,408
CVS Health Corp 1.75% 8/21/2030		3,286,000	2,910,081
CVS Health Corp 1.875% 2/28/2031		2,540,000	2,231,621
CVS Health Corp 2.125% 9/15/2031		100,000	87,372
CVS Health Corp 3.25% 8/15/2029		1,100,000	1,055,738
CVS Health Corp 4.78% 3/25/2038		1,804,000	1,684,571
CVS Health Corp 4.875% 7/20/2035		62,000	60,048
CVS Health Corp 5% 1/30/2029		1,380,000	1,396,003
CVS Health Corp 5.125% 2/21/2030		2,746,000	2,785,815
CVS Health Corp 5.125% 7/20/2045		1,500,000	1,349,327
CVS Health Corp 5.3% 6/1/2033		100,000	101,478
CVS Health Corp 5.875% 6/1/2053		70,000	67,706
CVS Health Corp 6.125% 9/15/2039		286,000	296,355
CVS Health Corp 6.25% 6/1/2027		100,000	101,925
CVS Health Corp 6.75% 12/10/2054 (e)		615,000	641,217
CVS Health Corp 7% 3/10/2055 (e)		1,570,000	1,635,806
CVS Health Corp equipment trust certificate 5.773% 1/10/2033 (p)		6,204	6,224
DaVita Inc 3.75% 2/15/2031 (p)		1,961,000	1,823,327
DaVita Inc 4.625% 6/1/2030 (p)		887,000	861,883
DaVita Inc 6.75% 7/15/2033 (p)		330,000	341,033
DaVita Inc 6.875% 9/1/2032 (p)		95,000	98,378
Elevance Health Inc 2.55% 3/15/2031		2,000,000	1,814,201
Elevance Health Inc 3.65% 12/1/2027		1,260,000	1,247,475
Elevance Health Inc 4.101% 3/1/2028		1,570,000	1,561,071
Elevance Health Inc 4.625% 5/15/2042		1,770,000	1,570,587
Elevance Health Inc 4.65% 1/15/2043		100,000	88,279
Elevance Health Inc 4.95% 11/1/2031		7,265,000	7,303,588
Elevance Health Inc 5.375% 6/15/2034		42,000	42,748
Elevance Health Inc 5.65% 6/15/2054		100,000	96,108
Elevance Health Inc 5.85% 1/15/2036		143,000	149,022
Encompass Health Corp 4.625% 4/1/2031		86,000	83,231
Encompass Health Corp 4.75% 2/1/2030		426,000	419,126
HCA Inc 2.375% 7/15/2031		775,000	687,633
HCA Inc 3.5% 7/15/2051		553,000	370,216
HCA Inc 3.5% 9/1/2030		2,744,000	2,607,332
HCA Inc 4.125% 6/15/2029		8,390,000	8,270,871
HCA Inc 4.5% 2/15/2027		709,000	708,716
HCA Inc 4.6% 11/15/2032		1,192,000	1,163,792
HCA Inc 4.9% 11/15/2035		460,000	445,223
HCA Inc 5.2% 6/1/2028		3,210,000	3,252,246
HCA Inc 5.25% 3/1/2030		405,000	411,988
HCA Inc 5.25% 6/15/2049		700,000	624,825
HCA Inc 5.3% 5/15/2036		1,430,000	1,413,940
HCA Inc 5.45% 4/1/2031		1,667,000	1,704,453
HCA Inc 5.45% 9/15/2034		278,000	280,731
HCA Inc 5.5% 6/15/2047		90,000	83,442
HCA Inc 5.6% 4/1/2034		510,000	522,144
HCA Inc 5.625% 9/1/2028		5,149,000	5,244,695
HCA Inc 5.7% 11/15/2055		1,148,000	1,078,731
HCA Inc 5.75% 3/1/2035		415,000	427,079
HCA Inc 5.9% 6/1/2053		100,000	96,342
HCA Inc 5.95% 9/15/2054		350,000	340,231
HCA Inc 6% 4/1/2054		110,000	107,534
HCA Inc 7.75% 7/15/2036		2,675,000	3,055,526
HealthEquity Inc 4.5% 10/1/2029 (p)		185,000	180,026
Humana Inc 5.375% 4/15/2031		200,000	203,135
Humana Inc 6.625% 9/15/2056 (e)		450,000	446,042
Icon Investments Six DAC 5.809% 5/8/2027		800,000	806,449
Kaiser Foundation Hospitals 2.81% 6/1/2041		5,570,000	4,091,782
Kaiser Foundation Hospitals 3.002% 6/1/2051		975,000	630,208
Laboratory Corp of America Holdings 4.35% 4/1/2030		127,000	125,569
LifePoint Health Inc 7% 5/1/2034 (p)		1,890,000	1,845,504
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050		290,000	188,281
Memorial Sloan-Kettering Cancer Center 5% 7/1/2042		350,000	334,386
Methodist Hospital/The 2.705% 12/1/2050		820,000	499,147
ModivCare Inc 10% 10/1/2029 pay-in-kind (l)(m)(p)(q)		1,115,100	11,151
Molina Healthcare Inc 3.875% 11/15/2030 (p)		70,000	64,786
Molina Healthcare Inc 3.875% 5/15/2032 (p)		110,000	98,641
Molina Healthcare Inc 6.25% 1/15/2033 (p)		1,295,000	1,294,886
Molina Healthcare Inc 6.5% 2/15/2031 (p)		200,000	202,809
New York and Presbyterian Hospital/The 4.024% 8/1/2045		600,000	489,291
NYU Langone Hospitals 4.368% 7/1/2047		810,000	689,922
OhioHealth Corp 2.297% 11/15/2031		8,505,000	7,557,473
Orlando Health Obligated Group 5.475% 10/1/2035		1,745,000	1,793,525
PeaceHealth Obligated Group 4.335% 11/15/2028		815,000	809,948
Piedmont Healthcare Inc 2.719% 1/1/2042		1,780,000	1,250,195
Piedmont Healthcare Inc 2.864% 1/1/2052		1,055,000	653,065
Providence St Joseph Health Obligated Group 2.532% 10/1/2029		790,000	737,389
Providence St Joseph Health Obligated Group 2.746% 10/1/2026		180,000	179,097
Quest Diagnostics Inc 4.625% 12/15/2029		4,830,000	4,846,834
Quest Diagnostics Inc 6.4% 11/30/2033		150,000	162,799
Sabra Health Care LP 3.2% 12/1/2031		8,620,000	7,829,223
Sentara Health 2.927% 11/1/2051		565,000	357,418
Stanford Health Care 3.027% 8/15/2051		680,000	441,307
Star Parent Inc 9% 10/1/2030 (p)		441,000	462,968
Sutter Health 4.091% 8/15/2048		780,000	623,353
Tenet Healthcare Corp 4.25% 6/1/2029		1,653,000	1,611,489
Tenet Healthcare Corp 4.375% 1/15/2030		450,000	435,448
Tenet Healthcare Corp 4.625% 6/15/2028		3,239,000	3,217,622
Tenet Healthcare Corp 5.125% 11/1/2027		2,220,000	2,221,982
Tenet Healthcare Corp 5.5% 11/15/2032 (p)		185,000	184,252
Tenet Healthcare Corp 6.125% 6/15/2030		798,000	805,436
Tenet Healthcare Corp 6.75% 5/15/2031		50,000	51,486
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,792,000	2,805,043
UnitedHealth Group Inc 2.75% 5/15/2040		955,000	705,258
UnitedHealth Group Inc 3.05% 5/15/2041		2,030,000	1,530,478
UnitedHealth Group Inc 3.25% 5/15/2051		3,742,000	2,515,225
UnitedHealth Group Inc 3.5% 8/15/2039		1,025,000	842,725
UnitedHealth Group Inc 3.75% 10/15/2047		32,000	24,119
UnitedHealth Group Inc 3.875% 8/15/2059		23,000	16,445
UnitedHealth Group Inc 3.95% 10/15/2042		17,000	13,979
UnitedHealth Group Inc 4.25% 4/15/2047		770,000	627,908
UnitedHealth Group Inc 4.25% 6/15/2048		575,000	465,628
UnitedHealth Group Inc 4.4% 6/15/2028		5,000,000	5,008,140
UnitedHealth Group Inc 4.5% 4/15/2033		4,285,000	4,190,391
UnitedHealth Group Inc 4.625% 11/15/2041		110,000	99,172
UnitedHealth Group Inc 4.75% 5/15/2052		2,540,000	2,182,075
UnitedHealth Group Inc 4.8% 1/15/2030		6,450,000	6,518,366
UnitedHealth Group Inc 5.05% 4/15/2053		195,000	174,439
UnitedHealth Group Inc 5.3% 2/15/2030		2,000,000	2,049,068
UnitedHealth Group Inc 5.5% 7/15/2044		4,505,000	4,413,900
UnitedHealth Group Inc 5.75% 7/15/2064		105,000	102,132
UnitedHealth Group Inc 5.8% 3/15/2036		820,000	862,655
UnitedHealth Group Inc 5.875% 2/15/2053		43,000	43,165
UPMC 5.035% 5/15/2033		800,000	804,789
UPMC 5.377% 5/15/2043		655,000	612,939
US Acute Care Solutions LLC 9.75% 5/15/2029 (p)		120,000	114,961
			229,107,327
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (p)		385,000	384,807
IQVIA Inc 5.7% 5/15/2028		3,150,000	3,204,275
IQVIA Inc 6.25% 6/1/2032 (p)		1,565,000	1,598,804
IQVIA Inc 6.5% 5/15/2030 (p)		60,000	61,544
			5,249,430
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 2.3% 3/12/2031		1,245,000	1,116,333
Charles River Laboratories International Inc 3.75% 3/15/2029 (p)		502,000	480,907
Charles River Laboratories International Inc 4.25% 5/1/2028 (p)		55,000	53,957
Illumina Inc 4.65% 9/9/2026		4,500,000	4,502,595
Thermo Fisher Scientific Inc 2.6% 10/1/2029		100,000	94,403
Thermo Fisher Scientific Inc 2.8% 10/15/2041		620,000	452,311
Thermo Fisher Scientific Inc 5.546% 2/12/2046		58,000	57,505
			6,758,011
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (p)		1,410,000	1,443,582
Bristol-Myers Squibb Co 2.35% 11/13/2040		407,000	285,533
Bristol-Myers Squibb Co 3.7% 3/15/2052		133,000	97,105
Bristol-Myers Squibb Co 3.9% 3/15/2062		74,000	53,090
Bristol-Myers Squibb Co 4.125% 6/15/2039		300,000	268,471
Bristol-Myers Squibb Co 4.25% 10/26/2049		137,000	111,238
Bristol-Myers Squibb Co 5.5% 2/22/2044		198,000	196,464
Bristol-Myers Squibb Co 5.55% 2/22/2054		389,000	378,945
Bristol-Myers Squibb Co 5.75% 2/1/2031		100,000	104,876
Elanco Animal Health Inc 6.65% 8/28/2028 (e)		1,693,000	1,737,118
Eli Lilly & Co 4% 10/15/2028		4,400,000	4,391,098
Eli Lilly & Co 4.6% 8/14/2034		3,166,000	3,130,364
Eli Lilly & Co 4.65% 5/20/2033		40,000	39,927
Eli Lilly & Co 4.7% 2/27/2033		172,000	173,075
Eli Lilly & Co 4.7% 2/9/2034		3,179,000	3,168,645
Eli Lilly & Co 4.85% 5/20/2036		46,000	45,688
Eli Lilly & Co 4.95% 2/27/2063		320,000	284,867
Eli Lilly & Co 5.6% 2/12/2065		35,000	34,442
Eli Lilly & Co 5.6% 5/20/2056		25,000	25,075
Eli Lilly & Co 5.7% 5/20/2066		20,000	20,095
Endo Finance Holdings LP 8.5% 4/15/2031 (p)		100,000	106,582
Haleon US Capital LLC 3.375% 3/24/2027		250,000	248,359
Haleon US Capital LLC 3.625% 3/24/2032		1,305,000	1,226,128
HLF Financing Sarl LLC / Herbalife International Inc 4.875% 6/1/2029 (p)		100,000	93,847
Jazz Securities DAC 4.375% 1/15/2029 (p)		95,000	93,255
Johnson & Johnson 3.4% 1/15/2038		181,000	157,466
Johnson & Johnson 4.5% 12/5/2043		136,000	126,194
Johnson & Johnson 4.8% 6/1/2029		243,000	247,751
LSF12 Pillar Investments US Inc 5.75% 5/15/2033 (p)	EUR	625,000	729,514
Merck & Co Inc 2.9% 12/10/2061		140,000	80,930
Merck & Co Inc 4% 3/7/2049		200,000	158,508
Merck & Co Inc 4.9% 5/17/2044		131,000	121,338
Merck & Co Inc 5.55% 12/4/2055		1,420,000	1,395,668
Merck & Co Inc 5.7% 12/4/2065		26,000	25,674
Merck & Co Inc 6.5% 12/1/2033 (q)		100,000	110,809
Merck & Co Inc 6.55% 9/15/2037		223,000	250,863
Mylan Inc 5.2% 4/15/2048		910,000	749,917
Novartis Capital Corp 2.2% 8/14/2030		100,000	91,450
Novartis Capital Corp 3.9% 11/5/2028		319,000	316,748
Novartis Capital Corp 4.4% 5/6/2044		117,000	102,838
Novartis Capital Corp 4.9% 3/18/2036		116,000	115,546
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (p)		670,000	661,823
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (p)		650,000	644,286
Perrigo Finance Unlimited Co 5.15% 6/15/2030 (q)		200,000	191,753
Perrigo Finance Unlimited Co 6.125% 9/30/2032		420,000	400,925
Pfizer Inc 2.625% 4/1/2030		53,000	49,632
Pfizer Inc 3.9% 3/15/2039		86,000	74,992
Pfizer Inc 4.3% 6/15/2043		117,000	101,027
Pfizer Inc 4.4% 5/15/2044		280,000	244,182
Pfizer Inc 4.875% 11/15/2035		13,000	12,856
Pfizer Inc 5.6% 9/15/2040		16,000	16,480
Pfizer Inc 7.2% 3/15/2039		100,000	116,965
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053		478,000	448,634
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063		106,000	97,756
Roche Holdings Inc 4.79% 3/8/2029 (p)		250,000	253,085
Royalty Pharma PLC 1.75% 9/2/2027		290,000	280,640
Royalty Pharma PLC 2.15% 9/2/2031		116,000	101,973
Royalty Pharma PLC 4.450% 3/25/2031		8,100,000	7,978,942
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,915,000	4,914,294
Utah Acquisition Sub Inc 5.25% 6/15/2046		695,000	583,711
Viatris Inc 2.3% 6/22/2027		120,000	117,091
Viatris Inc 3.85% 6/22/2040		12,410,000	9,698,347
Wyeth LLC 5.95% 4/1/2037		242,000	257,487
Wyeth LLC 6.5% 2/1/2034		225,000	247,789
Zoetis Inc 3% 9/12/2027		112,000	110,202
Zoetis Inc 4.15% 8/17/2028		6,100,000	6,065,958
Zoetis Inc 5.6% 11/16/2032		141,000	146,883
			56,356,796
TOTAL HEALTH CARE			371,357,734
Industrials - 0.6%
Aerospace & Defense - 0.3%
ATI Inc 4.875% 10/1/2029		70,000	69,223
ATI Inc 5.875% 12/1/2027		348,000	348,590
Axon Enterprise Inc 6.125% 3/15/2030 (p)		350,000	356,747
Axon Enterprise Inc 6.25% 3/15/2033 (p)		240,000	246,012
Boeing Co 2.25% 6/15/2026		810,000	809,378
Boeing Co 3.25% 2/1/2035		3,280,000	2,855,575
Boeing Co 3.375% 6/15/2046		1,375,000	964,996
Boeing Co 3.55% 3/1/2038		3,065,000	2,564,475
Boeing Co 3.6% 5/1/2034		1,235,000	1,115,082
Boeing Co 3.625% 2/1/2031		500,000	476,654
Boeing Co 3.9% 5/1/2049		1,785,000	1,329,164
Boeing Co 5.04% 5/1/2027		4,200,000	4,222,682
Boeing Co 5.15% 5/1/2030		11,323,000	11,502,910
Boeing Co 5.705% 5/1/2040		3,235,000	3,298,054
Boeing Co 5.805% 5/1/2050		865,000	856,339
Boeing Co 5.93% 5/1/2060		5,822,000	5,762,505
Boeing Co 6.259% 5/1/2027		524,000	532,377
Boeing Co 6.298% 5/1/2029		3,871,000	4,049,719
Boeing Co 6.388% 5/1/2031		1,648,000	1,758,067
Boeing Co 6.528% 5/1/2034		1,517,000	1,656,052
Boeing Co 6.875% 3/15/2039		136,000	152,179
Boeing Co 7.008% 5/1/2064		2,155,000	2,462,616
BWX Technologies Inc 4.125% 4/15/2029 (p)		352,000	340,968
BWX Technologies Inc 4.125% 6/30/2028 (p)		165,000	161,966
Carpenter Technology Corp 5.625% 3/1/2034 (p)		130,000	129,156
GE Aerospace 5.875% 1/14/2038		101,000	107,618
HEICO Corp 5.25% 8/1/2028		1,220,000	1,240,017
Hexcel Corp 4.9% 5/15/2031		440,000	438,976
Honeywell Aerospace Inc 3.9% 3/16/2028 (p)		64,000	63,475
Honeywell Aerospace Inc 4.3% 3/16/2031 (p)		1,885,000	1,856,972
Honeywell Aerospace Inc 4.6% 3/16/2033 (p)		1,526,000	1,503,523
Honeywell Aerospace Inc 4.95% 3/16/2036 (p)		4,670,000	4,619,362
Honeywell Aerospace Inc 5.732% 3/16/2056 (p)		775,000	775,301
Honeywell Aerospace Inc 5.852% 3/16/2066 (p)		17,000	17,125
Howmet Aerospace Inc 4.75% 4/15/2036		1,470,000	1,430,959
Howmet Aerospace Inc 4.85% 10/15/2031		4,900,000	4,932,621
Huntington Ingalls Industries Inc 5.353% 1/15/2030		5,600,000	5,709,064
L3Harris Technologies Inc 5.35% 6/1/2034		132,000	134,520
L3Harris Technologies Inc 5.4% 1/15/2027		3,030,000	3,054,665
L3Harris Technologies Inc 5.6% 7/31/2053		120,000	117,672
Lockheed Martin Corp 4.09% 9/15/2052		135,000	106,164
Lockheed Martin Corp 4.15% 6/15/2053		290,000	230,116
Lockheed Martin Corp 4.7% 5/15/2046		145,000	129,015
Moog Inc 5.5% 10/15/2034 (p)		65,000	64,396
Northrop Grumman Corp 4.03% 10/15/2047		143,000	113,806
Northrop Grumman Corp 4.75% 6/1/2043		545,000	496,238
Northrop Grumman Corp 4.95% 3/15/2053		74,000	66,215
Northrop Grumman Corp 5.25% 5/1/2050		75,000	70,354
RTX Corp 1.9% 9/1/2031		210,000	183,398
RTX Corp 2.25% 7/1/2030		5,050,000	4,625,477
RTX Corp 3.03% 3/15/2052		200,000	128,898
RTX Corp 3.75% 11/1/2046		30,000	22,993
RTX Corp 4.05% 5/4/2047		110,000	87,681
RTX Corp 4.5% 6/1/2042		138,000	123,361
RTX Corp 4.8% 12/15/2043		100,000	90,494
RTX Corp 5.15% 2/27/2033		335,000	341,707
RTX Corp 5.375% 2/27/2053		126,000	119,851
RTX Corp 6.4% 3/15/2054		100,000	109,265
RTX Corp 7.5% 9/15/2029		100,000	108,986
Textron Inc 2.45% 3/15/2031		3,245,000	2,932,773
Textron Inc 3% 6/1/2030		550,000	517,353
Textron Inc 4.95% 3/15/2036		925,000	902,308
TransDigm Inc 6% 1/15/2033 (p)		440,000	445,031
TransDigm Inc 6.125% 7/31/2034 (p)		45,000	44,814
TransDigm Inc 6.25% 1/31/2034 (p)		30,000	30,705
TransDigm Inc 6.375% 3/1/2029 (p)		695,000	708,646
TransDigm Inc 6.375% 5/31/2033 (p)		410,000	413,937
TransDigm Inc 6.625% 3/1/2032 (p)		815,000	838,254
TransDigm Inc 6.75% 1/31/2034 (p)		160,000	163,976
TransDigm Inc 6.75% 8/15/2028 (p)		100,000	101,250
TransDigm Inc 7.125% 12/1/2031 (p)		300,000	311,574
			88,652,392
Air Freight & Logistics - 0.0%
FedEx Corp 2.4% 5/15/2031		16,000	14,367
FedEx Corp 4.1% 2/1/2045		110,000	88,208
FedEx Corp 4.75% 11/15/2045		100,000	87,263
GXO Logistics Inc 6.25% 5/6/2029		800,000	827,390
Rand Parent LLC 8.5% 2/15/2030 (p)		130,000	133,961
			1,151,189
Building Products - 0.0%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (p)		95,000	92,550
Builders FirstSource Inc 4.25% 2/1/2032 (p)		910,000	837,234
Builders FirstSource Inc 5% 3/1/2030 (p)		220,000	214,402
Builders FirstSource Inc 6.375% 3/1/2034 (p)		185,000	184,842
Builders FirstSource Inc 6.75% 5/15/2035 (p)		265,000	267,639
Carlisle Cos Inc 2.2% 3/1/2032		1,890,000	1,634,952
Carrier Global Corp 2.7% 2/15/2031		67,000	61,587
Carrier Global Corp 5.9% 3/15/2034		2,586,000	2,729,020
Carrier Global Corp 6.2% 3/15/2054		392,000	418,635
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (p)		1,767,000	1,806,498
Griffon Corp 5.75% 3/1/2028		431,000	430,902
JELD-WEN Inc 4.875% 12/15/2027 (p)		542,000	445,348
JH North America Holdings Inc 6.125% 7/31/2032 (p)		225,000	225,530
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.9% 12/1/2032		71,000	71,294
Masterbrand Inc 7% 7/15/2032 (p)		320,000	319,405
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (p)		580,000	570,290
Owens Corning 3.95% 8/15/2029		1,405,000	1,381,105
Standard Building Solutions Inc 5.875% 3/15/2034 (p)		45,000	43,874
Standard Building Solutions Inc 6.25% 8/1/2033 (p)		440,000	440,666
Standard Building Solutions Inc 6.5% 8/15/2032 (p)		210,000	213,140
Standard Industries Inc/NY 3.375% 1/15/2031 (p)		407,000	370,500
Standard Industries Inc/NY 4.375% 7/15/2030 (p)		941,000	896,218
Standard Industries Inc/NY 4.75% 1/15/2028 (p)		3,618,000	3,600,490
			17,256,121
Commercial Services & Supplies - 0.0%
ACCO Brands Corp 4.25% 3/15/2029 (p)		462,000	425,256
ADT Security Corp/The 4.125% 8/1/2029 (p)		358,000	343,824
ADT Security Corp/The 4.875% 7/15/2032 (p)		493,000	466,826
Advocate Health & Hospitals Corp 3.387% 10/15/2049		510,000	361,584
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (p)		575,000	570,255
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (p)		625,000	639,007
Allied Universal Holdco LLC 7.875% 2/15/2031 (p)		100,000	104,550
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (p)		2,705,000	2,664,748
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (p)		720,000	709,677
Artera Services LLC 8.5% 2/15/2031 (p)		465,000	424,642
Clean Harbors Inc 5.125% 7/15/2029 (p)		60,000	59,679
Clean Harbors Inc 5.75% 10/15/2033 (p)		95,000	95,477
Clean Harbors Inc 6.375% 2/1/2031 (p)		160,000	162,646
CoreCivic Inc 8.25% 4/15/2029		125,000	130,307
GEO Group Inc/The 10.25% 4/15/2031		100,000	108,367
GEO Group Inc/The 8.625% 4/15/2029		145,000	151,198
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (p)		75,000	73,251
GFL Environmental Inc 4% 8/1/2028 (p)		365,000	356,938
GFL Environmental Inc 4.75% 6/15/2029 (p)		543,000	534,729
GFL Environmental Inc 6.75% 1/15/2031 (p)		1,272,000	1,313,377
Neptune Bidco US Inc 10.375% 5/15/2031 (p)		136,000	142,076
Neptune Bidco US Inc 9.29% 4/15/2029 (p)		185,000	189,126
Neptune Bidco US Inc 9.5% 2/15/2033 (p)		80,000	81,836
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (p)		425,000	416,718
Republic Services Inc 5% 11/15/2029		100,000	101,809
Republic Services Inc 5% 4/1/2034		80,000	80,707
Rollins Inc 5.25% 2/24/2035		2,660,000	2,657,302
VT Topco Inc 8.5% 8/15/2030 (p)		489,000	502,186
Waste Connections Inc 5% 3/1/2034		98,000	98,299
Waste Management Inc 2% 6/1/2029		276,000	257,502
Waste Management Inc 4.625% 2/15/2030		220,000	221,308
Waste Pro USA Inc 7% 2/1/2033 (p)		100,000	102,226
Williams Scotsman Inc 4.625% 8/15/2028 (p)		125,000	123,793
Williams Scotsman Inc 6.625% 4/15/2030 (p)		175,000	180,009
Williams Scotsman Inc 6.625% 6/15/2029 (p)		800,000	820,142
Williams Scotsman Inc 7.375% 10/1/2031 (p)		310,000	323,691
			15,995,068
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (p)		605,000	605,938
Dycom Industries Inc 4.5% 4/15/2029 (p)		447,000	439,124
Granite Construction Inc 6.375% 6/15/2034 (d)(p)		65,000	66,333
MasTec Inc 5.9% 6/15/2029		610,000	627,677
MasTec Inc 6.625% 8/15/2029 (p)		43,000	43,072
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (p)		900,000	941,663
Quanta Services Inc 4.5% 1/15/2031		415,000	411,123
Quanta Services Inc 4.75% 8/9/2027		1,040,000	1,043,982
Quanta Services Inc 5.25% 8/9/2034		479,000	484,395
			4,663,307
Electrical Equipment - 0.0%
EnerSys 4.375% 12/15/2027 (p)		31,000	30,794
EnerSys 6.625% 1/15/2032 (p)		230,000	236,562
Regal Rexnord Corp 6.05% 4/15/2028		500,000	511,233
Regal Rexnord Corp 6.4% 4/15/2033		49,000	51,926
Sensata Technologies BV 4% 4/15/2029 (p)		75,000	73,168
Solaris Energy Infrastructure LLC 6.375% 5/15/2031 (p)		713,000	724,158
WESCO Distribution Inc 5.25% 4/15/2031 (p)		385,000	381,348
WESCO Distribution Inc 5.5% 4/15/2034 (p)		290,000	287,891
WESCO Distribution Inc 6.375% 3/15/2029 (p)		855,000	874,172
WESCO Distribution Inc 6.375% 3/15/2033 (p)		320,000	328,807
WESCO Distribution Inc 6.625% 3/15/2032 (p)		1,105,000	1,139,854
WESCO Distribution Inc 7.25% 6/15/2028 (p)		550,000	550,980
			5,190,893
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (p)		73,000	71,541
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (p)		328,000	328,085
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (p)		170,000	171,190
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (p)		100,000	102,112
Burlington Northern Santa Fe LLC 3.55% 2/15/2050		325,000	235,864
Burlington Northern Santa Fe LLC 4.375% 9/1/2042		73,000	64,272
Burlington Northern Santa Fe LLC 4.45% 1/15/2053		100,000	83,027
Burlington Northern Santa Fe LLC 4.9% 4/1/2044		100,000	92,907
Burlington Northern Santa Fe LLC 5.2% 4/15/2054		1,082,000	1,006,143
Burlington Northern Santa Fe LLC 5.5% 3/15/2055		885,000	860,545
CSX Corp 4.75% 5/30/2042		225,000	207,034
CSX Corp 6.15% 5/1/2037		1,575,000	1,705,473
Fedex Freight Holding Co Inc 4.3% 3/15/2029 (p)		500,000	493,671
Fedex Freight Holding Co Inc 4.65% 3/15/2031 (p)		1,850,000	1,822,268
Fedex Freight Holding Co Inc 5.25% 3/15/2036 (p)		1,135,000	1,107,211
Genesee & Wyoming Inc 6.25% 4/15/2032 (p)		515,000	522,759
Norfolk Southern Corp 3.942% 11/1/2047		126,000	98,132
Norfolk Southern Corp 4.05% 8/15/2052		167,000	128,771
Uber Technologies Inc 4.15% 1/15/2031		2,356,000	2,304,350
Uber Technologies Inc 4.8% 9/15/2034		1,868,000	1,828,040
Uber Technologies Inc 4.8% 9/15/2035		2,938,000	2,860,762
Uber Technologies Inc 5.35% 9/15/2054		90,000	83,786
Union Pacific Corp 3.5% 2/14/2053		90,000	63,514
Union Pacific Corp 3.6% 9/15/2037		1,015,000	893,148
Union Pacific Corp 3.799% 4/6/2071		76,000	52,439
Union Pacific Corp 3.95% 8/15/2059		110,000	80,988
Union Pacific Corp 4.05% 11/15/2045		163,000	131,731
XPO Inc 6.25% 6/1/2028 (p)		168,000	170,101
XPO Inc 7.125% 2/1/2032 (p)		790,000	818,388
XPO Inc 7.125% 6/1/2031 (p)		1,020,000	1,052,670
			19,440,922
Industrial Conglomerates - 0.0%
3M Co 3.875% 6/15/2044		254,000	203,792
Honeywell International Inc 4.5% 1/15/2034		100,000	98,005
			301,797
Machinery - 0.2%
Allison Transmission Inc 3.75% 1/30/2031 (p)		296,000	277,254
Allison Transmission Inc 4.75% 10/1/2027 (p)		7,000	6,997
Allison Transmission Inc 5.875% 12/1/2033 (p)		225,000	225,630
Allison Transmission Inc 5.875% 6/1/2029 (p)		381,000	384,731
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (e)(p)		100,000	110,585
Caterpillar Financial Services Corp 4.4% 3/3/2028		249,000	249,800
Caterpillar Financial Services Corp 4.5% 5/15/2031		539,000	538,057
Caterpillar Inc 3.803% 8/15/2042		72,000	60,029
Chart Industries Inc 7.5% 1/1/2030 (p)		959,000	992,812
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (p)		5,000	5,066
Eaton Corp 3.85% 3/6/2028		200,000	198,474
Eaton Corp 4.15% 11/2/2042		73,000	63,047
Eaton Corp 4.8% 3/6/2036		915,000	900,141
Enpro Inc 6.125% 6/1/2033 (p)		135,000	137,444
Esab Corp 5.625% 4/1/2031 (p)		75,000	75,371
Esab Corp 6.25% 4/15/2029 (p)		388,000	395,007
Flowserve Corp 2.8% 1/15/2032		405,000	359,737
IDEX Corp 4.95% 9/1/2029		2,190,000	2,209,850
Ingersoll Rand Inc 5.7% 8/14/2033		122,000	126,740
Lsf12 Helix Parent LLC 7.125% 2/1/2033 (p)		775,000	759,433
Oregon Tool Lux LP 7.875% 10/15/2029 (l)(p)		298,350	95,845
Parker-Hannifin Corp 4.5% 9/15/2029		277,000	277,689
Pentair Finance Sarl 4.5% 7/1/2029		9,495,000	9,441,792
Stanley Black & Decker Inc 3% 5/15/2032		294,000	265,322
Terex Corp 5% 5/15/2029 (p)		210,000	208,171
Terex Corp 6.25% 10/15/2032 (p)		330,000	335,056
Trinity Industries Inc 7.75% 7/15/2028 (p)		325,000	333,147
Wabash National Corp 4.5% 10/15/2028 (p)		295,000	250,883
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026		1,490,000	1,483,956
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (q)		10,335,000	10,357,961
			31,126,027
Passenger Airlines - 0.0%
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031		283,511	272,040
American Airlines Inc 7.25% 2/15/2028 (p)		60,000	60,866
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (p)		2,790,520	2,787,422
Delta Air Lines 2020-1 Class A Pass Through Trust equipment trust certificate 2% 12/10/2029		204,696	198,167
JetBlue 2020-1 Class A Pass Through Trust 4% 5/15/2034		128,019	120,594
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (p)		370,000	340,341
JetBlue Airways Corp equipment trust certificate 2.75% 11/15/2033		1,251,321	1,101,039
Southwest Airlines Co 4.375% 11/15/2028		1,035,000	1,027,987
Southwest Airlines Co 5.125% 6/15/2027		5,340,000	5,372,818
Spirit Airlines Pass Through Trust 2015-1A equipment trust certificate 4.1% 10/1/2029		466,662	448,165
United Airlines 2014-2 Class B Pass Through Trust equipment trust certificate 3.75% 3/3/2028		132,694	132,400
United Airlines 2018-1 Class AA Pass Through Trust 3.5% 9/1/2031		709,691	687,610
United Airlines 2019-2 Class AA Pass Through Trust 2.7% 11/1/2033		352,918	322,021
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037		2,149,082	2,227,832
United Airlines 2024-1 Class A Pass Through Trust equipment trust certificate 5.45% 8/15/2038		578,883	592,508
United Airlines Holdings Inc 4.875% 3/1/2029		1,595,000	1,573,894
United Airlines Holdings Inc 5.375% 3/1/2031		1,580,000	1,562,647
United Airlines Inc 4.625% 4/15/2029 (p)		905,000	892,629
			19,720,980
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (p)		135,000	139,742
Booz Allen Hamilton Inc 3.875% 9/1/2028 (p)		146,000	142,880
CACI International Inc 6.375% 6/15/2033 (p)		175,000	178,976
Equifax Inc 2.35% 9/15/2031		250,000	220,603
Equifax Inc 4.8% 9/15/2029		4,000,000	4,013,551
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (p)		283,000	261,070
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (p)		100,000	92,044
Jacobs Solutions Inc 4.75% 3/3/2031		3,250,000	3,214,231
Leidos Inc 5% 3/15/2036		92,000	89,153
Leidos Inc 5.4% 3/15/2032		987,000	1,006,960
Paychex Inc 5.1% 4/15/2030		440,000	445,044
Paychex Inc 5.35% 4/15/2032		1,628,000	1,649,253
Paychex Inc 5.6% 4/15/2035		480,000	484,851
Science Applications International Corp 5.875% 11/1/2033 (p)		295,000	291,280
TriNet Group Inc 7.125% 8/15/2031 (p)		190,000	191,194
Verisk Analytics Inc 4.45% 3/15/2031		1,155,000	1,136,012
Verisk Analytics Inc 5.125% 3/15/2036		16,000	15,684
			13,572,528
Trading Companies & Distributors - 0.1%
Aircastle Ltd 6.5% 7/18/2028 (p)		1,100,000	1,135,536
Dcli Bidco LLC 7.75% 11/15/2029 (p)		1,075,000	1,105,847
EquipmentShare.com Inc 8% 3/15/2033 (p)		100,000	104,001
Ferguson Enterprises Inc 5% 10/3/2034		840,000	835,088
FTAI Aviation Investors LLC 5.875% 4/15/2033 (p)		130,000	129,151
FTAI Aviation Investors LLC 7% 5/1/2031 (p)		100,000	103,666
FTAI Aviation Investors LLC 7% 6/15/2032 (p)		165,000	170,472
FTAI Aviation Investors LLC 7.875% 12/1/2030 (p)		100,000	104,899
GATX Corp 6.05% 3/15/2034		41,000	43,214
Herc Holdings Inc 5.75% 3/15/2031 (p)		1,695,000	1,694,821
Herc Holdings Inc 6% 3/15/2034 (p)		245,000	243,463
Herc Holdings Inc 6.625% 6/15/2029 (p)		260,000	266,353
Herc Holdings Inc 7% 6/15/2030 (p)		1,306,000	1,357,029
Herc Holdings Inc 7.25% 6/15/2033 (p)		445,000	464,196
QXO Building Products Inc 6.75% 4/30/2032 (p)		130,000	132,464
Sumisho Air Lease Corp 2.1% 9/1/2028		100,000	94,455
Sumisho Air Lease Corp 3.125% 12/1/2030		123,000	113,781
Sumisho Air Lease Corp 4.4% 3/24/2028 (p)		1,834,000	1,824,819
Sumisho Air Lease Corp 4.5% 3/24/2029 (p)		1,816,000	1,804,955
Sumisho Air Lease Corp 4.85% 3/24/2031 (p)		10,276,000	10,181,956
Sumisho Air Lease Corp 5.3% 6/25/2026		3,000,000	3,001,804
Sumisho Air Lease Corp 5.85% 12/15/2027		970,000	987,592
United Rentals North America Inc 3.75% 1/15/2032		1,010,000	934,135
United Rentals North America Inc 3.875% 2/15/2031		300,000	283,698
United Rentals North America Inc 4% 7/15/2030		205,000	195,895
United Rentals North America Inc 4.875% 1/15/2028		1,800,000	1,800,374
United Rentals North America Inc 5.375% 11/15/2033 (p)		735,000	725,808
United Rentals North America Inc 6.125% 3/15/2034 (p)		1,220,000	1,252,066
			31,091,538
Transportation Infrastructure - 0.0%
Star Leasing Co LLC 7.625% 2/15/2030 (p)		3,060,000	2,965,401
TOTAL INDUSTRIALS			251,128,163
Information Technology - 1.0%
Communications Equipment - 0.0%
Cisco Systems Inc 5.05% 2/26/2034		186,000	188,614
Cisco Systems Inc 5.5% 1/15/2040		98,000	100,324
Cisco Systems Inc 5.5% 2/24/2055		16,000	15,690
Motorola Solutions Inc 4.6% 2/23/2028		1,075,000	1,078,906
Motorola Solutions Inc 5.4% 4/15/2034		1,875,000	1,904,042
Motorola Solutions Inc 5.6% 6/1/2032		128,000	132,401
Viasat Inc 5.625% 4/15/2027 (p)		100,000	99,868
			3,519,845
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 2.8% 2/15/2030		1,225,000	1,152,989
Amphenol Corp 5.05% 4/5/2027		100,000	100,784
Amphenol Corp 5.05% 4/5/2029		86,000	87,523
Amphenol Corp 5.25% 4/5/2034		112,000	114,329
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	140,000	165,004
Arrow Electronics Inc 5.15% 8/21/2029		4,000,000	4,041,890
Coherent Corp 5% 12/15/2029 (p)		943,000	933,384
Corning Inc 5.35% 11/15/2048		146,000	139,252
Corning Inc 5.75% 8/15/2040		131,000	134,129
Dell International LLC / EMC Corp 4.15% 2/15/2029		2,377,000	2,359,025
Dell International LLC / EMC Corp 4.5% 2/15/2031		4,704,000	4,663,008
Dell International LLC / EMC Corp 4.75% 10/6/2032		3,136,000	3,114,638
Dell International LLC / EMC Corp 5% 4/1/2030		1,750,000	1,772,715
Dell International LLC / EMC Corp 5.1% 2/15/2036		5,100,000	5,079,389
Dell International LLC / EMC Corp 5.4% 4/15/2034		113,000	115,560
Dell International LLC / EMC Corp 8.35% 7/15/2046		25,000	31,628
Flex Ltd 4.875% 5/12/2030		304,000	303,280
Ingram Micro Inc 4.75% 5/15/2029 (p)		657,000	645,740
Insight Enterprises Inc 6.625% 5/15/2032 (p)		395,000	401,245
Sensata Technologies Inc 3.75% 2/15/2031 (p)		121,000	113,483
Sensata Technologies Inc 4.375% 2/15/2030 (p)		235,000	228,977
Sensata Technologies Inc 6.625% 7/15/2032 (p)		600,000	621,403
TD SYNNEX Corp 1.75% 8/9/2026		6,930,000	6,894,970
TD SYNNEX Corp 4.3% 1/17/2029		3,305,000	3,272,233
TD SYNNEX Corp 6.1% 4/12/2034		300,000	315,164
TTM Technologies Inc 4% 3/1/2029 (p)		190,000	184,030
			36,985,772
IT Services - 0.3%
Accenture Capital Inc 4.25% 10/4/2031		3,330,000	3,279,916
Beignet Investor LLC 6.581% 5/30/2049 (p)		85,181,000	87,814,895
CDW LLC / CDW Finance Corp 3.25% 2/15/2029		125,000	119,252
CDW LLC / CDW Finance Corp 3.276% 12/1/2028		740,000	709,633
CDW LLC / CDW Finance Corp 5.1% 3/1/2030		5,670,000	5,660,574
Cogent Communications Group LLC / Cogent Finance Inc 6.5% 7/1/2032 (p)		100,000	92,239
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (p)		305,000	304,650
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (p)		75,000	74,797
CoreWeave Inc 9% 2/1/2031 (p)		925,000	937,876
CoreWeave Inc 9.25% 6/1/2030 (p)		1,335,000	1,362,004
CoreWeave Inc 9.75% 10/1/2031 (p)		2,030,000	2,093,890
Everforth Inc 4.625% 5/15/2028 (p)		70,000	64,824
Gartner Inc 3.625% 6/15/2029 (p)		4,548,000	4,318,506
Gartner Inc 3.75% 10/1/2030 (p)		5,315,000	4,891,158
Gartner Inc 4.5% 7/1/2028 (p)		3,654,000	3,607,042
Gartner Inc 4.95% 3/20/2031		3,300,000	3,206,907
Genpact Luxembourg SARL/Genpact USA Inc 6% 6/4/2029		2,875,000	2,945,778
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (p)		335,000	315,272
IBM Corporation 4.9% 7/27/2052		102,000	87,110
IBM Corporation 5.6% 11/30/2039		221,000	226,322
IBM International Capital Pte Ltd 4.9% 2/5/2034		151,000	149,915
Kyndryl Holdings Inc 6.35% 2/20/2034		43,000	41,217
			122,303,777
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology Inc 5.875% 10/1/2033 (p)		425,000	426,949
Analog Devices Inc 2.1% 10/1/2031		118,000	104,269
Analog Devices Inc 4.25% 6/15/2028		95,000	94,968
Broadcom Inc 1.95% 2/15/2028		1,620,000	1,559,633
Broadcom Inc 2.45% 2/15/2031		20,076,000	18,232,693
Broadcom Inc 2.6% 2/15/2033		6,229,000	5,429,149
Broadcom Inc 3.137% 11/15/2035 (p)		4,483,000	3,818,867
Broadcom Inc 3.187% 11/15/2036 (p)		3,757,000	3,142,910
Broadcom Inc 3.419% 4/15/2033		5,107,000	4,666,883
Broadcom Inc 3.469% 4/15/2034		3,174,000	2,856,533
Broadcom Inc 3.5% 2/15/2041		11,980,000	9,580,686
Broadcom Inc 4% 4/15/2029 (p)		2,785,000	2,752,487
Broadcom Inc 4.15% 11/15/2030		250,000	245,523
Broadcom Inc 4.2% 10/15/2030		2,000,000	1,970,010
Broadcom Inc 4.35% 2/15/2030		8,740,000	8,686,046
Broadcom Inc 4.6% 7/15/2030		2,650,000	2,651,873
Broadcom Inc 4.9% 7/15/2032		4,755,000	4,782,785
Broadcom Inc 4.926% 5/15/2037 (p)		195,000	189,476
Broadcom Inc 5.05% 4/15/2030		2,720,000	2,765,079
Broadcom Inc 5.05% 7/12/2027		237,000	239,361
Broadcom Inc 5.05% 7/12/2029		6,747,000	6,864,695
Broadcom Inc 5.2% 7/15/2035		268,000	269,605
Entegris Inc 3.625% 5/1/2029 (p)		259,000	247,406
Entegris Inc 4.375% 4/15/2028 (p)		175,000	172,553
Entegris Inc 5.95% 6/15/2030 (p)		888,000	897,164
Foundry JV Holdco LLC 5.5% 1/25/2031 (p)		2,675,000	2,740,754
Foundry JV Holdco LLC 6.1% 1/25/2036 (p)		402,000	422,441
Foundry JV Holdco LLC 6.15% 1/25/2032 (p)		1,600,000	1,682,721
Foundry JV Holdco LLC 6.25% 1/25/2035 (p)		1,125,000	1,189,644
Intel Corp 1.6% 8/12/2028		2,000,000	1,882,058
Intel Corp 2% 8/12/2031		1,166,000	1,017,965
Intel Corp 2.8% 8/12/2041		390,000	273,727
Intel Corp 3.15% 5/11/2027		414,000	409,940
Intel Corp 4.1% 5/11/2047		400,000	308,687
Intel Corp 4.25% 12/15/2042		105,000	87,264
Intel Corp 4.75% 3/25/2050		100,000	83,221
Intel Corp 4.9% 7/29/2045		123,000	107,653
Intel Corp 4.9% 8/5/2052		215,000	182,137
Intel Corp 5.05% 8/5/2062		47,000	39,464
Intel Corp 5.15% 2/21/2034		148,000	148,692
Intel Corp 5.7% 2/10/2053		116,000	110,234
KLA Corp 3.3% 3/1/2050		252,000	174,644
KLA Corp 4.65% 7/15/2032		130,000	130,460
KLA Corp 5% 3/15/2049		135,000	124,120
Marvell Technology Inc 4.75% 7/15/2030		145,000	145,456
Marvell Technology Inc 5.3% 4/15/2036		323,000	323,136
Marvell Technology Inc 5.45% 7/15/2035		351,000	359,141
Marvell Technology Inc 5.75% 2/15/2029		1,467,000	1,509,312
NVIDIA Corp 3.5% 4/1/2040		41,000	34,303
ON Semiconductor Corp 3.875% 9/1/2028 (p)		286,000	279,037
Qnity Electronics Inc 5.75% 8/15/2032 (p)		875,000	880,699
Qnity Electronics Inc 6.25% 8/15/2033 (p)		475,000	484,369
QUALCOMM Inc 4.3% 5/20/2047		66,000	54,727
QUALCOMM Inc 4.75% 5/20/2032		113,000	113,732
Synaptics Inc 4% 6/15/2029 (p)		325,000	311,360
Texas Instruments Inc 5% 3/14/2053		161,000	147,865
			98,406,566
Software - 0.4%
AppLovin Corp 5.125% 12/1/2029		4,640,000	4,694,043
AppLovin Corp 5.375% 12/1/2031		10,503,000	10,689,365
AppLovin Corp 5.95% 12/1/2054		972,000	933,240
Atlassian Corp 5.5% 5/15/2034		1,000,000	999,588
Cloud Software Group Inc 6.5% 3/31/2029 (p)		215,000	213,355
Cloud Software Group Inc 8.25% 6/30/2032 (p)		1,004,000	985,686
Cloud Software Group Inc 9% 9/30/2029 (p)		395,000	390,308
Crowdstrike Holdings Inc 3% 2/15/2029		145,000	138,270
Elastic NV 4.125% 7/15/2029 (p)		650,000	622,392
Ellucian Holdings Inc 6.5% 12/1/2029 (p)		115,000	113,474
Fair Isaac Corp 4% 6/15/2028 (p)		460,000	450,329
Fair Isaac Corp 6% 5/15/2033 (p)		380,000	376,314
Fiserv Funding ULC 3.5% 6/15/2032	EUR	285,000	323,504
Gen Digital Inc 6.25% 4/1/2033 (p)		625,000	622,631
Intuit Inc 1.35% 7/15/2027		200,000	193,823
Intuit Inc 1.65% 7/15/2030		10,000	8,890
Microsoft Corp 2.525% 6/1/2050		66,000	39,761
Microsoft Corp 2.675% 6/1/2060		211,000	118,372
Microsoft Corp 4% 2/12/2055		17,000	13,264
Microsoft Corp 5.2% 6/1/2039		325,000	336,530
NCR Voyix Corp 5% 10/1/2028 (p)		597,000	586,779
NCR Voyix Corp 5.125% 4/15/2029 (p)		260,000	254,566
Oracle Corp 2.3% 3/25/2028		1,500,000	1,435,990
Oracle Corp 2.95% 4/1/2030		2,380,000	2,197,055
Oracle Corp 3.6% 4/1/2040		200,000	148,301
Oracle Corp 3.6% 4/1/2050		540,000	337,527
Oracle Corp 3.65% 3/25/2041		255,000	186,733
Oracle Corp 3.8% 11/15/2037		1,020,000	827,229
Oracle Corp 3.95% 3/25/2051		1,175,000	771,846
Oracle Corp 4% 7/15/2046		105,000	73,036
Oracle Corp 4.1% 3/25/2061		429,000	272,974
Oracle Corp 4.125% 5/15/2045		1,125,000	800,304
Oracle Corp 4.2% 9/27/2029		8,000,000	7,798,336
Oracle Corp 4.375% 5/15/2055		1,356,000	929,611
Oracle Corp 4.45% 9/26/2030		1,788,000	1,733,574
Oracle Corp 4.8% 8/3/2028		12,400,000	12,399,545
Oracle Corp 4.8% 9/26/2032		3,182,000	3,057,618
Oracle Corp 4.95% 2/4/2031		1,893,000	1,861,474
Oracle Corp 5.2% 9/26/2035		4,515,000	4,300,036
Oracle Corp 5.35% 5/4/2033		85,000	83,664
Oracle Corp 5.375% 9/27/2054		31,000	24,855
Oracle Corp 5.7% 2/4/2036		5,739,000	5,638,424
Oracle Corp 5.875% 9/26/2045		1,674,000	1,497,117
Oracle Corp 5.95% 9/26/2055		4,950,000	4,328,513
Oracle Corp 6% 8/3/2055		3,530,000	3,095,210
Oracle Corp 6.1% 9/26/2065		3,128,000	2,700,095
Oracle Corp 6.125% 8/3/2065		1,194,000	1,034,405
Oracle Corp 6.5% 4/15/2038		346,000	354,447
Oracle Corp 6.55% 2/4/2046		2,942,000	2,836,653
Oracle Corp 6.7% 2/4/2056		6,449,000	6,211,105
Oracle Corp 6.85% 2/4/2066		2,749,000	2,633,246
RingCentral Inc 8.5% 8/15/2030 (p)		378,000	396,362
Roper Technologies Inc 1.75% 2/15/2031		200,000	173,457
Roper Technologies Inc 4.2% 9/15/2028		100,000	99,160
Roper Technologies Inc 4.45% 9/15/2030		385,000	379,387
Roper Technologies Inc 4.75% 2/15/2032		160,000	158,058
Roper Technologies Inc 4.9% 10/15/2034		630,000	608,550
Salesforce Inc 2.7% 7/15/2041		480,000	330,867
Salesforce Inc 4.5% 3/15/2028		7,387,000	7,393,596
Salesforce Inc 4.65% 3/15/2029		6,845,000	6,858,976
Salesforce Inc 4.9% 9/15/2031		6,631,000	6,634,639
Salesforce Inc 5.2% 3/15/2033		1,913,000	1,924,518
Salesforce Inc 5.55% 3/15/2036		3,121,000	3,143,331
Salesforce Inc 6.4% 3/15/2046		100,000	102,022
Salesforce Inc 6.55% 3/15/2056		1,220,000	1,243,809
Salesforce Inc 6.7% 3/15/2066		876,000	908,036
ServiceNow Inc 5.05% 5/15/2033		475,000	477,271
ServiceNow Inc 5.4% 5/15/2036		2,880,000	2,901,659
SS&C Technologies Inc 5.5% 9/30/2027 (p)		906,000	906,071
SS&C Technologies Inc 6.5% 6/1/2032 (p)		50,000	50,445
Synopsys Inc 4.65% 4/1/2028		226,000	226,827
Synopsys Inc 4.85% 4/1/2030		7,000,000	7,039,640
Synopsys Inc 5% 4/1/2032		3,700,000	3,722,955
Synopsys Inc 5.7% 4/1/2055		750,000	731,195
UKG Inc 6.875% 2/1/2031 (p)		710,000	697,732
VMware LLC 1.8% 8/15/2028		2,360,000	2,231,043
Workday Inc 3.5% 4/1/2027		405,000	402,307
Workday Inc 3.7% 4/1/2029		1,110,000	1,081,913
			143,497,233
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 1.2% 2/8/2028		47,000	44,825
Apple Inc 2.375% 2/8/2041		906,000	645,432
Apple Inc 2.65% 2/8/2051		639,000	391,883
Apple Inc 2.7% 8/5/2051		872,000	539,235
Apple Inc 2.8% 2/8/2061		112,000	64,714
Apple Inc 3.45% 2/9/2045		293,000	225,551
Apple Inc 3.75% 11/13/2047		29,000	22,602
Apple Inc 3.85% 5/4/2043		1,638,000	1,365,135
Apple Inc 4.1% 8/8/2062		92,000	71,199
Apple Inc 4.375% 5/13/2045		100,000	87,865
Hewlett Packard Enterprise Co 4.85% 10/15/2031		95,000	94,883
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (e)		38,000	38,978
HP Inc 2.65% 6/17/2031		246,000	221,196
Seagate Data Storage Technology Pte Ltd 3.125% 7/15/2029 (p)		64,000	58,606
Seagate Data Storage Technology Pte Ltd 4.091% 6/1/2029 (p)		111,000	108,792
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (p)		106,000	101,230
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (p)		90,000	91,716
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (p)		748,000	779,513
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (p)		12,000	12,547
Seagate Data Storage Technology Pte Ltd 9.625% 12/1/2032 (p)		120,000	133,292
Xerox Corp 10.25% 10/15/2030 (p)		98,000	85,789
Xerox Holdings Corp 8.875% 11/30/2029 (p)		180,000	81,000
			5,265,983
TOTAL INFORMATION TECHNOLOGY			409,979,176
Materials - 0.3%
Chemicals - 0.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (e)(p)		165,915	132,732
Air Products and Chemicals Inc 4.85% 2/8/2034		104,000	104,190
Avient Corp 6.25% 11/1/2031 (p)		35,000	35,506
Avient Corp 7.125% 8/1/2030 (p)		342,000	347,982
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (p)		360,000	374,820
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (p)		175,000	174,647
Axalta Coating Systems LLC 3.375% 2/15/2029 (p)		345,000	329,323
Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 6.5% 6/15/2033 (r)	EUR	100,000	118,170
Celanese US Holdings LLC 6.5% 4/15/2030		135,000	138,443
Celanese US Holdings LLC 6.75% 4/15/2033		195,000	201,177
Celanese US Holdings LLC 7% 2/15/2031		665,000	689,227
Celanese US Holdings LLC 7.35% 11/15/2028 (e)		2,810,000	2,930,316
Celanese US Holdings LLC 7.375% 2/15/2034		1,085,000	1,133,225
Celanese US Holdings LLC 7.379% 7/15/2032 (e)		400,000	420,392
Celanese US Holdings LLC 7.55% 11/15/2030 (e)		3,406,000	3,622,892
Celanese US Holdings LLC 7.7% 11/15/2033 (e)		1,991,000	2,138,153
CF Industries Inc 4.95% 6/1/2043		209,000	190,149
CF Industries Inc 5.15% 3/15/2034		36,000	35,914
CF Industries Inc 5.3% 11/26/2035		1,640,000	1,636,539
Chemours Co/The 4.625% 11/15/2029 (p)		190,000	182,342
Chemours Co/The 5.75% 11/15/2028 (p)		251,000	250,551
Chemours Co/The 7.875% 3/15/2034 (p)		140,000	142,008
Dow Chemical Co/The 3.6% 11/15/2050		447,000	297,612
Dow Chemical Co/The 4.25% 10/1/2034		101,000	92,765
Dow Chemical Co/The 4.8% 5/15/2049		11,000	8,821
Dow Chemical Co/The 5.25% 11/15/2041		110,000	99,688
Dow Chemical Co/The 5.55% 11/30/2048		10,000	8,881
Dow Chemical Co/The 5.95% 3/15/2055		1,933,000	1,801,391
Dow Chemical Co/The 9.4% 5/15/2039		182,000	235,970
DuPont de Nemours Inc 4.725% 11/15/2028 (p)		2,423,000	2,428,558
DuPont de Nemours Inc 4.725% 11/15/2028		131,000	131,388
DuPont de Nemours Inc 5.319% 11/15/2038		101,000	99,866
Eastman Chemical Co 4.5% 2/20/2031		63,000	61,858
Ecolab Inc 1.3% 1/30/2031		76,000	65,657
Ecolab Inc 4.6% 6/15/2029		3,810,000	3,826,856
Ecolab Inc 4.8% 6/15/2031		5,665,000	5,710,297
EIDP Inc 4.8% 5/15/2033		255,000	251,819
Element Solutions Inc 3.875% 9/1/2028 (p)		186,000	180,900
FMC Corp 3.45% 10/1/2029		100,000	91,488
FMC Corp 8% 6/1/2031 (d)(p)		1,289,000	1,347,058
International Flavors & Fragrances Inc 2.3% 11/1/2030 (p)		3,430,000	3,084,370
International Flavors & Fragrances Inc 4.45% 9/26/2028		139,000	138,445
LSB Industries Inc 6.25% 10/15/2028 (p)		85,000	85,079
LYB International Finance III LLC 3.625% 4/1/2051		678,000	449,589
LYB International Finance III LLC 3.8% 10/1/2060		100,000	63,836
LYB International Finance III LLC 4.2% 10/15/2049		2,134,000	1,563,859
LYB International Finance III LLC 5.625% 5/15/2033		100,000	101,350
LYB International Finance III LLC 5.875% 1/15/2036		3,736,000	3,788,343
LyondellBasell Industries NV 4.625% 2/26/2055		356,000	276,159
Methanex US Operations Inc 6.25% 3/15/2032 (p)		155,000	159,612
Olin Corp 5.625% 8/1/2029		100,000	99,372
Olin Corp 6.625% 4/1/2033 (p)		115,000	114,156
Olympus Water US Holding Corp 6.125% 2/15/2033 (r)	EUR	100,000	116,120
Olympus Water US Holding Corp 6.75% 8/1/2032 (p)		275,000	268,489
Scih Salt Hldgs Inc 6.625% 5/1/2029 (p)		155,000	153,384
Scotts Miracle-Gro Co/The 4% 4/1/2031		2,921,000	2,717,441
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		695,000	646,393
Scotts Miracle-Gro Co/The 4.5% 10/15/2029		615,000	599,487
Scotts Miracle-Gro Co/The 5.25% 12/15/2026		59,000	58,916
Sherwin-Williams Co/The 4% 12/15/2042		439,000	355,099
Solstice Advanced Materials Inc 5.625% 9/30/2033 (p)		1,125,000	1,112,245
Westlake Corp 2.875% 8/15/2041		107,000	73,797
WR Grace Holdings LLC 5.625% 8/15/2029 (p)		70,000	67,040
WR Grace Holdings LLC 6.625% 8/15/2032 (p)		260,000	257,993
WR Grace Holdings LLC 7% 8/1/2033 (p)		65,000	64,478
WR Grace Holdings LLC 7.375% 3/1/2031 (p)		195,000	196,159
			48,680,782
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028		3,000,000	3,008,046
Amrize Finance US LLC 4.95% 4/7/2030		8,000,000	8,068,019
Global Infrastructure Solutions Inc 5.625% 6/1/2029 (p)		633,000	632,061
Knife River Corp 7.75% 5/1/2031 (p)		357,000	370,636
Martin Marietta Materials Inc 2.4% 7/15/2031		1,139,000	1,023,371
Martin Marietta Materials Inc 5.15% 12/1/2034		1,445,000	1,453,624
Quikrete Holdings Inc 6.375% 3/1/2032 (p)		2,395,000	2,438,742
Quikrete Holdings Inc 6.75% 3/1/2033 (p)		240,000	243,450
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (p)		595,000	596,609
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (p)		235,000	247,727
VM Consolidated Inc 5.5% 4/15/2029 (p)		160,000	137,903
Vulcan Materials Co 4.7% 3/1/2048		30,000	26,103
			18,246,291
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 5.1% 3/17/2030		500,000	506,361
Amcor Flexibles North America Inc 5.5% 3/17/2035		65,000	66,022
AptarGroup Inc 4.75% 3/30/2031		1,350,000	1,338,567
Ardagh Group SA 12% 12/1/2030 pay-in-kind (p)(q)		939,000	872,378
Ardagh Group SA 9.5% 12/1/2030 (p)		298,000	318,164
Ardagh Group SA 9.5% 12/1/2030 (r)		83,000	88,616
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (p)		200,000	192,077
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (p)		150,000	142,275
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (p)		145,000	146,118
Ball Corp 2.875% 8/15/2030		60,000	54,582
Ball Corp 3.125% 9/15/2031		295,000	266,845
Ball Corp 5.5% 9/15/2033		1,360,000	1,366,128
Ball Corp 6% 6/15/2029		2,264,000	2,301,734
Berry Global Inc 5.5% 4/15/2028		4,810,000	4,888,343
Berry Global Inc 5.65% 1/15/2034		2,000,000	2,045,027
Berry Global Inc 5.8% 6/15/2031		6,820,000	7,095,428
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (p)		1,130,000	1,086,158
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (p)		180,000	176,971
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (p)		1,935,000	1,859,230
Crown Americas LLC 5.875% 6/1/2033		315,000	316,792
Graphic Packaging International LLC 3.5% 3/1/2029 (p)		175,000	166,189
Graphic Packaging International LLC 3.75% 2/1/2030 (p)		115,000	107,857
Graphic Packaging International LLC 6.375% 7/15/2032 (p)		380,000	383,177
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (p)		467,000	471,678
Mauser Packaging Solutions Holding Co 9.25% 4/15/2030 (p)		100,000	95,815
Owens-Brockway Glass Container Inc 9.5% 6/1/2033 (p)		100,000	103,135
Packaging Corp of America 3.05% 10/1/2051		108,000	69,658
Sonoco Products Co 3.125% 5/1/2030		802,000	755,031
Sword Purchaser LLC 10.5% 4/15/2034 (p)		100,000	104,135
TriMas Corp 4.125% 4/15/2029 (p)		266,000	255,535
WRKCo Inc 4.2% 6/1/2032		44,000	42,233
			27,682,259
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (p)		110,000	107,311
Alumina Pty Ltd 6.375% 9/15/2032 (p)		470,000	482,234
Arsenal AIC Parent LLC 11.5% 10/1/2031 (p)		995,000	1,074,229
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (p)		162,000	161,959
Cleveland-Cliffs Inc 4.625% 3/1/2029 (p)		84,000	81,406
Cleveland-Cliffs Inc 6.75% 4/15/2030 (p)		270,000	271,341
Cleveland-Cliffs Inc 6.875% 11/1/2029 (p)		1,060,000	1,083,817
Cleveland-Cliffs Inc 7.375% 5/1/2033 (p)		510,000	523,809
Coeur Mining Inc 6.875% 4/1/2032 (p)		515,000	533,447
Commercial Metals Co 3.875% 2/15/2031		170,000	158,720
Commercial Metals Co 4.375% 3/15/2032		80,000	75,371
Commercial Metals Co 5.75% 11/15/2033 (p)		585,000	585,441
Commercial Metals Co 6% 12/15/2035 (p)		295,000	295,551
Freeport-McMoRan Inc 4.125% 3/1/2028		960,000	953,345
Freeport-McMoRan Inc 4.375% 8/1/2028		6,105,000	6,075,595
Freeport-McMoRan Inc 4.625% 8/1/2030		824,000	821,230
Freeport-McMoRan Inc 5.25% 9/1/2029		305,000	307,756
Kaiser Aluminum Corp 5.875% 3/1/2034 (p)		110,000	109,478
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034		9,971,000	10,269,132
Novelis Corp 3.875% 8/15/2031 (p)		212,000	192,821
Novelis Corp 4.75% 1/30/2030 (p)		350,000	337,817
Novelis Corp 6.375% 8/15/2033 (p)		275,000	277,681
Novelis Corp 6.875% 1/30/2030 (p)		745,000	765,500
Nucor Corp 2.7% 6/1/2030		1,090,000	1,017,775
Nucor Corp 4.65% 6/1/2030		105,000	105,629
Reliance Inc 2.15% 8/15/2030		2,150,000	1,939,513
Steel Dynamics Inc 3.45% 4/15/2030		8,400,000	8,044,198
United States Steel Corp 6.875% 3/1/2029		167,000	167,654
			36,819,760
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (p)		100,000	96,595
TOTAL MATERIALS			131,525,687
Real Estate - 0.7%
Diversified REITs - 0.1%
Broadstone Net Lease LLC 5% 11/1/2032		1,465,000	1,444,792
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032		2,890,000	2,594,432
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031		1,472,000	1,392,058
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033		43,000	42,250
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036		280,000	274,870
GLP Capital LP / GLP Financing II Inc 5.75% 11/1/2037		480,000	473,018
GLP Capital LP / GLP Financing II Inc 5.75% 6/1/2028		2,800,000	2,839,122
Piedmont Operating Partnership LP 2.75% 4/1/2032		1,374,000	1,168,084
Piedmont Operating Partnership LP 5.625% 1/15/2033		33,000	32,737
Store Capital LLC 2.75% 11/18/2030		1,957,000	1,765,543
Store Capital LLC 4.625% 3/15/2029		2,475,000	2,452,667
Store Capital LLC 5.4% 4/30/2030		291,000	293,760
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (p)		100,000	99,681
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (p)		485,000	508,448
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (p)		461,000	448,553
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (p)		305,000	292,720
Vici Properties LP / Vici Note Co Inc 4.5% 1/15/2028 (p)		94,000	93,440
VICI Properties LP 4.75% 2/15/2028		5,671,000	5,678,733
VICI Properties LP 4.75% 4/1/2028		1,384,000	1,383,943
VICI Properties LP 4.95% 2/15/2030		7,365,000	7,366,378
VICI Properties LP 5.125% 5/15/2032		5,918,000	5,873,016
VICI Properties LP 5.75% 4/1/2034		855,000	872,063
Vornado Realty LP 2.15% 6/1/2026		1,762,000	1,762,000
Vornado Realty LP 3.4% 6/1/2031		6,373,000	5,823,169
WP Carey Inc 2.25% 4/1/2033		3,969,000	3,324,212
WP Carey Inc 2.4% 2/1/2031		2,070,000	1,860,302
WP Carey Inc 3.75% 5/10/2035	EUR	1,440,000	1,623,955
			51,783,946
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033		1,145,000	930,837
Alexandria Real Estate Equities Inc 2% 5/18/2032		58,000	48,823
Alexandria Real Estate Equities Inc 2.75% 12/15/2029		1,990,000	1,857,537
Alexandria Real Estate Equities Inc 2.95% 3/15/2034		1,105,000	939,089
Alexandria Real Estate Equities Inc 3.375% 8/15/2031		190,000	175,434
Alexandria Real Estate Equities Inc 4.5% 7/30/2029		118,000	116,809
Alexandria Real Estate Equities Inc 4.7% 7/1/2030		1,600,000	1,589,127
Alexandria Real Estate Equities Inc 5.25% 3/15/2036		4,748,000	4,661,475
Alexandria Real Estate Equities Inc 5.5% 10/1/2035		4,423,000	4,422,872
Diversified Healthcare Trust 4.375% 3/1/2031		325,000	296,096
Diversified Healthcare Trust 4.75% 2/15/2028		2,292,000	2,240,221
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,715,000	1,615,601
Healthcare Realty Holdings LP 3.625% 1/15/2028		1,692,000	1,662,807
Healthpeak OP LLC 3% 1/15/2030		1,625,000	1,533,027
Healthpeak OP LLC 4.75% 1/15/2033		98,000	96,165
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	100,000	113,208
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,075,000	770,195
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,375,000	1,342,182
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (p)		75,000	78,089
Omega Healthcare Investors Inc 3.25% 4/15/2033		5,599,000	4,962,893
Omega Healthcare Investors Inc 3.375% 2/1/2031		2,782,000	2,584,038
Omega Healthcare Investors Inc 3.625% 10/1/2029		7,647,000	7,348,920
Omega Healthcare Investors Inc 4.75% 1/15/2028		7,569,000	7,580,139
Ventas Realty LP 3% 1/15/2030		158,000	149,074
Ventas Realty LP 3.85% 4/1/2027		500,000	497,999
Ventas Realty LP 4.75% 11/15/2030		13,000,000	13,026,873
Ventas Realty LP 5.625% 7/1/2034		233,000	240,243
Welltower OP LLC 2.7% 2/15/2027		2,590,000	2,564,551
Welltower OP LLC 2.75% 1/15/2031		8,965,000	8,261,386
Welltower OP LLC 4.5% 7/1/2030		2,300,000	2,291,474
			73,997,184
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (p)		1,025,000	1,001,131
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (p)		180,000	184,294
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (p)		100,000	98,200
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (p)		85,000	84,326
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (p)		1,925,000	1,973,816
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (p)		165,000	169,722
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (p)		394,000	402,637
Service Properties Trust 4.375% 2/15/2030		100,000	90,136
			4,004,262
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		894,000	815,139
LXP Industrial Trust 6.75% 11/15/2028		113,000	117,707
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	265,000	302,568
Prologis LP 1.75% 2/1/2031		181,000	159,228
Prologis LP 1.75% 7/1/2030		143,000	128,098
Prologis LP 2.125% 10/15/2050		43,000	23,083
Prologis LP 3% 4/15/2050		150,000	99,018
Prologis LP 4.75% 6/15/2033		165,000	163,670
Prologis LP 4.9% 6/15/2036		4,375,000	4,288,898
Prologis LP 5.125% 1/15/2034		198,000	200,181
			6,297,590
Office REITs - 0.0%
Boston Properties LP 6.5% 1/15/2034		111,000	117,669
COPT Defense Properties LP 2% 1/15/2029		600,000	561,542
COPT Defense Properties LP 2.75% 4/15/2031		6,209,000	5,633,594
COPT Defense Properties LP 2.9% 12/1/2033		490,000	417,725
COPT Defense Properties LP 4.5% 10/15/2030		916,000	899,876
Cousins Properties LP 4.875% 3/1/2033		81,000	78,884
Highwoods Realty LP 5.35% 1/15/2033		10,000	9,952
Hudson Pacific Properties LP 3.95% 11/1/2027		750,000	728,702
Hudson Pacific Properties LP 4.65% 4/1/2029		10,503,000	9,866,500
Hudson Pacific Properties LP 5.95% 2/15/2028		400,000	396,201
			18,710,645
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		5,608,000	5,472,364
Brandywine Operating Partnership LP 4.55% 10/1/2029		1,707,000	1,601,017
Brandywine Operating Partnership LP 8.3% 3/15/2028		6,570,000	6,816,401
Brandywine Operating Partnership LP 8.875% 4/12/2029		4,381,000	4,621,035
Essex Portfolio LP 1.7% 3/1/2028		515,000	490,762
Essex Portfolio LP 3.625% 5/1/2027		100,000	99,417
Essex Portfolio LP 5.5% 4/1/2034		684,000	697,113
Extra Space Storage LP 2.2% 10/15/2030		2,162,000	1,942,514
Extra Space Storage LP 3.9% 4/1/2029		610,000	599,080
Extra Space Storage LP 5.5% 7/1/2030		73,000	74,864
Five Point Operating Co LP 8% 10/1/2030 (p)		370,000	379,444
Host Hotels & Resorts LP 2.9% 12/15/2031		840,000	750,538
Host Hotels & Resorts LP 3.5% 9/15/2030		1,750,000	1,651,031
Host Hotels & Resorts LP 5.7% 6/15/2032		253,000	259,502
Host Hotels & Resorts LP 5.7% 7/1/2034		750,000	765,763
Howard Hughes Corp/The 4.125% 2/1/2029 (p)		300,000	289,716
Howard Hughes Corp/The 4.375% 2/1/2031 (p)		255,000	239,679
Howard Hughes Corp/The 5.875% 3/1/2032 (p)		300,000	294,762
Howard Hughes Corp/The 6.125% 3/1/2034 (p)		300,000	293,133
Kennedy-Wilson Inc 7% 6/1/2031 (p)		555,000	567,955
Kennedy-Wilson Inc 7.25% 6/1/2033 (p)		330,000	335,474
Mid-America Apartments LP 4.65% 1/15/2033		67,000	66,116
Tanger Properties LP 2.75% 9/1/2031		4,140,000	3,699,403
Tanger Properties LP 3.125% 9/1/2026		3,497,000	3,487,363
Taylor Morrison Communities Inc 5.125% 8/1/2030 (p)		1,250,000	1,237,577
Taylor Morrison Communities Inc 5.75% 1/15/2028 (p)		95,000	95,921
Taylor Morrison Communities Inc 5.75% 11/15/2032 (p)		230,000	231,116
			37,059,060
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		704,000	622,815
American Homes 4 Rent LP 3.375% 7/15/2051		1,089,000	727,049
American Homes 4 Rent LP 3.625% 4/15/2032		2,835,000	2,638,663
American Homes 4 Rent LP 4.95% 6/15/2030		116,000	116,521
AvalonBay Communities Inc 3.9% 10/15/2046		35,000	27,488
Camden Property Trust 3.15% 7/1/2029		304,000	291,820
ERP Operating LP 3.5% 3/1/2028		100,000	98,464
ERP Operating LP 4.95% 6/15/2032		81,000	81,679
Invitation Homes Operating Partnership LP 2% 8/15/2031		1,731,000	1,490,927
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		4,260,000	4,052,366
Invitation Homes Operating Partnership LP 4.95% 1/15/2033		1,870,000	1,845,154
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		143,000	145,298
Sun Communities Operating LP 2.3% 11/1/2028		1,550,000	1,470,957
Sun Communities Operating LP 2.7% 7/15/2031		11,527,000	10,380,936
UDR Inc 5.125% 9/1/2034		515,000	513,083
			24,503,220
Retail REITs - 0.2%
Brixmor Operating Partnership LP 2.25% 4/1/2028		3,700,000	3,553,635
Brixmor Operating Partnership LP 2.5% 8/16/2031		4,020,000	3,590,175
Brixmor Operating Partnership LP 4.05% 7/1/2030		12,288,000	11,962,563
Brixmor Operating Partnership LP 4.125% 5/15/2029		6,724,000	6,635,135
Brixmor Operating Partnership LP 5.75% 2/15/2035		145,000	150,125
Kimco Realty OP LLC 1.9% 3/1/2028		3,540,000	3,398,701
Kimco Realty OP LLC 3.2% 4/1/2032		1,340,000	1,237,745
Kimco Realty OP LLC 4.6% 2/1/2033		3,535,000	3,488,648
Kimco Realty OP LLC 6.4% 3/1/2034		39,000	42,402
Kite Realty Group Trust 4.75% 9/15/2030		10,799,000	10,810,439
NNN REIT Inc 3.5% 4/15/2051		310,000	216,580
NNN REIT Inc 4.3% 10/15/2028		100,000	99,608
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		1,338,000	1,311,765
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		1,063,000	1,101,001
Realty Income Corp 2.7% 2/15/2032		7,532,000	6,722,610
Realty Income Corp 2.85% 12/15/2032		580,000	514,722
Realty Income Corp 3.1% 12/15/2029		6,235,000	5,934,745
Realty Income Corp 3.375% 6/20/2031	EUR	215,000	248,025
Realty Income Corp 3.4% 1/15/2028		3,460,000	3,408,948
Realty Income Corp 3.4% 1/15/2030		1,460,000	1,401,350
Realty Income Corp 3.65% 1/15/2028		153,000	151,437
Realty Income Corp 4.5% 2/1/2033		101,000	98,576
Simon Property Group LP 2.45% 9/13/2029		1,975,000	1,851,142
Simon Property Group LP 3.25% 9/13/2049		168,000	115,623
Simon Property Group LP 4.375% 10/1/2030		132,000	130,930
Simon Property Group LP 4.75% 9/26/2034		41,000	40,122
Simon Property Group LP 6.25% 1/15/2034		144,000	155,098
			68,371,850
Specialized REITs - 0.0%
American Tower Corp 2.7% 4/15/2031		2,270,000	2,067,436
American Tower Corp 2.9% 1/15/2030		1,255,000	1,181,479
American Tower Corp 3.625% 5/30/2032	EUR	420,000	491,355
American Tower Corp 4.7% 12/15/2032		833,000	822,098
American Tower Corp 4.9% 3/15/2030		1,235,000	1,246,269
American Tower Corp 5.45% 2/15/2034		355,000	362,178
American Tower Corp 5.9% 11/15/2033		2,750,000	2,887,153
Crown Castle Inc 2.1% 4/1/2031		1,000,000	879,202
Crown Castle Inc 2.5% 7/15/2031		889,000	791,730
Crown Castle Inc 2.9% 3/15/2027		125,000	123,630
Crown Castle Inc 5.6% 6/1/2029		100,000	102,505
CubeSmart LP 2.25% 12/15/2028		865,000	818,140
CubeSmart LP 4.375% 2/15/2029		100,000	99,321
Equinix Inc 2.5% 5/15/2031		100,000	89,713
Equinix Inc 3.4% 2/15/2052		30,000	20,387
Iron Mountain Inc 4.5% 2/15/2031 (p)		44,000	42,020
Iron Mountain Inc 4.75% 1/15/2034 (r)	EUR	100,000	113,409
Iron Mountain Inc 4.875% 9/15/2027 (p)		566,000	563,975
Iron Mountain Inc 4.875% 9/15/2029 (p)		268,000	263,322
Iron Mountain Inc 5% 7/15/2028 (p)		395,000	393,932
Iron Mountain Inc 5.25% 3/15/2028 (p)		248,000	248,023
Iron Mountain Inc 5.25% 7/15/2030 (p)		85,000	84,081
Iron Mountain Inc 6.25% 1/15/2033 (p)		35,000	35,544
Millrose Properties Inc 6.375% 8/1/2030 (p)		225,000	228,098
Public Storage Operating Co 4.375% 7/1/2030		165,000	164,140
Public Storage Operating Co 5.1% 8/1/2033		171,000	174,190
SBA Communications Corp 3.125% 2/1/2029		931,000	892,890
SBA Communications Corp 3.875% 2/15/2027		55,000	54,556
Weyerhaeuser Co 4% 11/15/2029		1,485,000	1,454,702
			16,695,478
TOTAL REAL ESTATE			301,423,235
Utilities - 1.2%
Electric Utilities - 0.9%
AEP Texas Inc 3.95% 6/1/2028		2,005,000	1,984,343
AEP Texas Inc 5.2% 4/15/2036		967,000	951,582
AEP Texas Inc 5.4% 6/1/2033		1,165,000	1,187,745
AEP Texas Inc 5.45% 5/15/2029		2,500,000	2,559,706
AEP Texas Inc 5.7% 5/15/2034		1,385,000	1,431,888
AEP Transmission Co LLC 2.75% 8/15/2051		388,000	236,145
AEP Transmission Co LLC 3.15% 9/15/2049		157,000	104,351
AEP Transmission Co LLC 3.65% 4/1/2050		58,000	42,393
AEP Transmission Co LLC 5.15% 4/1/2034		2,000,000	2,016,225
AEP Transmission Co LLC 5.375% 6/15/2035		545,000	555,080
Alabama Power Co 3.85% 12/1/2042		700,000	568,800
Alabama Power Co 4.1% 1/15/2042		225,000	187,246
Alabama Power Co 4.15% 8/15/2044		124,000	102,678
Alabama Power Co 4.3% 7/15/2048		10,000	8,197
Alabama Power Co 5.5% 3/15/2041		36,000	35,653
Alabama Power Co 5.85% 11/15/2033		125,000	131,860
Alabama Power Co 6.125% 5/15/2038		835,000	893,819
Alliant Energy Corp 5.75% 4/1/2056 (e)		1,650,000	1,631,329
Alliant Energy Finance LLC 5.4% 6/6/2027 (Alliant Energy Corp Insured) (p)		2,150,000	2,169,420
Ameren Missouri Securitization Funding I LLC 4.85% 10/1/2041		4,977,748	4,950,746
American Electric Power Co Inc 5.8% 3/15/2056 (e)		3,175,000	3,165,200
American Electric Power Co Inc 6.05% 3/15/2056 (e)		95,000	94,207
American Transmission Co LLC 5.75% 4/1/2056 (p)		15,000	14,839
Appalachian Power Co 5.65% 4/1/2034		1,000,000	1,028,766
Arizona Public Service Co 2.2% 12/15/2031		2,440,000	2,130,359
Arizona Public Service Co 3.5% 12/1/2049		1,100,000	772,511
Arizona Public Service Co 3.75% 5/15/2046		825,000	621,368
Arizona Public Service Co 4.25% 3/1/2049		29,000	22,816
Arizona Public Service Co 4.7% 1/15/2044		4,000	3,376
Arizona Public Service Co 5.7% 8/15/2034		1,275,000	1,322,718
Arizona Public Service Co 6.35% 12/15/2032		4,385,000	4,680,408
Atlantic City Electric Co 2.3% 3/15/2031		425,000	381,970
Baltimore Gas and Electric Co 2.9% 6/15/2050		114,000	71,736
Baltimore Gas and Electric Co 3.2% 9/15/2049		183,000	122,077
Baltimore Gas and Electric Co 3.5% 8/15/2046		100,000	72,634
Baltimore Gas and Electric Co 4.25% 9/15/2048		40,000	32,282
Baltimore Gas and Electric Co 5.3% 6/1/2034		100,000	102,057
Baltimore Gas and Electric Co 5.45% 6/1/2035		141,000	143,869
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050		58,000	36,995
Clearway Energy Operating LLC 3.75% 1/15/2032 (p)		120,000	110,053
Clearway Energy Operating LLC 3.75% 2/15/2031 (p)		160,000	149,105
Clearway Energy Operating LLC 4.75% 3/15/2028 (p)		45,000	44,673
Clearway Energy Operating LLC 5.75% 1/15/2034 (p)		125,000	124,140
Cleco Corporate Holdings LLC 3.375% 9/15/2029		4,448,000	4,205,583
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		1,570,000	1,621,511
Commonwealth Edison Co 3.7% 3/1/2045		1,190,000	918,634
Commonwealth Edison Co 3.7% 8/15/2028		250,000	246,812
Commonwealth Edison Co 3.8% 10/1/2042		100,000	80,556
Commonwealth Edison Co 4% 3/1/2048		8,000	6,277
Commonwealth Edison Co 4.35% 11/15/2045		415,000	349,328
Commonwealth Edison Co 4.9% 2/1/2033		945,000	951,930
Connecticut Light and Power Co/The 4% 4/1/2048		69,000	54,660
Consolidated Edison Co of New York Inc 3.875% 6/15/2047		37,000	28,528
Consolidated Edison Co of New York Inc 4.125% 5/15/2049		20,000	15,853
Consolidated Edison Co of New York Inc 4.5% 5/15/2058		123,000	99,527
Consolidated Edison Co of New York Inc 4.625% 12/1/2054		150,000	125,305
Consolidated Edison Co of New York Inc 4.65% 12/1/2048		139,000	119,223
Consolidated Edison Co of New York Inc 5.5% 12/1/2039		86,000	86,542
Consolidated Edison Co of New York Inc 6.2% 6/15/2036		1,447,000	1,559,274
Dominion Energy South Carolina Inc 5.45% 2/1/2041		285,000	285,378
DPL LLC/Ohio 4.35% 4/15/2029		1,990,000	1,921,016
DTE Electric Co 3.65% 3/1/2052		45,000	32,679
DTE Electric Co 3.7% 3/15/2045		236,000	183,604
DTE Electric Co 3.95% 6/15/2042		11,000	8,931
DTE Electric Co 4% 4/1/2043		142,000	116,625
DTE Electric Co 4.25% 5/14/2027		429,000	429,836
DTE Electric Co 5.2% 4/1/2033		700,000	718,161
Duke Energy Carolinas LLC 2.95% 12/1/2026		370,000	367,985
Duke Energy Carolinas LLC 3.2% 8/15/2049		15,000	10,129
Duke Energy Carolinas LLC 3.45% 4/15/2051		410,000	287,430
Duke Energy Carolinas LLC 3.7% 12/1/2047		347,000	260,899
Duke Energy Carolinas LLC 4.25% 12/15/2041		2,545,000	2,213,723
Duke Energy Carolinas LLC 6.1% 6/1/2037		775,000	825,424
Duke Energy Corp 3.75% 4/1/2031	EUR	300,000	352,927
Duke Energy Corp 3.85% 6/15/2034	EUR	430,000	500,729
Duke Energy Corp 5.8% 6/15/2054		250,000	243,132
Duke Energy Florida LLC 2.4% 12/15/2031		1,010,000	902,078
Duke Energy Florida LLC 2.5% 12/1/2029		2,894,000	2,711,702
Duke Energy Florida LLC 4.2% 7/15/2048		91,000	72,846
Duke Energy Florida LLC 5.875% 11/15/2033		1,465,000	1,552,664
Duke Energy Florida LLC 6.2% 11/15/2053		120,000	126,944
Duke Energy Florida LLC 6.35% 9/15/2037		2,263,000	2,457,689
Duke Energy Indiana LLC 2.75% 4/1/2050		298,000	182,926
Duke Energy Indiana LLC 3.25% 10/1/2049		125,000	85,290
Duke Energy Indiana LLC 3.75% 5/15/2046		450,000	344,449
Duke Energy Indiana LLC 5.4% 4/1/2053		436,000	412,437
Duke Energy Ohio Inc 4.3% 2/1/2049		43,000	34,653
Duke Energy Ohio Inc 5.25% 4/1/2033		1,443,000	1,474,828
Duke Energy Progress LLC 2.5% 8/15/2050		443,000	256,569
Duke Energy Progress LLC 3.7% 10/15/2046		5,000	3,772
Duke Energy Progress LLC 4% 4/1/2052		83,000	63,392
Duke Energy Progress LLC 4.1% 5/15/2042		8,000	6,728
Duke Energy Progress LLC 5.55% 3/15/2055		66,000	64,178
Duquesne Light Holdings Inc 2.532% 10/1/2030 (p)		470,000	422,775
Duquesne Light Holdings Inc 2.775% 1/7/2032 (p)		4,649,000	4,099,663
Edison International 4.125% 3/15/2028		4,200,000	4,137,992
Edison International 5.25% 11/15/2028		94,000	94,455
Edison International 5.25% 3/15/2032		7,400,000	7,294,496
Edison International 5.45% 6/15/2029		1,500,000	1,511,675
Edison International 6.25% 3/15/2030		9,135,000	9,418,132
Edison International 6.95% 11/15/2029		188,000	197,330
Edison International 7.875% 6/15/2054 (e)		221,000	226,094
Edison International 8.125% 6/15/2053 (e)		35,000	35,743
Entergy Arkansas LLC 2.65% 6/15/2051		130,000	76,552
Entergy Corp 5.875% 6/15/2056 (e)		252,000	252,956
Entergy Corp 7.125% 12/1/2054 (e)		1,382,000	1,433,108
Entergy Louisiana LLC 1.6% 12/15/2030		218,000	191,522
Entergy Louisiana LLC 2.4% 10/1/2026		1,070,000	1,063,955
Entergy Louisiana LLC 2.9% 3/15/2051		118,000	73,893
Entergy Louisiana LLC 4.2% 4/1/2050		40,000	31,503
Entergy Louisiana LLC 5.7% 3/15/2054		320,000	315,304
Entergy Mississippi LLC 3.5% 6/1/2051		96,000	66,917
Entergy Mississippi LLC 3.85% 6/1/2049		14,000	10,533
Entergy Mississippi LLC 5% 9/1/2033		323,000	324,026
Entergy Tex Inc 1.75% 3/15/2031		3,109,000	2,718,674
Entergy Tex Inc 3.55% 9/30/2049		22,000	15,617
Entergy Tex Inc 4.5% 3/30/2039		201,000	183,183
Entergy Tex Inc 5.55% 9/15/2054		293,000	279,677
Entergy Texas Restoration Funding II LLC 3.697% 12/15/2036		85,000	80,552
Evergy Inc 6.65% 6/1/2055 (e)		286,000	292,135
Evergy Metro Inc 4.2% 6/15/2047		21,000	17,000
Evergy Metro Inc 5.125% 8/15/2035		4,725,000	4,697,345
Evergy Missouri West Storm Funding I LLC 5.104% 12/1/2040		192,415	193,645
Eversource Energy 2.55% 3/15/2031		100,000	90,162
Eversource Energy 3.375% 3/1/2032		170,000	156,479
Eversource Energy 5.95% 2/1/2029		2,000,000	2,064,423
Eversource Energy 6.1% 8/15/2056 (e)		195,000	193,798
Eversource Energy 6.35% 8/15/2056 (e)		70,000	70,162
Exelon Corp 4.95% 6/15/2035		194,000	189,113
Fells Point Funding Trust 3.046% 1/31/2027 (p)		500,000	495,643
FirstEnergy Corp 3.9% 7/15/2027 (q)		6,855,000	6,811,632
FirstEnergy Pennsylvania Electric Co 4.3% 1/15/2029 (p)		2,755,000	2,736,741
FirstEnergy Pennsylvania Electric Co 4.55% 3/15/2031 (p)		4,375,000	4,337,042
FirstEnergy Transmission LLC 5.45% 7/15/2044 (p)		430,000	409,228
Florida Power & Light Co 3.15% 10/1/2049		24,000	16,211
Florida Power & Light Co 3.7% 12/1/2047		284,000	214,162
Florida Power & Light Co 3.8% 12/15/2042		1,280,000	1,034,919
Florida Power & Light Co 3.95% 3/1/2048		111,000	87,540
Florida Power & Light Co 4.95% 6/1/2035		27,000	26,898
Florida Power & Light Co 5.15% 6/15/2029		1,025,000	1,047,506
Florida Power & Light Co 5.25% 2/1/2041		500,000	492,861
Florida Power & Light Co 5.3% 4/1/2053		35,000	33,042
Florida Power & Light Co 5.3% 6/15/2034		225,000	230,846
Florida Power & Light Co 5.6% 2/15/2066		530,000	510,503
Georgia Power Co 3.7% 1/30/2050		175,000	129,647
Hawaiian Electric Co Inc 6% 10/1/2033 (p)		95,000	94,289
Interstate Power and Light Co 5.45% 9/30/2054		2,165,000	2,040,139
ITC Holdings Corp 2.95% 5/14/2030 (p)		262,000	244,463
ITC Holdings Corp 4.95% 9/22/2027 (p)		456,000	458,269
ITC Holdings Corp 5.4% 6/1/2033 (p)		637,000	646,985
ITC Holdings Corp 5.65% 5/9/2034 (p)		1,235,000	1,268,632
Jersey Central Power & Light Co 2.75% 3/1/2032 (p)		3,750,000	3,363,787
Jersey Central Power & Light Co 4.15% 1/15/2029 (p)		4,900,000	4,841,856
Jersey Central Power & Light Co 5.1% 1/15/2035		1,050,000	1,047,975
Kentucky Utilities Co 5.125% 11/1/2040		35,000	33,889
Louisville Gas and Electric Co 5.125% 11/15/2040		345,000	332,699
Louisville Gas and Electric Co 5.45% 4/15/2033		100,000	102,965
MidAmerican Energy Co 3.65% 8/1/2048		58,000	43,010
MidAmerican Energy Co 4.25% 5/1/2046		100,000	82,642
MidAmerican Energy Co 5.85% 9/15/2054		90,000	91,332
Nevada Power Co 5.375% 9/15/2040		18,000	17,629
Nevada Power Co 6% 3/15/2054		110,000	111,462
Nevada Power Co 6.25% 5/15/2055 (e)		258,000	259,666
Nevada Power Co 6.65% 4/1/2036		1,550,000	1,709,220
NextEra Energy Capital Holdings Inc 2.25% 6/1/2030		970,000	885,058
NextEra Energy Capital Holdings Inc 2.75% 11/1/2029		1,660,000	1,572,821
NextEra Energy Capital Holdings Inc 3% 1/15/2052		100,000	62,079
NextEra Energy Capital Holdings Inc 3.83% 6/12/2030	CAD	12,100,000	8,831,586
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053		81,000	73,535
NextEra Energy Capital Holdings Inc 5.3% 3/15/2032		100,000	102,314
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (e)		350,000	358,283
NextEra Energy Capital Holdings Inc 6.5% 8/15/2055 (e)		356,000	368,783
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (e)		154,000	158,605
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (e)		260,000	271,273
Niagara Mohawk Power Corp 4.647% 10/3/2030 (p)		4,000,000	3,979,039
Northern States Power Co/MN 2.9% 3/1/2050		82,000	53,602
Northern States Power Co/MN 4.5% 6/1/2052		78,000	65,460
Northern States Power Co/MN 5.35% 11/1/2039		100,000	100,056
Northern States Power Co/MN 6.25% 6/1/2036		83,000	90,123
NRG Energy Inc 2.45% 12/2/2027 (p)		106,000	102,625
NRG Energy Inc 3.375% 2/15/2029 (p)		183,000	174,650
NRG Energy Inc 3.625% 2/15/2031 (p)		688,000	638,082
NRG Energy Inc 3.875% 2/15/2032 (p)		899,000	826,322
NRG Energy Inc 4.734% 10/15/2030 (p)		210,000	206,844
NRG Energy Inc 5.25% 6/15/2029 (p)		522,000	519,353
NRG Energy Inc 5.407% 10/15/2035 (p)		803,000	788,485
NRG Energy Inc 5.75% 1/15/2028		530,000	530,709
NRG Energy Inc 5.75% 1/15/2034 (p)		985,000	974,295
NRG Energy Inc 5.875% 5/15/2034 (p)		55,000	54,654
NRG Energy Inc 6% 1/15/2036 (p)		395,000	392,362
NRG Energy Inc 6% 2/1/2033 (p)		205,000	206,550
NRG Energy Inc 6.125% 5/15/2036 (p)		155,000	154,664
NRG Energy Inc 6.25% 11/1/2034 (p)		310,000	312,646
NSTAR Electric Co 1.95% 8/15/2031		51,000	44,685
NSTAR Electric Co 5.4% 6/1/2034		100,000	102,566
OGE Energy Corp 5.45% 5/15/2029		100,000	102,141
Oglethorpe Power Corp 5.25% 9/1/2050		294,000	265,582
Ohio Edison Co 6.875% 7/15/2036		1,650,000	1,852,695
Ohio Power Co 2.9% 10/1/2051		127,000	77,280
Ohio Power Co 4.15% 4/1/2048		129,000	101,053
Oncor Electric Delivery Co LLC 3.1% 9/15/2049		54,000	35,604
Oncor Electric Delivery Co LLC 3.7% 5/15/2050		100,000	73,034
Oncor Electric Delivery Co LLC 4.55% 11/26/2056 (e)(r)	EUR	200,000	235,034
Oncor Electric Delivery Co LLC 4.65% 11/1/2029		2,305,000	2,317,802
Oncor Electric Delivery Co LLC 4.95% 9/15/2052		190,000	168,726
Oncor Electric Delivery Co LLC 5.3% 6/1/2042		55,000	52,956
Oncor Electric Delivery Co LLC 5.35% 10/1/2052		16,000	14,949
Oncor Electric Delivery Co LLC 5.35% 4/1/2035		1,745,000	1,784,933
Oncor Electric Delivery Co LLC 7.25% 1/15/2033		118,000	133,670
Pacific Gas and Electric Co 3.25% 6/1/2031		550,000	508,451
Pacific Gas and Electric Co 3.3% 8/1/2040		2,035,000	1,529,327
Pacific Gas and Electric Co 3.5% 8/1/2050		1,029,000	687,866
Pacific Gas and Electric Co 3.75% 8/15/2042		1,862,000	1,403,826
Pacific Gas and Electric Co 3.95% 12/1/2047		216,000	159,176
Pacific Gas and Electric Co 4% 12/1/2046		1,045,000	778,516
Pacific Gas and Electric Co 4.2% 6/1/2041		263,000	215,908
Pacific Gas and Electric Co 4.45% 4/15/2042		87,000	72,068
Pacific Gas and Electric Co 4.5% 7/1/2040		5,420,000	4,680,790
Pacific Gas and Electric Co 4.6% 6/15/2043		57,000	47,265
Pacific Gas and Electric Co 4.65% 8/1/2028		4,399,000	4,389,914
Pacific Gas and Electric Co 4.75% 2/15/2044		1,505,000	1,274,090
Pacific Gas and Electric Co 4.95% 7/1/2050		6,444,000	5,404,182
Pacific Gas and Electric Co 5% 6/4/2028		11,819,000	11,899,643
Pacific Gas and Electric Co 5.05% 10/15/2032		100,000	99,481
Pacific Gas and Electric Co 5.25% 3/1/2052		398,000	344,156
Pacific Gas and Electric Co 5.8% 5/15/2034		1,810,000	1,852,630
Pacific Gas and Electric Co 5.9% 10/1/2054		476,000	450,427
Pacific Gas and Electric Co 6% 5/1/2056		1,529,000	1,469,163
Pacific Gas and Electric Co 6% 8/15/2035		11,600,000	11,968,104
Pacific Gas and Electric Co 6.1% 1/15/2029		649,000	669,682
Pacific Gas and Electric Co 6.1% 10/15/2055		1,785,000	1,733,190
Pacific Gas and Electric Co 6.15% 3/1/2055		761,000	745,183
Pacific Gas and Electric Co 6.4% 6/15/2033		812,000	864,132
Pacific Gas and Electric Co 6.75% 1/15/2053		2,299,000	2,417,074
PacifiCorp 2.9% 6/15/2052		1,000,000	596,811
PacifiCorp 3.5% 6/15/2029		182,000	175,719
PacifiCorp 4.125% 1/15/2049		836,000	636,512
PacifiCorp 5.1% 4/15/2031		2,500,000	2,525,745
PacifiCorp 5.25% 6/15/2035		1,020,000	1,009,694
PacifiCorp 5.75% 4/1/2037		1,165,000	1,180,740
PacifiCorp 5.8% 1/15/2055		40,000	38,194
PacifiCorp 6.35% 7/15/2038		295,000	310,960
PacifiCorp 7.375% 9/15/2055 (e)		100,000	101,850
Palomino Funding Trust I 7.233% 5/17/2028 (p)		300,000	312,154
PECO Energy Co 2.8% 6/15/2050		21,000	13,006
PECO Energy Co 3.7% 9/15/2047		66,000	49,682
PG&E Corp 5% 7/1/2028		507,000	504,517
PG&E Corp 5.25% 7/1/2030		1,737,000	1,718,557
PG&E Corp 6.85% 9/15/2056 (e)		1,655,000	1,649,125
PG&E Corp 7.375% 3/15/2055 (e)		3,309,000	3,369,827
PG&E Recovery Funding LLC 4.838% 6/1/2035		2,950,816	2,974,295
PG&E Recovery Funding LLC 5.231% 6/1/2042		345,000	342,640
PG&E Recovery Funding LLC 5.529% 6/1/2051		415,000	409,783
PG&E Recovery Funding LLC 5.536% 7/15/2049		119,000	117,046
PG&E Wildfire Recovery Funding LLC 4.263% 6/1/2038		31,000	29,779
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054		85,000	77,914
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049		23,000	21,703
Pinnacle West Capital Corp 5.15% 5/15/2030		988,000	1,002,351
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 4.4572% 6/10/2026 (e)(g)		4,100,000	4,100,533
PPL Capital Funding Inc 5.25% 9/1/2034		51,000	51,269
PPL Electric Utilities Corp 4.125% 6/15/2044		100,000	82,791
PPL Electric Utilities Corp 4.85% 2/15/2034		460,000	458,632
PPL Electric Utilities Corp 5.25% 5/15/2053		76,000	71,140
PPL Electric Utilities Corp 6.25% 5/15/2039		350,000	378,688
Public Service Co of Colorado 1.875% 6/15/2031		5,000,000	4,372,812
Public Service Co of Colorado 2.7% 1/15/2051		198,000	117,870
Public Service Co of Colorado 4.05% 9/15/2049		77,000	59,656
Public Service Co of Colorado 5.05% 6/15/2036		3,440,000	3,403,333
Public Service Co of Colorado 5.25% 4/1/2053		837,000	772,527
Public Service Co of Colorado 5.35% 5/15/2034		3,825,000	3,891,807
Public Service Co of New Hampshire 4.4% 7/1/2028		2,650,000	2,654,704
Public Service Co of New Hampshire 5.35% 10/1/2033		2,875,000	2,962,093
Public Service Co of Oklahoma 3.15% 8/15/2051		70,000	45,132
Public Service Co of Oklahoma 5.2% 1/15/2035		1,155,000	1,155,514
Public Service Co of Oklahoma 5.25% 1/15/2033		113,000	114,699
Public Service Co of Oklahoma 5.45% 1/15/2036		3,580,000	3,617,096
Public Service Electric and Gas Co 3.65% 9/1/2028		960,000	946,223
Public Service Electric and Gas Co 3.65% 9/1/2042		625,000	495,828
Public Service Electric and Gas Co 3.95% 5/1/2042		505,000	419,009
Public Service Electric and Gas Co 4.65% 3/15/2033		2,890,000	2,865,211
Public Service Electric and Gas Co 5.45% 8/1/2053		163,000	157,618
Public Service Electric and Gas Co 5.8% 5/1/2037		49,000	51,845
Puget Sound Energy Inc 2.893% 9/15/2051		38,000	23,793
Puget Sound Energy Inc 5.448% 6/1/2053		15,000	14,323
Puget Sound Energy Inc 5.638% 4/15/2041		3,410,000	3,398,298
Puget Sound Energy Inc 5.685% 6/15/2054		931,000	917,085
Puget Sound Energy Inc 5.764% 7/15/2040		26,000	25,943
SCE Recovery Funding LLC 4.697% 6/15/2042		27,261	26,504
SCE Recovery Funding LLC 5.112% 12/14/2049		9,000	8,375
Sierra Pacific Power Co 6.2% 12/15/2055 (e)		235,000	232,471
Sierra Pacific Power Co 6.375% 9/15/2056 (e)		295,000	294,599
Sigeco Securitization I LLC 5.026% 11/15/2038		18,250	18,342
Sigeco Securitization I LLC 5.172% 5/15/2043		8,000	7,735
Southern California Edison Co 2.5% 6/1/2031		190,000	169,543
Southern California Edison Co 2.95% 2/1/2051		257,000	154,585
Southern California Edison Co 3.6% 2/1/2045		2,937,000	2,102,486
Southern California Edison Co 3.65% 3/1/2028		3,929,000	3,863,492
Southern California Edison Co 3.9% 12/1/2041		595,000	460,033
Southern California Edison Co 4.125% 3/1/2048		1,139,000	856,941
Southern California Edison Co 4.4% 9/6/2026		900,000	900,054
Southern California Edison Co 4.65% 10/1/2043		550,000	463,301
Southern California Edison Co 4.9% 6/1/2026		2,295,000	2,295,000
Southern California Edison Co 5.2% 6/1/2034		148,000	146,320
Southern California Edison Co 5.25% 3/15/2030		3,400,000	3,440,765
Southern California Edison Co 5.3% 3/1/2028		3,420,000	3,456,138
Southern California Edison Co 5.45% 3/1/2035		104,000	103,912
Southern California Edison Co 5.45% 6/1/2031		240,000	244,943
Southern California Edison Co 5.45% 6/1/2052		100,000	89,034
Southern California Edison Co 5.55% 1/15/2037		430,000	426,378
Southern California Edison Co 5.65% 10/1/2028		500,000	510,718
Southern California Edison Co 5.7% 3/1/2053		458,000	421,682
Southern California Edison Co 5.85% 11/1/2027		2,200,000	2,236,257
Southern California Edison Co 5.875% 12/1/2053		630,000	599,053
Southern California Edison Co 5.95% 2/1/2038		100,000	101,348
Southern California Edison Co 6.05% 3/15/2039		182,000	185,013
Southern Co/The 1.875% 9/15/2081 (e)	EUR	450,000	512,451
Southern Co/The 3.75% 9/15/2051 (e)		3,000,000	2,994,360
Southern Co/The 5.2% 6/15/2033		174,000	176,214
Southern Co/The 5.5% 3/15/2029		320,000	328,231
Southern Co/The 5.7% 10/15/2032		584,000	609,185
Southern Co/The 6% 4/1/2058 (e)		2,300,000	2,314,667
Southwestern Electric Power Co 3.25% 11/1/2051		100,000	65,511
Southwestern Electric Power Co 3.9% 4/1/2045		36,000	27,621
Southwestern Electric Power Co 5.2% 4/1/2036		1,563,000	1,543,707
Southwestern Electric Power Co 5.3% 4/1/2033		3,816,000	3,872,567
Southwestern Public Service Co 4.5% 8/15/2041		35,000	30,918
Southwestern Public Service Co 5.15% 6/1/2052		3,000,000	2,580,168
Swepco Storm Recovery Funding LLC 4.88% 9/1/2041		8,105,788	8,001,978
Tampa Electric Co 4.9% 3/1/2029		100,000	101,025
Tucson Electric Power Co 3.25% 5/15/2032		1,200,000	1,102,139
Tucson Electric Power Co 5.5% 4/15/2053		63,000	60,137
Union Electric Co 2.95% 3/15/2030		100,000	94,661
Union Electric Co 3.9% 4/1/2052		38,000	28,698
Union Electric Co 4% 4/1/2048		59,000	46,256
Union Electric Co 4.8% 3/15/2036		96,000	93,539
Union Electric Co 5.25% 1/15/2054		275,000	253,603
Union Electric Co 5.45% 3/15/2053		240,000	229,787
Union Electric Co 5.55% 3/15/2056		96,000	93,010
Virginia Electric and Power Co 3.8% 4/1/2028		229,000	226,735
Virginia Electric and Power Co 3.8% 9/15/2047		40,000	30,568
Virginia Electric and Power Co 4.95% 3/15/2036		1,065,000	1,046,836
Virginia Electric and Power Co 5.05% 8/15/2034		672,000	674,525
Virginia Electric and Power Co 5.3% 8/15/2033		200,000	204,865
Virginia Electric and Power Co 5.65% 3/15/2055		42,000	41,175
Virginia Electric and Power Co 5.7% 8/15/2053		250,000	246,585
Virginia Electric and Power Co 6% 1/15/2036		470,000	498,240
Virginia Electric and Power Co 6.35% 11/30/2037		100,000	108,481
Vistra Operations Co LLC 3.7% 1/30/2027 (p)		2,900,000	2,885,471
Vistra Operations Co LLC 4.3% 10/15/2028 (p)		1,617,000	1,596,723
Vistra Operations Co LLC 4.3% 7/15/2029 (p)		2,146,000	2,109,327
Vistra Operations Co LLC 4.375% 5/1/2029 (p)		1,106,000	1,084,633
Vistra Operations Co LLC 4.55% 10/30/2028 (p)		711,000	708,048
Vistra Operations Co LLC 4.6% 10/15/2030 (p)		91,000	89,219
Vistra Operations Co LLC 4.7% 1/31/2031 (p)		670,000	658,320
Vistra Operations Co LLC 5% 4/30/2031 (p)		5,916,000	5,886,600
Vistra Operations Co LLC 5% 7/31/2027 (p)		343,000	342,785
Vistra Operations Co LLC 5.05% 12/30/2026 (p)		1,140,000	1,143,330
Vistra Operations Co LLC 5.25% 4/30/2033 (p)		1,886,000	1,873,914
Vistra Operations Co LLC 5.35% 1/31/2036 (p)		470,000	459,580
Vistra Operations Co LLC 5.55% 4/30/2036 (p)		3,345,000	3,331,104
Vistra Operations Co LLC 5.7% 12/30/2034 (p)		305,000	308,546
Vistra Operations Co LLC 6% 4/15/2034 (p)		1,502,000	1,547,491
Vistra Operations Co LLC 7.75% 10/15/2031 (p)		965,000	1,011,555
Wisconsin Power and Light Co 5.375% 3/30/2034		100,000	101,766
Wisconsin Public Service Corp 4.55% 12/1/2029		2,450,000	2,455,944
Wisconsin Public Service Corp 4.752% 11/1/2044		30,000	26,730
Xcel Energy Inc 1.75% 3/15/2027		2,540,000	2,491,737
Xcel Energy Inc 4% 6/15/2028		1,700,000	1,686,433
Xcel Energy Inc 5.5% 3/15/2034		75,000	76,611
Xcel Energy Inc 5.75% 12/3/2056 (e)		240,000	237,790
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (p)		90,000	93,738
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (p)		110,000	116,155
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (p)		185,000	198,328
			372,155,811
Gas Utilities - 0.0%
Atmos Energy Corp 2.85% 2/15/2052		27,000	16,811
Atmos Energy Corp 5.5% 6/15/2041		57,000	57,117
Atmos Energy Corp 5.75% 10/15/2052		215,000	215,385
Boston Gas Co 3.757% 3/16/2032 (p)		320,000	299,100
Brooklyn Union Gas Co/The 4.273% 3/15/2048 (p)		29,000	22,636
Cameron LNG LLC 3.402% 1/15/2038 (p)		253,000	220,720
CenterPoint Energy Resources Corp 1.75% 10/1/2030		75,000	66,688
CenterPoint Energy Resources Corp 5.25% 3/1/2028		3,110,000	3,160,221
East Ohio Gas Co/The 2% 6/15/2030 (p)		1,960,000	1,765,670
Eastern Energy Gas Holdings LLC 5.65% 10/15/2054		1,793,000	1,713,412
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035		100,000	104,263
Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/1/2029 (p)		349,000	342,272
Ferrellgas LP / Ferrellgas Finance Corp 9.25% 1/15/2031 (p)		1,258,000	1,327,280
KeySpan Gas East Corp 5.994% 3/6/2033 (p)		2,860,000	2,986,906
National Fuel Gas Co 5.5% 3/15/2030		3,800,000	3,885,635
Piedmont Natural Gas Co Inc 3.35% 6/1/2050		83,000	56,602
Piedmont Natural Gas Co Inc 5.05% 5/15/2052		45,000	40,257
Southern California Gas Co 5.05% 9/1/2034		1,360,000	1,361,400
Southern Co Gas Capital Corp 3.15% 9/30/2051		827,000	542,733
Southern Co Gas Capital Corp 5.75% 9/15/2033		1,400,000	1,458,197
Southern Co Gas Capital Corp 6.05% 9/15/2056 (e)		521,000	523,417
Spire Inc 6.45% 6/1/2056 (e)		39,000	38,930
Suburban Propane Partners LP/Suburban Energy Finance Corp 6.5% 12/15/2035 (p)		655,000	649,956
			20,855,608
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		3,600,000	3,226,146
AES Corp/The 3.95% 7/15/2030 (p)		9,327,000	8,956,837
AES Corp/The 5.45% 6/1/2028		2,600,000	2,627,168
AES Corp/The 5.8% 3/15/2032		2,500,000	2,540,476
Alpha Generation LLC 6.25% 1/15/2034 (p)		125,000	123,919
Alpha Generation LLC 6.75% 10/15/2032 (p)		175,000	179,066
Constellation Energy Generation LLC 3.75% 3/1/2031 (p)		350,000	334,041
Constellation Energy Generation LLC 3.9% 1/8/2028		2,435,000	2,415,898
Constellation Energy Generation LLC 4.625% 2/1/2029 (p)		1,529,000	1,521,246
Constellation Energy Generation LLC 5% 2/1/2031 (p)		3,365,000	3,371,268
Constellation Energy Generation LLC 5.3% 6/1/2036		28,000	27,884
Constellation Energy Generation LLC 5.6% 6/15/2042		70,000	69,235
Constellation Energy Generation LLC 5.75% 10/1/2041		935,000	939,687
Constellation Energy Generation LLC 6.25% 10/1/2039		245,000	258,737
Southern Power Co 5.15% 9/15/2041		150,000	142,908
Sunnova Energy Corp 5.875% (l)(m)(p)		210,000	525
Talen Energy Supply LLC 6.25% 2/1/2034 (p)		540,000	538,014
Talen Energy Supply LLC 6.5% 2/1/2036 (p)		215,000	216,212
TerraForm Power Operating LLC 5% 1/31/2028 (p)		95,000	94,460
VoltaGrid LLC 7.375% 11/1/2030 (p)		1,154,000	1,201,672
			28,785,399
Multi-Utilities - 0.2%
Ameren Corp 3.5% 1/15/2031		119,000	112,888
Ameren Illinois Co 3.25% 3/15/2050		115,000	78,024
Ameren Illinois Co 3.7% 12/1/2047		30,000	22,569
Ameren Illinois Co 4.95% 6/1/2033		1,419,000	1,427,146
Berkshire Hathaway Energy Co 2.85% 5/15/2051		80,000	49,015
Berkshire Hathaway Energy Co 4.45% 1/15/2049		160,000	131,500
Berkshire Hathaway Energy Co 5.15% 11/15/2043		90,000	85,497
Black Hills Corp 4.55% 1/31/2031		6,000,000	5,933,169
CenterPoint Energy Inc 5.95% 4/1/2056 (e)		1,600,000	1,599,580
CenterPoint Energy Inc 6.7% 5/15/2055 (e)		233,000	239,948
CenterPoint Energy Inc 7% 2/15/2055 (e)		276,000	286,298
Consumers Energy Co 3.75% 2/15/2050		101,000	75,481
Consumers Energy Co 3.95% 5/15/2043		225,000	183,136
Consumers Energy Co 4.35% 4/15/2049		14,000	11,555
Consumers Energy Co 4.35% 8/31/2064		14,000	10,797
Consumers Energy Co 4.625% 5/15/2033		279,000	275,985
Dominion Energy Inc 4.9% 8/1/2041		1,000	920
Dominion Energy Inc 5% 6/15/2030		3,800,000	3,849,032
Dominion Energy Inc 6% 2/15/2056 (e)		1,134,000	1,140,134
Dominion Energy Inc 6.2% 2/15/2056 (e)		1,160,000	1,167,171
Dominion Energy Inc 6.3% 3/15/2033		168,000	180,273
Dominion Energy Inc 6.625% 5/15/2055 (e)		995,000	1,019,040
Dominion Energy Inc 6.875% 2/1/2055 (e)		591,000	612,820
Dominion Energy Inc 7% 6/1/2054 (e)		180,000	191,630
Dominion Energy Inc 7% 6/15/2038		150,000	169,421
DTE Energy Co 4.875% 6/1/2028		280,000	282,202
DTE Energy Co 4.95% 7/1/2027		5,105,000	5,139,445
DTE Energy Co 5.1% 3/1/2029		300,000	304,375
DTE Energy Co 5.2% 4/1/2030		3,900,000	3,966,269
DTE Energy Co 5.85% 6/1/2034		800,000	838,562
NiSource Inc 2.95% 9/1/2029		11,346,000	10,789,096
NiSource Inc 3.49% 5/15/2027		57,000	56,625
NiSource Inc 5.2% 7/1/2029		3,060,000	3,113,949
NiSource Inc 5.25% 3/30/2028		130,000	131,792
NiSource Inc 5.75% 7/15/2056 (e)		100,000	100,736
NiSource Inc 5.95% 6/15/2041		640,000	654,477
NiSource Inc 6.95% 11/30/2054 (e)		659,000	684,393
Public Service Enterprise Group Inc 5.2% 4/1/2029		300,000	305,149
Public Service Enterprise Group Inc 6.125% 10/15/2033		146,000	154,874
Puget Energy Inc 2.379% 6/15/2028		915,000	874,760
Puget Energy Inc 4.1% 6/15/2030		5,479,000	5,313,030
Puget Energy Inc 4.224% 3/15/2032		5,579,000	5,357,928
Puget Energy Inc 5.725% 3/15/2035		1,830,000	1,843,673
San Diego Gas & Electric Co 1.7% 10/1/2030		5,375,000	4,772,305
San Diego Gas & Electric Co 2.95% 8/15/2051		80,000	50,737
San Diego Gas & Electric Co 3% 3/15/2032		311,000	283,459
San Diego Gas & Electric Co 3.32% 4/15/2050		139,000	93,673
San Diego Gas & Electric Co 3.75% 6/1/2047		1,210,000	912,726
San Diego Gas & Electric Co 4.1% 6/15/2049		925,000	721,623
San Diego Gas & Electric Co 4.5% 8/15/2040		7,000	6,299
San Diego Gas & Electric Co 4.95% 8/15/2028		731,000	739,084
San Diego Gas & Electric Co 5.2% 3/15/2036		685,000	685,886
San Diego Gas & Electric Co 5.35% 4/1/2053		336,000	314,052
San Diego Gas & Electric Co 5.95% 3/15/2056		490,000	496,125
Sempra 3.4% 2/1/2028		119,000	116,809
Sempra 4% 2/1/2048		965,000	733,925
Sempra 4.125% 4/1/2052 (e)		3,845,000	3,799,363
Sempra 5.25% 3/15/2036		12,000	11,859
Sempra 6.375% 4/1/2056 (e)		449,000	454,178
Sempra 6.55% 4/1/2055 (e)		139,000	140,300
Sempra 6.625% 4/1/2055 (e)		434,000	438,500
Sempra 6.875% 10/1/2054 (e)		100,000	102,118
WEC Energy Group Inc 1.8% 10/15/2030		291,000	259,028
WEC Energy Group Inc 4.75% 1/15/2028		4,080,000	4,099,511
WEC Energy Group Inc 5.6% 9/12/2026		97,000	97,269
WEC Energy Group Inc 5.625% 5/15/2056 (e)		3,100,000	3,082,947
			81,176,140
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031		138,000	123,715
American Water Capital Corp 4.2% 9/1/2048		26,000	20,925
			144,640
TOTAL UTILITIES			503,117,598
TOTAL UNITED STATES			4,986,913,832
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (p)		145,000	143,119
First Quantum Minerals Ltd 7.25% 2/15/2034 (p)		1,650,000	1,692,636
First Quantum Minerals Ltd 8% 3/1/2033 (p)		1,470,000	1,534,827

TOTAL ZAMBIA			3,370,582
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $6,544,054,897)			6,487,131,964

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (l)(o) (Cost $111,017)	6,735	84,726

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc 8.25% 1/15/2084 (e)		765,000	832,528
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.5783% (e)(g)(w)		12,927,000	12,962,792
TOTAL CANADA			13,795,320
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (e)(r)(w)	EUR	195,000	214,107
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (e)(r)(w)	EUR	320,000	335,176
FRANCE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies SE 2% (e)(r)(w)	EUR	400,000	463,550
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 6.875% (e)(p)(w)		145,000	148,648
BNP Paribas SA 7.2% (e)(p)(w)		145,000	146,666
BNP Paribas SA 7.45% (e)(p)(w)		145,000	154,256
TOTAL FINANCIALS			449,570
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 9.125% (e)(p)(w)		570,000	684,166
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (e)(r)(w)	EUR	400,000	459,042
TOTAL UTILITIES			1,143,208
TOTAL FRANCE			2,056,328
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (e)(r)(w)	EUR	400,000	478,036
Volkswagen International Finance NV 7.875% (e)(r)(w)	EUR	700,000	975,801
TOTAL CONSUMER DISCRETIONARY			1,453,837
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG 4.625% (e)(r)(w)	EUR	200,000	233,150
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 5.25% (e)(r)(w)	EUR	100,000	110,857
Aroundtown Finance Sarl 7.875% (e)(w)		750,000	785,974
TOTAL REAL ESTATE			896,831
TOTAL GERMANY			2,583,818
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA 4.5% (e)(r)(w)	EUR	1,085,000	1,255,500
JAPAN - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc 4.25% (e)(r)(w)	EUR	200,000	231,729
Financials - 0.0%
Insurance - 0.0%
RLGH Finance Bermuda Ltd 6.875% (e)(r)(w)		300,000	302,071
TOTAL JAPAN			533,800
PHILIPPINES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
San Miguel Global Power Holdings Corp 8.375% (e)(r)(w)		300,000	308,588
SINGAPORE - 0.0%
Financials - 0.0%
Banks - 0.0%
United Overseas Bank Ltd 3% (e)(r)(w)	SGD	250,000	197,586
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (e)(r)(w)	EUR	185,000	216,930
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (e)(g)(m)(r)(w)	EUR	625,000	503,057

TOTAL SWEDEN			719,987
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (e)(g)(l)(m)(r)(w)		2,750,000	660,000
UBS Group AG 7.125% (e)(r)(w)	AUD	290,000	209,641

TOTAL SWITZERLAND			869,641
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thaioil Treasury Center Co Ltd 6.1% (e)(r)(w)		400,000	404,516
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (e)(w)		215,000	229,919
Barclays PLC 8.875% (e)(r)(w)	GBP	300,000	424,458
HSBC Holdings PLC 6.75% (e)(w)		345,000	353,492
HSBC Holdings PLC 7% (e)(w)		145,000	149,855
HSBC Holdings PLC 7.05% (e)(w)		115,000	121,748
Standard Chartered PLC 7% (d)(e)(r)(w)		275,000	276,227
Standard Chartered PLC 7.625% (e)(r)(w)		200,000	216,321
TOTAL FINANCIALS			1,772,020
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 7.853% (e)(r)(w)	GBP	215,000	172,460
TOTAL UNITED KINGDOM			1,944,480
UNITED STATES - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV 6.875% (e)(r)(w)	EUR	100,000	117,299
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.5% (e)(w)		3,770,000	3,795,143
Energy Transfer LP Series G, 7.125% (e)(w)		2,841,000	2,942,290
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (e)(g)(w)		330,000	331,745
Sunoco LP 7.875% (e)(p)(w)		1,521,000	1,612,923
Venture Global LNG Inc 9% (e)(p)(w)		4,470,000	4,483,209
TOTAL ENERGY			13,165,310
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 6.25% (e)(w)		1,605,000	1,638,819
Bank of America Corp 6.625% (e)(w)		653,000	678,516
BW Real Estate Inc 9.5% (e)(p)(w)		95,000	97,323
Citigroup Inc 6.5% (e)(w)		160,000	162,152
Citigroup Inc 6.625% (e)(w)		2,445,000	2,489,584
Citigroup Inc 6.75% (e)(w)		1,275,000	1,291,112
Citigroup Inc 6.875% (e)(w)		250,000	255,785
Citigroup Inc 6.95% (e)(w)		623,000	636,047
Citigroup Inc 7.125% (e)(w)		1,540,000	1,577,585
JPMorgan Chase & Co 6.1% (e)(w)		330,000	333,998
JPMorgan Chase & Co 6.5% (e)(w)		200,000	207,150
Truist Financial Corp 6.25% (e)(w)		115,000	115,265
US Bancorp 3.7% (e)(w)		4,850,000	4,816,358
Wells Fargo & Co 6.125% (e)(w)		345,000	352,084
Wells Fargo & Co 6.85% (e)(w)		930,000	977,298
Wells Fargo & Co 7.625% (e)(w)		115,000	122,884
			15,751,960
Capital Markets - 0.1%
Bank of New York Mellon Corp/The 5.625% (e)(w)		191,000	192,599
Charles Schwab Corp/The 4% (e)(w)		159,000	150,153
Goldman Sachs Group Inc/The 3.65% (e)(w)		1,750,000	1,761,873
Goldman Sachs Group Inc/The 4.125% (e)(w)		2,505,000	2,496,652
Goldman Sachs Group Inc/The 6.85% (e)(w)		1,075,000	1,124,992
Goldman Sachs Group Inc/The 7.5% (e)(w)		490,000	516,137
State Street Corp 6.7% (e)(w)		178,000	185,544
			6,427,950
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (e)(w)		45,000	43,883
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (e)(g)(w)		180,000	182,290
American Express Co 3.55% (e)(w)		770,000	771,357
			997,530
TOTAL FINANCIALS			23,177,440
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC 6% 1/31/2033 (l)		75,602	22,306
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc 10.25% (e)(p)(w)		2,925,000	3,252,903
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp 7% (e)(p)(w)		2,575,000	2,674,896
Vistra Corp 8% (e)(p)(w)		5,300,000	5,397,040
Vistra Corp 8.875% (e)(p)(w)		1,775,000	1,968,932
			10,040,868
TOTAL UTILITIES			13,293,771
TOTAL UNITED STATES			49,776,126
TOTAL PREFERRED SECURITIES (Cost $76,159,385)			74,994,973

Repurchase Agreements - 4.9%
	Maturity Amount ($)	Value ($)
Australia and New Zealand Banking Group Ltd 3.65%, dated 6/1/2026 due 6/2/2026 (v)	300,030,417	300,000,000
BofA Securities, Inc. 3.69%, dated 6/1/2026 due 6/2/2026 (v)	75,007,688	75,000,000
Citigroup Global Capital Markets Inc 3.66%, dated 6/1/2026 due 6/2/2026 (v)	688,970,038	688,900,000
Repurchase Agreements*	1,046,318,968	1,046,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,109,900,000)		2,109,900,000

U.S. Government Agency - Mortgage Securities - 25.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.5%
Fannie Mae 2% 11/1/2051	628,570	508,597
Fannie Mae 2% 3/1/2052	3,495,092	2,823,626
Fannie Mae 2% 5/1/2052	586,923	478,751
Fannie Mae 2.5% 3/1/2050	165,050	141,256
Fannie Mae 2.5% 4/1/2052	1,165,518	997,494
Fannie Mae 2.5% 4/1/2052	482,769	411,663
Fannie Mae 2.5% 6/1/2052	1,519,020	1,299,085
Fannie Mae 3% 11/1/2036	471,410	447,345
Fannie Mae 3% 12/1/2051	2,173,549	1,919,271
Fannie Mae 3.5% 12/1/2036	86,703	83,969
Fannie Mae 3.5% 5/1/2036	65,392	63,528
Fannie Mae 3.5% 7/1/2047	2,585,239	2,395,186
Fannie Mae 4% 12/1/2054	11,090,623	10,480,036
Fannie Mae 4.5% 10/1/2054	14,567,408	14,078,750
Fannie Mae 5% 4/1/2053	215,663	213,840
Fannie Mae 5% 4/1/2053	214,244	212,434
Fannie Mae 5% 5/1/2053	208,660	206,831
Fannie Mae 5% 5/1/2053	89,660	88,902
Fannie Mae 6% 12/1/2054	826,025	861,227
Fannie Mae 6.5% 7/1/2054	419,904	442,182
Fannie Mae 7% 6/1/2054	64,284	69,022
Fannie Mae 7% 7/1/2054	58,530	63,017
Fannie Mae 7% 8/1/2054	50,413	53,967
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (e)(g)	879	903
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.595%, 6.025% 5/1/2035 (e)(g)	646	662
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (e)(g)	5,345	5,566
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	2,401,531	2,165,898
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	3,413,976	3,068,336
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	819,922	693,518
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	5,225,885	4,004,631
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	69,978	62,894
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	2,259,108	1,733,287
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,295,090	1,168,019
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	788,806	711,410
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	752,734	678,878
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	27,974	25,229
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,713	10,564
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	501,641	424,961
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	8,569,066	7,187,126
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	4,150,875	3,184,735
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,727,812	1,558,283
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	11,842	10,680
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,744,402	1,476,594
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	3,457,409	2,897,640
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	10,078,894	7,732,973
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	38,592	34,805
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	36,586	32,996
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	523,919	442,799
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,179,111	903,560
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	230,307	207,350
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	45,384	40,860
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	12,961	11,669
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	534,732	451,629
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	46,642	41,993
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	46,635	41,987
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	4,188,125	3,770,651
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	274,055	246,737
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	750,011	574,036
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	49,943	44,887
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	502,947	389,655
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	289,039	221,222
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2050	6,075,851	4,661,661
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	210,046	160,763
Fannie Mae Mortgage pass-thru certificates 1.56% 10/1/2035	3,120,978	2,458,400
Fannie Mae Mortgage pass-thru certificates 1.73% 11/1/2031	4,238,710	3,710,166
Fannie Mae Mortgage pass-thru certificates 1.82% 4/1/2032	989,899	862,622
Fannie Mae Mortgage pass-thru certificates 1.93% 1/1/2032	6,000,000	5,271,359
Fannie Mae Mortgage pass-thru certificates 1.96% 9/1/2033	248,670	209,327
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2041	1,226,485	1,069,138
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	16,407,991	13,265,992
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	71,505	58,327
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	12,216,349	9,903,740
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,725,552	3,847,228
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	969,063	894,143
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,369,004	1,184,229
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	283,170	245,269
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	32,749	28,367
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	18,473,609	14,964,926
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,892,804	2,375,919
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	550,215	445,197
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	26,864	21,913
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	7,094,331	5,729,172
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	6,607,615	5,412,516
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,019,293	2,441,123
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	798,014	649,690
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	151,811	123,784
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	65,494	53,423
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	82,352	75,779
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	8,457,814	7,387,124
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	2,481,839	2,149,816
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,961,967	1,699,155
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,525,076	4,470,521
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,982,641	1,613,514
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	800,408	651,388
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	576,175	472,684
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	353,254	285,829
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	5,803,636	4,679,591
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,325,343	3,533,570
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,750,161	2,240,716
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	616,153	501,631
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	140,052	114,021
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	56,528	46,181
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	39,161	32,053
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	979,441	903,107
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	107,669	98,908
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	1,035,107	954,758
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	3,525,617	3,077,218
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	480,749	420,897
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	678,896	586,955
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	263,359	227,786
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	4,418,588	3,575,225
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,778,786	1,443,165
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,348,693	1,091,272
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	360,589	291,539
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	282,026	229,518
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,324	12,543
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	13,916,900	11,221,482
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,182,400	1,775,400
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,066,232	1,655,068
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,731,094	1,415,291
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,525,770	1,242,180
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	350,642	283,497
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	552,489	544,207
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	617,457	570,106
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	144,242	133,316
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	131,740	121,020
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	99,507	91,969
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	96,572	89,256
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	50,867	47,094
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	451,415	416,375
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	8,031,715	6,996,370
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	626,125	540,731
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,072,184	1,675,377
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	180,889	147,381
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	32,154	26,077
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	31,546	25,732
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	23,088	18,833
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,028,731	839,132
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,013,925	823,252
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	975,590	796,394
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	26,938	22,023
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	125,938	115,730
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	164,986	152,334
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	2,325,581	2,024,563
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	24,472,870	19,786,511
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	523,312	419,341
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	452,576	369,164
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	153,804	125,458
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	40,499	32,845
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	30,773	25,102
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	24,040	19,609
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	20,034	16,342
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	25,229,177	20,358,571
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,611,524	4,494,876
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,946,239	2,403,234
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,694,171	2,195,098
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,884,865	1,535,120
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,418,233	1,145,766
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	669,229	545,887
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	657,979	535,271
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	649,763	531,227
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	602,095	491,126
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	59,994	48,974
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	41,222	33,702
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	153,145	133,892
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	16,071,619	12,983,988
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,057,048	1,661,854
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	586,404	473,746
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	400,928	323,903
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	173,145	138,691
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	27,336	22,375
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	14,244,768	11,472,494
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,268,461	1,859,589
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	509,929	412,282
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	7,916,396	7,287,050
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	145,389	134,376
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	10,198,331	8,866,281
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	2,927,234	2,551,298
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	14,228,642	11,495,078
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	1,031,744	839,332
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	68,929	56,225
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	167,092	154,278
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2040	808,447	707,614
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	9,801,927	8,513,563
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	109,786	95,967
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	4,953,966	4,013,062
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	996,997	798,603
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	72,086	66,490
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2040	497,740	435,657
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,576,354	1,369,066
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (b)	10,341,133	8,377,047
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,065,017	1,683,134
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,700,081	1,386,749
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,034,401	2,450,493
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,128,720	1,724,413
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	976,549	788,633
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	363,199	296,146
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	94,918	76,890
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	19,349	15,674
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2031	291,736	277,845
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	2,008,241	1,756,828
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	641,046	554,731
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	268,663	232,513
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	13,043,692	10,566,310
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	5,742,346	4,651,705
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	110,390	89,477
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	6,640,871	5,362,971
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,456,100	1,166,348
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	182,943	147,740
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	159,237	130,188
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2040	238,001	208,103
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	434,023	375,864
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	5,634,181	4,564,084
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	50,230	40,580
Fannie Mae Mortgage pass-thru certificates 2.02% 1/1/2032	3,974,840	3,519,257
Fannie Mae Mortgage pass-thru certificates 2.07% 5/1/2032	443,451	387,257
Fannie Mae Mortgage pass-thru certificates 2.11% 1/1/2032	4,878,626	4,341,082
Fannie Mae Mortgage pass-thru certificates 2.14% 8/1/2036	352,052	285,651
Fannie Mae Mortgage pass-thru certificates 2.2% 10/1/2026	161,427	160,119
Fannie Mae Mortgage pass-thru certificates 2.39% 3/1/2032	217,615	196,125
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	458,984	441,173
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	6,203,883	5,328,906
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	279,879	237,695
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	15,647,407	13,328,079
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	3,297,291	2,810,613
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,926,369	2,469,747
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	796,107	668,153
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	708,766	603,488
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	412,849	346,494
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	350,692	299,807
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	2,300,013	1,947,595
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	436,374	420,253
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	315,858	288,669
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2035	386,485	366,595
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	293,657	270,846
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	470,763	414,271
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	247,546	217,855
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2046	212,854	182,967
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	10,314,863	8,840,746
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	10,376,567	8,789,866
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	344,524	295,072
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	20,569,414	17,372,682
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,696,632	1,447,801
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	880,809	743,921
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	765,659	650,495
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	495,131	425,299
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	218,861	213,713
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	61,431	60,139
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	289,683	278,977
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	111,380	106,531
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	28,695	27,446
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	4,452	4,270
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,828,079	1,628,941
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,135,618	1,012,930
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	319,803	286,002
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	481,763	410,354
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	902,210	764,252
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	450,738	387,730
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	392,308	337,468
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	32,943,936	27,824,056
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,696,186	5,680,630
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,367,253	3,732,202
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,517,997	2,988,849
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,043,102	2,585,383
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,656,549	1,404,278
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	360,615	309,642
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	74,220	63,428
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	812,804	781,264
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	201,939	193,142
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	2,060,791	1,978,520
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	749,481	637,219
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	15,192,901	12,893,465
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,837,277	3,260,105
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,182,383	1,862,310
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,513,081	1,291,169
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	834,374	704,702
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	244,060	235,038
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	166,774	157,997
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	923,035	872,152
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	310,180	278,258
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	177,410	156,514
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	122,201	107,628
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	4,452,723	3,770,457
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	4,163,662	3,577,733
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	13,636	11,581
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	10,825	9,281
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	7,477,015	6,319,671
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,576,423	3,080,957
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,151,793	2,683,636
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,175,527	1,006,796
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	200,375	171,113
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	2,528,532	2,393,888
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	97,936	88,387
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	190,410	172,088
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	448,617	394,376
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	143,020	127,477
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	57,861	50,835
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	2,815,927	2,394,138
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	552,391	472,757
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	6,612,436	5,599,250
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	567,664	485,828
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	505,900	430,439
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	37,347	31,951
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,490,901	2,122,467
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,975,472	1,682,042
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,801,935	1,543,854
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,495,052	1,274,383
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	921,486	787,779
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	524,027	447,827
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	440,528	376,195
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2062	941,272	766,160
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	195,673	190,456
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	437,750	422,720
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	437,489	420,730
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	4,966,230	4,583,796
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	293,330	262,916
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	570,833	499,315
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	35,360	31,625
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	6,120	5,330
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	5,325	4,695
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	16,983,797	14,381,465
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	3,890,186	3,346,389
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	2,247,748	1,903,338
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,762,694	1,477,734
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	561,453	480,513
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	11,869,214	10,083,943
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,598,563	3,921,255
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,661,077	3,124,137
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,142,001	1,819,818
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,908,870	1,633,087
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,680,617	1,434,134
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,448,556	1,222,528
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,374,534	1,178,097
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	192,444	164,340
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	98,438	84,524
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	555,621	536,540
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	532,142	513,299
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	479,044	462,343
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	474,568	457,763
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	470,720	454,061
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	393,053	379,537
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	1,097,308	1,037,505
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	404,623	382,065
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	70,089	63,209
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	3,560,780	3,188,282
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	224,217	201,045
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	168,122	151,527
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	207,495	182,979
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	4,329,456	3,705,313
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	94,466	81,255
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	4,241,426	3,599,489
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	2,311,226	1,961,423
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	583,472	499,540
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,083,280	11,973,790
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,009,876	5,924,839
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,100,361	5,156,105
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,922,883	2,499,688
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,765,511	2,364,237
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,725,026	2,330,478
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,112,283	1,806,452
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	5,411,499	4,612,765
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	3,812,227	3,244,780
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	4,351,504	3,677,948
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	458,312	386,799
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	40,983	40,368
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	686,313	662,020
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	438,074	422,334
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	417,195	402,649
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	650,039	613,394
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2037	677,839	639,414
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2041	2,049,921	1,833,782
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	152,333	132,580
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	11,155	9,894
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	8,624,126	7,289,224
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	6,428,315	5,497,579
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	5,888,757	4,977,254
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,890,412	2,460,176
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	492,167	421,215
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	393,385	337,166
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	34,461	33,945
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	33,271	32,772
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	102,733	97,038
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	172,425	162,650
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	203,883	183,589
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	205,645	184,104
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	177,726	159,502
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	221,759	190,621
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	4,217,630	3,575,340
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,597,199	3,083,116
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,088,762	913,431
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	561,105	481,969
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	4,489,209	3,791,532
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2053	1,070,120	901,938
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	78,624	77,357
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	23,393	23,030
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	22,188	21,856
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	365,746	352,802
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	7,977,797	6,762,883
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	6,317,481	5,355,411
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	4,490,551	3,806,699
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,592,186	3,045,143
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,460,257	2,933,305
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,613,454	2,228,527
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,101,015	1,774,492
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	2,906,239	2,746,033
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	1,546,305	1,381,367
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	489,546	420,808
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,032,594	886,637
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	13,131,936	11,091,077
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	466,995	398,213
Fannie Mae Mortgage pass-thru certificates 2.51% 10/1/2030	737,087	681,588
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2027	304,283	298,256
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2028	349,383	337,133
Fannie Mae Mortgage pass-thru certificates 2.61% 6/1/2026	296,122	295,390
Fannie Mae Mortgage pass-thru certificates 2.66% 8/1/2029	634,224	604,297
Fannie Mae Mortgage pass-thru certificates 2.67% 4/1/2034	585,106	514,527
Fannie Mae Mortgage pass-thru certificates 2.69% 12/1/2028	438,078	422,690
Fannie Mae Mortgage pass-thru certificates 2.73% 7/1/2028	275,572	267,246
Fannie Mae Mortgage pass-thru certificates 2.83% 10/1/2027	595,000	584,233
Fannie Mae Mortgage pass-thru certificates 2.83% 4/1/2030	625,982	594,181
Fannie Mae Mortgage pass-thru certificates 2.835% 8/1/2029	465,159	443,507
Fannie Mae Mortgage pass-thru certificates 2.84% 11/1/2031	130,917	120,104
Fannie Mae Mortgage pass-thru certificates 2.87% 8/1/2031	211,800	198,477
Fannie Mae Mortgage pass-thru certificates 2.9% 5/1/2029	96,211	92,239
Fannie Mae Mortgage pass-thru certificates 2.97% 4/1/2028	170,204	166,398
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	317,918	311,973
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	28,989	28,147
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	127,745	123,047
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2041	198,433	186,815
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2042	273,809	255,040
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	724,812	661,157
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	494,549	450,922
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	220,633	201,806
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	207,531	189,930
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	187,833	171,870
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	147,788	135,146
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	134,972	122,896
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	130,543	119,228
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	106,745	97,830
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	47,647	43,500
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	40,409	36,862
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	5,398	4,902
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,863,665	1,667,771
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	552,688	488,548
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	1,292,968	1,140,495
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	12,636,458	11,091,020
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	3,684,408	3,239,563
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	669,055	585,139
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	234,821	206,470
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	40,670	40,343
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	185,163	168,952
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	131,564	119,903
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	97,078	88,534
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	331,933	302,209
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	236,371	214,945
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	4,808,214	4,281,775
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,019,297	3,544,066
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,772,548	1,569,613
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2028	5,249	5,182
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	51,934	50,191
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	39,299	38,089
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	135,506	132,175
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	421,798	386,193
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	100,188	91,752
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2043	7,454	6,795
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,465,593	1,311,541
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	875,727	783,677
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	754,162	674,890
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,904,980	1,692,837
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	520,156	459,792
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	254,626	224,599
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	3,241,611	2,887,708
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,754,059	2,436,172
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,155,110	1,899,622
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,042,280	1,809,741
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,251,875	1,105,031
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	38,000	33,804
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	32,031	28,494
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	11,908	11,746
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	300,710	292,550
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	251,770	244,856
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	176,823	169,823
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2035	119,033	114,581
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	268,358	245,172
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	266,313	242,671
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	246,889	225,185
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	157,414	143,813
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	86,753	79,393
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	575,724	524,533
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	129,242	115,657
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	98,216	87,892
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	346,566	316,362
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	638,957	564,806
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	387,092	342,170
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	2,360,801	2,082,404
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,142,824	2,763,367
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,774,183	2,447,904
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,571,122	1,385,357
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,127,429	997,296
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	882,694	781,912
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	17,934	17,840
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	226,835	222,485
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	212,920	207,789
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	94,617	92,432
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	889,492	810,686
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	261,689	239,899
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	53,926	49,558
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	35,491	32,482
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,461	11,422
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2044	532,430	485,546
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	246,827	222,469
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	14,626	13,180
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,163,722	1,034,127
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	637,103	567,547
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,851,426	4,265,678
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (b)	3,947,640	3,483,348
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,333,212	2,058,797
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,804,185	1,583,533
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	605,701	533,517
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	116,086	112,770
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	38,349	36,224
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,348,586	1,208,518
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	18,701,408	16,601,242
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	13,953,448	12,246,942
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,489,293	3,101,808
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,370,170	3,003,285
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,063,785	1,814,609
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,387,947	1,224,707
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,126,393	988,635
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,054,200	929,225
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	850,134	759,446
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	648,503	578,311
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	653,301	573,403
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2061	284,386	244,274
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	72,146	71,708
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	16,846	16,223
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	468,254	426,758
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	392,183	356,962
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	186,662	169,879
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	4,858	4,456
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	4,340,588	3,956,838
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	9,358,809	8,307,815
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	2,775,537	2,449,966
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,692,873	4,118,935
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,553,916	3,141,485
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,962,990	2,639,506
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,468,024	1,305,000
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	665	660
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	138,670	135,878
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037	335,280	320,330
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	230,995	209,254
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	204,476	186,290
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	103,460	94,252
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	36,078	33,000
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	444,986	399,032
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	282,413	250,963
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	222,742	196,406
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	3,779,762	3,341,121
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	1,756,279	1,542,584
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	620,302	551,999
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	66,236	64,806
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	161,129	146,711
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	68,681	62,909
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,139	7,530
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	5,560,300	4,941,092
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,574,634	3,148,628
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,774,499	1,572,450
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	9,049,452	7,993,608
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	613,838	537,231
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	394,486	348,953
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2062	560,382	479,414
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2063	2,392,758	2,044,044
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	421,426	408,389
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	269,213	263,395
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	12,590	11,995
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	50,486	47,602
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	280,656	256,427
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	486,850	442,455
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	254,838	231,945
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	199,865	182,133
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	190,347	173,184
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,838,596	2,518,935
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,637,564	2,341,366
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,916,835	1,700,976
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,724,592	1,530,920
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	2,129,921	1,887,403
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	2,486,441	2,190,120
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2028	37,097	36,671
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	21,271	19,833
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	254,803	231,624
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	196,706	179,032
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	47,622	43,397
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	30,479	27,742
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	281,935	252,564
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	4,453,359	3,951,855
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	3,441,747	3,031,577
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,216,172	1,077,696
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	594,553	524,626
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	8,878,558	7,887,046
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	79,552	77,091
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	67,059	64,960
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	471,131	458,344
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	376,226	344,742
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	160,054	147,328
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	132,491	121,289
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	129,669	118,829
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	87,075	79,734
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	67,414	61,215
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	39,190	35,409
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	148,284	132,836
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	3,959,786	3,522,527
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	381,854	342,671
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	6,435,278	5,668,354
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032	693,906	646,602
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032	182,845	170,087
Fannie Mae Mortgage pass-thru certificates 3.13% 3/1/2027	365,810	362,953
Fannie Mae Mortgage pass-thru certificates 3.13% 5/1/2032	336,436	313,675
Fannie Mae Mortgage pass-thru certificates 3.13% 7/1/2036	296,885	278,046
Fannie Mae Mortgage pass-thru certificates 3.16% 8/1/2033	429,760	390,717
Fannie Mae Mortgage pass-thru certificates 3.17% 1/1/2029	492,542	479,239
Fannie Mae Mortgage pass-thru certificates 3.19% 11/1/2027	250,000	246,800
Fannie Mae Mortgage pass-thru certificates 3.26% 5/1/2032	429,906	403,608
Fannie Mae Mortgage pass-thru certificates 3.27% 12/1/2028	235,566	230,419
Fannie Mae Mortgage pass-thru certificates 3.32% 3/1/2029	881,002	859,952
Fannie Mae Mortgage pass-thru certificates 3.35% 1/1/2029	217,841	213,097
Fannie Mae Mortgage pass-thru certificates 3.42% 5/1/2030	373,382	360,156
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	193,362	190,500
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	5,484	5,180
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	453,881	425,811
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	52,356	48,919
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	222,712	208,043
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	438,724	406,666
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	255,320	236,658
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	241,244	223,665
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,420,944	1,318,070
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	284,883	262,834
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	153,529	142,414
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	118,588	109,410
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	81,816	75,893
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	877,321	821,765
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	186,809	173,635
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,175,603	1,101,454
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,109,541	1,022,625
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	9,978,552	9,128,274
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	273,090	250,502
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2032	6,475	6,273
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	306,963	288,799
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	249,465	234,855
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	187,860	177,547
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	381,919	360,220
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	100,201	93,778
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	12,871	12,127
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	12,523	11,749
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	969,913	900,148
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	157,221	146,114
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	40,471	37,566
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	170,239	158,233
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	13,786	12,813
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2032	5,469	5,292
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	79,835	77,267
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	249,293	233,800
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	52,183	48,892
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,984	7,470
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	711,916	660,824
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	23,467	21,760
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	651,076	600,074
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	6,546,185	6,078,028
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	236,345	217,831
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	801,374	735,843
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2052	91,712	83,554
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	49,584	49,154
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	247,518	244,011
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	1,201	1,180
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	9,680	9,115
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,163,270	1,093,922
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	582,233	547,515
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	15,474	14,465
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	116,150	107,696
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	100,438	93,003
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,113,910	1,960,867
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,226,320	1,131,405
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	383,647	351,796
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	364,822	336,586
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	204,756	188,908
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	197,762	183,445
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	336,913	311,679
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	305,861	287,449
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	1,578,004	1,485,786
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	162,082	150,070
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	64,954	60,252
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	6,796,962	6,196,123
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	628,298	575,349
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	271,873	267,762
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	170,903	166,527
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	6,585	6,367
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	623,709	584,924
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	418,191	392,338
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	210,995	197,719
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	268,477	252,316
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	139,844	129,370
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	2,026,325	1,860,626
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	2,240,052	2,047,075
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	21,503	19,583
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	37,080	33,758
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2061	3,777,857	3,411,082
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	32,862	30,857
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	5,713	5,359
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	306,144	286,848
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	28,588	26,690
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	4,342	3,997
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	587,427	541,227
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	28,100	25,873
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	15,590,118	14,212,956
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2053	331,974	304,723
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	53,227	52,766
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2032	16,829	16,321
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	573,898	539,033
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	231,367	216,393
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	92,188	86,549
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	3,304	3,110
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	15,765	14,634
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	2,148,010	1,982,430
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,122,234	1,952,008
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	40,585	37,330
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	11,145,335	10,160,805
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	7,588,294	6,932,206
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,234,334	2,036,963
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	315,625	289,322
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	302,042	277,815
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2056	493,457	448,426
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	8,893	8,618
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	8,267	8,046
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	2,164	2,091
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	249,234	239,971
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2039	81,603	77,487
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	237,795	223,334
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	10,333	9,705
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	616,392	575,817
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	40,173	37,458
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	14,140	13,197
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	959,513	892,047
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	562,941	522,346
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	6,669	6,191
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	50,821	47,033
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	14,868	13,800
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	11,844	10,994
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	4,927	4,573
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,159,679	1,074,271
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	802,801	739,913
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	9,803,611	8,934,540
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	2,385,360	2,173,902
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2062	4,596,420	4,111,392
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	21,626	20,958
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	19,882	19,313
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	18,018	17,428
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	397,413	385,622
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	132,082	128,164
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	14,105	13,231
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	3,978	3,737
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	3,402	3,194
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	390,267	362,500
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	134,894	125,296
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	119,264	110,071
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	98,844	91,811
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	2,651,705	2,487,562
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	309,358	285,221
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	64,970	59,718
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,297,273	3,036,918
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,696,658	1,546,253
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	483,515	444,278
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2032	27,525	26,624
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	501,515	486,636
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,405,094	1,316,321
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	729,495	684,589
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	484,221	454,012
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	547,957	514,803
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	63,591	59,331
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	7,760	7,262
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,132	3,870
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	13,969	13,014
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	203,166	188,573
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	201,009	186,707
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	40,970	37,812
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2056	690,297	625,013
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	36,570	34,294
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,152	17,967
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	396,876	368,639
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	606,494	562,585
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	425,468	392,139
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	112,922	104,958
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	130,919	120,173
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	428,715	392,720
Fannie Mae Mortgage pass-thru certificates 3.53% 12/1/2026 (e)	267	265
Fannie Mae Mortgage pass-thru certificates 3.55% 8/1/2028	205,209	202,448
Fannie Mae Mortgage pass-thru certificates 3.67% 7/1/2033	2,000,000	1,904,846
Fannie Mae Mortgage pass-thru certificates 3.71% 9/1/2030	733,284	713,372
Fannie Mae Mortgage pass-thru certificates 3.75% 7/1/2033	4,000,000	3,820,461
Fannie Mae Mortgage pass-thru certificates 3.75% 9/1/2034	389,300	367,954
Fannie Mae Mortgage pass-thru certificates 3.77% 9/1/2032	2,000,000	1,923,892
Fannie Mae Mortgage pass-thru certificates 3.81% 12/1/2028	468,084	461,981
Fannie Mae Mortgage pass-thru certificates 3.83% 9/1/2032	6,000,000	5,791,533
Fannie Mae Mortgage pass-thru certificates 3.84% 10/1/2027	130,402	129,720
Fannie Mae Mortgage pass-thru certificates 3.88% 12/1/2028	8,433	8,341
Fannie Mae Mortgage pass-thru certificates 3.895% 2/1/2033	559,653	540,412
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2038	107,340	104,861
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	622,593	601,892
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	410,333	397,021
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	362,995	351,030
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	255,408	246,711
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	251,261	243,062
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	133,251	128,708
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,971	2,879
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	328,566	316,911
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	47,313	45,626
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	39,115	37,748
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	11,222	10,844
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	303,248	289,755
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	58,524	55,850
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	39,770	37,921
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	278,328	265,201
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	118,226	112,834
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	866,052	824,124
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	347,022	330,221
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	128,068	121,867
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	61,050	58,094
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	27,336	26,012
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	17,475	16,629
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	4,821,999	4,590,055
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	75,129	71,585
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2054	5,689,175	5,335,515
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2031	5,000,000	4,900,405
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	340,520	329,509
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	79,180	76,536
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	196,228	189,440
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	86,242	83,279
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	50,074	47,941
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,123,360	1,077,123
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	540,452	518,455
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	52,405	49,958
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,404,392	1,340,789
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	2,669,963	2,544,038
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	1,283,155	1,221,033
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	780,143	742,129
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	622,771	593,010
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	85,542	81,508
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	121,009	113,789
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,343,154	1,298,662
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,905	6,702
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	210,661	203,244
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	121,383	117,168
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	50,559	48,273
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	83,307	79,300
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	28,042	26,684
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	1,676,057	1,592,294
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	719,786	683,139
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	619,112	581,787
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	98,674	94,020
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	18,257	17,396
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	448,352	434,064
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	226,585	218,973
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	86,770	83,881
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	218,879	211,039
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	127,103	122,623
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	78,893	76,178
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	30,324	29,236
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,499	2,410
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	1,834	1,769
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	78,105	75,082
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	38,262	36,947
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	502,582	482,361
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	346,231	330,253
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	335,105	320,161
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	214,471	205,481
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	162,941	155,601
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	72,918	69,537
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	55,725	53,215
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	25,701	24,508
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	794,595	756,125
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	129,956	123,705
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	84,243	80,164
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	63,370	60,302
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	14,407	13,709
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	64,087	60,804
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,035,006	978,428
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	56,017	53,375
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	629,388	593,262
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	109,350	106,995
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	43,750	42,671
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	41,547	40,522
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	507,897	491,068
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	136,989	132,386
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	229,186	220,864
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2043	390,919	377,019
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	725,078	690,881
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	89,002	84,666
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	77,956	74,426
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	14,777	14,062
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	4,723	4,493
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	635,686	604,116
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	49,436	47,105
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053	6,332,623	5,963,206
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	776,026	751,999
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	317,572	307,647
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	70,439	68,286
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	200,173	193,312
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	94,036	90,604
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	1,109,846	1,062,711
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,874,709	1,807,877
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	588,781	564,154
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	191,935	183,440
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	320,218	305,115
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	285,278	271,734
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	66,666	63,417
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	56,587	54,024
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	1,499,025	1,424,109
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	1,073,561	1,012,863
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2056	9,949,685	9,322,625
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	248,115	239,104
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	98,583	95,123
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	62,777	60,580
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	50,662	48,874
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	39,426	38,016
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,548	21,731
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	17,668	17,030
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	6,066,894	5,807,569
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	131,901	125,699
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	85,315	81,455
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	435,905	415,346
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	107,767	102,516
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	100,785	95,874
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	24,011	22,841
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	257,749	245,190
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	8,928,499	8,391,293
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,091,586	1,032,939
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	204,305	194,286
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	140,652	131,981
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	482,724	453,357
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	210,093	203,200
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	1,380,762	1,344,550
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2042	2,891	2,786
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	184,489	176,075
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	142,649	135,998
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	456,683	435,144
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	105,288	100,651
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	2,271,734	2,162,461
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	178,982	170,261
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	2,141,012	2,031,336
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	22,324,113	20,980,440
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	8,059,218	7,626,856
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	146,499	137,999
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	84,591	79,392
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	505,142	489,086
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	416,218	403,374
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	164,868	159,521
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	31,861	30,619
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2043	94,953	91,685
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	95,477	91,314
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	63,178	60,203
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	22,411	21,382
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	16,518	15,760
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	1,575,980	1,500,666
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	76,673	73,008
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	21,404,584	20,162,624
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	88,391	82,959
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	339,402	318,861
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2037	2,705,956	2,648,686
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	53,367	51,934
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	98,988	95,242
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	21,169	20,350
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	30,989	29,724
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	116,639	111,492
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	28,008	26,748
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,265,856	1,209,318
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	245,588	233,851
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	15,398	14,604
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	6,461,005	6,084,098
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	2,462,879	2,319,975
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	707,302	663,831
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	656,668	617,951
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2053	615,128	579,052
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	106,642	103,106
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	58,036	55,741
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	22,647	21,734
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	17,461	16,744
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	275,440	262,191
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	221,587	210,998
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	243,807	231,166
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	33,613	31,934
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	286,356	272,045
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,701,186	2,541,078
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	293,072	275,518
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2059	272,185	252,968
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	299,730	291,486
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	95,196	92,051
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	154,513	147,867
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	68,872	66,020
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	56,243	53,669
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	1,522,720	1,453,758
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	180,561	173,728
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	90,730	86,394
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	148,468	141,048
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	71,312	67,949
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	470,749	442,949
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	126,343	120,355
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	82,148	77,408
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	25,788	24,211
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2062	1,159,307	1,072,749
Fannie Mae Mortgage pass-thru certificates 4.11% 4/1/2033	3,436,169	3,351,458
Fannie Mae Mortgage pass-thru certificates 4.24% 3/1/2033	5,244,879	5,167,729
Fannie Mae Mortgage pass-thru certificates 4.3% 12/1/2032	19,200,000	18,985,786
Fannie Mae Mortgage pass-thru certificates 4.32% 3/1/2030	1,900,000	1,886,903
Fannie Mae Mortgage pass-thru certificates 4.32% 7/1/2033	504,480	497,848
Fannie Mae Mortgage pass-thru certificates 4.33% 1/1/2033	728,127	721,312
Fannie Mae Mortgage pass-thru certificates 4.37% 10/1/2030	2,485,732	2,470,181
Fannie Mae Mortgage pass-thru certificates 4.37% 5/1/2033	487,100	482,133
Fannie Mae Mortgage pass-thru certificates 4.45% 10/1/2033	2,000,000	1,986,999
Fannie Mae Mortgage pass-thru certificates 4.48% 4/1/2033	446,114	444,695
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	80,469	79,454
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	74,462	73,507
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	208,536	204,982
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	36,610	36,057
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	47,701	46,726
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	31,641	30,995
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	145,165	141,657
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	8,195,075	7,886,881
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	6,360	6,284
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	51,835	51,159
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	51,364	50,743
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	43,504	42,923
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	42,178	41,736
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	16,845	16,626
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	820,457	810,336
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	152,891	150,529
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	81,110	79,876
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,205,754	1,186,040
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	118,383	117,482
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	3,183	3,114
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	68,266	66,936
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	39,965	38,874
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	5,145,826	4,978,035
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	2,749,151	2,659,509
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2030	1,106	1,103
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	62,593	61,730
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	37,901	37,413
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	19,434	19,172
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	17,146	16,928
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	13,887	13,710
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	238,714	235,536
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	95,839	94,681
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	21,421	21,222
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	980,137	967,697
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	42,125	41,473
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	15,992	15,783
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	343,110	338,244
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	59,090	58,033
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	4,160	4,088
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	79,172	77,778
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	101,608	99,629
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	85,656	83,988
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	287,648	280,695
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	672,043	650,340
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	191,586	189,309
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	315,292	311,229
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	184,682	182,405
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	99,159	97,916
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	41,610	41,065
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	29,480	29,053
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	9,303	9,153
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	4,190	4,129
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	7,114	6,982
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	113,931	111,605
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	10,481,429	10,122,464
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	4,255,089	4,122,991
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2061	179,262	171,960
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2038	55,903	55,529
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2039	185,723	183,761
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	588,998	581,485
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	323,057	318,915
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	237,232	234,294
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	21,111	20,839
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042	11,259	11,090
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	532,637	524,157
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	7,595	7,465
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	386,674	380,375
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	54,127	53,022
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	906,768	883,435
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	66,097	64,623
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2051	511,522	497,561
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	2,035,406	1,967,765
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	757,079	747,114
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	12,416	12,284
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2042	13,471	13,267
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,517	5,431
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	362,446	356,290
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	771,431	761,925
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	677,900	669,772
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	9,085	8,916
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,516	13,240
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	25,518	24,861
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	1,075,152	1,051,518
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2053	48,958	47,331
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	19,168	18,945
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	69,107	68,141
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	52,563	51,907
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	13,267	13,085
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	865	855
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2042	140,640	138,691
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	130,080	127,731
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2046	59,499	58,396
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	20,124	19,669
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	867,111	860,244
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	7,601	7,520
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	17,599	17,363
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2042	4,187	4,122
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	22,267	21,883
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	1,718	1,689
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	80,266	78,903
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	117,316	114,663
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	61,620	60,034
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	106,318	103,350
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	101,178	100,098
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	8,359	8,257
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	18,169	17,996
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	7,547	7,435
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	239,830	235,856
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	339,860	334,088
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	373,940	366,655
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	26,785	26,264
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	57,250	55,956
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2052	13,040,083	12,582,042
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	2,399,662	2,328,915
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	708,075	687,199
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	461	459
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	67,194	66,367
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	96,045	94,595
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	38,571	38,097
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	17,195	16,967
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	12,998	12,798
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	19,802	19,459
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	152,867	150,624
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	215,189	210,324
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,474,170	1,442,225
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	29,223	28,443
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	26,194	25,495
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,307	1,274
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	4,026,384	3,901,386
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	3,509,547	3,395,111
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	146,990	145,274
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	133,164	131,409
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	74,844	73,836
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	54,140	53,374
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	45,685	45,090
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	35,583	35,127
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	3,464	3,421
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	6,195	6,111
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2043	189,345	186,401
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	101,614	100,020
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	21,462	21,115
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	7,151	7,030
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,864	1,832
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	1,445,164	1,413,848
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	427,357	417,696
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	3,343,487	3,234,465
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	1,168,423	1,130,324
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	505,210	488,736
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	324,529	315,063
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	3,565,640	3,452,717
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	15,985	15,752
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	791,722	781,727
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	73,859	72,830
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	90,976	89,349
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	7,642	7,507
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	128,760	124,875
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	977,962	955,853
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	6,056,178	5,858,703
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	151,223	146,292
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053	646,293	631,076
Fannie Mae Mortgage pass-thru certificates 4.51% 10/1/2033	3,050,000	3,040,951
Fannie Mae Mortgage pass-thru certificates 4.51% 7/1/2033	2,938,829	2,931,302
Fannie Mae Mortgage pass-thru certificates 4.55% 9/1/2033	3,115,000	3,112,550
Fannie Mae Mortgage pass-thru certificates 4.7% 9/1/2033	3,907,344	3,942,313
Fannie Mae Mortgage pass-thru certificates 4.73% 10/1/2032	536,805	538,427
Fannie Mae Mortgage pass-thru certificates 4.8% 12/1/2030	1,975,876	1,992,255
Fannie Mae Mortgage pass-thru certificates 4.81% 9/1/2029	2,905,217	2,930,030
Fannie Mae Mortgage pass-thru certificates 4.83% 2/1/2034	2,429,000	2,470,669
Fannie Mae Mortgage pass-thru certificates 4.88% 12/1/2032	234,042	238,663
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2030	1,635	1,643
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2042	211,832	213,362
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2048	135,924	136,772
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	38,624	38,756
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	96,099	95,347
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	4,025,959	3,984,394
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	55,004	54,347
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033	50,859	51,176
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039	6,079	6,123
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	169,011	170,232
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	21,550	21,661
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,386,662	5,378,182
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	2,020,472	2,014,134
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,959,867	1,945,757
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	334,657	333,628
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	530,300	522,384
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	198,800	197,058
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	85,935	85,182
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	29,861	29,609
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	7,906,565	7,795,410
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	45,232	44,849
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	27,003	27,170
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	287,557	289,400
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,297,653	2,294,036
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,482,215	1,477,566
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	918,771	918,473
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	31,952	31,702
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	28,909	28,701
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	3,922,376	3,888,009
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	1,868,264	1,851,311
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2055	118,198	118,233
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2033	16,139	16,239
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2034	357,155	355,310
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,608,156	1,604,619
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	43,161	42,824
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2053	1,123,684	1,114,190
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	4,814,803	4,774,122
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	367,767	365,312
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2030	62,048	62,372
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	500,732	503,944
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	732,445	737,421
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	51,014	51,383
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	36,903	37,169
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	516,754	512,711
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	50,873	50,475
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	38,349	37,991
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	25,734	25,533
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	3,510,599	3,475,452
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	805,980	799,170
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	504,274	499,856
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	2,971,009	2,941,264
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	2,293,117	2,257,977
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	219,669	219,735
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	119,574	118,201
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	161,722	162,694
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	385,242	387,924
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	138,773	139,634
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	99,518	100,147
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	73,456	73,927
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	802,165	805,665
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	1,923,922	1,905,577
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	1,350,221	1,338,813
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	461,474	457,575
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	117,399	116,407
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	41,367	41,018
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	31,986	31,617
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	30,070	29,816
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	27,535	27,370
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	26,964	26,753
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	27,299	26,974
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2055	13,478,604	13,309,963
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	164,713	162,575
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	162,103	162,151
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	71,763	72,281
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	14,022	14,123
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	1,108,429	1,098,925
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	205,257	203,523
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	137,976	136,383
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	135,373	134,229
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	130,576	129,473
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	115,700	114,722
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	103,748	102,871
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	90,047	89,007
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	270,853	270,935
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2033	2,658	2,674
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	37,389	37,654
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	21,552	21,707
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	296,838	298,980
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	57,895	58,325
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	140,906	141,785
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	9,012,592	8,936,443
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	1,423,159	1,411,134
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	419,515	415,971
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	91,193	90,423
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	83,618	82,911
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	71,470	70,844
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	49,156	48,741
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	38,846	38,506
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	33,309	33,017
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	28,259	28,020
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	26,591	26,358
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	16,665	16,519
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	1,649,999	1,624,714
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	299,750	299,840
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2031	18,152	18,258
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	31,655	31,867
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	5,275,569	5,309,097
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	588,412	592,152
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	181,515	182,741
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	7,042	7,093
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	65,877	66,352
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	96,069	96,760
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	35,786	36,044
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	24,852	25,032
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	10,590	10,666
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	20,137	20,282
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2047	33,179	33,386
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	17,538	17,631
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	8,091,225	8,050,674
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	5,756,779	5,708,139
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	1,394,658	1,385,925
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	200,390	198,635
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	140,813	139,163
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	108,760	107,807
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	92,216	91,408
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	44,451	44,062
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	38,869	38,541
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	36,115	35,775
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	32,788	32,511
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	27,982	27,737
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2054	32,699	32,422
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	1,550,000	1,526,247
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2029	17,984	18,070
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	33,388	33,589
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	18,927	19,038
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	16,707	16,807
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	633,142	637,494
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	299,664	301,688
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	29,239	29,431
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036	42,820	43,099
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036	4,744	4,774
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	22,197	22,355
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	7,425	7,478
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	33,896	34,140
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	21,403	21,557
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	17,926	18,055
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	12,701	12,792
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	14,105,361	14,034,670
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	62,644	62,487
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	52,581	52,695
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	42,249	42,288
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	2,147,087	2,134,314
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	1,196,052	1,179,694
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	781,539	774,692
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	176,174	174,631
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	148,512	146,772
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	84,548	83,780
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	45,809	45,407
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	1,781,559	1,757,042
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	36,623	36,866
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	7,642	7,689
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	14,133	14,239
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,812	2,832
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	62,858	63,132
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	6,126,648	6,128,491
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,023,015	1,015,970
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	6,838,571	6,778,654
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	3,709,401	3,686,174
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	1,907,837	1,909,603
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	1,394,588	1,383,676
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	23,723	23,530
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	22,446	22,249
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033	52,858	53,183
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033	32,619	32,824
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2038	23,255	23,492
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	10,563	10,643
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	314,133	315,504
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	28,791	28,916
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	1,922,439	1,909,199
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	902,921	896,702
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	433,410	431,238
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	166,488	165,342
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	5,387,958	5,335,699
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	3,779,675	3,746,559
Fannie Mae Mortgage pass-thru certificates 5.1% 6/1/2029	2,520,474	2,557,751
Fannie Mae Mortgage pass-thru certificates 5.17% 8/1/2028	2,330,644	2,363,080
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (e)	123,695	123,981
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	183,058	187,628
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	98,357	100,770
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	2,593,084	2,627,757
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	86,899	87,697
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,845,138	2,905,409
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	605,319	609,687
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,173,848	2,200,877
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	541,976	553,287
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	2,257	2,310
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	19,591,362	19,853,324
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	1,261,283	1,278,936
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	1,553,857	1,568,900
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	396,311	400,124
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	2,578,603	2,602,929
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2055	15,682,260	15,769,435
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	26,323	26,932
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	2,733,399	2,766,532
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054 (i)	6,026,985	6,093,354
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	79,919	81,771
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,241,747	1,259,903
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	44,249	44,587
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	4,652,646	4,742,483
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2037	81,916	83,878
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	442,875	449,212
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	348,626	352,308
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	1,901,490	1,923,945
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	147,209	148,333
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,247,544	5,311,151
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	919,979	927,462
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	339,884	347,297
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	329,985	337,491
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	76,012	77,860
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	41,087	42,066
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	3,114,181	3,164,580
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	192,157	194,306
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	36,068	36,911
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,974,906	1,995,141
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,417,065	1,432,271
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,407,699	1,431,801
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	324,847	331,526
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	3,189,466	3,229,123
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	2,957,034	2,980,864
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	18,956	19,127
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	9,862,516	9,963,570
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	2,403,706	2,444,861
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,777,635	1,803,627
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	514,284	522,286
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	6,333,167	6,423,787
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	64,665	66,084
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2052	1,668,390	1,691,220
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	3,449,247	3,483,511
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,708,928	1,730,711
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,102,042	1,124,355
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	867,654	878,714
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	681,985	689,826
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,564,807	1,598,444
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	1,778	1,813
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	158,904	162,777
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2048	359,567	368,453
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	2,703,166	2,730,018
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,488,471	1,506,979
Fannie Mae Mortgage pass-thru certificates 5.81% 6/1/2031	261,000	268,200
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	121,473	125,805
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	24,485	25,407
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	25,051	26,020
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	2,217	2,306
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	1,788,895	1,852,832
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	47,564	49,238
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	20,963	21,710
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	2,499,468	2,591,927
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	2,075,795	2,154,528
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,441,309	1,489,148
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	910,680	945,221
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	8,994	9,268
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	25,208	26,125
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	116,658	120,218
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	435,860	456,307
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	314,794	323,561
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,783,803	1,854,805
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	3,608,451	3,735,280
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	154,448	159,104
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	2,658,734	2,736,728
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	3,837,270	3,948,613
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,431,296	1,466,216
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	934,536	955,759
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	607,091	621,437
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	181,305	186,236
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	8,676,200	8,988,333
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,688,024	1,753,104
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	659,151	685,388
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	253,424	263,670
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	111,165	113,671
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2039	114,944	119,356
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	4,834,185	4,984,305
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	31,199	32,088
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2040	137,613	143,112
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	89,067	91,436
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	2,632,530	2,729,705
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	443,033	461,636
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	24,647	25,628
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	24,613	25,608
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	24,529	25,506
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	30,852	31,731
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	8,303	8,537
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	66,645	68,621
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	9,170	9,529
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,238,288	1,271,227
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,392,030	1,445,698
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	871	897
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	255,714	262,916
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	3,854,086	3,974,974
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	870,761	906,305
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	854,443	890,656
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	414,765	432,343
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,282,151	2,356,781
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	34,642	35,966
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	694,125	712,644
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	2,934,331	3,010,094
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,090,777	2,168,607
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	1,099,377	1,145,283
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	699,277	729,132
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	17,295	17,830
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	44,345	45,872
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	2,846	2,958
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,010,072	3,121,183
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,586,365	1,644,427
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	642,924	659,374
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	591,014	603,661
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	285,811	292,275
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,141,008	1,165,031
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	42,234	43,929
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	21,272	21,985
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	36,318	37,412
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	487,230	505,941
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	4,044	4,203
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	1,709,296	1,760,934
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	623,962	646,803
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,101,407	2,168,633
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	820,863	849,368
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	762,233	792,097
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,979,531	4,102,800
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,667,917	3,809,329
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	675,080	702,584
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,117,903	4,227,150
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	3,856,781	3,997,942
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	497,394	513,734
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	40,557	42,146
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	20,091	20,872
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	11,442	11,815
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	186,463	191,828
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,012,333	1,053,893
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	3,338,756	3,465,391
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	3,354,213	3,453,919
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,294,470	1,341,418
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	214,239	219,885
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	56,346	58,232
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	1,993	2,069
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	298,183	307,284
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	2,417,365	2,489,563
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,214,248	1,253,094
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	73,665	75,435
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,469,352	1,529,215
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	17,042	17,789
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	222,205	228,060
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	213,375	218,997
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	4,382,161	4,624,245
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,537,995	2,656,787
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	192,357	201,405
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	16,169	16,916
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	886,894	936,997
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	217,966	228,321
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2052	73,160	76,602
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,603,712	1,686,793
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2052	48,549	50,832
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	319,927	337,711
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	82,503	86,054
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	598	625
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	24,072	25,156
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	521,125	544,417
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	907,827	945,141
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	1,982,884	2,091,805
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	47,512	50,348
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	41,446	43,591
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	1,294,029	1,365,515
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,365,628	2,496,312
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	527,935	552,232
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	2,323,997	2,412,075
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2053	1,542,350	1,622,011
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,529,106	1,613,101
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,200,325	1,250,224
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	1,249,062	1,318,064
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	6,025,842	6,354,962
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,313,655	1,368,265
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	998,531	1,049,636
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	927,889	980,598
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2053	732,546	765,803
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	598,900	631,854
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	3,017,146	3,185,708
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	2,371,563	2,507,022
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	2,038,466	2,147,255
Fannie Mae Mortgage pass-thru certificates 6.777% 2/1/2039 (e)	27,502	28,382
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	20,390	21,921
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,373,248	1,467,271
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	773,796	828,107
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	728,732	781,758
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	498,757	535,516
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	454,998	486,186
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	412,981	441,128
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	107,499	114,969
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	77,604	83,105
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	58,726	62,830
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	24,651	26,325
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	538,051	575,815
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	20,851	22,407
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	27,679	29,680
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	22,963	24,571
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	921,641	986,976
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	114,204	121,987
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	39,207	41,792
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	26,127	27,819
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	13,573	14,459
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	31,541	33,799
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	35,483	37,677
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,818	26,462
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,896	26,421
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,335	26,104
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	835,967	893,270
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	410,378	441,458
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	186,336	198,326
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	95,126	101,802
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	63,742	68,061
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	48,590	51,737
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	45,473	48,505
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	19,896	21,168
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	11,363	12,140
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,899	26,680
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,869	26,545
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,891	26,530
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	21,343	22,656
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	17,768	19,066
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	689,983	738,410
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	196,879	210,836
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	22,411	23,903
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	16,777	17,963
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	395,359	421,594
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	11,761	12,644
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	20,150	21,513
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	19,040	20,432
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	16,814	17,960
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	9,128	9,720
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	46,635	49,703
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,078	1,138
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	221,857	239,074
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	19,474	20,955
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	41,252	44,479
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	24,015	25,773
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	21,706	23,198
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	18,171	19,592
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	13,982	14,959
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	24,260	26,100
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	21,820	23,391
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	20,265	21,609
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	19,171	20,430
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	560,002	598,388
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	43,956	46,897
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	448,289	482,380
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	432,705	464,325
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	319,694	343,356
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	20,332	21,755
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2036	5,526	5,746
Fannie Mae Mortgage pass-thru certificates Series 1000, 2.5% 9/1/2051	698,535	592,157
Federal Home Loan Bank 5% 1/1/2056	224,774	224,842
Federal Home Loan Bank 5% 2/1/2056	195,935	195,993
Federal Home Loan Bank 6% 3/1/2056	1,314,331	1,367,981
Freddie Mac 7% 1/1/2055	20,467	21,888
Freddie Mac Gold Pool 1.5% 1/1/2036	1,934,401	1,744,602
Freddie Mac Gold Pool 1.5% 1/1/2037	906,524	814,320
Freddie Mac Gold Pool 1.5% 1/1/2051	2,949,151	2,259,955
Freddie Mac Gold Pool 1.5% 11/1/2035	1,518,891	1,369,861
Freddie Mac Gold Pool 1.5% 11/1/2035	41,597	37,516
Freddie Mac Gold Pool 1.5% 11/1/2050	2,965,718	2,275,430
Freddie Mac Gold Pool 1.5% 11/1/2050	226,303	175,044
Freddie Mac Gold Pool 1.5% 12/1/2035	2,581,742	2,328,427
Freddie Mac Gold Pool 1.5% 12/1/2036	308,017	276,688
Freddie Mac Gold Pool 1.5% 12/1/2040	306,452	259,399
Freddie Mac Gold Pool 1.5% 12/1/2050	144,976	112,138
Freddie Mac Gold Pool 1.5% 12/1/2050	32,817	25,415
Freddie Mac Gold Pool 1.5% 2/1/2036	43,517	39,247
Freddie Mac Gold Pool 1.5% 2/1/2041	1,802,672	1,523,434
Freddie Mac Gold Pool 1.5% 2/1/2051	1,472,125	1,128,099
Freddie Mac Gold Pool 1.5% 3/1/2036	650,518	585,674
Freddie Mac Gold Pool 1.5% 3/1/2036	289,312	260,473
Freddie Mac Gold Pool 1.5% 3/1/2041	535,401	452,122
Freddie Mac Gold Pool 1.5% 3/1/2051	53,810	41,689
Freddie Mac Gold Pool 1.5% 4/1/2036	47,313	42,597
Freddie Mac Gold Pool 1.5% 4/1/2041	1,203,879	1,015,885
Freddie Mac Gold Pool 1.5% 4/1/2051	38,169,331	29,213,630
Freddie Mac Gold Pool 1.5% 5/1/2036	3,446,444	3,113,672
Freddie Mac Gold Pool 1.5% 5/1/2036	48,390	43,566
Freddie Mac Gold Pool 1.5% 5/1/2051	1,173,370	898,061
Freddie Mac Gold Pool 1.5% 6/1/2036	49,159	44,259
Freddie Mac Gold Pool 1.5% 6/1/2051	891,884	682,620
Freddie Mac Gold Pool 1.5% 6/1/2051	863,329	660,766
Freddie Mac Gold Pool 1.5% 6/1/2051	125,820	97,478
Freddie Mac Gold Pool 1.5% 8/1/2035	1,269,481	1,147,302
Freddie Mac Gold Pool 1.5% 8/1/2036	67,207	60,403
Freddie Mac Gold Pool 1.5% 9/1/2036	1,750,701	1,573,455
Freddie Mac Gold Pool 2% 1/1/2032	449,742	428,517
Freddie Mac Gold Pool 2% 1/1/2051	758,460	613,221
Freddie Mac Gold Pool 2% 1/1/2051	401,331	324,480
Freddie Mac Gold Pool 2% 1/1/2051	366,910	296,650
Freddie Mac Gold Pool 2% 1/1/2051	173,236	140,929
Freddie Mac Gold Pool 2% 1/1/2051	120,619	98,124
Freddie Mac Gold Pool 2% 1/1/2052	766,680	627,534
Freddie Mac Gold Pool 2% 1/1/2052	369,451	300,782
Freddie Mac Gold Pool 2% 1/1/2052	131,468	107,484
Freddie Mac Gold Pool 2% 1/1/2052	40,414	32,587
Freddie Mac Gold Pool 2% 10/1/2041	33,497	28,997
Freddie Mac Gold Pool 2% 10/1/2050	2,488,954	2,016,228
Freddie Mac Gold Pool 2% 10/1/2051	4,327,462	3,523,130
Freddie Mac Gold Pool 2% 10/1/2051	226,604	184,628
Freddie Mac Gold Pool 2% 11/1/2041	1,503,662	1,301,101
Freddie Mac Gold Pool 2% 11/1/2050	20,337,026	16,455,359
Freddie Mac Gold Pool 2% 11/1/2050	1,926,520	1,579,882
Freddie Mac Gold Pool 2% 11/1/2050	17,405	14,083
Freddie Mac Gold Pool 2% 11/1/2050	15,118	12,369
Freddie Mac Gold Pool 2% 11/1/2051	2,576,000	2,077,082
Freddie Mac Gold Pool 2% 11/1/2051	2,310,480	1,875,984
Freddie Mac Gold Pool 2% 11/1/2051	1,156,701	942,431
Freddie Mac Gold Pool 2% 11/1/2051	830,601	675,701
Freddie Mac Gold Pool 2% 11/1/2051	319,600	260,396
Freddie Mac Gold Pool 2% 11/1/2051	188,541	153,615
Freddie Mac Gold Pool 2% 11/1/2051	27,033	21,654
Freddie Mac Gold Pool 2% 12/1/2035	211,348	194,877
Freddie Mac Gold Pool 2% 12/1/2050	732,597	592,768
Freddie Mac Gold Pool 2% 12/1/2051	6,155,877	4,957,839
Freddie Mac Gold Pool 2% 12/1/2051	3,367,212	2,741,358
Freddie Mac Gold Pool 2% 12/1/2051	24,471	19,976
Freddie Mac Gold Pool 2% 12/1/2051	17,732	14,497
Freddie Mac Gold Pool 2% 2/1/2036	2,659,602	2,446,504
Freddie Mac Gold Pool 2% 2/1/2036	135,700	125,421
Freddie Mac Gold Pool 2% 2/1/2036	115,620	106,753
Freddie Mac Gold Pool 2% 2/1/2042	745,135	643,578
Freddie Mac Gold Pool 2% 2/1/2051	7,104,603	5,744,128
Freddie Mac Gold Pool 2% 2/1/2052	14,821,977	11,937,368
Freddie Mac Gold Pool 2% 2/1/2052	5,505,250	4,482,006
Freddie Mac Gold Pool 2% 2/1/2052	5,363,672	4,363,390
Freddie Mac Gold Pool 2% 2/1/2052	1,369,294	1,111,792
Freddie Mac Gold Pool 2% 2/1/2052	202,021	164,788
Freddie Mac Gold Pool 2% 3/1/2036	105,796	97,683
Freddie Mac Gold Pool 2% 3/1/2036	13,497	12,424
Freddie Mac Gold Pool 2% 3/1/2037	325,676	300,599
Freddie Mac Gold Pool 2% 3/1/2041	353,899	309,521
Freddie Mac Gold Pool 2% 3/1/2051	9,891,506	7,997,361
Freddie Mac Gold Pool 2% 3/1/2051	3,338,772	2,699,424
Freddie Mac Gold Pool 2% 3/1/2051	1,480,064	1,198,956
Freddie Mac Gold Pool 2% 3/1/2051	298,913	243,822
Freddie Mac Gold Pool 2% 3/1/2051	237,430	193,671
Freddie Mac Gold Pool 2% 3/1/2051	33,146	27,037
Freddie Mac Gold Pool 2% 3/1/2051	20,004	16,317
Freddie Mac Gold Pool 2% 3/1/2052	1,799,826	1,453,486
Freddie Mac Gold Pool 2% 4/1/2042	1,003,595	874,755
Freddie Mac Gold Pool 2% 4/1/2051	57,934	46,804
Freddie Mac Gold Pool 2% 4/1/2052	9,443,930	7,605,980
Freddie Mac Gold Pool 2% 4/1/2052	1,144,839	930,263
Freddie Mac Gold Pool 2% 4/1/2052	39,261	32,013
Freddie Mac Gold Pool 2% 5/1/2036	302,549	279,347
Freddie Mac Gold Pool 2% 5/1/2036	179,927	166,129
Freddie Mac Gold Pool 2% 5/1/2041	5,462,568	4,747,369
Freddie Mac Gold Pool 2% 5/1/2051	12,325,562	9,957,612
Freddie Mac Gold Pool 2% 5/1/2051	8,622,622	7,025,350
Freddie Mac Gold Pool 2% 5/1/2051	826,423	674,109
Freddie Mac Gold Pool 2% 5/1/2051	230,335	186,659
Freddie Mac Gold Pool 2% 5/1/2051	24,047	19,683
Freddie Mac Gold Pool 2% 6/1/2035	16,324,832	15,088,242
Freddie Mac Gold Pool 2% 6/1/2036	1,797,014	1,654,153
Freddie Mac Gold Pool 2% 6/1/2036	725,365	669,740
Freddie Mac Gold Pool 2% 6/1/2050	35,188,195	28,504,919
Freddie Mac Gold Pool 2% 6/1/2050	2,950,781	2,406,939
Freddie Mac Gold Pool 2% 6/1/2052	69,935	56,477
Freddie Mac Gold Pool 2% 7/1/2035	1,951,068	1,801,447
Freddie Mac Gold Pool 2% 7/1/2041 (i)	5,757,570	5,005,556
Freddie Mac Gold Pool 2% 7/1/2041	32,147	27,897
Freddie Mac Gold Pool 2% 7/1/2051	611,887	494,142
Freddie Mac Gold Pool 2% 7/1/2051	448,154	365,417
Freddie Mac Gold Pool 2% 8/1/2050	7,488,232	6,065,996
Freddie Mac Gold Pool 2% 8/1/2050	240,111	195,707
Freddie Mac Gold Pool 2% 8/1/2050	15,058	12,283
Freddie Mac Gold Pool 2% 8/1/2051	1,686,621	1,362,066
Freddie Mac Gold Pool 2% 8/1/2051	614,527	497,810
Freddie Mac Gold Pool 2% 9/1/2050	24,316,485	19,698,067
Freddie Mac Gold Pool 2% 9/1/2050	2,043,272	1,659,025
Freddie Mac Gold Pool 2% 9/1/2050	20,595	16,683
Freddie Mac Gold Pool 2% 9/1/2051	5,275,391	4,260,250
Freddie Mac Gold Pool 2% 9/1/2051	949,995	760,953
Freddie Mac Gold Pool 2% 9/1/2051	230,557	187,992
Freddie Mac Gold Pool 2% 9/1/2051	230,212	187,711
Freddie Mac Gold Pool 2% 9/1/2051	39,300	32,044
Freddie Mac Gold Pool 2.5% 1/1/2041	341,454	306,453
Freddie Mac Gold Pool 2.5% 1/1/2042	1,765,826	1,573,023
Freddie Mac Gold Pool 2.5% 1/1/2043	104,768	92,574
Freddie Mac Gold Pool 2.5% 1/1/2051	579,550	490,749
Freddie Mac Gold Pool 2.5% 1/1/2052	7,703,632	6,583,433
Freddie Mac Gold Pool 2.5% 1/1/2052	6,501,210	5,486,781
Freddie Mac Gold Pool 2.5% 1/1/2052	819,233	699,083
Freddie Mac Gold Pool 2.5% 1/1/2052	657,190	560,189
Freddie Mac Gold Pool 2.5% 1/1/2052	139,376	117,629
Freddie Mac Gold Pool 2.5% 10/1/2031	36,033	34,798
Freddie Mac Gold Pool 2.5% 10/1/2035	3,069,806	2,914,973
Freddie Mac Gold Pool 2.5% 10/1/2041	853,837	761,628
Freddie Mac Gold Pool 2.5% 10/1/2050	4,326,344	3,714,818
Freddie Mac Gold Pool 2.5% 10/1/2051	3,620,886	3,085,313
Freddie Mac Gold Pool 2.5% 10/1/2051	495,205	423,196
Freddie Mac Gold Pool 2.5% 11/1/2031	376,218	362,306
Freddie Mac Gold Pool 2.5% 11/1/2032	772,409	738,764
Freddie Mac Gold Pool 2.5% 11/1/2041	436,303	390,166
Freddie Mac Gold Pool 2.5% 11/1/2041	151,313	135,478
Freddie Mac Gold Pool 2.5% 11/1/2046	394,979	339,953
Freddie Mac Gold Pool 2.5% 11/1/2050	3,160,189	2,704,610
Freddie Mac Gold Pool 2.5% 11/1/2050	908,653	769,709
Freddie Mac Gold Pool 2.5% 11/1/2050	214,512	184,057
Freddie Mac Gold Pool 2.5% 11/1/2051	462,036	390,230
Freddie Mac Gold Pool 2.5% 11/1/2051	395,372	331,579
Freddie Mac Gold Pool 2.5% 12/1/2050	1,151,343	987,882
Freddie Mac Gold Pool 2.5% 12/1/2051	4,653,105	3,929,957
Freddie Mac Gold Pool 2.5% 12/1/2051	2,934,113	2,492,787
Freddie Mac Gold Pool 2.5% 12/1/2051	334,006	280,114
Freddie Mac Gold Pool 2.5% 2/1/2043	104,641	92,206
Freddie Mac Gold Pool 2.5% 2/1/2050	338,296	287,624
Freddie Mac Gold Pool 2.5% 2/1/2051	9,089,704	7,793,518
Freddie Mac Gold Pool 2.5% 2/1/2051	5,545,624	4,695,899
Freddie Mac Gold Pool 2.5% 2/1/2052	2,327,061	1,982,134
Freddie Mac Gold Pool 2.5% 3/1/2028	50,978	50,381
Freddie Mac Gold Pool 2.5% 3/1/2030	64,472	62,910
Freddie Mac Gold Pool 2.5% 3/1/2032	1,471,897	1,413,980
Freddie Mac Gold Pool 2.5% 3/1/2051	12,952,130	10,967,548
Freddie Mac Gold Pool 2.5% 3/1/2051	479,521	407,245
Freddie Mac Gold Pool 2.5% 4/1/2037	45,937	43,362
Freddie Mac Gold Pool 2.5% 4/1/2042	304,181	271,109
Freddie Mac Gold Pool 2.5% 4/1/2051	7,961,663	6,741,742
Freddie Mac Gold Pool 2.5% 4/1/2051	3,631,971	3,104,974
Freddie Mac Gold Pool 2.5% 4/1/2052	11,089,842	9,383,677
Freddie Mac Gold Pool 2.5% 4/1/2052	2,645,739	2,261,844
Freddie Mac Gold Pool 2.5% 4/1/2052	1,601,984	1,366,033
Freddie Mac Gold Pool 2.5% 4/1/2052	641,717	550,209
Freddie Mac Gold Pool 2.5% 4/1/2052	429,266	366,845
Freddie Mac Gold Pool 2.5% 5/1/2041	509,229	456,468
Freddie Mac Gold Pool 2.5% 5/1/2050	2,579,854	2,189,395
Freddie Mac Gold Pool 2.5% 5/1/2051	2,475,483	2,092,311
Freddie Mac Gold Pool 2.5% 5/1/2051	423,822	365,372
Freddie Mac Gold Pool 2.5% 6/1/2031	394,826	382,002
Freddie Mac Gold Pool 2.5% 6/1/2041	846,163	756,496
Freddie Mac Gold Pool 2.5% 6/1/2041	358,535	320,513
Freddie Mac Gold Pool 2.5% 6/1/2051	1,452,574	1,227,734
Freddie Mac Gold Pool 2.5% 6/1/2051	353,907	303,219
Freddie Mac Gold Pool 2.5% 7/1/2030	128,581	125,225
Freddie Mac Gold Pool 2.5% 7/1/2031	201,972	195,160
Freddie Mac Gold Pool 2.5% 7/1/2032	468,341	449,180
Freddie Mac Gold Pool 2.5% 7/1/2050	4,559,341	3,916,306
Freddie Mac Gold Pool 2.5% 7/1/2050	2,683,040	2,297,086
Freddie Mac Gold Pool 2.5% 7/1/2050	950,479	806,624
Freddie Mac Gold Pool 2.5% 7/1/2051	2,483,209	2,119,017
Freddie Mac Gold Pool 2.5% 7/1/2051	1,719,755	1,453,560
Freddie Mac Gold Pool 2.5% 7/1/2052	2,918,174	2,447,328
Freddie Mac Gold Pool 2.5% 8/1/2031	347,120	335,226
Freddie Mac Gold Pool 2.5% 8/1/2041	121,885	109,014
Freddie Mac Gold Pool 2.5% 8/1/2051	4,570,763	3,906,120
Freddie Mac Gold Pool 2.5% 8/1/2051	16,933	14,492
Freddie Mac Gold Pool 2.5% 9/1/2041	263,717	236,704
Freddie Mac Gold Pool 3% 1/1/2033	234,276	226,345
Freddie Mac Gold Pool 3% 1/1/2036	318,667	306,549
Freddie Mac Gold Pool 3% 1/1/2037	890,364	845,846
Freddie Mac Gold Pool 3% 1/1/2043	236,905	216,469
Freddie Mac Gold Pool 3% 1/1/2043	114,611	104,766
Freddie Mac Gold Pool 3% 1/1/2043	84,943	77,804
Freddie Mac Gold Pool 3% 1/1/2047	3,877,499	3,474,188
Freddie Mac Gold Pool 3% 1/1/2052	1,341,344	1,179,394
Freddie Mac Gold Pool 3% 1/1/2052	1,209,787	1,067,123
Freddie Mac Gold Pool 3% 1/1/2052	1,118,860	983,772
Freddie Mac Gold Pool 3% 1/1/2052	557,726	490,388
Freddie Mac Gold Pool 3% 1/1/2052	322,979	283,983
Freddie Mac Gold Pool 3% 10/1/2028	56,466	55,841
Freddie Mac Gold Pool 3% 10/1/2042	259,253	236,755
Freddie Mac Gold Pool 3% 10/1/2042	45,878	41,932
Freddie Mac Gold Pool 3% 10/1/2049	5,368,000	4,745,044
Freddie Mac Gold Pool 3% 10/1/2049	1,891,386	1,671,891
Freddie Mac Gold Pool 3% 10/1/2051	1,486,416	1,316,240
Freddie Mac Gold Pool 3% 10/1/2051	515,614	460,127
Freddie Mac Gold Pool 3% 11/1/2042	64,877	60,116
Freddie Mac Gold Pool 3% 11/1/2046	705,082	631,744
Freddie Mac Gold Pool 3% 11/1/2048	2,309,692	2,063,306
Freddie Mac Gold Pool 3% 11/1/2049	6,291,327	5,602,506
Freddie Mac Gold Pool 3% 11/1/2049	5,024,443	4,474,330
Freddie Mac Gold Pool 3% 11/1/2049	683,744	604,396
Freddie Mac Gold Pool 3% 11/1/2050	173,926	153,415
Freddie Mac Gold Pool 3% 11/1/2051	2,251,413	2,004,208
Freddie Mac Gold Pool 3% 11/1/2051	581,045	511,799
Freddie Mac Gold Pool 3% 12/1/2030	57,080	55,705
Freddie Mac Gold Pool 3% 12/1/2032	198,784	193,389
Freddie Mac Gold Pool 3% 12/1/2032	146,198	141,736
Freddie Mac Gold Pool 3% 12/1/2042	429,102	392,545
Freddie Mac Gold Pool 3% 12/1/2042	54,265	49,873
Freddie Mac Gold Pool 3% 12/1/2046	6,813,857	6,111,513
Freddie Mac Gold Pool 3% 12/1/2046	315,291	282,497
Freddie Mac Gold Pool 3% 12/1/2050	1,423,487	1,255,623
Freddie Mac Gold Pool 3% 12/1/2051	4,522,361	3,983,409
Freddie Mac Gold Pool 3% 2/1/2033	67,977	66,441
Freddie Mac Gold Pool 3% 2/1/2043	301,021	276,382
Freddie Mac Gold Pool 3% 2/1/2043	130,311	120,348
Freddie Mac Gold Pool 3% 2/1/2043	59,381	54,606
Freddie Mac Gold Pool 3% 2/1/2043	49,759	45,551
Freddie Mac Gold Pool 3% 2/1/2043	43,489	40,146
Freddie Mac Gold Pool 3% 2/1/2043	28,850	26,451
Freddie Mac Gold Pool 3% 2/1/2050	10,982,072	9,779,673
Freddie Mac Gold Pool 3% 2/1/2050	3,493,152	3,104,146
Freddie Mac Gold Pool 3% 2/1/2050	2,156,566	1,920,449
Freddie Mac Gold Pool 3% 2/1/2052	6,624,398	5,814,235
Freddie Mac Gold Pool 3% 2/1/2052	6,327,122	5,563,202
Freddie Mac Gold Pool 3% 2/1/2052	1,530,949	1,364,286
Freddie Mac Gold Pool 3% 2/1/2052	1,008,645	888,440
Freddie Mac Gold Pool 3% 2/1/2052	231,786	203,801
Freddie Mac Gold Pool 3% 3/1/2032	203,047	197,306
Freddie Mac Gold Pool 3% 3/1/2033	244,014	236,119
Freddie Mac Gold Pool 3% 3/1/2043	348,464	318,349
Freddie Mac Gold Pool 3% 3/1/2043	69,246	63,450
Freddie Mac Gold Pool 3% 3/1/2045	84,373	75,942
Freddie Mac Gold Pool 3% 3/1/2050	2,357,589	2,083,991
Freddie Mac Gold Pool 3% 3/1/2052	15,176,038	13,490,740
Freddie Mac Gold Pool 3% 3/1/2052	6,390,074	5,618,553
Freddie Mac Gold Pool 3% 3/1/2052	675,043	600,501
Freddie Mac Gold Pool 3% 3/1/2052	576,156	510,914
Freddie Mac Gold Pool 3% 3/1/2052	568,279	499,666
Freddie Mac Gold Pool 3% 4/1/2029	151,094	149,024
Freddie Mac Gold Pool 3% 4/1/2032	22,946	22,359
Freddie Mac Gold Pool 3% 4/1/2032	7,624	7,424
Freddie Mac Gold Pool 3% 4/1/2034	438,357	422,948
Freddie Mac Gold Pool 3% 4/1/2043	28,962	26,532
Freddie Mac Gold Pool 3% 4/1/2045	556,022	504,113
Freddie Mac Gold Pool 3% 4/1/2045	5,135	4,642
Freddie Mac Gold Pool 3% 4/1/2046	11,746	10,551
Freddie Mac Gold Pool 3% 4/1/2046	10,620	9,559
Freddie Mac Gold Pool 3% 4/1/2050	2,378,181	2,102,194
Freddie Mac Gold Pool 3% 4/1/2052	17,825,405	15,637,003
Freddie Mac Gold Pool 3% 4/1/2052	1,299,336	1,158,699
Freddie Mac Gold Pool 3% 5/1/2046	183,919	165,363
Freddie Mac Gold Pool 3% 5/1/2046	28,845	25,924
Freddie Mac Gold Pool 3% 5/1/2051	545,723	481,198
Freddie Mac Gold Pool 3% 5/1/2052	2,883,880	2,536,589
Freddie Mac Gold Pool 3% 5/1/2052	2,626,977	2,303,236
Freddie Mac Gold Pool 3% 6/1/2029	35,447	34,978
Freddie Mac Gold Pool 3% 6/1/2031	85,519	83,398
Freddie Mac Gold Pool 3% 6/1/2031	32,629	31,834
Freddie Mac Gold Pool 3% 6/1/2031	18,969	18,492
Freddie Mac Gold Pool 3% 6/1/2031	11,237	10,985
Freddie Mac Gold Pool 3% 6/1/2031	10,951	10,667
Freddie Mac Gold Pool 3% 6/1/2031	8,483	8,260
Freddie Mac Gold Pool 3% 6/1/2031	7,237	7,074
Freddie Mac Gold Pool 3% 6/1/2042	191,840	176,066
Freddie Mac Gold Pool 3% 6/1/2045	556,924	503,908
Freddie Mac Gold Pool 3% 6/1/2045	178,461	161,572
Freddie Mac Gold Pool 3% 6/1/2046	184,953	166,004
Freddie Mac Gold Pool 3% 6/1/2048	7,617,847	6,881,393
Freddie Mac Gold Pool 3% 6/1/2050	2,126,065	1,891,295
Freddie Mac Gold Pool 3% 6/1/2051	2,711,565	2,388,414
Freddie Mac Gold Pool 3% 6/1/2052	1,816,864	1,597,501
Freddie Mac Gold Pool 3% 6/1/2052	1,815,232	1,591,527
Freddie Mac Gold Pool 3% 6/1/2052	269,174	237,684
Freddie Mac Gold Pool 3% 7/1/2032	34,389	33,420
Freddie Mac Gold Pool 3% 7/1/2037	123,053	117,335
Freddie Mac Gold Pool 3% 7/1/2045	520,319	469,081
Freddie Mac Gold Pool 3% 7/1/2050	1,580,165	1,402,713
Freddie Mac Gold Pool 3% 7/1/2052	5,824,685	5,159,652
Freddie Mac Gold Pool 3% 8/1/2029	54,963	54,138
Freddie Mac Gold Pool 3% 8/1/2032	50,954	49,501
Freddie Mac Gold Pool 3% 8/1/2032	29,790	28,940
Freddie Mac Gold Pool 3% 8/1/2043	224,040	204,119
Freddie Mac Gold Pool 3% 8/1/2046	34,206	30,755
Freddie Mac Gold Pool 3% 8/1/2049	393,375	349,076
Freddie Mac Gold Pool 3% 8/1/2050	1,735,440	1,535,127
Freddie Mac Gold Pool 3% 8/1/2050	725,266	644,725
Freddie Mac Gold Pool 3% 9/1/2049	21,206	18,938
Freddie Mac Gold Pool 3% 9/1/2051	517,187	456,036
Freddie Mac Gold Pool 3.05% 10/1/2032	6,301,000	5,827,650
Freddie Mac Gold Pool 3.19% 7/1/2033	5,913,997	5,488,398
Freddie Mac Gold Pool 3.5% 1/1/2032	53,326	52,314
Freddie Mac Gold Pool 3.5% 1/1/2043	8,734	8,157
Freddie Mac Gold Pool 3.5% 1/1/2044	1,251,030	1,176,635
Freddie Mac Gold Pool 3.5% 1/1/2044	628,737	589,741
Freddie Mac Gold Pool 3.5% 1/1/2046	301,006	279,319
Freddie Mac Gold Pool 3.5% 1/1/2047	1,908,248	1,751,608
Freddie Mac Gold Pool 3.5% 1/1/2047	87,480	80,809
Freddie Mac Gold Pool 3.5% 1/1/2048	779,119	718,087
Freddie Mac Gold Pool 3.5% 1/1/2052	2,296,969	2,099,090
Freddie Mac Gold Pool 3.5% 1/1/2053	26,035	23,711
Freddie Mac Gold Pool 3.5% 10/1/2032	13,464	13,065
Freddie Mac Gold Pool 3.5% 10/1/2034	3,739,957	3,635,785
Freddie Mac Gold Pool 3.5% 10/1/2042	125,650	117,924
Freddie Mac Gold Pool 3.5% 10/1/2042	53,356	50,598
Freddie Mac Gold Pool 3.5% 10/1/2045	363,203	337,392
Freddie Mac Gold Pool 3.5% 10/1/2045	176,407	164,131
Freddie Mac Gold Pool 3.5% 10/1/2045	6,619	6,158
Freddie Mac Gold Pool 3.5% 10/1/2047	568,720	524,818
Freddie Mac Gold Pool 3.5% 10/1/2047	6,304	5,859
Freddie Mac Gold Pool 3.5% 10/1/2051	3,118,880	2,855,068
Freddie Mac Gold Pool 3.5% 10/1/2051	2,634,249	2,419,662
Freddie Mac Gold Pool 3.5% 11/1/2033	341,090	330,825
Freddie Mac Gold Pool 3.5% 11/1/2042	399,845	375,461
Freddie Mac Gold Pool 3.5% 11/1/2044	673,526	625,561
Freddie Mac Gold Pool 3.5% 11/1/2045	823,788	767,058
Freddie Mac Gold Pool 3.5% 11/1/2046	908,355	839,087
Freddie Mac Gold Pool 3.5% 11/1/2047	404,873	371,721
Freddie Mac Gold Pool 3.5% 11/1/2047	39,155	36,394
Freddie Mac Gold Pool 3.5% 11/1/2052	4,879,274	4,445,211
Freddie Mac Gold Pool 3.5% 11/1/2052	2,726,722	2,485,003
Freddie Mac Gold Pool 3.5% 12/1/2033	55,772	54,393
Freddie Mac Gold Pool 3.5% 12/1/2042	79,263	75,257
Freddie Mac Gold Pool 3.5% 12/1/2045	402,363	373,570
Freddie Mac Gold Pool 3.5% 12/1/2045	39,353	36,513
Freddie Mac Gold Pool 3.5% 12/1/2046	1,933,246	1,795,489
Freddie Mac Gold Pool 3.5% 12/1/2046	724,424	669,181
Freddie Mac Gold Pool 3.5% 12/1/2046	187,783	174,402
Freddie Mac Gold Pool 3.5% 12/1/2047	733,189	676,591
Freddie Mac Gold Pool 3.5% 12/1/2047	9,429	8,764
Freddie Mac Gold Pool 3.5% 12/1/2052	41,605	37,917
Freddie Mac Gold Pool 3.5% 2/1/2029	53,792	53,403
Freddie Mac Gold Pool 3.5% 2/1/2034	1,426,597	1,391,790
Freddie Mac Gold Pool 3.5% 2/1/2034	396,649	382,759
Freddie Mac Gold Pool 3.5% 2/1/2043	1,352,057	1,268,715
Freddie Mac Gold Pool 3.5% 2/1/2043	39,650	37,426
Freddie Mac Gold Pool 3.5% 2/1/2052	7,322,742	6,691,901
Freddie Mac Gold Pool 3.5% 2/1/2052	514,871	472,125
Freddie Mac Gold Pool 3.5% 2/1/2053	305,431	280,264
Freddie Mac Gold Pool 3.5% 2/1/2053	26,241	23,898
Freddie Mac Gold Pool 3.5% 3/1/2032	1,427,080	1,399,209
Freddie Mac Gold Pool 3.5% 3/1/2042	302,496	284,349
Freddie Mac Gold Pool 3.5% 3/1/2046	4,218,109	3,932,464
Freddie Mac Gold Pool 3.5% 3/1/2046	438,901	408,596
Freddie Mac Gold Pool 3.5% 3/1/2046	18,975	17,547
Freddie Mac Gold Pool 3.5% 3/1/2047	259,171	240,731
Freddie Mac Gold Pool 3.5% 3/1/2048	55,204	51,029
Freddie Mac Gold Pool 3.5% 3/1/2052	3,157,901	2,894,735
Freddie Mac Gold Pool 3.5% 3/1/2052 (b)	2,639,154	2,420,456
Freddie Mac Gold Pool 3.5% 3/1/2052	2,377,324	2,176,980
Freddie Mac Gold Pool 3.5% 3/1/2052	603,319	551,344
Freddie Mac Gold Pool 3.5% 3/1/2052	545,203	498,235
Freddie Mac Gold Pool 3.5% 3/1/2052	89,910	81,827
Freddie Mac Gold Pool 3.5% 4/1/2042	199,063	187,404
Freddie Mac Gold Pool 3.5% 4/1/2042	167,398	158,073
Freddie Mac Gold Pool 3.5% 4/1/2043	1,406,975	1,313,935
Freddie Mac Gold Pool 3.5% 4/1/2043	175,576	164,742
Freddie Mac Gold Pool 3.5% 4/1/2043	18,819	17,878
Freddie Mac Gold Pool 3.5% 4/1/2043	5,325	4,976
Freddie Mac Gold Pool 3.5% 4/1/2045	65,551	61,010
Freddie Mac Gold Pool 3.5% 4/1/2046	1,424,280	1,321,364
Freddie Mac Gold Pool 3.5% 4/1/2047	919,140	843,692
Freddie Mac Gold Pool 3.5% 4/1/2052	1,428,319	1,314,199
Freddie Mac Gold Pool 3.5% 4/1/2052	615,105	559,809
Freddie Mac Gold Pool 3.5% 5/1/2033	266,051	259,913
Freddie Mac Gold Pool 3.5% 5/1/2034	171,828	167,352
Freddie Mac Gold Pool 3.5% 5/1/2034	65,367	63,630
Freddie Mac Gold Pool 3.5% 5/1/2038	30,839	29,696
Freddie Mac Gold Pool 3.5% 5/1/2043	134,392	125,773
Freddie Mac Gold Pool 3.5% 5/1/2045	350,116	325,972
Freddie Mac Gold Pool 3.5% 5/1/2046	4,902,700	4,563,754
Freddie Mac Gold Pool 3.5% 5/1/2046	1,198,860	1,113,090
Freddie Mac Gold Pool 3.5% 5/1/2046	293,052	271,671
Freddie Mac Gold Pool 3.5% 5/1/2046	82,577	76,306
Freddie Mac Gold Pool 3.5% 5/1/2046	11,673	10,781
Freddie Mac Gold Pool 3.5% 5/1/2047	571,241	524,351
Freddie Mac Gold Pool 3.5% 5/1/2052	11,633,561	10,605,904
Freddie Mac Gold Pool 3.5% 5/1/2052	2,336,320	2,141,622
Freddie Mac Gold Pool 3.5% 5/1/2052	1,278,112	1,173,198
Freddie Mac Gold Pool 3.5% 6/1/2032	1,373,181	1,345,223
Freddie Mac Gold Pool 3.5% 6/1/2042	278,663	262,251
Freddie Mac Gold Pool 3.5% 6/1/2042	21,088	19,761
Freddie Mac Gold Pool 3.5% 6/1/2045	416,322	387,903
Freddie Mac Gold Pool 3.5% 6/1/2045	131,419	122,746
Freddie Mac Gold Pool 3.5% 6/1/2045	67,005	62,555
Freddie Mac Gold Pool 3.5% 6/1/2045	5,197	4,806
Freddie Mac Gold Pool 3.5% 6/1/2046	22,333	20,755
Freddie Mac Gold Pool 3.5% 6/1/2046	8,755	8,075
Freddie Mac Gold Pool 3.5% 6/1/2052	243,882	224,397
Freddie Mac Gold Pool 3.5% 7/1/2032	2,280,802	2,233,740
Freddie Mac Gold Pool 3.5% 7/1/2032	433,731	425,025
Freddie Mac Gold Pool 3.5% 7/1/2032	134,949	132,016
Freddie Mac Gold Pool 3.5% 7/1/2043	53,465	50,035
Freddie Mac Gold Pool 3.5% 7/1/2044	37,106	34,603
Freddie Mac Gold Pool 3.5% 7/1/2045	261,271	242,850
Freddie Mac Gold Pool 3.5% 7/1/2045	12,469	11,693
Freddie Mac Gold Pool 3.5% 7/1/2046	397,380	369,560
Freddie Mac Gold Pool 3.5% 7/1/2046	13,682	12,724
Freddie Mac Gold Pool 3.5% 7/1/2046	11,800	10,974
Freddie Mac Gold Pool 3.5% 7/1/2046	10,332	9,602
Freddie Mac Gold Pool 3.5% 7/1/2046	8,851	8,178
Freddie Mac Gold Pool 3.5% 7/1/2047	94,474	87,900
Freddie Mac Gold Pool 3.5% 7/1/2051	4,839,091	4,434,310
Freddie Mac Gold Pool 3.5% 7/1/2052	10,672,342	9,726,259
Freddie Mac Gold Pool 3.5% 7/1/2052	397,561	365,672
Freddie Mac Gold Pool 3.5% 8/1/2034	131,246	127,761
Freddie Mac Gold Pool 3.5% 8/1/2034	111,578	108,558
Freddie Mac Gold Pool 3.5% 8/1/2042	274,642	258,028
Freddie Mac Gold Pool 3.5% 8/1/2045	153,032	142,187
Freddie Mac Gold Pool 3.5% 8/1/2046	118,662	109,651
Freddie Mac Gold Pool 3.5% 8/1/2046	35,223	32,768
Freddie Mac Gold Pool 3.5% 8/1/2047	147,047	136,814
Freddie Mac Gold Pool 3.5% 8/1/2047	17,640	16,396
Freddie Mac Gold Pool 3.5% 8/1/2047	11,372	10,581
Freddie Mac Gold Pool 3.5% 8/1/2049	8,213,873	7,580,702
Freddie Mac Gold Pool 3.5% 8/1/2051	3,574,415	3,284,358
Freddie Mac Gold Pool 3.5% 8/1/2052	281,551	259,056
Freddie Mac Gold Pool 3.5% 9/1/2032	4,695	4,557
Freddie Mac Gold Pool 3.5% 9/1/2042	1,901,247	1,783,693
Freddie Mac Gold Pool 3.5% 9/1/2042	1,884,545	1,770,180
Freddie Mac Gold Pool 3.5% 9/1/2042	44,671	42,416
Freddie Mac Gold Pool 3.5% 9/1/2046	1,674,264	1,557,054
Freddie Mac Gold Pool 3.5% 9/1/2046	917,161	853,527
Freddie Mac Gold Pool 3.5% 9/1/2046	100,888	93,226
Freddie Mac Gold Pool 3.5% 9/1/2047	5,364	4,986
Freddie Mac Gold Pool 3.5% 9/1/2048	110,110	101,644
Freddie Mac Gold Pool 3.5% 9/1/2052	2,736,944	2,493,464
Freddie Mac Gold Pool 3.55% 11/1/2032	427,905	407,754
Freddie Mac Gold Pool 3.85% 9/1/2032	509,042	492,998
Freddie Mac Gold Pool 4% 1/1/2032	23,890	23,591
Freddie Mac Gold Pool 4% 1/1/2036	814,268	800,699
Freddie Mac Gold Pool 4% 1/1/2038	139,849	136,994
Freddie Mac Gold Pool 4% 1/1/2044	156,430	150,212
Freddie Mac Gold Pool 4% 1/1/2044	136,737	131,391
Freddie Mac Gold Pool 4% 1/1/2046	56,101	53,681
Freddie Mac Gold Pool 4% 1/1/2048	173,220	165,036
Freddie Mac Gold Pool 4% 1/1/2050	178,524	169,434
Freddie Mac Gold Pool 4% 1/1/2053	5,377,078	5,056,682
Freddie Mac Gold Pool 4% 1/1/2053	691,586	650,377
Freddie Mac Gold Pool 4% 10/1/2039	132,885	128,849
Freddie Mac Gold Pool 4% 10/1/2040	191,226	185,021
Freddie Mac Gold Pool 4% 10/1/2040	147,154	142,516
Freddie Mac Gold Pool 4% 10/1/2041	62,478	60,367
Freddie Mac Gold Pool 4% 10/1/2042	15,501	15,073
Freddie Mac Gold Pool 4% 10/1/2042	13,234	12,758
Freddie Mac Gold Pool 4% 10/1/2042	11,054	10,627
Freddie Mac Gold Pool 4% 10/1/2045	71,664	68,803
Freddie Mac Gold Pool 4% 10/1/2045	48,574	46,466
Freddie Mac Gold Pool 4% 10/1/2052	9,583,026	9,015,010
Freddie Mac Gold Pool 4% 10/1/2052	5,903,651	5,540,809
Freddie Mac Gold Pool 4% 10/1/2052	1,231,380	1,167,627
Freddie Mac Gold Pool 4% 10/1/2052	646,158	608,262
Freddie Mac Gold Pool 4% 10/1/2052	229,584	215,904
Freddie Mac Gold Pool 4% 10/1/2052	108,993	102,567
Freddie Mac Gold Pool 4% 11/1/2041	135,056	130,758
Freddie Mac Gold Pool 4% 11/1/2042	1,554,176	1,502,928
Freddie Mac Gold Pool 4% 11/1/2042	2,618	2,571
Freddie Mac Gold Pool 4% 11/1/2045	214,943	205,585
Freddie Mac Gold Pool 4% 11/1/2051	32,682	31,140
Freddie Mac Gold Pool 4% 11/1/2053	890,112	834,848
Freddie Mac Gold Pool 4% 12/1/2040	131,196	127,051
Freddie Mac Gold Pool 4% 12/1/2043	126,034	121,119
Freddie Mac Gold Pool 4% 12/1/2045	233,759	223,528
Freddie Mac Gold Pool 4% 12/1/2045	13,847	13,243
Freddie Mac Gold Pool 4% 12/1/2047	1,485,572	1,415,381
Freddie Mac Gold Pool 4% 12/1/2052	216,752	203,837
Freddie Mac Gold Pool 4% 12/1/2054	137,762	129,090
Freddie Mac Gold Pool 4% 2/1/2042	134,608	129,936
Freddie Mac Gold Pool 4% 2/1/2042	44,841	43,381
Freddie Mac Gold Pool 4% 2/1/2043	26,119	25,084
Freddie Mac Gold Pool 4% 2/1/2044	47,468	45,612
Freddie Mac Gold Pool 4% 2/1/2044	23,956	22,951
Freddie Mac Gold Pool 4% 2/1/2045	871,252	837,957
Freddie Mac Gold Pool 4% 2/1/2046	620,407	594,949
Freddie Mac Gold Pool 4% 2/1/2046	57,406	54,861
Freddie Mac Gold Pool 4% 2/1/2046	18,108	17,400
Freddie Mac Gold Pool 4% 2/1/2046	12,558	12,238
Freddie Mac Gold Pool 4% 2/1/2048	31,589	30,086
Freddie Mac Gold Pool 4% 2/1/2052	15,562	14,803
Freddie Mac Gold Pool 4% 2/1/2052	12,414	11,828
Freddie Mac Gold Pool 4% 2/1/2056	10,968,183	10,276,934
Freddie Mac Gold Pool 4% 3/1/2052	1,165,260	1,098,649
Freddie Mac Gold Pool 4% 3/1/2053	674,572	634,377
Freddie Mac Gold Pool 4% 3/1/2053	217,405	205,266
Freddie Mac Gold Pool 4% 3/1/2056	10,945,711	10,255,879
Freddie Mac Gold Pool 4% 4/1/2038	89,681	87,559
Freddie Mac Gold Pool 4% 4/1/2042	9,455	9,095
Freddie Mac Gold Pool 4% 4/1/2043	1,602,313	1,545,360
Freddie Mac Gold Pool 4% 4/1/2043	41,968	40,437
Freddie Mac Gold Pool 4% 4/1/2043	20,653	20,076
Freddie Mac Gold Pool 4% 4/1/2046	141,207	135,029
Freddie Mac Gold Pool 4% 4/1/2052	677,933	636,267
Freddie Mac Gold Pool 4% 4/1/2052	220,239	206,703
Freddie Mac Gold Pool 4% 4/1/2052	18,300	17,404
Freddie Mac Gold Pool 4% 4/1/2052	16,298	15,501
Freddie Mac Gold Pool 4% 4/1/2056	10,951,207	10,261,028
Freddie Mac Gold Pool 4% 5/1/2037	2,178,671	2,134,195
Freddie Mac Gold Pool 4% 5/1/2038	1,238,683	1,209,525
Freddie Mac Gold Pool 4% 5/1/2043	5,647	5,432
Freddie Mac Gold Pool 4% 5/1/2045	124,738	120,581
Freddie Mac Gold Pool 4% 5/1/2046	132,100	126,233
Freddie Mac Gold Pool 4% 5/1/2052	2,945,245	2,774,353
Freddie Mac Gold Pool 4% 5/1/2052	40,765	38,362
Freddie Mac Gold Pool 4% 6/1/2042	4,846	4,665
Freddie Mac Gold Pool 4% 6/1/2043	185,611	178,488
Freddie Mac Gold Pool 4% 6/1/2045	47,616	45,613
Freddie Mac Gold Pool 4% 6/1/2047	2,094,642	1,998,946
Freddie Mac Gold Pool 4% 6/1/2047	1,931,430	1,842,586
Freddie Mac Gold Pool 4% 6/1/2052	1,499,261	1,426,676
Freddie Mac Gold Pool 4% 6/1/2052	149,513	140,600
Freddie Mac Gold Pool 4% 6/1/2052	86,362	81,044
Freddie Mac Gold Pool 4% 6/1/2052	79,723	75,097
Freddie Mac Gold Pool 4% 6/1/2052	17,725	16,885
Freddie Mac Gold Pool 4% 7/1/2042	290,811	280,093
Freddie Mac Gold Pool 4% 7/1/2043	21,941	21,050
Freddie Mac Gold Pool 4% 7/1/2045	199,747	192,485
Freddie Mac Gold Pool 4% 7/1/2048	967,009	923,434
Freddie Mac Gold Pool 4% 7/1/2048	122,376	116,556
Freddie Mac Gold Pool 4% 7/1/2049	5,773,070	5,493,574
Freddie Mac Gold Pool 4% 7/1/2052	1,078,592	1,013,986
Freddie Mac Gold Pool 4% 7/1/2052	21,422	20,406
Freddie Mac Gold Pool 4% 8/1/2044	12,540	12,023
Freddie Mac Gold Pool 4% 8/1/2044	12,146	11,723
Freddie Mac Gold Pool 4% 8/1/2045	221,731	212,717
Freddie Mac Gold Pool 4% 8/1/2046	324,587	310,169
Freddie Mac Gold Pool 4% 8/1/2046	12,488	11,921
Freddie Mac Gold Pool 4% 8/1/2052	7,351,126	6,917,699
Freddie Mac Gold Pool 4% 8/1/2052	6,293,883	5,913,356
Freddie Mac Gold Pool 4% 8/1/2052	5,417,905	5,098,462
Freddie Mac Gold Pool 4% 8/1/2052	2,318,532	2,181,105
Freddie Mac Gold Pool 4% 8/1/2052	799,462	750,326
Freddie Mac Gold Pool 4% 8/1/2052	787,649	739,240
Freddie Mac Gold Pool 4% 8/1/2052	85,202	80,232
Freddie Mac Gold Pool 4% 8/1/2052	16,584	15,798
Freddie Mac Gold Pool 4% 9/1/2040	84,602	81,908
Freddie Mac Gold Pool 4% 9/1/2041	105,973	102,462
Freddie Mac Gold Pool 4% 9/1/2042	167,553	161,717
Freddie Mac Gold Pool 4% 9/1/2043	91,227	88,373
Freddie Mac Gold Pool 4% 9/1/2043	1,819	1,786
Freddie Mac Gold Pool 4% 9/1/2046	24,216	23,117
Freddie Mac Gold Pool 4% 9/1/2051	26,232	24,995
Freddie Mac Gold Pool 4% 9/1/2052	904,160	850,568
Freddie Mac Gold Pool 4% 9/1/2052	238,678	224,755
Freddie Mac Gold Pool 4.17% 10/1/2034	585,106	569,375
Freddie Mac Gold Pool 4.5% 1/1/2042	409,903	405,256
Freddie Mac Gold Pool 4.5% 1/1/2049	333,221	326,729
Freddie Mac Gold Pool 4.5% 10/1/2040	7,834	7,739
Freddie Mac Gold Pool 4.5% 10/1/2041	216,552	213,937
Freddie Mac Gold Pool 4.5% 10/1/2042	2,408,038	2,378,432
Freddie Mac Gold Pool 4.5% 10/1/2044	737,758	727,781
Freddie Mac Gold Pool 4.5% 10/1/2044	195,588	192,720
Freddie Mac Gold Pool 4.5% 10/1/2046	219,698	215,681
Freddie Mac Gold Pool 4.5% 10/1/2048	80,995	78,882
Freddie Mac Gold Pool 4.5% 10/1/2048	8,548	8,376
Freddie Mac Gold Pool 4.5% 10/1/2052	10,727,100	10,377,320
Freddie Mac Gold Pool 4.5% 11/1/2052	2,069,192	2,001,722
Freddie Mac Gold Pool 4.5% 12/1/2040	420,074	415,296
Freddie Mac Gold Pool 4.5% 12/1/2043	49,442	48,771
Freddie Mac Gold Pool 4.5% 12/1/2044	86,523	85,295
Freddie Mac Gold Pool 4.5% 12/1/2044	56,650	55,783
Freddie Mac Gold Pool 4.5% 12/1/2045	211,506	208,820
Freddie Mac Gold Pool 4.5% 12/1/2045	141,631	140,188
Freddie Mac Gold Pool 4.5% 12/1/2047	78,632	76,826
Freddie Mac Gold Pool 4.5% 12/1/2048	3,676,211	3,596,368
Freddie Mac Gold Pool 4.5% 2/1/2041	123,216	121,769
Freddie Mac Gold Pool 4.5% 2/1/2041	94,554	93,484
Freddie Mac Gold Pool 4.5% 2/1/2041	50,444	49,897
Freddie Mac Gold Pool 4.5% 2/1/2041	45,414	44,900
Freddie Mac Gold Pool 4.5% 2/1/2041	22,278	22,007
Freddie Mac Gold Pool 4.5% 2/1/2042	20,755	20,494
Freddie Mac Gold Pool 4.5% 2/1/2044	61,125	60,193
Freddie Mac Gold Pool 4.5% 2/1/2044	38,519	37,995
Freddie Mac Gold Pool 4.5% 3/1/2041	124,348	122,903
Freddie Mac Gold Pool 4.5% 3/1/2041	101,905	100,728
Freddie Mac Gold Pool 4.5% 3/1/2041	41,123	40,647
Freddie Mac Gold Pool 4.5% 3/1/2044	61,264	60,341
Freddie Mac Gold Pool 4.5% 3/1/2044	41,938	41,308
Freddie Mac Gold Pool 4.5% 3/1/2044	40,474	39,886
Freddie Mac Gold Pool 4.5% 3/1/2044	28,572	28,148
Freddie Mac Gold Pool 4.5% 3/1/2044	22,955	22,602
Freddie Mac Gold Pool 4.5% 4/1/2041	286,020	282,734
Freddie Mac Gold Pool 4.5% 4/1/2041	196,206	193,952
Freddie Mac Gold Pool 4.5% 4/1/2044	1,461,547	1,439,451
Freddie Mac Gold Pool 4.5% 4/1/2048	308,967	302,740
Freddie Mac Gold Pool 4.5% 4/1/2048	52,359	51,012
Freddie Mac Gold Pool 4.5% 5/1/2039	131,775	130,570
Freddie Mac Gold Pool 4.5% 5/1/2041	5,658	5,592
Freddie Mac Gold Pool 4.5% 5/1/2044	59,086	58,226
Freddie Mac Gold Pool 4.5% 5/1/2053	2,866,161	2,777,182
Freddie Mac Gold Pool 4.5% 6/1/2039	89,079	88,160
Freddie Mac Gold Pool 4.5% 6/1/2047	164,595	161,072
Freddie Mac Gold Pool 4.5% 6/1/2047	128,086	125,585
Freddie Mac Gold Pool 4.5% 7/1/2041	64,570	63,815
Freddie Mac Gold Pool 4.5% 7/1/2044	20,590	20,276
Freddie Mac Gold Pool 4.5% 7/1/2047	225,259	220,930
Freddie Mac Gold Pool 4.5% 7/1/2047	148,680	145,498
Freddie Mac Gold Pool 4.5% 7/1/2047	102,743	100,736
Freddie Mac Gold Pool 4.5% 7/1/2052	525,274	508,146
Freddie Mac Gold Pool 4.5% 7/1/2052	284,415	275,141
Freddie Mac Gold Pool 4.5% 7/1/2053	1,249,500	1,211,100
Freddie Mac Gold Pool 4.5% 8/1/2052	11,040,967	10,680,952
Freddie Mac Gold Pool 4.5% 8/1/2052	10,262,364	9,927,737
Freddie Mac Gold Pool 4.5% 8/1/2052	3,702,536	3,587,592
Freddie Mac Gold Pool 4.5% 8/1/2052	453,985	439,182
Freddie Mac Gold Pool 4.5% 8/1/2054	3,559,996	3,443,925
Freddie Mac Gold Pool 4.5% 9/1/2039	41,013	40,629
Freddie Mac Gold Pool 4.5% 9/1/2041	777,199	768,119
Freddie Mac Gold Pool 4.5% 9/1/2042	501,544	495,795
Freddie Mac Gold Pool 4.5% 9/1/2042	12,728	12,563
Freddie Mac Gold Pool 4.5% 9/1/2044	119,544	117,758
Freddie Mac Gold Pool 4.5% 9/1/2046	145,890	143,223
Freddie Mac Gold Pool 4.5% 9/1/2053	3,823,729	3,708,607
Freddie Mac Gold Pool 5% 1/1/2035	5,120	5,160
Freddie Mac Gold Pool 5% 1/1/2040	11,073	11,168
Freddie Mac Gold Pool 5% 1/1/2041	11,975	12,077
Freddie Mac Gold Pool 5% 1/1/2053	783,560	781,102
Freddie Mac Gold Pool 5% 1/1/2053	37,647	37,353
Freddie Mac Gold Pool 5% 1/1/2053	33,013	32,755
Freddie Mac Gold Pool 5% 1/1/2054	4,834,830	4,792,468
Freddie Mac Gold Pool 5% 1/1/2054	27,098	26,835
Freddie Mac Gold Pool 5% 1/1/2056	985,488	970,386
Freddie Mac Gold Pool 5% 1/1/2056	561,299	553,645
Freddie Mac Gold Pool 5% 1/1/2056	233,729	230,786
Freddie Mac Gold Pool 5% 10/1/2033	86,424	87,086
Freddie Mac Gold Pool 5% 10/1/2052	4,543,258	4,536,106
Freddie Mac Gold Pool 5% 10/1/2052	71,104	70,614
Freddie Mac Gold Pool 5% 10/1/2052	29,530	29,222
Freddie Mac Gold Pool 5% 10/1/2052	25,332	25,150
Freddie Mac Gold Pool 5% 10/1/2052	22,410	22,176
Freddie Mac Gold Pool 5% 10/1/2052	20,428	20,363
Freddie Mac Gold Pool 5% 10/1/2053	8,611,240	8,527,717
Freddie Mac Gold Pool 5% 10/1/2053	1,319,969	1,307,166
Freddie Mac Gold Pool 5% 11/1/2035	659,080	664,549
Freddie Mac Gold Pool 5% 11/1/2052	4,003,310	3,974,489
Freddie Mac Gold Pool 5% 11/1/2052	751,943	750,760
Freddie Mac Gold Pool 5% 11/1/2052	549,404	549,226
Freddie Mac Gold Pool 5% 11/1/2052	447,997	446,494
Freddie Mac Gold Pool 5% 11/1/2052	346,751	345,588
Freddie Mac Gold Pool 5% 11/1/2052	23,125	22,959
Freddie Mac Gold Pool 5% 11/1/2053	22,698,778	22,478,618
Freddie Mac Gold Pool 5% 11/1/2053	9,601,502	9,517,376
Freddie Mac Gold Pool 5% 11/1/2054	82,521,184	81,488,705
Freddie Mac Gold Pool 5% 11/1/2055	15,935,997	15,691,790
Freddie Mac Gold Pool 5% 12/1/2039	905,950	912,364
Freddie Mac Gold Pool 5% 12/1/2047	101,955	102,715
Freddie Mac Gold Pool 5% 12/1/2052	1,286,530	1,284,504
Freddie Mac Gold Pool 5% 12/1/2052	542,108	540,069
Freddie Mac Gold Pool 5% 12/1/2052	465,360	463,072
Freddie Mac Gold Pool 5% 12/1/2052	381,516	380,677
Freddie Mac Gold Pool 5% 12/1/2052	233,444	232,566
Freddie Mac Gold Pool 5% 12/1/2052	156,434	155,210
Freddie Mac Gold Pool 5% 12/1/2052	113,142	112,257
Freddie Mac Gold Pool 5% 12/1/2052	104,417	103,522
Freddie Mac Gold Pool 5% 12/1/2052	62,561	62,072
Freddie Mac Gold Pool 5% 12/1/2052	28,540	28,317
Freddie Mac Gold Pool 5% 12/1/2053	2,842,203	2,817,300
Freddie Mac Gold Pool 5% 12/1/2053	1,015,775	1,006,875
Freddie Mac Gold Pool 5% 2/1/2034	102,850	103,623
Freddie Mac Gold Pool 5% 2/1/2038	128,050	129,180
Freddie Mac Gold Pool 5% 2/1/2041	26,957	27,188
Freddie Mac Gold Pool 5% 2/1/2053	1,675,035	1,656,276
Freddie Mac Gold Pool 5% 2/1/2053	211,096	208,969
Freddie Mac Gold Pool 5% 2/1/2053	42,535	42,170
Freddie Mac Gold Pool 5% 2/1/2056	17,110,703	16,848,495
Freddie Mac Gold Pool 5% 3/1/2038	54,019	54,494
Freddie Mac Gold Pool 5% 3/1/2041	54,939	55,411
Freddie Mac Gold Pool 5% 3/1/2041	54,689	55,158
Freddie Mac Gold Pool 5% 3/1/2041	6,192	6,223
Freddie Mac Gold Pool 5% 3/1/2053	972,461	966,676
Freddie Mac Gold Pool 5% 3/1/2053	919,303	911,822
Freddie Mac Gold Pool 5% 3/1/2053	799,246	790,295
Freddie Mac Gold Pool 5% 3/1/2056	8,975,000	8,837,465
Freddie Mac Gold Pool 5% 3/1/2056	3,856,313	3,815,656
Freddie Mac Gold Pool 5% 4/1/2040	18,199	18,356
Freddie Mac Gold Pool 5% 4/1/2041	22,579	22,773
Freddie Mac Gold Pool 5% 4/1/2053	7,178,807	7,118,152
Freddie Mac Gold Pool 5% 4/1/2053	80,793	80,110
Freddie Mac Gold Pool 5% 4/1/2053	39,188	38,736
Freddie Mac Gold Pool 5% 4/1/2053	31,357	31,092
Freddie Mac Gold Pool 5% 5/1/2041	48,673	49,089
Freddie Mac Gold Pool 5% 5/1/2053	1,389,802	1,378,059
Freddie Mac Gold Pool 5% 5/1/2053	149,015	147,710
Freddie Mac Gold Pool 5% 5/1/2053	38,860	38,532
Freddie Mac Gold Pool 5% 5/1/2053	25,025	24,736
Freddie Mac Gold Pool 5% 5/1/2054	1,686,652	1,689,268
Freddie Mac Gold Pool 5% 5/1/2056	403,776	397,967
Freddie Mac Gold Pool 5% 6/1/2040	45,388	45,778
Freddie Mac Gold Pool 5% 6/1/2040	6,791	6,850
Freddie Mac Gold Pool 5% 6/1/2041	226,850	228,800
Freddie Mac Gold Pool 5% 6/1/2041	60,578	61,096
Freddie Mac Gold Pool 5% 6/1/2052	2,432,872	2,420,679
Freddie Mac Gold Pool 5% 6/1/2052	1,236,256	1,237,401
Freddie Mac Gold Pool 5% 6/1/2052	4,660	4,649
Freddie Mac Gold Pool 5% 6/1/2053	1,619,803	1,605,610
Freddie Mac Gold Pool 5% 6/1/2053	226,974	224,985
Freddie Mac Gold Pool 5% 6/1/2053	197,847	195,293
Freddie Mac Gold Pool 5% 6/1/2053	115,092	114,084
Freddie Mac Gold Pool 5% 6/1/2053	84,473	83,484
Freddie Mac Gold Pool 5% 6/1/2053	63,462	62,906
Freddie Mac Gold Pool 5% 6/1/2053	59,767	59,243
Freddie Mac Gold Pool 5% 6/1/2053	46,820	46,453
Freddie Mac Gold Pool 5% 6/1/2053	29,174	28,899
Freddie Mac Gold Pool 5% 6/1/2054	59,789	59,302
Freddie Mac Gold Pool 5% 6/1/2055	1,065,901	1,050,233
Freddie Mac Gold Pool 5% 7/1/2035	100,780	101,581
Freddie Mac Gold Pool 5% 7/1/2040	10,902	10,998
Freddie Mac Gold Pool 5% 7/1/2041	44,213	44,592
Freddie Mac Gold Pool 5% 7/1/2041	39,566	39,915
Freddie Mac Gold Pool 5% 7/1/2041	25,042	25,257
Freddie Mac Gold Pool 5% 7/1/2041	24,996	25,209
Freddie Mac Gold Pool 5% 7/1/2041	24,558	24,769
Freddie Mac Gold Pool 5% 7/1/2041	20,054	20,196
Freddie Mac Gold Pool 5% 7/1/2041	11,034	11,126
Freddie Mac Gold Pool 5% 7/1/2052	81,659	81,250
Freddie Mac Gold Pool 5% 7/1/2052	73,157	73,225
Freddie Mac Gold Pool 5% 7/1/2052	21,597	21,393
Freddie Mac Gold Pool 5% 7/1/2053	2,759,117	2,737,529
Freddie Mac Gold Pool 5% 7/1/2053	517,467	512,934
Freddie Mac Gold Pool 5% 7/1/2053	215,987	214,095
Freddie Mac Gold Pool 5% 7/1/2053	138,864	137,648
Freddie Mac Gold Pool 5% 7/1/2053	134,592	133,413
Freddie Mac Gold Pool 5% 8/1/2039	197,657	199,416
Freddie Mac Gold Pool 5% 8/1/2040	2,985,745	3,005,020
Freddie Mac Gold Pool 5% 8/1/2040	86,501	87,244
Freddie Mac Gold Pool 5% 8/1/2040	46,570	46,984
Freddie Mac Gold Pool 5% 8/1/2052	2,065,010	2,050,789
Freddie Mac Gold Pool 5% 8/1/2052	179,205	178,228
Freddie Mac Gold Pool 5% 8/1/2052	21,530	21,381
Freddie Mac Gold Pool 5% 8/1/2053	8,586,460	8,511,228
Freddie Mac Gold Pool 5% 8/1/2053	559,321	554,421
Freddie Mac Gold Pool 5% 8/1/2053	184,153	182,367
Freddie Mac Gold Pool 5% 8/1/2053	60,548	59,932
Freddie Mac Gold Pool 5% 8/1/2053	30,866	30,624
Freddie Mac Gold Pool 5% 8/1/2053	26,467	26,235
Freddie Mac Gold Pool 5% 8/1/2053	25,900	25,673
Freddie Mac Gold Pool 5% 9/1/2038	42,179	42,550
Freddie Mac Gold Pool 5% 9/1/2038	28,214	28,462
Freddie Mac Gold Pool 5% 9/1/2040	56,024	56,506
Freddie Mac Gold Pool 5% 9/1/2043	22,666	22,771
Freddie Mac Gold Pool 5% 9/1/2052	7,249,817	7,199,889
Freddie Mac Gold Pool 5% 9/1/2052	154,093	153,148
Freddie Mac Gold Pool 5% 9/1/2052	111,282	110,140
Freddie Mac Gold Pool 5% 9/1/2052	91,981	91,020
Freddie Mac Gold Pool 5% 9/1/2052	7,191	7,169
Freddie Mac Gold Pool 5% 9/1/2053	4,841,437	4,794,479
Freddie Mac Gold Pool 5% 9/1/2053	412,580	408,578
Freddie Mac Gold Pool 5% 9/1/2053	36,218	35,727
Freddie Mac Gold Pool 5% 9/1/2053	27,471	27,217
Freddie Mac Gold Pool 5% 9/1/2055	5,138,018	5,060,888
Freddie Mac Gold Pool 5.5% 1/1/2053	1,959,250	1,982,999
Freddie Mac Gold Pool 5.5% 1/1/2055	2,660,208	2,689,128
Freddie Mac Gold Pool 5.5% 1/1/2055	2,127,984	2,167,976
Freddie Mac Gold Pool 5.5% 1/1/2056	6,951,278	7,076,810
Freddie Mac Gold Pool 5.5% 1/1/2056	3,201,152	3,246,957
Freddie Mac Gold Pool 5.5% 11/1/2052	20,629,610	20,905,455
Freddie Mac Gold Pool 5.5% 11/1/2053	3,046,583	3,075,895
Freddie Mac Gold Pool 5.5% 11/1/2055	33,252,721	33,437,566
Freddie Mac Gold Pool 5.5% 12/1/2038	14,269	14,637
Freddie Mac Gold Pool 5.5% 12/1/2052	710,955	719,573
Freddie Mac Gold Pool 5.5% 12/1/2052	663,977	671,569
Freddie Mac Gold Pool 5.5% 12/1/2054	15,329,997	15,434,376
Freddie Mac Gold Pool 5.5% 2/1/2053	2,076,705	2,100,450
Freddie Mac Gold Pool 5.5% 2/1/2054	452,971	457,471
Freddie Mac Gold Pool 5.5% 2/1/2055	1,172,482	1,180,465
Freddie Mac Gold Pool 5.5% 3/1/2053 (c)	10,236,686	10,459,935
Freddie Mac Gold Pool 5.5% 3/1/2053	225,433	228,306
Freddie Mac Gold Pool 5.5% 4/1/2054	1,305,553	1,317,298
Freddie Mac Gold Pool 5.5% 5/1/2053	2,909,441	2,956,527
Freddie Mac Gold Pool 5.5% 5/1/2056	726,864	733,744
Freddie Mac Gold Pool 5.5% 5/1/2056	408,143	411,305
Freddie Mac Gold Pool 5.5% 6/1/2041	49,203	50,405
Freddie Mac Gold Pool 5.5% 7/1/2054	8,557,012	8,625,971
Freddie Mac Gold Pool 5.5% 8/1/2053	1,645,585	1,661,160
Freddie Mac Gold Pool 5.5% 8/1/2055	4,277,133	4,358,383
Freddie Mac Gold Pool 5.5% 9/1/2052	1,268,142	1,285,099
Freddie Mac Gold Pool 5.5% 9/1/2053	6,627,052	6,755,260
Freddie Mac Gold Pool 5.5% 9/1/2054	516,742	526,558
Freddie Mac Gold Pool 6% 1/1/2053	6,145,809	6,293,831
Freddie Mac Gold Pool 6% 10/1/2054	2,701,401	2,808,927
Freddie Mac Gold Pool 6% 10/1/2055	1,017,314	1,044,121
Freddie Mac Gold Pool 6% 10/1/2055	707,189	725,823
Freddie Mac Gold Pool 6% 11/1/2038	386,467	398,263
Freddie Mac Gold Pool 6% 11/1/2053	1,701,102	1,741,302
Freddie Mac Gold Pool 6% 11/1/2053	1,072,791	1,099,568
Freddie Mac Gold Pool 6% 11/1/2053	730,518	753,888
Freddie Mac Gold Pool 6% 11/1/2053	727,880	746,048
Freddie Mac Gold Pool 6% 11/1/2054	91,295	93,402
Freddie Mac Gold Pool 6% 11/1/2055	143,939	147,975
Freddie Mac Gold Pool 6% 12/1/2052	1,245,853	1,281,233
Freddie Mac Gold Pool 6% 12/1/2055	4,075,608	4,235,285
Freddie Mac Gold Pool 6% 2/1/2028	776	792
Freddie Mac Gold Pool 6% 2/1/2038	17,038	17,746
Freddie Mac Gold Pool 6% 2/1/2040	750,976	778,826
Freddie Mac Gold Pool 6% 2/1/2054	520,595	533,590
Freddie Mac Gold Pool 6% 2/1/2054	265,920	272,038
Freddie Mac Gold Pool 6% 2/1/2055	1,462,892	1,525,235
Freddie Mac Gold Pool 6% 2/1/2055	670,130	697,013
Freddie Mac Gold Pool 6% 2/1/2056	1,458,043	1,507,035
Freddie Mac Gold Pool 6% 3/1/2054	56,905	58,419
Freddie Mac Gold Pool 6% 3/1/2056	2,904,912	3,011,460
Freddie Mac Gold Pool 6% 4/1/2040	1,927,533	1,983,956
Freddie Mac Gold Pool 6% 4/1/2053	933,342	954,772
Freddie Mac Gold Pool 6% 4/1/2054	4,422,343	4,594,223
Freddie Mac Gold Pool 6% 4/1/2054	66,974	69,113
Freddie Mac Gold Pool 6% 5/1/2054	6,460,540	6,723,751
Freddie Mac Gold Pool 6% 5/1/2055	1,057,732	1,096,116
Freddie Mac Gold Pool 6% 7/1/2037	943	980
Freddie Mac Gold Pool 6% 7/1/2039	6,127,437	6,312,545
Freddie Mac Gold Pool 6% 8/1/2037	19,856	20,598
Freddie Mac Gold Pool 6% 8/1/2052	1,083,411	1,116,632
Freddie Mac Gold Pool 6% 8/1/2053	6,454,940	6,616,056
Freddie Mac Gold Pool 6% 8/1/2055 (f)	6,016,693	6,252,419
Freddie Mac Gold Pool 6% 8/1/2055	3,475,282	3,607,095
Freddie Mac Gold Pool 6% 8/1/2055	2,405,245	2,462,211
Freddie Mac Gold Pool 6% 9/1/2038	29,783	31,010
Freddie Mac Gold Pool 6% 9/1/2052	1,762,358	1,814,057
Freddie Mac Gold Pool 6% 9/1/2054 (i)	14,363,293	14,948,473
Freddie Mac Gold Pool 6% 9/1/2054	13,052,095	13,521,654
Freddie Mac Gold Pool 6% 9/1/2054	1,218,517	1,268,161
Freddie Mac Gold Pool 6.5% 1/1/2054	3,244,539	3,416,680
Freddie Mac Gold Pool 6.5% 1/1/2054	770,088	811,162
Freddie Mac Gold Pool 6.5% 1/1/2054	32,332	33,974
Freddie Mac Gold Pool 6.5% 1/1/2054	26,217	27,723
Freddie Mac Gold Pool 6.5% 1/1/2054	17,042	17,786
Freddie Mac Gold Pool 6.5% 10/1/2053 (b)	749,324	788,143
Freddie Mac Gold Pool 6.5% 10/1/2053	730,095	769,058
Freddie Mac Gold Pool 6.5% 11/1/2054	104,004	109,425
Freddie Mac Gold Pool 6.5% 11/1/2054	71,705	74,831
Freddie Mac Gold Pool 6.5% 12/1/2053	298,205	314,781
Freddie Mac Gold Pool 6.5% 2/1/2053	98,849	103,367
Freddie Mac Gold Pool 6.5% 2/1/2055	849,126	896,353
Freddie Mac Gold Pool 6.5% 2/1/2055	221,967	233,556
Freddie Mac Gold Pool 6.5% 3/1/2032	141	142
Freddie Mac Gold Pool 6.5% 4/1/2054	102,396	107,476
Freddie Mac Gold Pool 6.5% 4/1/2054	48,779	51,451
Freddie Mac Gold Pool 6.5% 4/1/2055	336,984	354,323
Freddie Mac Gold Pool 6.5% 4/1/2056	705,176	745,784
Freddie Mac Gold Pool 6.5% 5/1/2053	12,983	13,630
Freddie Mac Gold Pool 6.5% 5/1/2054	140,198	147,054
Freddie Mac Gold Pool 6.5% 6/1/2053	58,812	61,595
Freddie Mac Gold Pool 6.5% 6/1/2054	2,845,074	3,001,355
Freddie Mac Gold Pool 6.5% 6/1/2054	911,536	963,886
Freddie Mac Gold Pool 6.5% 6/1/2054	29,530	31,302
Freddie Mac Gold Pool 6.5% 6/1/2054	17,793	18,768
Freddie Mac Gold Pool 6.5% 7/1/2054	55,553	58,111
Freddie Mac Gold Pool 6.5% 7/1/2054	37,069	38,679
Freddie Mac Gold Pool 6.5% 7/1/2054	21,929	23,189
Freddie Mac Gold Pool 6.5% 8/1/2054	600,863	629,522
Freddie Mac Gold Pool 6.5% 8/1/2054	228,885	241,418
Freddie Mac Gold Pool 6.5% 8/1/2054	149,816	156,573
Freddie Mac Gold Pool 6.5% 8/1/2054	66,758	69,971
Freddie Mac Gold Pool 6.5% 9/1/2039	171,231	180,189
Freddie Mac Gold Pool 6.5% 9/1/2053	509,457	537,442
Freddie Mac Gold Pool 6.5% 9/1/2053	382,072	401,866
Freddie Mac Gold Pool 6.5% 9/1/2054	1,089,219	1,151,434
Freddie Mac Gold Pool 6.5% 9/1/2054	177,368	185,614
Freddie Mac Gold Pool 7% 1/1/2054	1,789,381	1,911,896
Freddie Mac Gold Pool 7% 1/1/2054	1,747,697	1,870,362
Freddie Mac Gold Pool 7% 1/1/2054	1,431,395	1,529,512
Freddie Mac Gold Pool 7% 1/1/2054	957,926	1,025,459
Freddie Mac Gold Pool 7% 1/1/2054	526,901	563,182
Freddie Mac Gold Pool 7% 1/1/2054	18,283	19,543
Freddie Mac Gold Pool 7% 10/1/2053	6,520	6,922
Freddie Mac Gold Pool 7% 10/1/2055	22,178	23,782
Freddie Mac Gold Pool 7% 10/1/2055	21,280	22,812
Freddie Mac Gold Pool 7% 11/1/2053	83,822	89,764
Freddie Mac Gold Pool 7% 11/1/2055	128,252	137,805
Freddie Mac Gold Pool 7% 11/1/2055	105,506	113,464
Freddie Mac Gold Pool 7% 11/1/2055	85,793	92,464
Freddie Mac Gold Pool 7% 11/1/2055	54,026	58,328
Freddie Mac Gold Pool 7% 11/1/2055	27,217	29,012
Freddie Mac Gold Pool 7% 11/1/2055	24,875	26,530
Freddie Mac Gold Pool 7% 11/1/2055	24,573	26,229
Freddie Mac Gold Pool 7% 12/1/2053	199,582	212,424
Freddie Mac Gold Pool 7% 12/1/2053	78,254	83,323
Freddie Mac Gold Pool 7% 12/1/2053	20,363	21,799
Freddie Mac Gold Pool 7% 12/1/2053	13,889	14,858
Freddie Mac Gold Pool 7% 12/1/2054	24,643	26,160
Freddie Mac Gold Pool 7% 12/1/2055	24,837	26,373
Freddie Mac Gold Pool 7% 2/1/2054	885,356	945,697
Freddie Mac Gold Pool 7% 3/1/2054	37,066	39,778
Freddie Mac Gold Pool 7% 3/1/2054	18,809	20,066
Freddie Mac Gold Pool 7% 3/1/2054	15,168	16,182
Freddie Mac Gold Pool 7% 5/1/2055	22,188	23,650
Freddie Mac Gold Pool 7% 6/1/2054	1,712,677	1,834,088
Freddie Mac Gold Pool 7% 6/1/2054	1,556,073	1,663,222
Freddie Mac Gold Pool 7% 7/1/2054	17,271	18,494
Freddie Mac Gold Pool 7% 7/1/2054	13,890	14,845
Freddie Mac Gold Pool 7% 7/1/2054	12,012	12,819
Freddie Mac Gold Pool 7% 8/1/2054	744,870	798,837
Freddie Mac Gold Pool 7% 8/1/2054	254,485	274,315
Freddie Mac Gold Pool 7% 8/1/2054	22,198	23,676
Freddie Mac Gold Pool 7% 9/1/2054	885,858	946,788
Freddie Mac Gold Pool 7% 9/1/2055	5,406,745	5,791,717
Freddie Mac Gold Pool 7% 9/1/2055	24,765	26,580
Freddie Mac Gold Pool 7.5% 1/1/2032	1,009	1,040
Freddie Mac Gold Pool 7.5% 12/1/2036	994	1,022
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	1,182,050	1,225,683
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	2,100,037	2,176,244
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	876,623	924,776
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	812,526	858,428
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	245,536	260,347
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	102,370	108,249
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	1,905,529	2,013,774
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.8089%, 6.553% 10/1/2037 (e)(g)	920	955
Freddie Mac Non Gold Pool 2% 2/1/2052	326,798	264,730
Freddie Mac Non Gold Pool 4% 9/1/2040	374,556	362,367
Freddie Mac Non Gold Pool 4.5% 10/1/2053	3,710,328	3,589,345
Freddie Mac Non Gold Pool 5% 5/1/2053	962,577	956,850
Freddie Mac Non Gold Pool 5% 5/1/2053	553,343	548,840
Freddie Mac Non Gold Pool 5% 5/1/2053	31,238	30,993
Freddie Mac Non Gold Pool 5% 7/1/2053	5,293,338	5,270,117
Freddie Mac Non Gold Pool 5.5% 5/1/2053	3,754,768	3,829,615
Freddie Mac Non Gold Pool 5.5% 6/1/2053	1,859,484	1,891,321
Freddie Mac Non Gold Pool 5.5% 7/1/2053	2,742,232	2,789,182
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,917,697	3,993,343
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,556,737	1,576,093
Freddie Mac Non Gold Pool 5.5% 9/1/2054	1,339,156	1,359,992
Freddie Mac Non Gold Pool 6% 11/1/2054	1,361,126	1,410,945
Freddie Mac Non Gold Pool 6% 4/1/2054	459,374	471,594
Freddie Mac Non Gold Pool 6% 4/1/2054	281,280	288,762
Freddie Mac Non Gold Pool 6% 5/1/2054	753,288	772,796
Freddie Mac Non Gold Pool 6% 6/1/2053	573,566	594,738
Freddie Mac Non Gold Pool 6% 6/1/2053	487,762	504,853
Freddie Mac Non Gold Pool 6% 6/1/2053	311,731	323,141
Freddie Mac Non Gold Pool 6% 6/1/2054	847,734	869,689
Freddie Mac Non Gold Pool 6% 6/1/2054	360,052	369,377
Freddie Mac Non Gold Pool 6% 7/1/2053	1,473,780	1,528,182
Freddie Mac Non Gold Pool 6% 7/1/2053	951,670	986,502
Freddie Mac Non Gold Pool 6% 9/1/2053	1,472,701	1,519,814
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,410,361	1,484,748
Freddie Mac Non Gold Pool 6.5% 1/1/2055	115,392	122,019
Freddie Mac Non Gold Pool 6.5% 1/1/2055	55,255	57,986
Freddie Mac Non Gold Pool 6.5% 12/1/2054	29,450	30,982
Freddie Mac Non Gold Pool 6.5% 2/1/2055	118,050	124,829
Freddie Mac Non Gold Pool 6.5% 4/1/2055	99,381	104,552
Freddie Mac Non Gold Pool 6.5% 9/1/2053	250,597	261,973
Freddie Mac Non Gold Pool 7% 1/1/2055	19,734	21,082
Freddie Mac Non Gold Pool 7% 1/1/2055	14,929	15,921
Freddie Mac Non Gold Pool 7% 11/1/2055	51,446	54,826
Freddie Mac Non Gold Pool 7% 12/1/2053	20,567	21,975
Freddie Mac Non Gold Pool 7% 12/1/2054	20,691	22,218
Freddie Mac Non Gold Pool 7% 3/1/2055	27,917	29,735
Ginnie Mae 6.5% 6/20/2053	1,188,928	1,267,791
Ginnie Mae 6.5% 7/20/2053	1,111,957	1,185,714
Ginnie Mae I & II 6.5% 8/20/2055	2,594,281	2,768,309
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.575%, 5.077% 3/20/2072 (e)(g)(h)	582,247	606,002
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.65%, 5.161% 4/20/2072 (e)(g)(h)	986,473	1,030,696
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.654%, 5.164% 3/20/2072 (e)(g)(h)	585,473	611,309
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.688%, 5.198% 3/20/2072 (e)(g)(h)	1,378,092	1,441,101
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.7%, 5.21% 2/20/2072 (e)(g)(h)	1,034,967	1,081,152
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.702%, 5.202% 3/20/2072 (e)(g)(h)	353,379	369,511
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.728%, 5.23% 3/20/2072 (e)(g)(h)	384,824	401,725
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.741%, 5.249% 4/20/2072 (e)(g)(h)	593,728	624,094
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.744%, 5.255% 3/20/2072 (e)(g)(h)	892,443	936,034
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.769%, 5.259% 3/20/2072 (e)(g)(h)	966,846	1,014,698
Ginnie Mae I Pool 2.5% 1/20/2052	1,936,320	1,654,297
Ginnie Mae I Pool 2.5% 12/20/2051	2,959,828	2,528,732
Ginnie Mae I Pool 2.5% 12/20/2051	2,001,097	1,707,138
Ginnie Mae I Pool 2.5% 12/20/2051	1,573,978	1,344,730
Ginnie Mae I Pool 2.837% 7/20/2071 (e)(h)	2,598,548	2,332,201
Ginnie Mae I Pool 2.871% 8/20/2071 (e)(h)	977,453	875,817
Ginnie Mae I Pool 2.955% 5/20/2071 (e)(h)	1,397,774	1,254,761
Ginnie Mae I Pool 2.967% 6/20/2071 (e)	616,804	554,259
Ginnie Mae I Pool 3% 10/20/2054	5,360,733	4,778,842
Ginnie Mae I Pool 3% 11/15/2042	137,829	126,054
Ginnie Mae I Pool 3% 12/15/2042	41,101	37,575
Ginnie Mae I Pool 3% 12/20/2042	354,498	322,323
Ginnie Mae I Pool 3% 2/20/2050	1,136,146	1,010,673
Ginnie Mae I Pool 3% 2/20/2052	286,907	251,707
Ginnie Mae I Pool 3% 3/15/2045	138,609	125,531
Ginnie Mae I Pool 3% 3/20/2043	233,440	212,353
Ginnie Mae I Pool 3% 3/20/2043	96,566	87,944
Ginnie Mae I Pool 3% 3/20/2053	316,507	283,387
Ginnie Mae I Pool 3% 4/15/2043	127,149	116,199
Ginnie Mae I Pool 3% 4/20/2053	1,793,813	1,606,107
Ginnie Mae I Pool 3% 7/20/2052	8,073,161	7,190,537
Ginnie Mae I Pool 3% 8/15/2045	289,310	261,027
Ginnie Mae I Pool 3.042% 7/20/2071 (e)(h)	1,349,004	1,216,195
Ginnie Mae I Pool 3.5% 1/15/2042	272,425	255,960
Ginnie Mae I Pool 3.5% 1/15/2042	9,781	9,202
Ginnie Mae I Pool 3.5% 10/20/2052	5,942,952	5,405,628
Ginnie Mae I Pool 3.5% 11/15/2041	63,076	59,572
Ginnie Mae I Pool 3.5% 11/15/2041	26,186	24,642
Ginnie Mae I Pool 3.5% 11/15/2043	278,071	259,546
Ginnie Mae I Pool 3.5% 12/20/2049	64,778	59,706
Ginnie Mae I Pool 3.5% 12/20/2049	23,235	21,444
Ginnie Mae I Pool 3.5% 12/20/2049	20,166	18,550
Ginnie Mae I Pool 3.5% 12/20/2049	6,996	6,443
Ginnie Mae I Pool 3.5% 2/15/2042	156,816	146,766
Ginnie Mae I Pool 3.5% 2/15/2042	67,117	63,190
Ginnie Mae I Pool 3.5% 2/15/2042	55,486	52,261
Ginnie Mae I Pool 3.5% 2/15/2042	42,535	40,037
Ginnie Mae I Pool 3.5% 2/15/2042	29,860	28,150
Ginnie Mae I Pool 3.5% 2/20/2043	794,965	743,137
Ginnie Mae I Pool 3.5% 3/15/2042	1,346,352	1,263,974
Ginnie Mae I Pool 3.5% 3/15/2042	41,644	39,268
Ginnie Mae I Pool 3.5% 3/15/2042	28,001	26,398
Ginnie Mae I Pool 3.5% 3/15/2042	14,812	13,932
Ginnie Mae I Pool 3.5% 3/15/2042	7,992	7,518
Ginnie Mae I Pool 3.5% 3/15/2043	284,848	266,593
Ginnie Mae I Pool 3.5% 3/20/2043	348,571	325,845
Ginnie Mae I Pool 3.5% 3/20/2052	358,772	320,510
Ginnie Mae I Pool 3.5% 4/20/2053	5,149,911	4,720,097
Ginnie Mae I Pool 3.5% 5/15/2042	102,282	96,359
Ginnie Mae I Pool 3.5% 5/15/2042	71,926	67,761
Ginnie Mae I Pool 3.5% 5/15/2043	61,634	57,757
Ginnie Mae I Pool 3.5% 5/20/2046	73,375	67,652
Ginnie Mae I Pool 3.5% 5/20/2046	48,629	44,837
Ginnie Mae I Pool 3.5% 5/20/2046	37,034	34,146
Ginnie Mae I Pool 3.5% 5/20/2046	35,583	32,808
Ginnie Mae I Pool 3.5% 5/20/2046	31,669	29,199
Ginnie Mae I Pool 3.5% 5/20/2046	19,722	18,144
Ginnie Mae I Pool 3.5% 5/20/2053	1,429,344	1,309,604
Ginnie Mae I Pool 3.5% 6/20/2046	166,274	153,306
Ginnie Mae I Pool 3.5% 6/20/2046	46,282	42,672
Ginnie Mae I Pool 3.5% 6/20/2046	44,157	40,713
Ginnie Mae I Pool 3.5% 6/20/2046	42,658	39,331
Ginnie Mae I Pool 3.5% 6/20/2046	41,683	38,432
Ginnie Mae I Pool 3.5% 6/20/2046	30,893	28,406
Ginnie Mae I Pool 3.5% 6/20/2046	24,971	23,024
Ginnie Mae I Pool 3.5% 6/20/2046	16,643	15,361
Ginnie Mae I Pool 3.5% 7/15/2043	168,108	156,985
Ginnie Mae I Pool 3.5% 7/20/2046	4,695,436	4,338,554
Ginnie Mae I Pool 3.5% 7/20/2046	41,913	38,448
Ginnie Mae I Pool 3.5% 7/20/2052	8,890,659	8,092,379
Ginnie Mae I Pool 3.5% 8/20/2052	5,176,136	4,711,378
Ginnie Mae I Pool 3.5% 9/15/2043	450,184	420,294
Ginnie Mae I Pool 3.5% 9/20/2052	8,832,469	8,039,414
Ginnie Mae I Pool 3.75% 6/20/2046	28,150	26,234
Ginnie Mae I Pool 3.75% 7/20/2046	50,999	47,640
Ginnie Mae I Pool 4% 1/15/2042	13,305	12,775
Ginnie Mae I Pool 4% 1/15/2043	46,279	44,342
Ginnie Mae I Pool 4% 1/15/2047	19,193	18,216
Ginnie Mae I Pool 4% 1/15/2047	18,527	17,583
Ginnie Mae I Pool 4% 1/15/2047	14,256	13,531
Ginnie Mae I Pool 4% 1/15/2047	6,792	6,446
Ginnie Mae I Pool 4% 1/20/2048	84,284	79,703
Ginnie Mae I Pool 4% 10/15/2040	82,916	79,875
Ginnie Mae I Pool 4% 10/15/2040	7,847	7,558
Ginnie Mae I Pool 4% 10/15/2041	235,636	226,289
Ginnie Mae I Pool 4% 10/15/2041	91,063	87,579
Ginnie Mae I Pool 4% 10/15/2041	88,800	85,362
Ginnie Mae I Pool 4% 10/15/2041	52,015	49,985
Ginnie Mae I Pool 4% 10/15/2041	32,445	31,108
Ginnie Mae I Pool 4% 10/15/2041	9,436	9,084
Ginnie Mae I Pool 4% 10/15/2041	6,862	6,579
Ginnie Mae I Pool 4% 10/20/2052	16,004,136	15,074,176
Ginnie Mae I Pool 4% 11/15/2041	237,768	228,525
Ginnie Mae I Pool 4% 11/15/2042	16,222	15,551
Ginnie Mae I Pool 4% 11/20/2042	31,632	30,158
Ginnie Mae I Pool 4% 11/20/2052	2,305,380	2,171,420
Ginnie Mae I Pool 4% 12/15/2040	1,478,514	1,422,407
Ginnie Mae I Pool 4% 12/15/2040	42,804	41,140
Ginnie Mae I Pool 4% 12/15/2041	96,412	92,739
Ginnie Mae I Pool 4% 12/15/2041	77,546	74,457
Ginnie Mae I Pool 4% 12/15/2041	38,383	36,873
Ginnie Mae I Pool 4% 12/15/2041	5,223	5,019
Ginnie Mae I Pool 4% 12/15/2042	13,477	12,936
Ginnie Mae I Pool 4% 12/15/2046	3,676	3,491
Ginnie Mae I Pool 4% 12/20/2043	244,272	232,550
Ginnie Mae I Pool 4% 12/20/2047	89,253	84,402
Ginnie Mae I Pool 4% 12/20/2052	1,160,358	1,092,932
Ginnie Mae I Pool 4% 2/15/2041	32,001	30,812
Ginnie Mae I Pool 4% 2/15/2042	25,572	24,558
Ginnie Mae I Pool 4% 3/15/2041	14,540	14,004
Ginnie Mae I Pool 4% 3/15/2042	116,720	112,052
Ginnie Mae I Pool 4% 3/15/2042	24,784	23,755
Ginnie Mae I Pool 4% 4/15/2042	28,263	27,071
Ginnie Mae I Pool 4% 4/15/2043	9,290	8,920
Ginnie Mae I Pool 4% 4/15/2046	1,832,366	1,747,881
Ginnie Mae I Pool 4% 4/20/2047	1,417,179	1,341,030
Ginnie Mae I Pool 4% 4/20/2047	1,262,914	1,195,054
Ginnie Mae I Pool 4% 4/20/2048	275,832	260,839
Ginnie Mae I Pool 4% 4/20/2048	262,143	247,894
Ginnie Mae I Pool 4% 4/20/2052	234,654	220,285
Ginnie Mae I Pool 4% 5/20/2049	576,240	541,856
Ginnie Mae I Pool 4% 6/15/2041	26,244	25,232
Ginnie Mae I Pool 4% 6/15/2041	15,985	15,343
Ginnie Mae I Pool 4% 6/20/2046	22,853	21,593
Ginnie Mae I Pool 4% 6/20/2049	164,038	154,250
Ginnie Mae I Pool 4% 7/15/2041	9,208	8,849
Ginnie Mae I Pool 4% 7/15/2046	84,926	80,655
Ginnie Mae I Pool 4% 7/15/2046	12,901	12,252
Ginnie Mae I Pool 4% 7/15/2046	10,357	9,856
Ginnie Mae I Pool 4% 8/15/2040	62,590	60,315
Ginnie Mae I Pool 4% 8/15/2041	210,108	201,940
Ginnie Mae I Pool 4% 8/15/2041	10,373	9,993
Ginnie Mae I Pool 4% 8/15/2043	14,623	13,965
Ginnie Mae I Pool 4% 8/15/2046	54,234	51,507
Ginnie Mae I Pool 4% 8/20/2052	637,162	600,138
Ginnie Mae I Pool 4% 9/15/2041	106,510	102,370
Ginnie Mae I Pool 4% 9/15/2041	11,135	10,674
Ginnie Mae I Pool 4% 9/15/2041	1,355	1,308
Ginnie Mae I Pool 4.5% 1/15/2040	15,234	15,058
Ginnie Mae I Pool 4.5% 1/20/2053	395,666	384,100
Ginnie Mae I Pool 4.5% 10/20/2048	101,241	99,136
Ginnie Mae I Pool 4.5% 10/20/2052	10,863,247	10,552,474
Ginnie Mae I Pool 4.5% 11/20/2047	86,629	84,909
Ginnie Mae I Pool 4.5% 2/15/2040	1,224	1,209
Ginnie Mae I Pool 4.5% 2/20/2049	50,864	49,742
Ginnie Mae I Pool 4.5% 3/15/2040	18,713	18,494
Ginnie Mae I Pool 4.5% 3/15/2041	293,472	289,594
Ginnie Mae I Pool 4.5% 3/15/2041	237,781	234,920
Ginnie Mae I Pool 4.5% 3/15/2041	20,540	20,295
Ginnie Mae I Pool 4.5% 3/15/2041	7,672	7,580
Ginnie Mae I Pool 4.5% 3/20/2048	40,672	39,839
Ginnie Mae I Pool 4.5% 3/20/2048	31,325	30,683
Ginnie Mae I Pool 4.5% 4/15/2040	17,126	16,926
Ginnie Mae I Pool 4.5% 4/15/2040	3,113	3,076
Ginnie Mae I Pool 4.5% 4/15/2041	34,426	33,988
Ginnie Mae I Pool 4.5% 4/20/2048	116,733	114,342
Ginnie Mae I Pool 4.5% 4/20/2053	7,277,644	7,053,527
Ginnie Mae I Pool 4.5% 5/15/2039	7,058	6,980
Ginnie Mae I Pool 4.5% 5/15/2046	10,457	10,283
Ginnie Mae I Pool 4.5% 6/15/2040	54,297	53,665
Ginnie Mae I Pool 4.5% 6/15/2040	48,488	47,907
Ginnie Mae I Pool 4.5% 6/15/2040	39,435	38,971
Ginnie Mae I Pool 4.5% 6/20/2049	91,606	89,586
Ginnie Mae I Pool 4.5% 7/15/2040	99,125	97,958
Ginnie Mae I Pool 4.5% 7/15/2040	30,788	30,424
Ginnie Mae I Pool 4.5% 7/15/2040	28,187	27,846
Ginnie Mae I Pool 4.5% 7/15/2040	23,962	23,671
Ginnie Mae I Pool 4.5% 7/15/2040	8,223	8,125
Ginnie Mae I Pool 4.5% 7/15/2040	2,842	2,805
Ginnie Mae I Pool 4.5% 7/20/2048	169,165	165,648
Ginnie Mae I Pool 4.5% 7/20/2049	147,265	144,018
Ginnie Mae I Pool 4.5% 7/20/2049	110,612	108,174
Ginnie Mae I Pool 4.5% 7/20/2049	73,161	71,548
Ginnie Mae I Pool 4.5% 7/20/2049	66,761	65,289
Ginnie Mae I Pool 4.5% 7/20/2049	66,387	64,923
Ginnie Mae I Pool 4.5% 7/20/2049	43,894	42,926
Ginnie Mae I Pool 4.5% 7/20/2049	19,016	18,597
Ginnie Mae I Pool 4.5% 7/20/2052	2,638,305	2,561,180
Ginnie Mae I Pool 4.5% 8/15/2040	53,555	52,918
Ginnie Mae I Pool 4.5% 8/20/2049	212,386	207,704
Ginnie Mae I Pool 4.5% 8/20/2052	3,272,089	3,176,437
Ginnie Mae I Pool 4.5% 9/15/2040	35,047	34,617
Ginnie Mae I Pool 4.5% 9/20/2052	748,339	726,463
Ginnie Mae I Pool 5% 1/20/2035	687,478	692,238
Ginnie Mae I Pool 5% 10/15/2039	25,593	25,867
Ginnie Mae I Pool 5% 10/20/2038	9,136	9,208
Ginnie Mae I Pool 5% 10/20/2054	4,171,924	4,129,938
Ginnie Mae I Pool 5% 11/20/2052	4,506,680	4,481,041
Ginnie Mae I Pool 5% 12/15/2039	32,747	33,099
Ginnie Mae I Pool 5% 12/20/2048	66,792	67,053
Ginnie Mae I Pool 5% 2/20/2049	59,766	59,997
Ginnie Mae I Pool 5% 4/15/2040	226,317	228,745
Ginnie Mae I Pool 5% 4/15/2041	17,662	17,834
Ginnie Mae I Pool 5% 4/15/2041	9,527	9,628
Ginnie Mae I Pool 5% 4/15/2041	6,124	6,183
Ginnie Mae I Pool 5% 4/15/2049	63,423	63,811
Ginnie Mae I Pool 5% 4/20/2048	2,153,062	2,168,325
Ginnie Mae I Pool 5% 4/20/2048	37,070	37,308
Ginnie Mae I Pool 5% 5/15/2040	29,444	29,756
Ginnie Mae I Pool 5% 6/15/2040	17,617	17,807
Ginnie Mae I Pool 5% 6/20/2048	78,530	79,034
Ginnie Mae I Pool 5% 6/20/2049	96,604	96,976
Ginnie Mae I Pool 5% 6/20/2063	529,600	524,725
Ginnie Mae I Pool 5% 7/15/2039	18,863	19,071
Ginnie Mae I Pool 5% 7/15/2040	17,900	18,093
Ginnie Mae I Pool 5% 7/20/2049	25,293	25,391
Ginnie Mae I Pool 5% 8/15/2039	24,013	24,269
Ginnie Mae I Pool 5% 8/15/2040	47,644	48,156
Ginnie Mae I Pool 5% 8/15/2040	46,739	47,243
Ginnie Mae I Pool 5% 8/20/2048	53,401	53,677
Ginnie Mae I Pool 5% 8/20/2052	2,511,863	2,501,498
Ginnie Mae I Pool 5% 9/15/2039	21,136	21,362
Ginnie Mae I Pool 5% 9/15/2040	28,324	28,628
Ginnie Mae I Pool 5% 9/15/2040	18,456	18,656
Ginnie Mae I Pool 5% 9/15/2041	27,567	27,861
Ginnie Mae I Pool 5% 9/20/2052	2,997,361	2,984,992
Ginnie Mae I Pool 5.5% 1/15/2037	343	348
Ginnie Mae I Pool 5.5% 11/20/2052	969,521	986,943
Ginnie Mae I Pool 5.5% 5/20/2053	4,553,963	4,625,835
Ginnie Mae I Pool 5.5% 6/15/2036	3,718	3,811
Ginnie Mae I Pool 5.5% 6/20/2063	361,843	365,659
Ginnie Mae I Pool 5.5% 7/20/2053	2,542,954	2,605,139
Ginnie Mae I Pool 5.5% 7/20/2053	1,940,937	1,988,400
Ginnie Mae I Pool 5.5% 9/15/2038	24,221	24,808
Ginnie Mae I Pool 5.5% 9/20/2052	1,244,197	1,266,652
Ginnie Mae I Pool 5.5% 9/20/2054	2,394,455	2,418,776
Ginnie Mae I Pool 6% 10/20/2033	2,386	2,445
Ginnie Mae I Pool 6% 11/20/2032	3,324	3,396
Ginnie Mae I Pool 6% 12/20/2052	4,904,625	5,044,571
Ginnie Mae I Pool 6% 3/20/2035	2,567	2,636
Ginnie Mae I Pool 6% 4/20/2036	142	141
Ginnie Mae I Pool 6% 6/20/2053	788,591	829,821
Ginnie Mae I Pool 6% 6/20/2053	616,437	633,785
Ginnie Mae I Pool 6% 6/20/2063	604,400	617,679
Ginnie Mae I Pool 6% 7/20/2053	1,097,218	1,134,355
Ginnie Mae I Pool 6% 8/15/2036	30,524	31,521
Ginnie Mae I Pool 6% 9/20/2054	677,044	694,299
Ginnie Mae I Pool 7% 6/20/2032	2,295	2,350
Ginnie Mae I Pool 7% 8/20/2055	618,425	628,410
Ginnie Mae I Pool 7% 8/20/2055	480,883	492,554
Ginnie Mae II Pool 2% 1/20/2051	22,914,938	18,826,972
Ginnie Mae II Pool 2% 10/20/2050	23,703,936	19,482,623
Ginnie Mae II Pool 2% 10/20/2051	350,093	287,528
Ginnie Mae II Pool 2% 11/20/2050	6,976,884	5,734,406
Ginnie Mae II Pool 2% 12/20/2050	19,610,685	16,118,318
Ginnie Mae II Pool 2% 12/20/2051	7,370,112	6,053,000
Ginnie Mae II Pool 2% 2/20/2051	1,235,261	1,014,894
Ginnie Mae II Pool 2% 2/20/2052	12,415,658	10,196,857
Ginnie Mae II Pool 2% 3/20/2051	1,450,215	1,191,501
Ginnie Mae II Pool 2% 4/20/2052	5,130,917	4,213,971
Ginnie Mae II Pool 2% 5/20/2051	6,240,885	5,125,577
Ginnie Mae II Pool 2% 6/1/2056 (d)	50,501,000	41,444,888
Ginnie Mae II Pool 2% 7/20/2051	2,384,895	1,958,691
Ginnie Mae II Pool 2% 8/20/2051	38,391	31,530
Ginnie Mae II Pool 2% 9/20/2050	5,733,917	4,712,793
Ginnie Mae II Pool 2% 9/20/2051	4,290,088	3,523,407
Ginnie Mae II Pool 2.5% 1/20/2051	11,224,778	9,631,993
Ginnie Mae II Pool 2.5% 11/20/2049	232,434	199,960
Ginnie Mae II Pool 2.5% 11/20/2051	2,154,100	1,845,069
Ginnie Mae II Pool 2.5% 12/20/2046	339,263	294,228
Ginnie Mae II Pool 2.5% 12/20/2050	731,256	627,263
Ginnie Mae II Pool 2.5% 12/20/2051	9,066,064	7,765,433
Ginnie Mae II Pool 2.5% 3/20/2051	9,047,755	7,758,233
Ginnie Mae II Pool 2.5% 3/20/2052	5,970,235	5,113,736
Ginnie Mae II Pool 2.5% 4/20/2051	1,118,248	958,172
Ginnie Mae II Pool 2.5% 4/20/2052	454,835	389,584
Ginnie Mae II Pool 2.5% 5/20/2051	847,455	726,143
Ginnie Mae II Pool 2.5% 6/1/2056 (d)	97,560,000	83,498,015
Ginnie Mae II Pool 2.5% 6/20/2051	557,228	477,461
Ginnie Mae II Pool 2.5% 6/20/2052	2,174,427	1,864,009
Ginnie Mae II Pool 2.5% 6/20/2054	56,993	48,844
Ginnie Mae II Pool 2.5% 7/20/2051	4,787,733	4,102,373
Ginnie Mae II Pool 2.5% 7/20/2054	653,230	559,823
Ginnie Mae II Pool 2.5% 8/20/2046	96,627	83,996
Ginnie Mae II Pool 2.5% 8/20/2050	700,332	600,189
Ginnie Mae II Pool 2.5% 8/20/2051	9,486,341	8,128,381
Ginnie Mae II Pool 3% 1/20/2043	2,772,884	2,533,132
Ginnie Mae II Pool 3% 1/20/2044	697,090	635,204
Ginnie Mae II Pool 3% 1/20/2055	8,664,319	7,723,833
Ginnie Mae II Pool 3% 10/20/2046	2,242,155	2,025,226
Ginnie Mae II Pool 3% 10/20/2051	124,660	111,040
Ginnie Mae II Pool 3% 12/20/2042	955,533	872,887
Ginnie Mae II Pool 3% 12/20/2046	1,408,845	1,272,539
Ginnie Mae II Pool 3% 12/20/2049	819,121	732,448
Ginnie Mae II Pool 3% 12/20/2051	171,727	152,912
Ginnie Mae II Pool 3% 2/20/2043	335,766	306,630
Ginnie Mae II Pool 3% 2/20/2047	407,250	367,848
Ginnie Mae II Pool 3% 2/20/2052	1,433,701	1,276,621
Ginnie Mae II Pool 3% 3/20/2045	117,707	106,438
Ginnie Mae II Pool 3% 3/20/2050	1,356,715	1,210,614
Ginnie Mae II Pool 3% 4/20/2043	184,718	168,564
Ginnie Mae II Pool 3% 4/20/2045	60,168	54,390
Ginnie Mae II Pool 3% 4/20/2046	321,967	289,982
Ginnie Mae II Pool 3% 4/20/2052	5,374,611	4,783,655
Ginnie Mae II Pool 3% 5/20/2045	66,993	60,540
Ginnie Mae II Pool 3% 5/20/2046	472,498	425,321
Ginnie Mae II Pool 3% 5/20/2051	1,849,794	1,647,704
Ginnie Mae II Pool 3% 5/20/2052	23,397,466	20,833,979
Ginnie Mae II Pool 3% 6/1/2056 (d)	14,847,000	13,201,825
Ginnie Mae II Pool 3% 6/20/2045	64,195	57,995
Ginnie Mae II Pool 3% 6/20/2050	17,499	15,615
Ginnie Mae II Pool 3% 6/20/2051	2,500,119	2,225,809
Ginnie Mae II Pool 3% 7/20/2045	69,028	62,322
Ginnie Mae II Pool 3% 7/20/2046	609,937	550,925
Ginnie Mae II Pool 3% 7/20/2049	535,905	480,204
Ginnie Mae II Pool 3% 7/20/2051	5,797,911	5,164,489
Ginnie Mae II Pool 3% 8/20/2042	106,654	97,537
Ginnie Mae II Pool 3% 8/20/2045	237,872	214,750
Ginnie Mae II Pool 3% 8/20/2051	738,136	657,494
Ginnie Mae II Pool 3% 9/20/2042	281,510	257,399
Ginnie Mae II Pool 3% 9/20/2045	228,674	206,376
Ginnie Mae II Pool 3% 9/20/2046	743,168	671,266
Ginnie Mae II Pool 3% 9/20/2049	497,281	445,595
Ginnie Mae II Pool 3% 9/20/2051	1,107,873	986,838
Ginnie Mae II Pool 3.5% 1/20/2048	164,114	151,776
Ginnie Mae II Pool 3.5% 1/20/2052	16,337,681	14,884,784
Ginnie Mae II Pool 3.5% 10/20/2040	97,578	92,102
Ginnie Mae II Pool 3.5% 10/20/2041	310,384	292,283
Ginnie Mae II Pool 3.5% 10/20/2042	61,265	57,496
Ginnie Mae II Pool 3.5% 10/20/2044	867,109	807,757
Ginnie Mae II Pool 3.5% 10/20/2045	74,037	68,772
Ginnie Mae II Pool 3.5% 10/20/2049	1,078,706	990,868
Ginnie Mae II Pool 3.5% 10/20/2051	3,839,378	3,501,545
Ginnie Mae II Pool 3.5% 11/20/2042	161,172	151,219
Ginnie Mae II Pool 3.5% 11/20/2046	86,824	80,486
Ginnie Mae II Pool 3.5% 11/20/2047	234,019	216,425
Ginnie Mae II Pool 3.5% 12/20/2041	1,125,452	1,059,981
Ginnie Mae II Pool 3.5% 12/20/2042	1,853,346	1,738,883
Ginnie Mae II Pool 3.5% 12/20/2046	803,108	744,488
Ginnie Mae II Pool 3.5% 12/20/2047	829,380	767,028
Ginnie Mae II Pool 3.5% 12/20/2051	12,028,361	10,958,689
Ginnie Mae II Pool 3.5% 2/20/2043	182,068	170,738
Ginnie Mae II Pool 3.5% 2/20/2052	30,052	27,371
Ginnie Mae II Pool 3.5% 3/20/2043	146,653	137,495
Ginnie Mae II Pool 3.5% 3/20/2046	832,558	772,860
Ginnie Mae II Pool 3.5% 3/20/2052	10,112,464	9,210,011
Ginnie Mae II Pool 3.5% 4/20/2045	978,459	910,275
Ginnie Mae II Pool 3.5% 4/20/2046	459,049	425,955
Ginnie Mae II Pool 3.5% 4/20/2046	49,818	45,932
Ginnie Mae II Pool 3.5% 4/20/2052	1,930,649	1,758,355
Ginnie Mae II Pool 3.5% 5/20/2043	224,493	209,494
Ginnie Mae II Pool 3.5% 5/20/2046	72,583	66,922
Ginnie Mae II Pool 3.5% 5/20/2046	17,685	16,306
Ginnie Mae II Pool 3.5% 6/1/2056 (d)	28,260,000	25,460,494
Ginnie Mae II Pool 3.5% 6/20/2042	108,121	101,658
Ginnie Mae II Pool 3.5% 6/20/2043	105,338	98,689
Ginnie Mae II Pool 3.5% 6/20/2052	1,061,516	966,287
Ginnie Mae II Pool 3.5% 7/20/2046	1,328,698	1,231,714
Ginnie Mae II Pool 3.5% 7/20/2047	2,270,276	2,101,727
Ginnie Mae II Pool 3.5% 7/20/2050	25,547	23,427
Ginnie Mae II Pool 3.5% 8/20/2042	168,476	158,191
Ginnie Mae II Pool 3.5% 9/20/2040	233,674	220,490
Ginnie Mae II Pool 3.5% 9/20/2046	91,073	84,425
Ginnie Mae II Pool 4% 1/20/2041	1,987,365	1,912,069
Ginnie Mae II Pool 4% 1/20/2046	114,553	109,064
Ginnie Mae II Pool 4% 1/20/2047	122,524	116,668
Ginnie Mae II Pool 4% 10/20/2040	749,557	721,356
Ginnie Mae II Pool 4% 10/20/2041	1,221,258	1,173,278
Ginnie Mae II Pool 4% 10/20/2042	212,580	203,852
Ginnie Mae II Pool 4% 10/20/2043	181,055	173,187
Ginnie Mae II Pool 4% 10/20/2044	1,601,076	1,528,464
Ginnie Mae II Pool 4% 10/20/2045	6,627	6,311
Ginnie Mae II Pool 4% 10/20/2046	124,896	118,821
Ginnie Mae II Pool 4% 10/20/2047	56,355	53,520
Ginnie Mae II Pool 4% 11/20/2040	773,529	744,200
Ginnie Mae II Pool 4% 11/20/2041	126,857	121,858
Ginnie Mae II Pool 4% 11/20/2042	12,926	12,394
Ginnie Mae II Pool 4% 11/20/2044	721,534	688,600
Ginnie Mae II Pool 4% 11/20/2046	293,148	278,890
Ginnie Mae II Pool 4% 11/20/2047	92,930	88,256
Ginnie Mae II Pool 4% 12/20/2040	9,848	9,477
Ginnie Mae II Pool 4% 12/20/2041	398,771	382,935
Ginnie Mae II Pool 4% 12/20/2042	752,763	721,728
Ginnie Mae II Pool 4% 12/20/2044	59,885	57,151
Ginnie Mae II Pool 4% 12/20/2045	441,811	420,759
Ginnie Mae II Pool 4% 2/20/2041	9,675	9,307
Ginnie Mae II Pool 4% 2/20/2042	70,818	67,995
Ginnie Mae II Pool 4% 2/20/2043	93,955	90,111
Ginnie Mae II Pool 4% 2/20/2047	204,284	194,520
Ginnie Mae II Pool 4% 2/20/2049	2,584,971	2,447,689
Ginnie Mae II Pool 4% 3/20/2041	350,911	337,548
Ginnie Mae II Pool 4% 3/20/2047	384,643	366,259
Ginnie Mae II Pool 4% 3/20/2049	5,195,611	4,919,685
Ginnie Mae II Pool 4% 3/20/2052	583,055	547,900
Ginnie Mae II Pool 4% 4/20/2043	93,188	89,406
Ginnie Mae II Pool 4% 4/20/2049	1,417,563	1,342,280
Ginnie Mae II Pool 4% 4/20/2052	4,406,052	4,137,635
Ginnie Mae II Pool 4% 5/20/2040	59,825	57,650
Ginnie Mae II Pool 4% 5/20/2046	68,055	64,773
Ginnie Mae II Pool 4% 5/20/2049	1,397,114	1,322,917
Ginnie Mae II Pool 4% 6/1/2056 (d)	34,105,000	31,721,647
Ginnie Mae II Pool 4% 6/20/2045	3,464,837	3,303,625
Ginnie Mae II Pool 4% 6/20/2046	187,317	178,233
Ginnie Mae II Pool 4% 6/20/2047	397,997	378,602
Ginnie Mae II Pool 4% 6/20/2052	5,723,689	5,391,099
Ginnie Mae II Pool 4% 7/20/2044	332,113	317,337
Ginnie Mae II Pool 4% 7/20/2045	263,482	251,076
Ginnie Mae II Pool 4% 7/20/2047	977,635	929,993
Ginnie Mae II Pool 4% 8/20/2043	50,306	48,152
Ginnie Mae II Pool 4% 8/20/2044	576,807	550,817
Ginnie Mae II Pool 4% 8/20/2045	1,088,257	1,036,718
Ginnie Mae II Pool 4% 8/20/2048	2,954,097	2,800,904
Ginnie Mae II Pool 4% 9/20/2040	51,462	49,523
Ginnie Mae II Pool 4% 9/20/2045	5,494	5,233
Ginnie Mae II Pool 4% 9/20/2047	2,154,025	2,049,054
Ginnie Mae II Pool 4% 9/20/2048	346,573	328,600
Ginnie Mae II Pool 4.5% 1/20/2045	154,419	151,926
Ginnie Mae II Pool 4.5% 1/20/2047	106,826	105,205
Ginnie Mae II Pool 4.5% 1/20/2048	177,894	174,973
Ginnie Mae II Pool 4.5% 1/20/2049	860,897	844,609
Ginnie Mae II Pool 4.5% 10/20/2041	907,670	894,767
Ginnie Mae II Pool 4.5% 10/20/2043	576,246	567,220
Ginnie Mae II Pool 4.5% 10/20/2044	535,508	526,571
Ginnie Mae II Pool 4.5% 11/20/2046	288,087	283,460
Ginnie Mae II Pool 4.5% 11/20/2054	14,531,846	14,015,080
Ginnie Mae II Pool 4.5% 11/20/2055	5,705,385	5,492,690
Ginnie Mae II Pool 4.5% 12/20/2039	86,551	85,430
Ginnie Mae II Pool 4.5% 2/20/2041	397,127	391,657
Ginnie Mae II Pool 4.5% 2/20/2048	342,523	336,899
Ginnie Mae II Pool 4.5% 3/20/2041	1,472,574	1,452,289
Ginnie Mae II Pool 4.5% 3/20/2047	95,937	94,481
Ginnie Mae II Pool 4.5% 3/20/2048	29,197	28,718
Ginnie Mae II Pool 4.5% 3/20/2049	64,306	63,089
Ginnie Mae II Pool 4.5% 4/20/2041	317,237	312,846
Ginnie Mae II Pool 4.5% 4/20/2048	554,508	545,057
Ginnie Mae II Pool 4.5% 5/20/2040	16,600	16,381
Ginnie Mae II Pool 4.5% 5/20/2041	988,822	975,069
Ginnie Mae II Pool 4.5% 5/20/2044	175,164	172,422
Ginnie Mae II Pool 4.5% 5/20/2045	111,562	109,684
Ginnie Mae II Pool 4.5% 5/20/2052	8,466,414	8,200,397
Ginnie Mae II Pool 4.5% 6/1/2056 (d)	53,931,000	51,891,394
Ginnie Mae II Pool 4.5% 6/20/2041	650,467	641,338
Ginnie Mae II Pool 4.5% 6/20/2045	50,350	49,546
Ginnie Mae II Pool 4.5% 7/1/2056 (d)	17,203,000	16,536,948
Ginnie Mae II Pool 4.5% 7/20/2046	228,618	224,730
Ginnie Mae II Pool 4.5% 8/20/2041	69,205	68,226
Ginnie Mae II Pool 4.5% 8/20/2047	175,276	172,507
Ginnie Mae II Pool 4.5% 9/20/2040	241,767	238,498
Ginnie Mae II Pool 4.5% 9/20/2044	508,846	500,736
Ginnie Mae II Pool 5% 1/20/2035	191,137	192,476
Ginnie Mae II Pool 5% 1/20/2055	9,440,239	9,339,332
Ginnie Mae II Pool 5% 10/20/2037	6,255	6,305
Ginnie Mae II Pool 5% 10/20/2040	161,602	162,928
Ginnie Mae II Pool 5% 11/20/2054	34,377,673	34,031,696
Ginnie Mae II Pool 5% 12/20/2035	23,476	23,649
Ginnie Mae II Pool 5% 12/20/2036	23,402	23,584
Ginnie Mae II Pool 5% 2/20/2036	19,040	19,183
Ginnie Mae II Pool 5% 3/20/2036	12,582	12,676
Ginnie Mae II Pool 5% 3/20/2042	130,213	131,279
Ginnie Mae II Pool 5% 5/20/2035	27,666	27,863
Ginnie Mae II Pool 5% 6/1/2056 (d)	143,231,000	141,477,538
Ginnie Mae II Pool 5% 6/20/2034	13,926	14,020
Ginnie Mae II Pool 5% 6/20/2038	46,924	47,299
Ginnie Mae II Pool 5% 6/20/2048	1,786,078	1,803,685
Ginnie Mae II Pool 5% 6/20/2055	42,241	41,773
Ginnie Mae II Pool 5% 7/1/2056 (d)	77,755,000	76,705,914
Ginnie Mae II Pool 5% 8/20/2035	18,231	18,364
Ginnie Mae II Pool 5% 8/20/2045	359,346	362,313
Ginnie Mae II Pool 5% 9/20/2046	151,002	152,241
Ginnie Mae II Pool 5.5% 12/20/2054	1,965,793	1,985,913
Ginnie Mae II Pool 5.5% 2/20/2054	7,575,633	7,669,743
Ginnie Mae II Pool 5.5% 3/20/2041	38,128	38,967
Ginnie Mae II Pool 5.5% 4/20/2055	1,545,169	1,558,932
Ginnie Mae II Pool 5.5% 5/20/2055	3,081,729	3,108,456
Ginnie Mae II Pool 5.5% 6/1/2056 (d)	189,027,000	190,201,747
Ginnie Mae II Pool 5.5% 7/1/2056 (d)	111,475,000	111,980,540
Ginnie Mae II Pool 5.5% 8/20/2053	56,419	57,238
Ginnie Mae II Pool 5.5% 8/20/2054	4,546,512	4,597,309
Ginnie Mae II Pool 6% 12/20/2054	5,470,598	5,606,605
Ginnie Mae II Pool 6% 5/20/2055	3,464,007	3,540,656
Ginnie Mae II Pool 6% 6/1/2056 (d)	106,599,000	108,595,227
Ginnie Mae II Pool 6% 6/20/2054	324,865	333,474
Ginnie Mae II Pool 6% 7/1/2056 (d)	80,725,000	82,192,548
Ginnie Mae II Pool 6% 7/20/2054	2,667,553	2,736,582
Ginnie Mae II Pool 6% 8/20/2053	22,279	22,907
Ginnie Mae II Pool 6% 8/20/2054	3,977,914	4,079,297
Ginnie Mae II Pool 6% 9/20/2038	980	1,015
Ginnie Mae II Pool 6.5% 10/20/2039	2,259	2,365
Ginnie Mae II Pool 6.5% 10/20/2039	981	1,024
Ginnie Mae II Pool 6.5% 6/1/2056 (d)	6,916,000	7,199,124
Ginnie Mae II Pool 6.5% 7/1/2056 (d)	1,200,000	1,247,437
Ginnie Mae II Pool 7% 1/20/2039	2,304	2,383
Ginnie Mae II Pool 7% 10/20/2038	2,823	2,948
Ginnie Mae II Pool 7% 6/20/2055	698,704	709,985
Ginnie Mae II Pool 7% 8/20/2038	184	186
Ginnie Mae II Pool 7.5% 5/20/2032	966	1,000
Ginnie Mae II Pool 8% 9/20/2031	2,584	2,658
Uniform Mortgage Backed Securities 1.5% 6/1/2041 (d)	2,835,000	2,544,684
Uniform Mortgage Backed Securities 2% 6/1/2041 (d)	7,499,000	6,886,484
Uniform Mortgage Backed Securities 2% 6/1/2056 (d)	249,909,000	199,956,489
Uniform Mortgage Backed Securities 2% 7/1/2056 (d)	191,859,000	153,457,232
Uniform Mortgage Backed Securities 2.5% 6/1/2041 (d)	2,246,000	2,115,978
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (d)	49,810,521	41,714,364
Uniform Mortgage Backed Securities 2.5% 7/1/2056 (d)	33,751,521	28,252,396
Uniform Mortgage Backed Securities 3% 6/1/2041 (d)	1,015,000	964,924
Uniform Mortgage Backed Securities 3% 6/1/2056 (d)	32,441,000	28,345,324
Uniform Mortgage Backed Securities 3% 7/1/2056 (d)	3,100,000	2,706,808
Uniform Mortgage Backed Securities 3.5% 6/1/2041 (d)	440,000	420,819
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (d)	153,972,811	140,031,050
Uniform Mortgage Backed Securities 3.5% 7/1/2056 (d)	16,300,000	14,811,988
Uniform Mortgage Backed Securities 4% 6/1/2041 (d)	726,000	704,872
Uniform Mortgage Backed Securities 4% 6/1/2056 (d)	448,363,336	419,972,835
Uniform Mortgage Backed Securities 4% 7/1/2056 (d)	174,000,000	162,825,946
Uniform Mortgage Backed Securities 4% 8/1/2056 (d)	174,000,000	162,656,018
Uniform Mortgage Backed Securities 4.5% 3/1/2056	113,000,000	109,036,163
Uniform Mortgage Backed Securities 4.5% 6/1/2041 (d)	4,007,000	3,964,739
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (d)	903,103,000	867,261,100
Uniform Mortgage Backed Securities 4.5% 7/1/2056 (d)	517,000,000	495,996,875
Uniform Mortgage Backed Securities 4.5% 8/1/2056 (d)	99,000,000	94,885,313
Uniform Mortgage Backed Securities 5% 2/1/2056	173,015,594	174,042,891
Uniform Mortgage Backed Securities 5% 6/1/2041 (d)	25,325,000	25,455,581
Uniform Mortgage Backed Securities 5% 6/1/2056 (d)	535,645,872	527,192,737
Uniform Mortgage Backed Securities 5% 7/1/2041 (d)	8,350,000	8,382,290
Uniform Mortgage Backed Securities 5% 7/1/2056 (d)	294,279,436	289,267,504
Uniform Mortgage Backed Securities 5% 8/1/2056 (d)	135,000,000	132,553,125
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (d)	891,087,422	895,403,671
Uniform Mortgage Backed Securities 5.5% 7/1/2056 (d)	658,600,000	660,735,313
Uniform Mortgage Backed Securities 5.5% 8/1/2056 (d)	130,000,000	130,243,750
Uniform Mortgage Backed Securities 6% 6/1/2056 (d)	161,150,000	164,549,266
Uniform Mortgage Backed Securities 6% 7/1/2056 (d)	216,000	220,185
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (d)	10,146,000	10,542,328
Uniform Mortgage Backed Securities 6.5% 7/1/2056 (d)	7,778,000	8,064,206
TOTAL UNITED STATES		10,971,236,209
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,062,482,196)		10,971,236,209

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Fannie Mae 0.875% 8/5/2030	125,000	109,641
Fannie Mae 6.625% 11/15/2030	1,290,000	1,419,667
Federal Farm Credit Banks Funding Corp 1.48% 11/26/2032	965,000	807,781
Federal Farm Credit Banks Funding Corp 1.77% 2/4/2031	815,000	725,600
Federal Farm Credit Banks Funding Corp 2.35% 3/10/2036	1,825,000	1,484,561
Federal Farm Credit Banks Funding Corp 2.46% 2/5/2035	765,000	645,161
Federal Home Loan Bank 1.25% 7/23/2030	3,890,000	3,452,796
Federal Home Loan Bank 1.5% 9/30/2033	2,000,000	1,613,233
Federal Home Loan Bank 1.75% 6/20/2031	810,000	718,403
Federal Home Loan Bank 2.09% 2/22/2036	1,760,000	1,414,072
Freddie Mac 1.22% 8/19/2030	1,530,000	1,353,654
Freddie Mac Non Gold Pool 6.25% 7/15/2032	400,000	442,788
Freddie Mac Non Gold Pool 6.75% 3/15/2031	2,560,000	2,849,386
TOTAL FINANCIALS		17,036,743
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 0% 7/15/2033 (s)(t)	305,000	219,785
Tennessee Valley Authority 0% 7/15/2034 (s)(t)	185,000	124,985
Tennessee Valley Authority 1.5% 9/15/2031	105,000	91,428
Tennessee Valley Authority 2.875% 2/1/2027	1,060,000	1,053,388
Tennessee Valley Authority 5.25% 2/1/2055	990,000	966,187
Tennessee Valley Authority 7.125% 5/1/2030	390,000	430,989
TOTAL UTILITIES		2,886,762
TOTAL UNITED STATES		19,923,505
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,937,059)		19,923,505

Commercial Paper - 1.6%
	Yield (%) (Ac)	Principal Amount (a)	Value ($)
AES Corp/The 0% 6/26/2026	4.42	3,500,000	3,488,406
AES Corp/The 0% 6/30/2026	4.43	6,500,000	6,475,390
AES Corp/The 0% 6/5/2026	4.37	4,800,000	4,796,136
Alimentation Couche-Tard Inc yankee 0% 6/1/2026	4.04	600,000	599,802
Alimentation Couche-Tard Inc yankee 0% 6/2/2026	4.01 to 4.08	5,300,000	5,297,663
Alimentation Couche-Tard Inc yankee 0% 6/4/2026	4.00	1,800,000	1,798,805
Alimentation Couche-Tard Inc yankee 0% 6/8/2026	4.00	1,500,000	1,498,333
Alimentation Couche-Tard Inc yankee 0% 6/9/2026	4.02	8,700,000	8,689,357
Alimentation Couche-Tard Inc yankee 0% 7/13/2026	4.07	6,200,000	6,168,225
AMETEK Inc 0% 6/25/2026	4.07	6,700,000	6,679,973
AutoNation Inc 0% 6/1/2026	4.10	11,000,000	10,996,237
AutoNation Inc 0% 6/4/2026	4.10	11,900,000	11,891,806
Bacardi-Martini BV yankee 0% 6/18/2026	4.16	1,300,000	1,296,932
Bacardi-Martini BV yankee 0% 6/30/2026	4.25	900,000	896,536
Becton Dickinson & Co 0% 6/22/2026	4.01	6,100,000	6,083,728
Boston Scientific Corp 0% 6/11/2026	4.01	4,200,000	4,194,011
Boston Scientific Corp 0% 6/12/2026	4.01	3,200,000	3,195,080
Boston Scientific Corp 0% 6/24/2026	4.01	2,900,000	2,891,600
Boston Scientific Corp 0% 6/29/2026	4.01	2,346,000	2,338,701
Boston Scientific Corp 0% 7/1/2026	4.02	1,200,000	1,195,564
Boston Scientific Corp 0% 7/6/2026	4.03	1,500,000	1,493,607
Boston Scientific Corp 0% 7/7/2026	4.05	4,800,000	4,778,997
Campbell's Company/The 0% 9/9/2026	4.23	700,000	691,823
CBRE Services Inc 0% 6/12/2026	4.01	13,200,000	13,179,706
CBRE Services Inc 0% 6/17/2026	4.03 to 4.04	4,000,000	3,991,603
Clorox Co/The 0% 7/13/2026	4.13	1,800,000	1,790,899
Clorox Co/The 0% 7/6/2026	4.12	2,200,000	2,190,623
Clorox Co/The 0% 7/7/2026	4.12	1,600,000	1,592,998
Constellation Brands Inc 0% 6/8/2026	4.04	6,900,000	6,892,017
Constellation Energy Generation LLC 0% 6/29/2026 (p)	4.13 to 4.16	13,497,000	13,444,463
Constellation Energy Generation LLC 0% 7/1/2026 (p)	4.13	14,200,000	14,141,153
Constellation Energy Generation LLC 0% 8/3/2026 (p)	4.14 to 4.15	17,600,000	17,454,155
Constellation Energy Generation LLC 0% 8/4/2026 (p)	4.15	7,100,000	7,040,273
Constellation Energy Generation LLC 0% 8/5/2026 (p)	4.16	7,800,000	7,733,405
eBay Inc 0% 8/24/2026	4.11	5,300,000	5,247,908
Edison International 0% 6/11/2026	4.26	15,300,000	15,276,680
EIDP Inc 0% 7/20/2026	4.09	1,600,000	1,590,987
Element Fleet Management Corp yankee 0% 6/4/2026	4.18	1,500,000	1,499,017
Element Fleet Management Corp yankee 0% 6/8/2026	4.18	2,700,000	2,697,042
Enbridge US Inc 0% 6/17/2026	4.03	3,300,000	3,293,073
Enbridge US Inc 0% 6/18/2026	4.03	300,000	299,335
Enbridge US Inc 0% 6/22/2026	4.03	3,300,000	3,291,197
Enbridge US Inc 0% 6/24/2026	4.04	6,300,000	6,281,751
Enbridge US Inc 0% 6/4/2026	4.01	9,700,000	9,693,675
Enbridge US Inc 0% 6/8/2026	4.01	3,500,000	3,496,175
Entergy Corp 0% 7/23/2026	4.14	3,200,000	3,180,176
Entergy Corp 0% 7/8/2026	4.13	3,000,000	2,986,533
Entergy Corp 0% 8/12/2026	4.10	300,000	297,459
Entergy Corp 0% 8/18/2026	4.10	3,300,000	3,269,803
Entergy Corp 0% 8/19/2026	4.11	2,800,000	2,774,059
Entergy Corp 0% 8/20/2026	4.11	2,700,000	2,674,679
Equifax Inc 0% 6/12/2026	4.07	3,100,000	3,095,234
Equifax Inc 0% 7/30/2026	4.17	9,800,000	9,731,465
Evergy Missouri West Inc 0% 6/10/2026	4.24	300,000	299,606
Evergy Missouri West Inc 0% 6/11/2026	4.24	1,200,000	1,198,289
Evergy Missouri West Inc 0% 6/3/2026	4.21	300,000	299,837
Evergy Missouri West Inc 0% 6/4/2026	4.21	3,800,000	3,797,522
Evergy Missouri West Inc 0% 6/9/2026	4.22	800,000	799,037
Fidelity National Information Services Inc 0% 6/15/2026	4.08	3,700,000	3,693,090
Fidelity National Information Services Inc 0% 6/16/2026	4.07 to 4.08	4,500,000	4,491,094
Fidelity National Information Services Inc 0% 6/17/2026	4.07	11,300,000	11,276,374
Fidelity National Information Services Inc 0% 6/18/2026	4.08	2,000,000	1,995,594
Fidelity National Information Services Inc 0% 6/4/2026	4.08	3,300,000	3,297,848
Fidelity National Information Services Inc 0% 6/5/2026	4.08	4,200,000	4,196,799
Fidelity National Information Services Inc 0% 6/8/2026	4.07	10,000,000	9,989,082
Fidelity National Information Services Inc 0% 6/9/2026	4.07	7,900,000	7,890,504
Glencore Funding LLC 0% 11/11/2026	2.09	9,100,000	9,025,191
Glencore Funding LLC 0% 6/1/2026	4.18	10,900,000	10,896,499
Glencore Funding LLC 0% 6/23/2026	4.02	300,000	299,177
Glencore Funding LLC 0% 7/8/2026	4.05	800,000	796,468
Glencore Funding LLC 0% 8/10/2026	4.09	6,895,000	6,839,093
Glencore Funding LLC 0% 8/4/2026	4.08	7,200,000	7,146,472
Glencore Funding LLC 0% 8/6/2026	4.06	3,100,000	3,076,257
Haleon UK Capital PLC yankee 0% 6/29/2026	4.12	8,200,000	8,170,899
Haleon UK Capital PLC yankee 0% 7/10/2026	4.13	6,500,000	6,468,635
Harley-Davidson Financial Services Inc 0% 6/3/2026	4.43	2,000,000	1,998,887
HCA Inc 0% 6/10/2026	4.16	2,400,000	2,396,647
HCA Inc 0% 6/16/2026	8.12	2,900,000	2,883,010
HCA Inc 0% 7/14/2026	4.25	5,700,000	5,668,017
HCA Inc 0% 7/17/2026	4.25	6,500,000	6,461,114
HCA Inc 0% 7/27/2026	4.36	2,100,000	2,084,826
HCA Inc 0% 8/11/2026	4.32	5,600,000	5,549,075
HCA Inc 0% 8/17/2026	4.32	3,000,000	2,970,467
HCA Inc 0% 8/20/2026	4.32	2,900,000	2,870,361
HCA Inc 0% 8/3/2026	4.31	6,600,000	6,546,566
HCA Inc 0% 8/7/2026	4.31	3,800,000	3,767,341
Humana Inc 0% 6/1/2026	4.07	1,600,000	1,599,480
Humana Inc 0% 6/3/2026	4.08	4,500,000	4,497,559
Humana Inc 0% 6/5/2026	4.07	4,300,000	4,296,723
Hyundai Capital America 0% 6/17/2026	4.01	3,700,000	3,693,423
International Flavors & Fragrances Inc 0% 6/16/2026	4.26	1,200,000	1,197,615
Jones Lang LaSalle Finance BV yankee 0% 6/15/2026	4.13 to 4.14	5,800,000	5,789,192
Jones Lang LaSalle Finance BV yankee 0% 6/29/2026	4.14 to 4.15	4,700,000	4,683,806
Jones Lang LaSalle Finance BV yankee 0% 6/4/2026	4.12	1,700,000	1,698,891
JTI Financial Services North America LLC 0% 7/1/2026	4.12	1,500,000	1,494,868
JTI Financial Services North America LLC 0% 8/6/2026	4.14	8,800,000	8,736,480
Keurig Dr Pepper Inc 0% 6/1/2026	4.37	13,600,000	13,595,342
Keurig Dr Pepper Inc 0% 6/12/2026	4.42	7,800,000	7,787,352
Keurig Dr Pepper Inc 0% 6/17/2026	4.36	4,200,000	4,190,637
Keurig Dr Pepper Inc 0% 6/25/2026	4.38	7,600,000	7,575,585
Keurig Dr Pepper Inc 0% 6/26/2026	4.42	6,600,000	6,577,984
Keurig Dr Pepper Inc 0% 6/4/2026	4.37	378,000	377,739
Keurig Dr Pepper Inc 0% 6/8/2026	4.40	4,022,000	4,017,354
Leidos Inc 0% 6/5/2026	4.00	3,900,000	3,896,936
LSEG US Finance Corp 0% 9/2/2026	4.06	3,200,000	3,166,768
Marsh & McLennan Cos Inc 0% 6/18/2026	4.03	1,600,000	1,596,460
Marsh & McLennan Cos Inc 0% 6/9/2026	4.02	3,300,000	3,296,028
McCormick & Co Inc/MD 0% 7/2/2026	4.01	5,000,000	4,982,778
NextEra Energy Capital Holdings Inc 0% 6/25/2026	4.06 to 4.10	3,900,000	3,888,254
NextEra Energy Capital Holdings Inc 0% 6/29/2026	4.08	3,900,000	3,886,463
NextEra Energy Capital Holdings Inc 0% 6/30/2026	4.08	7,700,000	7,672,403
ONE Gas Inc 0% 6/8/2026	4.06	800,000	799,114
ONE Gas Inc 0% 6/9/2026	4.06	2,600,000	2,596,895
ONEOK Inc 0% 6/11/2026	4.05	3,000,000	2,996,625
ONEOK Inc 0% 6/16/2026	4.11	2,000,000	1,995,967
ONEOK Inc 0% 6/18/2026	4.06	4,800,000	4,789,221
ONEOK Inc 0% 6/22/2026	4.11	2,400,000	2,393,502
ONEOK Inc 0% 6/23/2026	4.11	7,000,000	6,980,235
ONEOK Inc 0% 6/26/2026	4.11	3,200,000	3,189,844
ONEOK Inc 0% 6/8/2026	4.12	1,200,000	1,198,681
ONEOK Inc 0% 6/9/2026	4.12	4,200,000	4,194,906
Phillips 66 0% 6/1/2026	4.38 to 4.43	10,650,000	10,646,520
Phillips 66 0% 6/10/2026	4.29	2,500,000	2,496,698
Phillips 66 0% 6/12/2026	4.24	1,400,000	1,397,839
Phillips 66 0% 6/2/2026	4.32 to 4.35	3,600,000	3,598,429
Phillips 66 0% 6/23/2026	4.28	7,300,000	7,279,693
Phillips 66 0% 6/3/2026	4.24 to 4.36	12,704,000	12,697,056
Phillips 66 0% 6/4/2026	4.36 to 4.38	3,475,000	3,472,717
Phillips 66 0% 6/5/2026	4.38	475,000	474,634
Phillips 66 0% 6/8/2026	4.33	1,500,000	1,498,351
Phillips 66 0% 6/9/2026	4.29	7,300,000	7,291,166
Rogers Communications Inc/Ontario yankee 0% 6/11/2026	4.30 to 4.32	5,800,000	5,791,593
Rogers Communications Inc/Ontario yankee 0% 6/18/2026	4.30	1,800,000	1,795,948
Rogers Communications Inc/Ontario yankee 0% 7/30/2026	4.29	1,700,000	1,687,975
S&P Global Inc 0% 6/3/2026	4.03	2,300,000	2,298,752
Sempra 0% 6/17/2026	4.10	2,500,000	2,494,739
Sempra 0% 6/2/2026	4.09	2,100,000	2,099,090
Sempra 0% 6/22/2026	4.13	3,500,000	3,490,640
Sempra 0% 6/23/2026	4.12	2,300,000	2,293,585
Sempra 0% 6/26/2026	4.13	1,900,000	1,894,044
Sempra 0% 6/29/2026	4.13	4,300,000	4,285,035
Sempra 0% 6/30/2026	4.13 to 4.14	7,900,000	7,871,607
Sempra 0% 6/8/2026	4.09	3,300,000	3,296,390
Southern California Edison Co 0% 6/22/2026	4.32	3,300,000	3,290,872
Southern Co/The 0% 6/23/2026	4.07	1,600,000	1,595,549
Southern Co/The 0% 6/5/2026	4.02	1,700,000	1,698,704
TELUS Corp 0% 6/9/2026	4.39	1,700,000	1,697,790
TELUS Corp yankee 0% 7/29/2026	4.33	1,500,000	1,488,942
TELUS Corp yankee 0% 8/19/2026	4.35	2,300,000	2,277,134
TELUS Corp yankee 0% 8/5/2026	4.32	1,300,000	1,289,305
TELUS Corp yankee 0% 9/24/2026	4.34	4,500,000	4,434,993
TELUS Corp yankee 0% 9/25/2026	4.40	500,000	492,713
TR Finance LLC 0% 6/17/2026	4.07	4,900,000	4,891,158
TOTAL COMMERCIAL PAPER (Cost $675,584,625)			675,344,704

U.S. Treasury Obligations - 15.3%
	Yield (%) (Ac)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/2/2026	3.60	1,000,000	999,901
US Treasury Bills 0% 6/30/2026 (f)	3.64	71,000	70,792
US Treasury Bills 0% 7/21/2026 (c)	3.62 to 3.67	5,145,000	5,119,134
US Treasury Bills 0% 8/13/2026 (f)	3.58	286,000	283,918
US Treasury Bills 0% 8/25/2026 (b)	3.65	1,339,000	1,327,697
US Treasury Bills 0% 8/27/2026	3.63	500,000	495,656
US Treasury Bills 0% 8/6/2026	3.57	98,505,000	97,851,382
US Treasury Bonds 1.125% 5/15/2040	3.95 to 4.62	12,872,200	8,083,339
US Treasury Bonds 1.125% 8/15/2040	4.41 to 4.55	9,163,400	5,696,700
US Treasury Bonds 1.25% 5/15/2050	4.40 to 4.58	5,230,000	2,460,960
US Treasury Bonds 1.375% 11/15/2040	4.42 to 4.68	10,280,200	6,602,619
US Treasury Bonds 1.375% 8/15/2050	4.76 to 4.87	11,453,000	5,554,258
US Treasury Bonds 1.625% 11/15/2050	4.45 to 5.14	131,016,700	67,765,317
US Treasury Bonds 1.75% 8/15/2041	4.25 to 4.85	15,965,400	10,636,948
US Treasury Bonds 1.875% 11/15/2051	4.48 to 4.81	14,632,400	7,959,797
US Treasury Bonds 1.875% 2/15/2041	4.48	638,700	440,454
US Treasury Bonds 1.875% 2/15/2051	4.05 to 5.00	39,961,000	21,981,672
US Treasury Bonds 2% 11/15/2041	3.81 to 4.70	47,468,000	32,684,314
US Treasury Bonds 2% 2/15/2050	3.93 to 4.97	66,885,000	38,602,573
US Treasury Bonds 2% 8/15/2051	4.07 to 4.88	53,868,000	30,365,981
US Treasury Bonds 2.25% 2/15/2052	2.48 to 4.65	75,197,300	44,839,327
US Treasury Bonds 2.25% 5/15/2041	4.01 to 4.66	45,817,300	33,230,071
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	570,000	368,941
US Treasury Bonds 2.25% 8/15/2049	3.77 to 5.11	124,637,000	76,846,500
US Treasury Bonds 2.375% 2/15/2042	4.58 to 4.90	30,556,000	22,166,044
US Treasury Bonds 2.375% 5/15/2051 (c)(i)	2.40 to 4.96	122,368,700	75,806,454
US Treasury Bonds 2.5% 2/15/2045	4.04 to 4.73	10,974,500	7,637,137
US Treasury Bonds 2.75% 11/15/2047	4.43 to 4.73	6,944,000	4,859,986
US Treasury Bonds 2.75% 8/15/2047	4.28 to 4.42	8,730,000	6,127,710
US Treasury Bonds 2.875% 5/15/2043	5.11	3,480,000	2,655,403
US Treasury Bonds 2.875% 5/15/2049	4.17 to 4.99	10,053,000	7,085,009
US Treasury Bonds 2.875% 5/15/2052	3.16 to 3.45	154,200,000	105,735,421
US Treasury Bonds 3% 11/15/2044	4.51 to 5.06	46,910,000	35,651,600
US Treasury Bonds 3% 2/15/2047	4.38 to 4.91	9,789,000	7,237,742
US Treasury Bonds 3% 2/15/2048	4.42 to 4.73	33,151,500	24,236,854
US Treasury Bonds 3% 5/15/2042	4.54 to 4.67	990,000	783,879
US Treasury Bonds 3% 5/15/2045	4.91	4,210,000	3,178,550
US Treasury Bonds 3% 5/15/2047	4.44 to 4.73	4,722,000	3,482,659
US Treasury Bonds 3% 8/15/2048	4.29 to 4.91	7,662,500	5,572,074
US Treasury Bonds 3% 8/15/2052	3.84 to 3.94	994,000	698,634
US Treasury Bonds 3.125% 11/15/2041	3.99 to 4.20	4,804,100	3,903,519
US Treasury Bonds 3.125% 5/15/2048	4.17 to 4.73	2,553,000	1,904,378
US Treasury Bonds 3.125% 8/15/2044	4.45 to 4.73	3,222,000	2,506,615
US Treasury Bonds 3.25% 5/15/2042	4.57 to 4.95	137,920,000	113,040,527
US Treasury Bonds 3.375% 11/15/2048 (b)(i)	4.19 to 4.88	22,847,000	17,749,263
US Treasury Bonds 3.375% 5/15/2044	5.03	3,476,000	2,818,819
US Treasury Bonds 3.375% 8/15/2042	4.68 to 4.84	3,110,000	2,584,094
US Treasury Bonds 3.625% 2/15/2053	4.39 to 5.06	101,636,000	80,606,083
US Treasury Bonds 3.625% 5/15/2053	4.87 to 4.88	64,500,000	51,106,172
US Treasury Bonds 3.625% 8/15/2043	4.01 to 5.00	102,488,200	86,882,771
US Treasury Bonds 3.75% 11/15/2043	4.02 to 4.25	3,648,600	3,138,794
US Treasury Bonds 3.75% 8/15/2041	4.45 to 4.63	19,216,000	17,003,908
US Treasury Bonds 3.875% 2/15/2043	4.34 to 4.66	10,713,000	9,450,875
US Treasury Bonds 3.875% 5/15/2043	4.98 to 5.17	37,974,000	33,407,129
US Treasury Bonds 4% 11/15/2042	3.84 to 4.75	13,871,700	12,470,983
US Treasury Bonds 4% 11/15/2052	4.11 to 5.14	172,445,000	146,416,584
US Treasury Bonds 4.125% 8/15/2044	4.23 to 4.84	58,680,600	52,798,786
US Treasury Bonds 4.125% 8/15/2053	4.36 to 5.01	78,100,600	67,724,813
US Treasury Bonds 4.25% 2/15/2054 (c)	4.62 to 4.81	37,800,000	33,472,195
US Treasury Bonds 4.25% 8/15/2054	4.47 to 4.62	101,653,000	90,038,351
US Treasury Bonds 4.375% 5/15/2041	4.61 to 4.64	7,840,000	7,484,750
US Treasury Bonds 4.375% 8/15/2043	4.64 to 5.09	80,800,000	75,645,844
US Treasury Bonds 4.5% 11/15/2054	4.60 to 4.95	55,569,100	51,327,615
US Treasury Bonds 4.5% 2/15/2044 (c)	4.94 to 5.08	26,743,200	25,352,762
US Treasury Bonds 4.5% 8/15/2039	4.23 to 4.52	4,348,000	4,271,910
US Treasury Bonds 4.625% 11/15/2044	4.73 to 4.97	24,330,000	23,333,991
US Treasury Bonds 4.625% 11/15/2045 (c)	4.82 to 5.02	35,290,000	33,724,006
US Treasury Bonds 4.625% 11/15/2055	4.79 to 4.89	25,555,000	24,125,517
US Treasury Bonds 4.625% 2/15/2046	4.66 to 4.90	56,392,000	53,854,360
US Treasury Bonds 4.625% 2/15/2055	4.73 to 5.04	56,068,000	52,882,059
US Treasury Bonds 4.625% 5/15/2044	4.66 to 5.13	18,019,000	17,327,802
US Treasury Bonds 4.625% 5/15/2054	4.52 to 5.01	76,741,000	72,352,374
US Treasury Bonds 4.75% 11/15/2043	4.57 to 4.95	22,484,000	22,018,511
US Treasury Bonds 4.75% 11/15/2053	4.40 to 4.92	52,943,000	50,872,846
US Treasury Bonds 4.75% 2/15/2056 (b)	5.02	2,950,000	2,843,063
US Treasury Bonds 4.75% 5/15/2055	4.64 to 5.08	45,816,100	44,097,996
US Treasury Bonds 4.75% 8/15/2055	4.89 to 4.94	24,710,000	23,792,062
US Treasury Bonds 4.875% 8/15/2045	4.84 to 4.97	53,087,000	52,421,339
US Treasury Bonds 5% 5/15/2056	4.98 to 5.12	119,394,000	119,748,452
US Treasury Bonds 6.25% 5/15/2030 (b)(f)	4.41 to 4.46	2,860,000	3,082,097
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051 (b)(c)	2.06 to 2.35	50,226,264	26,837,196
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052 (b)(c)	2.36 to 2.40	5,693,856	2,979,649
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054 (b)(c)	1.91 to 2.15	93,177,270	82,247,507
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	8,518,266	7,927,318
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.72	2,374,037	2,210,414
US Treasury Notes 0.375% 9/30/2027	4.15 to 4.50	4,571,000	4,361,198
US Treasury Notes 0.5% 5/31/2027	4.15 to 4.53	15,788,000	15,265,639
US Treasury Notes 0.5% 8/31/2027	3.87 to 4.51	21,311,000	20,424,429
US Treasury Notes 0.625% 7/31/2026	4.20 to 4.66	1,664,000	1,655,528
US Treasury Notes 1.125% 10/31/2026 (b)	4.22 to 4.46	8,797,500	8,701,191
US Treasury Notes 1.125% 8/31/2028	3.83 to 4.23	2,215,000	2,078,120
US Treasury Notes 1.25% 11/30/2026	2.15 to 4.74	32,220,000	31,820,850
US Treasury Notes 1.25% 3/31/2028	3.90 to 4.22	2,036,400	1,938,239
US Treasury Notes 1.25% 5/31/2028	4.37	3,547,000	3,360,644
US Treasury Notes 1.25% 9/30/2028	4.20	3,299,000	3,096,421
US Treasury Notes 1.375% 10/31/2028	3.49 to 3.63	76,870,000	72,197,745
US Treasury Notes 1.5% 11/30/2028	3.03 to 4.47	53,755,000	50,538,099
US Treasury Notes 1.5% 2/15/2030	4.13 to 4.38	4,824,000	4,398,508
US Treasury Notes 1.875% 2/28/2027	4.15 to 4.58	5,213,000	5,138,674
US Treasury Notes 2.25% 8/15/2027	3.88 to 4.19	10,019,000	9,821,751
US Treasury Notes 2.375% 3/31/2029	3.90 to 4.94	10,054,300	9,606,962
US Treasury Notes 2.75% 5/31/2029	3.59 to 4.34	97,765,000	94,194,286
US Treasury Notes 2.75% 7/31/2027	3.87 to 4.77	49,915,000	49,246,217
US Treasury Notes 2.75% 8/15/2032	3.79 to 4.53	58,398,000	53,678,256
US Treasury Notes 2.875% 4/30/2029	3.82 to 4.23	4,072,000	3,940,933
US Treasury Notes 2.875% 5/15/2028	2.00 to 3.99	93,050,000	91,076,322
US Treasury Notes 2.875% 5/15/2032	4.10 to 4.33	4,230,000	3,932,248
US Treasury Notes 3.125% 8/31/2029	4.26 to 4.65	26,356,600	25,599,877
US Treasury Notes 3.25% 6/30/2029	4.18 to 4.68	3,150,100	3,076,639
US Treasury Notes 3.375% 2/29/2028	3.41 to 3.95	49,735,000	49,222,108
US Treasury Notes 3.375% 5/15/2033	4.26 to 4.89	41,033,000	38,793,816
US Treasury Notes 3.375% 9/15/2028	3.62	744,000	733,421
US Treasury Notes 3.5% 1/15/2029	3.65	7,300,000	7,201,621
US Treasury Notes 3.5% 1/31/2030	4.03 to 4.12	15,980,000	15,656,655
US Treasury Notes 3.5% 2/15/2029	3.61 to 3.67	25,952,000	25,589,077
US Treasury Notes 3.5% 2/15/2033	3.91 to 4.32	130,924,600	125,068,793
US Treasury Notes 3.5% 2/28/2031	3.54 to 3.88	57,665,000	56,110,748
US Treasury Notes 3.5% 3/15/2029	3.83 to 3.88	21,000,000	20,699,766
US Treasury Notes 3.625% 12/31/2030	3.83 to 3.84	43,590,000	42,673,929
US Treasury Notes 3.625% 3/31/2028	4.03	8,898,000	8,838,912
US Treasury Notes 3.625% 5/31/2028	4.16 to 4.42	9,741,000	9,669,084
US Treasury Notes 3.625% 8/31/2029	3.57 to 3.66	41,962,300	41,388,596
US Treasury Notes 3.625% 8/31/2030	3.71 to 4.31	33,341,000	32,700,228
US Treasury Notes 3.625% 9/30/2030	3.75 to 3.78	86,900,000	85,202,734
US Treasury Notes 3.625% 9/30/2031	3.99 to 4.23	64,614,000	62,935,551
US Treasury Notes 3.75% 1/31/2031	3.82 to 3.85	7,300,000	7,181,945
US Treasury Notes 3.75% 10/31/2032	3.88 to 3.90	80,300,000	78,047,836
US Treasury Notes 3.75% 11/30/2032	3.87 to 3.93	40,770,000	39,605,825
US Treasury Notes 3.75% 12/31/2030	4.10 to 4.29	36,000	35,422
US Treasury Notes 3.75% 2/28/2033	3.74 to 3.93	64,905,000	62,940,102
US Treasury Notes 3.75% 4/15/2028	3.92	1,321,000	1,314,963
US Treasury Notes 3.75% 4/30/2028	3.82 to 3.99	168,283,000	167,494,173
US Treasury Notes 3.75% 5/15/2028	4.03	77,000	76,639
US Treasury Notes 3.75% 8/31/2031	3.74 to 4.31	1,279,000	1,253,870
US Treasury Notes 3.875% 11/30/2027	4.19 to 4.82	8,522,000	8,508,352
US Treasury Notes 3.875% 3/15/2028	3.58 to 3.96	2,153,000	2,148,459
US Treasury Notes 3.875% 3/31/2031	4.13	2,445,000	2,416,921
US Treasury Notes 3.875% 4/15/2029	3.93 to 4.13	52,660,000	52,409,042
US Treasury Notes 3.875% 4/30/2030	4.13	5,150,000	5,107,754
US Treasury Notes 3.875% 4/30/2031	3.96 to 4.32	278,464,000	275,222,506
US Treasury Notes 3.875% 5/15/2029	4.00	72,410,000	72,064,921
US Treasury Notes 3.875% 8/15/2033	3.83 to 4.91	61,741,000	60,127,534
US Treasury Notes 3.875% 8/15/2034	3.82 to 4.43	130,970,000	126,649,863
US Treasury Notes 3.875% 8/31/2032	3.77 to 3.94	50,990,000	49,972,192
US Treasury Notes 4% 1/31/2031	4.08 to 4.29	5,850,000	5,815,494
US Treasury Notes 4% 1/31/2033	4.04 to 4.06	49,013,000	48,254,830
US Treasury Notes 4% 11/15/2035	4.14 to 4.28	109,340,000	105,752,281
US Treasury Notes 4% 2/29/2028	3.69	3,359,000	3,359,262
US Treasury Notes 4% 5/31/2028	4.00 to 4.02	40,610,000	40,611,586
US Treasury Notes 4% 7/31/2030	4.20 to 4.29	130,000	129,416
US Treasury Notes 4% 7/31/2032	4.14	4,900,000	4,838,176
US Treasury Notes 4.125% 10/31/2027	4.14 to 4.83	2,393,000	2,398,048
US Treasury Notes 4.125% 10/31/2031 (b)(c)	4.17 to 4.26	52,500,000	52,358,496
US Treasury Notes 4.125% 11/30/2031	4.22 to 4.55	33,481,000	33,386,835
US Treasury Notes 4.125% 2/15/2036	4.27 to 4.61	73,143,000	71,348,711
US Treasury Notes 4.125% 3/31/2029	4.61 to 4.67	10,900,000	10,920,012
US Treasury Notes 4.125% 3/31/2031	4.22 to 4.70	46,000	45,959
US Treasury Notes 4.125% 4/30/2033	4.17 to 4.49	95,550,000	94,654,219
US Treasury Notes 4.125% 5/31/2031	4.14 to 4.18	62,535,000	62,495,916
US Treasury Notes 4.125% 7/31/2031	3.79 to 4.17	162,083,400	161,836,871
US Treasury Notes 4.25% 11/15/2034	4.44 to 4.62	158,209,500	156,831,347
US Treasury Notes 4.25% 11/30/2026	4.01	11,817,300	11,845,089
US Treasury Notes 4.25% 2/15/2028	3.46 to 4.29	32,083,000	32,219,603
US Treasury Notes 4.25% 2/28/2031	4.13 to 4.57	50,705,000	50,942,680
US Treasury Notes 4.25% 3/31/2033	4.31	985,000	983,461
US Treasury Notes 4.25% 5/15/2035	4.41 to 4.59	20,235,000	20,008,937
US Treasury Notes 4.25% 5/31/2033	4.29	15,905,000	15,862,752
US Treasury Notes 4.25% 6/30/2031	4.06 to 4.42	7,542,400	7,574,809
US Treasury Notes 4.25% 8/15/2035	4.15 to 4.35	117,794,000	116,344,581
US Treasury Notes 4.375% 12/15/2026	4.04	3,153,800	3,163,933
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.59	98,355,100	97,847,957
US Treasury Notes 4.375% 7/15/2027	3.59 to 4.23	45,460,000	45,681,972
US Treasury Notes 4.375% 8/31/2028	3.81	12,335,000	12,425,103
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.63	175,900,000	177,975,071
US Treasury Notes 4.5% 12/31/2031	4.10 to 4.50	53,161,600	53,971,484
US Treasury Notes 4.5% 5/15/2027	4.15 to 4.61	4,760,000	4,785,622
US Treasury Notes 4.5% 7/15/2026	3.98 to 4.24	10,019,000	10,028,197
US Treasury Notes 4.625% 10/15/2026	4.89 to 5.01	4,586,000	4,600,451
US Treasury Notes 4.625% 2/15/2035	4.37 to 4.53	17,185,000	17,483,053
US Treasury Notes 4.625% 6/15/2027	4.59	3,477,000	3,502,286
US Treasury Notes 4.625% 9/30/2028	4.19 to 4.85	95,000	96,251
US Treasury Notes 4.625% 9/30/2030	3.97 to 4.65	56,145,000	57,245,969
US Treasury Notes 4.75% 2/15/2045	4.67 to 4.87	9,310,000	9,065,249
US Treasury Notes 4.875% 10/31/2030 (b)	4.73 to 4.91	109,029,600	112,274,934
US Treasury Strip Coupon 0% 11/15/2033 (s)(t)	3.84 to 4.15	2,471,933	1,790,097
US Treasury Strip Coupon 0% 11/15/2041 (s)(t)	4.42 to 4.78	19,370,000	8,904,195
US Treasury Strip Coupon 0% 11/15/2042 (s)(t)	4.47	229,800	99,377
US Treasury Strip Coupon 0% 11/15/2043 (s)(t)	4.21 to 4.45	1,570,738	641,041
US Treasury Strip Coupon 0% 11/15/2045 (s)(t)	4.53	4,155,000	1,509,499
US Treasury Strip Coupon 0% 2/15/2042 (s)(t)	4.15 to 4.80	9,703,646	4,397,453
US Treasury Strip Coupon 0% 2/15/2045 (s)(t)	4.85 to 5.06	36,190,000	13,714,202
US Treasury Strip Coupon 0% 5/15/2031 (s)(t)	4.48 to 4.49	9,460,000	7,696,145
US Treasury Strip Coupon 0% 5/15/2039 (b)(s)(t)	3.74 to 5.45	33,625,000	18,007,129
US Treasury Strip Coupon 0% 5/15/2040 (s)(t)	4.70	4,427,000	2,231,697
US Treasury Strip Coupon 0% 5/15/2041 (c)(s)(t)	2.12 to 2.38	38,705,000	18,340,287
US Treasury Strip Coupon 0% 5/15/2042 (s)(t)	4.41	557,284	249,043
US Treasury Strip Coupon 0% 5/15/2043 (s)(t)	4.80 to 4.83	5,080,000	2,134,687
US Treasury Strip Coupon 0% 5/15/2044 (s)(t)	2.36 to 5.17	17,795,000	7,045,965
US Treasury Strip Coupon 0% 8/15/2040 (s)(t)	1.89 to 4.39	28,492,494	14,135,677
US Treasury Strip Coupon 0% 8/15/2041 (s)(t)	3.28 to 4.93	14,324,205	6,690,156
US Treasury Strip Coupon 0% 8/15/2042 (s)(t)	4.78 to 4.99	28,645,000	12,598,753
US Treasury Strip Coupon 0% 8/15/2043 (s)(t)	5.10	2,745,000	1,135,140
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,778,856,753)			6,571,469,086

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Ad)	3.67	206,903,249	206,944,629
Fidelity Investments Money Market Government Portfolio - Institutional Class (y)(Ae)	3.55	112,828,377	112,828,377
Fidelity Securities Lending Cash Central Fund (Ad)(Af)	3.67	65,016,857	65,023,359
State Street Institutional U.S. Government Money Market Fund Premier Class (Ae)	3.56	487,796,136	487,796,136
TOTAL MONEY MARKET FUNDS (Cost $872,588,856)			872,592,501

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount		Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031		6,690,000	400,010
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027		10,300,000	243,976
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031		5,510,000	331,985
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring March 2038	3/2028		7,383,006	224,969
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031		9,080,000	552,800
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031		8,580,000	516,011
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030		7,000,000	232,014
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031		2,750,000	155,760
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026		16,240,000	388,473
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027		10,730,000	119,780
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029		2,500,000	79,408
Option on an interest rate swap with Goldman Sachs Bank USA to pay a annually fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028		71,700,000	501,914
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030		6,340,000	204,411
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026		7,140,000	143,632
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.05% and pay annually a floating rate based on US SOFR Index, expiring March 2038	3/2028		7,382,999	208,288
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026		8,310,000	352,778
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028		32,890,000	237,745
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028		14,800,000	102,093
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030		8,600,000	317,610
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030		6,850,000	221,609

TOTAL PUT SWAPTIONS				5,535,266
Call Swaptions - 0.0%
Option on an interest rate swap with Deutsche Bank AG/London to pay annually a fixed rate of 4.11% and receive annually a floating rate based on US SOFR Index, expiring March 2038	3/2028		7,383,006	252,712
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 4.15% and receive annually a floating rate based on US SOFR Index, expiring August 2028	8/2026		15,023,000	22,626
Option on an interest rate swap with Deutsche Bank AG/London to pay annually a fixed rate of 4.05% and receive annually a floating rate based on US SOFR Index, expiring March 2038	3/2028		7,382,999	270,526
Option on an interest rate swap with Deutsche Bank AG/London to pay annually a fixed rate of 2.9% and receive Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring August 2028	8/2026	EUR	15,023,000	31,015
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 5.5% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring November 2028	11/2026	GBP	7,811,000	5,045

TOTAL CALL SWAPTIONS				581,924
TOTAL PURCHASED SWAPTIONS (Cost $6,210,913)				6,117,190

Purchased Options - 0.0%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount($)(a)	Exercise Price ($)(a)	Expiration Date	Value ($)
Put Options
EUR/USD Cross Currency Contracts	Bank of America NA	8,386,000	EUR 8,386,000	EUR 1.17	7/2026	66,946
EUR/USD Cross Currency Contracts	Bank of America NA	2,362,250	EUR 2,362,250	EUR 1.14	7/2026	1,872

						68,818
TOTAL PURCHASED OPTIONS (Cost $75,087)						68,818

TOTAL INVESTMENT IN SECURITIES - 119.1% (Cost $52,876,518,546)	51,204,204,738
NET OTHER ASSETS (LIABILITIES) - (19.1)% (z)(Aa)(Ab)(Ag)	(8,209,408,980)
NET ASSETS - 100.0%	42,994,795,758

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Australia and New Zealand Banking Group	3.65	5/2026	6/2026	300,000,000	300,091,250	U.S. Treasuries (including strips)	2.375 - 4.75	2/2042 - 5/2055	308,289,688
BofA Securities, Inc.	3.66	5/2026	6/2026	671,000,000	671,204,655	U.S. Treasuries (including strips)	0.875	11/2030	685,509,336
BofA Securities, Inc.	3.69	5/2026	6/2026	75,000,000	75,023,063	U.S. Treasuries (including strips)	4.25	6/2029	76,734,830
Total Repurchase Agreements				1,046,000,000	1,046,318,968				1,070,533,854

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2056	(6,150,000)	(5,047,149)
Ginnie Mae II Pool 2.5% 6/1/2056	(87,000)	(74,460)
Ginnie Mae II Pool 3% 6/1/2056	(81,000)	(72,025)
Ginnie Mae II Pool 4% 6/1/2056	(7,296,000)	(6,786,135)
Ginnie Mae II Pool 4.5% 6/1/2056	(17,510,000)	(16,847,793)
Ginnie Mae II Pool 5% 6/1/2056	(77,843,000)	(76,890,030)
Ginnie Mae II Pool 5.5% 6/1/2056	(111,828,000)	(112,522,977)
Ginnie Mae II Pool 6% 6/1/2056	(81,428,000)	(82,952,861)
Ginnie Mae II Pool 6.5% 6/1/2056	(1,341,000)	(1,395,897)
Uniform Mortgage Backed Securities 2% 6/1/2041	(142,000)	(130,401)
Uniform Mortgage Backed Securities 2% 6/1/2056	(244,636,000)	(195,737,471)
Uniform Mortgage Backed Securities 2.5% 6/1/2041	(43,000)	(40,511)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(51,985,521)	(43,535,841)
Uniform Mortgage Backed Securities 3% 6/1/2041	(62,000)	(58,941)
Uniform Mortgage Backed Securities 3% 6/1/2056	(20,476,000)	(17,890,905)
Uniform Mortgage Backed Securities 3.5% 6/1/2041	(8,000)	(7,651)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(51,159,000)	(46,526,711)
Uniform Mortgage Backed Securities 4% 6/1/2041	(10,000)	(9,709)
Uniform Mortgage Backed Securities 4% 6/1/2056	(178,710,000)	(167,394,029)
Uniform Mortgage Backed Securities 4% 7/1/2056	(174,000,000)	(162,825,946)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(113,000,000)	(109,036,163)
Uniform Mortgage Backed Securities 4.5% 6/1/2041	(93,000)	(92,019)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(674,124,000)	(647,369,705)
Uniform Mortgage Backed Securities 4.5% 7/1/2056	(99,000,000)	(94,978,125)
Uniform Mortgage Backed Securities 5% 2/1/2056	(173,015,594)	(174,042,891)
Uniform Mortgage Backed Securities 5% 6/1/2041	(12,950,000)	(13,016,773)
Uniform Mortgage Backed Securities 5% 6/1/2056	(590,003,872)	(580,692,903)
Uniform Mortgage Backed Securities 5% 7/1/2056	(135,000,000)	(132,700,788)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(739,892,000)	(743,475,890)
Uniform Mortgage Backed Securities 5.5% 7/1/2056	(130,000,000)	(130,421,486)
Uniform Mortgage Backed Securities 6% 6/1/2056	(98,326,000)	(100,400,069)
Uniform Mortgage Backed Securities 6% 7/1/2056	(41,130,509)	(41,927,413)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(10,146,000)	(10,542,328)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,715,443,996)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,705,083,457)		(3,715,443,996)

Written Swaptions
	Expiration Date	Notional Amount		Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.093% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		3,500,000	(27,123)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.885% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		1,700,000	(121)
Option with an exercise rate 300 on a credit default swap with JPMorgan Chase Bank NA to buy protection on iTraxx Crossover Series 44 Index, paying 0% Quarterly expiring June 2030	6/2026	EUR	1,957,000	(72,970)
Option on an interest rate swap with Goldman Sachs International to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2038	4/2028		15,039,000	(416,445)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.14% and receive annually a floating rate based on US SOFR Index, expiring February 2038	2/2028		18,584,000	(573,262)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		1,800,000	(48)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031		2,530,000	(154,094)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 3.82% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		2,500,000	0
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2038	4/2028		3,809,225	(111,488)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.063% and receive annually a floating rate based on US SOFR Index, expiring April 2038	4/2028		4,360,000	(125,638)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring March 2037	3/2027		10,772,000	(144,751)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2038	3/2028		13,089,000	(316,646)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.707% and receive annually a floating rate based on US SOFR Index, expiring March 2037	3/2027		3,634,000	(32,269)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 4.054% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		3,500,000	(20,518)

TOTAL PUT SWAPTIONS				(1,995,373)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.4% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring October 2028	10/2026	EUR	19,163,000	(15,168)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2038	3/2028		13,089,000	(534,514)
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 3.2% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring October 2028	10/2026	EUR	23,561,000	(31,280)
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.99% and receive annually a floating rate based on US SOFR Index, expiring March 2036	3/2031		7,500,000	(212,176)
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 3.2% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring August 2028	8/2026	EUR	30,046,000	(20,677)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.413% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		3,500,000	(816)
Option on an interest rate swap with Morgan Stanley & Co International PLC to receive annually a fixed rate of 3.875% and pay annually a floating rate based on US SOFR Index, expiring June 2028	6/2026		9,800,000	(9,864)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.14% and receive annually a floating rate based on US SOFR Index, expiring February 2038	2/2028		18,584,000	(587,021)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031		21,000,000	(1,241,792)
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 3.31% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring October 2028	10/2026	EUR	12,924,000	(12,695)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.707% and pay annually a floating rate based on US SOFR Index, expiring March 2037	3/2027		3,634,000	(144,500)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring August 2038	8/2028		3,809,225	(136,719)
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 3.52% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring November 2036	11/2026	EUR	4,919,000	(19,025)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031		6,000,000	(300,264)
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	6/2026		25,800,000	(495)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.105% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		1,800,000	(1,628)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.155% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		1,700,000	(531)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		2,500,000	(2,364)
Option on an interest rate swap with Goldman Sachs International to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2038	4/2028		15,039,000	(576,300)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031		9,100,000	(508,611)
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring September 2028	9/2026		8,358,000	(38,098)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.126% and pay annually a floating rate based on US SOFR Index, expiring June 2028	6/2026		12,200,000	(3,793)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 4.354% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		3,500,000	(1,383)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.063% and pay annually a floating rate based on US SOFR Index, expiring April 2038	4/2028		4,360,000	(158,506)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring March 2037	3/2027		10,772,000	(338,305)
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.8% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring November 2028	11/2026	GBP	7,811,000	(15,631)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031		8,720,000	(480,182)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.45% and pay annually a floating rate based on US SOFR Index, expiring August 2028	8/2026		30,046,000	(17,791)

TOTAL CALL SWAPTIONS				(5,410,129)
TOTAL WRITTEN SWAPTIONS (Cost $(8,109,495))				(7,405,502)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 10Y Australia Treasury Bond Contracts (Australia)	1,197	6/2026	93,801,215	697,527
CBOT 10Y US Treasury Notes Contracts (United States)	10,516	9/2026	1,155,609,813	10,486,428
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	2,396	9/2026	268,801,250	1,359,815
CBOT 2Y US Treasury Notes Contracts (United States)	4,018	9/2026	830,219,250	1,373,826
CBOT 5Y US Treasury Notes Contracts (United States)	3,943	9/2026	422,979,164	2,050,073
CBOT US Treasury Long Bond Contracts (United States)	631	9/2026	70,928,344	1,250,981
CBOT US Treasury Ultra Bond Contracts (United States)	1,902	9/2026	217,897,875	3,747,917
Eurex Euro-BTP Contracts (Germany)	69	6/2026	9,578,115	122,084
Eurex Euro-Bobl Contracts (Germany)	15	6/2026	2,031,461	9,531
Eurex Euro-Bund Contracts (Germany)	133	6/2026	19,622,545	(310,624)
Eurex Short-Term Euro-BTP Contracts (Germany)	14	6/2026	1,738,041	(2,469)
ICE Long GILT Futures (United Kingdom)	233	9/2026	27,844,935	423,853
TME 10Y Canadian Bond Contracts (Canada)	31	9/2026	2,703,464	6,020
TOTAL LONG				21,214,962
SHORT
ASX 10Y Australia Treasury Bond Contracts (Australia)	(246)	6/2026	(19,277,443)	(201,520)
ASX 3Y Australia Treasury Bond Contracts (Australia)	(72)	6/2026	(5,393,531)	(24,278)
CBOT 10Y US Treasury Notes Contracts (United States)	(16)	9/2026	(1,758,250)	(1,523)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(71)	9/2026	(7,965,313)	(87,306)
CBOT US Treasury Ultra Bond Contracts (United States)	(26)	9/2026	(2,978,625)	(63,303)
Eurex Euro-Bobl Contracts (Germany)	(6)	9/2026	(806,006)	(2,524)
Eurex Euro-Bobl Contracts (Germany)	(121)	6/2026	(16,387,115)	66,607
Eurex Euro-Bund Contracts (Germany)	(219)	6/2026	(32,310,808)	(101,176)
Eurex Euro-Buxl Contracts (Germany)	(24)	6/2026	(3,082,095)	27,405
Eurex Euro-Schatz Contracts (Germany)	(97)	6/2026	(11,994,622)	84,932
ICE Long GILT Futures (United Kingdom)	(50)	9/2026	(5,975,308)	(108,118)
TOTAL SHORT				(410,804)
TOTAL FUTURES CONTRACTS				20,804,158

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	65	7,140,861	110.00	6/2026	(22,344)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	81	8,901,141	111.00	6/2026	(13,922)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	61	6,703,328	110.75	6/2026	(14,297)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	81	8,901,141	110.00	6/2026	(40,500)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	81	8,901,141	111.50	6/2026	(8,859)
USD/BRL Cross Currency Contracts	Morgan Stanley & Co International PLC	1,065,000	1,065,000	5.35	6/2026	(3,167)

						(103,089)
Put Options
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	65	7,140,861	108.00	6/2026	(2,031)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	81	8,901,141	108.00	6/2026	(7,594)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	142	15,604,469	108.50	6/2026	(24,406)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	81	8,901,141	109.00	6/2026	(22,781)
EUR/USD Cross Currency Contracts	Bank of America NA	2,362,250	2,362,250	1.17	7/2026	(18,858)
EUR/USD Cross Currency Contracts	Bank of America NA	8,386,000	8,386,000	1.14	7/2026	(6,646)
USD/BRL Cross Currency Contracts	Morgan Stanley & Co International PLC	1,065,000	1,065,000	5.35	6/2026	(59,413)

						(141,729)
TOTAL WRITTEN OPTIONS (Cost $(322,980))						(244,818)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,881,000	USD	1,340,066	Bank of America NA	6/2026	11,902
AUD	9,923,105	USD	7,133,720	Barclays Bank PLC	6/2026	(1,488)
AUD	21,903,459	USD	15,650,021	JPMorgan Chase Bank NA	6/2026	93,090
AUD	20,288,436	USD	14,446,178	JPMorgan Chase Bank NA	6/2026	136,135
AUD	854,000	USD	613,469	JPMorgan Chase Bank NA	6/2026	163
AUD	1,094,000	USD	752,132	JPMorgan Chase Bank NA	6/2026	33,949
AUD	334,000	USD	239,309	JPMorgan Chase Bank NA	6/2026	678
BRL	3,460,403	USD	688,432	BANCOBNP	6/2026	(2,463)
BRL	3,326,525	USD	657,546	BANCOBNP	6/2026	1,884
BRL	130,994	USD	26,110	BNP Paribas SA	6/2026	(143)
BRL	5,475,370	USD	1,082,752	BNP Paribas SA	6/2026	2,651
BRL	14,414,851	USD	2,712,705	BNP Paribas SA	6/2026	144,805
BRL	696,206	USD	131,258	Bank of America NA	6/2026	6,753
BRL	284,592	USD	56,534	Goldman Sachs Bank USA	6/2026	(118)
BRL	213,729	USD	42,457	Goldman Sachs Bank USA	6/2026	(89)
BRL	698,855	USD	130,987	Goldman Sachs Bank USA	6/2026	7,550
BRL	1,390,774	USD	261,714	Goldman Sachs Bank USA	6/2026	13,984
BRL	4,008,877	USD	751,500	Goldman Sachs International	6/2026	40,294
BRL	4,011,544	USD	752,000	Goldman Sachs International	6/2026	40,320
BRL	4,241,389	USD	835,857	Societe Generale SA	6/2026	1,860
BRL	8,464,891	USD	1,671,714	Societe Generale SA	6/2026	188
BRL	8,464,891	USD	1,671,714	Societe Generale SA	6/2026	188
BRL	8,464,896	USD	1,671,715	Societe Generale SA	6/2026	188
BRL	4,700,000	USD	927,296	BNP Paribas SA	7/2026	(2,400)
BRL	41,327,695	USD	7,693,053	BNP Paribas SA	7/2026	439,679
BRL	5,000,000	USD	1,008,492	BNP Paribas SA	7/2026	(24,559)
BRL	4,900,000	USD	972,242	BNP Paribas SA	7/2026	(7,988)
BRL	3,500,000	USD	690,935	BNP Paribas SA	7/2026	(2,182)
BRL	3,400,000	USD	667,190	BNP Paribas SA	7/2026	1,884
BRL	3,700,000	USD	744,617	BNP Paribas SA	7/2026	(16,507)
BRL	3,700,000	USD	745,862	BNP Paribas SA	7/2026	(17,753)
BRL	6,100,000	USD	1,196,782	BNP Paribas SA	7/2026	3,615
BRL	7,200,000	USD	1,424,671	Goldman Sachs Bank USA	7/2026	(7,808)
BRL	7,300,000	USD	1,465,275	Goldman Sachs Bank USA	7/2026	(28,734)
BRL	1,912,075	USD	355,801	Goldman Sachs Bank USA	7/2026	20,469
BRL	65,478,751	USD	12,095,233	Goldman Sachs Bank USA	7/2026	790,100
BRL	5,421,471	USD	1,074,537	Goldman Sachs Bank USA	7/2026	(7,665)
BRL	7,100,000	USD	1,402,303	Goldman Sachs Bank USA	7/2026	(5,119)
BRL	2,400,000	USD	468,010	JPMorgan Chase Bank NA	7/2026	4,278
BRL	2,400,000	USD	468,010	JPMorgan Chase Bank NA	7/2026	4,278
CAD	26,582,657	USD	19,253,029	State Street Bank & Trust Co	6/2026	28,629
CAD	217,544	USD	160,000	State Street Bank & Trust Co	6/2026	(2,205)
CLP	539,250,000	USD	607,004	JPMorgan Chase Bank NA	6/2026	(1,064)
CLP	386,770,000	USD	420,905	Morgan Stanley & Co International PLC	6/2026	13,697
CLP	395,020,000	USD	429,884	Morgan Stanley & Co International PLC	6/2026	13,989
COP	2,678,222,500	USD	697,000	Morgan Stanley	6/2026	26,562
COP	5,210,460,000	USD	1,356,008	Morgan Stanley & Co International PLC	6/2026	51,676
CZK	10,660,000	USD	506,220	Bank of America NA	6/2026	5,843
CZK	23,700,000	USD	1,125,300	Bank of America NA	6/2026	13,153
EGP	21,960,000	USD	394,609	JPMorgan Chase Bank NA	6/2026	25,798
EUR	2,258,480	USD	2,639,211	BNP Paribas SA	6/2026	(4,919)
EUR	152,371,167	USD	177,280,806	BNP Paribas SA	6/2026	444,924
EUR	93,942,625	USD	108,879,503	Bank of America NA	6/2026	695,175
EUR	290,455	USD	340,000	Barclays Bank PLC	6/2026	(1,213)
EUR	176,330	USD	205,247	BNP Paribas SA	6/2026	541
EUR	7,508,000	USD	8,837,400	Bank of America NA	6/2026	(74,332)
EUR	4,490,000	USD	5,188,714	Morgan Stanley & Co International PLC	6/2026	51,852
EUR	394,304	USD	463,140	Bank of America NA	6/2026	(2,741)
EUR	1,622,626	USD	1,915,141	Citibank NA	6/2026	(20,526)
EUR	879,473	USD	1,033,427	Citibank NA	6/2026	(6,535)
EUR	474,023	USD	551,813	Citibank NA	6/2026	1,667
EUR	59,000	USD	69,387	Bank of America NA	7/2026	(392)
EUR	481,000	USD	563,421	Canadian Imperial Bank of Commerce	7/2026	(936)
EUR	651,000	USD	769,640	Royal Bank of Canada	7/2026	(8,356)
EUR	48,000	USD	56,403	State Street Bank & Trust Co	7/2026	(272)
GBP	54,861,334	USD	73,530,536	BNP Paribas SA	6/2026	351,222
GBP	6,901,531	USD	9,248,112	Citibank NA	6/2026	46,180
GBP	1,669,000	USD	2,239,671	JPMorgan Chase Bank NA	7/2026	7,850
HUF	244,690,000	USD	713,781	BTIG LLC (GB)	6/2026	91,972
IDR	9,360,400,000	USD	550,100	Bank of America NA	6/2026	(26,910)
IDR	12,000,000,000	USD	705,227	Bank of America NA	6/2026	(34,499)
IDR	11,841,396,000	USD	696,000	Goldman Sachs International	6/2026	(34,137)
INR	150,000,000	USD	1,609,649	JPMorgan Chase Bank NA	6/2026	(33,332)
JPY	279,402,347	USD	1,752,884	BNP Paribas SA	6/2026	1,440
JPY	267,265,803	USD	1,676,068	Bank of America NA	6/2026	2,052
JPY	111,476,775	USD	699,884	State Street Bank & Trust Co	6/2026	62
JPY	178,600,000	USD	1,127,402	JPMorgan Chase Bank NA	7/2026	(436)
KRW	7,808,308,695	USD	5,387,437	JPMorgan Chase Bank NA	6/2026	(210,630)
KRW	1,127,630,000	USD	763,741	Morgan Stanley & Co International PLC	6/2026	(16,137)
MXN	14,015,470	USD	779,000	BTIG LLC (GB)	6/2026	28,386
MXN	7,650,000	USD	425,183	BTIG LLC (GB)	6/2026	15,508
MXN	13,040,000	USD	724,884	BTIG LLC (GB)	6/2026	26,308
MXN	80,000,000	USD	4,452,596	Morgan Stanley & Co International PLC	6/2026	155,946
MYR	7,230,000	USD	1,831,036	BTIG LLC (GB)	6/2026	(6,746)
MYR	4,170,000	USD	1,057,034	BTIG LLC (GB)	6/2026	(4,850)
PLN	8,180,000	USD	2,215,774	Bank of America NA	6/2026	39,623
THB	57,450,000	USD	1,800,197	JPMorgan Chase Bank NA	6/2026	(32,489)
TRY	13,037	USD	284	Barclays Bank PLC	6/2026	0
TRY	1,084,353	USD	23,625	Barclays Bank PLC	6/2026	3
TRY	247,525,141	USD	5,318,661	Barclays Bank PLC	6/2026	70,013
TRY	21,549,276	USD	462,575	Barclays Bank PLC	6/2026	6,125
TRY	135,550,841	USD	2,907,381	Barclays Bank PLC	6/2026	38,144
TRY	4,093,656	USD	87,913	Barclays Bank PLC	6/2026	631
TRY	78,053,920	USD	1,674,079	Barclays Bank PLC	6/2026	12,631
TRY	17,015,785	USD	361,093	Barclays Bank PLC	6/2026	6,269
TRY	17,044,794	USD	361,130	Barclays Bank PLC	6/2026	5,831
TRY	169,375,797	USD	3,591,552	Barclays Bank PLC	6/2026	54,974
TRY	4,115,751	USD	88,273	Barclays Bank PLC	6/2026	253
TRY	270,935,672	USD	5,779,838	Barclays Bank PLC	6/2026	42,309
TRY	166,744,554	USD	3,552,897	Barclays Bank PLC	6/2026	13,539
TRY	171,480,371	USD	3,628,715	Barclays Bank PLC	6/2026	25,238
TRY	174,060,047	USD	3,626,818	Barclays Bank PLC	7/2026	18,267
TRY	35,078,865	USD	730,460	Barclays Bank PLC	7/2026	3,360
TRY	4,253,624	USD	88,109	Barclays Bank PLC	7/2026	302
TWD	9,550,000	USD	299,036	JPMorgan Chase Bank NA	6/2026	5,206
USD	37,582,650	AUD	52,357,000	Bank of America NA	6/2026	(48,943)
USD	1,165,514	AUD	1,639,000	UBS AG	6/2026	(12,517)
USD	5,726	AUD	8,000	BTIG LLC (GB)	6/2026	(23)
USD	182,843	AUD	259,000	JPMorgan Chase Bank NA	6/2026	(3,258)
USD	1,756,730	AUD	2,489,000	JPMorgan Chase Bank NA	6/2026	(31,712)
USD	32,195	AUD	45,000	JPMorgan Chase Bank NA	6/2026	(139)
USD	1,571,020	AUD	2,200,000	JPMorgan Chase Bank NA	6/2026	(9,734)
USD	17,280,107	AUD	25,125,564	BTIG LLC (GB)	6/2026	(770,380)
USD	696,482	AUD	960,638	Citibank NA	6/2026	6,349
USD	7,129,504	AUD	9,923,105	Barclays Bank PLC	7/2026	1,475
USD	15,640,822	AUD	21,903,459	JPMorgan Chase Bank NA	7/2026	(93,013)
USD	14,437,677	AUD	20,288,436	JPMorgan Chase Bank NA	7/2026	(136,044)
USD	1,092,404	AUD	1,525,000	BNP Paribas SA	7/2026	(2,341)
USD	688,567	BRL	3,461,082	BANCOBNP	6/2026	2,464
USD	664,946	BRL	3,363,961	BANCOBNP	6/2026	(1,905)
USD	3,967,000	BRL	20,021,215	BNP Paribas SA	6/2026	(1,880)
USD	137,674	BRL	696,206	Bank of America NA	6/2026	(337)
USD	493	BRL	2,492	Goldman Sachs Bank USA	6/2026	0
USD	510,621	BRL	2,582,157	Goldman Sachs Bank USA	6/2026	(1,250)
USD	621	BRL	3,301	Goldman Sachs Bank USA	6/2026	(33)
USD	1,643,762	BRL	8,260,874	Goldman Sachs International	6/2026	12,156
USD	3,000,000	BRL	16,003,500	Goldman Sachs International	6/2026	(160,853)
USD	3,500,000	BRL	18,608,240	Goldman Sachs International	6/2026	(175,315)
USD	1,507,874	BRL	8,100,000	BNP Paribas SA	7/2026	(86,096)
USD	1,217,308	BRL	6,600,000	BNP Paribas SA	7/2026	(81,483)
USD	1,420,959	BRL	7,600,000	BNP Paribas SA	7/2026	(74,618)
USD	2,736,085	BRL	14,700,000	Goldman Sachs Bank USA	7/2026	(156,676)
USD	2,775,966	BRL	14,900,000	Goldman Sachs Bank USA	7/2026	(156,152)
USD	2,980,510	BRL	16,200,000	Goldman Sachs Bank USA	7/2026	(207,431)
USD	3,939,044	BRL	21,200,000	Goldman Sachs Bank USA	7/2026	(232,830)
USD	1,087,609	BRL	5,800,000	Goldman Sachs Bank USA	7/2026	(53,753)
USD	1,472,347	BRL	8,000,000	JPMorgan Chase Bank NA	7/2026	(101,944)
USD	3,000,778	BRL	16,200,000	JPMorgan Chase Bank NA	7/2026	(187,163)
USD	26,110	BRL	132,981	BNP Paribas SA	8/2026	153
USD	7,121,841	BRL	36,591,000	Bank of America NA	8/2026	(20,558)
USD	42,457	BRL	216,968	Goldman Sachs Bank USA	8/2026	106
USD	56,534	BRL	290,997	Goldman Sachs Bank USA	9/2026	144
USD	945,143	BRL	4,900,000	BNP Paribas SA	10/2026	1,840
USD	1,646,239	BRL	9,100,000	BNP Paribas SA	10/2026	(105,608)
USD	2,369,211	BRL	12,900,000	BNP Paribas SA	10/2026	(114,178)
USD	698,685	BRL	3,618,000	BNP Paribas SA	10/2026	2,181
USD	1,664,289	BRL	9,100,000	BNP Paribas SA	10/2026	(87,559)
USD	1,402,090	BRL	7,700,000	BNP Paribas SA	10/2026	(80,242)
USD	841,720	BRL	4,600,000	Bank of America NA	10/2026	(43,829)
USD	3,022,606	BRL	16,600,000	JPMorgan Chase Bank NA	10/2026	(173,073)
USD	1,238,062	BRL	6,715,000	BNP Paribas SA	4/2027	(38,130)
USD	1,043,247	BRL	5,500,000	BNP Paribas SA	4/2027	(2,032)
USD	1,007,031	BRL	5,400,000	BNP Paribas SA	4/2027	(19,244)
USD	682,720	BRL	3,700,000	BNP Paribas SA	4/2027	(20,468)
USD	775,487	BRL	4,100,000	BNP Paribas SA	4/2027	(3,721)
USD	776,912	BRL	4,100,000	BNP Paribas SA	4/2027	(2,296)
USD	1,468,838	BRL	7,900,000	Goldman Sachs Bank USA	4/2027	(32,563)
USD	1,509,092	BRL	8,000,000	Goldman Sachs Bank USA	4/2027	(11,314)
USD	1,448,845	BRL	7,800,000	Goldman Sachs Bank USA	4/2027	(33,552)
USD	476,243	BRL	2,600,000	JPMorgan Chase Bank NA	4/2027	(17,889)
USD	476,243	BRL	2,600,000	JPMorgan Chase Bank NA	4/2027	(17,889)
USD	283,846	CAD	391,000	BNP Paribas SA	6/2026	235
USD	20,176	CAD	27,532	Bank of America NA	6/2026	205
USD	19,701,426	CAD	26,761,117	State Street Bank & Trust Co	6/2026	290,323
USD	19,253,029	CAD	26,548,695	State Street Bank & Trust Co	7/2026	(29,323)
USD	134,571	CAD	182,000	Royal Bank of Canada	7/2026	2,207
USD	402,672	CAD	547,000	Royal Bank of Canada	7/2026	4,851
USD	5,979,221	COP	22,806,543,385	State Street Bank & Trust Co	8/2026	(88,300)
USD	710,665	EUR	609,000	BNP Paribas SA	6/2026	328
USD	178,856,220	EUR	152,661,623	Bank of America NA	6/2026	791,703
USD	1,997,347	EUR	1,705,156	JPMorgan Chase Bank NA	6/2026	8,453
USD	110,794,667	EUR	94,495,949	JPMorgan Chase Bank NA	6/2026	574,592
USD	784,038	EUR	665,248	BNP Paribas SA	6/2026	7,653
USD	206,170	EUR	176,330	Barclays Bank PLC	6/2026	383
USD	207,984	EUR	176,330	Barclays Bank PLC	6/2026	2,196
USD	569,086	EUR	481,000	BTIG LLC (GB)	6/2026	7,680
USD	15,273	EUR	13,000	Bank of America NA	6/2026	100
USD	116,339	EUR	100,000	Bank of America NA	6/2026	(377)
USD	459,316	EUR	393,000	Bank of America NA	6/2026	621
USD	1,289,245	EUR	1,095,000	Deutsche Bank AG	6/2026	11,201
USD	2,152,092	EUR	1,828,000	Deutsche Bank AG	6/2026	18,516
USD	949,801	EUR	808,000	Deutsche Bank AG	6/2026	6,733
USD	786,018	EUR	666,000	JPMorgan Chase Bank NA	6/2026	8,687
USD	1,265,629	EUR	1,078,000	JPMorgan Chase Bank NA	6/2026	7,426
USD	1,867,898	EUR	1,606,000	JPMorgan Chase Bank NA	6/2026	(6,568)
USD	3,094,163	EUR	2,632,000	JPMorgan Chase Bank NA	6/2026	22,188
USD	1,341,657	EUR	1,141,000	JPMorgan Chase Bank NA	6/2026	9,923
USD	192,346	EUR	165,000	JPMorgan Chase Bank NA	6/2026	(236)
USD	1,331,203	EUR	1,135,000	JPMorgan Chase Bank NA	6/2026	6,471
USD	3,320,185	EUR	2,810,000	JPMorgan Chase Bank NA	6/2026	40,454
USD	3,312,361	EUR	2,827,000	JPMorgan Chase Bank NA	6/2026	12,788
USD	197,909	EUR	170,000	Morgan Stanley & Co International PLC	6/2026	(509)
USD	52,699	EUR	45,000	Morgan Stanley & Co International PLC	6/2026	177
USD	107,974	EUR	92,000	Morgan Stanley & Co International PLC	6/2026	595
USD	5,992,819	EUR	5,072,000	Morgan Stanley & Co International PLC	6/2026	72,963
USD	29,761,752	EUR	25,815,000	Societe Generale SA	6/2026	(368,587)
USD	229,483	EUR	197,000	Societe Generale SA	6/2026	(458)
USD	404,904	EUR	350,369	BTIG LLC (GB)	6/2026	(4,194)
USD	881,364	EUR	760,301	BTIG LLC (GB)	6/2026	(6,380)
USD	37,008,491	EUR	31,995,307	BTIG LLC (GB)	6/2026	(349,946)
USD	642,093	EUR	551,495	Bank of America NA	6/2026	(1,845)
USD	969,154	EUR	830,734	Citibank NA	6/2026	(830)
USD	1,778,014	EUR	1,516,847	Citibank NA	6/2026	6,909
USD	734,372	EUR	625,000	Citibank NA	6/2026	4,608
USD	427,689	EUR	363,628	Citibank NA	6/2026	3,109
USD	1,269,077	EUR	1,092,705	Citibank NA	6/2026	(6,790)
USD	177,514,543	EUR	152,371,167	BNP Paribas SA	7/2026	(444,010)
USD	109,023,423	EUR	93,942,625	Bank of America NA	7/2026	(694,800)
USD	50,878,799	EUR	43,032,000	BNP Paribas SA	7/2026	556,919
USD	136,858	EUR	116,000	Bank of America NA	7/2026	1,207
USD	140,077	EUR	119,000	Citibank NA	7/2026	918
USD	341,637	EUR	292,000	Goldman Sachs Bank USA	7/2026	171
USD	131,085	EUR	111,000	Goldman Sachs Bank USA	7/2026	1,281
USD	256,492	EUR	220,000	JPMorgan Chase Bank NA	7/2026	(777)
USD	6,975,428	GBP	5,170,993	BNP Paribas SA	6/2026	11,652
USD	2,325,817	GBP	1,730,538	Barclays Bank PLC	6/2026	(4,698)
USD	603,856	GBP	447,000	JPMorgan Chase Bank NA	6/2026	1,881
USD	2,239,798	GBP	1,669,000	JPMorgan Chase Bank NA	6/2026	(7,844)
USD	71,256,414	GBP	52,745,334	JPMorgan Chase Bank NA	6/2026	224,273
USD	74,188	GBP	55,000	BTIG LLC (GB)	6/2026	121
USD	1,422,821	GBP	1,065,000	JPMorgan Chase Bank NA	6/2026	(11,376)
USD	8,525,264	GBP	6,418,000	JPMorgan Chase Bank NA	6/2026	(117,624)
USD	436,624	GBP	324,000	JPMorgan Chase Bank NA	6/2026	305
USD	97,490	GBP	73,000	Morgan Stanley & Co International PLC	6/2026	(817)
USD	147,595	GBP	109,000	Societe Generale SA	6/2026	809
USD	14,140,799	GBP	10,623,713	Citibank NA	6/2026	(165,539)
USD	73,526,750	GBP	54,861,334	BNP Paribas SA	7/2026	(351,030)
USD	9,247,491	GBP	6,901,531	Citibank NA	7/2026	(46,301)
USD	71,545	GBP	53,000	BNP Paribas SA	7/2026	178
USD	92,965	GBP	69,000	Goldman Sachs Bank USA	7/2026	54
USD	12,220,201	GBP	9,039,000	JPMorgan Chase Bank NA	7/2026	48,800
USD	119,498	GBP	89,000	JPMorgan Chase Bank NA	7/2026	(345)
USD	1,503,000	IDR	25,571,290,500	Goldman Sachs International	6/2026	73,718
USD	938,974	JPY	149,452,625	Bank of America NA	6/2026	585
USD	3,259,112	JPY	508,700,000	JPMorgan Chase Bank NA	6/2026	65,064
USD	1,120,449	JPY	178,350,000	JPMorgan Chase Bank NA	6/2026	618
USD	114,714	JPY	18,116,000	JPMorgan Chase Bank NA	6/2026	825
USD	1,752,884	JPY	278,710,834	BNP Paribas SA	7/2026	(1,444)
USD	1,676,068	JPY	266,600,404	Bank of America NA	7/2026	(2,032)
USD	699,884	JPY	111,199,481	State Street Bank & Trust Co	7/2026	(55)
USD	8,589	JPY	1,350,000	JPMorgan Chase Bank NA	7/2026	70
USD	3,993,881	JPY	630,150,000	JPMorgan Chase Bank NA	7/2026	17,635
USD	1,025,458	JPY	162,150,000	JPMorgan Chase Bank NA	7/2026	2,291
USD	1,014,449	JPY	160,250,000	JPMorgan Chase Bank NA	7/2026	3,272
USD	2,291,907	MXN	39,920,000	Bank of America NA	6/2026	(7,755)
USD	530,206	MXN	9,547,957	Morgan Stanley	6/2026	(19,821)
USD	391,977	SGD	498,000	Bank of America NA	6/2026	1,351
USD	196,567	SGD	251,000	BTIG LLC (GB)	6/2026	(329)
USD	10,753	TRY	499,440	Barclays Bank PLC	6/2026	(129)
USD	12,872	TRY	597,952	Goldman Sachs Bank USA	6/2026	(158)
USD	167,941	TRY	7,839,985	JPMorgan Chase Bank NA	6/2026	(1,950)
USD	284	TRY	13,152	Barclays Bank PLC	6/2026	0
USD	23,625	TRY	1,105,278	Barclays Bank PLC	6/2026	(15)
USD	530,206	ZAR	9,076,968	Morgan Stanley	6/2026	(28,892)
ZAR	24,560,000	USD	1,466,505	Deutsche Bank AG	6/2026	46,274
ZAR	12,585,832	USD	751,500	Morgan Stanley	6/2026	23,727
ZAR	11,673,087	USD	697,000	Morgan Stanley	6/2026	22,006
ZAR	50,000,000	USD	2,947,897	Morgan Stanley & Co International PLC	6/2026	131,865

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						400,326
Unrealized Appreciation						7,433,051
Unrealized Depreciation						(7,032,725)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	(65,314)	(138,017)	(203,331)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		720,000	(5,225)	(6,189)	(11,414)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	(43,543)	(38,354)	(81,897)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,140,000	(15,530)	(22,035)	(37,565)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		10,000	1,833	(2,407)	(574)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		60,000	10,997	(17,205)	(6,208)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		120,000	21,995	(30,170)	(8,175)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	27,493	(32,848)	(5,355)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		10,000	1,833	(1,603)	230
American Express Co 4.05% 5/3/2029		12/2029	Goldman Sachs International	(1%)	Quarterly		540,000	(14,637)	11,698	(2,939)
American Electric Power Co Inc 3.2% 11/13/2027		12/2029	Bank of America NA	(1%)	Quarterly		1,267,000	(33,978)	27,028	(6,950)
Dominion Energy Inc 4.25% 6/1/2028		12/2029	Goldman Sachs International	(1%)	Quarterly		734,000	(20,387)	15,245	(5,142)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	18,329	(14,980)	3,349
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	71,589	(73,087)	(1,498)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		300,000	23,869	(11,704)	12,165
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	31,826	(14,854)	16,972
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	15,913	(7,640)	8,273
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	15,913	(7,527)	8,386
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	7,956	(3,763)	4,193
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	71,608	(31,823)	39,785
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		100,000	15,146	(6,471)	8,675
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		200,000	15,913	(9,636)	6,277
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,100,000	87,521	(114,174)	(26,653)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		600,000	90,878	(86,944)	3,934
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	30,293	(28,617)	1,676
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	7,956	(7,249)	707
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		500,000	39,782	(40,241)	(459)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		40,000	7,332	(6,739)	593
Bank of Nova Scotia/The 5.35% 12/7/2026		12/2026	Citibank NA	(1%)	Quarterly		1,530,000	10,030	(8,039)	1,991
Nomura Holdings Inc 2.172% 7/14/2028		6/2026	Barclays Bank PLC	(1%)	Quarterly		4,619,000	11,288	(2,977)	8,311
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly		150,000	10,242	(10,647)	(405)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		350,000	27,848	(26,425)	1,423
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly		600,000	40,970	(45,217)	(4,247)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	55,695	(61,691)	(5,996)
Allianz SE 1.301% 9/25/2049		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,000,000	(14,630)	8,006	(6,624)
Generali 3.875% 1/29/2029		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	900,000	(8,709)	2,973	(5,736)
Deutsche Bank AG 4% 6/24/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	700,000	3,889	(9,921)	(6,032)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	800,000	(5,331)	(1,757)	(7,088)
UniCredit SpA 4.175% 6/24/2037		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	800,000	(5,331)	(2,107)	(7,438)
Aviva PLC 4.625% 8/28/2056		6/2031	Citibank NA	(1%)	Quarterly	EUR	940,000	(8,581)	1,551	(7,030)
BMW Finance NV 1% 5/22/2028		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,600,000	(49,914)	42,374	(7,540)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	800,000	(199,618)	187,335	(12,283)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	900,000	(9,203)	2,216	(6,987)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	71,608	(66,174)	5,434
5Y CDX NA HY Series 43 Index		12/2029	ICE	(5%)	Quarterly		9,898,000	(227,361)	0	(227,361)
5Y CDX NA IG Series 45 Index		12/2030	ICE	(1%)	Quarterly		439,480,000	(2,159,413)	0	(2,159,413)
5Y CDX NA HY Series 45 Index		12/2030	ICE	(5%)	Quarterly		104,860,000	(1,771,536)	0	(1,771,536)
iTraxx Crossover Series 44 Index		12/2030	ICE	(5%)	Quarterly	EUR	2,431,200	(56,997)	0	(56,997)

TOTAL BUY PROTECTION								(3,867,693)	(690,806)	(4,558,499)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,030,000	51,017	152,754	203,771
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	78,594	242,009	320,603
CMBX AAA Series 12 Index	NR	8/2061	JPMorgan Securities LLC	0.5%	Monthly		1,000,000	4,906	4,119	9,025
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,400,000	(21,498)	57,071	35,573
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(5,375)	14,167	8,792
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		300,000	(2,687)	7,129	4,442
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		900,000	(8,062)	22,814	14,752
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		400,000	(3,583)	7,913	4,330
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(15,228)	33,810	18,582
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(5,375)	9,160	3,785
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,000,000	(8,958)	15,266	6,308
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,800,000	(16,124)	23,447	7,323
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,500,000	(13,437)	18,776	5,339
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,900,000	(17,020)	24,556	7,536
PacifiCorp 3.3% 3/15/2051	A3	9/2027	JPMorgan Chase Bank NA	1.56197%	Monthly		465,000	(323)	31	(292)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		2,400,000	(21,498)	35,115	13,617
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		4,300,000	(38,518)	65,326	26,808
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		3,700,000	(33,143)	61,813	28,670
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(896)	1,672	776
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,700,000	(15,228)	21,933	6,705
iTraxx Crossover Series 44 Index	NR	12/2030	Goldman Sachs International	5%	Quarterly	EUR	227,000	38,882	(32,107)	6,775
SoftBank Group Corp 2.84% 12/14/2029	NR	6/2026	Goldman Sachs International	1%	Quarterly		2,630,000	6,172	664	6,836
Slovak Republic 0.625%	NR	12/2027	Barclays Bank PLC	1%	Quarterly		1,115,000	16,926	(14,783)	2,143
State of Qatar 9.75% 6/15/2030	Aa2	12/2026	Barclays Bank PLC	1%	Quarterly		1,585,000	11,566	(8,402)	3,164
Panamanian Republic 8.875% 9/30/2027	Baa3	6/2026	Citibank NA	1%	Quarterly		831,000	2,006	(313)	1,693
Altice France SA 4.75% 10/15/2030	Caa1	6/2027	JPMorgan Chase Bank NA	5%	Quarterly	EUR	57,000	2,548	(1,310)	1,238
Altice France SA 4.75% 10/15/2030	Caa1	6/2027	Morgan Stanley & Co International PLC	5%	Quarterly	EUR	51,000	2,280	(1,329)	951
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		200,000	(1,792)	1,513	(279)
Cote d'Ivoire 6.125% 6/15/2033	Ba2	6/2027	Barclays Bank PLC	1%	Quarterly		3,408,000	8,501	4,369	12,870
Deutsche Telekom AG 0.5% 7/5/2027	A3	6/2026	JPMorgan Chase Bank NA	1%	Quarterly	EUR	986,000	2,898	(871)	2,027
Siemens Financieringsmaatschappij NV 3.4% 3/16/2027	Aa3	6/2026	JPMorgan Chase Bank NA	1%	Quarterly	EUR	1,301,000	3,851	(1,179)	2,672
Italian Republic 1.25% 2/17/2026	NR	6/2026	Barclays Bank PLC	1%	Quarterly		2,045,000	5,218	(1,378)	3,840
Italian Republic 1.25% 2/17/2026	NR	9/2026	Barclays Bank PLC	1%	Quarterly		5,973,000	29,657	(20,929)	8,728
CMBX BBB- Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	3%	Monthly		40,000	(7,332)	6,064	(1,268)
Barclays PLC 6.496% 9/13/2027	Baa1	12/2026	JPMorgan Chase Bank NA	1%	Quarterly	EUR	3,371,000	24,020	(20,517)	3,503
Wells Fargo & Co 5.198% 1/23/2030	A1	6/2026	JPMorgan Chase Bank NA	1%	Quarterly		2,576,000	6,322	(1,686)	4,636
Morgan Stanley 7.25% 4/1/2032	A1	6/2026	JPMorgan Chase Bank NA	0%			2,795,000	6,779	(1,800)	4,979
Wells Fargo & Co 5.198% 1/23/2030	A1	6/2026	JPMorgan Chase Bank NA	1%	Quarterly		2,956,000	7,255	(1,952)	5,303
Stellantis NV 0.625% 3/30/2027	Baa3	6/2026	Barclays Bank PLC	1%	Quarterly	EUR	1,267,000	3,565	(1,094)	2,471
Barclays PLC 6.496% 9/13/2027	Baa1	12/2026	Goldman Sachs International	1%	Quarterly	EUR	1,918,000	13,667	(11,470)	2,197
Siemens Financieringsmaatschappij NV 3.4% 3/16/2027	Aa3	6/2026	Goldman Sachs International	1%	Quarterly	EUR	2,108,000	6,240	(2,004)	4,236
Colombian Republic 10.375% 1/28/2033	Baa3	12/2026	Barclays Bank PLC	1%	Quarterly		3,026,000	9,643	(6,849)	2,794
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(5,375)	8,965	3,590
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		800,000	(7,166)	11,255	4,089
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		600,000	(132,948)	125,995	(6,953)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		900,000	(213,578)	215,025	1,447
CMBX BB Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	5%	Monthly		300,000	(66,474)	64,438	(2,036)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		200,000	(44,316)	42,057	(2,259)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,900,000	(17,020)	17,476	456
Boeing Co 2.6%	NR	12/2029	ICE	1%	Quarterly		300,000	11,479	0	11,479
5Y CDX NA HY Series 43 Index	NR	12/2029	ICE	5%	Quarterly		9,898,000	216,472	0	216,472
Verizon Communications Inc 4.125% 3/16/2027	Baa1	12/2029	ICE	1%	Quarterly		7,000,000	6,071	0	6,071
5Y CDX NA HY Series 44 Index	NR	6/2030	ICE	5%	Quarterly		2,058,000	146,713	0	146,713
Morgan Stanley 7.25% 4/1/2032	A1	6/2026	ICE	1%	Quarterly		8,400,000	(35,029)	0	(35,029)
5Y CDX NA IG Series 45 Index	NR	12/2030	ICE	1%	Quarterly		5,460,000	26,193	0	26,193
5Y CDX NA IG Series 45 Index	NR	12/2030	ICE	1%	Quarterly		624,000,000	1,007,104	0	1,007,104
5Y CDX NA HY Series 45 Index	NR	12/2030	ICE	5%	Quarterly		22,304,800	438,397	0	438,397
5Y CDX NA HY Series 45 Index	NR	12/2030	ICE	5%	Quarterly		190,806,000	3,854,376	0	3,854,376
Deutsche Bank AG 3 month EURIBOR + 0.5%, 0.02%	NR	12/2030	ICE	1%	Quarterly	EUR	21,500,000	162,215	0	162,215
AT&T Inc 3.8% 2/15/2027	Baa2	12/2027	ICE	1%	Quarterly		5,900,000	(2,876)	0	(2,876)
Boeing Co 5.15% 5/1/2030	Baa3	6/2031	ICE	1%	Quarterly		9,400,000	28,912	0	28,912
CDX NA IG SERIES 46 5YR	NR	6/2031	ICE	1%	Quarterly		188,085,000	1,564,589	0	1,564,589
CDX NA IG SERIES 46 5YR	NR	6/2031	ICE	1%	Quarterly		506,760,000	2,946,064	0	2,946,064
CDX NA HY SERIES 46 5YR	NR	6/2031	ICE	5%	Quarterly		13,761,000	199,127	0	199,127
CDX NA HY SERIES 46 5YR	NR	6/2031	ICE	5%	Quarterly		174,933,000	5,580,553	0	5,580,553
iTraxx Europe Series 45 Index	NR	6/2031	ICE	1%	Quarterly	EUR	14,400,000	133,185	0	133,185

TOTAL SELL PROTECTION								15,903,104	1,186,729	17,089,833
TOTAL CREDIT DEFAULT SWAPS								12,035,411	495,923	12,531,334

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/2034		2,200,000	(55,803)	0	(55,803)
U.S. SOFR Index(4)	Annual	3.69392%	Annual	CME	4/2031		8,625,000	160,097	0	160,097
ESTR Volume Weighted Trimmed Mean Rate Index(4)	Annual	2.0628%	Annual	LCH	10/2029	EUR	9,300,000	128,797	0	128,797
ESTR Volume Weighted Trimmed Mean Rate Index(4)	Annual	2.0563%	Annual	LCH	10/2029	EUR	6,100,000	85,740	0	85,740
U.S. SOFR Index(4)	Annual	3.76473%	Annual	LCH	12/2054		5,900,000	497,902	0	497,902
U.S. SOFR Index(4)	Annual	3.89548%	Annual	LCH	11/2054		24,961,000	1,568,389	0	1,568,389
2.52%	Annual	6M EURIBOR(4)	Semi-Annual	LCH	3/2035	EUR	1,600,000	(55,509)	0	(55,509)
U.S. SOFR Index(4)	Annual	3.80662%	Annual	LCH	2/2055		2,500,000	193,635	0	193,635
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2055		5,000,000	372,625	0	372,625
U.S. SOFR Index(4)	Annual	3.65471%	Annual	LCH	2/2055		2,300,000	235,951	0	235,951
U.S. SOFR Index(4)	Annual	3.64159%	Annual	LCH	2/2055		4,500,000	471,411	0	471,411
6M EURIBOR(4)	Semi-Annual	2.4%	Annual	LCH	4/2030	EUR	2,500,000	34,906	0	34,906
13.32%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2029	BRL	11,500,000	(38,006)	0	(38,006)
13.2914%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2029	BRL	108,900,000	(373,299)	0	(373,299)
13.3537%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2029	BRL	15,700,000	(49,435)	0	(49,435)
13.4%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2029	BRL	148,200,000	(397,900)	0	(397,900)
Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	13.0166%	At Maturity	CME	1/2029	BRL	152,300,000	630,514	0	630,514
6M EURIBOR(4)	Semi-Annual	3%	Annual	LCH	9/2056	EUR	850,000	10,133	0	10,133
SONIA(4)	Annual	4%	Annual	LCH	9/2036	GBP	7,100,000	171,719	0	171,719
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028		386,569,000	3,496,615	0	3,496,615
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056		4,400,000	(11,719)	0	(11,719)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2041		2,750,000	(26,132)	0	(26,132)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2046		610,000	(14,627)	0	(14,627)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036		28,420,000	(77,165)	0	(77,165)
U.S. SOFR Index(4)	Annual	4.01528%	Annual	LCH	11/2053		1,500,000	65,138	0	65,138
U.S. SOFR Index(4)	Annual	4.01035%	Annual	LCH	11/2053		1,500,000	66,328	0	66,328
U.S. SOFR Index(4)	Annual	3.36895%	Annual	LCH	8/2030		7,000,000	130,762	0	130,762
U.S. SOFR Index(4)	Annual	3.33675%	Annual	LCH	8/2030		5,800,000	115,450	0	115,450
U.S. SOFR Index(4)	Annual	3.40694%	Annual	LCH	8/2030		2,900,000	49,982	0	49,982
U.S. SOFR Index(4)	Annual	3.42145%	Annual	LCH	8/2030		3,200,000	53,386	0	53,386
U.S. SOFR Index(4)	Annual	4.052052%	Annual	LCH	2/2056		1,600,000	57,603	0	57,603
U.S. SOFR Index(4)	Annual	4.08244%	Annual	LCH	11/2053		1,300,000	42,401	0	42,401
3.933%	Annual	SONIA(4)	Annual	LCH	3/2028	GBP	81,902,000	21,376	0	21,376
13.657%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2031	BRL	88,200,000	(10,487)	0	(10,487)
13.725%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2031	BRL	800,000	(136)	0	(136)
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	6/2056		49,250,000	453,914	0	453,914
U.S. SOFR Index(4)	Annual	4%	Annual	CME	6/2056		10,100,000	252,258	0	252,258
13.39875%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2028	BRL	11,590,000	(14,668)	0	(14,668)
7.1725%	Lunar	1D TIIE(4)	Lunar	CME	4/2028	MXN	35,970,000	3,031	0	3,031
3.96%	Annual	U.S. SOFR Index(4)	Annual	LCH	5/2036		9,000,000	(61,750)	0	(61,750)
TOTAL INTEREST RATE SWAPS								8,183,427	0	8,183,427

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,484,060.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $96,198,582.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $574,865.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $6,990,789.

(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)	Level 3 security.
(m)	Non-income producing - Security is in default.
(n)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $67,708 and $69,091, respectively.

(o)	Non-income producing.
(p)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,335,301,140 or 12.4% of net assets.

(q)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(r)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $388,059,569 or 0.9% of net assets.

(s)	Zero coupon bond which is issued at a discount.
(t)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(u)	Principal Only Strips represent the right to receive the monthly principal payments.
(v)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(w)	Security is perpetual in nature with no stated maturity date.
(x)	Security or a portion of the security is on loan at period end.
(y)	Affiliated fund.
(z)	Includes $14,647,000 of cash collateral to cover margin requirements for futures contracts.
(Aa)	Includes $13,492,000 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(Ab)	Includes $2,962,000 of cash collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis.
(Ac)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(Ad)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ae)	The rate quoted is the annualized seven-day yield of the fund at period end.
(Af)	Investment made with cash collateral received from securities on loan.
(Ag)	Includes $1,570,000 of cash collateral segregated for over the counter (OTC) derivatives.
At period end, the value of non-cash collateral for securities on loan amounted to $456,840.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	213,623,857	345,813,570	352,492,798	1,685,910	-	-	206,944,629	206,903,249	0.3%
Fidelity Securities Lending Cash Central Fund	69,494,751	695,841,505	700,312,897	57,829	-	-	65,023,359	65,016,857	0.2%
Total	283,118,608	1,041,655,075	1,052,805,695	1,743,739	-	-	271,967,988

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	34,677,195	237,929,796	159,778,614	739,582	-	-	112,828,377	112,828,377
Fidelity SAI Long-Term Treasury Bond Index Fund	977,617	9,976	-	9,977	-	(53,253)	934,340	141,567
Fidelity SAI Total Bond Fund	3,101,142,177	31,019,341	322,296,222	31,020,336	(30,849,507)	(38,339,219)	2,740,676,570	302,502,933
Fidelity SAI U.S. Treasury Bond Index Fund	1,029,823	7,585	-	7,586	-	(25,244)	1,012,164	115,544
Fidelity U.S. Bond Index Fund	398,128,676	77,004,329	292,979,386	2,003,202	(3,701,650)	(3,909,894)	174,542,075	16,702,591
	3,535,955,488	345,971,027	775,054,222	33,780,683	(34,551,157)	(42,327,610)	3,029,993,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Commercial Paper, U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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